UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-05426

AIM Investment Funds (Invesco Investment Funds)

(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000    Houston, Texas 77046

(Address of principal executive offices)         (Zip code)

Sheri Morris    11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Name and address of agent for service)

    Registrant’s telephone number, including area code:              (713) 626-1919

    Date of fiscal year end:     10/31

    Date of reporting period:   04/30/21

Item 1. Reports to Stockholders.

(a)	The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

(b)	Not applicable

Semiannual Report to Shareholders	April 30, 2021

Invesco Balanced-Risk Allocation Fund
Nasdaq:
A: ABRZX ∎ C: ABRCX ∎ R: ABRRX ∎ Y: ABRYX ∎ R5: ABRIX ∎ R6: ALLFX

2	Fund Performance
4	Liquidity Risk Management Program
5	Consolidated Schedule of Investments
12	Consolidated Financial Statements
15	Consolidated Financial Highlights
16	Notes to Consolidated Financial Statements
24	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 10/31/20 to 4/30/21, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	16.91%
Class C Shares	16.45
Class R Shares	16.65
Class Y Shares	17.05
Class R5 Shares	17.00
Class R6 Shares	17.05
S&P 500 Index ▼ (Broad Market Index)	28.85
Custom Invesco Balanced-Risk Allocation Style Index∎ (Style-Specific Index)	15.96
Lipper Alternative Global Macro Funds Index◆ (Peer Group Index)	16.44
Source(s): ▼RIMES Technologies Corp.; ∎Invesco, RIMES Technologies Corp.; ◆Lipper Inc.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

    The Custom Invesco Balanced-Risk Allocation Style Index is composed of 60% MSCI World Index and 40% Bloomberg Barclays U.S. Aggregate Bond Index. Effective December 1, 2009, the fixed income component of the Custom Balanced-Risk Allocation Style Index changed from the JP Morgan GBI Global (Traded) Index to the Bloomberg Barclays U.S. Aggregate Bond Index. The MSCI World Index is considered representative of stocks of developed countries. The index return is computed using the net return, which withholds applicable taxes for non-resident investors. The Bloomberg Barclays U.S. Aggregate Bond Index is considered representative of the US investment-grade, fixed-rate bond market. The JP Morgan GBI Global (Traded) Index is considered representative of fixed-rate debt of developed government bond markets.

    The Lipper Alternative Global Macro Funds Index is an unmanaged index considered representative of alternative global macro funds tracked by Lipper.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

    Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2	Invesco Balanced-Risk Allocation Fund

Average Annual Total Returns
As of 4/30/21, including maximum applicable sales charges
Class A Shares
Inception (6/2/09)	6.78%
10 Years	5.44
5 Years	5.91
1 Year	19.51
Class C Shares
Inception (6/2/09)	6.73%
10 Years	5.41
5 Years	6.31
1 Year	24.28
Class R Shares
Inception (6/2/09)	7.00%
10 Years	5.78
5 Years	6.85
1 Year	25.93
Class Y Shares
Inception (6/2/09)	7.55%
10 Years	6.31
5 Years	7.39
1 Year	26.61
Class R5 Shares
Inception (6/2/09)	7.57%
10 Years	6.34
5 Years	7.43
1 Year	26.68
Class R6 Shares
10 Years	6.37%
5 Years	7.50
1 Year	26.70

Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3	Invesco Balanced-Risk Allocation Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 22-24, 2021, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2020 through December 31, 2020 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the coronavirus pandemic on the Fund and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

4	Invesco Balanced-Risk Allocation Fund

Consolidated Schedule of Investments

April 30, 2021

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. Treasury Securities–34.25%
U.S. Treasury Bills–13.05%(a)
U.S. Treasury Bills	0.08%	06/10/2021	$114,900	$114,889,276

U.S. Treasury Bills	0.01%	07/22/2021	117,800	117,797,383

U.S. Treasury Bills	0.03%	10/21/2021	82,000	81,993,183

				314,679,842

U.S. Treasury Notes–21.20%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.15%)(b)	0.17%	01/31/2022	200,000	200,233,544

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.11%)(b)	0.13%	04/30/2022	150,000	150,165,893

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.06%)(b)	0.10%	07/31/2022	160,520	160,617,071

				511,016,508

Total U.S. Treasury Securities (Cost $825,173,384)				825,696,350

		Expiration Date
Commodity-Linked Securities–4.29%
Canadian Imperial Bank of Commerce EMTN, U.S. Federal Funds Effective Rate minus 0.02% (linked to the Canadian Imperial Bank of Commerce Custom 7 Agriculture Commodity Index, multiplied by 2) (Canada)(c)(d)		10/22/2021	24,900	45,336,947

RBC Capital Markets LLC, Commodity-Linked Notes, U.S. Federal Funds Effective Rate minus 0.04% (linked to the RBC Enhanced Agricultural Basket 07 Excess Return Index) (Canada)(c)(d)		10/28/2021	32,750	58,166,228

Total Commodity-Linked Securities (Cost $57,650,000)				103,503,175

			Shares
Money Market Funds–55.45%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(e)(f)			393,479,090	393,479,090

Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(e)(f)			133,508,919	133,562,323

Invesco STIC (Global Series) PLC, U.S. Dollar Liquidity Portfolio (Ireland), Institutional Class, 0.02%(e)(f)			125,223,830	125,223,830

Invesco Treasury Obligations Portfolio, Institutional Class, 0.01%(e)(f)			524,000,000	524,000,000

Invesco Treasury Portfolio, Institutional Class, 0.01%(e)(f)			160,774,960	160,774,960

Total Money Market Funds (Cost $1,336,921,493)				1,337,040,203

Options Purchased–0.37% (Cost $15,074,757)(g)				8,997,713

TOTAL INVESTMENTS IN SECURITIES–94.36% (Cost $2,234,819,634)				2,275,237,441

OTHER ASSETS LESS LIABILITIES–5.64%				135,956,530

NET ASSETS–100.00%				$2,411,193,971

Investment Abbreviations:

EMTN – European Medium-Term Notes

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

5	Invesco Balanced-Risk Allocation Fund

Notes to Consolidated Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on April 30, 2021.
(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2021 was $103,503,175, which represented 4.29% of the Fund’s Net Assets.

(d)	The Reference Entity Components table below includes additional information regarding the underlying components of certain reference entities that are not publicly available.
(e)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2021.

	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value April 30, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$382,427,492	$229,681,075	$(218,629,477)	$ -	$ -	$393,479,090	$ 52,073
Invesco Liquid Assets Portfolio, Institutional Class	125,668,036	164,057,911	(156,163,911)	(4,953)	5,240	133,562,323	32,607
Invesco STIC (Global Series) PLC, U.S. Dollar Liquidity Portfolio, Institutional Class	67,985,494	455,620,925	(398,382,589)	-	-	125,223,830	22,492
Invesco Treasury Obligations Portfolio, Institutional Class	524,000,000	-	-	-	-	524,000,000	26,415
Invesco Treasury Portfolio, Institutional Class	148,144,563	262,492,656	(249,862,259)	-	-	160,774,960	9,457
Total	$1,248,225,585	$1,111,852,567	$(1,023,038,236)	$(4,953)	$5,240	$1,337,040,203	$143,044

(f)	The rate shown is the 7-day SEC standardized yield as of April 30, 2021.
(g)	The table below details options purchased.

Open Exchange-Traded Index Options Purchased

Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value*		Value

Equity Risk

EURO STOXX 50 Index	Put	09/17/2021	260	EUR	3,450.00	EUR	44,850,000	$188,801

EURO STOXX 50 Index	Put	05/21/2021	260	EUR	3,475.00	EUR	45,175,000	19,693

EURO STOXX 50 Index	Put	12/17/2021	260	EUR	3,400.00	EUR	44,200,000	282,264

EURO STOXX 50 Index	Put	06/18/2021	260	EUR	3,450.00	EUR	44,850,000	52,202

EURO STOXX 50 Index	Put	03/18/2022	260	EUR	3,500.00	EUR	45,500,000	451,998

EURO STOXX 50 Index	Put	07/16/2021	260	EUR	3,550.00	EUR	46,150,000	120,970

EURO STOXX 50 Index	Put	06/17/2022	260	EUR	3,750.00	EUR	48,750,000	856,483

EURO STOXX 50 Index	Put	08/20/2021	260	EUR	3,850.00	EUR	50,050,000	375,727

MSCI Emerging Markets Index	Put	07/16/2021	153	USD	1,300.00	USD	19,890,000	537,030

MSCI Emerging Markets Index	Put	09/17/2021	153	USD	1,300.00	USD	19,890,000	850,680

MSCI Emerging Markets Index	Put	12/17/2021	153	USD	1,280.00	USD	19,584,000	1,105,425

MSCI Emerging Markets Index	Put	06/18/2021	153	USD	1,310.00	USD	20,043,000	390,915

MSCI Emerging Markets Index	Put	04/14/2022	153	USD	1,280.00	USD	19,584,000	1,501,695

MSCI Emerging Markets Index	Put	08/20/2021	153	USD	1,300.00	USD	19,890,000	718,335

S&P 500 Index	Put	09/17/2021	21	USD	3,600.00	USD	7,560,000	128,100

S&P 500 Index	Put	05/21/2021	21	USD	3,650.00	USD	7,665,000	7,455

S&P 500 Index	Put	12/17/2021	21	USD	3,625.00	USD	7,612,500	227,325

S&P 500 Index	Put	06/18/2021	21	USD	3,665.00	USD	7,696,500	33,075

S&P 500 Index	Put	03/18/2022	21	USD	3,750.00	USD	7,875,000	364,455

S&P 500 Index	Put	07/16/2021	21	USD	3,790.00	USD	7,959,000	91,665

S&P 500 Index	Put	04/14/2022	21	USD	3,925.00	USD	8,242,500	484,365

S&P 500 Index	Put	08/20/2021	21	USD	3,975.00	USD	8,347,500	209,055

Total Index Options Purchased			3,166					$8,997,713

*	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

6	Invesco Balanced-Risk Allocation Fund

Open Futures Contracts(a)

Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)

Commodity Risk

Brent Crude	781	August-2021	$50,999,300	$3,397,470	$3,397,470

Gasoline Reformulated Blendstock Oxygenate Blending	591	May-2021	51,537,919	1,701,759	1,701,759

New York Harbor Ultra-Low Sulfur Diesel	199	May-2021	16,067,419	1,293,552	1,293,552

Silver	597	July-2021	77,230,905	(1,071,851)	(1,071,851)

WTI Crude	489	September-2021	30,366,900	2,130,888	2,130,888

Subtotal				7,451,818	7,451,818

Equity Risk

E-Mini Russell 2000 Index	1,165	June-2021	131,732,375	(3,536,428)	(3,536,428)

E-Mini S&P 500 Index	197	June-2021	41,117,840	2,830,539	2,830,539

EURO STOXX 50 Index	720	June-2021	34,105,418	1,317,130	1,317,130

FTSE 100 Index	2,125	June-2021	203,596,909	6,258,235	6,258,235

MSCI Emerging Market Index	340	June-2021	22,722,200	2,710	2,710

Tokyo Stock Price Index	1,280	June-2021	222,702,901	1,170,012	1,170,012

Subtotal				8,042,198	8,042,198

Interest Rate Risk

Australia 10 Year Bonds	3,775	June-2021	405,356,827	3,250,102	3,250,102

Canada 10 Year Bonds	3,305	June-2021	374,718,139	(8,239,475)	(8,239,475)

Japan 10 Year Bonds	49	June-2021	67,853,051	165,701	165,701

Long Gilt	1,843	June-2021	324,955,164	(1,852,320)	(1,852,320)

U.S. Treasury Long Bonds	1,322	June-2021	207,884,500	(5,265,994)	(5,265,994)
Subtotal				(11,941,986)	(11,941,986)
Total Futures Contracts				$3,552,030	$3,552,030

(a)	Futures contracts collateralized by $110,020,001 cash held with Counterparties, the futures commission merchant.

		Open Over-The-Counter Total Return Swap Agreements(a)

Counterparty	Pay/ Receive	Reference Entity(b)	Fixed Rate	Payment Frequency	Number of Contracts	Maturity Date	Notional Value	Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)

Commodity Risk

Barclays Bank PLC	Receive	Barclays Commodity Strategy 1452 Excess Return Index	0.26%	Monthly	40,700	November–2021	$29,853,662	$–	$1,777,279	$1,777,279

Canadian Imperial Bank of Commerce	Receive	Canadian Imperial Bank of Commerce Dynamic Roll LME Copper Excess Return Index 2	0.30	Monthly	346,000	February–2022	37,157,424	–	3,988,619	3,988,619

Cargill, Inc.	Receive	Monthly Rebalance Commodity Excess Return Index	0.47	Monthly	38,600	February–2022	34,324,726	–	3,342,305	3,342,305

Cargill, Inc.	Receive	Single Commodity Index Excess Return	0.12	Monthly	36,400	December–2021	40,324,539	–	571,480	571,480

J.P. Morgan Chase Bank, N.A.	Receive	J.P. Morgan Contag Beta Gas Oil Excess Return Index	0.25	Monthly	98,000	March–2022	16,306,818	–	294,098	294,098

Merrill Lynch International	Receive	Merrill Lynch Gold Excess Return Index	0.14	Monthly	213,000	February–2022	43,724,193	–	0	0

Merrill Lynch International	Receive	MLCX Dynamic Enhanced Copper Excess Return Index	0.25	Monthly	246,000	February–2022	12,151,736	–	0	0

Merrill Lynch International	Receive	MLCX Natural Gas Annual Excess Return Index	0.25	Monthly	19,300	February–2022	17,391,241	–	0	0

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

7	Invesco Balanced-Risk Allocation Fund

		Open Over-The-Counter Total Return Swap Agreements(a) –(continued)

Counterparty	Pay/ Receive	Reference Entity(b)	Fixed Rate	Payment Frequency	Number of Contracts	Maturity Date	Notional Value	Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)

Morgan Stanley Capital Services LLC	Receive	S&P GSCI Aluminum Dynamic Roll Index Excess Return	0.30%	Monthly	343,000	July–2021	$35,189,570	$–	$1,000,908	$1,000,908

Royal Bank of Canada	Receive	RBC Enhanced Agricultural Basket 07 Excess Return Index	0.40	Monthly	559,000	July–2021	61,068,011	–	0	0

Subtotal – Appreciation								–	10,974,689	10,974,689

Commodity Risk

J.P. Morgan Chase Bank, N.A.	Receive	S&P GSCI Gold Index Excess Return	0.09	Monthly	267,000	March–2022	35,255,374	–	(282,913)	(282,913)

Macquarie Bank Ltd.	Receive	Macquarie Aluminum Dynamic Selection Index	0.30	Monthly	470,000	February–2022	26,049,844	–	(83,284)	(83,284)

Subtotal – Depreciation								–	(366,197)	(366,197)

Total – Total Return Swap Agreements								$–	$10,608,492	$10,608,492

(a)	The Fund receives or pays payments based on any positive or negative return on the Reference Entity, respectively.
(b)	The Reference Entity Components table below includes additional information regarding the underlying components of certain reference entities that are not publicly available.

		Open Over-The-Counter Total Return Swap Agreements(a)

Counterparty	Pay/ Receive	Reference Entity(b)	Floating Rate Index	Payment Frequency	Number of Contracts	Maturity Date	Notional Value	Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)

Equity Risk

BNP Paribas S.A.	Receive	MSCI Emerging Markets Momentum Index	1 Month USD LIBOR + 1.19%	Monthly	2,467	May–2021	$33,027,826	$–	$991,097	$991,097

Goldman Sachs International	Receive	MSCI Emerging Markets Minimum Volatility Index	1 Month USD LIBOR + 1.46%	Monthly	16,033	May–2021	32,768,726	–	237,609	237,609

Goldman Sachs International	Receive	MSCI Emerging Markets Momentum Index	1 Month USD LIBOR + 1.16%	Monthly	2,466	June–2021	33,523,470	–	481,663	481,663

J.P. Morgan Chase Bank, N.A.	Receive	MSCI Emerging Markets Minimum Volatility Index	1 Month USD LIBOR + 1.17%	Monthly	2,467	June–2021	33,266,928	–	751,995	751,995

J.P. Morgan Chase Bank, N.A.	Receive	MSCI Emerging Markets Minimum Volatility Index	1 Month USD LIBOR + 1.25%	Monthly	16,033	June–2021	32,989,340	–	16,995	16,995

Subtotal – Appreciation								–	2,479,359	2,479,359

Equity Risk

BNP Paribas S.A.	Receive	MSCI USA Minimum Volatility	1 Month USD LIBOR + 0.36%	Monthly	7,900	June–2021	38,219,647	–	(78,842)	(78,842)

BNP Paribas S.A.	Receive	MSCI USA Momentum Index	1 Month USD LIBOR + 0.12%	Monthly	9,600	June–2021	39,610,906	–	(484,416)	(484,416)

J.P. Morgan Chase Bank, N.A.	Receive	MSCI Emerging Markets Minimum Volatility Index	1 Month EURIBOR + 1.02%	Monthly	22,000	June–2021	67,678,160	–	(448,319)	(448,319)

J.P. Morgan Chase Bank, N.A.	Receive	MSCI EMU Quality Index	1 Month EURIBOR + 0.98%	Montly	17,500	June–2021	69,673,800	–	(412,574)	(412,574)

Merrill Lynch International	Receive	MSCI Emerging Markets Minimum Volatility Index	1 Month USD LIBOR + 1.35%	Monthly	16,034	June–2021	33,118,708	–	(110,314)	(110,314)

Subtotal – Depreciation								–	(1,534,465)	(1,534,465)

Total – Total Return Swap Agreements								$–	$944,894	$944,894

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

8	Invesco Balanced-Risk Allocation Fund

(a)	The Fund receives or pays payments based on any positive or negative return on the Reference Entity, respectively.
(b)	The Reference Entity Components table below includes additional information regarding the underlying components of certain reference entities that are not publicly available.

Reference Entity Components

Reference Entity	Underlying Components	Percentage

Canadian Imperial Bank of Commerce Custom 7 Agriculture Commodity Index
	Long Futures Contracts

	Coffee ‘C’	5.58%

	Corn	6.08

	Cotton No. 2	22.83

	Lean Hogs	0.6

	Live Cattle	0.5

	Soybean Meal	23.14

	Soybean Oil	6.08

	Soybeans	22.03

	Sugar No. 11	5.98

	Wheat	7.18

	Total	100.00%

RBC Enhanced Agricultural Basket 07 Excess Return Index
	Long Futures Contracts

	Coffee ’C’	5.58%

	Corn	6.08

	Cotton No. 2	22.83

	Lean Hogs	0.6

	Live Cattle	0.5

	Soybean Meal	23.14

	Soybean Oil	6.08

	Soybeans	22.03

	Sugar No. 11	5.98

	Wheat	7.18

	Total	100.00%

Barclays Commodity Strategy 1452 Excess Return Index
	Long Futures Contracts

	Copper	100.00%

Canadian Imperial Bank of Commerce Dynamic Roll LME Copper Excess Return Index 2
	Long Futures Contracts

	Copper	100.00%

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

9	Invesco Balanced-Risk Allocation Fund

Reference Entity Components–(continued)

Reference Entity	Underlying Components	Percentage

Monthly Rebalance Commodity Excess Return Index
	Long Futures Contracts

	Coffee ’C’	5.58%

	Corn	6.08

	Cotton No. 2	22.83

	Lean Hogs	0.6

	Live Cattle	0.5

	Soybean Meal	23.14

	Soybean Oil	6.08

	Soybeans	22.03

	Sugar No. 11	5.98

	Wheat	7.18

	Total	100.00%

Single Commodity Index Excess Return
	Long Futures Contracts

	Gold	100.00%

J.P. Morgan Contag Beta Gas Oil Excess Return Index
	Long Futures Contracts

	Gas Oil	100.00%

Merrill Lynch Gold Excess Return Index
	Long Futures Contracts

	Gold	100.00%

MLCX Dynamic Enhanced Copper Excess Return Index
	Long Futures Contracts

	Copper	100.00%

MLCX Natural Gas Annual Excess Return Index
	Long Futures Contracts

	Natural Gas	100.00%

S&P GSCI Aluminum Dynamic Roll Index Excess Return
	Long Futures Contracts

	Aluminum	100.00%

S&P GSCI Gold Index Excess Return
	Long Futures Contracts

	Gold	100.00%

Macquarie Aluminium Dynamic Selection Index
	Long Futures Contracts

	Aluminum	100.00%

Abbreviations:

EMU	– European Economic and Monetary Union
EUR	– Euro
EURIBOR	– Euro Interbank Offered Rate
LIBOR	– London Interbank Offered Rate
USD	– U.S. Dollar

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

10	Invesco Balanced-Risk Allocation Fund

Target Risk Contribution and Notional Asset Weights as of April 30, 2021

By asset class

Asset Class	Target Risk Contribution*	Notional Asset Weights**

Equities	50.00%	46.94%

Fixed Income	17.81	68.04

Commodities	32.19	30.81

Total	100.00	145.79

*

Reflects the risk that each asset class is expected to contribute to the overall risk of the Fund as measured by standard deviation and estimates of risk based on historical data. Standard deviation measures the annualized fluctuations (volatility) of monthly returns.

**

Proprietary models determine the Notional Asset Weights necessary to achieve the Target Risk Contributions. Total Notional Asset Weight greater than 100% is achieved through derivatives and other instruments that create leverage.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

11	Invesco Balanced-Risk Allocation Fund

Consolidated Statement of Assets and Liabilities

April 30, 2021

(Unaudited)

Assets:
Investments in securities, at value (Cost $897,898,141)	$938,197,238
Investments in affiliated money market funds, at value (Cost $1,336,921,493)	1,337,040,203
Other investments:
Swaps receivable – OTC	14,763,796
Unrealized appreciation on swap agreements – OTC	13,454,048
Deposits with brokers:
Cash collateral – exchange-traded futures contracts	110,020,001
Foreign currencies, at value (Cost $12,173,059)	12,066,662
Receivable for:
Fund shares sold	868,002
Dividends	20,213
Interest	1,716
Investment for trustee deferred compensation and retirement plans	674,550
Other assets	64,896
Total assets	2,427,171,325

Liabilities:
Other investments:
Variation margin payable - futures contracts	6,820,009
Swaps payable – OTC	144,414
Unrealized depreciation on swap agreements–OTC	1,900,662
Payable for:
Fund shares reacquired	3,163,778
Amount due custodian	1,761,707
Accrued fees to affiliates	1,143,070
Accrued trustees’ and officers’ fees and benefits	1,574
Accrued other operating expenses	297,459
Trustee deferred compensation and retirement plans	744,681
Total liabilities	15,977,354
Net assets applicable to shares outstanding	$2,411,193,971

Net assets consist of:
Shares of beneficial interest	$2,021,798,550
Distributable earnings	389,395,421
$2,411,193,971

Net Assets:
Class A	$1,072,075,114
Class C	$203,275,657
Class R	$16,303,870
Class Y	$1,062,716,942
Class R5	$16,659,713
Class R6	$40,162,675

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	91,737,038
Class C	18,442,257
Class R	1,425,236
Class Y	89,194,442
Class R5	1,397,326
Class R6	3,360,988
Class A:
Net asset value per share	$11.69
Maximum offering price per share (Net asset value of $11.69 ÷ 94.50%)	$12.37
Class C:
Net asset value and offering price per share	$11.02
Class R:
Net asset value and offering price per share	$11.44
Class Y:
Net asset value and offering price per share	$11.91
Class R5:
Net asset value and offering price per share	$11.92
Class R6:
Net asset value and offering price per share	$11.95

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

12	Invesco Balanced-Risk Allocation Fund

Consolidated Statement of Operations

For the six months ended April 30, 2021

(Unaudited)

Investment income:
Interest	$241,278

Dividends from affiliated money market funds	143,044

Total investment income	384,322

Expenses:
Advisory fees	11,041,478

Administrative services fees	186,305

Custodian fees	22,136

Distribution fees:
Class A	1,225,427

Class C	1,369,913

Class R	38,994

Transfer agent fees – A, C, R and Y	1,451,569

Transfer agent fees – R5	6,024

Transfer agent fees – R6	2,067

Trustees’ and officers’ fees and benefits	40,228

Registration and filing fees	104,514

Reports to shareholders	120,764

Professional services fees	46,195

Other	33,476

Total expenses	15,689,090

Less: Fees waived and/or expense offset arrangement(s)	(411,190)

Net expenses	15,277,900

Net investment income (loss)	(14,893,578)

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	30,691,617

Affiliated investment securities	5,240

Foreign currencies	(34,363)

Futures contracts	172,279,651

Swap agreements	84,982,255

287,924,400

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	24,472,612

Affiliated investment securities	(4,953)

Foreign currencies	104,415

Futures contracts	74,778,644

Swap agreements	14,509,307

113,860,025

Net realized and unrealized gain	401,784,425

Net increase in net assets resulting from operations	$386,890,847

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

13	Invesco Balanced-Risk Allocation Fund

Consolidated Statement of Changes in Net Assets

For the six months ended April 30, 2021 and the year ended October 31, 2020

(Unaudited)

	April 30, 2021	October 31, 2020

Operations:
Net investment income (loss)	$(14,893,578)	$(14,343,676)

Net realized gain	287,924,400	77,438,347

Change in net unrealized appreciation (depreciation)	113,860,025	(93,262,440)

Net increase (decrease) in net assets resulting from operations	386,890,847	(30,167,769)

Distributions to shareholders from distributable earnings:
Class A	(10,563,724)	(97,943,495)

Class C	(1,416,700)	(51,537,200)

Class R	(148,478)	(1,837,820)

Class Y	(15,303,622)	(143,982,976)

Class R5	(246,913)	(4,677,750)

Class R6	(2,626,550)	(26,950,348)

Total distributions from distributable earnings	(30,305,987)	(326,929,589)

Share transactions–net:
Class A	107,423,851	(30,948,408)

Class C	(193,483,992)	(118,448,478)

Class R	(1,191,459)	(1,085,303)

Class Y	(88,667,768)	(274,132,409)

Class R5	(1,384,739)	(24,837,910)

Class R6	(139,304,645)	(68,863,227)

Net increase (decrease) in net assets resulting from share transactions	(316,608,752)	(518,315,735)

Net increase (decrease) in net assets	39,976,108	(875,413,093)

Net assets:
Beginning of period	2,371,217,863	3,246,630,956

End of period	$2,411,193,971	$2,371,217,863

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

14	Invesco Balanced-Risk Allocation Fund

Consolidated Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover (c)
Class A
Six months ended 04/30/21	$10.12	$(0.07)	$1.77	$1.70	$(0.13)	$–	$(0.13)	$11.69	16.91%	$1,072,075	1.28	%(d)	1.31	%(d)	(1.25	)%(d)	1%
Year ended 10/31/20	11.33	(0.05)	0.01	(0.04)	(0.67)	(0.50)	(1.17)	10.12	(0.55)	831,513	1.24		1.30		(0.53)		81
Year ended 10/31/19	10.21	0.10	1.02	1.12	–	–	–	11.33	10.97	968,345	1.24		1.29		0.95		11
Year ended 10/31/18	11.28	0.03	(0.40)	(0.37)	–	(0.70)	(0.70)	10.21	(3.57)	1,016,131	1.21		1.27		0.32		116
Year ended 10/31/17	11.34	(0.05)	0.87	0.82	(0.41)	(0.47)	(0.88)	11.28	7.76	1,337,537	1.22		1.28		(0.49)		12
Year ended 10/31/16	11.27	(0.10)	0.88	0.78	(0.29)	(0.42)	(0.71)	11.34	7.59	1,864,271	1.20		1.27		(0.89)		96
Class C
Six months ended 04/30/21	9.50	(0.10)	1.66	1.56	(0.04)	–	(0.04)	11.02	16.45	203,276	2.03	(d)	2.06	(d)	(2.00	)(d)	1
Year ended 10/31/20	10.69	(0.12)	0.00	(0.12)	(0.57)	(0.50)	(1.07)	9.50	(1.36)	349,294	1.99		2.05		(1.28)		81
Year ended 10/31/19	9.70	0.02	0.97	0.99	–	–	–	10.69	10.21	527,251	1.99		2.04		0.20		11
Year ended 10/31/18	10.83	(0.04)	(0.39)	(0.43)	–	(0.70)	(0.70)	9.70	(4.31)	735,308	1.96		2.02		(0.43)		116
Year ended 10/31/17	10.90	(0.12)	0.84	0.72	(0.32)	(0.47)	(0.79)	10.83	7.05	1,051,038	1.97		2.03		(1.24)		12
Year ended 10/31/16	10.85	(0.17)	0.83	0.66	(0.19)	(0.42)	(0.61)	10.90	6.67	1,278,218	1.95		2.02		(1.64)		96
Class R
Six months ended 04/30/21	9.90	(0.08)	1.72	1.64	(0.10)	–	(0.10)	11.44	16.65	16,304	1.53	(d)	1.56	(d)	(1.50	)(d)	1
Year ended 10/31/20	11.10	(0.08)	0.02	(0.06)	(0.64)	(0.50)	(1.14)	9.90	(0.77)	15,202	1.49		1.55		(0.78)		81
Year ended 10/31/19	10.02	0.07	1.01	1.08	–	–	–	11.10	10.78	18,343	1.49		1.54		0.70		11
Year ended 10/31/18	11.11	0.01	(0.40)	(0.39)	–	(0.70)	(0.70)	10.02	(3.82)	19,989	1.46		1.52		0.07		116
Year ended 10/31/17	11.18	(0.07)	0.85	0.78	(0.38)	(0.47)	(0.85)	11.11	7.48	23,518	1.47		1.53		(0.74)		12
Year ended 10/31/16	11.12	(0.12)	0.86	0.74	(0.26)	(0.42)	(0.68)	11.18	7.26	27,359	1.45		1.52		(1.14)		96
Class Y
Six months ended 04/30/21	10.33	(0.06)	1.80	1.74	(0.16)	–	(0.16)	11.91	16.96	1,062,717	1.03	(d)	1.06	(d)	(1.00	)(d)	1
Year ended 10/31/20	11.55	(0.03)	0.01	(0.02)	(0.70)	(0.50)	(1.20)	10.33	(0.34)	1,000,148	0.99		1.05		(0.28)		81
Year ended 10/31/19	10.37	0.13	1.05	1.18	–	–	–	11.55	11.38	1,431,442	0.99		1.04		1.20		11
Year ended 10/31/18	11.43	0.06	(0.42)	(0.36)	–	(0.70)	(0.70)	10.37	(3.42)	1,718,473	0.96		1.02		0.57		116
Year ended 10/31/17	11.47	(0.02)	0.88	0.86	(0.43)	(0.47)	(0.90)	11.43	8.15	2,147,497	0.97		1.03		(0.24)		12
Year ended 10/31/16	11.41	(0.07)	0.87	0.80	(0.32)	(0.42)	(0.74)	11.47	7.75	1,755,257	0.95		1.02		(0.64)		96
Class R5
Six months ended 04/30/21	10.34	(0.05)	1.80	1.75	(0.17)	–	(0.17)	11.92	17.00	16,660	0.98	(d)	1.01	(d)	(0.95	)(d)	1
Year ended 10/31/20	11.56	(0.03)	0.02	(0.01)	(0.71)	(0.50)	(1.21)	10.34	(0.26)	15,707	0.94		1.00		(0.23)		81
Year ended 10/31/19	10.38	0.14	1.04	1.18	–	–	–	11.56	11.37	45,497	0.92		0.97		1.27		11
Year ended 10/31/18	11.43	0.07	(0.42)	(0.35)	–	(0.70)	(0.70)	10.38	(3.34)	50,691	0.92		0.98		0.61		116
Year ended 10/31/17	11.48	(0.01)	0.87	0.86	(0.44)	(0.47)	(0.91)	11.43	8.12	119,103	0.92		0.98		(0.19)		12
Year ended 10/31/16	11.41	(0.06)	0.88	0.82	(0.33)	(0.42)	(0.75)	11.48	7.88	144,960	0.89		0.96		(0.58)		96
Class R6
Six months ended 04/30/21	10.37	(0.05)	1.81	1.76	(0.18)	–	(0.18)	11.95	17.05	40,163	0.91	(d)	0.94	(d)	(0.88	)(d)	1
Year ended 10/31/20	11.59	(0.02)	0.02	0.00	(0.72)	(0.50)	(1.22)	10.37	(0.21)	159,353	0.86		0.92		(0.15)		81
Year ended 10/31/19	10.40	0.15	1.04	1.19	–	–	–	11.59	11.44	255,753	0.87		0.92		1.32		11
Year ended 10/31/18	11.44	0.07	(0.41)	(0.34)	–	(0.70)	(0.70)	10.40	(3.24)	398,406	0.86		0.92		0.67		116
Year ended 10/31/17	11.49	(0.00)	0.87	0.87	(0.45)	(0.47)	(0.92)	11.44	8.20	320,060	0.85		0.91		(0.12)		12
Year ended 10/31/16	11.43	(0.06)	0.88	0.82	(0.34)	(0.42)	(0.76)	11.49	7.93	286,944	0.82		0.89		(0.51)		96

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)

Ratios are annualized and based on average daily net assets (000’s omitted) of $988,466, $276,253, $15,727, $1,093,437, $16,573 and $104,226 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

15	Invesco Balanced-Risk Allocation Fund

Notes to Consolidated Financial Statements

April 30, 2021

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Balanced-Risk Allocation Fund (the “Fund”) is a series portfolio of AIM Investment Funds (Invesco Investment Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these consolidated financial statements pertains only to the Fund and the Subsidiary. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

    The Fund will seek to gain exposure to the commodity markets primarily through investments in the Invesco Cayman Commodity Fund I Ltd. (the “Subsidiary”), a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands. The Subsidiary was organized by the Fund to invest in commodity-linked derivatives and other securities that may provide leveraged and non-leveraged exposure to commodities. The Fund may invest up to 25% of its total assets in the Subsidiary.

    The Fund’s investment objective is to provide total return with a low to moderate correlation to traditional financial market indices.

    The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for ten years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the tenth anniversary after a purchase of Class C shares. Effective November 30, 2020, the automatic conversion pursuant to the Conversion Feature changed from ten years to eight years. The first conversion of Class C shares to Class A shares occurred at the end of December 2020 for all Class C shares that were held for more than eight years as of November 30, 2020.

    The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services - Investment Companies.

    The following is a summary of the significant accounting policies followed by the Fund in the preparation of its consolidated financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or

16	Invesco Balanced-Risk Allocation Fund

other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Consolidated Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Consolidated Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Consolidated Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Consolidated Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the consolidated financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary’s income. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The financial statements are prepared on a consolidated basis in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. The accompanying financial statements reflect the financial position of the Fund and its Subsidiary and the results of operations on a consolidated basis. All inter-company accounts and transactions have been eliminated in consolidation.

In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the consolidated financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust, and under the Subsidiary’s organizational documents, the directors and officers of the Subsidiary, are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund and/or the Subsidiary, respectively. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Structured Securities – The Fund may invest in structured securities. Structured securities are a type of derivative security whose value is determined by reference to changes in the value of underlying securities, currencies, interest rates, commodities, indices or other financial indicators (“reference instruments”). Most structured securities are fixed-income securities that have maturities of three years or less. Structured securities may be positively or negatively indexed (i.e., their principal value or interest rates may increase or decrease if the underlying reference instrument appreciates) and may have return characteristics similar to direct investments in the underlying reference instrument.

Structured securities may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference instruments. In addition to the credit risk of structured securities and the normal risks of price changes in response to changes in interest rates, the principal amount of structured notes or indexed securities may decrease as a result of changes in the value of the underlying reference instruments. Changes in the daily value of structured securities are recorded as unrealized gains (losses) in the Consolidated Statement of Operations. When the structured securities mature or are sold, the Fund recognizes a realized gain (loss) on the Consolidated Statement of Operations.

J.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in

17	Invesco Balanced-Risk Allocation Fund

foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Consolidated Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Consolidated Statement of Operations.

K.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Consolidated Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Consolidated Statement of Assets and Liabilities.

L.

Futures Contracts – The Fund may enter into futures contracts to equitize the Fund’s cash holdings or to manage exposure to interest rate, equity, commodity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Consolidated Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Consolidated Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Consolidated Statement of Assets and Liabilities.

M.

Put Options Purchased – The Fund may purchase put options including options on securities indexes, or foreign currency and/or futures contracts. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option’s underlying instrument may be a security, securities index, or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund’s resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. Realized and unrealized gains and losses on put options purchased are included in the Consolidated Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

N.

Swap Agreements – The Fund may enter into various swap transactions, including interest rate, total return, index, currency and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency, commodity or credit risk. Such transactions are agreements between Counterparties. These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, index, and currency swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference less a financing rate, if any. As a receiver, the Fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Fund would owe payments on any net positive total return, and would receive payment in the event of a negative total return.

A total return swap is an agreement in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income generated and capital gains, if any. The unrealized appreciation (depreciation) on total return swaps includes dividends on the underlying securities and financing rate payable from the Counterparty. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference less a financing rate, if any. As a receiver, the Fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Fund would owe payments on any net positive total return, and would receive payment in the event of a negative total return.

Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Consolidated Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Consolidated Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Consolidated Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Consolidated

18	Invesco Balanced-Risk Allocation Fund

Statement of Operations. The Fund segregates cash or liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Cash held as collateral is recorded as deposits with brokers on the Consolidated Statement of Assets and Liabilities. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. Additionally, an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) includes credit related contingent features which allow Counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event that, for example, the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA master agreements, which would cause the Fund to accelerate payment of any net liability owed to the Counterparty. A short position in a security poses more risk than holding the same security long. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited.

O.

LIBOR Risk – The Fund may invest in financial instruments that utilize LIBOR as the reference or benchmark rate for variable interest rate calculations. On July 27, 2017, the head of the United Kingdom’s Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. Although many LIBOR rates will be phased out at the end of 2021 as originally intended, a selection of widely used USD LIBOR rates will continue to be published until June 2023 in order to assist with the transition. There remains uncertainty regarding the effect of the LIBOR transition process and therefore any impact of a transition away from LIBOR on the Fund or the instruments in which the Fund invests cannot yet be determined. There is no assurance that the composition or characteristics of any alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. Any such effects of the transition away from LIBOR and the adoption of alternative reference rates could result in losses to the Fund.

P.

COVID-19 Risk – The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations and supply chains, layoffs, lower consumer demand, and defaults, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally.

The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

Q.

Other Risks – The Fund will seek to gain exposure to commodity markets primarily through an investment in the Subsidiary and through investments in commodity futures and swaps, commodity related exchange-traded funds and exchange-traded notes and commodity linked notes, some or all of which will be owned through the Subsidiary. The Subsidiary, unlike the Fund, may invest without limitation in commodities, commodity-linked derivatives and other securities, such as exchange-traded and commodity-linked notes, that may provide leveraged and non-leveraged exposure to commodity markets. The Fund is indirectly exposed to the risks associated with the Subsidiary’s investments.

The current low interest rate environment was created in part by the Federal Reserve Board (FRB) and certain foreign central banks keeping the federal funds and equivalent foreign rates near historical lows. Increases in the federal funds and equivalent foreign rates may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies could also result in higher than normal shareholder redemptions, which could potentially increase portfolio turnover and the Fund’s transaction costs.

In addition to risks associated with the underlying commodities, investments in commodity-linked notes may be subject to additional risks, such as non-payment of interest and loss of principal, counterparty risk, lack of a secondary market and risk of greater volatility than traditional equity and debt securities. The value of the commodity-linked notes the Fund buys may fluctuate significantly because the values of the underlying investments to which they are linked are themselves volatile. Additionally, certain commodity-linked notes employ “economic” leverage by requiring payment by the issuer of an amount that is a multiple of the price increase or decrease of the underlying commodity, commodity index, or other economic variable. Such economic leverage will increase the volatility of the value of these commodity-linked notes and the Fund to the extent it invests in such notes.

R.

Leverage Risk – Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser less the amount paid by the Subsidiary to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $ 250 million	0.950%

Next $250 million	0.925%

Next $500 million	0.900%

Next $1.5 billion	0.875%

Next $2.5 billion	0.850%

Next $2.5 billion	0.825%

Next $2.5 billion	0.800%

Over $10 billion	0.775%

    For the six months ended April 30, 2021, the effective advisory fee rate incurred by the Fund was 0.89%.

    The Subsidiary has entered into a separate contract with the Adviser whereby the Adviser provides investment advisory and other services to the Subsidiary. In consideration of these services, the Subsidiary pays an advisory fee to the Adviser based on the annual rate of the Subsidiary’s average daily net assets as set forth in the table above.

    Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

19	Invesco Balanced-Risk Allocation Fund

    The Adviser has contractually agreed, through at least June 30, 2022, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.25%, 1.75%, 1.75% and 1.75%, respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Acquired Fund Fees and Expenses are not operating expenses of the Fund directly, but are fees and expenses, including management fees of the investment companies in which the Fund invests. As a result, the total annual fund operating expenses after expense reimbursement may exceed the expense limits above. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2022. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

    Further, the Adviser has contractually agreed, through at least June 30, 2023, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

    For the six months ended April 30, 2021, the Adviser waived advisory fees of $409,769.

    The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2021, expenses incurred under the agreement are shown in the Consolidated Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

    The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2021, expenses incurred under the agreement are shown in the Consolidated Statement of Operations as Transfer agent fees.

    The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2021, expenses incurred under the Plans are shown in the Consolidated Statement of Operations as Distribution fees.

    Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2021, IDI advised the Fund that IDI retained $64,073 in front-end sales commissions from the sale of Class A shares and $319 and $4,529 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

    The following is a summary of the tiered valuation input levels, as of April 30, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

U.S. Treasury Securities	$–	$825,696,350	$–	$825,696,350

Commodity-Linked Securities	–	103,503,175	–	103,503,175

Money Market Funds	1,337,040,203	–	–	1,337,040,203

Options Purchased	8,997,713	–	–	8,997,713

Total Investments in Securities	1,346,037,916	929,199,525	–	2,275,237,441

20	Invesco Balanced-Risk Allocation Fund

	Level 1	Level 2	Level 3	Total

Other Investments - Assets*

Futures Contracts	$23,518,098	$–	$–	$23,518,098

Swap Agreements	–	13,454,048	–	13,454,048

	23,518,098	13,454,048	–	36,972,146

Other Investments - Liabilities*

Futures Contracts	(19,966,068)	–	–	(19,966,068)

Swap Agreements	–	(1,900,662)	–	(1,900,662)

	(19,966,068)	(1,900,662)	–	(21,866,730)

Total Other Investments	3,552,030	11,553,386	–	15,105,416

Total Investments	$1,349,589,946	$940,752,911	$–	$2,290,342,857

*	Unrealized appreciation (depreciation).

NOTE 4–Derivative Investments

The Fund may enter into an ISDA Master Agreement under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

    For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Consolidated Statement of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of April 30, 2021:

	Value
Derivative Assets	Commodity Risk	Equity Risk	Interest Rate Risk	Total

Unrealized appreciation on futures contracts – Exchange-Traded(a)	$8,523,669	$11,578,626	$3,415,803	$23,518,098

Unrealized appreciation on swap agreements – OTC	10,974,689	2,479,359	-	13,454,048

Options purchased, at value – OTC(b)	-	8,997,713	-	8,997,713

Total Derivative Assets	19,498,358	23,055,698	3,415,803	45,969,859

Derivatives not subject to master netting agreements	(8,523,669)	(11,578,626)	(3,415,803)	(23,518,098)

Total Derivative Assets subject to master netting agreements	$10,974,689	$11,477,072	$-	$22,451,761

	Value
Derivative Liabilities	Commodity Risk	Equity Risk	Interest Rate Risk	Total

Unrealized depreciation on futures contracts — Exchange-Traded(a)	$(1,071,851)	$(3,536,428)	$(15,357,789)	$(19,966,068)

Unrealized depreciation on swap agreements — OTC	(366,197)	(1,534,465)	-	(1,900,662)

Total Derivative Liabilities	(1,438,048)	(5,070,893)	(15,357,789)	(21,866,730)

Derivatives not subject to master netting agreements	1,071,851	3,536,428	15,357,789	19,966,068

Total Derivative Liabilities subject to master netting agreements	$(366,197)	$(1,534,465)	$-	$(1,900,662)

(a)	The daily variation margin receivable (payable) at period-end is recorded in the Consolidated Statement of Assets and Liabilities.
(b)	Options purchased, at value as reported in the Consolidated Schedule of Investments.

Offsetting Assets and Liabilities

The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of April 30, 2021.

	Financial Derivative Assets	Financial Derivative Liabilities		Collateral (Received)/Pledged
Counterparty	Swap Agreement	Swap Agreement	Net Value of Derivatives	Non-Cash	Cash	Net Amount

Barclays Bank PLC	$1,777,279	$(3,436)	$1,773,843	$-	$(1,773,843)	$-

BNP Paribas S.A.	2,539,602	(577,888)	1,961,714	-	-	1,961,714

Canadian Imperial Bank of Commerce	3,988,619	(5,883)	3,982,736	-	-	3,982,736

Cargill, Inc.	3,913,785	(14,563)	3,899,222	-	(3,380,000)	519,222

21	Invesco Balanced-Risk Allocation Fund

	Financial Derivative Assets	Financial Derivative Liabilities		Collateral (Received)/Pledged
Counterparty	Swap Agreement	Swap Agreement	Net Value of Derivatives	Non-Cash	Cash	Net Amount

Goldman Sachs International	719,272	(29,094)	690,178	-	-	690,178

JPMorgan Chase Bank, N.A.	5,146,730	(1,172,445)	3,974,285	-	(350,000)	3,624,285

Macquarie Bank Ltd.	-	(84,369)	(84,369)	-	-	(84,369)

Merrill Lynch International	3,929,707	(134,367)	3,795,340	-	(3,795,340)	-

Morgan Stanley Capital Services LLC	1,000,908	(4,389)	996,519	-	(996,519)	-

Royal Bank of Canada	5,201,942	(18,642)	5,183,300	-	(4,340,000)	843,300

Total	$28,217,844	$(2,045,076)	$26,172,768	$-	$(14,635,702)	$11,537,066

Effect of Derivative Investments for the six months ended April 30, 2021

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Consolidated Statement of Operations
	Commodity Risk	Equity Risk	Interest Rate Risk	Total

Realized Gain (Loss):
Futures contracts	$66,170,681	$184,578,467	$(78,469,497)	$172,279,651

Options purchased(a)	-	(4,435,782)	-	(4,435,782)

Swap agreements	56,599,302	28,382,953	-	84,982,255

Change in Net Unrealized Appreciation (Depreciation):
Futures contracts	34,370,493	48,945,219	(8,537,068)	74,778,644

Options purchased(a)	-	(6,077,044)	-	(6,077,044)

Swap agreements	12,850,296	1,659,011	-	14,509,307

Total	$169,990,772	$253,052,824	$(87,006,565)	$336,037,031

(a)	Options purchased are included in the net realized gain (loss) from investment securities and the change in net unrealized appreciation (depreciation) of investment securities.

The table below summarizes the average notional value of derivatives held during the period.

	Futures Contracts	Equity Options Purchased	Swap Agreements

Average notional value	$2,520,610,616	$222,377,881	$699,938,032

Average Contracts	–	2,949	–

NOTE 5–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2021, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $1,421.

NOTE 6–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Consolidated Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

22	Invesco Balanced-Risk Allocation Fund

NOTE 8–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of October 31, 2020, as follows:

Capital Loss Carryforward*

Expiration	Short-Term	Long-Term	Total

Not subject to expiration	$4,227,019	$1,713,479	$5,940,498

*

Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 9–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2021 was $5,194,250 and $93,106,318, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$151,064,376

Aggregate unrealized (depreciation) of investments	(27,943,774)

Net unrealized appreciation of investments	$123,120,602

Cost of investments for tax purposes is $2,167,222,255.

NOTE 10–Share Information

	Summary of Share Activity
	Six months ended April 30, 2021(a)		Year ended October 31, 2020
	Shares	Amount	Shares	Amount

Sold:
Class A	4,243,982	$47,906,716	7,107,305	$71,873,755

Class C	1,036,018	11,073,381	1,656,939	15,825,366

Class R	178,876	1,970,554	292,882	2,883,276
Class Y	11,340,014	130,916,037	18,135,475	186,756,543

Class R5	101,950	1,157,288	243,036	2,494,331

Class R6	499,128	5,746,989	2,603,988	26,720,621

Issued as reinvestment of dividends:
Class A	882,471	9,645,403	8,746,225	90,261,045
Class C	121,143	1,251,403	4,751,227	46,324,464
Class R	13,746	147,216	180,893	1,828,830
Class Y	1,089,355	12,124,526	10,721,775	112,685,854
Class R5	22,093	245,897	443,344	4,659,542
Class R6	229,616	2,562,519	2,471,900	26,053,833

Automatic conversion of Class C shares to Class A shares:
Class A	15,498,191	173,631,809	6,307,863	64,062,372

Class C	(16,407,348)	(173,631,809)	(6,705,229)	(64,062,372)

Reacquired:
Class A	(11,027,631)	(123,760,077)	(25,451,775)	(257,145,580)

Class C	(3,057,936)	(32,176,967)	(12,275,586)	(116,535,936)

Class R	(303,531)	(3,309,229)	(590,019)	(5,797,409)

Class Y	(20,035,624)	(231,708,331)	(55,991,394)	(573,574,806)

Class R5	(245,435)	(2,787,924)	(3,101,774)	(31,991,783)

Class R6	(12,729,087)	(147,614,153)	(11,778,479)	(121,637,681)

Net increase (decrease) in share activity	(28,550,009)	$(316,608,752)	(52,231,404)	$(518,315,735)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 55% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

23	Invesco Balanced-Risk Allocation Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2020 through April 30, 2021.

    In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which the Fund invests. The amount of fees and expenses incurred indirectly by the Fund will vary because the underlying funds have varied expenses and fee levels and the Fund may own different proportions of the underlying funds at different times. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the underlying funds the Fund invests in. The effect of the estimated underlying fund expenses that the Fund bears indirectly are included in the Fund’s total return.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

    The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

    Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by the Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)

	Beginning Account Value (11/01/20)	Ending Account Value (04/30/21)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/21)	Expenses Paid During Period[2]	Annualized Expense Ratio
Class A	$1,000.00	$1,169.10	$6.88	$1,018.45	$6.41	1.28%
Class C	1,000.00	1,164.50	10.89	1,014.73	10.14	2.03
Class R	1,000.00	1,166.50	8.22	1,017.21	7.65	1.53
Class Y	1,000.00	1,170.50	5.54	1,019.69	5.16	1.03
Class R5	1,000.00	1,170.00	5.27	1,019.93	4.91	0.98
Class R6	1,000.00	1,170.50	4.90	1,020.28	4.56	0.91

[1]

The actual ending account value is based on the actual total return of the Fund for the period November 1, 2020 through April 30, 2021, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

24	Invesco Balanced-Risk Allocation Fund

(This page intentionally left blank)

(This page intentionally left blank)

(This page intentionally left blank)

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎	Fund reports and prospectuses
∎	Quarterly statements
∎	Daily confirmations
∎	Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each fiscal year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/ corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-05426 and 033-19338	Invesco Distributors, Inc.	IBRA-SAR-1

Semiannual Report to Shareholders	April 30, 2021
Invesco Balanced-Risk Commodity Strategy Fund
Nasdaq:
A: BRCAX ∎ C: BRCCX ∎ R: BRCRX ∎ Y: BRCYX ∎ R5: BRCNX ∎ R6: IBRFX

2	Fund Performance
4	Liquidity Risk Management Program
5	Consolidated Schedule of Investments
12	Consolidated Financial Statements
15	Consolidated Financial Highlights
16	Notes to Consolidated Financial Statements
24	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED   |   MAY LOSE VALUE   |   NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 10/31/20 to 4/30/21, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	32.76%
Class C Shares	32.23
Class R Shares	32.46
Class Y Shares	32.83
Class R5 Shares	32.83
Class R6 Shares	32.94
Bloomberg Commodity Index▼ (Broad Market/Style-Specific Index)	25.81
Source(s):▼ RIMES Technologies Corp.

The Bloomberg Commodity Index is an unmanaged index designed to be a highly liquid and diversified benchmark for the commodity futures market.

  The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

  A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

  Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2                     Invesco Balanced-Risk Commodity Strategy Fund

Average Annual Total Returns
As of 4/30/21, including maximum applicable sales charges

Class A Shares
Inception (11/30/10)	-2.55%
10 Years	-4.14
5 Years	1.94
1 Year	51.57

Class C Shares
Inception (11/30/10)	-2.58%
10 Years	-4.19
5 Years	2.36
1 Year	58.56

Class R Shares
Inception (11/30/10)	-2.22%
10 Years	-3.82
5 Years	2.88
1 Year	60.30

Class Y Shares
Inception (11/30/10)	-1.75%
10 Years	-3.35
5 Years	3.37
1 Year	61.02

Class R5 Shares
Inception (11/30/10)	-1.69%
10 Years	-3.29
5 Years	3.42
1 Year	60.85

Class R6 Shares
10 Years	-3.31%
5 Years	3.48
1 Year	60.93

Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3                     Invesco Balanced-Risk Commodity Strategy Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 22-24, 2021, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2020 through December 31, 2020 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the coronavirus pandemic on the Fund and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

4                     Invesco Balanced-Risk Commodity Strategy Fund

Consolidated Schedule of Investments

April 30, 2021

(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Treasury Securities–29.81%
U.S. Treasury Bills–10.00%(a)
U.S. Treasury Bills	0.09%	06/03/2021	$56,200	$56,196,949
U.S. Treasury Bills	0.08%	06/10/2021	57,200	57,196,298
				113,393,247

U.S. Treasury Notes–19.81%(b)
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.15%)	0.17%	01/31/2022	74,600	74,687,112
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.11%)	0.13%	04/30/2022	74,600	74,682,504
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.06%)	0.10%	07/31/2022	75,100	75,145,415
				224,515,031
Total U.S. Treasury Securities (Cost $337,786,576)				337,908,278

		Expiration
		Date
Commodity-Linked Securities–5.44%
Barclays PLC (United Kingdom), U.S. Federal Funds Effective Rate minus 0.06% (linked to the Barclays Diversified Energy-Metals Total Return Index, multiplied by 3)(c)(d)		11/16/2021	15,070	31,038,589
Canadian Imperial Bank of Commerce (Canada), U.S. Federal Funds Effective Rate minus 0.02% (linked to the Canadian Imperial Bank of Commerce Custom 27 Excess Return Index)(c)(e)		08/23/2021	14,444	30,674,634
Total Commodity-Linked Securities (Cost $29,514,000)				61,713,223

			Shares
Money Market Funds–59.10%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(f)(g)			161,226,946	161,226,946
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(f)(g)			115,324,819	115,370,949
Invesco STIC (Global Series) PLC, U.S. Dollar Liquidity Portfolio (Ireland), Institutional Class, 0.02%(f)(g)			209,097,548	209,097,548
Invesco Treasury Portfolio, Institutional Class, 0.01%(f)(g)			184,259,367	184,259,367
Total Money Market Funds (Cost $669,958,611)				669,954,810
TOTAL INVESTMENTS IN SECURITIES–94.35% (Cost $1,037,259,187)				1,069,576,311
OTHER ASSETS LESS LIABILITIES–5.65%				64,064,103
NET ASSETS–100.00%				$1,133,640,414

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

5                     Invesco Balanced-Risk Commodity Strategy Fund

Notes to Consolidated Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on April 30, 2021.
(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2021 was $61,713,223, which represented 5.44% of the Fund’s Net Assets.

(d)

Barclays Diversified Energy-Metals Total Return Index - a basket of indices that provide exposure to various components of the energy and metals markets. The underlying commodities comprising the indices are: Brent Crude Oil, Copper, Gasoil, Gold, Silver, Unleaded Gasoline, and WTI Crude Oil.

(e)

Canadian Imperial Bank of Commerce Custom 27 Excess Return Index – a basket of indices that provide exposure to various components of energy and metals markets. The underlying commodities comprising the indices are: Brent Crude Oil, British Gas Oil, Gold, LME Copper, Silver, Unleaded Gasoline and WTI Crude Oil.

(f)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2021.

	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value April 30, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio,
Institutional Class	$96,852,586	$144,043,266	$(79,668,906)	$-	$-	$161,226,946	$17,437
Invesco Liquid Assets Portfolio, Institutional Class	69,388,895	102,888,048	(56,906,361)	(27,234)	27,601	115,370,949	18,452
Invesco STIC (Global Series) PLC, U.S. Dollar
Liquidity Portfolio, Institutional Class	77,897,397	319,857,677	(188,657,526)	-	-	209,097,548	34,819
Invesco Treasury Portfolio, Institutional Class	110,688,670	164,620,876	(91,050,179)	-	-	184,259,367	7,742
Total	$354,827,548	$731,409,867	$(416,282,972)	$(27,234)	$27,601	$669,954,810	$78,450

(g)	The rate shown is the 7-day SEC standardized yield as of April 30, 2021.

Open Futures Contracts(a)
					Unrealized
	Number of	Expiration	Notional		Appreciation
Long Futures Contracts	Contracts	Month	Value	Value	(Depreciation)
Commodity Risk
Coffee ’C’	374	September-2021	$20,111,850	$1,639,485	$1,639,485
Corn	396	July-2021	13,330,350	3,336,581	3,336,581
Cotton No. 2	1,075	December-2021	45,719,750	2,119,718	2,119,718
Gasoline Reformulated Blendstock Oxygenate Blending	642	May-2021	55,985,353	1,831,793	1,831,793
Gold 100 oz.	327	June-2021	57,803,790	860,353	860,353
Lean Hogs	535	December-2021	17,430,300	1,415,503	1,415,503
LME Nickel	161	June-2021	17,061,975	(113,042)	(113,042)
Soybeans	1,102	July-2021	84,537,175	19,359,173	19,359,173
Wheat	434	July-2021	15,944,075	2,152,855	2,152,855
Subtotal-Long Futures Contracts				32,602,419	32,602,419

Short Futures Contracts
Commodity Risk
LME Nickel	161	June-2021	(17,061,975)	(1,466,829)	(1,466,829)
Natural Gas	209	November-2021	(6,635,750)	(414,656)	(414,656)
Subtotal-Short Futures Contracts				(1,881,485)	(1,881,485)
Total Futures Contracts				$30,720,934	$30,720,934

(a)	Futures contracts collateralized by $38,230,000 cash held with Goldman Sachs & Co., the futures commission merchant.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

6                     Invesco Balanced-Risk Commodity Strategy Fund

Open Over-The-Counter Total Return Swap Agreements(a)(b)
								Upfront
								Payments		Unrealized
	Pay/		Fixed	Payment	Number of			Paid		Appreciation
Counterparty	Receive	Reference Entity(c)	Rate	Frequency	Contracts	Maturity Date	Notional Value	(Received)	Value	(Depreciation)
Commodity Risk
Barclays Bank PLC	Receive	Barclays Corn Seasonal Excess Return Index	0.38%	Monthly	717,000	January-2022	$21,288,264	$15,304	$3,559,331	$3,544,027
Barclays Bank PLC	Receive	Barclays Soybean Meal S2 Nearby Excess Return Index	0.30	Monthly	23,300	November-2021	23,827,063	59,502	1,145,987	1,086,485
Barclays Bank PLC	Receive	Barclays Soybeans Seasonal Excess Return Index	0.30	Monthly	48,100	November-2021	16,512,704	51,504	1,437,877	1,386,373
Barclays Bank PLC	Receive	Barclays Wheat Seasonal Excess Return Index	0.33	Monthly	445,000	November-2021	10,015,971	-	1,210,934	1,210,934
BNP Paribas S.A.	Receive	BNP Paribas Commodity Daily Dynamic Curve CO Index	0.25	Monthly	71,900	August-2021	24,129,357	8,511	1,577,853	1,569,342
Canadian Imperial Bank of Commerce	Receive	Canadian Imperial Bank of Commerce Dynamic Roll LME Copper Excess Return Index 2	0.30	Monthly	448,500	February-2022	48,182,330	17,287	5,170,218	5,152,931
Canadian Imperial Bank of Commerce	Receive	Canadian Imperial Bank of Commerce Silver Index	0.11	Monthly	134,500	February-2022	17,263,178	20,372	673,065	652,693
Goldman Sachs International	Receive	Enhanced Strategy AB141 on the S&P GSCI Sugar Excess Return Index	0.37	Monthly	56,000	December-2021	10,389,770	-	1,055,303	1,055,303
Goldman Sachs International	Receive	Enhanced Strategy AB31 on the S&P GSCI Cotton Excess Return Index	0.45	Monthly	482,000	December-2021	21,205,597	41,613	1,204,518	1,162,905
Goldman Sachs International	Receive	S&P GSCI Soybean Meal Excess Return Index	0.42	Monthly	31,350	December-2021	35,951,559	23,237	1,088,158	1,064,921
Macquarie Bank Ltd.	Pay	Macquarie Single Commodity Aluminum type A Excess Return Index	0.14	Monthly	128,000	December-2021	8,350,362	-	27,789	27,789
Merrill Lynch International	Pay	Merrill Lynch Gold Excess Return Index	0.00	Monthly	6,000	February-2022	1,231,667	-	0	0
Merrill Lynch International	Pay	MLCX2CCER Excess Return Index	0.00	Monthly	942,500	December-2021	54,204,777	-	0	0
Merrill Lynch International	Pay	MLCX2CCER Excess Return Index	0.00	Monthly	680,000	February-2022	5,777,824	-	0	0
Merrill Lynch International	Receive	Merrill Lynch Gold Excess Return Index	0.14	Monthly	167,700	February-2022	34,425,104	-	0	0
Merrill Lynch International	Receive	Merrill Lynch Soybean Meal Index	0.30	Monthly	47,650	February-2022	37,046,779	-	0	0
Merrill Lynch International	Receive	MLCI3LXE Excess Return Index	0.18	Monthly	45,700	April-2022	7,773,904	-	0	0
Merrill Lynch International	Receive	MLCX Natural Gas Annual Excess Return Index	0.25	Monthly	59,200	February-2022	53,345,155	-	0	0
Morgan Stanley Capital Services LLC	Receive	Morgan Stanley Soybean Oil Dynamic Subindex Early Roll Excess Return	0.30	Monthly	143,400	April-2022	30,576,723	-	17,638	17,638

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

7                     Invesco Balanced-Risk Commodity Strategy Fund

Open Over-The-Counter Total Return Swap Agreements(a)(b) –(continued)
								Upfront
								Payments		Unrealized
	Pay/		Fixed	Payment	Number of			Paid		Appreciation
Counterparty	Receive	Reference Entity(c)	Rate	Frequency	Contracts	Maturity Date	Notional Value	(Received)	Value	(Depreciation)
Royal Bank of Canada	Receive	RBC Enhanced Brent Crude Oil 01 Excess Return Index	0.35%	Monthly	108,500	December-2021	$34,434,244	$-	$0	$0
UBS AG	Receive	UBS Modified Roll Select Heating Oil Strategy	0.30	Monthly	269,000	January-2022	14,493,639	-	874,385	874,385
Subtotal - Appreciation								237,330	19,043,056	18,805,726
Commodity Risk
Barclays Bank PLC	Receive	Barclays Live Cattle Roll Yield Excess Return Index	0.47	Monthly	135,500	November-2021	14,406,949	(21,485)	(129,592)	(108,107)
Barclays Bank PLC	Receive	Barclays WTI Crude Roll Yield Excess Return Index	0.35	Monthly	85,600	November-2021	24,337,263	(6,264)	(39,487)	(33,223)
Canadian Imperial Bank of Commerce	Pay	Canadian Imperial Bank of Commerce Natural Gas Standard Roll Excess Return Index	0.10	Monthly	630,000	February-2022	16,193,628	(18,819)	(1,782,963)	(1,764,144)
J.P. Morgan Chase Bank, N.A.	Pay	J.P. Morgan Contag Beta Gas Oil Excess Return Index	0.23	Monthly	8,500	June-2021	1,414,367	-	(25,509)	(25,509)
J.P. Morgan Chase Bank, N.A.	Receive	S&P GSCI Gold Index Excess Return	0.09	Monthly	371,800	March-2022	49,093,439	-	(393,959)	(393,959)
Macquarie Bank Ltd.	Pay	Macquarie Single Commodity GasOil type A Excess Return Index	0.06	Monthly	157,500	February-2022	15,447,238	-	(286,067)	(286,067)
Macquarie Bank Ltd.	Pay	Macquarie Single Commodity Heating Oil type A Excess Return Index	0.06	Monthly	46,500	February-2022	3,325,001	-	(74,186)	(74,186)
Macquarie Bank Ltd.	Pay	Macquarie Single Commodity Nickel type A Excess Return Index	0.17	Monthly	265,000	February-2022	27,917,061	-	(1,688,395)	(1,688,395)
Macquarie Bank Ltd.	Pay	Macquarie Single Commodity Unleaded Gasoline type A Excess Return Index	0.06	Monthly	13,500	May-2021	1,225,506	-	(47,810)	(47,810)
Macquarie Bank Ltd.	Pay	Macquarie Single Commodity WTI Crude type A Excess Return Index	0.06	Monthly	140,000	February-2022	3,054,898	-	(83,048)	(83,048)
Macquarie Bank Ltd.	Receive	Macquarie Aluminum Dynamic Selection Index	0.30	Monthly	1,557,000	February-2022	86,297,036	-	(275,900)	(275,900)
Macquarie Bank Ltd.	Receive	Macquarie Single Commodity Silver type A Excess Return Index	0.16	Monthly	347,000	February-2022	95,065,994	-	(1,354,619)	(1,354,619)
Morgan Stanley Capital Services LLC	Pay	Macquarie Single Commodity Silver type A Excess Return Index	0.03	Monthly	8,000	June-2021	3,870,715	(9,791)	(187,156)	(177,365)
Morgan Stanley Capital Services LLC	Pay	Morgan Stanley MSCY2KW0 Index	0.05	Monthly	66,500	December-2021	13,444,206	(6,345)	(1,902,558)	(1,896,213)
Subtotal - Depreciation								(62,704)	(8,271,249)	(8,208,545)
Total - Total Return Swap Agreements								$174,626	$10,771,807	$10,597,181

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

8                     Invesco Balanced-Risk Commodity Strategy Fund

(a)	Open Over-The-Counter Total Return Swap Agreements are collateralized by cash held with the swap Counterparties in the amount of $6,220,000.
(b)	The Fund receives or pays payments based on any positive or negative return on the Reference Entity, respectively.
(c)	The Reference Entity Components table below includes additional information regarding the underlying components of certain reference entities that are not publicly available.

Reference Entity Components

Reference Entity	Underlying Components	Percentage

Barclays Corn Seasonal Excess Return Index
	Long Futures Contracts

	Corn	100%

Barclays Soybean Meal S2 Nearby Excess Return Index
	Long Futures Contracts

	Soybean Meal	100%

Barclays Soybeans Seasonal Excess Return Index
	Long Futures Contracts

	Soybeans	100%

Barclays Wheat Seasonal Excess Return Index
	Long Futures Contracts

	Wheat	100%

BNP Paribas Commodity Daily Dynamic Curve CO Index
	Long Futures Contracts

	Brent Crude	100%

Canadian Imperial Bank of Commerce Silver Index
	Long Futures Contracts

	Silver	100%

Canadian Imperial Bank of Commerce Dynamic Roll LME Copper Excess Return Index 2
	Long Futures Contracts

	Copper	100%

Enhanced Strategy AB141 on the S&P GSCI Sugar Excess Return Index
	Long Futures Contracts

	Sugar	100%

Enhanced Strategy AB31 on the S&P GSCI Cotton Excess Return Index
	Long Futures Contracts

	Cotton	100%

S&P GSCI Soybean Meal Excess Return Index
	Long Futures Contracts

	Soybean Meal	100%

Macquarie Single Commodity Aluminum type A Excess Return Index
	Long Futures Contracts

	Aluminum	100%

MLCX2CCER Excess Return Index
	Long Futures Contracts

	Cocoa	100%

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

9                     Invesco Balanced-Risk Commodity Strategy Fund

Reference Entity Components–(continued)

Reference Entity	Underlying Components	Percentage

MLCI3LXE Excess Return Index
	Long Futures Contracts

	Zinc	100%

MLCX Dynamic Enhanced Copper Excess Return Index
	Long Futures Contracts

	Copper	100%

Merrill Lynch Soybean Meal Index
	Long Futures Contracts

	Soybean Meal	100%

Merrill Lynch Gold Excess Return Index
	Long Futures Contracts

	Gold	100%

Morgan Stanley Soybean Oil Dynamic Subindex Early Roll Excess Return
	Long Futures Contracts

	Soybean Oil	100%

RBC Enhanced Brent Crude Oil 01 Excess Return Index
	Long Futures Contracts

	Brent Crude Oil	100%

UBS Modified Roll Select Heating Oil Strategy
	Long Futures Contracts

	Heating Oil	100%

Barclays Live Cattle Roll Yield Excess Return Index
	Long Futures Contracts

	Live Cattle	100%

Barclays WTI Crude Roll Yield Excess Return Index
	Long Futures Contracts

	WTI Crude	100%

Canadian Imperial Bank of Commerce Natural Gas Standard Roll Excess Return Index
	Long Futures Contracts

	Natural Gas	100%

J.P. Morgan Contag Beta Gas Oil Excess Return Index
	Long Futures Contracts

	Gas Oil	100%

S&P GSCI Gold Index Excess Return
	Long Futures Contracts

	Gold	100%

Macquarie Single Commodity WTI type A Excess Return Index
	Long Futures Contracts

	WTI Crude	100%

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

10                     Invesco Balanced-Risk Commodity Strategy Fund

Reference Entity Components–(continued)

Reference Entity	Underlying Components	Percentage

Macquarie Single Commodity GasOil type A Excess Return Index
	Long Futures Contracts

	GasOil	100%

Macquarie Single Commodity Nickel type A Excess Return Index
	Long Futures Contracts

	Nickel	100%

Macquarie Single Commodity Heating Oil type A Excess Return Index
	Long Futures Contracts

	Heating Oil	100%

Macquarie Single Commodity Unleaded Gasoline type A Excess Return
Index
	Long Futures Contracts

	Unleaded Gasoline	100%

Macquarie Single Commodity Silver type A Excess Return Index
	Long Futures Contracts

	Silver	100%

Macquarie Single Commodity Aluminum type A Excess Return Index
	Long Futures Contracts

	Aluminum	100%

Morgan Stanley MSCY2KWO Index
	Long Futures Contracts

	Wheat	100%

Target Risk Contribution and Notional Asset Weights

By asset class

	Target Risk	Notional Asset
Asset Class	Contribution*	Weights**
Agriculture	30.29%	40.61%
Energy	25.32	20.47
Industrial Metals	18.50	22.76
Precious Metals	25.89	33.07
Total	100.00	116.91

*

Reflects the risk that each asset class is expected to contribute to the overall risk of the Fund as measured by standard deviation and estimates of risk based on historical data. Standard deviation measures the annualized fluctuations (volatility) of monthly returns.

**

Proprietary models determine the Notional Asset Weights necessary to achieve the Target Risk Contributions. Total Notional Asset Weight greater than 100% is achieved through derivatives and other instruments that create leverage.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

11                     Invesco Balanced-Risk Commodity Strategy Fund

Consolidated Statement of Assets and Liabilities

April 30, 2021

(Unaudited)

Assets:
Investments in securities, at value (Cost $ 367,300,576)	$399,621,501
Investments in affiliated money market funds, at value (Cost $ 669,958,611)	669,954,810
Other investments:
Variation margin receivable - futures contracts	2,274,153
Swaps receivable - OTC	9,152,073
Unrealized appreciation on swap agreements - OTC	18,805,726
Premiums paid on swap agreements - OTC	174,626
Deposits with brokers:
Cash collateral - exchange-traded futures contracts	38,230,000
Cash collateral - OTC Derivatives	6,220,000
Receivable for:
Fund shares sold	1,965,918
Dividends	12,261
Interest	795
Investment for trustee deferred compensation and retirement plans	85,288
Other assets	69,487
Total assets	1,146,566,638

Liabilities:
Other investments:
Swaps payable - OTC	956,944
Unrealized depreciation on LME futures contracts	1,579,871
Unrealized depreciation on swap agreements-OTC	8,208,545
Payable for:
Fund shares reacquired	811,617
Amount due custodian	258,065
Accrued fees to affiliates	57,594
Accrued other operating expenses	915,579
Trustee deferred compensation and retirement plans	138,009
Total liabilities	12,926,224
Net assets applicable to shares outstanding	$1,133,640,414

Net assets consist of:
Shares of beneficial interest	$976,471,199
Distributable earnings	157,169,215
$1,133,640,414
Net Assets:
Class A	$39,947,490
Class C	$12,233,835
Class R	$2,062,299
Class Y	$571,103,508
Class R5	$159,028,427
Class R6	$349,264,855
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	5,185,662
Class C	1,704,361
Class R	273,061
Class Y	72,361,989
Class R5	20,054,962
Class R6	43,949,667
Class A:
Net asset value per share	$7.70
Maximum offering price per share (Net asset value of $7.70 ÷ 94.50%)	$8.15
Class C:
Net asset value and offering price per share	$7.18
Class R:
Net asset value and offering price per share	$7.55
Class Y:
Net asset value and offering price per share	$7.89
Class R5:
Net asset value and offering price per share	$7.93
Class R6:
Net asset value and offering price per share	$7.95

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

12                     Invesco Balanced-Risk Commodity Strategy Fund

Consolidated Statement of Operations

For the six months ended April 30, 2021

(Unaudited)

Investment income:
Interest	$139,926

Dividends from affiliated money market funds	78,450

Total investment income	218,376

Expenses:
Advisory fees	4,232,779

Administrative services fees	44,314

Custodian fees	8,558

Distribution fees:

Class A	32,272

Class C	35,986

Class R	4,472

Transfer agent fees - A, C, R and Y	1,137,156

Transfer agent fees - R5	81,530

Transfer agent fees - R6	8,650

Trustees’ and officers’ fees and benefits	14,726

Registration and filing fees	53,668

Reports to shareholders	204,573

Professional services fees	39,693

Taxes	7,991

Other	14,045

Total expenses	5,920,413

Less: Fees waived and/or expenses reimbursed	(1,410,937)

Net expenses	4,509,476

Net investment income (loss)	(4,291,100)

Realized and unrealized gain (loss) from:
Net realized gain from:
Unaffiliated investment securities	88

Affiliated investment securities	27,601

Futures contracts	31,282,200

Swap agreements	110,287,391

141,597,280

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	36,045,344

Affiliated investment securities	(27,234)

Futures contracts	31,278,377

Swap agreements	13,889,070

81,185,557

Net realized and unrealized gain	222,782,837

Net increase in net assets resulting from operations	$218,491,737

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

13                     Invesco Balanced-Risk Commodity Strategy Fund

Consolidated Statement of Changes in Net Assets

For the six months ended April 30, 2021 and the year ended October 31, 2020

(Unaudited)

	April 30, 2021	October 31, 2020
Operations:
Net investment income (loss)	$(4,291,100)	$(2,068,968)

Net realized gain (loss)	141,597,280	(85,907,069)

Change in net unrealized appreciation (depreciation)	81,185,557	(6,772,510)

Net increase (decrease) in net assets resulting from operations	218,491,737	(94,748,547)

Distributions to shareholders from distributable earnings:
Class A	–	(211,528)

Class C	–	(51,760)

Class R	–	(12,431)

Class Y	–	(6,489,285)

Class R5	–	(1,288,903)

Class R6	–	(1,001,608)

Total distributions from distributable earnings	–	(9,055,515)

Share transactions–net:
Class A	16,407,805	(5,491,259)

Class C	6,091,964	(1,246,180)

Class R	(36,458)	308,118

Class Y	143,848,065	(321,224,906)

Class R5	(35,274,334)	14,236,642

Class R6	179,331,684	3,221,228

Net increase (decrease) in net assets resulting from share transactions	310,368,726	(310,196,357)

Net increase (decrease) in net assets	528,860,463	(414,000,419)

Net assets:
Beginning of period	604,779,951	1,018,780,370

End of period	$1,133,640,414	$604,779,951

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

14                      Invesco Balanced-Risk Commodity Strategy Fund

Consolidated Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

											Ratio of		Ratio of
											expenses		expenses
			Net gains								to average		to average net		Ratio of net
			(losses)								net assets		assets without		investment
	Net asset	Net	on securities		Dividends	Distributions					with fee waivers		fee waivers		income
	value,	investment	(both	Total from	from net	from net		Net asset		Net assets,	and/or		and/or		(loss)
	beginning	income	realized and	investment	investment	realized	Total	value, end	Total	end of period	expenses		expenses		to average		Portfolio
	of period	(loss)(a)	unrealized)	operations	income	gains	distributions	of period	return (b)	(000’s omitted)	absorbed		absorbed		net assets		turnover (c)
Class A
Six months ended 04/30/21	$5.81	$(0.04)	$1.93	$1.89	$–	$–	$–	$7.70	32.53%	$39,947	1.32	%(d)	1.87	%(d)	(1.27	)%(d)	0%
Year ended 10/31/20	6.22	(0.03)	(0.32)	(0.35)	(0.06)	–	(0.06)	5.81	(5.75)	17,291	1.31		1.73		(0.51)		186
Year ended 10/31/19	6.50	0.05	(0.32)	(0.27)	(0.01)	(0.00)	(0.01)	6.22	(4.15)	24,633	1.31	(e)	1.58	(e)	0.79	(e)	9
Year ended 10/31/18	6.70	0.01	(0.21)	(0.20)	–	–	–	6.50	(2.98)	34,543	1.42		1.51		0.14		96
Year ended 10/31/17	6.84	(0.05)	0.08	0.03	(0.17)	–	(0.17)	6.70	0.47	56,532	1.49		1.56		(0.78)		10
Year ended 10/31/16	6.54	(0.07)	0.37	0.30	–	–	–	6.84	4.59	40,844	1.47		1.56		(1.11)		98
Class C
Six months ended 04/30/21	5.43	(0.07)	1.82	1.75	–	–	–	7.18	32.23	12,234	2.07	(d)	2.62	(d)	(2.02	)(d)	0
Year ended 10/31/20	5.87	(0.07)	(0.32)	(0.39)	(0.05)	–	(0.05)	5.43	(6.63)	4,393	2.06		2.48		(1.26)		186
Year ended 10/31/19	6.16	0.00	(0.29)	(0.29)	–	(0.00)	(0.00)	5.87	(4.66)	6,083	2.06	(e)	2.33	(e)	0.04	(e)	9
Year ended 10/31/18	6.40	(0.04)	(0.20)	(0.24)	–	–	–	6.16	(3.75)	9,555	2.17		2.26		(0.61)		96
Year ended 10/31/17	6.57	(0.10)	0.08	(0.02)	(0.15)	–	(0.15)	6.40	(0.34)	7,086	2.24		2.31		(1.53)		10
Year ended 10/31/16	6.33	(0.12)	0.36	0.24	–	–	–	6.57	3.79	5,915	2.22		2.31		(1.86)		98
Class R
Six months ended 04/30/21	5.70	(0.05)	1.90	1.85	–	–	–	7.55	32.46	2,062	1.57	(d)	2.12	(d)	(1.52	)(d)	0
Year ended 10/31/20	6.12	(0.04)	(0.33)	(0.37)	(0.05)	–	(0.05)	5.70	(6.03)	1,603	1.56		1.98		(0.76)		186
Year ended 10/31/19	6.40	0.03	(0.30)	(0.27)	(0.01)	(0.00)	(0.01)	6.12	(4.25)	1,404	1.56	(e)	1.83	(e)	0.54	(e)	9
Year ended 10/31/18	6.62	(0.01)	(0.21)	(0.22)	–	–	–	6.40	(3.32)	1,622	1.67		1.76		(0.11)		96
Year ended 10/31/17	6.76	(0.07)	0.09	0.02	(0.16)	–	(0.16)	6.62	0.35	1,683	1.74		1.81		(1.03)		10
Year ended 10/31/16	6.48	(0.09)	0.37	0.28	–	–	–	6.76	4.32	782	1.72		1.81		(1.36)		98
Class Y
Six months ended 04/30/21	5.94	(0.04)	1.99	1.95	–	–	–	7.89	32.83	571,104	1.07	(d)	1.62	(d)	(1.02	)(d)	0
Year ended 10/31/20	6.36	(0.01)	(0.35)	(0.36)	(0.06)	–	(0.06)	5.94	(5.74)	316,851	1.06		1.48		(0.26)		186
Year ended 10/31/19	6.63	0.07	(0.33)	(0.26)	(0.01)	(0.00)	(0.01)	6.36	(3.84)	726,446	1.06	(e)	1.33	(e)	1.04	(e)	9
Year ended 10/31/18	6.82	0.03	(0.22)	(0.19)	(0.00)	–	(0.00)	6.63	(2.77)	1,327,952	1.17		1.26		0.39		96
Year ended 10/31/17	6.95	(0.04)	0.10	0.06	(0.19)	–	(0.19)	6.82	0.80	577,236	1.24		1.31		(0.53)		10
Year ended 10/31/16	6.63	(0.06)	0.38	0.32	–	–	–	6.95	4.83	574,878	1.22		1.31		(0.86)		98
Class R5
Six months ended 04/30/21	5.97	(0.04)	2.00	1.96	–	–	–	7.93	32.83	159,028	1.07	(d)	1.22	(d)	(1.02	)(d)	0
Year ended 10/31/20	6.38	(0.02)	(0.33)	(0.35)	(0.06)	–	(0.06)	5.97	(5.57)	148,151	1.06		1.28		(0.26)		186
Year ended 10/31/19	6.65	0.07	(0.32)	(0.25)	(0.02)	(0.00)	(0.02)	6.38	(3.79)	140,393	1.06	(e)	1.17	(e)	1.04	(e)	9
Year ended 10/31/18	6.84	0.03	(0.22)	(0.19)	(0.00)	–	(0.00)	6.65	(2.74)	167,687	1.11		1.19		0.45		96
Year ended 10/31/17	6.97	(0.03)	0.09	0.06	(0.19)	–	(0.19)	6.84	0.83	205,568	1.16		1.23		(0.45)		10
Year ended 10/31/16	6.64	(0.05)	0.38	0.33	–	–	–	6.97	4.97	195,777	1.13		1.22		(0.77)		98
Class R6
Six months ended 04/30/21	5.98	(0.04)	2.01	1.97	–	–	–	7.95	32.94	349,265	1.07	(d)	1.13	(d)	(1.02	)(d)	0
Year ended 10/31/20	6.40	(0.02)	(0.34)	(0.36)	(0.06)	–	(0.06)	5.98	(5.71)	116,491	1.06		1.19		(0.26)		186
Year ended 10/31/19	6.67	0.07	(0.32)	(0.25)	(0.02)	(0.00)	(0.02)	6.40	(3.72)	119,820	1.01	(e)	1.08	(e)	1.09	(e)	9
Year ended 10/31/18	6.86	0.04	(0.23)	(0.19)	(0.00)	–	(0.00)	6.67	(2.72)	19,244	1.01		1.09		0.55		96
Year ended 10/31/17	6.98	(0.02)	0.09	0.07	(0.19)	–	(0.19)	6.86	1.04	12,293	1.08		1.15		(0.37)		10
Year ended 10/31/16	6.65	(0.04)	0.37	0.33	–	–	–	6.98	4.96	1,971	1.03		1.12		(0.67)		98

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)

Ratios are annualized and based on average daily net assets (000’s omitted) of $26,031, $7,257, $1,803, $417,290, $164,410 and $218,030 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

(e)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds the Fund invests in. The effect of the estimated underlying fund expenses that the Fund bears indirectly is included in the Fund’s total return. Estimated acquired fund fees from underlying funds were 0.11%.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

15                     Invesco Balanced-Risk Commodity Strategy Fund

Notes to Consolidated Financial Statements

April 30, 2021

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Balanced-Risk Commodity Strategy Fund (the “Fund”) is a series portfolio of AIM Investment Funds (Invesco Investment Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these consolidated financial statements pertains only to the Fund and the Subsidiary. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund will seek to gain exposure to the commodity markets primarily through investments in the Invesco Cayman Commodity Fund III Ltd. (the “Subsidiary”), a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands. The Subsidiary was organized by the Fund to invest in commodity-linked derivatives and other securities that may provide leveraged and non-leveraged exposure to commodities. The Fund may invest up to 25% of its total assets in the Subsidiary.

The Fund’s investment objective is to provide total return.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for ten years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the tenth anniversary after a purchase of Class C shares. Effective November 30, 2020, the automatic conversion pursuant to the Conversion Feature changed from ten years to eight years. The first conversion of Class C shares to Class A shares occurred at the end of December 2020 for all Class C shares that were held for more than eight years as of November 30, 2020.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its consolidated financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or

16                     Invesco Balanced-Risk Commodity Strategy Fund

other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Consolidated Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Consolidated Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Consolidated Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination — For the purposes of making investment selection decisions and presentation in the Consolidated Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders.

Therefore, no provision for federal income taxes is recorded in the consolidated financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary’s income. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The financial statements are prepared on a consolidated basis in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. The accompanying financial statements reflect the financial position of the Fund and its Subsidiary and the results of operations on a consolidated basis. All inter-company accounts and transactions have been eliminated in consolidation.

In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the consolidated financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust, and under the Subsidiary’s organizational documents, the directors and officers of the Subsidiary, are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund and/or the Subsidiary, respectively. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Structured Securities — The Fund may invest in structured securities. Structured securities are a type of derivative security whose value is determined by reference to changes in the value of underlying securities, currencies, interest rates, commodities, indices or other financial indicators (“reference instruments”). Most structured securities are fixed-income securities that have maturities of three years or less. Structured securities may be positively or negatively indexed (i.e., their principal value or interest rates may increase or decrease if the underlying reference instrument appreciates) and may have return characteristics similar to direct investments in the underlying reference instrument.

Structured securities may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference instruments. In addition to the credit risk of structured securities and the normal risks of price changes in response to changes in interest rates, the principal amount of structured notes or indexed securities may decrease as a result of changes in the value of the underlying reference instruments. Changes in the daily value of structured securities are recorded as unrealized gains (losses) in the Consolidated Statement of Operations. When the structured securities mature or are sold, the Fund recognizes a realized gain (loss) on the Consolidated Statement of Operations.

J.

Futures Contracts — The Fund may enter into futures contracts to equitize the Fund’s cash holdings or to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties (“Counterparties”) to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits

17                     Invesco Balanced-Risk Commodity Strategy Fund

required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made on non-LME futures contracts depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Consolidated Statement of Assets and Liabilities. For LME contracts, subsequent or variation margin payments are not made and the value of the contracts is presented as unrealized appreciation or depreciation on the Statement of Assets and Liabilities. When LME or non-LME contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Consolidated Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Consolidated Statement of Assets and Liabilities.
K.

Swap Agreements — The Fund may enter into various swap transactions, including interest rate, total return, index, currency and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency, commodity or credit risk. Such transactions are agreements between Counterparties. These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, index, and currency swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference less a financing rate, if any. As a receiver, the Fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Fund would owe payments on any net positive total return, and would receive payment in the event of a negative total return.

A total return swap is an agreement in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income generated and capital gains, if any. The unrealized appreciation (depreciation) on total return swaps includes dividends on the underlying securities and financing rate payable from the Counterparty. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference less a financing rate, if any. As a receiver, the Fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Fund would owe payments on any net positive total return, and would receive payment in the event of a negative total return.

Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Consolidated Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Consolidated Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Consolidated Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Consolidated Statement of Operations. The Fund segregates cash or liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Cash held as collateral is recorded as deposits with brokers on the Consolidated Statement of Assets and Liabilities. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. Additionally, an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) includes credit related contingent features which allow Counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event that, for example, the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA master agreements, which would cause the Fund to accelerate payment of any net liability owed to the Counterparty. A short position in a security poses more risk than holding the same security long. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited.

L.

COVID-19 Risk - The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations and supply chains, layoffs, lower consumer demand, and defaults, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally.

The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

M.

Other Risks - The Fund will seek to gain exposure to commodity markets primarily through an investment in the Subsidiary and through investments in commodity futures and swaps, commodity related exchange-traded funds and exchange-traded notes and commodity linked notes, some or all of which will be owned through the Subsidiary. The Subsidiary, unlike the Fund, may invest without limitation in commodities, commodity-linked derivatives and other securities, such as exchange-traded and commodity-linked notes, that may provide leveraged and non-leveraged exposure to commodity markets. The Fund is indirectly exposed to the risks associated with the Subsidiary’s investments.

The current low interest rate environment was created in part by the Federal Reserve Board (FRB) and certain foreign central banks keeping the federal funds and equivalent foreign rates near historical lows. Increases in the federal funds and equivalent foreign rates may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies could also result in higher than normal shareholder redemptions, which could potentially increase portfolio turnover and the Fund’s transaction costs.

In addition to risks associated with the underlying commodities, investments in commodity-linked notes may be subject to additional risks, such as non-payment of interest and loss of principal, counterparty risk, lack of a secondary market and risk of greater volatility than traditional equity and debt securities. The value of the commodity-linked notes the Fund buys may fluctuate significantly because the values of the underlying investments to which they are linked are themselves volatile. Additionally, certain commodity-linked notes employ “economic” leverage by requiring payment by the issuer of an amount that is a multiple of the price increase or decrease of the underlying commodity, commodity index, or other economic variable. Such economic leverage will increase the volatility of the value of these commodity-linked notes and the Fund to the extent it invests in such notes.

Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.

N.

Leverage Risk — Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.

18                     Invesco Balanced-Risk Commodity Strategy Fund

O.

Collateral —To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser less the amount paid by the Subsidiary to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $ 250 million	1.050%
Next $250 million	1.025%
Next $500 million	1.000%
Next $1.5 billion	0.975%
Next $2.5 billion	0.950%
Next $2.5 billion	0.925%
Next $2.5 billion	0.900%
Over $10 billion	0.875%

For the six months ended April 30, 2021, the effective advisory fee rate incurred by the Fund was 1.02%.

The Subsidiary has entered into a separate contract with the Adviser whereby the Adviser provides investment advisory and other services to the Subsidiary. In consideration of these services, the Subsidiary pays an advisory fee to the Adviser based on the annual rate of the Subsidiary’s average daily net assets as set forth in the table above.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least February 28, 2022, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waivers and/or reimbursements (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.40%, 2.15%, 1.65%, 1.15%, 1.15% and 1.15%, respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Acquired Fund Fees and Expenses are not operating expenses of the Fund directly, but are fees and expenses, including management fees, of the investment companies in which the Fund invests. As a result, the total annual fund operating expenses after expense reimbursement may exceed the expense limits above. Unless Invesco continues the fee waiver agreement, it will terminate on February 28, 2022. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. To the extent that the annualized ratio does not exceed the expense limits, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

Further, the Adviser has contractually agreed, through at least June 30, 2023, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended April 30, 2021, the Adviser waived advisory fees of $212,609 and reimbursed class level expenses of $63,759, $17,634, $4,445, $1,037,285, $75,205 and $0 of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2021, expenses incurred under the agreement are shown in the Consolidated Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2021, expenses incurred under the agreement are shown in the Consolidated Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2021, expenses incurred under the Plans are shown in the Consolidated Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2021, IDI advised the Fund that IDI retained $9,407 in front-end sales commissions from the sale of Class A shares and $0 and $588 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

19                     Invesco Balanced-Risk Commodity Strategy Fund

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements    may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Investments in Securities

U.S. Treasury Securities	$—	$337,908,278	$—	$337,908,278

Commodity-Linked Securities	—	61,713,223	—	61,713,223

Money Market Funds	669,954,810	—	—	669,954,810

Total Investments in Securities	669,954,810	399,621,501	—	1,069,576,311

Other Investments—Assets*

Futures Contracts	32,715,461	—	—	32,715,461

Swap Agreements	—	18,805,726	—	18,805,726

	32,715,461	18,805,726	—	51,521,187

Other Investments—Liabilities*

Futures Contracts	(1,994,527)	—	—	(1,994,527)

Swap Agreements	—	(8,208,545)	—	(8,208,545)

	(1,994,527)	(8,208,545)	—	(10,203,072)

Total Other Investments	30,720,934	10,597,181	—	41,318,115

Total Investments	$700,675,744	$410,218,682	$—	$1,110,894,426

*	Unrealized appreciation (depreciation).

NOTE 4—Derivative Investments

The Fund may enter into an ISDA Master Agreement under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Consolidated Statement of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of April 30, 2021:

Value
Commodity
Derivative Assets	Risk

Unrealized appreciation on futures contracts — Exchange-Traded(a)	$32,715,461

Unrealized appreciation on swap agreements — OTC	18,805,726

Total Derivative Assets	51,521,187

Derivatives not subject to master netting agreements	(32,715,461)

Total Derivative Assets subject to master netting agreements	$18,805,726

20                     Invesco Balanced-Risk Commodity Strategy Fund

Value
Commodity
Derivative Liabilities	Risk

Unrealized depreciation on futures contracts — Exchange-Traded(a)	$(1,994,527)

Unrealized depreciation on swap agreements — OTC	(8,208,545)

Total Derivative Liabilities	(10,203,072)

Derivatives not subject to master netting agreements	1,994,527

Total Derivative Liabilities subject to master netting agreements	$(8,208,545)

(a)	The daily variation margin receivable (payable) at period-end is recorded in the Consolidated Statement of Assets and Liabilities.

Offsetting Assets and Liabilities

The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of April 30, 2021.

	Financial	Financial
	Derivative	Derivative		Collateral
	Assets	Liabilities		(Received)/Pledged
	Swap	Swap	Net Value of			Net
Counterparty	Agreements	Agreements	Derivatives	Non-Cash	Cash	Amount
Barclays Bank PLC	$7,326,380	$(158,490)	$7,167,890	$–	$(6,000,000)	$1,167,890

BNP Paribas SA	1,577,853	(3,680)	1,574,173	–	–	1,574,173

Canadian Imperial Bank of Commerce	5,824,464	(1,773,625)	4,050,839	–	–	4,050,839

Goldman Sachs International	3,347,979	(18,972)	3,329,007	–	(2,760,000)	569,007

JPMorgan Chase Bank, N.A.	177	(420,645)	(420,468)	–	270,000	(150,468)

Macquarie Bank Ltd.	27,789	(3,816,722)	(3,788,933)	–	2,420,000	(1,368,933)

Merrill Lynch International	6,987,205	(886,519)	6,100,686	–	–	6,100,686

Morgan Stanley Capital Services LLC	1,502	(2,075,180)	(2,073,678)	–	2,073,678	–

Royal Bank of Canada	2,164,691	(9,361)	2,155,330	–	(2,155,330)	–

UBS AG	874,385	(2,295)	872,090	–	(872,090)	–

Total	$28,132,425	$(9,165,489)	$18,966,936	$–	$(7,023,742)	$11,943,194

Effect of Derivative Investments for the six months ended April 30, 2021

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain on
Consolidated Statement of Operations
Commodity
Risk
Realized Gain:

Futures contracts	$31,282,200

Swap agreements	110,287,391

Change in Net Unrealized Appreciation:

Futures contracts	31,278,377

Swap agreements	13,889,070

Total	$186,737,038

The table below summarizes the average notional value of derivatives held during the period.

	Futures	Swap
	Contracts	Agreements
Average notional value	$297,883,908	$557,582,838

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

21                     Invesco Balanced-Risk Commodity Strategy Fund

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Consolidated Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP.

Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of October 31, 2020, as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$55,731,325	$—	$55,731,325

*

Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8—Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2021 was $0 and $0, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$87,975,769

Aggregate unrealized (depreciation) of investments	(10,206,873)

Net unrealized appreciation of investments	$77,768,896

Cost of investments for tax purposes is $1,033,300,156.

NOTE 9—Share Information

	Summary of Share Activity

	Six months ended		Year ended
	April 30, 2021(a)		October 31, 2020
	Shares	Amount	Shares	Amount

Sold:
Class A	3,034,421	$22,207,507	756,190	$4,401,337

Class C	997,004	6,765,329	152,804	776,428

Class R	47,084	328,582	124,074	689,942

Class Y	29,384,227	218,352,384	37,359,157	210,352,469

Class R5	489,702	3,578,138	4,395,064	23,590,286

Class R6	26,356,624	192,960,157	10,515,351	60,818,888

Issued as reinvestment of dividends:
Class A	-	-	29,522	183,627

Class C	-	-	7,770	45,452

Class R	-	-	2,021	12,372

Class Y	-	-	613,477	3,895,581

Class R5	-	-	202,006	1,288,797

Class R6	-	-	22,393	143,089

Automatic conversion of Class C shares to Class A shares:
Class A	31,563	221,223	6,222	34,121

Class C	(33,803)	(221,223)	(6,636)	(34,121)

22                     Invesco Balanced-Risk Commodity Strategy Fund

	Summary of Share Activity

	Six months ended		Year ended
	April 30, 2021(a)		October 31, 2020
	Shares	Amount	Shares	Amount

Reacquired:
Class A	(858,998)	$(6,020,925)	(1,772,050)	$(10,110,344)

Class C	(68,090)	(452,142)	(381,574)	(2,033,939)

Class R	(55,309)	(365,040)	(74,231)	(394,196)

Class Y	(10,368,133)	(74,504,319)	(98,877,960)	(535,472,956)

Class R5	(5,259,442)	(38,852,472)	(1,772,658)	(10,642,441)

Class R6	(1,884,333)	(13,628,473)	(9,794,377)	(57,740,749)

Net increase (decrease) in share activity	41,812,517	$310,368,726	(58,493,435)	$(310,196,357)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 79% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

23                     Invesco Balanced-Risk Commodity Strategy Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2020 through April 30, 2021.

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which the Fund invests. The amount of fees and expenses incurred indirectly by the Fund will vary because the underlying funds have varied expenses and fee levels and the Fund may own different proportions of the underlying funds at different times. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the underlying funds the Fund invests in. The effect of the estimated underlying fund expenses that the Fund bears indirectly are included in the Fund’s total return.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by the Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

	Beginning Account Value (11/01/20)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)
		Ending Account Value (04/30/21)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/21)	Expenses Paid During Period[2]	Annualized Expense Ratio
Class A	$1,000.00	$1,327.60	$7.62	$1,018.25	$6.61	1.32%
Class C	1,000.00	1,322.30	11.92	1,014.53	10.34	2.07
Class R	1,000.00	1,324.60	9.05	1,017.01	7.85	1.57
Class Y	1,000.00	1,328.30	6.18	1,019.49	5.36	1.07
Class R5	1,000.00	1,328.30	6.18	1,019.49	5.36	1.07
Class R6	1,000.00	1,329.40	6.18	1,019.49	5.36	1.07

[1]

The actual ending account value is based on the actual total return of the Fund for the period November 1, 2020 through April 30, 2021, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

24                     Invesco Balanced-Risk Commodity Strategy Fund

(This page intentionally left blank)

(This page intentionally left blank)

(This page intentionally left blank)

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents. With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎	Fund reports and prospectuses
∎	Quarterly statements
∎	Daily confirmations
∎	Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each fiscal year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/ corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-05426 and 033-19338	Invesco Distributors, Inc.	BRCS-SAR-1

Semiannual Report to Shareholders	April 30, 2021

Invesco Core Bond Fund

Nasdaq:
A: OPIGX ∎ C: OPBCX ∎ R: OPBNX ∎ Y: OPBYX ∎ R5: TRTMX ∎ R6: OPBIX

2	Fund Performance
4	Liquidity Risk Management Program
5	Schedule of Investments
19	Financial Statements
22	Financial Highlights
23	Notes to Financial Statements
30	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED   |   MAY LOSE VALUE   |   NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 10/31/20 to 4/30/21, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-0.45%

Class C Shares	-0.71

Class R Shares	-0.45

Class Y Shares	-0.17

Class R5 Shares	-0.29

Class R6 Shares	-0.14

Bloomberg Barclays U.S. Aggregate Bond Index▼	-1.52

Bloomberg Barclays U.S. Credit Index▼	-0.53

FTSE Broad Investment Grade Bond Index▼	-1.46

Source(s):▼RIMES Technologies Corp.

The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index considered representative of the US investment-grade, fixed-rate bond market.

    The Bloomberg Barclays U.S. Credit Index is an unmanaged index considered representative of publicly issued, SEC-registered US corporate and specified foreign debentures and secured notes.

    The FTSE Broad Investment Grade Bond Index is a multi-asset, multi-currency benchmark that provides a broad-based measure of the global fixed income markets.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

    Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2                      Invesco core Bond Fund

Average Annual Total Returns
As of 4/30/21, including maximum applicable sales charges

Class A Shares
Inception (4/15/88)	4.34%
10 Years	3.80
5 Years	2.90
1 Year	-1.26

Class C Shares
Inception (7/11/95)	3.07%
10 Years	3.60
5 Years	2.97
1 Year	1.52

Class R Shares
Inception (3/1/01)	2.37%
10 Years	3.97
5 Years	3.49
1 Year	2.86

Class Y Shares
Inception (4/27/98)	3.19%
10 Years	4.52
5 Years	4.11
1 Year	3.48

Class R5 Shares
10 Years	4.31%
5 Years	3.92
1 Year	3.49

Class R6 Shares
Inception (4/27/12)	4.28%
5 Years	4.18
1 Year	3.67

Effective May 24, 2019, Class A, Class C, Class R, Class Y and Class I shares of the Oppenheimer Total Return Bond Fund, (the predecessor fund), were reorganized into Class A, Class C, Class R, Class Y and Class R6 shares, respectively, of the In-vesco Oppenheimer Total Return Bond Fund. Note: The Fund was subsequently renamed the Invesco Core Bond Fund (the Fund). Returns shown above, for periods ending on or prior to May 24, 2019, for Class A, Class C, Class R, Class Y and Class R6 shares are those for Class A, Class C, Class R, Class Y and Class I shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

Class R5 shares incepted on May 24, 2019. Performance shown on and prior to that date is that of the predecessor fund’s Class A shares and includes the 12b-1 fees applicable to Class A shares.

The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on

Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

Class A share performance reflects the maximum 4.25% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3                         Invesco Core Bond Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 22-24, 2021, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2020 through December 31, 2020 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the coronavirus pandemic on the Fund and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

4                         Invesco Core Bond Fund

Schedule of Investments(a)

April 30, 2021

(Unaudited)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes–36.54%
Advertising–0.15%

Interpublic Group of Cos., Inc. (The), 3.75%, 10/01/2021	$2,848,000	$2,888,487

Aerospace & Defense–0.55%

BAE Systems Holdings, Inc. (United Kingdom), 3.85%, 12/15/2025(b)	2,051,000	2,264,434

Boeing Co. (The), 2.20%, 02/04/2026	3,628,000	3,635,231

L3Harris Technologies, Inc., 3.85%, 06/15/2023	2,733,000	2,912,751

Northrop Grumman Corp., 4.75%, 06/01/2043	1,422,000	1,764,024

		10,576,440

Airlines–0.74%

Delta Air Lines Pass-Through Trust, Series 2020-1, Class AA, 2.00%, 06/10/2028	1,880,060	1,899,191

Delta Air Lines, Inc./SkyMiles IP Ltd., 4.50%, 10/20/2025(b)	2,644,788	2,838,123
4.75%, 10/20/2028(b)	4,438,913	4,878,028

United Airlines Pass-Through Trust, Series 2020-1, Class A, 5.88%, 10/15/2027	4,080,675	4,523,158

Series 2019-2, Class AA, 2.70%, 05/01/2032	32,513	31,933

		14,170,433

Apparel Retail–0.18%

Ross Stores, Inc., 3.38%, 09/15/2024	3,295,000	3,506,373

Asset Management & Custody Banks–0.33%

Carlyle Finance Subsidiary LLC, 3.50%, 09/19/2029(b)	1,366,000	1,441,767

CI Financial Corp. (Canada), 3.20%, 12/17/2030	2,940,000	2,998,180

Owl Rock Capital Corp., 2.63%, 01/15/2027	1,866,000	1,858,094

		6,298,041

Automobile Manufacturers–1.27%

American Honda Finance Corp., 1.80%, 01/13/2031	2,369,000	2,262,227

Daimler Finance North America LLC (Germany), 2.55%, 08/15/2022(b)	2,820,000	2,896,413

General Motors Financial Co., Inc., 4.20%, 11/06/2021	2,856,000	2,911,178
4.15%, 06/19/2023	2,550,000	2,725,388

Hyundai Capital America, 5.75%, 04/06/2023(b)	2,853,000	3,120,345
4.13%, 06/08/2023(b)	2,726,000	2,908,178

Kia Corp. (South Korea), 1.75%, 10/16/2026(b)	700,000	702,815

Nissan Motor Acceptance Corp., 3.65%, 09/21/2021(b)	3,759,000	3,801,207

	Principal Amount	Value
Automobile Manufacturers–(continued)

Toyota Motor Credit Corp., 1.65%, 01/10/2031	$1,913,000	$1,816,423

Volkswagen Group of America Finance LLC (Germany), 1.63%, 11/24/2027(b)	1,180,000	1,163,840

		24,308,014

Biotechnology–0.26%
AbbVie, Inc., 3.85%, 06/15/2024	3,254,000	3,551,098
4.05%, 11/21/2039	1,353,000	1,512,755

		5,063,853

Brewers–0.14%

Anheuser-Busch InBev Worldwide, Inc. (Belgium), 8.20%, 01/15/2039	1,611,000	2,586,518

Building Products–0.10%

Masco Corp., 1.50%, 02/15/2028	1,905,000	1,844,427

Cable & Satellite–0.71%

Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 1.83%(3 mo. USD LIBOR + 1.65%), 02/01/2024(c)	2,871,000	2,949,233
3.50%, 06/01/2041	2,371,000	2,284,171
3.85%, 04/01/2061	3,197,000	2,940,623

Comcast Corp., 2.80%, 01/15/2051	1,984,000	1,836,639
2.45%, 08/15/2052	1,882,000	1,623,130
2.65%, 08/15/2062	2,321,000	2,035,211

		13,669,007

Distillers & Vintners–0.14%

Pernod Ricard S.A. (France), 4.25%, 07/15/2022(b)	2,478,000	2,584,753

Diversified Banks–4.91%

Australia & New Zealand Banking Group Ltd. (Australia), 2.57%, 11/25/2035(b)(d)	1,515,000	1,442,538

Banco Santander S.A. (Spain), 2.75%, 12/03/2030	1,800,000	1,750,176

Bank of America Corp., 3.82%, 01/20/2028(d)	1,662,000	1,843,440
2.59%, 04/29/2031(d)	1,761,000	1,773,377
2.69%, 04/22/2032(d)	5,154,000	5,220,253
3.31%, 04/22/2042(d)	5,342,000	5,458,343

BBVA Bancomer S.A. (Mexico), 1.88%, 09/18/2025(b)	1,193,000	1,200,009

BBVA USA, 2.50%, 08/27/2024	1,980,000	2,085,732

BPCE S.A. (France), 2.28%, 01/20/2032(b)(d)	1,605,000	1,552,344

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Core Bond Fund

	Principal Amount	Value
Diversified Banks–(continued)

Citigroup, Inc., 3.11%, 04/08/2026(d)	$2,432,000	$2,610,090
4.41%, 03/31/2031(d)	2,048,000	2,345,285
2.56%, 05/01/2032(d)	3,311,000	3,311,747
3.88%(d)(e)	5,479,000	5,499,546

Commonwealth Bank of Australia (Australia), 2.69%, 03/11/2031(b)	2,004,000	1,961,087
3.31%, 03/11/2041(b)	1,402,000	1,380,981

Credit Agricole S.A. (France), 7.88%(b)(d)(e)	1,824,000	2,065,680

Danske Bank A/S (Denmark), 3.24%, 12/20/2025(b)(d)	1,191,000	1,270,836

HSBC Holdings PLC (United Kingdom), 6.25%(d)(e)	2,786,000	2,952,464
4.60%(d)(e)	1,909,000	1,942,408

ING Groep N.V. (Netherlands), 1.02%(SOFR + 1.01%), 04/01/2027(c)	5,538,000	5,556,885
6.88%(b)(d)(e)	1,327,000	1,387,580

JPMorgan Chase & Co., 3.80%, 07/23/2024(d)	2,916,000	3,118,120
2.08%, 04/22/2026(d)	3,164,000	3,273,022
2.58%, 04/22/2032(d)	3,227,000	3,242,904
3.11%, 04/22/2041(d)	1,969,000	1,967,057

Mitsubishi UFJ Financial Group, Inc. (Japan), 3.74%, 03/07/2029	1,574,000	1,740,299

Mizuho Financial Group, Inc. (Japan), 2.17%, 05/22/2032(d)	3,849,000	3,726,126

Standard Chartered PLC (United Kingdom), 3.27%, 02/18/2036(b)(d)	3,114,000	3,078,153

Sumitomo Mitsui Financial Group, Inc. (Japan), 1.47%, 07/08/2025	1,361,000	1,372,241
2.14%, 09/23/2030	4,308,000	4,088,123

Truist Bank, 2.64%, 09/17/2029(d)	3,635,000	3,828,818

U.S. Bancorp, 1.38%, 07/22/2030	2,081,000	1,955,025

United Overseas Bank Ltd. (Singapore), 2.00%, 10/14/2031(b)(d)	2,838,000	2,826,790

Wells Fargo & Co., 4.75%, 12/07/2046	1,388,000	1,661,233
3.90%(d)(e)	3,459,000	3,538,643

		94,027,355

Diversified Capital Markets–0.44%

Credit Suisse AG (Switzerland), 3.63%, 09/09/2024	1,315,000	1,430,206

Credit Suisse Group AG (Switzerland), 4.55%, 04/17/2026	1,392,000	1,568,595
4.19%, 04/01/2031(b)(d)	1,615,000	1,787,131

UBS Group AG (Switzerland), 4.13%, 04/15/2026(b)	1,214,000	1,360,471
4.38%(b)(d)(e)	2,331,000	2,328,109

		8,474,512

Diversified Chemicals–0.19%

Dow Chemical Co. (The), 3.63%, 05/15/2026	1,874,000	2,069,305

	Principal Amount	Value
Diversified Chemicals–(continued)

Eastman Chemical Co., 3.50%, 12/01/2021	$1,570,000	$1,598,745

		3,668,050

Diversified REITs–0.17%

Brixmor Operating Partnership L.P., 4.13%, 05/15/2029	1,410,000	1,552,161
4.05%, 07/01/2030	1,588,000	1,745,417

		3,297,578

Drug Retail–0.64%

CK Hutchison International 21 Ltd. (United Kingdom), 1.50%, 04/15/2026(b)	4,823,000	4,829,960
2.50%, 04/15/2031(b)	3,465,000	3,455,525
3.13%, 04/15/2041(b)	4,082,000	4,036,726

		12,322,211

Electric Utilities–0.70%

AEP Texas, Inc., 3.95%, 06/01/2028(b)	2,489,000	2,780,898

Consolidated Edison Co. of New York, Inc., Series C, 3.00%, 12/01/2060	1,768,000	1,608,820

EDP Finance B.V. (Portugal), 3.63%, 07/15/2024(b)	1,773,000	1,915,461

Emera US Finance L.P. (Canada), 2.70%, 06/15/2021	2,081,000	2,084,391

Enel Finance International N.V. (Italy), 2.88%, 05/25/2022(b)	2,636,000	2,700,376

NextEra Energy Capital Holdings, Inc., 0.55%(SOFR + 0.54%), 03/01/2023(c)	2,347,000	2,354,611

		13,444,557

Electronic Equipment & Instruments–0.24%

Vontier Corp., 2.40%, 04/01/2028(b)	2,550,000	2,521,043
2.95%, 04/01/2031(b)	2,172,000	2,141,223

		4,662,266

Electronic Manufacturing Services–0.13%

Jabil, Inc., 3.00%, 01/15/2031	2,437,000	2,482,747

Environmental & Facilities Services–0.10%

Republic Services, Inc., 1.75%, 02/15/2032	2,073,000	1,925,164

Financial Exchanges & Data–0.16%

Intercontinental Exchange, Inc., 3.00%, 09/15/2060	2,053,000	1,851,342

S&P Global, Inc., 1.25%, 08/15/2030	1,358,000	1,255,212

		3,106,554

Health Care Equipment–0.08%

Becton, Dickinson and Co., 3.70%, 06/06/2027	1,395,000	1,551,511

Health Care REITs–0.65%

Healthcare Trust of America Holdings L.P., 3.50%, 08/01/2026	2,041,000	2,248,762

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Core Bond Fund

	Principal Amount	Value

Health Care REITs–(continued)

National Health Investors, Inc., 3.00%, 02/01/2031	$5,517,000	$5,251,506

Omega Healthcare Investors, Inc., 3.25%, 04/15/2033	3,439,000	3,361,905

Welltower, Inc., 2.70%, 02/15/2027	1,419,000	1,499,960
		12,362,133

Health Care Services–0.52%

Cigna Corp., 4.13%, 11/15/2025	2,051,000	2,306,908

CVS Health Corp., 1.30%, 08/21/2027	2,081,000	2,031,341

Fresenius Medical Care US Finance II, Inc. (Germany), 5.88%, 01/31/2022(b)	2,752,000	2,856,286

Mayo Clinic, Series 2021, 3.20%, 11/15/2061	2,043,000	2,113,810

Sutter Health, Series 20A, 3.36%, 08/15/2050	706,000	719,526
		10,027,871

Home Improvement Retail–0.27%

Lowe’s Cos., Inc., 2.63%, 04/01/2031	2,795,000	2,836,678
3.50%, 04/01/2051	2,229,000	2,293,883
		5,130,561

Homebuilding–0.14%

D.R. Horton, Inc., 4.75%, 02/15/2023	2,503,000	2,659,929

Hotels, Resorts & Cruise Lines–0.39%

Expedia Group, Inc., 4.63%, 08/01/2027(b)	1,686,000	1,898,071
2.95%, 03/15/2031(b)	5,562,000	5,539,747
		7,437,818

Independent Power Producers & Energy Traders–0.17%

AES Corp. (The), 1.38%, 01/15/2026(b)	1,664,000	1,637,711
2.45%, 01/15/2031(b)	1,726,000	1,669,302
		3,307,013

Industrial Conglomerates–0.07%

GE Capital International Funding Co. Unlimited Co., 3.37%, 11/15/2025	1,228,000	1,338,155

Integrated Oil & Gas–0.25%

BP Capital Markets America, Inc., 2.94%, 06/04/2051	3,238,000	2,949,125

Gray Oak Pipeline LLC, 2.60%, 10/15/2025(b)	1,882,000	1,932,973
		4,882,098

	Principal Amount	Value

Integrated Telecommunication Services–2.50%

AT&T, Inc., 0.65%(SOFR + 0.64%), 03/25/2024(c)	$2,911,000	$2,915,875
4.30%, 02/15/2030	2,016,000	2,276,052
2.55%, 12/01/2033(b)	7,955,000	7,590,369
3.10%, 02/01/2043	2,497,000	2,313,488
3.50%, 09/15/2053(b)	3,833,000	3,532,460
3.80%, 12/01/2057(b)	1,449,000	1,384,603
3.50%, 02/01/2061	1,599,000	1,458,885

British Telecommunications PLC (United Kingdom), 4.50%, 12/04/2023	1,409,000	1,541,556

T-Mobile USA, Inc., 3.50%, 04/15/2025(b)	2,409,000	2,615,283
3.30%, 02/15/2051(b)	2,984,000	2,786,952

Verizon Communications, Inc., 0.85%, 11/20/2025	2,657,000	2,623,544
1.75%, 01/20/2031	1,845,000	1,734,453
2.55%, 03/21/2031	1,487,000	1,491,796
2.65%, 11/20/2040	1,470,000	1,363,939
3.40%, 03/22/2041	1,625,000	1,667,053
4.52%, 09/15/2048	1,410,000	1,670,098
5.01%, 04/15/2049	1,510,000	1,919,061
2.88%, 11/20/2050	2,033,000	1,853,264
3.55%, 03/22/2051	905,000	921,043
3.00%, 11/20/2060	2,395,000	2,144,431
3.70%, 03/22/2061	2,145,000	2,174,239
		47,978,444

Interactive Home Entertainment–0.28%

Activision Blizzard, Inc., 2.50%, 09/15/2050	2,570,000	2,206,467

Electronic Arts, Inc., 1.85%, 02/15/2031	3,286,000	3,136,089
		5,342,556

Interactive Media & Services–0.57%

Alphabet, Inc., 2.25%, 08/15/2060	2,182,000	1,818,647

Baidu, Inc. (China), 1.72%, 04/09/2026	1,000,000	999,132
2.38%, 10/09/2030	800,000	777,503

Tencent Holdings Ltd. (China), 2.88%, 04/22/2031(b)	766,000	777,153
3.68%, 04/22/2041(b)	1,912,000	1,944,936
3.84%, 04/22/2051(b)	1,924,000	1,966,011
3.94%, 04/22/2061(b)	2,546,000	2,585,854
		10,869,236

Internet & Direct Marketing Retail–0.70%

Alibaba Group Holding Ltd. (China), 2.13%, 02/09/2031	1,052,000	1,015,166
2.70%, 02/09/2041	831,000	775,043
3.15%, 02/09/2051	977,000	926,380
3.25%, 02/09/2061	2,585,000	2,441,827

Prosus N.V. (China), 3.83%, 02/08/2051(b)	9,054,000	8,291,376
		13,449,792

Investment Banking & Brokerage–2.63%

Brookfield Finance, Inc. (Canada), 2.72%, 04/15/2031	2,316,000	2,327,478

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Core Bond Fund

	Principal Amount	Value
Investment Banking & Brokerage–(continued)

Goldman Sachs Group, Inc. (The), 0.59%(SOFR + 0.58%), 03/08/2024(c)	$5,319,000	$5,325,855
3.50%, 04/01/2025	2,136,000	2,324,322
3.50%, 11/16/2026	1,368,000	1,493,857
1.09%, 12/09/2026(d)	2,180,000	2,149,943
0.80%(SOFR + 0.79%), 12/09/2026(c)	10,823,000	10,818,404
0.82%(SOFR + 0.81%), 03/09/2027(c)	9,573,000	9,571,060
1.99%, 01/27/2032(d)	2,239,000	2,128,608
2.62%, 04/22/2032(d)	1,273,000	1,280,329
3.21%, 04/22/2042(d)	1,331,000	1,345,618
Series T, 3.80%(d)(e)	2,239,000	2,245,717

Morgan Stanley, 5.00%, 11/24/2025	2,241,000	2,583,858
2.19%, 04/28/2026(d)	1,578,000	1,641,692
3.62%, 04/01/2031(d)	2,049,000	2,245,672
2.80%, 01/25/2052(d)	1,355,000	1,255,692

Raymond James Financial, Inc., 3.75%, 04/01/2051	1,606,000	1,716,997
		50,455,102

Life & Health Insurance–1.99%

American Equity Investment Life Holding Co., 5.00%, 06/15/2027	2,127,000	2,394,288

Athene Global Funding, 1.20%, 10/13/2023(b)	3,113,000	3,144,499
1.45%, 01/08/2026(b)	1,557,000	1,541,834
2.95%, 11/12/2026(b)	4,022,000	4,258,742

Athene Holding Ltd., 6.15%, 04/03/2030	2,257,000	2,802,256

Belrose Funding Trust, 2.33%, 08/15/2030(b)	1,422,000	1,376,537

Lincoln National Corp., 3.80%, 03/01/2028	1,526,000	1,697,092

MAG Mutual Holding Co., 4.75%, 04/30/2041	9,203,000	9,203,000

Manulife Financial Corp. (Canada), 4.06%, 02/24/2032(d)	1,657,000	1,827,580

Pacific LifeCorp, 3.35%, 09/15/2050(b)	2,002,000	2,001,026

Penn Mutual Life Insurance Co. (The), 3.80%, 04/29/2061(b)	955,000	960,297

Prudential Financial, Inc., 5.20%, 03/15/2044(d)	2,627,000	2,807,703

Reliance Standard Life Global Funding II, 2.75%, 01/21/2027(b)	2,962,000	3,114,469

Western & Southern Life Insurance Co. (The), 3.75%, 04/28/2061(b)	886,000	898,455
		38,027,778

Life Sciences Tools & Services–0.10%

Illumina, Inc., 2.55%, 03/23/2031	1,852,000	1,839,204

Managed Health Care–0.11%

Children’s Hospital, Series 2020, 2.93%, 07/15/2050	680,000	641,920

	Principal Amount	Value
Managed Health Care–(continued)

Community Health Network, Inc., Series 20-A, 3.10%, 05/01/2050	$1,549,000	$1,485,072
		2,126,992

Multi-Utilities–0.35%

Ameren Corp., 2.50%, 09/15/2024	1,942,000	2,046,277

Dominion Energy, Inc., Series C, 3.38%, 04/01/2030	1,721,000	1,855,924

WEC Energy Group, Inc., 1.38%, 10/15/2027	1,555,000	1,513,580
1.80%, 10/15/2030	1,413,000	1,332,960
		6,748,741

Office REITs–0.18%

Office Properties Income Trust, 4.50%, 02/01/2025	3,155,000	3,384,304

Oil & Gas Exploration & Production–0.36%

Canadian Natural Resources Ltd. (Canada), 2.05%, 07/15/2025	3,020,000	3,085,253

Pioneer Natural Resources Co., 1.90%, 08/15/2030	1,857,000	1,737,445

Santos Finance Ltd. (Australia), 3.65%, 04/29/2031(b)	2,165,000	2,163,558
		6,986,256

Oil & Gas Storage & Transportation–1.11%

Energy Transfer L.P., 4.25%, 03/15/2023	2,129,000	2,240,917
4.00%, 10/01/2027	1,673,000	1,802,195

Kinder Morgan, Inc., 7.75%, 01/15/2032	2,631,000	3,713,440

MPLX L.P., 1.75%, 03/01/2026	1,884,000	1,896,685
4.25%, 12/01/2027	1,566,000	1,760,124

Northern Natural Gas Co., 3.40%, 10/16/2051(b)	1,702,000	1,694,802

ONEOK, Inc., 6.35%, 01/15/2031	2,916,000	3,685,565

Sabine Pass Liquefaction LLC, 4.20%, 03/15/2028	1,392,000	1,542,607

Williams Cos., Inc. (The), 3.70%, 01/15/2023	2,736,000	2,860,388
		21,196,723

Other Diversified Financial Services–1.43%

Avolon Holdings Funding Ltd. (Ireland), 2.13%, 02/21/2026(b)	2,035,000	1,990,457
2.75%, 02/21/2028(b)	2,246,000	2,186,903

Blackstone Holdings Finance Co. LLC, 1.60%, 03/30/2031(b)	2,850,000	2,672,796
2.80%, 09/30/2050(b)	1,316,000	1,227,965

Blackstone Secured Lending Fund, 2.75%, 09/16/2026(b)	5,557,000	5,596,615

LSEGA Financing PLC (United Kingdom), 1.38%, 04/06/2026(b)	2,127,000	2,122,138
2.00%, 04/06/2028(b)	1,949,000	1,946,110
2.50%, 04/06/2031(b)	4,094,000	4,088,877
3.20%, 04/06/2041(b)	1,591,000	1,606,860

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Core Bond Fund

	Principal Amount	Value

Other Diversified Financial Services–(continued)
Pershing Square Holdings Ltd. (Guernsey), 3.25%, 11/15/2030(b)	$ 3,900,000	$3,889,061

		27,327,782

Packaged Foods & Meats–0.48%
Conagra Brands, Inc., 4.60%, 11/01/2025	2,655,000	3,038,782

Mondelez International Holdings Netherlands B.V., 2.00%, 10/28/2021(b)	3,706,000	3,731,209

Tyson Foods, Inc., 3.90%, 09/28/2023	2,216,000	2,385,256

		9,155,247

Paper Packaging–0.13%
Packaging Corp. of America, 3.65%, 09/15/2024	2,242,000	2,437,231

Pharmaceuticals–0.30%
Bayer US Finance II LLC (Germany), 3.88%, 12/15/2023(b)	2,750,000	2,959,263

Mylan, Inc., 3.13%, 01/15/2023(b)	2,691,000	2,800,098

		5,759,361

Precious Metals & Minerals–0.07%
Anglo American Capital PLC (South Africa), 3.63%, 09/11/2024(b)	1,168,000	1,263,998

Property & Casualty Insurance–0.42%
CNA Financial Corp., 3.45%, 08/15/2027	1,878,000	2,063,217

Fidelity National Financial, Inc., 3.40%, 06/15/2030	1,464,000	1,550,312

2.45%, 03/15/2031	2,085,000	2,052,977

W.R. Berkley Corp., 3.55%, 03/30/2052	2,347,000	2,409,822

		8,076,328

Railroads–0.12%
Union Pacific Corp., 2.15%, 02/05/2027	2,207,000	2,298,306

Real Estate Development–0.07%
Piedmont Operating Partnership L.P., 3.15%, 08/15/2030	1,374,000	1,355,530

Regional Banks–1.50%
Citizens Financial Group, Inc., 2.50%, 02/06/2030	2,133,000	2,157,916

2.64%, 09/30/2032(b)	8,667,000	8,556,908

Fifth Third Bank N.A., 3.85%, 03/15/2026	1,183,000	1,308,485

Huntington Bancshares, Inc., 4.00%, 05/15/2025	2,719,000	3,028,089

KeyBank N.A., 3.40%, 05/20/2026	1,554,000	1,698,318

KeyCorp, 2.25%, 04/06/2027	3,101,000	3,220,443

PNC Financial Services Group, Inc. (The), 3.15%, 05/19/2027	1,933,000	2,113,656

SVB Financial Group, 1.80%, 02/02/2031	2,847,000	2,651,835

4.10%(d)(e)	2,512,000	2,532,410

	Principal Amount	Value

Regional Banks–(continued)
Synovus Financial Corp., 3.13%, 11/01/2022	$1,455,000	$1,502,484

		28,770,544

Reinsurance–0.10%
Berkshire Hathaway Finance Corp., 2.85%, 10/15/2050	2,007,000	1,905,567

Residential REITs–0.57%
Essex Portfolio L.P., 2.65%, 09/01/2050	1,811,000	1,554,349

Spirit Realty L.P., 3.20%, 01/15/2027	1,800,000	1,901,490

VEREIT Operating Partnership L.P., 2.20%, 06/15/2028	2,692,000	2,713,869

2.85%, 12/15/2032	4,578,000	4,725,599

		10,895,307

Retail REITs–0.92%
Kimco Realty Corp., 1.90%, 03/01/2028	2,337,000	2,311,960

2.70%, 10/01/2030	1,358,000	1,376,719

Kite Realty Group L.P., 4.00%, 10/01/2026	2,033,000	2,190,142

National Retail Properties, Inc., 3.50%, 04/15/2051	2,342,000	2,344,857

Realty Income Corp., 3.25%, 01/15/2031	1,801,000	1,929,874

Regency Centers L.P., 2.95%, 09/15/2029	2,108,000	2,178,489

Retail Properties of America, Inc., 4.75%, 09/15/2030	1,357,000	1,472,327

Scentre Group Trust 2 (Australia), 4.75%, 09/24/2080(b)(d)	3,552,000	3,769,560

		17,573,928

Semiconductors–1.39%
Broadcom, Inc., 4.15%, 11/15/2030	2,056,000	2,249,646

2.45%, 02/15/2031(b)	1,514,000	1,445,539

3.42%, 04/15/2033(b)	4,191,000	4,252,102

3.47%, 04/15/2034(b)	7,069,000	7,154,298

Marvell Technology, Inc., 2.95%, 04/15/2031(b)	4,478,000	4,485,800

NXP B.V./NXP Funding LLC/NXP USA, Inc. (Netherlands), 3.88%, 06/18/2026(b)	1,714,000	1,899,079

QUALCOMM, Inc., 2.15%, 05/20/2030	2,591,000	2,602,841

3.25%, 05/20/2050	2,514,000	2,575,612

		26,664,917

Soft Drinks–0.08%
Coca-Cola European Partners PLC (United Kingdom), 1.50%, 01/15/2027(b)	1,486,000	1,483,947

Specialized REITs–0.62%
American Tower Corp., 3.00%, 06/15/2023	2,244,000	2,357,636

4.00%, 06/01/2025	1,408,000	1,556,941

2.70%, 04/15/2031	4,409,000	4,465,280

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco Core Bond Fund

	Principal Amount	Value
Specialized REITs–(continued)
CBRE Services, Inc., 2.50%, 04/01/2031	$3,637,000	$3,577,747

		11,957,604

Systems Software–0.26%
Leidos, Inc., 2.30%, 02/15/2031(b)	2,914,000	2,778,664

Oracle Corp., 3.85%, 04/01/2060	2,226,000	2,237,111

		5,015,775

Technology Hardware, Storage & Peripherals–0.98%
Apple, Inc., 4.38%, 05/13/2045	1,500,000	1,844,479

2.55%, 08/20/2060	6,799,000	5,994,684

2.80%, 02/08/2061	6,506,000	5,981,750

Dell International LLC/EMC Corp., 5.30%, 10/01/2029(b)	2,744,000	3,252,489

Lenovo Group Ltd. (China), 3.42%, 11/02/2030(b)	1,665,000	1,694,178

		18,767,580

Tobacco–0.78%
Altria Group, Inc., 2.45%, 02/04/2032	2,613,000	2,460,399

3.70%, 02/04/2051	3,101,000	2,786,675

4.00%, 02/04/2061	3,124,000	2,880,688

BAT Capital Corp. (United Kingdom), 2.26%, 03/25/2028	1,765,000	1,732,343

Imperial Brands Finance PLC (United Kingdom), 3.75%, 07/21/2022(b)	2,965,000	3,056,231

Philip Morris International, Inc., 0.88%, 05/01/2026	1,983,000	1,953,782

		14,870,118

Trucking–0.44%
Penske Truck Leasing Co. L.P./PTL Finance Corp., 4.00%, 07/15/2025(b)	1,281,000	1,415,341

3.40%, 11/15/2026(b)	2,346,000	2,546,532

Triton Container International Ltd. (Bermuda), 2.05%, 04/15/2026(b)	4,427,000	4,439,883

		8,401,756

Wireless Telecommunication Services–0.21%
NBN Co. Ltd. (Australia), 2.63%, 05/05/2031(b)	3,949,000	3,988,201

Total U.S. Dollar Denominated Bonds & Notes (Cost $690,228,415)		699,978,584

	Principal Amount	Value
U.S. Government Sponsored Agency Mortgage-Backed Securities–23.39%
Collateralized Mortgage Obligations–1.20%
Fannie Mae Interest STRIPS, IO, 7.00%, 06/25/2023 to 04/25/2032(f)	$1,033,107	$217,749

7.50%, 10/25/2023 to 11/25/2029(f)	184,366	13,957

6.50%, 04/25/2029 to 02/25/2033(f)(g)	1,653,920	298,069

6.00%, 06/25/2033 to 03/25/2036(f)(g)	1,104,545	197,725

5.50%, 09/25/2033 to 06/25/2035(f)(g)	1,902,519	324,760

Fannie Mae REMICs, 6.50%, 06/25/2023 to 10/25/2031	316,738	352,560

4.50%, 08/25/2025	56,633	58,451

5.50%, 12/25/2025 to 07/25/2046(f)	4,820,724	3,874,320

7.00%, 07/25/2026 to 04/25/2033(f)	625,761	131,502

4.00%, 08/25/2026 to 08/25/2047(f)	3,063,174	328,942

6.00%, 11/25/2028	106,471	120,579

7.50%, 12/25/2029	693,743	801,670

1.11% (1 mo. USD LIBOR + 1.00%), 07/25/2032(c)	85,756	87,800

0.51% (1 mo. USD LIBOR + 0.40%), 03/25/2033(c)	21,860	21,940

0.36% (1 mo. USD LIBOR + 0.25%), 08/25/2035(c)	87,214	87,460

23.81% (24.20% - (3.67 x 1 mo. USD LIBOR)), 06/25/2036(c)	192,425	304,125

1.05% (1 mo. USD LIBOR + 0.94%), 06/25/2037(c)	106,201	107,001

1.50%, 01/25/2040	778,822	782,647

5.00%, 04/25/2040 to 09/25/2047(c)(f)	10,872,915	2,183,021

IO,
6.99% (7.10% - (1.00 x 1 mo. USD LIBOR)), 06/25/2023 to 11/25/2030(c)(f)	177,205	7,418

6.59% (6.70% - (1.00 x 1 mo. USD LIBOR)), 02/25/2024 to 05/25/2035(c)(f)	610,848	112,785

8.04% (8.15% - (1.00 x 1 mo. USD LIBOR)), 04/25/2027(c)(f)	85,020	13,341

3.00%, 11/25/2027(f)	2,148,911	125,721

9.69% (9.80% - (1.00 x 1 mo. USD LIBOR)), 03/17/2031(c)(f)	59	4

7.64% (7.75% - (1.00 x 1 mo. USD LIBOR)), 07/25/2031 to 02/25/2032(c)(f)	77,681	15,314

7.74% (7.85% - (1.00 x 1 mo. USD LIBOR)), 11/18/2031(c)(f)	68,573	12,865

7.79% (7.90% - (1.00 x 1 mo. USD LIBOR)), 11/25/2031(c)(f)	161,094	31,419

7.14% (7.25% - (1.00 x 1 mo. USD LIBOR)), 01/25/2032(c)(f)	123,070	24,592

7.84% (7.95% - (1.00 x 1 mo. USD LIBOR)), 01/25/2032 to 07/25/2032(c)(f)	228,958	40,589

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Invesco Core Bond Fund

	Principal Amount	Value

Collateralized Mortgage Obligations–(continued)
7.99% (8.10% - (1.00 x 1 mo. USD LIBOR)), 02/25/2032 to 03/25/2032(c)(f)	$29,713	$4,717

1.00% (8.00% - (1.00 x 1 mo. USD LIBOR)), 04/25/2032(c)(f)	201,467	5,037

6.89% (7.00% - (1.00 x 1 mo. USD LIBOR)), 04/25/2032 to 09/25/2032(c)(f)	509,978	89,612

7.89% (8.00% - (1.00 x 1 mo. USD LIBOR)), 04/25/2032 to 12/25/2032(c)(f)	394,450	83,926

7.89% (8.00% - (1.00 x 1 mo. USD LIBOR)), 12/18/2032(c)(f)	246,258	51,361

7.99% (8.10% - (1.00 x 1 mo. USD LIBOR)), 12/18/2032(c)(f)	74,703	13,570

8.09% (8.20% - (1.00 x 1 mo. USD LIBOR)), 01/25/2033(c)(f)	326,471	70,077

8.14% (8.25% - (1.00 x 1 mo. USD LIBOR)), 02/25/2033 to 05/25/2033(c)(f)	254,726	60,091

7.44% (7.55% - (1.00 x 1 mo. USD LIBOR)), 10/25/2033(c)(f)	271,538	59,803

6.64% (6.75% - (1.00 x 1 mo. USD LIBOR)), 03/25/2035(c)(f)	114,370	19,265

6.49% (6.60% - (1.00 x 1 mo. USD LIBOR)), 05/25/2035(c)(f)	399,447	62,514

3.50%, 08/25/2035(f)	5,754,033	729,825

5.99% (6.10% - (1.00 x 1 mo. USD LIBOR)), 10/25/2035(c)(f)	253,879	46,128

6.47% (6.58% - (1.00 x 1 mo. USD LIBOR)), 06/25/2036(c)(f)	18,439	3,578

5.94% (6.05% - (1.00 x 1 mo. USD LIBOR)), 07/25/2038(c)(f)	88,057	12,277

6.44% (6.55% - (1.00 x 1 mo. USD LIBOR)), 10/25/2041(c)(f)	569,291	111,247

6.04% (6.15% - (1.00 x 1 mo. USD LIBOR)), 12/25/2042(c)(f)	1,391,480	289,813

PO, 0.00%, 09/25/2023(h)	16,069	15,863

Freddie Mac Multifamily Structured Pass-Through Ctfs., Series KC02, Class X1, IO, 1.91%, 03/25/2024(g)	76,334,109	742,372

Series KC03, Class X1, IO, 0.63%, 11/25/2024(g)	42,732,374	651,523

Series K734, Class X1, IO, 0.79%, 02/25/2026(g)	33,295,027	898,550

Series K735, Class X1, IO, 1.10%, 05/25/2026(g)	34,298,833	1,499,497

Series K093, Class X1, IO, 1.09%, 05/25/2029(g)	27,732,092	1,869,864

	Principal Amount	Value

Collateralized Mortgage Obligations–(continued)
Freddie Mac REMICs,
1.50%, 07/15/2023	$148,601	$149,866

5.00%, 09/15/2023	127,878	132,742

1.16% (1 mo. USD LIBOR + 1.05%), 10/15/2023(c)	125,792	125,919

6.50%, 02/15/2028 to 06/15/2032	1,001,807	1,150,286

6.00%, 04/15/2029	62,438	70,539

1.01% (1 mo. USD LIBOR + 0.90%), 07/15/2031(c)	69,016	70,543

7.00%, 03/15/2032	255,568	303,386

3.50%, 05/15/2032	217,894	234,073

1.11% (1 mo. USD LIBOR + 1.00%), 06/15/2032(c)	265,712	272,064

24.33% (24.75% - (3.67 x 1 mo. USD LIBOR)), 08/15/2035(c)	51,139	80,581

0.51% (1 mo. USD LIBOR + 0.40%), 09/15/2035(c)	153,951	155,467

4.00%, 04/15/2040 to 03/15/2045(f)	1,885,668	199,957

IO, 7.54% (7.65% - (1.00 x 1 mo. USD LIBOR)), 07/15/2026 to 03/15/2029(c)(f)	266,719	38,668

3.00%, 06/15/2027 to 05/15/2040(f)	7,003,576	424,142

2.50%, 05/15/2028(f)	1,348,913	74,429

7.59% (7.70% - (1.00 x 1 mo. USD LIBOR)), 03/15/2029(c)(f)	39,902	4,558

7.99% (8.10% - (1.00 x 1 mo. USD LIBOR)), 09/15/2029(c)(f)	11,584	1,949

7.64% (7.75% - (1.00 x 1 mo. USD LIBOR)), 01/15/2032(c)(f)	176,272	31,881

6.94% (7.05% - (1.00 x 1 mo. USD LIBOR)), 10/15/2033(c)(f)	331,727	60,103

6.59% (6.70% - (1.00 x 1 mo. USD LIBOR)), 01/15/2035(c)(f)	333,556	53,373

6.64% (6.75% - (1.00 x 1 mo. USD LIBOR)), 02/15/2035(c)(f)	267,585	42,760

6.61% (6.72% - (1.00 x 1 mo. USD LIBOR)), 05/15/2035(c)(f)	1,322,107	216,820

6.54% (6.65% - (1.00 x 1 mo. USD LIBOR)), 07/15/2035(c)(f)	343,002	86,996

6.89% (7.00% - (1.00 x 1 mo. USD LIBOR)), 12/15/2037(c)(f)	123,590	24,743

5.89% (6.00% - (1.00 x 1 mo. USD LIBOR)), 04/15/2038(c)(f)	53,514	8,588

5.96% (6.07% - (1.00 x 1 mo. USD LIBOR)), 05/15/2038(c)(f)	1,604,549	284,036

6.14% (6.25% - (1.00 x 1 mo. USD LIBOR)), 12/15/2039(c)(f)	408,778	69,984

5.99% (6.10% - (1.00 x 1 mo. USD LIBOR)), 01/15/2044(c)(f)	1,564,044	237,536

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Invesco Core Bond Fund

	Principal Amount	Value

Collateralized Mortgage Obligations–(continued)
Freddie Mac STRIPS,
IO, 7.00%, 04/01/2027(f)	$112,428	$14,435

3.00%, 12/15/2027(f)	2,717,220	190,668

3.27%, 12/15/2027(g)	708,250	38,877

6.50%, 02/01/2028(f)	13,028	1,785

7.50%, 12/15/2029(f)	29,645	5,421

6.00%, 12/15/2032(f)	94,041	14,589

PO, 0.00%, 06/01/2026(h)	13,725	13,305

		22,953,905

Federal Home Loan Mortgage Corp. (FHLMC)–0.11%
7.00%, 07/01/2021 to 10/01/2037	1,033,317	1,189,496

6.50%, 01/01/2022 to 04/01/2034	114,339	128,919

9.00%, 08/01/2022 to 05/01/2025	1,375	1,486

6.00%, 07/01/2024 to 11/01/2037	94,207	108,703

5.50%, 09/01/2039	614,283	712,033

		2,140,637

Federal National Mortgage Association (FNMA)–0.15%
6.50%, 12/01/2022 to 11/01/2031	776,569	873,395

8.50%, 07/01/2032	1,815	1,822

7.50%, 01/01/2033 to 08/01/2033	788,351	902,950

7.00%, 04/01/2033 to 04/01/2034	479,048	547,554

5.50%, 02/01/2035 to 05/01/2036	552,319	642,516

		2,968,237

Government National Mortgage Association (GNMA)–3.87%
ARM, 2.25%,(1 yr. U.S. Treasury Yield Curve Rate + 1.50%), 07/20/2025 to 07/20/2027(c)	2,199	2,269

IO, 7.38% (7.50% - (1.00 x 1 mo. USD LIBOR)), 02/16/2032(c)(f)	71,851	76

6.43% (6.55% - (1.00 x 1 mo. USD LIBOR)), 04/16/2037(c)(f)	838,222	160,444

6.53% (6.65% - (1.00 x 1 mo. USD LIBOR)), 04/16/2041(c)(f)	2,483,296	393,669

4.50%, 09/16/2047(f)	4,078,778	619,351

6.08% (6.20% - (1.00 x 1 mo. USD LIBOR)), 10/16/2047(c)(f)	3,600,104	668,943

TBA, 2.50%, 05/01/2051(i)	69,445,000	72,190,247

		74,034,999

Uniform Mortgage-Backed Securities–18.06%
TBA, 2.00%, 05/01/2036 to 05/01/2051(i)	341,573,051	346,009,406

Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $444,464,121)		448,107,184

	Principal Amount	Value

Asset-Backed Securities–20.30%
Alternative Loan Trust,
Series 2005-21CB, Class A7, 5.50%, 06/25/2035	$782,017	$760,296

Series 2005-29CB, Class A4, 5.00%, 07/25/2035	353,970	280,447

American Credit Acceptance Receivables Trust,
Series 2017-4, Class D, 3.57%, 01/10/2024(b)	1,571,884	1,584,853

Series 2018-3, Class D, 4.14%, 10/15/2024(b)	410,000	416,072

Series 2018-4, Class C, 3.97%, 01/13/2025(b)	913,370	918,225

Series 2019-3, Class C, 2.76%, 09/12/2025(b)	2,700,000	2,735,460

AmeriCredit Automobile Receivables Trust,
Series 2017-2, Class D, 3.42%, 04/18/2023	3,735,000	3,805,769

Series 2017-3, Class D, 3.18%, 07/18/2023	4,000,000	4,100,788

Series 2017-4, Class D, 3.08%, 12/18/2023	2,885,000	2,966,756

Series 2018-3, Class C, 3.74%, 10/18/2024	4,225,000	4,423,423

Series 2019-2, Class C, 2.74%, 04/18/2025	1,645,000	1,709,199

Series 2019-2, Class D, 2.99%, 06/18/2025	4,570,000	4,789,614

Series 2019-3, Class D, 2.58%, 09/18/2025	2,285,000	2,374,633

Angel Oak Mortgage Trust,
Series 2020-1, Class A1, 2.16%, 12/25/2059(b)(j)	1,828,318	1,846,779

Series 2020-3, Class A1, 1.69%, 04/25/2065(b)(j)	5,151,229	5,210,749

Bain Capital Credit CLO Ltd.,
Series 2017-2A, Class AR, 1.43% (3 mo. USD LIBOR + 1.25%), 07/25/2030(b)(c)	7,334,741	7,345,852

Banc of America Funding Trust,
Series 2007-1, Class 1A3, 6.00%, 01/25/2037	257,206	253,603

Series 2007-C, Class 1A4, 3.06%, 05/20/2036(j)	102,691	103,408

Banc of America Mortgage Trust,
Series 2007-1, Class 1A24, 6.00%, 03/25/2037	333,193	334,683

Bank, Series 2019-BNK16,
Class XA, IO, 1.12%, 02/15/2052(g)	24,436,449	1,462,705

Bear Stearns Adjustable Rate Mortgage Trust,
Series 2005-9, Class A1, 0.76% (1 yr. U.S. Treasury Yield Curve Rate + 2.30%), 10/25/2035(c)	238,843	243,831

Series 2006-1, Class A1, 0.65% (1 yr. U.S. Treasury Yield Curve Rate + 2.25%), 02/25/2036(c)	624,055	647,618

Benchmark Mortgage Trust,
Series 2018-B1, Class XA, IO, 0.65%, 01/15/2051(g)	35,065,722	975,925

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Invesco Core Bond Fund

	Principal Amount	Value

Capital Auto Receivables Asset Trust, Series 2017-1, Class D, 3.15%, 02/20/2025(b)	$560,000	$564,324

Series 2018-2, Class B, 3.48%, 10/20/2023(b)	14,864	14,889

Series 2018-2, Class C, 3.69%, 12/20/2023(b)	1,950,000	1,961,026

Capital Lease Funding Securitization L.P., Series 1997-CTL1, Class IO, 1.51%, 06/22/2024(b)(g)	18,472	154

CarMax Auto Owner Trust, Series 2017-4, Class D, 3.30%, 05/15/2024	1,435,000	1,457,021

CCG Receivables Trust, Series 2018-1, Class B, 3.09%, 06/16/2025(b)	1,105,469	1,108,461

Series 2018-2, Class C, 3.87%, 12/15/2025(b)	980,000	1,002,263

Series 2019-2, Class B, 2.55%, 03/15/2027(b)	1,845,000	1,901,089

Series 2019-2, Class C, 2.89%, 03/15/2027(b)	900,000	924,135

CD Mortgage Trust, Series 2017- CD6, Class XA, IO, 1.06%, 11/13/2050(g)	11,171,270	438,382

Chase Home Lending Mortgage Trust, Series 2019-ATR1, Class A15, 4.00%, 04/25/2049(b)(j)	337,030	347,249

Chase Mortgage Finance Trust, Series 2005-A2, Class 1A3, 3.07%, 01/25/2036(j)	571,490	551,133

CIFC Funding Ltd., Series 2014-5A, Class A1R2, 1.39% (3 mo. USD LIBOR + 1.20%), 10/17/2031(b)(c)	1,497,000	1,498,950

Citigroup Commercial Mortgage Trust, Series 2013-GC17, Class XA, IO, 1.17%, 11/10/2046(g)	12,550,214	271,225

Series 2014-GC21, Class AA, 3.48%, 05/10/2047	927,129	969,104

Series 2017-C4, Class XA, IO, 1.23%, 10/12/2050(g)	29,527,748	1,465,642

Citigroup Mortgage Loan Trust, Inc., Series 2006-AR1, Class 1A1, 2.48% (1 yr. U.S. Treasury Yield Curve Rate + 2.40%), 10/25/2035(c)	1,159,739	1,211,480

CNH Equipment Trust, Series 2017-C, Class B, 2.54%, 05/15/2025	960,000	973,053

Series 2019-A, Class A4, 3.22%, 01/15/2026	1,910,000	2,000,707

COLT Mortgage Loan Trust, Series 2020-1, Class A1, 2.49%, 02/25/2050(b)(j)	3,751,165	3,791,225

Series 2020-2, Class A1, 1.85%, 03/25/2065(b)(j)	2,350,814	2,373,935

	Principal Amount	Value

COMM Mortgage Trust, Series 2012-CR5, Class XA, IO, 1.65%, 12/10/2045(g)	$11,475,931	$228,311

Series 2013-CR6, Class AM, 3.15%, 03/10/2046(b)	2,945,000	3,048,840

Series 2014-CR20, Class ASB, 3.31%, 11/10/2047	724,200	756,432

Series 2014-LC15, Class AM, 4.20%, 04/10/2047	2,865,000	3,103,378

Series 2014-UBS6, Class AM, 4.05%, 12/10/2047	5,720,000	6,226,205

Credit Suisse Mortgage Trust, Series 2020-C19, Class A3, 2.56%, 03/15/2053	10,613,000	10,889,159

Series 2021-NQM1, Class A1, 0.81%, 05/25/2065(b)(j)	1,611,836	1,607,161

Series 2021-NQM2, Class A1, 1.18%, 02/25/2066(b)(j)	1,929,982	1,933,842

CSMC Mortgage-Backed Trust, Series 2006-6, Class 1A4, 6.00%, 07/25/2036	702,053	540,601

Dell Equipment Finance Trust, Series 2018-1, Class B, 3.34%, 06/22/2023(b)	215,757	216,141

Series 2019-1, Class C, 3.14%, 03/22/2024(b)	5,330,000	5,414,150

Series 2019-2, Class D, 2.48%, 04/22/2025(b)	1,925,000	1,952,464

Drive Auto Receivables Trust, Series 2017-1, Class D, 3.84%, 03/15/2023	1,186,304	1,195,233

Series 2018-1, Class D, 3.81%, 05/15/2024	1,276,432	1,297,622

Series 2018-2, Class D, 4.14%, 08/15/2024	2,832,180	2,898,087

Series 2018-3, Class D, 4.30%, 09/16/2024	3,221,286	3,302,500

Series 2018-5, Class C, 3.99%, 01/15/2025	2,529,793	2,576,612

Series 2019-1, Class C, 3.78%, 04/15/2025	4,038,251	4,085,995

DT Auto Owner Trust, Series 2017-3A, Class D, 3.58%, 05/15/2023(b)	53,073	53,210

Series 2017-3A, Class E, 5.60%, 08/15/2024(b)	3,305,000	3,370,602

Series 2018-3A, Class C, 3.79%, 07/15/2024(b)	968,838	975,236

Ellington Financial Mortgage Trust, Series 2020-1, Class A1, 2.01%, 05/25/2065(b)(j)	1,121,027	1,139,015

Series 2021-1, Class A1, 0.80%, 02/25/2066(b)(j)	882,447	882,611

Exeter Automobile Receivables Trust, Series 2019-2A, Class C, 3.30%, 03/15/2024(b)	5,180,000	5,252,016

First Horizon Alternative Mortgage Securities Trust, Series 2005- FA8, Class 1A6, 0.76% (1 mo. USD LIBOR + 0.65%), 11/25/2035(c)	501,726	233,184

Ford Credit Floorplan Master Owner Trust, Series 2019-3, Class A2, 0.71% (1 mo. USD LIBOR + 0.60%), 09/15/2024(c)	9,380,000	9,445,161

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         Invesco Core Bond Fund

	Principal Amount	Value

FREMF Mortgage Trust, Series 2012-K23, Class C, 3.78%, 10/25/2045(b)(j)	$680,000	$703,309

Series 2013-K25, Class C, 3.74%, 11/25/2045(b)(j)	605,000	628,135

Series 2013-K26, Class C, 3.72%, 12/25/2045(b)(j)	1,165,000	1,211,703

Series 2013-K27, Class C, 3.62%, 01/25/2046(b)(j)	650,000	677,924

Series 2013-K28, Class C, 3.61%, 06/25/2046(b)(j)	2,580,000	2,699,407

Series 2015-K44, Class B, 3.81%, 01/25/2048(b)(j)	1,175,000	1,275,466

Series 2017-K62, Class B, 4.00%, 01/25/2050(b)(j)	1,040,000	1,136,503

Series 2017-K724, Class B, 5.26%, 11/25/2023(b)(j)	780,000	827,094

GoldenTree Loan Management US CLO 1 Ltd., Series 2021-9A, Class A, 1.19% (3 mo. USD LIBOR + 1.07%), 01/20/2033(b)(c)	1,712,000	1,716,094

GS Mortgage Securities Trust, Series 2012-GC6, Class A3, 3.48%, 01/10/2045	1,346,357	1,356,123

Series 2012-GC6, Class AS, 4.95%, 01/10/2045(b)	1,666,000	1,696,466

Series 2013-GC16, Class AS, 4.65%, 11/10/2046	974,215	1,054,571

Series 2013-GCJ12, Class AAB, 2.68%, 06/10/2046	203,682	207,049

Series 2014-GC18, Class AAB, 3.65%, 01/10/2047	737,323	765,110

Series 2020-GC47, Class A5, 2.38%, 05/12/2053	3,780,000	3,851,009

GSR Mortgage Loan Trust, Series 2005-AR, Class 6A1, 3.27%, 07/25/2035(j)	96,228	99,896

HomeBanc Mortgage Trust, Series 2005-3, Class A2, 0.73% (1 mo. USD LIBOR + 0.62%), 07/25/2035(c)	38,200	38,365

JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class AS, 4.52%, 12/15/2046	3,490,000	3,764,637

Series 2013-LC11, Class AS, 3.22%, 04/15/2046	1,722,000	1,791,617

Series 2014-C20, Class AS, 4.04%, 07/15/2047	3,950,000	4,263,357

Series 2016-JP3, Class A2, 2.43%, 08/15/2049	1,645,426	1,654,080

JP Morgan Mortgage Trust, Series 2007-A1, Class 5A1, 2.58%, 07/25/2035(j)	395,194	404,805

JPMBB Commercial Mortgage Securities Trust, Series 2014-C25, Class AS, 4.07%, 11/15/2047	6,036,000	6,552,801

Series 2015-C27, Class XA, IO, 1.30%, 02/15/2048(g)	33,491,194	1,231,364

Series 2015-C28, Class AS, 3.53%, 10/15/2048	3,400,000	3,637,223

LB Commercial Conduit Mortgage Trust, Series 1998-C1, Class IO, 1.10%, 02/18/2030(g)	23,473	1

	Principal Amount	Value

Lehman Structured Securities Corp., Series 2002-GE1, Class A, 0.00%, 07/26/2024(b)(j)	$9,962	$6,480

Life Mortgage Trust, Series 2021-BMR, Class A, 0.82% (1 mo. USD LIBOR + 0.70%), 03/15/2038(b)(c)	2,295,000	2,299,939

Series 2021-BMR, Class B, 1.00% (1 mo. USD LIBOR + 0.88%), 03/15/2038(b)(c)	2,220,000	2,225,015

Series 2021-BMR, Class C, 1.22% (1 mo. USD LIBOR + 1.10%), 03/15/2038(b)(c)	1,570,000	1,574,562

Madison Park Funding XLVIII Ltd, Series 2021-48A, Class A, 1.29% (3 mo. USD LIBOR + 1.15%), 04/19/2033(b)(c)	10,755,000	10,741,158

Morgan Stanley BAML Trust, Series 2013-C9, Class AS, 3.46%, 05/15/2046	6,222,000	6,488,387

Series 2014-C19, Class AS, 3.83%, 12/15/2047	5,035,000	5,435,050

Morgan Stanley Capital I Trust, Series 2011-C2, Class A4, 4.66%, 06/15/2044(b)	467,353	470,482

Series 2017-HR2, Class XA, IO, 0.93%, 12/15/2050(g)	13,126,463	552,337

Mortgage-Linked Amortizing Notes, Series 2012-1, Class A10, 2.06%, 01/15/2022	1,660,759	1,681,488

Neuberger Berman Loan Advisers CLO 24 Ltd., Series 2017-24A, Class AR, 1.21% (3 mo. USD LIBOR + 1.02%), 04/19/2030(b)(c)	5,054,000	5,057,722

Neuberger Berman Loan Advisers CLO 40 Ltd., Series 2021-40A, Class A, 1.25% (3 mo. USD LIBOR + 1.06%), 04/16/2033(b)(c)	3,402,000	3,408,539

OCP CLO Ltd. (Cayman Islands), Series 2017-13A, Class A1A, 1.44% (3 mo. USD LIBOR + 1.26%), 07/15/2030(b)(c)	3,192,000	3,194,615

Series 2020-8RA, Class A1, 1.44% (3 mo. USD LIBOR + 1.22%), 01/17/2032(b)(c)	6,027,000	6,032,176

Octagon Investment Partners 31 Ltd., Series 2017-1A, Class AR, 1.24% (3 mo. USD LIBOR + 1.05%), 07/20/2030(b)(c)	5,500,000	5,506,497

Octagon Investment Partners 49 Ltd., Series 2020-5A, Class A1, 1.43% (3 mo. USD LIBOR + 1.22%), 01/15/2033(b)(c)	5,507,000	5,511,941

OHA Loan Funding Ltd., Series 2016-1A, Class AR, 1.45% (3 mo. USD LIBOR + 1.26%), 01/20/2033(b)(c)	5,076,061	5,086,654

Prestige Auto Receivables Trust, Series 2019-1A, Class C, 2.70%, 10/15/2024(b)	1,965,000	2,003,119

Progress Residential Trust, Series 2020-SFR1, Class A, 1.73%, 04/17/2037(b)	6,825,000	6,934,954

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         Invesco Core Bond Fund

	Principal Amount	Value

RBSSP Resecuritization Trust, Series 2010-1, Class 2A1, 2.44%, 07/26/2045(b)(j)	$21,534	$21,669

Residential Accredit Loans, Inc. Trust, Series 2006-QS13, Class 1A8, 6.00%, 09/25/2036	73,502	69,816

Series 2007-QS6, Class A28, 5.75%, 04/25/2037	347,882	334,837

Residential Mortgage Loan Trust, Series 2020-1, Class A1, 2.38%, 02/25/2024(b)(j)	1,875,618	1,908,510

Santander Drive Auto Receivables Trust, Series 2017-2, Class D, 3.49%, 07/17/2023	1,310,449	1,321,282

Series 2017-3, Class D, 3.20%, 11/15/2023	3,052,966	3,089,176

Series 2018-1, Class D, 3.32%, 03/15/2024	1,605,000	1,629,375

Series 2018-2, Class D, 3.88%, 02/15/2024	2,665,000	2,726,409

Series 2018-5, Class C, 3.81%, 12/16/2024	1,295,951	1,303,828

Series 2019-2, Class D, 3.22%, 07/15/2025	3,210,000	3,330,006

Series 2019-3, Class D, 2.68%, 10/15/2025	2,805,000	2,894,198

Santander Retail Auto Lease Trust, Series 2019-A, Class C, 3.30%, 05/22/2023(b)	5,160,000	5,268,650

Star Trust, Series 2021-1, Class A1, 1.22%, 05/25/2065(b)(j)	5,231,241	5,236,793

Series 2021-SFR1, Class A, 0.72% (1 mo. USD LIBOR + 0.60%), 04/17/2038(b)(c)	11,612,369	11,610,188

Starwood Mortgage Residential Trust, Series 2020-1, Class A1, 2.28%, 02/25/2050(b)(j)	2,484,601	2,521,195

Symphony CLO XXII Ltd., Series 2020-22A, Class A1A, 1.48% (3 mo. USD LIBOR + 1.29%), 04/18/2033(b)(c)	3,000,000	3,016,461

Textainer Marine Containers VII Ltd., Series 2021-2A, Class A, 2.23%, 04/20/2046(b)	5,160,000	5,213,037

TICP CLO XV Ltd., Series 2020-15A, Class A, 1.47% (3 mo. USD LIBOR + 1.28%), 04/20/2033(b)(c)	4,685,000	4,704,911

Tricon American Homes Trust, Series 2020-SFR2, Class A, 1.48%, 11/17/2039(b)	4,618,012	4,525,654

UBS Commercial Mortgage Trust, Series 2017-C5, Class XA, IO, 1.14%, 11/15/2050(g)	19,788,585	894,697

United Auto Credit Securitization Trust, Series 2019-1, Class C, 3.16%, 08/12/2024(b)	412,259	412,734

	Principal Amount	Value

Verus Securitization Trust, Series 2020-1, Class A1, 2.42%, 01/25/2060(b)(k)	$4,764,356	$4,839,342

Series 2020-1, Class A2, 2.64%, 01/25/2060(b)(k)	1,733,386	1,761,111

Series 2020-INV1, Class A1, 0.33%, 03/25/2060(b)(j)	985,939	1,002,035

Series 2021-1, Class A1B, 1.32%, 01/25/2066(b)(j)	2,138,828	2,145,678

Series 2021-R1, Class A1, 0.82%, 10/25/2063(b)(j)	4,431,788	4,421,692

Visio Trust, Series 2020-1R, Class A1, 1.31%, 11/25/2055(b)	2,611,528	2,624,490

WaMu Mortgage Pass-Through Ctfs. Trust, Series 2003-AR10, Class A7, 2.57%, 10/25/2033(j)	303,361	306,924

Series 2005-AR14, Class 1A4, 2.91%, 12/25/2035(j)	447,391	453,003

Series 2005-AR16, Class 1A1, 2.72%, 12/25/2035(j)	407,567	415,462

Wells Fargo Commercial Mortgage Trust, Series 2015-NXS1, Class ASB, 2.93%, 05/15/2048	3,761,114	3,881,148

Series 2017-C42, Class XA, IO, 1.03%, 12/15/2050(g)	18,237,267	886,608

Westlake Automobile Receivables Trust, Series 2018-1A, Class D, 3.41%, 05/15/2023(b)	1,087,418	1,090,998

Series 2019-3A, Class C, 2.49%, 10/15/2024(b)	4,570,000	4,662,952

WFRBS Commercial Mortgage Trust, Series 2013-C14, Class AS, 3.49%, 06/15/2046	2,330,000	2,424,955

Series 2014-C20, Class AS, 4.18%, 05/15/2047	1,693,000	1,817,909

Series 2014-C25, Class AS, 3.98%, 11/15/2047	5,225,000	5,676,098

Series 2014-LC14, Class AS, 4.35%, 03/15/2047(j)	2,174,838	2,348,247

World Financial Network Credit Card Master Trust, Series 2018-B, Class A, 3.46%, 07/15/2025	3,870,000	3,916,242

Series 2018-C, Class A, 3.55%, 08/15/2025	7,920,000	8,033,108

Series 2019-A, Class A, 3.14%, 12/15/2025	1,150,000	1,175,801

Series 2019-B, Class A, 2.49%, 04/15/2026	4,555,000	4,668,081

Series 2019-C, Class A, 2.21%, 07/15/2026	3,910,000	4,013,190

Total Asset-Backed Securities (Cost $386,619,466)		388,793,627

U.S. Treasury Securities–14.09%
U.S. Treasury Bonds–4.51%
1.88%, 02/15/2041	25,438,000	24,205,847

1.63%, 11/15/2050	72,682,800	62,189,221

		86,395,068

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                         Invesco Core Bond Fund

	Principal Amount	Value

U.S. Treasury Notes–9.58%
0.13%, 03/31/2023	$ 17,600,500	$ 17,592,250

0.38%, 04/15/2024	9,087,800	9,099,515

0.75%, 03/31/2026	96,206,500	95,838,210

1.25%, 03/31/2028	16,156,000	16,110,561

1.13%, 02/15/2031	47,024,900	44,912,453

		183,552,989

Total U.S. Treasury Securities (Cost $270,587,273)		269,948,057

	Shares

Preferred Stocks–0.69%
Asset Management & Custody Banks–0.15%
Bank of New York Mellon Corp. (The), 4.70%, Series G, Pfd.(d)	2,502,000	2,764,710

Diversified Banks–0.24%
JPMorgan Chase & Co., 3.66%, Series I, Pfd.	4,653,000	4,672,775

Investment Banking & Brokerage–0.21%
Charles Schwab Corp. (The), 4.00%, Series H, Pfd.(d)	4,042,000	4,099,396

Other Diversified Financial Services–0.09%
Equitable Holdings, Inc., 4.95%, Series B, Pfd.(d)	1,502,000	1,620,283

Total Preferred Stocks (Cost $12,682,887)		13,157,164

	Principal Amount

Agency Credit Risk Transfer Notes–0.35%
Fannie Mae Connecticut Avenue Securities, Series 2016-C02, Class 1M2, 6.11% (1 mo. USD LIBOR + 6.00%), 09/25/2028(c)	$ 2,485,444	2,625,755

Freddie Mac, Series 2014-DN3, Class M3, STACR® , 4.11% (1 mo. USD LIBOR + 4.00%), 08/25/2024(c)	1,293,016	1,321,417

Series 2018-DNA2, Class M1, STACR® , 0.91% (1 mo. USD LIBOR + 0.80%), 12/25/2030(b)(c)	733,196	733,499

Series 2018-DNA3, Class M1, STACR® , 0.86% (1 mo. USD LIBOR + 0.75%), 09/25/2048(b)(c)	2,752	2,752

Series 2018-HQA2, Class M1, STACR® , 0.86% (1 mo. USD LIBOR + 0.75%), 10/25/2048(b)(c)	459,078	459,150

Series 2019-HRP1, Class M2, STACR® , 1.51% (1 mo. USD LIBOR + 1.40%), 02/25/2049(b)(c)	1,022,406	1,023,241

Series 2020-DNA5, Class M1, STACR® , 1.31% (30 Day Average SOFR + 1.30%), 10/25/2050(b)(c)	543,020	544,040

Total Agency Credit Risk Transfer Notes (Cost $6,840,584)		6,709,854

	Principal Amount	Value

Municipal Obligations–0.26%
Texas (State of) Transportation Commission (Central Texas Turnpike System), Series 2020 C, Ref. RB, 3.03%, 08/15/2041 (Cost $4,965,000)	$ 4,965,000	$ 4,961,343

	Shares

Money Market Funds–26.00%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(l)(m)	174,286,531	174,286,531

Invesco Liquid Assets Portfolio, Institutional Class, 0.01% (l) (m)	124,387,856	124,437,611

Invesco Treasury Portfolio, Institutional Class, 0.01%(l)(m)	199,184,607	199,184,607

Total Money Market Funds (Cost $497,915,267)		497,908,749

TOTAL INVESTMENTS IN SECURITIES–121.62% (Cost $2,314,303,013)		2,329,564,562

OTHER ASSETS LESS LIABILITIES- (21.62)%		(414,125,103)

NET ASSETS–100.00%		$1,915,439,459

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                         Invesco Core Bond Fund

Investment Abbreviations:
ARM	–	Adjustable Rate Mortgage
Ctfs.	–	Certificates
IO	–	Interest Only
LIBOR	–	London Interbank Offered Rate
Pfd.	–	Preferred
PO	–	Principal Only
RB	–	Revenue Bonds
Ref.	–	Refunding
REIT	–	Real Estate Investment Trust
REMICs	–	Real Estate Mortgage Investment Conduits
SOFR	–	Secured Overnight Financing Rate
STACR®	–	Structured Agency Credit Risk
STRIPS	–	Separately Traded Registered Interest and Principal Security
TBA	–	To Be Announced
USD	–	U.S. Dollar

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2021 was $444,854,946, which represented 23.22% of the Fund’s Net Assets.

(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on April 30, 2021.
(d)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(e)	Perpetual bond with no specified maturity date.
(f)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security.
(g)

Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security. Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on April 30, 2021.

(h)	Zero coupon bond issued at a discount.
(i)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions. See Note 1M.
(j)

Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on April 30, 2021.

(k)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(l)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2021.

	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2021	Dividend Income

Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$199,073,694	$ 96,903,231	$(121,690,394)	$ -	$ -	$174,286,531	$24,105

Invesco Liquid Assets Portfolio, Institutional Class	142,142,590	69,216,594	(86,921,710)	17,574	(17,437)	124,437,611	30,488

Invesco Treasury Portfolio, Institutional Class	227,512,792	110,746,550	(139,074,735)	-	-	199,184,607	11,215

Total	$568,729,076	$276,866,375	$(347,686,839)	$17,574	$(17,437)	$497,908,749	$65,808

(m)	The rate shown is the 7-day SEC standardized yield as of April 30, 2021.

Open Futures Contracts

Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)

Interest Rate Risk
U.S. Treasury 2 Year Notes	2,021	June-2021	$446,151,538	$(382,838)	$(382,838)

U.S. Treasury 5 Year Notes	1,796	June-2021	222,591,750	(1,267,627)	(1,267,627)

Subtotal-Long Futures Contracts				(1,650,465)	(1,650,465)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                         Invesco Core Bond Fund

Open Futures Contracts–(continued)

Short Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)

Interest Rate Risk
U.S. Treasury 10 Year Notes	203	June-2021	$(26,802,344)	$481,695	$481,695

U.S. Treasury 10 Year Ultra Bonds	890	June-2021	(129,536,718)	2,711,747	2,711,747

U.S. Treasury Long Bonds	321	June-2021	(50,477,250)	790,005	790,005

U.S. Treasury Ultra Bonds	84	June-2021	(15,616,125)	324,001	324,001

Subtotal-Short Futures Contracts				4,307,448	4,307,448

Total Futures Contracts				$2,656,983	$2,656,983

Portfolio Composition

By security type, based on Net Assets

as of April 30, 2021

U.S. Dollar Denominated Bonds & Notes	36.54%

U.S. Government Sponsored Agency Mortgage-Backed Securities	23.39

Asset-Backed Securities	20.30

U.S. Treasury Securities	14.09

Security Types Each Less Than 1% of Portfolio	1.30

Money Market Funds Plus Other Assets Less Liabilities	4.38

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                         Invesco Core Bond Fund

Statement of Assets and Liabilities

April 30, 2021

(Unaudited)

Assets:

Investments in securities, at value (Cost $ 1,816,387,746)	$1,831,655,813
Investments in affiliated money market funds, at value (Cost $ 497,915,267)	497,908,749
Other investments:
Variation margin receivable — futures contracts	176,393
Deposits with brokers:
Cash collateral – exchange-traded futures contracts	3,177,593
Cash	1,467,547
Receivable for:
Investments sold	10,602,952
Fund shares sold	2,980,505
Dividends	7,159
Interest	6,576,855
Principal paydowns	15,931
Investment for trustee deferred compensation and retirement plans	196,591
Other assets	137,439
Total assets	2,354,903,527

Liabilities:
Payable for:
Investments purchased	433,714,872
Dividends	448,286
Fund shares reacquired	4,230,377
Accrued fees to affiliates	723,744
Accrued trustees’ and officers’ fees and benefits	588
Accrued other operating expenses	149,610
Trustee deferred compensation and retirement plans	196,591
Total liabilities	439,464,068
Net assets applicable to shares outstanding	$1,915,439,459

Net assets consist of:
Shares of beneficial interest	$1,905,576,850
Distributable earnings	9,862,609
$1,915,439,459

Net Assets:
Class A	$784,557,681
Class C	$77,623,853
Class R	$79,158,198
Class Y	$685,522,575
Class R5	$16,940
Class R6	$288,560,212

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	114,494,826
Class C	11,320,057
Class R	11,558,298
Class Y	100,664,830
Class R5	2,472
Class R6	42,135,112
Class A:
Net asset value per share	$6.85
Maximum offering price per share (Net asset value of $6.85 ÷ 95.75%)	$7.15
Class C:
Net asset value and offering price per share	$6.86
Class R:
Net asset value and offering price per share	$6.85
Class Y:
Net asset value and offering price per share	$6.81
Class R5:
Net asset value and offering price per share	$6.85
Class R6:
Net asset value and offering price per share	$6.85

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19                         Invesco Core Bond Fund

Statement of Operations

For the six months ended April 30, 2021

(Unaudited)

Investment income:
Interest (net of foreign withholding taxes of $953)	$18,921,228

Dividends from affiliated money market funds	65,808

Total investment income	18,987,036

Expenses:
Advisory fees	3,206,079

Administrative services fees	135,822

Custodian fees	27,822

Distribution fees:
Class A	957,926

Class C	435,719

Class R	197,972

Transfer agent fees – A, C, R and Y	1,177,354

Transfer agent fees – R5	4

Transfer agent fees – R6	31,705

Trustees’ and officers’ fees and benefits	19,831

Registration and filing fees	88,899

Reports to shareholders	27,706

Professional services fees	54,228

Other	38,540

Total expenses	6,399,607

Less: Fees waived, expenses reimbursed and/or expense offset arrangement(s)	(579,073)

Net expenses	5,820,534

Net investment income	13,166,502
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(10,653,655)

Affiliated investment securities	(17,437)

Futures contracts	2,253,933

(8,417,159)

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(15,459,641)

Affiliated investment securities	17,574

Futures contracts	3,709,830

(11,732,237)

Net realized and unrealized gain (loss)	(20,149,396)

Net increase (decrease) in net assets resulting from operations	$(6,982,894)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20                         Invesco Core Bond Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2021 and the year ended October 31, 2020

(Unaudited)

	April 30, 2021	October 31, 2020

Operations:
Net investment income	$13,166,502	$41,650,219

Net realized gain (loss)	(8,417,159)	120,595,816

Change in net unrealized appreciation (depreciation)	(11,732,237)	(19,829,722)

Net increase (decrease) in net assets resulting from operations	(6,982,894)	142,416,313

Distributions to shareholders from distributable earnings:
Class A	(18,920,118)	(45,423,372)

Class C	(1,944,558)	(5,272,451)

Class R	(1,800,342)	(4,539,639)

Class Y	(16,872,532)	(35,631,087)

Class R5	(449)	(1,300)

Class R6	(7,074,748)	(47,374,186)

Total distributions from distributable earnings	(46,612,747)	(138,242,035)

Share transactions–net:
Class A	42,999,281	202,087,982

Class C	(14,896,312)	19,992,295

Class R	2,543,149	20,481,858

Class Y	82,027,741	94,194,446

Class R5	-	(1,500)

Class R6	32,591,991	(710,966,085)

Net increase (decrease) in net assets resulting from share transactions	145,265,850	(374,211,004)

Net increase (decrease) in net assets	91,670,209	(370,036,726)

Net assets:
Beginning of period	1,823,769,250	2,193,805,976

End of period	$1,915,439,459	$1,823,769,250

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21                         Invesco Core Bond Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed(c)		Ratio of net investment income to average net assets		Portfolio turnover (d) (e)
Class A
Six months ended 04/30/21	$7.05	$0.04	$(0.07)	$(0.03)	$(0.05)	$(0.12)	$(0.17)	$6.85	(0.45	)%(f)	$784,558	0.73	%(f)(g)	0.77	%(f)(g)	1.28	(f)(g)	259%
Year ended 10/31/20	7.03	0.14	0.37	0.51	(0.15)	(0.34)	(0.49)	7.05	7.36	(f)	763,731	0.74	(f)	0.80	(f)	1.98	(f)	397
Ten months ended 10/31/19	6.57	0.17	0.46	0.63	(0.17)	–	(0.17)	7.03	9.73		563,054	0.75	(h)	0.81	(h)	2.95	(h)	86
Year ended 12/31/18	6.86	0.21	(0.29)	(0.08)	(0.21)	–	(0.21)	6.57	(1.12)		478,723	0.75		0.80		3.18		64
Year ended 12/31/17	6.76	0.18	0.11	0.29	(0.19)	–	(0.19)	6.86	4.29		561,713	0.77		0.87		2.62		86
Year ended 12/31/16	6.74	0.17	0.02	0.19	(0.17)	–	(0.17)	6.76	2.75		610,368	0.85		0.94		2.41		80
Year ended 12/31/15	6.92	0.21	(0.17)	0.04	(0.22)	–	(0.22)	6.74	0.51		508,179	0.85		0.95		3.02		85
Class C
Six months ended 04/30/21	7.05	0.02	(0.07)	(0.05)	(0.02)	(0.12)	(0.14)	6.86	(0.71)		77,624	1.51	(g)	1.53	(g)	0.50	(g)	259
Year ended 10/31/20	7.03	0.08	0.37	0.45	(0.09)	(0.34)	(0.43)	7.05	6.51		94,978	1.55		1.56		1.17		397
Ten months ended 10/31/19	6.58	0.12	0.46	0.58	(0.13)	–	(0.13)	7.03	8.85		75,026	1.54	(h)	1.56	(h)	2.15	(h)	86
Year ended 12/31/18	6.87	0.16	(0.29)	(0.13)	(0.16)	–	(0.16)	6.58	(1.90)		91,596	1.55		1.55		2.38		64
Year ended 12/31/17	6.77	0.12	0.11	0.23	(0.13)	–	(0.13)	6.87	3.43		109,888	1.60		1.63		1.79		86
Year ended 12/31/16	6.75	0.11	0.02	0.13	(0.11)	–	(0.11)	6.77	1.92		127,465	1.65		1.69		1.60		80
Year ended 12/31/15	6.93	0.15	(0.17)	(0.02)	(0.16)	–	(0.16)	6.75	(0.30)		123,612	1.65		1.71		2.20		85
Class R
Six months ended 04/30/21	7.04	0.03	(0.06)	(0.03)	(0.04)	(0.12)	(0.16)	6.85	(0.45)		79,158	1.01	(g)	1.03	(g)	1.00	(g)	259
Year ended 10/31/20	7.03	0.12	0.36	0.48	(0.13)	(0.34)	(0.47)	7.04	6.90		78,849	1.04		1.06		1.68		397
Ten months ended 10/31/19	6.57	0.15	0.47	0.62	(0.16)	–	(0.16)	7.03	9.47		58,568	1.05	(h)	1.07	(h)	2.66	(h)	86
Year ended 12/31/18	6.86	0.19	(0.29)	(0.10)	(0.19)	–	(0.19)	6.57	(1.41)		52,539	1.05		1.05		2.88		64
Year ended 12/31/17	6.76	0.16	0.10	0.26	(0.16)	–	(0.16)	6.86	3.95		61,691	1.10		1.12		2.29		86
Year ended 12/31/16	6.74	0.14	0.02	0.16	(0.14)	–	(0.14)	6.76	2.43		63,752	1.15		1.19		2.09		80
Year ended 12/31/15	6.92	0.19	(0.17)	0.02	(0.20)	–	(0.20)	6.74	0.20		46,588	1.15		1.20		2.70		85
Class Y
Six months ended 04/30/21	7.00	0.05	(0.06)	(0.01)	(0.06)	(0.12)	(0.18)	6.81	(0.17)		685,523	0.43	(g)	0.53	(g)	1.58	(g)	259
Year ended 10/31/20	6.99	0.16	0.36	0.52	(0.17)	(0.34)	(0.51)	7.00	7.56		622,504	0.44		0.56		2.28		397
Ten months ended 10/31/19	6.53	0.18	0.47	0.65	(0.19)	–	(0.19)	6.99	10.05		528,791	0.45	(h)	0.56	(h)	3.25	(h)	86
Year ended 12/31/18	6.82	0.23	(0.29)	(0.06)	(0.23)	–	(0.23)	6.53	(0.84)		413,373	0.45		0.55		3.48		64
Year ended 12/31/17	6.72	0.20	0.11	0.31	(0.21)	–	(0.21)	6.82	4.60		343,689	0.48		0.62		2.93		86
Year ended 12/31/16	6.70	0.18	0.02	0.20	(0.18)	–	(0.18)	6.72	3.01		177,047	0.60		0.69		2.64		80
Year ended 12/31/15	6.88	0.22	(0.17)	0.05	(0.23)	–	(0.23)	6.70	0.75		86,801	0.60		0.70		3.25		85
Class R5
Six months ended 04/30/21	7.05	0.06	(0.08)	(0.02)	(0.06)	(0.12)	(0.18)	6.85	(0.29)		17	0.40	(g)	0.42	(g)	1.61	(g)	259
Year ended 10/31/20	7.03	0.16	0.37	0.53	(0.17)	(0.34)	(0.51)	7.05	7.71		17	0.43		0.44		2.29		397
Period ended 10/31/19(i)	6.81	0.10	0.21	0.31	(0.09)	–	(0.09)	7.03	4.60		19	0.40	(h)	0.41	(h)	3.29	(h)	86
Class R6
Six months ended 04/30/21	7.04	0.06	(0.07)	(0.01)	(0.06)	(0.12)	(0.18)	6.85	(0.14)		288,560	0.38	(g)	0.40	(g)	1.63	(g)	259
Year ended 10/31/20	7.02	0.17	0.36	0.53	(0.17)	(0.34)	(0.51)	7.04	7.76		263,690	0.38		0.39		2.34		397
Ten months ended 10/31/19	6.57	0.19	0.45	0.64	(0.19)	–	(0.19)	7.02	9.91		968,348	0.38	(h)	0.39	(h)	3.31	(h)	86
Year ended 12/31/18	6.86	0.23	(0.28)	(0.05)	(0.24)	–	(0.24)	6.57	(0.77)		902,457	0.40		0.41		3.53		64
Year ended 12/31/17	6.75	0.20	0.12	0.32	(0.21)	–	(0.21)	6.86	4.81		993,755	0.42		0.43		2.98		86
Year ended 12/31/16	6.74	0.19	0.01	0.20	(0.19)	–	(0.19)	6.75	2.96		614,674	0.49		0.50		2.77		80
Year ended 12/31/15	6.92	0.23	(0.17)	0.06	(0.24)	–	(0.24)	6.74	0.85		598,204	0.50		0.51		3.35		85

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)

Does not include indirect expenses from affiliated fund fees and expenses of 0.01%, 0.00%, 0.00%, 0.01% and 0.01% for the ten months ended October 31, 2019 and for the years end December 31, 2018, 2017, 2016 and 2015, respectively.

(d)

The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities of $7,090,795,832 and $7,321,457,192, $10,593,719,030 and $10,775,658,902, $9,083,844,819 and $8,679,566,809, $7,572,160,629 and $7,520,146,688 and $6,548,843,476 and $6,610,174,477 for ten months ended October 31, 2019 and for the years ended December 31, 2018, 2017, 2016 and 2015, respectively.

(e)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(f)

The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.24% for the six months ended April 30, 2021 and the year ended October 31, 2020, respectively.

(g)

Ratios are annualized and based on average daily net assets (000’s omitted) of $788,355, $87,866, $79,845, $672,479, $17 and $277,253 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

(h)	Annualized.
(i)	Commencement date after the close of business on May 24, 2019.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22                         Invesco Core Bond Fund

Notes to Financial Statements

April 30, 2021

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Core Bond Fund (the “Fund”) is a series portfolio of AIM Investment Funds (Invesco Investment Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is to seek total return.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for ten years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the tenth anniversary after a purchase of Class C shares. Effective November 30, 2020, the automatic conversion pursuant to the Conversion Feature changed from ten years to eight years. The first conversion of Class C shares to Class A shares occurred at the end of December 2020 for all Class C shares that were held for more than eight years as of November 30, 2020.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses

23                         Invesco Core Bond Fund

on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Purchased on a When-Issued and Delayed Delivery Basis – The Fund may purchase and sell interests in corporate loans and corporate debt securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.

J.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

K.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement

24                         Invesco Core Bond Fund

based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

L.

Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties (“Counterparties”) to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

M.

Dollar Rolls and Forward Commitment Transactions - The Fund may enter into dollar roll transactions to enhance the Fund’s performance. The Fund executes its dollar roll transactions in the to be announced (“TBA”) market whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by the sale of the security with a simultaneous agreement to repurchase at a future date.

The Fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. These transactions increase the Fund’s portfolio turnover rate. The Fund will segregate liquid assets in an amount equal to its dollar roll commitments.

Dollar roll transactions involve the risk that a Counterparty to the transaction may fail to complete the transaction. If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price. Dollar roll transactions also involve the risk that the value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement. Dollar roll transactions covered in this manner are not treated as senior securities for purposes of a Fund’s fundamental investment limitation on borrowings.

N.

LIBOR Risk - The Fund may invest in financial instruments that utilize LIBOR as the reference or benchmark rate for variable interest rate calculations. On July 27, 2017, the head of the United Kingdom’s Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. Although many LIBOR rates will be phased out at the end of 2021 as originally intended, a selection of widely used USD LIBOR rates will continue to be published until June 2023 in order to assist with the transition. There remains uncertainty regarding the effect of the LIBOR transition process and therefore any impact of a transition away from LIBOR on the Fund or the instruments in which the Fund invests cannot yet be determined. There is no assurance that the composition or characteristics of any alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. Any such effects of the transition away from LIBOR and the adoption of alternative reference rates could result in losses to the Fund.

O.

COVID-19 Risk - The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations and supply chains, layoffs, lower consumer demand, and defaults, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally.

The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

P.	Other Risks - Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
Q.

Leverage Risk – Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.

R.

Collateral –To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets*	Rate
Up to $500 million	0.400%
Next $500 million	0.350%
Next $4 billion	0.330%
Over $5 billion	0.310%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.

For the six months ended April 30, 2021, the effective advisory fee rate incurred by the Fund was 0.34%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.

25                         Invesco Core Bond Fund

The Adviser has contractually agreed, through May 31, 2021, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 0.75%, 1.56%, 1.05%, 0.45%, 0.45% and 0.40%, respectively, of the Fund’s average daily net assets (the “expense limits”). Effective June 1, 2021, through at least February 28, 2022, the Adviser has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses after fee waivers and/or expense reimbursements of Class A, Class C, Class R, Class Y, Class R5 and Class R6 to 0.70%, 1.45%, 0.95%, 0.45%, 0.45% and 0.45%, respectively of the Fund’s average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on February 28, 2022. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waivers without approval of the Board of Trustees. To the extent that the annualized expense ratio does not exceed the expense limits, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

The Adviser has contractually agreed, through at least June 30, 2023, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended April 30, 2021, the Adviser waived advisory fees of $233,493 and reimbursed class level expenses of $83,256, $0, $0, $254,245, $0 and $5,540 of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2021, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2021, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund pursuant to the Class C and Class R Plan, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2021, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2021, IDI advised the Fund that IDI retained $51,012 in front-end sales commissions from the sale of Class A shares and $7,317 and $5,319 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

26                         Invesco Core Bond Fund

	Level 1	Level 2	Level 3	Total

Investments in Securities

U.S. Dollar Denominated Bonds & Notes	$–	$699,978,584	$–	$699,978,584

U.S. Government Sponsored Agency Mortgage-Backed Securities	–	448,107,184	–	448,107,184

Asset-Backed Securities	–	388,793,627	–	388,793,627

U.S. Treasury Securities	–	269,948,057	–	269,948,057

Preferred Stocks	–	13,157,164	–	13,157,164

Agency Credit Risk Transfer Notes	–	6,709,854	–	6,709,854

Municipal Obligations	–	4,961,343	–	4,961,343

Money Market Funds	497,908,749	–	–	497,908,749

Total Investments in Securities	497,908,749	1,831,655,813	–	2,329,564,562

Other Investments - Assets*

Futures Contracts	4,307,448	–	–	4,307,448

Other Investments - Liabilities*

Futures Contracts	(1,650,465)	–	–	(1,650,465)

Total Other Investments	2,656,983	–	–	2,656,983

Total Investments	$500,565,732	$1,831,655,813	$–	$2,332,221,545

*	Unrealized appreciation (depreciation).

NOTE 4–Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of April 30, 2021:

Value
Derivative Assets	Interest Rate Risk

Unrealized appreciation on futures contracts – Exchange-Traded(a)	$4,307,448

Derivatives not subject to master netting agreements	(4,307,448)

Total Derivative Assets subject to master netting agreements	$-

Value
Derivative Liabilities	Interest Rate Risk

Unrealized depreciation on futures contracts – Exchange-Traded(a)	$(1,650,465)

Derivatives not subject to master netting agreements	1,650,465

Total Derivative Liabilities subject to master netting agreements	$-

(a)	The daily variation margin receivable at period-end is recorded in the Statement of Assets and Liabilities.

Effect of Derivative Investments for the six months ended April 30, 2021

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain on Statement of Operations
Interest Rate Risk

Realized Gain:
Futures contracts	$2,253,933

Change in Net Unrealized Appreciation:
Futures contracts	3,709,830

Total	$5,963,763

27                         Invesco Core Bond Fund

The table below summarizes the average notional value of derivatives held during the period.

Futures Contracts

Average notional value	$888,805,256

NOTE 5–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2021, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $2,539.

NOTE 6–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 8–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of October 31, 2020.

NOTE 9–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2021 was $639,321,669 and $579,996,555, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$41,337,476
Aggregate unrealized (depreciation) of investments	(22,926,875)
Net unrealized appreciation of investments	$18,410,601

Cost of investments for tax purposes is $2,313,810,944.

NOTE 10–Share Information

	Summary of Share Activity

	Six months ended April 30, 2021(a)		Year ended October 31, 2020
	Shares	Amount	Shares	Amount

Sold:
Class A	17,807,129	$124,044,558	44,725,365	$318,388,852

Class C	2,002,898	14,021,457	7,112,457	50,607,917

Class R	2,417,974	16,802,526	5,128,843	36,499,181

Class Y	35,203,279	243,191,178	81,574,428	578,614,357

Class R6	12,373,183	85,854,744	28,385,347	201,331,387

Issued as reinvestment of dividends:
Class A	2,518,335	17,587,226	5,929,551	42,118,585

Class C	259,339	1,816,317	683,061	4,850,681

Class R	256,728	1,793,307	635,007	4,504,597

Class Y	1,962,170	13,617,535	4,254,539	30,004,623

Class R5	-	-	19	136

Class R6	789,174	5,508,150	5,671,283	40,277,639

28                         Invesco Core Bond Fund

		Summary of Share Activity

	Six months ended April 30, 2021(a)		Year ended October 31, 2020
	Shares	Amount	Shares	Amount

Automatic conversion of Class C shares to Class A shares:
Class A	2,300,653	$16,056,783	1,416,636	$10,072,026

Class C	(2,297,661)	(16,056,783)	(1,416,066)	(10,072,026)

Reacquired:
Class A	(16,524,911)	(114,689,286)	(23,777,767)	(168,491,481)

Class C	(2,116,092)	(14,677,303)	(3,573,468)	(25,394,277)

Class R	(2,313,931)	(16,052,684)	(2,901,734)	(20,521,920)

Class Y	(25,392,885)	(174,780,972)	(72,614,369)	(514,424,534)

Class R5	-	-	(223)	(1,636)

Class R6	(8,473,780)	(58,770,903)	(134,489,423)	(952,575,111)

Net increase (decrease) in share activity	20,771,602	$145,265,850	(53,256,514)	$(374,211,004)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 31% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

29                         Invesco Core Bond Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2020 through April 30, 2021.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by the Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (11/01/20)	Ending Account Value (04/30/21)[1]	Expenses Paid During Period[2,3]	Ending Account Value (04/30/21)[4]	Expenses Paid During Period	Annualized Expense Ratio
Class A	$1,000.00	$995.50	$3.61	$1,021.17	$3.66	0.73%
Class C	1,000.00	992.90	7.46	1,017.31	7.55	1.51
Class R	1,000.00	995.50	5.00	1,019.79	5.06	1.01
Class Y	1,000.00	998.30	2.13	1,022.66	2.16	0.43
Class R5	1,000.00	997.10	1.98	1,022.81	2.01	0.40
Class R6	1,000.00	998.60	1.88	1,022.91	1.91	0.38

[1]

The actual ending account value is based on the actual total return of the Fund for the period November 1, 2020 through April 30, 2021, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]

Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year. Effective June 1, 2021, the Adviser has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 0.70%, 1.45%, 0.95%, 0.45%, 0.45%, and 0.45% of average daily net assets, respectively. The annualized expense ratios restated as if these agreements had been in effect throughout the entire most recent fiscal half year are 0.68%, 1.43%, 0.93%, 0.43%, 0.40%, and 0.38% for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

[3]

The actual expenses paid restated as if the changes discussed above had been in effect throughout the entire most recent half year are $3.36, $7.07, $4.60, $2.13, $1.98 and $1.88 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

[4]

The hypothetical expenses paid restated as if the changes discussed above had been in effect throughout the entire most recent half year are $3.41, $7.15, $4.66, $2.16, $2.01 and $1.91 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

30                         Invesco Core Bond Fund

(This page intentionally left blank)

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

∎ Daily confirmations

∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each fiscal year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-03826 and 033-19338	Invesco Distributors, Inc.	O-TRB-SAR-1

Semiannual Report to Shareholders	April 30, 2021

Invesco Developing Markets Fund
Nasdaq:
A: ODMAX ∎ C: ODVCX ∎ R: ODVNX ∎ Y: ODVYX ∎ R5: DVMFX ∎ R6: ODVIX

2	Fund Performance
4	Liquidity Risk Management Program
5	Consolidated Schedule of Investments
9	Consolidated Financial Statements
12	Consolidated Financial Highlights
13	Notes to Consolidated Financial Statements
19	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 10/31/20 to 4/30/21, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	23.32%
Class C Shares	22.87
Class R Shares	23.14
Class Y Shares	23.46
Class R5 Shares	23.50
Class R6 Shares	23.55
MSCI Emerging Markets Index▼	22.95
Source(s): ▼RIMES Technologies Corp.

The MSCI Emerging Markets Index is an unmanaged index considered representative of stocks of developing countries. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

    Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2                      Invesco Developing Markets Fund

Average Annual Total Returns
As of 4/30/21, including maximum applicable sales charges

Class A Shares
Inception (11/18/96)	11.66%
10 Years	4.46
5 Years	11.99
1 Year	38.28

Class C Shares
Inception (11/18/96)	11.63%
10 Years	4.44
5 Years	12.41
1 Year	44.21

Class R Shares
Inception (3/1/01)	11.23%
10 Years	4.76
5 Years	12.97
1 Year	45.94

Class Y Shares
Inception (9/7/05)	9.56%
10 Years	5.34
5 Years	13.54
1 Year	46.69

Class R5 Shares
10 Years	5.12%
5 Years	13.40
1 Year	46.77

Class R6 Shares
Inception (12/29/11)	8.49%
5 Years	13.73
1 Year	46.90

Effective May 24, 2019, Class A, Class C, Class R, Class Y and Class I shares of the Oppenheimer Developing Markets Fund, (the predecessor fund), were reorganized into Class A, Class C, Class R, Class Y and Class R6 shares, respectively, of the Invesco Oppenheimer Developing Markets Fund. Note: The Fund was subsequently renamed the Invesco Developing Markets Fund (the Fund). Returns shown above, for periods ending on or prior to May 24, 2019, for Class A, Class C, Class R, Class Y and Class R6 shares are those for Class A, Class C, Class R, Class Y and Class I shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

    Class R5 shares incepted on May 24, 2019. Performance shown on and prior to that date is that of the predecessor fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3                      Invesco Developing Markets Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 22-24, 2021, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2020 through December 31, 2020 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the coronavirus pandemic on the Fund and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

4                         Invesco Developing Markets Fund

Consolidated Schedule of Investments

April 30, 2021

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–92.60%
Brazil–5.65%
Ambev S.A.	82,325,224	$226,422,593
B3 S.A. - Brasil, Bolsa, Balcao	32,643,660	309,486,932
Banco Bradesco S.A., Preference Shares	63,263,090	277,763,404
Lojas Americanas S.A., Preference Shares(a)	139,258,013	534,774,560
Lojas Renner S.A.	11,576,000	86,094,642
Pagseguro Digital Ltd., Class A(a)(b)	3,678,382	168,249,193
Vale S.A., ADR	66,014,168	1,328,205,060
		2,930,996,384

Chile–0.62%
Falabella S.A.	70,791,845	319,730,168

China–32.12%
Alibaba Group Holding Ltd.(b)	449,700	12,990,738
Alibaba Group Holding Ltd., ADR(b)	2,980,190	688,274,881
BeiGene Ltd., ADR(b)	1,569,659	539,240,653
Blue Moon Group Holdings Ltd.(b)(c)	53,774,239	75,282,059
Budweiser Brewing Co. APAC Ltd.(c)	102,501,300	323,643,729
Contemporary Amperex Technology Co. Ltd., A Shares	1,070,000	63,924,144
Gree Electric Appliances, Inc. of Zhuhai, A Shares	19,895,963	184,041,273
Hansoh Pharmaceutical Group Co. Ltd.(b)(c)	9,442,000	40,642,418
Huazhu Group Ltd., ADR(a)(b)	31,576,057	1,861,724,321
Innovent Biologics, Inc.(b)(c)	21,284,500	230,261,011
Jiangsu Hengrui Medicine Co. Ltd., A Shares	22,489,599	291,856,025
Kuaishou Technology(b)(c)	12,914,700	415,401,860
Meituan, B Shares(b)(c)	29,440,200	1,120,932,874
NetEase, Inc., ADR	7,027,561	787,508,486
New Horizon Health Ltd.(b)(c)	10,340,000	91,418,495
New Oriental Education & Technology Group, Inc., ADR(b)	45,866,157	699,917,556
OneConnect Financial Technology Co. Ltd., ADR(b)	16,476,206	242,859,276
Pinduoduo, Inc., ADR(b)	2,763,061	370,056,760
Ping An Insurance (Group) Co. of China Ltd., A Shares	74,360,660	832,645,145
Remegen Co. Ltd., H Shares(b)(c)	5,126,792	67,612,429
Sunny Optical Technology Group Co. Ltd.	2,022,900	48,812,311
TAL Education Group, ADR(b)	6,005,453	342,010,548
Tencent Holdings Ltd.	43,562,258	3,483,807,113
Tencent Music Entertainment Group, ADR(b)	14,191,924	247,223,316
Wuxi Biologics Cayman, Inc.(b)(c)	53,826,500	755,013,448
Yum China Holdings, Inc.(a)	27,413,432	1,724,853,141
Zai Lab Ltd., ADR(b)	162,225	26,963,417
ZTO Express Cayman, Inc.	2,232,932	71,119,955
ZTO Express Cayman, Inc., ADR(a)	31,747,114	1,020,987,186
		16,661,024,568

	Shares	Value
Colombia–0.32%
Grupo Aval Acciones y Valores S.A., ADR(a)	27,986,209	$165,678,357

Egypt–0.59%
Commercial International Bank Egypt S.A.E.(a)	82,133,582	305,561,182

France–5.31%
Kering S.A.	2,662,463	2,132,777,152
LVMH Moet Hennessy Louis Vuitton SE	32,612	24,545,446
Pernod Ricard S.A.	2,912,165	597,545,788
		2,754,868,386

Hong Kong–3.74%
AIA Group Ltd.	152,458,200	1,938,104,949

India–12.98%
Godrej Properties Ltd.(b)	6,430,810	118,723,692
Havells India Ltd.	3,262,977	43,562,825
HDFC Bank Ltd.(b)	12,406,640	236,182,336
Housing Development Finance Corp. Ltd.	70,297,956	2,294,051,656
Infosys Ltd.	34,486,788	630,074,816
Kotak Mahindra Bank Ltd.(b)	67,195,690	1,585,566,014
Oberoi Realty Ltd.(a)(b)	26,073,650	192,507,749
Tata Consultancy Services Ltd.	29,442,588	1,205,670,826
Zee Entertainment Enterprises Ltd.(a)	171,668,476	428,827,591
		6,735,167,505

Indonesia–1.05%
PT Bank Central Asia Tbk	165,824,600	366,873,812
PT Bank Rakyat Indonesia (Persero) Tbk	81,921,500	22,945,332
PT Indocement Tunggal Prakarsa Tbk	103,121,518	91,673,131
PT Semen Indonesia (Persero) Tbk	90,584,700	65,284,314
		546,776,589

Italy–1.65%
Moncler S.p.A.(b)	3,073,083	188,897,639
PRADA S.p.A.(b)	107,019,010	665,591,298
		854,488,937

Mexico–5.39%
Alsea S.A.B. de C.V.(a)	74,445,337	121,092,652
Fomento Economico Mexicano, S.A.B. de C.V., ADR	2,191,596	169,848,690
Fomento Economico Mexicano, S.A.B. de C.V., Series CPO(a)	96,200,378	745,069,719
Grupo Aeroportuario del Sureste S.A.B. de C.V., Class B(b)	12,423,752	210,124,978
Grupo Mexico S.A.B. de C.V., Class B	230,076,096	1,040,038,906
Wal-Mart de Mexico S.A.B. de C.V.,
Series V	155,601,845	509,352,734
		2,795,527,679

Peru–0.51%
Credicorp Ltd.	2,216,112	264,603,773

Philippines–2.05%
Ayala Land, Inc.	481,408,400	321,939,383

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

5                         Invesco Developing Markets Fund

	Shares	Value
Philippines–(continued)
SM Investments Corp.	28,284,992	$ 564,575,213
SM Prime Holdings, Inc.	249,314,539	178,292,961
		1,064,807,557

Poland–0.21%
InPost S.A.(b)	5,645,052	107,594,586

Russia–7.06%
Novatek PJSC, GDR(c)	9,488,480	1,707,606,411
Polyus PJSC(b)	1,342,020	247,528,947
Polyus PJSC, GDR(c)	1,319,684	121,907,261
Sberbank of Russia PJSC	26,822,555	106,205,677
Yandex N.V., Class A(a)(b)	22,554,296	1,478,434,103
		3,661,682,399

South Africa–0.57%
FirstRand Ltd.	84,434,520	297,013,557

South Korea–2.56%
Samsung Biologics Co. Ltd.(b)(c)	1,075,328	775,749,192
Samsung Electronics Co. Ltd.	7,547,920	551,543,974
		1,327,293,166

Switzerland–1.70%
Cie Financiere Richemont S.A.	8,546,672	876,984,173
Cie Financiere Richemont S.A., Wts., expiring 11/22/2023(b)	15,598,668	6,661,353
		883,645,526

Taiwan–7.73%
Taiwan Semiconductor Manufacturing Co. Ltd.	185,180,429	4,012,824,693

Turkey–0.42%
Akbank T.A.S.	239,848,228	141,443,226
Turkiye Garanti Bankasi A.S.	89,208,053	77,647,164
		219,090,390

United Kingdom–0.37%
Prudential PLC	9,109,665	192,963,140
Total Common Stocks & Other Equity Interests (Cost $29,048,860,472)		48,039,443,491

Preferred Stocks–3.96%
Cayman Islands–0.14%
NU Holdings Ltd., (Acquired 01/27/2021; Cost $6,810,410)(c)(d)(e)	200,204	6,810,410
NU Holdings Ltd., (Acquired 01/27/2021; Cost $5,743,150)(c)(d)(e)	168,830	5,743,150
NU Holdings Ltd., Series A (Acquired 01/27/2021; Cost $8,911,015)(c)(d)(e)	261,955	8,911,015

	Shares	Value

Cayman Islands–(continued)
NU Holdings Ltd., Series B (Acquired 01/27/2021; Cost $510,192)(c)(d)(e)	14,998	$510,192

NU Holdings Ltd., Series D (Acquired 01/27/2021; Cost $271,118)(c)(d)(e)	7,970	271,118

NU Holdings Ltd., Series G (Acquired 01/28/2021; Cost $52,173,910)(c)(d)(e)	1,533,744	52,173,910

NU Holdings Ltd., Series S (Acquired 01/27/2021; Cost $580,200)(c)(d)(e)	17,056	580,200

		74,999,995

China–0.56%
Xiaoju Kuaizhi, Inc., Series A-15, Pfd. (Acquired 05/20/2019; Cost $99,999,984)(d)(e)	2,083,333	106,108,525

Xiaoju Kuaizhi, Inc., Series A-18, Pfd. (Acquired 05/20/2019; Cost $99,999,991)(d)(e)	2,615,945	133,235,572

Xiaoju Kuaizhi, Inc., Series B-2, Pfd. (Acquired 05/20/2019; Cost $49,999,992)(d)(e)	981,699	49,999,992

		289,344,089

India–0.01%
Zee Entertainment Enterprises Ltd., 6.00%, Pfd.(a)	189,591,305	4,914,311

Singapore–3.15%
Grab Holdings, Inc., Class H, Pfd. (Acquired 06/18/2019; Cost $1,319,169)(a)(d)(e)	104,679,791	1,634,270,946

United States–0.10%
Brii Biosciences Ltd., (Acquired 02/26/2021; Cost $49,999,998)(d)(e)	10,824,619	50,268,448

Total Preferred Stocks (Cost $1,020,131,043)		2,053,797,789

Money Market Funds–3.56%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(a)(f)	646,567,621	646,567,621

Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(a)(f)	461,606,454	461,791,097

Invesco Treasury Portfolio, Institutional Class, 0.01%(a)(f)	738,934,424	738,934,424

Total Money Market Funds (Cost $1,847,287,166)		1,847,293,142

TOTAL INVESTMENTS IN SECURITIES–100.12% (Cost $31,916,278,681)		51,940,534,422

OTHER ASSETS LESS LIABILITIES–(0.12)%		(62,051,538)

NET ASSETS–100.00%		$51,878,482,884

Investment Abbreviations:

ADR – American Depositary Receipt

CPO – Certificates of Ordinary Participation

GDR – Global Depositary Receipt

Pfd. – Preferred

Wts. – Warrants

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

6                         Invesco Developing Markets Fund

Notes to Consolidated Schedule of Investments:

(a)

Affiliated issuer. The issuer is affiliated by having an investment adviser that is under common control of Invesco Ltd. and/or the Investment Company Act of 1940, as amended (the “1940 Act”), defines “affiliated person” to include an issuer of which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2021.

	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$407,757,469	$2,108,962,445	$(1,870,152,293)	$-	$-	$646,567,621	$56,434
Invesco Liquid Assets Portfolio, Institutional Class	291,207,617	1,506,401,747	(1,335,823,066)	33,126	(28,327)	461,791,097	57,132
Invesco Treasury Portfolio, Institutional Class	466,008,536	2,410,242,794	(2,137,316,906)	-	-	738,934,424	25,748
Investments in Other Affiliates:
Alsea S.A.B. de C.V.	64,051,453	-	-	57,041,199	-	121,092,652	-
Commercial International Bank Egypt S.A.E.	305,134,981	15,093,163	-	(14,666,962)	-	305,561,182	-
Fomento Economico Mexicano, S.A.B. de C.V., Series CPO*	601,652,947	-	(120,741,629)	294,523,544	(30,365,143)	745,069,719	8,199,002
Grab Holdings, Inc., Class H, Pfd.	645,131,084	-	-	989,139,862	-	1,634,270,946	-
Grupo Aval Acciones y Valores S.A., ADR	127,057,389	-	-	38,620,968	-	165,678,357	4,149,060
Huazhu Group Ltd., ADR	1,259,926,511	-	(12,062,513)	610,807,954	3,052,369	1,861,724,321	-
Lojas Americanas S.A., Preference Shares	504,549,989	65,413,467	-	(35,188,896)	-	534,774,560	4,815,714
Oberoi Realty Ltd.	155,798,345	-	-	36,709,404	-	192,507,749	-
Pagseguro Digital Ltd., Class A*	354,897,560	-	(325,844,323)	(1,567,469)	140,763,425	168,249,193	-
Yandex N.V., Class A	1,255,511,776	50,623,367	-	172,298,960	-	1,478,434,103	-
Yum China Holdings, Inc.	1,607,665,129	-	(166,026,813)	255,502,496	27,712,329	1,724,853,141	6,913,880
Zee Entertainment Enterprises Ltd.	434,835,076	-	-	(6,007,485)	-	428,827,591	-
Zee Entertainment Enterprises Ltd., Pfd.*	9,312,314	-	-	(4,398,003)	-	4,914,311	4,558,857
ZTO Express Cayman, Inc., ADR	978,260,472	-	(64,733,110)	89,419,220	18,040,604	1,020,987,186	8,101,536
Total	$9,468,758,648	$6,156,736,983	$(6,032,700,653)	$2,482,267,918	$159,175,257	$12,234,238,153	$36,877,363

*	At April 30, 2021, this security was no longer an affiliate of the Fund.
(b)	Non-income producing security.
(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2021 was $5,800,471,182, which represented 11.18% of the Fund’s Net Assets.

(d)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(e)

Restricted security. The aggregate value of these securities at April 30, 2021 was $2,048,883,478, which represented 3.95% of the Fund’s Net Assets. (f) The rate shown is the 7-day SEC standardized yield as of April 30, 2021.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

7                         Invesco Developing Markets Fund

Portfolio Composition

By sector, based on Net Assets

as of April 30, 2021

Consumer Discretionary	26.77%
Financials	18.29
Information Technology	13.22
Communication Services	13.20
Materials	5.58
Health Care	5.53
Consumer Staples	5.10
Industrials	4.01
Energy	3.29
Real Estate	1.57
Money Market Funds Plus Other Assets Less Liabilities	3.44

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

8                         Invesco Developing Markets Fund

Consolidated Statement of Assets and Liabilities

April 30, 2021

(Unaudited)

Assets:

Investments in securities, at value (Cost $24,114,683,630)	$40,624,529,492
Investments in affiliates, at value (Cost $7,801,595,051)	11,316,004,930
Cash	3,128,056
Foreign currencies, at value (Cost $279,692,445)	281,674,981
Receivable for:
Investments sold	15,623,040
Fund shares sold	46,831,141
Dividends	9,915,893
Investment for trustee deferred compensation and retirement plans	1,536,930
Other assets	315,026
Total assets	52,299,559,489

Liabilities:
Payable for:
Investments purchased	109,759,593
Fund shares reacquired	35,304,641
Accrued foreign taxes	245,352,050
Accrued fees to affiliates	13,790,768
Accrued trustees’ and officers’ fees and benefits	268,915
Accrued other operating expenses	15,063,708
Trustee deferred compensation and retirement plans	1,536,930
Total liabilities	421,076,605
Net assets applicable to shares outstanding	$51,878,482,884

Net assets consist of:
Shares of beneficial interest	$30,078,807,287
Distributable earnings	21,799,675,597
$51,878,482,884

Net Assets:

Class A	$4,991,465,424
Class C	$86,651,579
Class R	$429,596,626
Class Y	$23,463,220,385
Class R5	$10,795,038
Class R6	$22,896,753,832

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	88,298,942
Class C	1,674,531
Class R	7,944,038
Class Y	421,272,636
Class R5	191,183
Class R6	410,979,038
Class A:
Net asset value per share	$56.53
Maximum offering price per share (Net asset value of $56.53 ÷ 94.50%)	$59.82
Class C:
Net asset value and offering price per share	$51.75
Class R:
Net asset value and offering price per share	$54.08
Class Y:
Net asset value and offering price per share	$55.70
Class R5:
Net asset value and offering price per share	$56.46
Class R6:
Net asset value and offering price per share	$55.71

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

9                         Invesco Developing Markets Fund

Consolidated Statement of Operations

For the six months ended April 30, 2021

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $19,954,746)	$173,167,472

Dividends from affiliates (net of foreign withholding taxes of $4,686,669)	36,877,363

Total investment income	210,044,835

Expenses:
Advisory fees	181,309,169

Administrative services fees	3,479,682

Custodian fees	7,116,970

Distribution fees:
Class A	5,981,734

Class C	765,174

Class R	1,081,493

Transfer agent fees — A, C, R and Y	21,190,097

Transfer agent fees — R5	7,315

Transfer agent fees — R6	316,329

Trustees’ and officers’ fees and benefits	252,035

Registration and filing fees	219,609

Reports to shareholders	1,278,901

Professional services fees	242,903

Other	476,877

Total expenses	223,718,288

Less: Fees waived and/or expense offset arrangement(s)	(493,909)

Net expenses	223,224,379

Net investment income (loss)	(13,179,544)

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities (net of foreign taxes of $19,318,738)	2,462,473,630

Affiliated investment securities	159,175,257

Foreign currencies	(8,131,503)

2,613,517,384

Change in net unrealized appreciation of:
Unaffiliated investment securities (net of foreign taxes of $138,391,003)	4,374,678,405

Affiliated investment securities	2,482,267,918

Foreign currencies	1,878,457

6,858,824,780

Net realized and unrealized gain	9,472,342,164

Net increase in net assets resulting from operations	$9,459,162,620

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

10                         Invesco Developing Markets Fund

Consolidated Statement of Changes in Net Assets

For the six months ended April 30, 2021 and the year ended October 31, 2020

(Unaudited)

	April 30,	October 31,
	2021	2020

Operations:
Net investment income (loss)	$(13,179,544)	$140,475,324

Net realized gain (loss)	2,613,517,384	(487,923,360)

Change in net unrealized appreciation	6,858,824,780	2,383,753,499

Net increase in net assets resulting from operations	9,459,162,620	2,036,305,463

Distributions to shareholders from distributable earnings:
Class A	–	(105,565,232)

Class C	–	(8,285,253)

Class R	–	(9,707,033)

Class Y	(48,200,650)	(489,453,379)

Class R5	(44,458)	(165,471)

Class R6	(70,287,712)	(464,803,857)

Total distributions from distributable earnings	(118,532,820)	(1,077,980,225)

Share transactions–net:
Class A	(99,906,758)	(839,577,635)

Class C	(181,103,579)	(177,523,936)

Class R	(45,621,769)	(94,929,873)

Class Y	745,391,738	(1,293,557,827)

Class R5	(5,804,814)	6,442,779

Class R6	1,926,108,200	(572,290,098)

Net increase (decrease) in net assets resulting from share transactions	2,339,063,018	(2,971,436,590)

Net increase (decrease) in net assets	11,679,692,818	(2,013,111,352)

Net assets:
Beginning of period	40,198,790,066	42,211,901,418

End of period	$51,878,482,884	$40,198,790,066

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

11                         Invesco Developing Markets Fund

Consolidated Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed(c)		Ratio of net investment income (loss) to average net assets		Portfolio turnover (d)
Class A
Six months ended 04/30/21	$45.84	$(0.09)	$10.78	$10.69	$-	$-	$-	$56.53	23.32%	$4,991,465	1.20	%(e)	1.20	%(e)	(0.33	)%(e)	22%
Year ended 10/31/20	44.28	0.04	2.50	2.54	(0.11)	(0.87)	(0.98)	45.84	5.75	4,130,292	1.22		1.22		0.08		30
Two months ended 10/31/19	42.05	0.06	2.17	2.23	-	-	-	44.28	5.30	4,881,008	1.24	(f)	1.24	(f)	0.80	(f)	7
Year ended 08/31/19	42.01	0.14	0.01	0.15	(0.11)	-	(0.11)	42.05	0.34	4,686,134	1.27		1.27		0.34		28
Year ended 08/31/18	41.49	0.06	0.59	0.65	(0.13)	-	(0.13)	42.01	1.59	5,277,791	1.29		1.29		0.13		36
Year ended 08/31/17	33.45	0.13	7.98	8.11	(0.07)	-	(0.07)	41.49	24.32	6,350,957	1.32		1.32		0.37		33
Year ended 08/31/16	30.06	0.12	3.40	3.52	(0.13)	-	(0.13)	33.45	11.74	6,574,857	1.32		1.32		0.38		18
Class C
Six months ended 04/30/21	42.11	(0.27)	9.91	9.64	-	-	-	51.75	22.89	86,652	1.95	(e)	1.95	(e)	(1.08	)(e)	22
Year ended 10/31/20	40.96	(0.27)	2.29	2.02	-	(0.87)	(0.87)	42.11	4.93	225,906	1.97		1.97		(0.67)		30
Two months ended 10/31/19	38.95	-	2.01	2.01	-	-	-	40.96	5.16	403,027	2.00	(f)	2.00	(f)	0.03	(f)	7
Year ended 08/31/19	39.10	(0.16)	0.01	(0.15)	-	-	-	38.95	(0.41)	493,169	2.02		2.02		(0.42)		28
Year ended 08/31/18	38.79	(0.25)	0.56	0.31	-	-	-	39.10	0.80	826,481	2.05		2.05		(0.62)		36
Year ended 08/31/17	31.44	(0.13)	7.48	7.35	-	-	-	38.79	23.38	973,031	2.07		2.07		(0.39)		33
Year ended 08/31/16	28.35	(0.11)	3.20	3.09	-	-	-	31.44	10.90	1,046,894	2.07		2.07		(0.39)		18
Class R
Six months ended 04/30/21	43.91	(0.15)	10.32	10.17	-	-	-	54.08	23.16	429,597	1.45	(e)	1.45	(e)	(0.58	)(e)	22
Year ended 10/31/20	42.48	(0.07)	2.40	2.33	(0.03)	(0.87)	(0.90)	43.91	5.49	387,506	1.47		1.47		(0.17)		30
Two months ended 10/31/19	40.36	0.04	2.08	2.12	-	-	-	42.48	5.25	472,840	1.50	(f)	1.50	(f)	0.54	(f)	7
Year ended 08/31/19	40.32	0.03	0.01	0.04	-	-	-	40.36	0.10	471,206	1.52		1.52		0.08		28
Year ended 08/31/18	39.84	(0.05)	0.58	0.53	(0.05)	-	(0.05)	40.32	1.32	585,385	1.55		1.55		(0.12)		36
Year ended 08/31/17	32.13	0.05	7.66	7.71	-	-	-	39.84	24.01	680,861	1.57		1.57		0.14		33
Year ended 08/31/16	28.88	0.04	3.27	3.31	(0.06)	-	(0.06)	32.13	11.47	634,007	1.57		1.57		0.14		18
Class Y
Six months ended 04/30/21	45.21	(0.02)	10.63	10.61	(0.12)	-	(0.12)	55.70	23.48	23,463,220	0.95	(e)	0.95	(e)	(0.08	)(e)	22
Year ended 10/31/20	43.70	0.14	2.48	2.62	(0.24)	(0.87)	(1.11)	45.21	6.01	18,432,202	0.97		0.97		0.33		30
Two months ended 10/31/19	41.49	0.07	2.14	2.21	-	-	-	43.70	5.33	19,342,101	1.00	(f)	1.00	(f)	1.04	(f)	7
Year ended 08/31/19	41.48	0.24	0.00	0.24	(0.23)	-	(0.23)	41.49	0.61	18,525,445	1.02		1.02		0.59		28
Year ended 08/31/18	40.98	0.16	0.59	0.75	(0.25)	-	(0.25)	41.48	1.82	17,898,340	1.05		1.05		0.38		36
Year ended 08/31/17	33.06	0.24	7.85	8.09	(0.17)	-	(0.17)	40.98	24.61	17,496,988	1.07		1.07		0.67		33
Year ended 08/31/16	29.73	0.19	3.36	3.55	(0.22)	-	(0.22)	33.06	12.04	13,551,480	1.07		1.07		0.62		18
Class R5
Six months ended 04/30/21	45.85	(0.01)	10.77	10.76	(0.15)	-	(0.15)	56.46	23.50	10,795	0.90	(e)	0.90	(e)	(0.03	)(e)	22
Year ended 10/31/20	44.33	0.17	2.52	2.69	(0.30)	(0.87)	(1.17)	45.85	6.10	13,560	0.89		0.89		0.41		30
Two months ended 10/31/19	42.08	0.08	2.17	2.25	-	-	-	44.33	5.35	6,006	0.88	(f)	0.88	(f)	1.16	(f)	7
Period ended 08/31/19(g)	41.26	0.09	0.73	0.82	-	-	-	42.08	1.99	10	0.87	(f)	0.87	(f)	0.74	(f)	28
Class R6
Six months ended 04/30/21	45.25	0.02	10.63	10.65	(0.19)	-	(0.19)	55.71	23.55	22,896,754	0.80	(e)	0.80	(e)	0.07	(e)	22
Year ended 10/31/20	43.75	0.21	2.48	2.69	(0.32)	(0.87)	(1.19)	45.25	6.17	17,009,325	0.82		0.82		0.48		30
Two months ended 10/31/19	41.52	0.09	2.14	2.23	-	-	-	43.75	5.37	17,106,921	0.83	(f)	0.83	(f)	1.21	(f)	7
Year ended 08/31/19	41.52	0.31	(0.01)	0.30	(0.30)	-	(0.30)	41.52	0.77	16,224,242	0.86		0.86		0.75		28
Year ended 08/31/18	41.01	0.23	0.59	0.82	(0.31)	-	(0.31)	41.52	2.00	13,987,540	0.87		0.87		0.55		36
Year ended 08/31/17	33.09	0.31	7.84	8.15	(0.23)	-	(0.23)	41.01	24.84	11,559,582	0.88		0.88		0.87		33
Year ended 08/31/16	29.77	0.26	3.36	3.62	(0.30)	-	(0.30)	33.09	12.22	7,861,500	0.88		0.88		0.87		18

(a)	Calculated using average of Units outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Does not include indirect expenses from affiliated fund fees and expenses of 0.00% for the two months ended October 31, 2019 and for the years ended August 31, 2019, 2018, 2017 and 2016, respectively.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)

Ratios are annualized and based on average daily net assets (000’s omitted) of $4,881,540, $154,303, $436,182, $22,215,534, $14,206 and $21,033,235 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

(f)	Annualized.
(g)	Commencement date after the close of business on May 24, 2019.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

12                         Invesco Developing Markets Fund

Notes to Consolidated Financial Statements

April 30, 2021

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Developing Markets Fund (the “Fund”) is a series portfolio of AIM Investment Funds (Invesco Investment Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these consolidated financial statements pertains only to the Fund and the Subsidiary. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund will seek long term capital appreciation by investing primarily in companies established or operating in the People’s Republic of China through investments in the China A Shares Fund (the “Subsidiary”), a wholly-owned and controlled subsidiary by the Fund organized under the laws of Delaware. The Fund may invest up to 10% of its total assets in the Subsidiary.

The Fund’s investment objective is to seek capital appreciation.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for ten years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the tenth anniversary after a purchase of Class C shares. Effective November 30, 2020, the automatic conversion pursuant to the Conversion Feature changed from ten years to eight years. The first conversion of Class C shares to Class A shares occurred at the end of December 2020 for all Class C shares that were held for more than eight years as of November 30, 2020.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its consolidated financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income

13                         Invesco Developing Markets Fund

and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Consolidated Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Consolidated Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Consolidated Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Consolidated Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders.

Therefore, no provision for federal income taxes is recorded in the consolidated financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary’s income. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The financial statements are prepared on a consolidated basis in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. The accompanying financial statements reflect the financial position of the Fund and its Subsidiary and the results of operations on a consolidated basis. All inter-company accounts and transactions have been eliminated in consolidation.

In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the consolidated financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust, and under the Subsidiary’s organizational documents, the directors and officers of the Subsidiary, are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund and/or the Subsidiary, respectively. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Consolidated Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Consolidated Statement of Operations.

J.

Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement

14                         Invesco Developing Markets Fund

based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Consolidated Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Consolidated Statement of Assets and Liabilities.

K.

COVID-19 Risk – The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations and supply chains, layoffs, lower consumer demand, and defaults, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally.

The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

L.

Other Risks – The Fund’s investments in Class A Shares of Chinese companies involve certain risks and special considerations not typically associated with investments in U.S. companies, such as greater government control over the economy, political and legal uncertainty, currency fluctuations or blockage, the risk that the Chinese government may decide not to continue to support economic reform programs and the risk of nationalization or expropriation of assets. The Fund may invest directly in China A shares through Stock Connect, and will be subject to the following risks: sudden changes in quota limitations, application of trading suspensions, differences in trading days between the PRC and Stock Connect, operational risk, clearing and settlement risk and regulatory and taxation risk.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets*	Rate
First $ 250 million	1.000%
Next $250 million	0.950%
Next $500 million	0.900%
Next $6 billion	0.850%
Next $3 billion	0.800%
Next $20 billion	0.750%
Next $15 billion	0.740%
Over $45 billion	0.730%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.

For the six months ended April 30, 2021, the effective advisory fee rate incurred by the Fund was 0.75%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.

The Adviser has contractually agreed, through May 31, 2021, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.29%, 2.05%, 1.55%, 1.05%, 0.92%, and 0.87%, respectively, of the Fund’s average daily net assets (the “expense limits”). Effective June 1, 2021 through at least June 30, 2022, the Adviser has agreed to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 2.25%, 3.00%, 2.50%, 2.00%, 2.00%, and 2.00%, respectively, of the Fund’s average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2022. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

Further, the Adviser has contractually agreed, through at least June 30, 2023, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended April 30, 2021, the Adviser waived advisory fees of $490,055.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2021, expenses incurred under the agreement are shown in the Consolidated Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2021, expenses incurred under the agreement are shown in the Consolidated Statement of Operations as Transfer agent fees.

15                         Invesco Developing Markets Fund

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund pursuant to the Class C and Class R Plan, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2021, expenses incurred under the Plans are shown in the Consolidated Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2021, IDI advised the Fund that IDI retained $40,846 in front-end sales commissions from the sale of Class A shares and $166 and $1,063 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 -

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements    may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Brazil	$2,930,996,384	$–	$–	$2,930,996,384
Cayman Islands	–	–	74,999,995	74,999,995
Chile	319,730,168	–	–	319,730,168
China	8,551,619,541	8,109,405,027	289,344,089	16,950,368,657
Colombia	165,678,357	–	–	165,678,357
Egypt	–	305,561,182	–	305,561,182
France	–	2,754,868,386	–	2,754,868,386
Hong Kong	–	1,938,104,949	–	1,938,104,949
India	4,914,311	6,735,167,505	–	6,740,081,816
Indonesia	–	546,776,589	–	546,776,589
Italy	–	854,488,937	–	854,488,937
Mexico	2,795,527,679	–	–	2,795,527,679
Peru	264,603,773	–	–	264,603,773
Philippines	–	1,064,807,557	–	1,064,807,557
Poland	–	107,594,586	–	107,594,586
Russia	1,847,870,311	1,813,812,088	–	3,661,682,399
Singapore	–	–	1,634,270,946	1,634,270,946
South Africa	–	297,013,557	–	297,013,557
South Korea	–	1,327,293,166	–	1,327,293,166
Switzerland	6,661,353	876,984,173	–	883,645,526
Taiwan	–	4,012,824,693	–	4,012,824,693
Turkey	–	219,090,390	–	219,090,390
United Kingdom	–	192,963,140	–	192,963,140
United States	–	–	50,268,448	50,268,448
Money Market Funds	1,847,293,142	–	–	1,847,293,142
Total Investments	$18,734,895,019	$31,156,755,925	$2,048,883,478	$51,940,534,422

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

16                         Invesco Developing Markets Fund

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the six months ended April 30, 2021:

	Value 10/31/2020	Purchases at Cost	Proceeds from Sales	Accrued Discounts/ Premiums	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Value 04/30/2021
Preferred Stocks	$934,475,173	$124,999,992	$–	$–	$–	$989,408,313	$–	$–	$2,048,883,478

The following table summarizes the valuation techniques and significant unobservable inputs used in determining fair value measurements for those investments classified    as level 3 at period end:

	Fair Value at 04/30/21	Valuation Technique	Unobservable Inputs	Range of Unobservable Inputs	Unobservable Input Used
Grab Holdings, Inc., Class H, Pfd.	$1,634,270,946	SPAC Merger Terms	Merger Ratio Discount	N/A N/A	1.303(a) 10%

(a)

The Fund fair values certain preferred stocks based on the terms of an impending merger transaction with a Special Purpose Acquisition Company (“SPAC”), including a subsequent Private Investment in Public Equity (“PIPE”) funding round. The merger is expected to close in July 2021. The Adviser periodically reviews the consolidated financial statements and monitors such investments for additional market information or the occurrence of a significant event which would warrant a re-evaluation of the security’s fair valuation.

NOTE 4–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2021, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $3,854.

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Consolidated Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund had a capital loss carryforward as of October 31, 2020, as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$8,255,978	$450,082,779	$458,338,757

*

Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2021 was $11,705,718,317 and $10,179,074,724, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$21,153,083,450

Aggregate unrealized (depreciation) of investments	(1,248,521,110)

Net unrealized appreciation of investments	$19,904,562,340

Cost of investments for tax purposes is $32,035,972,082.

17                         Invesco Developing Markets Fund

NOTE 9–Share Information

	Summary of Share Activity

	Six months ended April 30, 2021(a)		Year ended October 31, 2020
	Shares	Amount	Shares	Amount

Sold:
Class A	6,118,712	$337,524,504	12,120,595	$513,333,800

Class C	90,225	4,535,982	267,818	10,636,009

Class R	355,770	18,670,987	772,293	31,376,932

Class Y	55,173,541	2,997,789,457	102,988,186	4,314,513,261

Class R5	34,287	1,903,046	214,242	8,779,932

Class R6	63,809,189	3,485,204,683	93,082,360	3,844,334,771

Issued as reinvestment of dividends:
Class A	-	-	2,039,333	92,952,814

Class C	-	-	179,390	7,561,279

Class R	3	114	221,370	9,684,930

Class Y	783,038	40,702,319	9,320,943	418,044,321

Class R5	843	44,421	3,634	165,186

Class R6	1,073,932	55,812,257	7,845,713	351,723,324

Automatic conversion of Class C shares to Class A shares:
Class A	3,183,380	170,356,684	2,540,406	111,253,173

Class C	(3,470,533)	(170,356,684)	(2,756,444)	(111,253,173)

Reacquired:
Class A	(11,109,841)	(607,787,946)	(36,821,623)	(1,557,117,422)

Class C	(309,578)	(15,282,877)	(2,166,495)	(84,468,051)

Class R	(1,237,602)	(64,292,870)	(3,298,174)	(135,991,735)

Class Y	(42,388,921)	(2,293,100,038)	(147,172,297)	(6,026,115,409)

Class R5	(139,675)	(7,752,281)	(57,608)	(2,502,339)

Class R6	(29,823,380)	(1,614,908,740)	(116,012,827)	(4,768,348,193)

Net increase (decrease) in share activity	42,143,390	$2,339,063,018	(76,689,185)	$(2,971,436,590)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 33% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

18                         Invesco Developing Markets Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2020 through April 30, 2021.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by the Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

	Beginning Account Value (11/01/20)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (04/30/21)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/21)	Expenses Paid During Period[2]
Class A	$1,000.00	$1,233.20	$6.64	$1,018.84	$6.01	1.20%
Class C	1,000.00	1,228.70	10.78	1,015.12	9.74	1.95
Class R	1,000.00	1,231.40	8.02	1,017.60	7.25	1.45
Class Y	1,000.00	1,234.60	5.26	1,020.08	4.76	0.95
Class R5	1,000.00	1,235.00	4.99	1,020.33	4.51	0.90
Class R6	1,000.00	1,235.50	4.43	1,020.83	4.01	0.80

[1]

The actual ending account value is based on the actual total return of the Fund for the period November 1, 2020 through April 30, 2021, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

19                         Invesco Developing Markets Fund

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

◾	Fund reports and prospectuses
◾	Quarterly statements
◾	Daily confirmations
◾	Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each fiscal year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-05426 and 033-19338	Invesco Distributors, Inc.	O-DVM-SAR-1

Semiannual Report to Shareholders	April 30, 2021

Invesco Discovery Mid Cap Growth Fund
Nasdaq:
A: OEGAX ◾ C: OEGCX ◾ R: OEGNX ◾ Y: OEGYX ◾ R5: DMCFX ◾ R6: OEGIX

2	Fund Performance
4	Liquidity Risk Management Program
5	Schedule of Investments
8	Financial Statements
11	Financial Highlights
12	Notes to Financial Statements
17	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 10/31/20 to 4/30/21, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	27.43%
Class C Shares	27.02
Class R Shares	27.30
Class Y Shares	27.60
Class R5 Shares	27.63
Class R6 Shares	27.70
Russell Midcap Growth Index▼	24.84

Source(s): ▼RIMES Technologies Corp.

The Russell Midcap® Growth Index is an unmanaged index considered representative of mid-cap growth stocks. The Russell Midcap Growth Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

    Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2                      Invesco Discovery Mid Cap Growth Fund

Average Annual Total Returns
As of 4/30/21, including maximum applicable sales charges

Class A Shares
Inception (11/1/00)	9.10%
10 Years	13.83
5 Years	19.93
1 Year	50.27

Class C Shares
Inception (11/1/00)	9.06%
10 Years	13.78
5 Years	20.40
1 Year	56.87

Class R Shares
Inception (3/1/01)	10.27%
10 Years	14.18
5 Years	21.00
1 Year	58.62

Class Y Shares
Inception (11/1/00)	9.87%
10 Years	14.82
5 Years	21.60
1 Year	59.40

Class R5 Shares
10 Years	14.56%
5 Years	21.47
1 Year	59.53

Class R6 Shares
Inception (2/28/13)	17.70%
5 Years	21.81
1 Year	59.64

Effective May 24, 2019, Class A, Class C, Class R, Class Y and Class I shares of the Oppenheimer Discovery Mid Cap Growth Fund, (the predecessor fund), were reorganized into Class A, Class C, Class R, Class Y and Class R6 shares, respectively, of the Invesco Oppenheimer Discovery Mid Cap Growth Fund. Note: The Fund was subsequently renamed the Invesco Discovery Mid Cap Growth Fund (the Fund). Returns shown above, for periods ending on or prior to May 24, 2019, for Class A, Class C, Class R, Class Y and Class R6 shares are those for Class A, Class C, Class R, Class Y and Class I shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

    Class R5 shares incepted on May 24, 2019. Performance shown on and prior to that date is that of the predecessor fund’s Class A shares and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3                      Invesco Discovery Mid Cap Growth Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 22-24, 2021, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2020 through December 31, 2020 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the coronavirus pandemic on the Fund and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

4                      Invesco Discovery Mid Cap Growth Fund

Schedule of Investments(a)

April 30, 2021

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–98.98%
Aerospace & Defense–0.49%
Howmet Aerospace, Inc.(b)	1,126,347	$ 35,998,050

Air Freight & Logistics–1.29%
XPO Logistics, Inc.(b)	686,535	95,510,749

Apparel Retail–1.36%
Burlington Stores, Inc.(b)	307,980	100,503,113

Application Software–11.21%
Avalara, Inc.(b)	491,817	69,695,387
Bill.com Holdings, Inc.(b)	246,861	38,172,116
Coupa Software, Inc.(b)	361,819	97,343,784
DocuSign, Inc.(b)	429,570	95,768,336
Five9, Inc.(b)	419,371	78,829,167
HubSpot, Inc.(b)	272,325	143,365,496
RingCentral, Inc., Class A(b)	176,169	56,189,103
Synopsys, Inc.(b)	627,170	154,948,620
Trade Desk, Inc. (The), Class A(b)	127,484	92,975,356
		827,287,365

Asset Management & Custody Banks–1.33%
KKR & Co., Inc., Class A	1,733,420	98,076,904

Auto Parts & Equipment–1.47%
Aptiv PLC(b)	752,291	108,247,152

Automotive Retail–1.98%
Carvana Co.(b)	149,056	42,519,715
Lithia Motors, Inc., Class A	269,596	103,627,310
		146,147,025

Biotechnology–0.50%
Alnylam Pharmaceuticals, Inc.(b)	262,358	36,898,029

Brewers–1.30%
Boston Beer Co., Inc. (The), Class A(b)	78,935	96,023,638

Building Products–3.25%
Advanced Drainage Systems, Inc.	348,979	38,966,995
Trane Technologies PLC	624,968	108,638,188
Trex Co., Inc.(b)	855,711	92,408,231
		240,013,414

Casinos & Gaming–1.29%
Boyd Gaming Corp.	1,436,793	95,043,857

Copper–1.28%
Freeport-McMoRan, Inc.	2,507,726	94,566,348

Diversified Chemicals–1.02%
Eastman Chemical Co.	652,500	75,291,975

Electrical Components & Equipment–4.16%
AMETEK, Inc.	849,229	114,586,469
Generac Holdings, Inc.(b)	386,782	125,298,029
Regal Beloit Corp.	463,320	66,917,308
		306,801,806

	Shares	Value
Electronic Equipment & Instruments–3.30%
Trimble, Inc.(b)	1,475,874	$ 121,021,668
Zebra Technologies Corp., Class A(b)	251,803	122,814,395
		243,836,063

Financial Exchanges & Data–2.25%
MarketAxess Holdings, Inc.	74,813	36,543,158
MSCI, Inc.	267,279	129,836,120
		166,379,278

Health Care Equipment–4.70%
DexCom, Inc.(b)	195,425	75,453,593
IDEXX Laboratories, Inc.(b)	298,170	163,692,348
Insulet Corp.(b)	103,529	30,563,831
Masimo Corp.(b)	332,288	77,313,449
		347,023,221

Health Care Services–1.60%
Amedisys, Inc.(b)	228,359	61,622,676
Guardant Health, Inc.(b)	353,209	56,153,167
		117,775,843

Health Care Supplies–3.01%
Align Technology, Inc.(b)	184,845	110,080,743
West Pharmaceutical Services, Inc.	342,041	112,367,309
		222,448,052

Health Care Technology–1.78%
Teladoc Health, Inc.(b)	172,017	29,647,130
Veeva Systems, Inc., Class A(b)	358,752	101,329,502
		130,976,632

Home Improvement Retail–1.46%
Floor & Decor Holdings, Inc., Class A(b)	968,292	107,402,949

Homebuilding–1.08%
TopBuild Corp.(b)	357,694	79,543,992

Homefurnishing Retail–1.15%
RH(b)	123,397	84,899,604

Hotels, Resorts & Cruise Lines–1.29%
Hilton Worldwide Holdings, Inc.(b)	740,426	95,292,826

Industrial Machinery–3.89%
Chart Industries, Inc.(b)	275,645	44,276,856
Colfax Corp.(b)	783,282	35,396,513
IDEX Corp.	404,039	90,585,544
ITT, Inc.	833,631	78,619,740
Middleby Corp. (The)(b)	210,349	38,140,481
		287,019,134

Interactive Media & Services–1.89%
Pinterest, Inc., Class A(b)	985,816	65,428,608
Zillow Group, Inc., Class C(b)	568,218	73,936,526
		139,365,134

Internet & Direct Marketing Retail–1.45%
Chewy, Inc., Class A(b)	979,591	78,092,995

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                     Invesco Discovery Mid Cap Growth Fund

	Shares	Value

Internet & Direct Marketing Retail–(continued)
Farfetch Ltd., Class A (United Kingdom)(b)	592,408	$29,022,068

		107,115,063

Internet Services & Infrastructure–2.97%
MongoDB, Inc.(b)	196,426	58,428,878

Okta, Inc.(b)	223,977	60,406,597

Twilio, Inc., Class A(b)	272,656	100,282,877

		219,118,352

Investment Banking & Brokerage–1.95%
LPL Financial Holdings, Inc.	917,814	143,821,454

IT Consulting & Other Services–2.70%
EPAM Systems, Inc.(b)	263,811	120,759,485

Globant S.A.(b)	341,878	78,351,600

		199,111,085

Leisure Facilities–0.52%
Vail Resorts, Inc.(b)	117,300	38,141,268

Life Sciences Tools & Services–4.94%
Bio-Rad Laboratories, Inc., Class A(b)	94,196	59,355,725

Charles River Laboratories International, Inc.(b)	353,885	117,649,068

Maravai LifeSciences Holdings, Inc., Class A(b)	1,124,104	43,738,887

Mettler-Toledo International, Inc.(b)	50,799	66,715,343

Repligen Corp.(b)	365,331	77,344,226

		364,803,249

Movies & Entertainment–0.97%
Roku, Inc.(b)	208,431	71,485,580

Packaged Foods & Meats–0.31%
Freshpet, Inc.(b)	123,241	22,777,402

Paper Packaging–1.45%
Avery Dennison Corp.	500,437	107,178,592

Pharmaceuticals–1.36%
Catalent, Inc.(b)	891,737	100,293,660

Regional Banks–2.46%
First Republic Bank	570,795	104,592,476
SVB Financial Group(b)	133,973	76,609,780

		181,202,256

Restaurants–2.48%
Chipotle Mexican Grill, Inc.(b)	72,405	108,030,432

	Shares	Value

Restaurants–(continued)
Texas Roadhouse, Inc.	697,998	$74,699,746

		182,730,178

Semiconductor Equipment–4.22%
Enphase Energy, Inc.(b)	416,696	58,024,918

Entegris, Inc.	1,031,517	116,128,184

KLA Corp.	249,274	78,608,556

Teradyne, Inc.	469,516	58,727,061

		311,488,719

Semiconductors–5.87%
Marvell Technology, Inc.	1,414,119	63,932,320

Microchip Technology, Inc.	903,354	135,765,073

Monolithic Power Systems, Inc.	449,301	162,368,395

ON Semiconductor Corp.(b)	1,822,209	71,066,151

		433,131,939

Specialty Stores–1.30%
Five Below, Inc.(b)	475,505	95,704,891

Systems Software–1.35%
Crowdstrike Holdings, Inc., Class A(b)	477,026	99,464,691

Trading Companies & Distributors–1.59%
SiteOne Landscape Supply, Inc.(b)	102,860	18,451,027

United Rentals, Inc.(b)	309,794	99,118,590

		117,569,617

Trucking–1.76%
Old Dominion Freight Line, Inc.	504,322	130,019,255

Total Common Stocks & Other Equity Interests (Cost $4,965,119,165)		7,303,529,404

Money Market Funds–2.17%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(c)(d)	47,089,135	47,089,135

Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(c)(d)	58,758,412	58,781,916

Invesco Treasury Portfolio, Institutional Class, 0.01%(c)(d)	53,816,155	53,816,155

Total Money Market Funds (Cost $159,686,815)		159,687,206

TOTAL INVESTMENTS IN SECURITIES–101.15% (Cost $5,124,805,980)		7,463,216,610

OTHER ASSETS LESS LIABILITIES–(1.15)%		(84,723,625)

NET ASSETS–100.00%		$7,378,492,985

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                     Invesco Discovery Mid Cap Growth Fund

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2021.

	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$8,167,662	$390,574,837	$(351,653,364)	$ -	$ -	$47,089,135	$3,054
Invesco Liquid Assets Portfolio, Institutional Class	30,982,189	278,982,027	(251,180,974)	3,479	(4,805)	58,781,916	-
Invesco Treasury Portfolio, Institutional Class	9,334,472	446,371,242	(401,889,559)	-	-	53,816,155	-
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	22,190,413	(22,190,413)	-	-	-	33	*
Invesco Private Prime Fund	-	28,940,869	(28,940,869)	-	-	-	345	*
Total	$48,484,323	$1,167,059,388	$(1,055,855,179)	$3,479	$(4,805)	$159,687,206	$3,432

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of April 30, 2021.

Portfolio Composition

By sector, based on Net Assets

as of April 30, 2021

Information Technology	31.62%
Health Care	17.89
Consumer Discretionary	16.83
Industrials	16.43
Financials	7.99
Materials	3.75
Communication Services	2.86
Consumer Staples	1.61
Money Market Funds Plus Other Assets Less Liabilities	1.02

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                      Invesco Discovery Mid Cap Growth Fund

Statement of Assets and Liabilities

April 30, 2021

(Unaudited)

Assets:

Investments in securities, at value (Cost $ 4,965,119,165)	$7,303,529,404

Investments in affiliated money market funds, at value (Cost $ 159,686,815)	159,687,206

Receivable for:
Investments sold	65,967,169

Fund shares sold	3,148,656

Dividends	472,101

Investment for trustee deferred compensation and retirement plans	646,616

Other assets	166,826

Total assets	7,533,617,978

Liabilities:
Payable for:
Investments purchased	142,936,834

Fund shares reacquired	4,068,017

Amount due custodian	3,462,462

Accrued fees to affiliates	3,025,503

Accrued trustees’ and officers’ fees and benefits	3,533

Accrued other operating expenses	907,128

Trustee deferred compensation and retirement plans	721,516

Total liabilities	155,124,993

Net assets applicable to shares outstanding	$7,378,492,985

Net assets consist of:
Shares of beneficial interest	$4,308,409,498

Distributable earnings	3,070,083,487

$7,378,492,985

Net Assets:
Class A	$4,769,283,656

Class C	$198,221,396

Class R	$158,532,374

Class Y	$822,462,281

Class R5	$136,377,050

Class R6	$1,293,616,228

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	145,625,694

Class C	7,849,094

Class R	5,286,428

Class Y	21,828,410

Class R5	4,134,046

Class R6	33,681,146

Class A:
Net asset value per share	$32.75

Maximum offering price per share (Net asset value of $32.75 ÷ 94.50%)	$34.66

Class C:
Net asset value and offering price per share	$25.25

Class R:
Net asset value and offering price per share	$29.99

Class Y:
Net asset value and offering price per share	$37.68

Class R5:
Net asset value and offering price per share	$32.99

Class R6:
Net asset value and offering price per share	$38.41

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                      Invesco Discovery Mid Cap Growth Fund

Statement of Operations

For the six months ended April 30, 2021

(Unaudited)

Investment income:

Dividends	$9,482,387

Dividends from affiliates (includes securities lending income of $ 2,512)	5,566

Total investment income	9,487,953

Expenses:
Advisory fees	20,508,588

Administrative services fees	487,273

Custodian fees	3,593

Distribution fees:
Class A	5,567,358

Class C	891,182

Class R	365,419

Transfer agent fees – A, C, R and Y	4,400,526

Transfer agent fees – R5	64,481

Transfer agent fees – R6	29,103

Trustees’ and officers’ fees and benefits	89,112

Registration and filing fees	107,937

Reports to shareholders	60,995

Professional services fees	35,459

Other	43,697

Total expenses	32,654,723

Less: Fees waived and/or expense offset arrangement(s)	(46,776)

Net expenses	32,607,947

Net investment income (loss)	(23,119,994)

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	779,202,739

Affiliated investment securities	(4,805)

779,197,934

Change in net unrealized appreciation of:
Unaffiliated investment securities	807,823,357

Affiliated investment securities	3,479

807,826,836

Net realized and unrealized gain	1,587,024,770

Net increase in net assets resulting from operations	$1,563,904,776

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                      Invesco Discovery Mid Cap Growth Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2021 and the year ended October 31, 2020

(Unaudited)

	April 30, 2021	October 31, 2020

Operations:
Net investment income (loss)	$(23,119,994)	$(17,101,526)

Net realized gain	779,197,934	269,109,260

Change in net unrealized appreciation	807,826,836	860,479,165

Net increase in net assets resulting from operations	1,563,904,776	1,112,486,899

Distributions to shareholders from distributable earnings:
Class A	(153,166,571)	(33,645,795)

Class C	(9,752,072)	(7,676,088)

Class R	(5,423,627)	(3,676,467)

Class Y	(19,511,808)	(9,982,640)

Class R5	(4,362,913)	(481)

Class R6	(32,063,012)	(13,525,157)

Total distributions from distributable earnings	(224,280,003)	(68,506,628)

Share transactions–net:
Class A	98,923,888	2,274,970,414

Class C	(31,631,756)	19,675,468

Class R	9,625,990	24,298,798

Class Y	146,601,239	191,464,715

Class R5	472,247	86,161,008

Class R6	163,155,454	449,738,939

Net increase in net assets resulting from share transactions	387,147,062	3,046,309,342

Net increase in net assets	1,726,771,835	4,090,289,613

Net assets:
Beginning of period	5,651,721,150	1,561,431,537

End of period	$7,378,492,985	$5,651,721,150

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                      Invesco Discovery Mid Cap Growth Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Distributions from net realized gains	Net asset value, end of period	Total return (b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed(c)		Ratio of net investment income (loss) to average net assets		Portfolio turnover (d)
Class A
Six months ended 04/30/21	$26.65	$(0.12)	$7.30	$7.18	$(1.08)	$32.75	27.43%	$4,769,284	1.03	%(e)	1.03	%(e)	(0.75	)%(e)	46%
Year ended 10/31/20	22.17	(0.13)	5.60	5.47	(0.99)	26.65	25.60 (f)	3,787,636	1.05	(f)	1.05	(f)	(0.54	)(f)	131
Year ended 10/31/19	20.28	(0.08)	3.75	3.67	(1.78)	22.17	20.43	748,190	1.11		1.11		(0.37)		84
Year ended 10/31/18	21.45	(0.12)	0.81	0.69	(1.86)	20.28	3.52	604,414	1.11		1.11		(0.55)		108
Year ended 10/31/17	16.98	(0.09)	4.71	4.62	(0.15)	21.45	27.43	547,963	1.21		1.21		(0.48)		139
Year ended 10/31/16	17.74	(0.09)	0.05	(0.04)	(0.72)	16.98	(0.19)	435,153	1.31		1.31		(0.52)		128
Class C
Six months ended 04/30/21	20.83	(0.16)	5.66	5.50	(1.08)	25.25	27.02 (g)	198,221	1.67	(e)(g)	1.67	(e)(g)	(1.39	)(e)(g)	46
Year ended 10/31/20	17.65	(0.24)	4.41	4.17	(0.99)	20.83	24.74	190,420	1.82		1.82		(1.31)		131
Year ended 10/31/19	16.65	(0.18)	2.96	2.78	(1.78)	17.65	19.43	138,705	1.87		1.87		(1.12)		84
Year ended 10/31/18	18.06	(0.23)	0.68	0.45	(1.86)	16.65	2.79	153,263	1.86		1.86		(1.30)		108
Year ended 10/31/17	14.43	(0.20)	3.98	3.78	(0.15)	18.06	26.45	138,647	1.96		1.96		(1.24)		139
Year ended 10/31/16	15.30	(0.18)	0.03	(0.15)	(0.72)	14.43	(0.98)	115,201	2.06		2.06		(1.28)		128
Class R
Six months ended 04/30/21	24.51	(0.14)	6.70	6.56	(1.08)	29.99	27.30	158,532	1.28	(e)	1.28	(e)	(1.00	)(e)	46
Year ended 10/31/20	20.51	(0.18)	5.17	4.99	(0.99)	24.51	25.31	121,009	1.32		1.32		(0.81)		131
Year ended 10/31/19	18.95	(0.12)	3.46	3.34	(1.78)	20.51	20.09	75,342	1.37		1.37		(0.62)		84
Year ended 10/31/18	20.21	(0.16)	0.76	0.60	(1.86)	18.95	3.27	63,189	1.36		1.36		(0.80)		108
Year ended 10/31/17	16.05	(0.13)	4.44	4.31	(0.15)	20.21	27.09	50,117	1.46		1.46		(0.70)		139
Year ended 10/31/16	16.85	(0.12)	0.04	(0.08)	(0.72)	16.05	(0.45)	36,480	1.56		1.56		(0.77)		128
Class Y
Six months ended 04/30/21	30.48	(0.09)	8.37	8.28	(1.08)	37.68	27.60	822,462	0.78	(e)	0.78	(e)	(0.50	)(e)	46
Year ended 10/31/20	25.15	(0.08)	6.40	6.32	(0.99)	30.48	25.95	538,205	0.82		0.82		(0.31)		131
Year ended 10/31/19	22.71	(0.03)	4.25	4.22	(1.78)	25.15	20.68	253,901	0.87		0.87		(0.13)		84
Year ended 10/31/18	23.74	(0.07)	0.90	0.83	(1.86)	22.71	3.79	243,035	0.87		0.87		(0.31)		108
Year ended 10/31/17	18.73	(0.05)	5.21	5.16	(0.15)	23.74	27.75	210,789	0.96		0.96		(0.25)		139
Year ended 10/31/16	19.45	(0.05)	0.05	0.00	(0.72)	18.73	0.04	158,471	1.06		1.06		(0.27)		128
Class R5
Six months ended 04/30/21	26.80	(0.07)	7.34	7.27	(1.08)	32.99	27.63	136,377	0.73	(e)	0.73	(e)	(0.45	)(e)	46
Year ended 10/31/20	22.20	(0.05)	5.64	5.59	(0.99)	26.80	26.12	110,206	0.71		0.71		(0.20)		131
Period ended 10/31/19(h)	20.60	0.00	1.60	1.60	–	22.20	7.77	11	0.75	(i)	0.75	(i)	(0.01	)(i)	84
Class R6
Six months ended 04/30/21	31.03	(0.06)	8.52	8.46	(1.08)	38.41	27.70	1,293,616	0.64	(e)	0.64	(e)	(0.36	)(e)	46
Year ended 10/31/20	25.55	(0.04)	6.51	6.47	(0.99)	31.03	26.14	904,245	0.65		0.65		(0.14)		131
Year ended 10/31/19	23.00	0.01	4.32	4.33	(1.78)	25.55	20.92	345,282	0.69		0.69		0.05		84
Year ended 10/31/18	23.98	(0.03)	0.91	0.88	(1.86)	23.00	3.97	199,881	0.70		0.70		(0.14)		108
Year ended 10/31/17	18.89	(0.02)	5.26	5.24	(0.15)	23.98	27.94	68,180	0.77		0.77		(0.07)		139
Year ended 10/31/16	19.57	(0.01)	0.05	0.04	(0.72)	18.89	0.25	33,128	0.87		0.87		(0.07)		128

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Does not include indirect expenses from affiliated fund fees and expenses of 0.00% for the years ended October 31, 2019, 2018, 2017, and 2016, respectively.
(d)

Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ended October 31, 2020, the portfolio turnover calculation excludes the value of securities purchased of $2,263,197,717 in connection with the acquisition of Invesco Mid Cap Growth Fund into the Fund.

(e)

Ratios are annualized and based on average daily net assets (000’s omitted) of $4,503,166, $202,979, $147,379, $710,455, $129,418 and $1,121,556 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

(f)	The total return, ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.23% for the year ended October 31, 2020.
(g)

The total return, ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.89% for the six months ended ended April 30, 2021.

(h)	Commencement date after the close of business on May 24, 2019.
(i)	Annualized.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                      Invesco Discovery Mid Cap Growth Fund

Notes to Financial Statements

April 30, 2021

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Discovery Mid Cap Growth Fund (the “Fund”) is a series portfolio of AIM Investment Funds (Invesco Investment Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

    The Fund’s investment objective is to seek capital appreciation.

    The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for ten years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the tenth anniversary after a purchase of Class C shares. Effective November 30, 2020, the automatic conversion pursuant to the Conversion Feature changed from ten years to eight years. The first conversion of Class C shares to Class A shares occurred at the end of December 2020 for all Class C shares that were held for more than eight years as of November 30, 2020.

    The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

    The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

    A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

    Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

    Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

    Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

    Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

    Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

    The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

    Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from

12                      Invesco Discovery Mid Cap Growth Fund

settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

    The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

    Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

    The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders.

Therefore, no provision for federal income taxes is recorded in the financial statements.

    The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

    The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

J.

COVID-19 Risk – The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations and supply chains, layoffs, lower consumer demand, and defaults, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally.

    The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

13                      Invesco Discovery Mid Cap Growth Fund

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets*	Rate
Up to $500 million	0.680%
Next $500 million	0.650%
Next $4 billion	0.620%
Over $5 billion	0.600%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.

    For the six months ended April 30, 2021, the effective advisory fee rate incurred by the Fund was 0.61%.

    Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.

    The Adviser has contractually agreed, through May 31, 2021, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.12%, 1.86%, 1.37%, 0.87%, 0.76%, and 0.71%, respectively, of the Fund’s average daily net assets (the “expense limits”). Effective June 1, 2021 through at least June 30, 2022, the Adviser has agreed to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.25%, 1.75%, 1.75%, and 1.75%, respectively, of the Fund’s average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2022. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.

    The Adviser has contractually agreed, through at least June 30, 2023, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

    For the six months ended April 30, 2021, the Adviser waived advisory fees of $39,216.

    The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2021, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

    The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2021, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

    The Trust has entered into master distribution agreements with Invesco Distributors, Inc.(“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively the “Plans”). The Fund, pursuant to the Plans, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares, up to 1.00% of the average daily net assets of Class C shares, and up to 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2021, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

    Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2021, IDI advised the Fund that IDI retained $387,417 in front-end sales commissions from the sale of Class A shares and $5,483 and $4,310 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

14                      Invesco Discovery Mid Cap Growth Fund

Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

    As of April 30, 2021, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2021, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $7,560.

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund did not have a capital loss carryforward as of October 31, 2020.

NOTE 8–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2021 was $3,008,079,088 and $2,896,724,772, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$2,385,909,210

Aggregate unrealized (depreciation) of investments	(56,772,802)

Net unrealized appreciation of investments	$2,329,136,408

    Cost of investments for tax purposes is $5,134,080,202.

NOTE 9–Share Information

	Summary of Share Activity
	Six months ended April 30, 2021(a)		Year ended October 31, 2020
	Shares	Amount	Shares	Amount
Sold:
Class A	8,033,189	$248,378,004	15,114,638	$ 354,773,331
Class C	841,577	20,109,159	1,956,789	35,752,471
Class R	786,312	22,385,815	1,210,992	26,452,331
Class Y	5,891,297	209,146,850	7,726,185	204,762,535
Class R5	236,678	7,405,178	667,522	15,569,460
Class R6	7,319,152	266,784,620	16,440,920	487,979,012

15                      Invesco Discovery Mid Cap Growth Fund

	Summary of Share Activity
	Six months ended April 30, 2021(a)		Year ended October 31, 2020
	Shares	Amount	Shares	Amount

Issued as reinvestment of dividends:
Class A	5,005,081	$145,998,223	1,470,496	$32,497,956

Class C	420,158	9,474,557	429,795	7,469,834

Class R	202,315	5,407,874	179,660	3,659,674

Class Y	506,612	16,981,632	354,423	8,935,017

Class R5	148,658	4,361,612	-	-

Class R6	930,643	31,781,458	522,085	13,381,034

Automatic conversion of Class C shares to Class A shares:
Class A	1,221,193	37,931,450	476,763	11,558,706

Class C	(1,580,292)	(37,931,450)	(607,960)	(11,558,706)

Issued in connection with acquisitions:(b)
Class A	-	-	107,672,579	2,268,952,250

Class C	-	-	2,547,982	42,133,320

Class R	-	-	1,183,472	22,967,032

Class Y	-	-	5,134,518	123,576,759

Class R5	-	-	3,967,858	83,901,636

Class R6	-	-	4,088,310	100,096,412

Reacquired:
Class A	(10,755,013)	(333,383,789)	(16,368,404)	(392,811,829)

Class C	(973,428)	(23,284,022)	(3,041,992)	(54,121,451)

Class R	(638,544)	(18,167,699)	(1,311,163)	(28,780,239)

Class Y	(2,226,821)	(79,527,243)	(5,653,971)	(145,809,596)

Class R5	(363,878)	(11,294,543)	(523,277)	(13,310,088)

Class R6	(3,710,204)	(135,410,624)	(5,426,024)	(151,717,519)

Net increase in share activity	11,294,685	$387,147,062	138,212,196	$3,046,309,342

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 22% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

(b)

After the close of business on April 17, 2020, the Fund acquired all the net assets of Invesco Mid Cap Growth Fund (the “Target Fund”) pursuant to a plan of reorganization approved by the Board of Trustees of the Fund on February 14, 2020. The reorganization was executed in order to reduce overlap and increase efficiencies in the Adviser’s product line. The acquisition was accomplished by a tax-free exchange of 124,594,719 shares of the Fund for 83,710,209 shares outstanding of the Target Fund as of the close of business on April 17, 2020. Shares of the Target Fund were exchanged for the like class of shares of the Fund, based on the relative net asset value of the Target Fund to the net asset value of the Fund on the close of business, April 17, 2020. The Target Fund’s net assets as of the close of business on April 17, 2020 of $2,641,627,409, including $335,789,673 of unrealized appreciation, were combined with those of the Fund.

The net assets of the Fund immediately before the acquisition were $1,599,111,505 and $4,240,738,914 immediately after the acquisition.

    The pro forma results of operations ffor the year ended October 31, 2020 assuming the reorganization had been completed on November 1, 2019, the beginning of the annual reporting period are as follows:

Net investment income (loss)	$(22,343,997)

Net realized/unrealized gains (losses)	1,114,124,319

Change in net assets resulting from operations	$1,091,780,322

    As the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Target Fund that has been included in the Fund’s Statement of Operations since April 18, 2020.

16                      Invesco Discovery Mid Cap Growth Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2020 through April 30, 2021.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

    The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

    Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value (11/01/20)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (04/30/21)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/21)	Expenses Paid During Period[2]
Class A	$1,000.00	$1,274.30	$5.81	$1,019.69	$5.16	1.03%
Class C	1,000.00	1,270.20	9.40	1,016.51	8.35	1.67
Class R	1,000.00	1,273.00	7.21	1,018.45	6.41	1.28
Class Y	1,000.00	1,276.00	4.40	1,020.93	3.91	0.78
Class R5	1,000.00	1,276.30	4.12	1,021.17	3.66	0.73
Class R6	1,000.00	1,277.00	3.61	1,021.62	3.21	0.64

[1]

The actual ending account value is based on the actual total return of the Fund for the period November 1, 2020 through April 30, 2021, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

17                      Invesco Discovery Mid Cap Growth Fund

(This page intentionally left blank)

(This page intentionally left blank)

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎	Fund reports and prospectuses
∎	Quarterly statements
∎	Daily confirmations
∎	Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each fiscal year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-05426 and 033-19338	Invesco Distributors, Inc.	O-DMCG-SAR-1

Semiannual Report to Shareholders	April 30, 2021

Invesco Emerging Markets Local Debt Fund
Nasdaq:
A: OEMAX ∎ C: OEMCX ∎ R: OEMNX ∎ Y: OEMYX ∎ R5: EMLDX ∎ R6: OEMIX

2	Fund Performance
4	Liquidity Risk Management Program
5	Schedule of Investments
13	Financial Statements
16	Financial Highlights
17	Notes to Financial Statements
26	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 10/31/20 to 4/30/21, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	2.57%
Class C Shares	2.29
Class R Shares	2.55
Class Y Shares	2.67
Class R5 Shares	2.70
Class R6 Shares	2.73
JP Morgan Government Bond Index - Emerging Markets (GBI-EM) Global Diversified Index▼	4.17
Source(s): ▼RIMES Technologies Corp.

The JP Morgan Government Bond Index - Emerging Markets (GBI-EM) Global Diversified Index is a comprehensive global local emerging markets index comprising liquid, fixed-rate, domestic currency government bonds.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

    Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2                      Invesco Emerging Markets Local Debt Fund

Average Annual Total Returns
As of 4/30/21, including maximum applicable sales charges

Class A Shares
Inception (6/30/10)	1.62%
10 Years	0.48
5 Years	2.13
1 Year	5.28

Class C Shares
Inception (6/30/10)	1.45%
10 Years	0.29
5 Years	2.21
1 Year	8.12

Class R Shares
Inception (6/30/10)	1.75%
10 Years	0.64
5 Years	2.72
1 Year	9.67

Class Y Shares
Inception (6/30/10)	2.31%
10 Years	1.20
5 Years	3.31
1 Year	10.27

Class R5 Shares
10 Years	0.96%
5 Years	3.12
1 Year	10.17

Class R6 Shares
Inception (9/28/12)	0.78%
5 Years	3.38
1 Year	10.39

Effective May 24, 2019, Class A, Class C, Class R, Class Y and Class I shares of the Oppenheimer Emerging Markets Local Debt Fund, (the predecessor fund), were reorganized into Class A, Class C, Class R, Class Y and Class R6 shares, respectively, of the Invesco Oppenheimer Emerging Markets Local Debt Fund. Note: The Fund was subsequently renamed the Invesco Emerging Markets Local Debt Fund (the Fund). Returns shown above, for periods ending on or prior to May 24, 2019, for Class A, Class C, Class R, Class Y and Class R6 shares are those for Class A, Class C, Class R, Class Y and Class I shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

    Class R5 shares incepted on May 24, 2019. Performance shown on and prior to that date is that of the predecessor fund’s Class A shares and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 4.25% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3                      Invesco Emerging Markets Local Debt Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 22-24, 2021, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2020 through December 31, 2020 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the coronavirus pandemic on the Fund and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

4                      Invesco Emerging Markets Local Debt Fund

Schedule of Investments

April 30, 2021

(Unaudited)

	Principal Amount		Value
Non-U.S. Dollar Denominated Bonds & Notes–82.54%(a)
Argentina–0.39%
Argentina Treasury Bond BONCER, 1.00%, 08/05/2021	ARS	29,999,998	$ 497,901

Argentine Bonos del Tesoro, 18.20%, 10/03/2021	ARS	3,195,000	31,751

15.50%, 10/17/2026	ARS	4,000,000	16,844

YPF S.A., 16.50%, 05/09/2022(b)	ARS	7,670,200	68,050
			614,546

Brazil–5.96%
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 01/01/2023	BRL	25,000,000	4,998,079
Series F, 10.00%, 01/01/2025	BRL	22,000,000	4,318,694
			9,316,773

Chile–4.32%
Bonos de la Tesoreria de la Republica en pesos, 4.50%, 03/01/2026	CLP	2,100,000,000	3,202,533
2.30%, 10/01/2028(b)	CLP	1,800,000,000	2,337,682
2.80%, 10/01/2033(b)	CLP	1,000,000,000	1,212,737
			6,752,952

Colombia–10.26%
Colombian TES, Series B, 10.00%, 07/24/2024	COP	16,000,000,000	4,973,268
Series B, 6.25%, 11/26/2025	COP	25,000,000,000	6,943,734
Series B, 5.75%, 11/03/2027	COP	14,000,000,000	3,644,539
Series B, 7.25%, 10/26/2050	COP	2,000,000,000	483,494
			16,045,035

Czech Republic–2.91%
Czech Republic Government Bond, Series 95, 1.00%, 06/26/2026(b)	CZK	100,000,000	4,551,496

Egypt–3.86%
Egypt Government Bond, 16.30%, 01/01/2023	EGP	6,800,000	451,222
14.20%, 07/07/2023	EGP	16,000,000	1,027,183
14.31%, 10/13/2023	EGP	24,000,000	1,543,155
14.48%, 04/06/2026	EGP	47,000,000	3,008,745
			6,030,305

India–4.89%
India Government Bond, 6.45%, 10/07/2029	INR	170,000,000	2,321,901
Indian Railway Finance Corp. Ltd., Series 132, 8.25%, 02/28/2024	INR	170,000,000	2,487,241

	Principal Amount		Value
India–(continued)
Reliance Industries Ltd., Series D, 7.17%, 11/08/2022	INR	170,000,000	$ 2,385,549
State of Maharashtra India, 7.99%, 10/28/2025	INR	30,000,000	445,392
			7,640,083

Indonesia–8.64%
Indonesia Treasury Bond, Series FR59, 7.00%, 05/15/2027	IDR	67,000,000,000	4,883,834
Series FR64, 6.13%, 05/15/2028	IDR	70,000,000,000	4,824,209
Series FR71, 9.00%, 03/15/2029	IDR	38,780,000,000	3,107,340
Series FR87, 6.50%, 02/15/2031	IDR	10,000,000,000	694,219
			13,509,602

Malaysia–6.38%
Malaysian Government Bond, Series 115, 3.96%, 09/15/2025	MYR	8,800,000	2,267,612
Series 513, 3.73%, 06/15/2028	MYR	30,200,000	7,708,967
			9,976,579

Mexico–5.68%
Mexican Bonos, 8.50%, 11/18/2038	MXN	27,000,000	1,447,865
Series M, 7.75%, 05/29/2031	MXN	39,000,000	2,045,011
Series M, 7.75%, 11/13/2042	MXN	40,000,000	1,968,126
Petroleos Mexicanos, 7.19%, 09/12/2024(b)	MXN	38,000,000	1,772,130
Series 2011-3, 7.65%, 11/24/2021	MXN	16,000,000	791,084
Series 2013-2, 7.19%, 09/12/2024	MXN	16,000,000	746,160
Red de Carreteras de Occidente S.A.B. de C.V., 9.00%, 06/10/2028(b)	MXN	2,093,000	110,052
			8,880,428

Peru–2.61%
Peru Government Bond, 5.94%, 02/12/2029	PEN	8,000,000	2,301,678
Peruvian Government International Bond, 6.35%, 08/12/2028(b)	PEN	6,000,000	1,771,400
			4,073,078

Romania–4.82%
Romania Government Bond, 3.25%, 04/29/2024	RON	7,000,000	1,756,690
4.50%, 06/17/2024	RON	14,000,000	3,642,536
4.75%, 10/11/2034	RON	8,000,000	2,131,289
			7,530,515

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                      Invesco Emerging Markets Local Debt Fund

	Principal Amount		Value
Russia–2.48%
Russian Federal Bond - OFZ, Series 26211, 7.00%, 01/25/2023	RUB	100,000,000	$ 1,357,311
Series 6225, 7.25%, 05/10/2034	RUB	150,000,000	2,026,793
Series 6228, 7.65%, 04/10/2030	RUB	35,000,000	488,415
			3,872,519

South Africa–12.13%
Eskom Holdings SOC Ltd., Series ES23, 10.00%, 01/25/2023	ZAR	11,000,000	811,989
Republic of South Africa Government Bond, Series 2023, 7.75%, 02/28/2023	ZAR	60,000,000	4,356,987
Series 2037, 8.50%, 01/31/2037	ZAR	120,000,000	6,719,270
Series 2040, 9.00%, 01/31/2040	ZAR	35,000,000	1,999,218
Series 2048, 8.75%, 02/28/2048	ZAR	35,000,000	1,922,955
Series R186, 10.50%, 12/21/2026	ZAR	40,000,000	3,152,284
			18,962,703

South Korea–1.13%
Export-Import Bank of Korea, 8.00%, 05/15/2024(b)	IDR	24,000,000,000	1,769,969

Supranational–0.46%
European Bank for Reconstruction and Development, 6.85%, 06/21/2021	IDR	6,500,000,000	449,048

	Principal Amount		Value
Supranational–(continued)
International Finance Corp., 0.00%, 02/15/2029(b)(c)	TRY	7,300,000	$ 268,148
			717,196

Thailand–3.98%
Thailand Government Bond, 2.88%, 12/17/2028	THB	35,000,000	1,232,358
3.78%, 06/25/2032	THB	50,000,000	1,901,148
3.30%, 06/17/2038	THB	85,000,000	3,091,212
			6,224,718

Turkey–1.64%
Turkey Government Bond, 12.20%, 01/18/2023	TRY	22,690,000	2,555,751
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $134,287,165)			129,024,248

	Shares
Money Market Funds–8.87%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e)		4,851,417	4,851,417
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(d)(e)		3,463,563	3,464,948
Invesco Treasury Portfolio, Institutional Class, 0.01%(d)(e)		5,544,476	5,544,476
Total Money Market Funds (Cost $13,860,841)			13,860,841

Options Purchased–0.23% (Cost $436,751)(f)			356,988
TOTAL INVESTMENTS IN SECURITIES–91.64% (Cost $148,584,757)			143,242,077
OTHER ASSETS LESS LIABILITIES–8.36%			13,069,365
NET ASSETS–100.00%			$156,311,442

Investment Abbreviations:

ARS	– Argentina Peso
BRL	– Brazilian Real
CLP	– Chile Peso
COP	– Colombia Peso
CZK	– Czech Koruna
EGP	– Egypt Pound
IDR	– Indonesian Rupiah
INR	– Indian Rupee
MXN	– Mexican Peso
MYR	– Malaysian Ringgit
PEN	– Peruvian Sol
RON	– Romania New Leu
RUB	– Russian Ruble
THB	– Thai Baht
TRY	– Turkish Lira
ZAR	– South African Rand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                      Invesco Emerging Markets Local Debt Fund

Notes to Schedule of Investments:

(a)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2021 was $13,861,664, which represented 8.87% of the Fund’s Net Assets.

(c)	Zero coupon bond issued at a discount.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2021.

	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2021	Dividend Income

Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$2,524,345	$22,062,048	$(19,734,976)	$-	$-	$4,851,417	$413
Invesco Liquid Assets Portfolio, Institutional Class	1,802,774	15,758,605	(14,096,411)	175	(195)	3,464,948	409
Invesco Treasury Portfolio, Institutional Class	2,884,965	25,213,769	(22,554,258)	-	-	5,544,476	179
Total	$7,212,084	$63,034,422	$(56,385,645)	$175	$(195)	$13,860,841	$1,001

(e)	The rate shown is the 7-day SEC standardized yield as of April 30, 2021.
(f)	The table below details options purchased.

Open Over-The-Counter Foreign Currency Options Purchased(a)
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Notional Value		Value
Currency Risk
EUR versus USD	Call	J.P. Morgan Chase Bank, N.A.	07/13/2021	USD	1.24	EUR	9,000,000	$ 19,357
Currency Risk
EUR versus HUF	Put	J.P. Morgan Chase Bank, N.A.	08/26/2021	HUF	361.00	EUR	4,500,000	63,612
USD versus CNH	Put	J.P. Morgan Chase Bank, N.A.	05/14/2021	CNH	6.38	USD	3,000,000	444
USD versus COP	Put	Goldman Sachs International	08/02/2021	COP	3,630.00	USD	6,000,000	73,908
USD versus INR	Put	Standard Chartered Bank PLC	05/06/2021	INR	73.00	USD	3,000,000	213
USD versus RUB	Put	J.P. Morgan Chase Bank, N.A.	05/11/2021	RUB	73.00	USD	3,000,000	1,791
USD versus RUB	Put	J.P. Morgan Chase Bank, N.A.	07/30/2021	RUB	75.85	USD	4,500,000	117,167
USD versus RUB	Put	Morgan Stanley and Co. International PLC	06/01/2021	RUB	75.70	USD	4,500,000	80,496
Subtotal – Foreign Currency Put Options Purchased								337,631
Total Foreign Currency Options Purchased								$356,988

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $540,000.

Open Over-The-Counter Foreign Currency Options Written(a)
										Unrealized
	Type of		Expiration	Exercise		Premiums	Notional			Appreciation
Description	Contract	Counterparty	Date	Price		Received	Value		Value	(Depreciation)
Currency Risk
EUR versus USD	Call	J.P. Morgan Chase Bank, N.A.	07/13/2021	USD	1.26	$(15,028)	EUR	6,000,000	$(4,725)	$ 10,303
USD versus BRL	Call	Goldman Sachs International	09/01/2021	BRL	6.00	(52,656)	USD	2,000,000	(28,138)	24,518
USD versus BRL	Call	Morgan Stanley and Co. International PLC	06/14/2021	BRL	5.70	(30,660)	USD	1,500,000	(14,494)	16,166
USD versus CNH	Call	Bank of America, N.A.	10/20/2021	CNH	6.80	(24,103)	USD	2,500,000	(9,683)	14,420
USD versus CNH	Call	J.P. Morgan Chase Bank, N.A.	08/16/2021	CNH	6.67	(15,820)	USD	2,000,000	(7,030)	8,790
USD versus CNH	Call	Morgan Stanley and Co. International PLC	08/05/2021	CNH	6.85	(45,030)	USD	3,000,000	(2,850)	42,180
USD versus COP	Call	Goldman Sachs International	08/02/2021	COP	3,930.00	(74,898)	USD	6,000,000	(88,482)	(13,584)
USD versus INR	Call	Bank of America, N.A.	08/05/2021	INR	77.15	(10,752)	USD	1,500,000	(8,169)	2,583
USD versus INR	Call	Standard Chartered Bank PLC	06/21/2021	INR	78.05	(12,344)	USD	1,500,000	(1,676)	10,668

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                      Invesco Emerging Markets Local Debt Fund

Open Over-The-Counter Foreign Currency Options Written(a) –(continued)
										Unrealized
	Type of		Expiration	Exercise		Premiums	Notional			Appreciation
Description	Contract	Counterparty	Date	Price		Received	Value		Value	(Depreciation)
USD versus INR	Call	Standard Chartered Bank PLC	08/05/2021	INR	77.00	$(11,108)	USD	1,500,000	$(8,729)	$ 2,379
USD versus PLN	Call	J.P. Morgan Chase Bank, N.A.	06/15/2021	PLN	3.86	(17,850)	USD	1,500,000	(9,013)	8,837
USD versus RUB	Call	Goldman Sachs International	05/21/2021	RUB	82.25	(26,818)	USD	1,500,000	(1,344)	25,474
USD versus ZAR	Call	J.P. Morgan Chase Bank, N.A.	06/18/2021	ZAR	16.15	(29,550)	USD	1,500,000	(4,199)	25,351
USD versus ZAR	Call	J.P. Morgan Chase Bank, N.A.	06/21/2021	ZAR	16.43	(29,722)	USD	1,500,000	(3,351)	26,371
Subtotal – Foreign Currency Call Options Written						(396,339)			(191,883)	204,456
Currency Risk
EUR versus HUF	Put	J.P. Morgan Chase Bank, N.A.	08/26/2021	HUF	355.00	(27,487)	EUR	6,750,000	(40,843)	(13,356)
USD versus COP	Put	Goldman Sachs International	08/02/2021	COP	3,487.00	(52,884)	USD	12,000,000	(48,756)	4,128
USD versus RUB	Put	J.P. Morgan Chase Bank, N.A.	07/30/2021	RUB	71.70	(42,300)	USD	7,500,000	(42,450)	(150)
USD versus RUB	Put	Morgan Stanley and Co. International PLC	06/01/2021	RUB	72.80	(29,025)	USD	7,500,000	(22,815)	6,210
USD versus ZAR	Put	J.P. Morgan Chase Bank, N.A.	07/27/2021	ZAR	14.00	(72,900)	USD	6,000,000	(57,828)	15,072
Subtotal – Foreign Currency Put Options Written						(224,596)			(212,692)	11,904
Total – Foreign Currency Options Written						$(620,935)			$(404,575)	$216,360

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $540,000.

Open Forward Foreign Currency Contracts
						Unrealized
Settlement		Contract to				Appreciation
Date	Counterparty	Deliver		Receive		(Depreciation)
Currency Risk
06/16/2021	Bank of America, N.A.	USD	2,211,700	HUF	680,120,000	$ 58,341
06/16/2021	Bank of America, N.A.	USD	5,353,987	RUB	412,000,000	96,432
05/04/2021	Barclays Bank PLC	BRL	26,386,764	USD	4,883,182	25,575
05/04/2021	Barclays Bank PLC	USD	4,617,712	BRL	26,386,764	239,894
06/16/2021	Citibank, N.A.	PEN	27,730,000	USD	7,506,361	175,498
06/16/2021	Citibank, N.A.	RUB	600,985,000	USD	8,064,044	113,510
06/16/2021	Citibank, N.A.	USD	1,129,620	PLN	4,340,000	15,064
06/16/2021	Goldman Sachs International	TRY	11,870,000	USD	1,506,345	103,709
06/16/2021	Goldman Sachs International	USD	1,474,819	ILS	4,893,450	32,301
06/16/2021	Goldman Sachs International	USD	3,743,280	KRW	4,247,200,000	55,862
06/16/2021	Goldman Sachs International	USD	3,895,799	MXN	81,520,000	109,431
08/04/2021	Goldman Sachs International	COP	6,720,660,000	USD	1,800,000	17,206
09/03/2021	Goldman Sachs International	BRL	2,022,094	USD	380,000	11,996
05/04/2021	J.P. Morgan Chase Bank, N.A.	BRL	4,490,000	USD	830,927	4,352
05/12/2021	J.P. Morgan Chase Bank, N.A.	RUB	104,182,400	USD	1,400,000	15,817
05/12/2021	J.P. Morgan Chase Bank, N.A.	USD	450,000	KRW	507,780,000	4,234
06/16/2021	J.P. Morgan Chase Bank, N.A.	COP	34,777,740,000	USD	9,849,261	603,231
06/16/2021	J.P. Morgan Chase Bank, N.A.	IDR	28,673,964,700	USD	1,982,437	10,701
06/16/2021	J.P. Morgan Chase Bank, N.A.	INR	354,995,000	USD	4,809,157	54,084
06/16/2021	J.P. Morgan Chase Bank, N.A.	PEN	6,380,000	USD	1,691,612	4,959
06/16/2021	J.P. Morgan Chase Bank, N.A.	TRY	26,967,663	USD	3,405,653	218,980
06/16/2021	J.P. Morgan Chase Bank, N.A.	USD	3,836,953	BRL	20,996,764	13,536

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                      Invesco Emerging Markets Local Debt Fund

Open Forward Foreign Currency Contracts–(continued)

						Unrealized
Settlement		Contract to				Appreciation
Date	Counterparty	Deliver		Receive		(Depreciation)

06/16/2021	J.P. Morgan Chase Bank, N.A.	USD	15,112,164	CNY	98,872,650	$108,086

06/16/2021	J.P. Morgan Chase Bank, N.A.	USD	3,108,274	CZK	68,209,700	62,773

06/16/2021	J.P. Morgan Chase Bank, N.A.	USD	5,006,090	HUF	1,536,003,200	120,640

06/16/2021	J.P. Morgan Chase Bank, N.A.	USD	251,491	KRW	284,230,000	2,754

06/16/2021	J.P. Morgan Chase Bank, N.A.	USD	23,318,005	MXN	487,061,460	612,236

06/16/2021	J.P. Morgan Chase Bank, N.A.	USD	13,593,422	PLN	52,416,160	231,454

06/16/2021	J.P. Morgan Chase Bank, N.A.	USD	3,335,517	RON	13,750,000	15,646

06/16/2021	J.P. Morgan Chase Bank, N.A.	USD	2,032,681	RUB	154,830,000	15,592

06/16/2021	J.P. Morgan Chase Bank, N.A.	USD	1,119,490	THB	35,110,000	7,804

06/17/2021	J.P. Morgan Chase Bank, N.A.	PLN	1,097,760	USD	300,000	10,461

06/17/2021	J.P. Morgan Chase Bank, N.A.	USD	3,111,763	ZAR	47,067,800	114,117

07/15/2021	J.P. Morgan Chase Bank, N.A.	USD	1,115,162	EUR	940,000	16,629

06/16/2021	Morgan Stanley and Co. International PLC	BRL	1,389,420	USD	270,000	15,201

06/16/2021	Morgan Stanley and Co. International PLC	USD	1,715,491	RUB	131,760,000	27,585

06/23/2021	Morgan Stanley and Co. International PLC	USD	150,000	MXN	3,063,000	374

08/09/2021	Morgan Stanley and Co. International PLC	USD	1,627,821	CNY	10,970,000	53,541

06/16/2021	Standard Chartered Bank PLC	INR	37,480,000	USD	508,721	6,685

06/16/2021	Standard Chartered Bank PLC	USD	1,622,640	MYR	6,720,000	13,815

06/16/2021	Standard Chartered Bank PLC	USD	1,606,765	PEN	6,080,000	579

Subtotal–Appreciation						3,420,685

Currency Risk

06/16/2021	Bank of America, N.A.	INR	22,545,000	USD	300,000	(1,985)

06/16/2021	Citibank, N.A.	MXN	91,512,400	USD	4,372,746	(123,429)

06/16/2021	Citibank, N.A.	USD	4,113,702	MXN	82,815,000	(44,847)

06/17/2021	Citibank, N.A.	ZAR	13,610,000	USD	899,371	(33,416)

06/16/2021	Goldman Sachs International	ILS	4,893,450	USD	1,503,266	(3,855)

06/16/2021	Goldman Sachs International	USD	2,990,665	TRY	23,647,187	(196,360)

06/17/2021	Goldman Sachs International	ZAR	29,669,000	USD	1,958,104	(75,316)

05/04/2021	J.P. Morgan Chase Bank, N.A.	BRL	20,996,764	USD	3,849,086	(16,262)

05/04/2021	J.P. Morgan Chase Bank, N.A.	USD	4,712,739	BRL	25,486,764	(20,815)

05/10/2021	J.P. Morgan Chase Bank, N.A.	MXN	12,731,700	USD	600,000	(28,091)

05/12/2021	J.P. Morgan Chase Bank, N.A.	KRW	2,567,250,000	USD	2,250,000	(46,528)

05/12/2021	J.P. Morgan Chase Bank, N.A.	USD	2,400,000	KRW	2,680,080,000	(2,540)

06/16/2021	J.P. Morgan Chase Bank, N.A.	CZK	28,150,000	USD	1,282,289	(26,396)

06/16/2021	J.P. Morgan Chase Bank, N.A.	HUF	253,890,000	USD	827,560	(19,850)

06/16/2021	J.P. Morgan Chase Bank, N.A.	MXN	430,906,000	USD	20,590,088	(581,130)

06/16/2021	J.P. Morgan Chase Bank, N.A.	PLN	10,744,390	USD	2,767,155	(66,703)

06/16/2021	J.P. Morgan Chase Bank, N.A.	RON	32,240,000	USD	7,834,941	(22,620)

06/16/2021	J.P. Morgan Chase Bank, N.A.	TRY	23,393,250	USD	2,585,714	(178,584)

06/16/2021	J.P. Morgan Chase Bank, N.A.	USD	761,941	CZK	16,330,000	(2,765)

06/16/2021	J.P. Morgan Chase Bank, N.A.	USD	1,859,098	INR	137,880,000	(12,229)

06/16/2021	J.P. Morgan Chase Bank, N.A.	USD	951,563	MXN	19,110,000	(12,652)

06/16/2021	J.P. Morgan Chase Bank, N.A.	USD	3,171,736	PEN	11,940,000	(15,208)

06/16/2021	J.P. Morgan Chase Bank, N.A.	USD	3,860,762	THB	118,901,809	(43,125)

06/16/2021	J.P. Morgan Chase Bank, N.A.	USD	1,648,308	TRY	12,450,000	(177,136)

06/17/2021	J.P. Morgan Chase Bank, N.A.	PLN	670,000	USD	168,982	(7,733)

06/17/2021	J.P. Morgan Chase Bank, N.A.	USD	1,547,385	ZAR	22,150,000	(29,293)

06/17/2021	J.P. Morgan Chase Bank, N.A.	ZAR	135,156,730	USD	8,952,486	(310,733)

07/15/2021	J.P. Morgan Chase Bank, N.A.	EUR	850,000	USD	1,017,586	(5,842)

07/29/2021	J.P. Morgan Chase Bank, N.A.	USD	1,920,000	ZAR	27,920,640	(16,931)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                      Invesco Emerging Markets Local Debt Fund

Open Forward Foreign Currency Contracts–(continued)

						Unrealized
Settlement		Contract to				Appreciation
Date	Counterparty	Deliver		Receive		(Depreciation)

08/02/2021	J.P. Morgan Chase Bank, N.A.	RUB	69,777,000	USD	900,000	$(16,864)

05/04/2021	Morgan Stanley and Co. International PLC	BRL	9,880,000	USD	1,708,013	(110,822)

05/04/2021	Morgan Stanley and Co. International PLC	USD	1,828,411	BRL	9,880,000	(9,576)

06/02/2021	Morgan Stanley and Co. International PLC	RUB	65,322,500	USD	850,000	(15,853)

06/16/2021	Morgan Stanley and Co. International PLC	CLP	2,129,065,000	USD	2,960,736	(34,104)

06/16/2021	Morgan Stanley and Co. International PLC	MXN	84,663,300	USD	4,091,812	(77,062)

06/16/2021	Morgan Stanley and Co. International PLC	PEN	5,880,000	USD	1,535,918	(18,553)

06/16/2021	Morgan Stanley and Co. International PLC	USD	1,644,643	COP	6,014,460,000	(45,635)

06/16/2021	Morgan Stanley and Co. International PLC	USD	8,759,021	RUB	655,995,696	(80,740)

08/09/2021	Morgan Stanley and Co. International PLC	CNY	6,057,900	USD	900,000	(28,489)

09/03/2021	Morgan Stanley and Co. International PLC	BRL	10,260,000	USD	1,759,742	(107,493)

06/16/2021	Standard Chartered Bank PLC	KRW	2,614,850,000	USD	2,338,028	(969)

06/16/2021	Standard Chartered Bank PLC	MYR	10,655,000	USD	2,579,966	(14,741)

Subtotal–Depreciation						(2,683,275)

Total Forward Foreign Currency Contracts						$737,410

		Open Centrally Cleared Interest Rate Swap Agreements(a)
Pay/			(Pay)/					Upfront
Receive			Receive					Payments		Unrealized
Floating		Payment	Fixed	Payment	Maturity			Paid		Appreciation
Rate	Floating Rate Index	Frequency	Rate	Frequency	Date	Notional Value		(Received)	Value	(Depreciation)
Interest Rate Risk
Pay	3 Month WIBOR	Quarterly	0.89%	Annually	05/05/2023	PLN	19,020,000	$–	$820	$ 820
Pay	3 Month CZK PRIBOR	Quarterly	0.58	Annually	04/29/2022	CZK	283,000,000	–	1,239	1,239
Pay	FBIL Overnight MIBOR	At Maturity	4.62	At Maturity	04/25/2023	INR	1,650,000,000	–	2,744	2,744
Pay	3 Month COOVIBR	Quarterly	5.20	Quarterly	08/01/2029	COP	6,155,000,000	–	2,961	2,961
Pay	3 Month CNRR007	Quarterly	2.85	Quarterly	12/04/2025	CNY	20,000,000	–	14,444	14,444
Receive	3 Month JIBAR	Quarterly	(7.15)	Quarterly	02/24/2031	ZAR	7,600,000	50	15,044	14,994
Pay	3 Month CNRR007	Quarterly	2.87	Quarterly	11/23/2025	CNY	20,000,000	–	17,559	17,559
Receive	3 Month JIBAR	Quarterly	(6.75)	Quarterly	02/15/2031	ZAR	4,700,000	–	18,352	18,352
Receive	6 Month BUBOR	Semi-Annually	(2.41)	Annually	04/23/2031	HUF	505,000,000	–	21,227	21,227
Pay	1 Month BZDIOVRA	At Maturity	8.25	At Maturity	01/04/2027	BRL	17,822,705	–	23,010	23,010
Receive	6 Month FBIL Overnight MIBOR	Semi-Annually	(5.05)	Semi-Annually	04/23/2026	INR	350,000,000	–	23,617	23,617
Pay	28 Day MXN TIIE	28 Day	5.59	28 Day	03/27/2023	MXN	355,000,000	–	24,106	24,106
Receive	3 Month USD LIBOR	Semi-Annually	(2.21)	Quarterly	04/19/2031	USD	8,600,000	–	64,223	64,223
Receive	28 Day MXN TIIE	28 Day	(5.54)	28 Day	01/24/2031	MXN	26,000,000	–	128,166	128,166
Receive	28 Day MXN TIIE	28 Day	(7.07)	28 Day	12/12/2029	MXN	132,900,000	–	158,833	158,833
Receive	28 Day MXN TIIE	28 Day	(5.45)	28 Day	12/05/2030	MXN	38,000,000	–	196,619	196,619
Subtotal – Appreciation								50	712,964	712,914
Interest Rate Risk
Pay	28 Day MXN TIIE	28 Day	4.67	28 Day	07/02/2024	MXN	90,100,000	–	(113,715)	(113,715)
Pay	BZDIOVRA	At Maturity	6.35	At Maturity	01/02/2025	BRL	17,323,234	–	(110,796)	(110,796)
Pay	28 Day MXN TIIE	28 Day	5.10	28 Day	10/17/2025	MXN	65,000,000	–	(106,359)	(106,359)
Pay	28 Day MXN TIIE	28 Day	6.91	28 Day	12/16/2026	MXN	306,300,000	–	(104,092)	(104,092)
Pay	BZDIOVRA	At Maturity	7.26	At Maturity	01/02/2029	BRL	5,434,322	–	(65,929)	(65,929)
Pay	3 Month JIBAR	Quarterly	7.48	Quarterly	02/15/2036	ZAR	7,500,000	–	(37,787)	(37,787)
Pay	3 Month CNRR007	Quarterly	1.99	Quarterly	06/15/2022	CNY	35,000,000	–	(27,983)	(27,983)
Pay	28 Day MXN TIIE	28 Day	5.32	28 Day	04/17/2023	MXN	335,700,000	–	(26,972)	(26,972)
Pay	3 Month CNRR007	Quarterly	2.11	Quarterly	06/30/2022	CNY	37,000,000	–	(22,919)	(22,919)
Pay	1 Month BZDIOVRA	At Maturity	7.20	At Maturity	01/02/2025	BRL	20,144,986	–	(21,747)	(21,747)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                      Invesco Emerging Markets Local Debt Fund

Open Centrally Cleared Interest Rate Swap Agreements(a) –(continued)
Pay/			(Pay)/					Upfront
Receive			Receive					Payments		Unrealized
Floating		Payment	Fixed	Payment	Maturity			Paid		Appreciation
Rate	Floating Rate Index	Frequency	Rate	Frequency	Date	Notional Value		(Received)	Value	(Depreciation)
Pay	28 Day MXN TIIE	28 Day	5.52%	28 Day	12/05/2024	MXN	75,000,000	$–	$(17,910)	$ (17,910)
Pay	28 Day MXN TIIE	28 Day	5.38	28 Day	04/21/2023	MXN	315,000,000	–	(17,113)	(17,113)
Pay	3 Month CNRR007	Quarterly	2.23	Quarterly	07/07/2022	CNY	36,370,000	–	(15,197)	(15,197)
Pay	6 Month THBFIX	Semi-Annually	0.77	Semi-Annually	05/29/2025	THB	100,000,000	–	(10,356)	(10,356)
Pay	28 Day MXN TIIE	28 Day	6.20	28 Day	06/03/2027	MXN	27,000,000	–	(7,444)	(7,444)
Pay	6 Month BUBOR	Semi-Annually	1.30	Annually	04/23/2023	HUF	2,300,000,000	–	(7,118)	(7,118)
Pay	28 Day MXN TIIE	28 Day	5.41	28 Day	04/27/2023	MXN	105,500,000	–	(4,937)	(4,937)
Pay	3 Month CZK PRIBOR	Quarterly	0.57	Annually	04/16/2022	CZK	425,000,000	–	(2,620)	(2,620)
Receive	6 Month WIBOR	Annually	(1.45)	Semi-Annually	05/05/2026	PLN	3,870,000	–	(893)	(893)
Pay	3 Month WIBOR	Quarterly	0.85	Annually	05/04/2023	PLN	20,000,000	–	(879)	(879)
Receive	6 Month WIBOR	Annually	(1.44)	Semi-Annually	05/04/2026	PLN	4,000,000	–	(10)	(10)
Subtotal – Depreciation								–	(722,776)	(722,776)
Total Centrally Cleared Interest Rate Swap Agreements								$50	$(9,812)	$ (9,862)

(a)	Centrally cleared swap agreements collateralized by $2,239,140 cash held with counterparties.

		Open Over-The-Counter Interest Rate Swap Agreements(a)
	Pay/			(Pay)/					Upfront
	Receive			Received					Payments		Unrealized
	Floating	Floating Rate	Payment	Fixed	Payment	Maturity	Notional		Paid		Appreciation
Counterparty	Rate	Index	Frequency	Rate	Frequency	Date	Value		(Received)	Value	(Depreciation)
Interest Rate Risk
Goldman Sachs International	Pay	3 Month RUB MOSKP	Quarterly	8.54%	Annually	05/08/2024	RUB	485,000,000	$–	$257,168	$257,168
Citibank, N.A.	Pay	3 Month RUB MOSKP	Quarterly	8.32	Annually	05/30/2024	RUB	125,500,000	–	58,330	58,330
Subtotal–Appreciation									–	315,498	315,498
Interest Rate Risk
Goldman Sachs International	Pay	3 Month RUB MOSKP	Quarterly	4.83	Annually	11/10/2022	RUB	200,000,000	–	(78,370)	(78,370)
Total Over-The-Counter Interest Rate Swap Agreements									$–	$237,128	$237,128

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $540,000.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                      Invesco Emerging Markets Local Debt Fund

Abbreviations:

BRL	–Brazilian Real
BUBOR	–Budapest Interbank Offered Rate
BZDIOVRA	–Brazil Ceptip DI Interbank Deposit Rate
CLP	–Chile Peso
CNH	–Chinese Renminbi
CNRR007	–China 7-Day Reverse Repo Rate
CNY	–Chinese Yuan Renminbi
COOVIBR	–Colombia IBR Overnight Nominal Interbank Reference Rate
COP	–Colombia Peso
CZK	–Czech Koruna
EUR	–Euro
FBIL	–Financial Benchmarks India Private Ltd.
HUF	–Hungarian Forint
IDR	–Indonesian Rupiah
ILS	–Israel Shekel
INR	–Indian Rupee
JIBAR	–Johannesburg Interbank Average Rate
KRW	–South Korean Won
LIBOR	–London Interbank Offered Rate
MIBOR	–Mumbai Interbank Offered Rate
MOSKP	–Moscow Prime Offered Rate
MXN	–Mexican Peso
MYR	–Malaysian Ringgit
PEN	–Peruvian Sol
PLN	–Polish Zloty
PRIBOR	–Prague Interbank Offerred Rate
RON	–Romania New Leu
RUB	–Russian Ruble
THB	–Thai Baht
THBFIX	–Thai Baht Interest Rate Fixing
TIIE	–Interbank Equilibrium Interest Rate
TRY	–Turkish Lira
USD	–U.S. Dollar
WIBOR	–Warsaw Interbank Offered Rate
ZAR	–South African Rand

Portfolio Composition

By sector, based on Net Assets

as of April 30, 2021

Sovereign Debt	75.08%
Energy	3.69
Financials	3.18
Other Sectors, Each Less than 2% of Net Assets	0.58
Money Market Funds Plus Other Assets Less Liabilities	17.47

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                      Invesco Emerging Markets Local Debt Fund

Statement of Assets and Liabilities

April 30, 2021

(Unaudited)

Assets:
Investments in securities, at value (Cost $134,723,916)	$129,381,236

Investments in affiliated money market funds, at value (Cost $13,860,841)	13,860,841

Other investments:
Unrealized appreciation on swap agreements – OTC	315,498

Unrealized appreciation on forward foreign currency contracts outstanding	3,420,685

Deposits with brokers:
Cash collateral – centrally cleared swap agreements	2,239,140

Cash collateral – OTC Derivatives	540,000

Cash	451,371

Foreign currencies, at value (Cost $3,902,556)	3,818,061

Receivable for:
Investments sold	2,239,178

Fund shares sold	156,903

Dividends	2,180

Interest	3,059,710

Investment for trustee deferred compensation and retirement plans	28,812

Other assets	705,041

Total assets	160,218,656

Liabilities:
Other investments:
Options written, at value (premiums received $620,935)	404,575

Variation margin payable – centrally cleared swap agreements	97,597

Unrealized depreciation on forward foreign currency contracts outstanding	2,683,275

Unrealized depreciation on swap agreements–OTC	78,370

Payable for:
Investments purchased	43,590

Dividends	192,176

Fund shares reacquired	72,646

Accrued foreign taxes	89,614

Accrued fees to affiliates	72,780

Accrued trustees’ and officers’ fees and benefits	333

Accrued other operating expenses	143,446

Trustee deferred compensation and retirement plans	28,812

Total liabilities	3,907,214

Net assets applicable to shares outstanding	$156,311,442

Net assets consist of:
Shares of beneficial interest	$164,486,007

Distributable earnings (loss)	(8,174,565)

$156,311,442

Net Assets:
Class A	$38,030,090

Class C	$9,374,763

Class R	$2,028,047

Class Y	$101,436,773

Class R5	$9,930

Class R6	$5,431,839

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	5,774,480

Class C	1,422,818

Class R	307,965

Class Y	15,392,130

Class R5	1,508

Class R6	824,745

Class A:
Net asset value per share	$6.59

Maximum offering price per share (Net asset value of $6.59 ÷ 95.75%)	$6.88

Class C:
Net asset value and offering price per share	$6.59

Class R:
Net asset value and offering price per share	$6.59

Class Y:
Net asset value and offering price per share	$6.59

Class R5:
Net asset value and offering price per share	$6.58

Class R6:
Net asset value and offering price per share	$6.59

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                     Invesco Emerging Markets Local Debt Fund

Statement of Operations

For the six months ended April 30, 2021

(Unaudited)

Investment income:

Interest (net of foreign withholding taxes of $242,664)	$3,985,296

Dividends from affiliated money market funds	1,001

Total investment income	3,986,297

Expenses:

Advisory fees	517,212

Administrative services fees	10,850

Custodian fees	63,434

Distribution fees:
Class A	47,578

Class C	52,795

Class R	5,525

Transfer agent fees – A, C, R and Y	145,402

Transfer agent fees – R5	3

Transfer agent fees – R6	1,555

Trustees’ and officers’ fees and benefits	11,554

Registration and filing fees	38,455

Reports to shareholders	17,034

Professional services fees	32,549

Other	12,730

Total expenses	956,676

Less: Fees waived, expenses reimbursed and/or expense offset arrangement(s)	(145,204)

Net expenses	811,472

Net investment income	3,174,825

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities (net of foreign taxes of $70,718)	1,607,697

Affiliated investment securities	(195)

Foreign currencies	120,336

Forward foreign currency contracts	(1,057,923)

Futures contracts	208,176

Option contracts written	430,146

Swap agreements	(79,509)

1,228,728

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities (net of foreign taxes of $90,297)	(478,908)

Affiliated investment securities	175

Foreign currencies	(52,413)

Forward foreign currency contracts	(542,923)

Option contracts written	684,649

Swap agreements	(386,249)

(775,669)

Net realized and unrealized gain	453,059

Net increase in net assets resulting from operations	$3,627,884

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                      Invesco Emerging Markets Local Debt Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2021 and the year ended October 31, 2020

(Unaudited)

	April 30, 2021	October 31, 2020

Operations:
Net investment income	$3,174,825	$7,322,386

Net realized gain (loss)	1,228,728	(21,389,737)

Change in net unrealized appreciation (depreciation)	(775,669)	4,053,160

Net increase (decrease) in net assets resulting from operations	3,627,884	(10,014,191)

Distributions to shareholders from distributable earnings:
Class A	(696,219)	(441,090)

Class C	(140,753)	(108,727)

Class R	(35,326)	(20,843)

Class Y	(1,778,618)	(1,366,896)

Class R5	(194)	(107)

Class R6	(97,458)	(206,870)

Total distributions from distributable earnings	(2,748,568)	(2,144,533)

Return of capital:
Class A	–	(1,207,760)

Class C	–	(297,707)

Class R	–	(57,069)

Class Y	–	(3,742,728)

Class R5	–	(292)

Class R6	–	(566,432)

Total return of capital	–	(5,871,988)

Total distributions	(2,748,568)	(8,016,521)

Share transactions–net:
Class A	1,127,796	(8,704,406)

Class C	(2,294,888)	(2,638,455)

Class R	(189,566)	(235,620)

Class Y	8,793,223	(58,611,619)

Class R6	1,226,128	(17,502,891)

Net increase (decrease) in net assets resulting from share transactions	8,662,693	(87,692,991)

Net increase (decrease) in net assets	9,542,009	(105,723,703)

Net assets:
Beginning of period	146,769,433	252,493,136

End of period	$156,311,442	$146,769,433

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                      Invesco Emerging Markets Local Debt Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income		Return of capital		Total distributions		Net asset value, end of period	Total return(b)		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed(c)		Ratio of net investment income to average net assets		Portfolio turnover(d)
Class A
Six months ended 04/30/21	$6.53	$0.14		$0.04	$0.18	$(0.12)		$–		$(0.12)		$6.59	2.73%		$38,030	1.15	%(e)	1.38	%(e)	4.13	%(e)	42%
Year ended 10/31/20	6.99	0.24		(0.45)	(0.21)	(0.07)		(0.18)		(0.25)		6.53	(3.01	)(f)	36,680	1.15	(f)	1.28	(f)	3.57	(f)	50
Five months ended 10/31/19	6.68	0.16		0.30	0.46	(0.09)		(0.06)		(0.15)		6.99	6.99		48,921	1.15	(g)	1.32	(g)	5.66	(g)	21
Year ended 05/31/19	7.02	0.39		(0.34)	0.05	(0.18)		(0.21)		(0.39)		6.68	0.85		44,188	1.16		1.27		5.82		67
Year ended 05/31/18	7.38	0.42		(0.36)	0.06	(0.40)		(0.02)		(0.42)		7.02	0.62		55,015	1.15		1.29		5.60		48
Year ended 05/31/17	7.17	0.44		0.45	0.89	–		(0.68)		(0.68)		7.38	13.03		44,710	1.24		1.44		6.03		87
Year ended 05/31/16	7.80	0.53		(0.65)	(0.12)	–		(0.51)		(0.51)		7.17	(1.29)		47,515	1.25		1.51		7.37		108
Class C
Six months ended 04/30/21	6.53	0.11		0.04	0.15	(0.09)		–		(0.09)		6.59	2.29		9,375	2.00	(e)	2.13	(e)	3.28	(e)	42
Year ended 10/31/20	6.99	0.18		(0.45)	(0.27)	(0.05)		(0.14)		(0.19)		6.53	(3.83)		11,457	2.00		2.04		2.72		50
Five months ended 10/31/19	6.68	0.14		0.30	0.44	(0.08)		(0.05)		(0.13)		6.99	6.61		15,332	2.00	(g)	2.08	(g)	4.81	(g)	21
Year ended 05/31/19	7.02	0.33		(0.34)	(0.01)	(0.15)		(0.18)		(0.33)		6.68	(0.14)		16,488	2.01		2.04		4.97		67
Year ended 05/31/18	7.38	0.36		(0.36)	–	(0.34)		(0.02)		(0.36)		7.02	(0.09)		19,932	2.00		2.05		4.75		48
Year ended 05/31/17	7.17	0.38		0.46	0.84	–		(0.63)		(0.63)		7.38	12.18		13,633	2.00		2.24		5.27		87
Year ended 05/31/16	7.80	0.46		(0.63)	(0.17)	–		(0.46)		(0.46)		7.17	(2.03)		8,183	2.00		2.38		6.38		108
Class R
Six months ended 04/30/21	6.53	0.13		0.04	0.17	(0.11)		–		(0.11)		6.59	2.55		2,028	1.50	(e)	1.63	(e)	3.78	(e)	42
Year ended 10/31/20	6.99	0.21		(0.45)	(0.24)	(0.06)		(0.16)		(0.22)		6.53	(3.35)		2,195	1.50		1.54		3.22		50
Five months ended 10/31/19	6.68	0.15		0.30	0.45	(0.09)		(0.05)		(0.14)		6.99	6.84		2,588	1.50	(g)	1.58	(g)	5.31	(g)	21
Year ended 05/31/19	7.02	0.36		(0.34)	0.02	(0.17)		(0.19)		(0.36)		6.68	0.50		2,603	1.51		1.54		5.47		67
Year ended 05/31/18	7.38	0.39		(0.36)	0.03	(0.37)		(0.02)		(0.39)		7.02	0.27		2,935	1.50		1.55		5.25		48
Year ended 05/31/17	7.17	0.42		0.45	0.87	–		(0.66)		(0.66)		7.38	12.74		2,023	1.50		1.73		5.77		87
Year ended 05/31/16	7.80	0.51		(0.65)	(0.14)	–		(0.49)		(0.49)		7.17	(1.54)		1,550	1.50		1.87		7.01		108
Class Y
Six months ended 04/30/21	6.54	0.15		0.03	0.18	(0.13)		–		(0.13)		6.59	2.67		101,437	0.95	(e)	1.13	(e)	4.33	(e)	42
Year ended 10/31/20	7.00	0.25		(0.45)	(0.20)	(0.07)		(0.19)		(0.26)		6.54	(2.80)		92,205	0.95		1.04		3.77		50
Five months ended 10/31/19	6.68	0.17		0.31	0.48	(0.10)		(0.06)		(0.16)		7.00	7.24		162,754	0.95	(g)	1.08	(g)	5.86	(g)	21
Year ended 05/31/19	7.03	0.40		(0.35)	0.05	(0.19)		(0.21)		(0.40)		6.68	0.91		143,684	0.96		1.03		6.02		67
Year ended 05/31/18	7.38	0.44		(0.35)	0.09	(0.41)		(0.03)		(0.44)		7.03	0.96		162,875	0.95		1.04		5.80		48
Year ended 05/31/17	7.17	0.46		0.45	0.91	–		(0.70)		(0.70)		7.38	13.35		50,516	0.95		1.22		6.33		87
Year ended 05/31/16	7.79	0.54		(0.63)	(0.09)	–		(0.53)		(0.53)		7.17	(0.87)		3,437	0.95		1.35		7.48		108
Class R5
Six months ended 04/30/21	6.53	0.15		0.03	0.18	(0.13)		–		(0.13)		6.58	2.70		10	0.90	(e)	0.99	(e)	438	(e)	42
Year ended 10/31/20	6.99	0.25		(0.45)	(0.20)	(0.07)		(0.19)		(0.26)		6.53	(2.74)		10	0.90		0.93		3.82		50
Five months ended 10/31/19	6.67	0.17		0.31	0.48	(0.10)		(0.06)		(0.16)		6.99	7.27		11	0.90	(g)	1.00	(g)	5.91	(g)	21
Period ended 05/31/19(h)	6.63	0.00	(i)	0.04	0.04	(0.00	)(i)	(0.00	)(i)	(0.00	)(i)	6.67	0.64		10	0.85	(g)	0.85	(g)	6.13	(g)	67
Class R6
Six months ended 04/30/21	6.53	0.15		0.04	0.19	(0.13)		–		(0.13)		6.59	2.88		5,432	0.85	(e)	0.99	(e)	4.43	(e)	42
Year ended 10/31/20	6.99	0.26		(0.45)	(0.19)	(0.07)		(0.20)		(0.27)		6.53	(2.72)		4,222	0.85		0.93		3.87		50
Five months ended 10/31/19	6.67	0.17		0.31	0.48	(0.10)		(0.06)		(0.16)		6.99	7.29		22,887	0.85	(g)	0.95	(g)	5.96	(g)	21
Year ended 05/31/19	7.02	0.41		(0.35)	0.06	(0.19)		(0.22)		(0.41)		6.67	1.01		8,604	0.86		0.91		6.12		67
Year ended 05/31/18	7.37	0.44		(0.35)	0.09	(0.41)		(0.03)		(0.44)		7.02	1.05		7,601	0.85		0.87		5.90		48
Year ended 05/31/17	7.16	0.46		0.46	0.92	–		(0.71)		(0.71)		7.37	13.47		8,089	0.85		1.03		6.42		87
Year ended 05/31/16	7.79	0.54		(0.63)	(0.09)	–		(0.54)		(0.54)		7.16	(0.91)		2,325	0.85		1.11		7.57		108

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Does not include indirect expenses from affiliated fund fees and expenses of 0.00% for the five months ended October 31, 2019 and the years ended May 31, 2019, 2018, 2017, and 2016, respectively.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)

Ratios are annualized and based on average daily net assets (000’s omitted) of $39,372, $10,646, $2,228, $94,829, $10 and $5,038 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

(f)	The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.24% for the year ended October 31, 2020.
(g)	Annualized.
(h)	For the period from after the close of business on May 24, 2019 (inception of offering) to May 31, 2019.
(i)	Amount represents less than 0.005%.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                      Invesco Emerging Markets Local Debt Fund

Notes to Financial Statements

April 30, 2021

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Emerging Markets Local Debt Fund (the “Fund”) is a series portfolio of AIM Investment Funds (Invesco Investment Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

    The Fund’s investment objective is to seek total return.

    The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for ten years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the tenth anniversary after a purchase of Class C shares. Effective November 30, 2020, the automatic conversion pursuant to the Conversion Feature changed from ten years to eight years. The first conversion of Class C shares to Class A shares occurred at the end of December 2020 for all Class C shares that were held for more than eight years as of November 30, 2020.

    The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

    The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

    Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

    A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

    Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

    Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.

    Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

    Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

    Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

    The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

    Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from

17                      Invesco Emerging Markets Local Debt Fund

settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

    The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

    Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

    The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

    The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

    The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

    The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

J.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

    The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

    A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized

18                      Invesco Emerging Markets Local Debt Fund

gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

K.

Call Options Purchased and Written – The Fund may write covered call options and/or buy call options. A covered call option gives the purchaser of such option the right to buy, and the writer the obligation to sell, the underlying security or foreign currency at the stated exercise price during the option period. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written.

    Additionally, the Fund may enter into an option on a swap agreement, also called a “swaption”. A swaption is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based premium. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the Counterparties.

    When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability in the Statement of Assets and Liabilities. The amount of the liability is subsequently “marked-to-market” to reflect the current market value of the option written. If a written covered call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written covered call option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized and unrealized gains and losses on call options written are included in the Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Option contracts written. A risk in writing a covered call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

    When the Fund buys a call option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities. The amount of the investment is subsequently “marked-to-market” to reflect the current value of the option purchased. Realized and unrealized gains and losses on call options purchased are included in the Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

L.

Put Options Purchased and Written – The Fund may purchase and write put options including options on securities indexes, or foreign currency and/or futures contracts. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option’s underlying instrument may be a security, securities index, or a futures contract.

    Additionally, the Fund may enter into an option on a swap agreement, also called a “swaption”. A swaption is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based premium. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the Counterparties.

    Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund’s resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the underlying portfolio securities. The Fund may write put options to earn additional income in the form of option premiums if it expects the price of the underlying instrument to remain stable or rise during the option period so that the option will not be exercised. The risk in this strategy is that the price of the underlying securities may decline by an amount greater than the premium received. Put options written are reported as a liability in the Statement of Assets and Liabilities. Realized and unrealized gains and losses on put options purchased and put options written are included in the Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities and Option contracts written, respectively. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

M.

Swap Agreements – The Fund may enter into various swap transactions, including interest rate, total return, index, currency and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between Counterparties. A swap agreement may be negotiated bilaterally and traded over-the-counter (“OTC”) between two parties (“uncleared/ OTC”) or, in some instances, must be transacted through a future commission merchant (“FCM”) and cleared through a clearinghouse that serves as a central Counterparty (“centrally cleared swap”). These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/ or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

    Interest rate, total return, index, and currency swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

    In a centrally cleared swap, the Fund’s ultimate Counterparty is a central clearinghouse. The Fund initially will enter into centrally cleared swaps through an executing broker. When a fund enters into a centrally cleared swap, it must deliver to the central Counterparty (via the FCM) an amount referred to as “initial margin.” Initial margin requirements are determined by the central Counterparty, but an FCM may require additional initial margin above the amount required by the central Counterparty. Initial margin deposits required upon entering into centrally cleared swaps are satisfied by cash or securities as collateral at the FCM. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is recorded on the Statement of Assets and Liabilities. During the term of a cleared swap agreement, a “variation margin” amount may be required to be paid by the Fund or may be received by the Fund, based on the daily change in price of the underlying reference instrument subject to the swap agreement and is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities until the centrally cleared swap is terminated at which time a realized gain or loss is recorded.

    A CDS is an agreement between Counterparties to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its Counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a Counterparty

19                      Invesco Emerging Markets Local Debt Fund

becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund’s maximum risk of loss from Counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the Counterparty and by the designation of collateral by the Counterparty to cover the Fund’s exposure to the Counterparty.

    Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.

    An interest rate swap is an agreement between Counterparties pursuant to which the parties exchange a floating rate payment for a fixed rate payment based on a specified notional amount.

    Changes in the value of centrally cleared and OTC swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates cash or liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Cash held as collateral is recorded as deposits with brokers on the Statement of Assets and Liabilities. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. Additionally, ISDA master agreements include credit related contingent features which allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event that, for example, the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA master agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. A short position in a security poses more risk than holding the same security long. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited.

    Notional amounts of each individual credit default swap agreement outstanding as of April 30, 2021 for which the Fund is the seller of protection are disclosed in the open swap agreements table. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

N.

LIBOR Risk – The Fund may invest in financial instruments that utilize LIBOR as the reference or benchmark rate for variable interest rate calculations. On July 27, 2017, the head of the United Kingdom’s Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. Although many LIBOR rates will be phased out at the end of 2021 as originally intended, a selection of widely used USD LIBOR rates will continue to be published until June 2023 in order to assist with the transition. There remains uncertainty regarding the effect of the LIBOR transition process and therefore any impact of a transition away from LIBOR on the Fund or the instruments in which the Fund invests cannot yet be determined. There is no assurance that the composition or characteristics of any alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. Any such effects of the transition away from LIBOR and the adoption of alternative reference rates could result in losses to the Fund.

O.

COVID-19 Risk – The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations and supply chains, layoffs, lower consumer demand, and defaults, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally.

    The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

P.

Other Risks – The Fund is non-diversified and may invest in securities of fewer issuers than if it were diversified. Thus, the value of the Fund’s shares may vary more widely and the Fund may be subject to greater market and credit risk than if the Fund invested more broadly.

Q.

Leverage Risk – Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.

R.

Collateral –To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets*	Rate
Up to $500 million	0.700%

Next $500 million	0.650%

Next $4 billion	0.600%

Over $5 billion	0.580%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.

    For the six months ended April 30, 2021, the effective advisory fee rate incurred by the Fund was 0.69%.

    Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.

20                      Invesco Emerging Markets Local Debt Fund

    The Adviser has contractually agreed, through May 31, 2021, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit the total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.15%, 2.00%, 1.50%, 0.95%, 0.90% and 0.85%, respectively, of the Fund’s average daily net assets (the “expense limits”). Effective June 1, 2021 through at least June 30, 2022, the Adviser has agreed to limit expenses for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.50%, 2.25%, 1.75%, 1.25%, 1.25% and 1.25% respectively, of the Fund’s average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause total annual fund operating expenses after fee waivers and/or expense reimbursement to exceed the numbers reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expenses on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate June 30, 2022. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. To the extent that the annualized expense ratio does not exceed the expense limits, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

    Further, the Adviser has contractually agreed, through at least June 30, 2023, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

    For the six months ended April 30, 2021, the Adviser waived advisory fees of $10,457 and reimbursed class level expenses of $39,028, $7,101, $1,475, $85,329, $3 and $1,555 of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

    The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2021, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

    The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2021, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

    The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund pursuant to the Class C and Class R Plan, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2021, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

    Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2021, IDI advised the Fund that IDI retained $3,051 in front-end sales commissions from the sale of Class A shares and $0 and $126 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 - Prices are determined using quoted prices in an active market for identical assets.

Level 2 - Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 - Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

    The following is a summary of the tiered valuation input levels, as of April 30, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Non-U.S. Dollar Denominated Bonds & Notes	$–	$129,024,248	$–	$129,024,248
Money Market Funds	13,860,841	–	–	13,860,841
Options Purchased	–	356,988	–	356,988
Total Investments in Securities	13,860,841	129,381,236	–	143,242,077

Other Investments - Assets*
Forward Foreign Currency Contracts	–	3,420,685	–	3,420,685
Swap Agreements	–	1,028,412	–	1,028,412
	–	4,449,097	–	4,449,097

21                      Invesco Emerging Markets Local Debt Fund

	Level 1	Level 2	Level 3	Total

Other Investments - Liabilities*

Forward Foreign Currency Contracts	$–	$(2,683,275)	$–	$(2,683,275)

Options Written	–	(404,575)	–	(404,575)

Swap Agreements	–	(801,146)	–	(801,146)

	–	(3,888,996)	–	(3,888,996)

Total Other Investments	–	560,101	–	560,101

Total Investments	$13,860,841	$129,941,337	$–	$143,802,178

*	Forward foreign currency contracts and swap agreements are valued at unrealized appreciation (depreciation). Options written are shown at value.

NOTE 4–Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of April 30, 2021:

	Value
Derivative Assets	Currency Risk	Interest Rate Risk	Total

Unrealized appreciation on swap agreements – Centrally Cleared(a)	$-	$712,914	$712,914

Unrealized appreciation on forward foreign currency contracts outstanding	3,420,685	-	3,420,685

Unrealized appreciation on swap agreements – OTC	-	315,498	315,498

Options purchased, at value – OTC(b)	356,988	-	356,988

Total Derivative Assets	3,777,673	1,028,412	4,806,085

Derivatives not subject to master netting agreements	-	(712,914)	(712,914)

Total Derivative Assets subject to master netting agreements	$3,777,673	$315,498	$4,093,171

(a)	The daily variation margin receivable (payable) at period-end is recorded in the Statement of Assets and Liabilities.
(b)	Options purchased, at value as reported in the Schedule of Investments.

	Value
Derivative Liabilities	Currency Risk	Interest Rate Risk	Total

Unrealized depreciation on swap agreements – Centrally Cleared(a)	$-	$(722,776)	$(722,776)

Unrealized depreciation on forward foreign currency contracts outstanding	(2,683,275)	-	(2,683,275)

Unrealized depreciation on swap agreements – OTC	-	(78,370)	(78,370)

Options written, at value – OTC	(404,575)	-	(404,575)

Total Derivative Liabilities	(3,087,850)	(801,146)	(3,888,996)

Derivatives not subject to master netting agreements	-	722,776	722,776

Total Derivative Liabilities subject to master netting agreements	$(3,087,850)	$(78,370)	$(3,166,220)

(a)	The daily variation margin receivable (payable) at period-end is recorded in the Statement of Assets and Liabilities.

22                      Invesco Emerging Markets Local Debt Fund

The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of April 30, 2021.

	Financial Derivative Assets				Financial Derivative Liabilities					Collateral (Received/Pledged)
Counterparty	Forward Foreign Currency Contracts	Options Purchased	Swap Agreements	Total Assets	Forward Foreign Currency Contracts	Options Written	Swap Agreements	Total Liabilities	Net Value of Derivatives	Non-Cash	Cash	Net Amount

Bank of America, N.A.	$154,773	$-	$-	$154,773	$(1,985)	$(17,851)	$-	$(19,836)	$134,937	$-	$-	$134,937

Barclays Bank PLC	265,469	-	-	265,469	-	-	-	-	265,469	(265,469)	-	-

Citibank, N.A.	304,072	-	58,330	362,402	(201,692)	-	-	(201,692)	160,710	-	(160,710)	-

Goldman Sachs International	330,505	73,908	257,168	661,581	(275,531)	(166,720)	(78,370)	(520,621)	140,960	-	(140,960)	-

J.P. Morgan Chase Bank, N.A.	2,248,086	202,371	-	2,450,457	(1,660,030)	(169,440)	-	(1,829,470)	620,987	(439,662)	-	181,325

Morgan Stanley and Co. International PLC	96,701	80,496	-	177,197	(528,327)	(40,159)	-	(568,486)	(391,289)	-	391,289	-

Standard Chartered Bank PLC	21,079	213	-	21,292	(15,710)	(10,405)	-	(26,115)	(4,823)	-	-	(4,823)

Total	$3,420,685	$356,988	$315,498	$4,093,171	$(2,683,275)	$(404,575)	$(78,370)	$(3,166,220)	$926,951	$(705,131)	$89,619	$311,439

Effect of Derivative Investments for the six months ended April 30, 2021

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Statement of Operations
	Currency Risk	Interest Rate Risk	Total

Realized Gain (Loss):
Forward foreign currency contracts	$(1,057,923)	$-	$(1,057,923)

Futures contracts	-	208,176	208,176

Options purchased(a)	(256,390)	-	(256,390)

Options written	430,146	-	430,146

Swap agreements	-	(79,509)	(79,509)

Change in Net Unrealized Appreciation (Depreciation):
Forward foreign currency contracts	(542,923)	-	(542,923)

Options purchased(a)	343,052	-	343,052

Options written	684,649	-	684,649

Swap agreements	-	(386,249)	(386,249)

Total	$(399,389)	$(257,582)	$(656,971)

(a)	Options purchased are included in the net realized gain (loss) from investment securities and the change in net unrealized appreciation (depreciation) of investment securities.

  The table below summarizes the average notional value of derivatives held during the period.

	Forward Foreign Currency Contracts	Futures Contracts	Foreign Currency Options Purchased	Foreign Currency Options Written	Swap Agreements
Average notional value	$345,975,762	$2,553,047	$53,304,220	$48,244,147	$158,482,238

NOTE 5–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2021, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $256.

NOTE 6–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund

23                      Invesco Emerging Markets Local Debt Fund

may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 8–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund had a capital loss carryforward as of October 31, 2020, as follows:

Capital Loss Carryforward*

Expiration	Short-Term	Long-Term	Total

Not subject to expiration	$1,373,943	$3,226,989	$4,600,932

*

Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 9–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2021 was $56,750,834 and $57,080,062, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$7,878,357

Aggregate unrealized (depreciation) of investments	(12,972,172)

Net unrealized appreciation (depreciation) of investments	$(5,093,815)

    Cost of investments for tax purposes is $148,895,993.

NOTE 10–Share Information

	Summary of Share Activity

	Six months ended April 30, 2021(a)		Year ended October 31, 2020
	Shares	Amount	Shares	Amount

Sold:
Class A	767,455	$5,259,323	1,354,319	$9,106,263

Class C	99,123	681,229	435,854	2,988,600

Class R	33,427	228,142	75,060	493,474

Class Y	4,118,016	28,083,269	7,438,783	49,591,002

Class R6	271,464	1,859,975	509,957	3,361,723

Issued as reinvestment of dividends:
Class A	74,523	503,636	179,534	1,181,627

Class C	15,242	103,149	44,451	292,115

Class R	5,088	34,441	11,655	76,248

Class Y	161,757	1,093,966	532,037	3,518,608

Class R6	11,966	80,778	116,023	760,974

Automatic conversion of Class C shares to Class A shares:
Class A	257,154	1,798,600	82,867	549,519

Class C	(257,154)	(1,798,600)	(82,829)	(549,519)

24                      Invesco Emerging Markets Local Debt Fund

	Summary of Share Activity

	Six months ended April 30, 2021(a)		Year ended October 31, 2020
	Shares	Amount	Shares	Amount

Reacquired:
Class A	(940,152)	$(6,433,763)	(2,998,437)	$(19,541,815)

Class C	(187,745)	(1,280,666)	(836,001)	(5,369,651)

Class R	(66,589)	(452,149)	(120,970)	(805,342)

Class Y	(2,993,832)	(20,384,012)	(17,130,729)	(111,721,229)

Class R6	(105,023)	(714,625)	(3,255,822)	(21,625,588)

Net increase (decrease) in share activity	1,264,720	$8,662,693	(13,644,248)	$(87,692,991)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 61% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

25                      Invesco Emerging Markets Local Debt Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2020 through April 30, 2021.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by the Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (11/01/20)	Ending Account Value (04/30/21)[1]	Expenses Paid During Period[2,3]	Ending Account Value (04/30/21)	Expenses Paid During Period[2,4]	Annualized Expense Ratio[2]
Class A	$1,000.00	$1,025.70	$5.78	$1,019.09	$5.76	1.15%
Class C	1,000.00	1,022.90	10.03	1,014.88	9.99	2.00
Class R	1,000.00	1,025.50	7.53	1,017.36	7.50	1.50
Class Y	1,000.00	1,026.70	4.77	1,020.08	4.76	0.95
Class R5	1,000.00	1,027.00	4.52	1,020.33	4.51	0.90
Class R6	1,000.00	1,027.30	4.27	1,020.58	4.26	0.85

[1]

The actual ending account value is based on the actual total return of the Fund for the period November 1, 2020 through April 30, 2021, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]

Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year. Effective June 1, 2021, the Adviser has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.50%, 2.25%, 1.75%, 1.25%, 1.25% and 1.25% of average daily net assets, respectively. The annualized expense ratios restated as if these agreements had been in effect throughout the entire most recent fiscal half year are 1.38, 2.13%, 1.63%, 1.13%, 0.99% and 0.99% for of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

[3]

The actual expenses paid restated as if the changes discussed above had been in effect throughout the entire most recent half year are $6.91, $10.71, $8.20, $5.69, $4.96 and $4.98 for of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

[4]

The hypothetical expenses paid restated as if the changes discussed above had been in effect throughout the entire most recent half year are $6.89, $10.66, $8.17, $5.66, $4.95 and $4.96 for of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

26                      Invesco Emerging Markets Local Debt Fund

(This page intentionally left blank)

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎	Fund reports and prospectuses
∎	Quarterly statements
∎	Daily confirmations
∎	Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each fiscal year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-05426 and 033-19338	Invesco Distributors, Inc.	O-EMLD-SAR-1

Semiannual Report to Shareholders	April 30, 2021

Invesco Emerging Markets All Cap Fund
Nasdaq:
A: GTDDX ∎ C: GTDCX ∎ Y: GTDYX ∎ R5: GTDIX ∎ R6: GTDFX

2	Fund Performance
4	Liquidity Risk Management Program
5	Schedule of Investments
7	Financial Statements
10	Financial Highlights
11	Notes to Financial Statements
16	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 10/31/20 to 4/30/21, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	19.73%

Class C Shares	19.27

Class Y Shares	19.87

Class R5 Shares	19.89

Class R6 Shares	19.95

MSCI Emerging Markets Index▼ (Broad Market/Style-Specific Index)	22.95

Lipper Emerging Market Funds Index∎ (Peer Group Index)	25.77

Source(s): ▼RIMES Technologies Corp.; ∎Lipper Inc.

  The MSCI Emerging Markets Index is an unmanaged index considered representative of stocks of developing countries. The index is computed using the net return, which with-holds applicable taxes for non-resident investors.

The Lipper Emerging Market Funds Index is an unmanaged index representative of emerging market funds tracked by Lipper.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

  Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2	Invesco Emerging Markets All Cap Fund

Average Annual Total Returns
As of 4/30/21, including maximum applicable sales charges
Class A Shares

Inception (1/11/94)	5.79%

10 Years	3.59

5 Years	9.91

1 Year	38.98

Class C Shares

Inception (3/1/99)	9.65%

10 Years	3.56

5 Years	10.33

1 Year	44.93

Class Y Shares

Inception (10/3/08)	8.54%

10 Years	4.44

5 Years	11.43

1 Year	47.41

Class R5 Shares

Inception (10/25/05)	8.98%

10 Years	4.57

5 Years	11.54

1 Year	47.48

Class R6 Shares

10 Years	4.55%

5 Years	11.61

1 Year	47.60

Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3	Invesco Emerging Markets All Cap Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 22-24, 2021, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2020 through December 31, 2020 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the coronavirus pandemic on the Fund and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

4	Invesco Emerging Markets All Cap Fund

Schedule of Investments

April 30, 2021

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–94.64%
Brazil–9.46%
Ambev S.A., ADR	3,969,718	$ 11,035,816
Arcos Dorados Holdings, Inc., Class A(a)(b)	10,932,631	62,643,976
B3 S.A. - Brasil, Bolsa, Balcao	4,581,620	43,437,271
Fleury S.A.	8,233,794	38,728,185
Multiplan Empreendimentos Imobiliarios S.A.	9,755,829	41,361,317
Raia Drogasil S.A.	4,167,000	20,175,091
Rede D’Or Sao Luiz S.A.(c)	2,025,700	26,812,682
TOTVS S.A.	3,380,400	19,353,732
		263,548,070

China–27.40%
Alibaba Group Holding Ltd., ADR(b)	560,318	129,405,442
Angel Yeast Co. Ltd., A Shares	1,638,488	14,840,556
China Feihe Ltd.(c)	11,980,000	34,220,130
China Mengniu Dairy Co. Ltd.	13,715,000	73,416,420
Henan Shuanghui Investment & Development Co. Ltd., A Shares	1,926,183	10,893,413
JD.com, Inc., ADR(b)	945,947	73,178,460
Kweichow Moutai Co. Ltd., A Shares	48,856	15,121,930
Meituan, B Shares(b)(c)	282,400	10,752,354
New Oriental Education & Technology Group, Inc., ADR(b)	2,389,994	36,471,309
Sunny Optical Technology Group Co. Ltd.	1,386,100	33,446,411
Tencent Holdings Ltd.	1,501,600	120,087,548
Tongcheng-Elong Holdings Ltd.(b)(c)	19,222,000	48,083,448
Wuliangye Yibin Co. Ltd., A Shares	1,268,647	55,815,620
Yum China Holdings, Inc.	1,708,276	107,484,726
		763,217,767

Egypt–1.26%
Eastern Co. S.A.E.	21,384,488	15,923,265
Egyptian Financial Group-Hermes Holding Co.(b)	21,352,502	19,152,180
		35,075,445

France–1.11%
Bollore S.A.	6,148,198	31,032,865

Hungary–2.62%
Gedeon Richter PLC	2,553,485	73,064,392

India–3.04%
Emami Ltd.	2,797,150	18,558,924
HDFC Bank Ltd., ADR(b)	941,900	66,196,731
		84,755,655

Indonesia–3.27%
PT Bank Central Asia Tbk	19,144,200	42,355,028
PT Kalbe Farma Tbk	256,347,000	25,545,872
PT Telkom Indonesia (Persero) Tbk	104,477,700	23,096,936
		90,997,836

Israel–0.88%
ICL Group Ltd.	3,847,588	24,649,989

	Shares	Value
Macau–1.87%
Galaxy Entertainment Group Ltd.(b)	5,926,000	$ 52,029,529

Mexico–9.90%
Bolsa Mexicana de Valores S.A.B. de C.V.	21,082,320	46,770,966
GMexico Transportes S.A.B. de C.V.	27,888,930	44,840,917
Grupo Aeroportuario del Centro Norte S.A.B. de C.V.(b)	7,831,898	48,699,505
Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B(b)	3,633,538	37,352,419
Kimberly-Clark de Mexico S.A.B. de C.V., Class A	22,678,092	39,183,157
Wal-Mart de Mexico S.A.B. de C.V., Series V	17,993,234	58,899,706
		275,746,670

Nigeria–0.71%
Zenith Bank PLC	363,656,079	19,795,683

Peru–0.31%
Credicorp Ltd.	72,821	8,694,827

Philippines–3.05%
BDO Unibank, Inc.	18,530,260	39,673,574
SM Investments Corp.	857,870	17,123,290
SM Prime Holdings, Inc.	39,270,900	28,083,902
		84,880,766

Russia–12.71%
Detsky Mir PJSC	8,288,510	16,609,876
Gazprom PJSC, ADR	4,284,513	25,935,747
Mobile TeleSystems PJSC, ADR	3,616,494	30,631,704
Moscow Exchange MICEX-RTS PJSC	11,806,000	27,782,399
Ozon Holdings PLC, ADR(b)	292,546	18,193,436
Sberbank of Russia PJSC	11,900,044	47,119,009
Sberbank of Russia PJSC, Preference Shares	24,871,366	93,736,746
Yandex N.V., Class A(b)	1,435,434	94,092,699
		354,101,616

South Africa–2.25%
Naspers Ltd., Class N	274,700	62,761,898

South Korea–7.29%
NAVER Corp.	137,204	44,212,898
Samsung Electronics Co. Ltd.	2,174,183	158,872,582
		203,085,480

Taiwan–4.86%
Taiwan Semiconductor Manufacturing Co. Ltd.	6,245,000	135,327,963

Turkey–0.76%
Haci Omer Sabanci Holding A.S.	21,674,815	21,169,692

United Arab Emirates–0.61%
Emaar Properties PJSC	16,658,100	16,872,646

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Invesco Emerging Markets All Cap Fund

	Shares	Value
Vietnam–1.28%
Vietnam Dairy Products JSC	8,802,248	$ 35,600,019
Total Common Stocks & Other Equity Interests (Cost $1,814,025,105)		2,636,408,808

Money Market Funds–5.20%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(a)(d)	51,034,802	51,034,802
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(a)(d)	35,612,741	35,626,986

	Shares	Value
Money Market Funds–(continued)
Invesco Treasury Portfolio, Institutional Class, 0.01%(a)(d)	58,325,488	$ 58,325,488
Total Money Market Funds (Cost $144,982,531)		144,987,276
TOTAL INVESTMENTS IN SECURITIES–99.84% (Cost $1,959,007,636)		2,781,396,084
OTHER ASSETS LESS LIABILITIES–0.16%		4,395,193
NET ASSETS–100.00%		$2,785,791,277

Investment Abbreviations:

ADR – American Depositary Receipt

Notes to Schedule of Investments:

(a)

Affiliated issuer. The issuer is affiliated by having an investment adviser that is under common control of Invesco Ltd. and/or the Investment Company Act of 1940, as amended (the “1940 Act”), defines “affiliated person” to include an issuer of which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2021.

	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$43,866,503	$107,144,075	$(99,975,776)	$-	$-	$51,034,802	$6,583
Invesco Liquid Assets Portfolio, Institutional Class	30,506,633	76,531,482	(71,411,268)	2,833	(2,694)	35,626,986	6,495
Invesco Treasury Portfolio, Institutional Class	50,133,146	122,450,371	(114,258,029)	-	-	58,325,488	2,978
Investments in Other Affiliates:
Arcos Dorados Holdings, Inc., Class A	43,949,177	-	-	18,694,799	-	62,643,976	-
Total	$168,455,459	$306,125,928	$(285,645,073)	$18,697,632	$(2,694)	$207,631,252	$16,056

(b)	Non-income producing security.
(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2021 was $119,868,614, which represented 4.30% of the Fund’s Net Assets.

(d)	The rate shown is the 7-day SEC standardized yield as of April 30, 2021.

Portfolio Composition

By sector, based on Net Assets

as of April 30, 2021

Consumer Discretionary	22.17%
Financials	17.08
Consumer Staples	14.49
Information Technology	12.46
Communication Services	12.32
Health Care	5.89
Industrials	5.31
Real Estate	3.10
Other Sectors, Each Less than 2% of Net Assets	1.82
Money Market Funds Plus Other Assets Less Liabilities	5.36

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Invesco Emerging Markets All Cap Fund

Statement of Assets and Liabilities

April 30, 2021

(Unaudited)

Assets:

Investments in securities, at value (Cost $1,743,037,881)	$2,573,764,832
Investments in affiliates, at value (Cost $215,969,755)	207,631,252
Foreign currencies, at value (Cost $6,503,459)	6,232,101
Receivable for:
Fund shares sold	2,766,649
Dividends	2,336,154
Investment for trustee deferred compensation and retirement plans	367,655
Other assets	102,797
Total assets	2,793,201,440

Liabilities:
Payable for:
Investments purchased	763,923
Fund shares reacquired	1,741,108
Amount due custodian	1,966,148
Accrued fees to affiliates	899,898
Accrued other operating expenses	1,629,600
Trustee deferred compensation and retirement plans	409,486
Total liabilities	7,410,163
Net assets applicable to shares outstanding	$2,785,791,277

Net assets consist of:
Shares of beneficial interest	$1,905,776,603
Distributable earnings	880,014,674
$2,785,791,277

Net Assets:

Class A	$633,442,369
Class C	$17,339,774
Class Y	$1,178,908,953
Class R5	$224,492,999
Class R6	$731,607,182

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	14,536,502
Class C	406,105
Class Y	27,048,311
Class R5	5,167,113
Class R6	16,842,671
Class A:
Net asset value per share	$43.58
Maximum offering price per share (Net asset value of $43.58 ÷ 94.50%)	$46.12
Class C:
Net asset value and offering price per share	$42.70
Class Y:
Net asset value and offering price per share	$43.59
Class R5:
Net asset value and offering price per share	$43.45
Class R6:
Net asset value and offering price per share	$43.44

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco Emerging Markets All Cap Fund

Statement of Operations

For the six months ended April 30, 2021

(Unaudited)

Investment income:

Dividends (net of foreign withholding taxes of $2,479,355)	$18,616,041

Dividends from affiliates	16,056

Total investment income	18,632,097

Expenses:
Advisory fees	11,513,336

Administrative services fees	176,466

Custodian fees	463,560

Distribution fees:
Class A	790,734

Class C	87,850

Transfer agent fees – A, C and Y	1,252,124

Transfer agent fees – R5	101,467

Transfer agent fees – R6	27,483

Trustees’ and officers’ fees and benefits	33,251

Registration and filing fees	95,427

Reports to shareholders	181,959

Professional services fees	41,169

Other	23,027

Total expenses	14,787,853

Less: Fees waived and/or expense offset arrangement(s)	(47,744)

Net expenses	14,740,109

Net investment income	3,891,988

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	66,143,804

Affiliated investment securities	(2,694)

Foreign currencies	(857,367)

65,283,743

Change in net unrealized appreciation of:
Unaffiliated investment securities	356,980,656

Affiliated investment securities	18,697,632

Foreign currencies	188,706

375,866,994

Net realized and unrealized gain	441,150,737

Net increase in net assets resulting from operations	$445,042,725

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco Emerging Markets All Cap Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2021 and the year ended October 31, 2020

(Unaudited)

	April 30, 2021	October 31, 2020

Operations:
Net investment income	$3,891,988	$20,771,900

Net realized gain	65,283,743	131,431,946

Change in net unrealized appreciation (depreciation)	375,866,994	(30,648,734)

Net increase in net assets resulting from operations	445,042,725	121,555,112

Distributions to shareholders from distributable earnings:
Class A	(30,719,071)	(8,994,008)

Class C	(797,143)	(100,403)

Class Y	(59,858,079)	(17,366,105)

Class R5	(11,073,849)	(4,390,520)

Class R6	(30,036,166)	(7,805,161)

Total distributions from distributable earnings	(132,484,308)	(38,656,197)

Share transactions–net:
Class A	4,166,402	(49,372,647)

Class C	(1,766,986)	(6,664,248)

Class Y	22,894,071	646,578

Class R5	16,568,836	(68,170,028)

Class R6	166,870,534	97,127,522

Net increase (decrease) in net assets resulting from share transactions	208,732,857	(26,432,823)

Net increase in net assets	521,291,274	56,466,092

Net assets:
Beginning of period	2,264,500,003	2,208,033,911

End of period	$2,785,791,277	$2,264,500,003

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco Emerging Markets All Cap Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning	Net investment income	Net gains (losses) on securities (both realized and	Total from investment	Dividends from net investment	Distributions from net realized		Net asset value, end		Net assets, end of period	Ratio of expenses to average net assets with fee waivers and/or expenses		Ratio of expenses to average net assets without fee waivers and/or expenses

															Ratio of net investment income (loss) to average

							Total		Total								Portfolio
	of period	(loss)(a)	unrealized)	operations	income	gains	distributions	of period	return (b)	(000’s omitted)	absorbed		absorbed		net assets		turnover (c)
Class A
Six months ended 04/30/21	$38.27	$0.02	$7.46	$7.48	$(0.40)	$(1.77)	$(2.17)	$43.58	19.73%	$633,442	1.34	%(d)	1.34	%(d)	0.08	%(d)	8%
Year ended 10/31/20	36.81	0.27	1.76	2.03	(0.57)	–	(0.57)	38.27	5.54	552,262	1.37		1.38		0.76		33
Year ended 10/31/19	30.54	0.55	6.18	6.73	(0.46)	–	(0.46)	36.81	22.39	583,346	1.37		1.38		1.62		7
Year ended 10/31/18	36.66	0.44	(6.29)	(5.85)	(0.27)	–	(0.27)	30.54	(16.09)	544,574	1.39		1.40		1.23		20
Year ended 10/31/17	30.67	0.28	5.96	6.24	(0.25)	–	(0.25)	36.66	20.55	878,910	1.41		1.43		0.86		16
Year ended 10/31/16	25.84	0.27	4.80	5.07	(0.24)	–	(0.24)	30.67	19.88	824,702	1.40		1.41		1.01		3
Class C
Six months ended 04/30/21	37.38	(0.14)	7.29	7.15	(0.06)	(1.77)	(1.83)	42.70	19.27	17,340	2.09	(d)	2.09	(d)	(0.67	)(d)	8
Year ended 10/31/20	35.83	0.00	1.71	1.71	(0.16)	–	(0.16)	37.38	4.78	16,812	2.12		2.13		0.01		33
Year ended 10/31/19	29.64	0.28	6.05	6.33	(0.14)	–	(0.14)	35.83	21.48	22,941	2.12		2.13		0.87		7
Year ended 10/31/18	35.59	0.17	(6.12)	(5.95)	(0.00)	–	(0.00)	29.64	(16.71)	55,823	2.14		2.15		0.48		20
Year ended 10/31/17	29.78	0.03	5.81	5.84	(0.03)	–	(0.03)	35.59	19.65	88,231	2.16		2.18		0.11		16
Year ended 10/31/16	25.03	0.07	4.68	4.75	–	–	–	29.78	18.98	82,513	2.15		2.16		0.26		3
Class Y
Six months ended 04/30/21	38.32	0.07	7.47	7.54	(0.50)	(1.77)	(2.27)	43.59	19.87	1,178,909	1.09	(d)	1.09	(d)	0.33	(d)	8
Year ended 10/31/20	36.85	0.36	1.78	2.14	(0.67)	–	(0.67)	38.32	5.82	1,015,412	1.12		1.13		1.01		33
Year ended 10/31/19	30.60	0.63	6.18	6.81	(0.56)	–	(0.56)	36.85	22.69	968,060	1.12		1.13		1.87		7
Year ended 10/31/18	36.74	0.53	(6.31)	(5.78)	(0.36)	–	(0.36)	30.60	(15.89)	986,550	1.14		1.15		1.48		20
Year ended 10/31/17	30.74	0.37	5.95	6.32	(0.32)	–	(0.32)	36.74	20.84	1,575,401	1.16		1.18		1.11		16
Year ended 10/31/16	25.92	0.35	4.79	5.14	(0.32)	–	(0.32)	30.74	20.18	1,055,132	1.15		1.16		1.26		3
Class R5
Six months ended 04/30/21	38.22	0.08	7.45	7.53	(0.53)	(1.77)	(2.30)	43.45	19.89	224,493	1.04	(d)	1.04	(d)	0.38	(d)	8
Year ended 10/31/20	36.76	0.39	1.77	2.16	(0.70)	–	(0.70)	38.22	5.90	182,631	1.05		1.06		1.08		33
Year ended 10/31/19	30.55	0.66	6.16	6.82	(0.61)	–	(0.61)	36.76	22.79	250,287	1.03		1.04		1.96		7
Year ended 10/31/18	36.68	0.56	(6.29)	(5.73)	(0.40)	–	(0.40)	30.55	(15.80)	287,511	1.04		1.05		1.58		20
Year ended 10/31/17	30.69	0.41	5.94	6.35	(0.36)	–	(0.36)	36.68	20.97	470,436	1.04		1.06		1.23		16
Year ended 10/31/16	25.90	0.38	4.79	5.17	(0.38)	–	(0.38)	30.69	20.33	331,079	1.03		1.04		1.38		3
Class R6
Six months ended 04/30/21	38.22	0.10	7.45	7.55	(0.56)	(1.77)	(2.33)	43.44	19.95	731,607	0.96	(d)	0.96	(d)	0.46	(d)	8
Year ended 10/31/20	36.76	0.42	1.76	2.18	(0.72)	–	(0.72)	38.22	5.96	497,383	0.96		0.97		1.17		33
Year ended 10/31/19	30.55	0.68	6.16	6.84	(0.63)	–	(0.63)	36.76	22.88	383,400	0.97		0.98		2.02		7
Year ended 10/31/18	36.67	0.57	(6.27)	(5.70)	(0.42)	–	(0.42)	30.55	(15.74)	365,000	0.99		1.00		1.63		20
Year ended 10/31/17	30.68	0.42	5.94	6.36	(0.37)	–	(0.37)	36.67	21.04	427,243	1.00		1.02		1.27		16
Year ended 10/31/16	25.90	0.39	4.78	5.17	(0.39)	–	(0.39)	30.68	20.35	160,816	0.98		0.99		1.43		3

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)

Ratios are annualized and based on average daily net assets (000’s omitted) of $637,830, $17,716, $1,175,826, $217,481 and $604,442 for Class A, Class C, Class Y, Class R5 and Class R6 shares, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco Emerging Markets All Cap Fund

Notes to Financial Statements

April 30, 2021

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Emerging Markets All Cap Fund (the “Fund”) is a series portfolio of AIM Investment Funds (Invesco Investment Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is long-term growth of capital.

The Fund currently consists of five different classes of shares: Class A, Class C, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for ten years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the tenth anniversary after a purchase of Class C shares. Effective November 30, 2020, the automatic conversion pursuant to the Conversion Feature changed from ten years to eight years. The first conversion of Class C shares to Class A shares occurred at the end of December 2020 for all Class C shares that were held for more than eight years as of November 30, 2020.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from

11	Invesco Emerging Markets All Cap Fund

settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

J.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with

12	Invesco Emerging Markets All Cap Fund

forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

K.

COVID-19 Risk – The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations and supply chains, layoffs, lower consumer demand, and defaults, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally.

The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $ 250 million	0.935%

Next $250 million	0.910%

Next $500 million	0.885%

Next $1.5 billion	0.860%

Next $2.5 billion	0.835%

Next $2.5 billion	0.810%

Next $2.5 billion	0.785%

Over $10 billion	0.760%

For the six months ended April 30, 2021, the effective advisory fee rate incurred by the Fund was 0.87%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2022, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waivers and/or reimbursements (excluding certain items discussed below) of Class A, Class C, Class Y, Class R5 and Class R6 shares to 2.25%, 3.00%, 2.00%, 2.00% and 2.00%, respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2022. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

Further, the Adviser has contractually agreed, through at least June 30, 2023, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended April 30, 2021, the Adviser waived advisory fees of $46,737.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2021, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2021, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A and Class C shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares and 1.00% of the average daily net assets of Class C shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2021, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2021, IDI advised the Fund that IDI retained $32,801 in front-end sales commissions from the sale of Class A shares and $1,463 and $452 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when

13	Invesco Emerging Markets All Cap Fund

market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	-	Prices are determined using quoted prices in an active market for identical assets.
Level 2	-	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	-	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Brazil	$263,548,070	$–	$–	$263,548,070
China	346,539,937	416,677,830	–	763,217,767
Egypt	–	35,075,445	–	35,075,445
France	–	31,032,865	–	31,032,865
Hungary	–	73,064,392	–	73,064,392
India	66,196,731	18,558,924	–	84,755,655
Indonesia	–	90,997,836	–	90,997,836
Israel	–	24,649,989	–	24,649,989
Macau	–	52,029,529	–	52,029,529
Mexico	275,746,670	–	–	275,746,670
Nigeria	–	19,795,683	–	19,795,683
Peru	8,694,827	–	–	8,694,827
Philippines	–	84,880,766	–	84,880,766
Russia	187,310,114	166,791,502	–	354,101,616
South Africa	–	62,761,898	–	62,761,898
South Korea	–	203,085,480	–	203,085,480
Taiwan	–	135,327,963	–	135,327,963
Turkey	–	21,169,692	–	21,169,692
United Arab Emirates	–	16,872,646	–	16,872,646
Vietnam	–	35,600,019	–	35,600,019
Money Market Funds	144,987,276	–	–	144,987,276
Total Investments	$1,293,023,625	$1,488,372,459	$–	$2,781,396,084

NOTE 4–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2021, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $1,007.

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

14	Invesco Emerging Markets All Cap Fund

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of October 31, 2020.

NOTE 8–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2021 was $270,427,420 and $200,916,025, respectively. Cost of investments, including any derivatives, on a tax basis    includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$912,927,161

Aggregate unrealized (depreciation) of investments	(101,326,305)

Net unrealized appreciation of investments	$811,600,856

Cost of investments for tax purposes is $1,969,795,228.

NOTE 9–Share Information

	Summary of Share Activity

	Six months ended		Year ended
	April 30, 2021(a)		October 31, 2020
	Shares	Amount	Shares	Amount

Sold:
Class A	1,052,016	$46,010,205	1,706,365	$61,253,898

Class C	50,353	2,176,561	95,985	3,358,951

Class Y	3,243,410	140,513,317	9,564,984	320,291,589

Class R5	610,573	26,508,647	1,328,553	46,363,019

Class R6	4,523,421	197,912,685	6,495,302	236,439,889

Issued as reinvestment of dividends:
Class A	627,884	26,484,157	206,055	7,799,177

Class C	17,346	718,977	2,352	87,520

Class Y	842,214	35,499,330	326,675	12,351,569

Class R5	255,130	10,718,029	114,253	4,306,190

Class R6	637,164	26,754,520	172,136	6,484,375

Automatic conversion of Class C shares to Class A shares:
Class A	72,661	3,083,192	124,129	4,504,737

Class C	(74,048)	(3,083,192)	(126,814)	(4,504,737)

Reacquired:
Class A	(1,645,314)	(71,411,152)	(3,455,941)	(122,930,459)

Class C	(37,316)	(1,579,332)	(161,979)	(5,605,982)

Class Y	(3,535,939)	(153,118,576)	(9,663,832)	(331,996,580)

Class R5	(477,116)	(20,657,840)	(3,472,694)	(118,839,237)

Class R6	(1,330,746)	(57,796,671)	(4,085,473)	(145,796,742)

Net increase (decrease) in share activity	4,831,693	$208,732,857	(829,944)	$(26,432,823)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 47% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

15	Invesco Emerging Markets All Cap Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2020 through April 30, 2021.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (11/01/20)	Ending Account Value (04/30/21)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/21)	Expenses Paid During Period[2]	Annualized Expense Ratio
Class A	$1,000.00	$1,197.30	$7.30	$1,018.15	$6.71	1.34%
Class C	1,000.00	1,192.70	11.36	1,014.43	10.44	2.09
Class Y	1,000.00	1,198.70	5.94	1,019.39	5.46	1.09
Class R5	1,000.00	1,198.90	5.67	1,019.64	5.21	1.04
Class R6	1,000.00	1,199.50	5.24	1,020.03	4.81	0.96

[1]

The actual ending account value is based on the actual total return of the Fund for the period November 1, 2020 through April 30, 2021, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

16	Invesco Emerging Markets All Cap Fund

(This page intentionally left blank)

(This page intentionally left blank)

(This page intentionally left blank)

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎	Fund reports and prospectuses
∎	Quarterly statements
∎	Daily confirmations
∎	Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each fiscal year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/ corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-05426 and 033-19338	Invesco Distributors, Inc.	DVM-SAR-1

Semiannual Report to Shareholders	April 30, 2021

Invesco Emerging Markets Innovators Fund
Nasdaq:
A: EMIAX ∎ C: EMVCX ∎ R: EMIRX ∎ Y: EMIYX ∎ R5: EMIMX ∎ R6: EMVIX

2	Fund Performance
4	Liquidity Risk Management Program
5	Schedule of Investments
7	Financial Statements
10	Financial Highlights
11	Notes to Financial Statements
17	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 10/31/20 to 4/30/21, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	21.99%
Class C Shares	21.50
Class R Shares	21.85
Class Y Shares	22.14
Class R5 Shares	22.23
Class R6 Shares	22.26
MSCI Emerging Markets Mid Cap Index▼	31.96
Source(s): ▼RIMES Technologies Corp.

The MSCI Emerging Markets Mid Cap Index is designed to measure equity market performance of mid-capitalization companies in emerging markets. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2	Invesco Emerging Markets Innovators Fund

Average Annual Total Returns
As of 4/30/21, including maximum applicable sales charges
Class A Shares
Inception (6/30/14)	3.83%
5 Years	8.94
1 Year	40.62

Class C Shares
Inception (6/30/14)	3.88%
5 Years	9.33
1 Year	46.49

Class R Shares
Inception (6/30/14)	4.41%
5 Years	9.88
1 Year	48.40

Class Y Shares
Inception (6/30/14)	4.95%
5 Years	10.46
1 Year	49.15

Class R5 Shares
Inception	4.80%
5 Years	10.34
1 Year	49.36

Class R6 Shares
Inception (6/30/14)	5.16%
5 Years	10.67
1 Year	49.43

Effective May 24, 2019, Class A, Class C, Class R, Class Y and Class I shares of the Oppenheimer Emerging Markets Innovators Fund, (the predecessor fund), were reorganized into Class A, Class C, Class R, Class Y, and Class R6 shares, respectively, of the Invesco Oppenheimer Emerging Markets Innovators Fund. Note: The Fund was subsequently renamed the Invesco Emerging Markets Innovators Fund (the Fund). Returns shown above, for periods ending on or prior to May 24, 2019, for Class A, Class C, Class R, Class Y and Class R6 shares are those for Class A, Class C, Class R, Class Y and Class I shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

    Class R5 shares incepted on May 24, 2019. Performance shown on and prior to that date is that of the predecessor fund’s Class A shares and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3	Invesco Emerging Markets Innovators Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 22-24, 2021, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2020 through December 31, 2020 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the coronavirus pandemic on the Fund and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

4	Invesco Emerging Markets Innovators Fund

Schedule of Investments

April 30, 2021

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–96.69%
Brazil–6.25%
Arezzo Industria e Comercio S.A.	584,700	$ 8,142,884
B3 S.A. - Brasil, Bolsa, Balcao	267,100	2,532,313
Lojas Americanas S.A., Preference Shares	3,491,381	13,407,500
Pagseguro Digital Ltd., Class A(a)	166,999	7,638,534
		31,721,231

Chile–1.16%
Banco Santander Chile	41,758,319	2,291,411
Parque Arauco S.A.	2,302,643	3,573,854
		5,865,265

China–40.41%
BeiGene Ltd.(a)	121,400	3,234,206
BeiGene Ltd., ADR(a)	9,699	3,331,995
Bilibili, Inc., ADR(a)	12,477	1,383,200
Blue Moon Group Holdings Ltd.(a)(b)	2,246,123	3,144,494
China International Capital Corp. Ltd., H Shares(a)(b)	1,765,600	4,422,203
Hansoh Pharmaceutical Group Co. Ltd.(a)(b)	872,000	3,753,462
Huazhu Group Ltd., ADR(a)	416,236	24,541,275
HUYA, Inc., ADR(a)	299,969	5,285,454
Innovent Biologics, Inc.(a)(b)	630,500	6,820,906
Kerry Logistics Network Ltd.	1,869,000	5,617,636
Kingdee International Software Group Co. Ltd.	1,419,300	4,641,736
New Oriental Education & Technology Group, Inc., ADR(a)	859,587	13,117,298
OneConnect Financial Technology Co. Ltd., ADR(a)	399,923	5,894,865
Remegen Co. Ltd., H Shares(a)(b)	579,872	7,647,385
Silergy Corp.	156,000	16,528,080
SITC International Holdings Co. Ltd.	2,892,000	11,009,144
Sunny Optical Technology Group Co. Ltd.	385,900	9,311,716
TAL Education Group, ADR(a)	103,837	5,913,517
Tencent Music Entertainment Group, ADR(a)	627,324	10,927,984
Wuxi Biologics Cayman, Inc.(a)(b)	920,000	12,904,654
Yum China Holdings, Inc.	447,537	28,159,028
Zai Lab Ltd., ADR(a)	7,989	1,327,852
Zhongsheng Group Holdings Ltd.	915,289	6,915,374
ZTO Express Cayman, Inc., ADR	284,121	9,137,331
		204,970,795

Colombia–0.52%
Banco Davivienda S.A., Preference Shares	341,322	2,665,424

Egypt–1.89%
Cairo Investment & Real Estate Development Co. S.A.E.	3,541,162	2,765,543
Commercial International Bank Egypt S.A.E.	1,836,025	6,830,556
		9,596,099

	Shares	Value
Hong Kong–0.51%
Hongkong & Shanghai Hotels Ltd. (The)	2,599,500	$ 2,603,744

India–10.33%
Asian Paints Ltd.	7,388	252,528
Bandhan Bank Ltd.(a)(b)	134,689	599,099
Godrej Properties Ltd.(a)	180,963	3,340,885
Havells India Ltd.	568,014	7,583,349
ICICI Lombard General Insurance Co. Ltd.(b)	171,023	3,263,248
ICICI Prudential Life Insurance Co. Ltd.(a)(b)	519,649	3,660,104
Indian Hotels Co. Ltd. (The)	1,536,711	2,312,020
Marico Ltd.	46,321	257,262
Oberoi Realty Ltd.(a)	753,000	5,559,572
United Spirits Ltd.(a)	794,241	5,568,342
Voltas Ltd.	1,059,731	13,680,677
Zee Entertainment Enterprises Ltd.	2,524,723	6,306,754
		52,383,840

Indonesia–5.78%
PT Ace Hardware Indonesia Tbk	116,675,400	11,939,566
PT Semen Indonesia (Persero) Tbk	14,909,000	10,744,903
PT Unilever Indonesia Tbk	15,971,700	6,633,168
		29,317,637

Mexico–3.94%
Alsea S.A.B. de C.V.	5,250,020	8,539,673
Coca-Cola FEMSA S.A.B. de C.V., ADR	55,230	2,594,153
Grupo Aeroportuario del Sureste S.A.B. de C.V., Class B(a)	216,625	3,663,815
Regional S.A.B. de C.V.(a)	1,019,095	5,177,226
		19,974,867

Nigeria–0.49%
Guaranty Trust Bank PLC	33,942,101	2,499,410

Peru–0.83%
Credicorp Ltd.	15,678	1,871,953
InRetail Peru Corp.(b)	65,416	2,315,726
		4,187,679

Philippines–5.28%
Ayala Land, Inc.	9,397,600	6,284,597
BDO Unibank, Inc.	2,212,490	4,736,975
Philippine Seven Corp.	339,562	754,139
San Miguel Food and Beverage, Inc.	5,788,910	8,008,839
SM Prime Holdings, Inc.	9,798,500	7,007,227
		26,791,777

Poland–2.56%
Allegro.eu S.A.(a)(b)	446,224	6,846,469
CD Projekt S.A.(a)	21,134	969,381
InPost S.A.(a)	270,286	5,151,646
		12,967,496

Russia–9.50%
Ozon Holdings PLC, ADR(a)	99,111	6,163,713
Polyus PJSC, GDR(b)	116,094	10,756,109
TCS Group Holding PLC, GDR(b)	82,021	4,750,779

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Invesco Emerging Markets Innovators Fund

	Shares	Value
Russia–(continued)
Yandex N.V., Class A(a)	404,800	$ 26,534,640
		48,205,241

South Korea–2.93%
Samsung Biologics Co. Ltd.(a)(b)	20,629	14,881,906

Taiwan–2.44%
President Chain Store Corp.	489,000	4,752,756
Voltronic Power Technology Corp.	165,919	7,606,965
		12,359,721

Turkey–1.36%
BIM Birlesik Magazalar A.S.	438,942	3,445,094
Turkiye Garanti Bankasi A.S.	3,965,304	3,451,422
		6,896,516

United States–0.51%
Globant S.A.(a)	11,201	2,567,045
Total Common Stocks & Other Equity Interests (Cost $358,276,735)		490,455,693

	Shares	Value
Money Market Funds–3.14%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(c)(d)	5,584,438	$ 5,584,438
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(c)(d)	3,986,980	3,988,575
Invesco Treasury Portfolio, Institutional Class, 0.01%(c)(d)	6,382,215	6,382,215
Total Money Market Funds (Cost $15,955,228)		15,955,228
TOTAL INVESTMENTS IN SECURITIES–99.83% (Cost $374,231,963)		506,410,921
OTHER ASSETS LESS LIABILITIES–0.17%		851,010
NET ASSETS–100.00%		$507,261,931

Investment Abbreviations:

ADR – American Depositary Receipt

GDR – Global Depositary Receipt

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2021 was $85,766,544, which represented 16.91% of the Fund’s Net Assets.

(c)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2021.

	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$2,217,505	$20,918,414	$(17,551,481)	$-	$-	$5,584,438	$520
Invesco Liquid Assets Portfolio, Institutional Class	1,583,761	14,941,725	(12,536,911)	158	(158)	3,988,575	554
Invesco Treasury Portfolio, Institutional Class	2,534,292	23,906,759	(20,058,836)	-	-	6,382,215	237
Total	$6,335,558	$59,766,898	$(50,147,228)	$158	$(158)	$15,955,228	$1,311

(d)	The rate shown is the 7-day SEC standardized yield as of April 30, 2021.

Portfolio Composition

By sector, based on Net Assets

as of April 30, 2021

Consumer Discretionary	27.87%
Industrials	12.51
Health Care	10.63
Communication Services	10.13
Financials	9.61
Information Technology	9.18
Consumer Staples	7.39
Real Estate	5.08
Materials	4.29
Money Market Funds Plus Other Assets Less Liabilities	3.31

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Invesco Emerging Markets Innovators Fund

Statement of Assets and Liabilities

April 30, 2021

(Unaudited)

Assets:
Investments in securities, at value (Cost $358,276,735)	$490,455,693
Investments in affiliated money market funds, at value (Cost $15,955,228)	15,955,228
Foreign currencies, at value (Cost $1,304,943)	1,274,767
Receivable for:
Fund shares sold	348,856
Dividends	591,419
Investment for trustee deferred compensation and retirement plans	14,964
Other assets	82,209
Total assets	508,723,136

Liabilities:
Payable for:
Fund shares reacquired	315,053
Amount due custodian	172,971
Accrued foreign taxes	482,415
Accrued fees to affiliates	199,968
Accrued trustees’ and officers’ fees and benefits	313
Accrued other operating expenses	275,521
Trustee deferred compensation and retirement plans	14,964
Total liabilities	1,461,205
Net assets applicable to shares outstanding	$507,261,931

Net assets consist of:
Shares of beneficial interest	$354,884,622
Distributable earnings	152,377,309
$507,261,931

Net Assets:
Class A	$85,066,946
Class C	$22,698,573
Class R	$8,849,340
Class Y	$231,633,439
Class R5	$13,966
Class R6	$158,999,667

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	6,441,721
Class C	1,808,038
Class R	680,978
Class Y	17,275,471
Class R5	1,049
Class R6	11,719,366
Class A:
Net asset value per share	$13.21
Maximum offering price per share (Net asset value of $13.21 ÷ 94.50%)	$13.98
Class C:
Net asset value and offering price per share	$12.55
Class R:
Net asset value and offering price per share	$13.00
Class Y:
Net asset value and offering price per share	$13.41
Class R5:
Net asset value and offering price per share	$13.31
Class R6:
Net asset value and offering price per share	$13.57

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco Emerging Markets Innovators Fund

Statement of Operations

For the six months ended April 30, 2021

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $266,559)	$2,226,918

Dividends from affiliated money market funds	1,311

Total investment income	2,228,229

Expenses:
Advisory fees	2,834,216

Administrative services fees	35,932

Custodian fees	115,760

Distribution fees:
Class A	101,467

Class C	115,385

Class R	22,198

Transfer agent fees – A, C, R and Y	278,224

Transfer agent fees – R6	3,943

Trustees’ and officers’ fees and benefits	12,786

Registration and filing fees	55,597

Reports to shareholders	28,761

Professional services fees	46,608

Other	21,876

Total expenses	3,672,753

Less: Fees waived, expenses reimbursed and/or expense offset arrangement(s)	(18,769)

Net expenses	3,653,984

Net investment income (loss)	(1,425,755)

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	25,934,555

Affiliated investment securities	(158)

Foreign currencies	(74,164)

Forward foreign currency contracts	(4,569)

25,855,664

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities (net of foreign taxes of $482,415)	68,297,019

Affiliated investment securities	158

Foreign currencies	(31,519)

68,265,658

Net realized and unrealized gain	94,121,322

Net increase in net assets resulting from operations	$92,695,567

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco Emerging Markets Innovators Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2021 and the year ended October 31, 2020

(Unaudited)

	April 30, 2021	October 31, 2020

Operations:
Net investment income (loss)	$(1,425,755)	$(2,027,001)

Net realized gain	25,855,664	79,609,500

Change in net unrealized appreciation (depreciation)	68,265,658	(41,834,441)

Net increase in net assets resulting from operations	92,695,567	35,748,058

Distributions to shareholders from distributable earnings:
Class A	(2,484,123)	–

Class C	(750,908)	–

Class R	(272,278)	–

Class Y	(6,588,853)	–

Class R5	(419)	–

Class R6	(4,744,973)	–

Total distributions from distributable earnings	(14,841,554)	–

Share transactions–net:
Class A	1,150,274	(17,380,227)

Class C	(1,204,567)	(7,114,943)

Class R	(298,974)	(791,887)

Class Y	13,968,059	(39,921,238)

Class R6	(920,810)	(181,445,330)

Net increase (decrease) in net assets resulting from share transactions	12,693,982	(246,653,625)

Net increase (decrease) in net assets	90,547,995	(210,905,567)

Net assets:
Beginning of period	416,713,936	627,619,503

End of period	$507,261,931	$416,713,936

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco Emerging Markets Innovators Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed(c)		Ratio of net investment income (loss) to average net assets		Portfolio turnover (d)
Class A
Six months ended 04/30/21	$11.17	$(0.05)	$2.49	$2.44	$–	$(0.40)	$(0.40)	$13.21	21.99	%(e)	$85,067	1.66	%(e)(f)	1.66	%(e)(f)	(0.77	)%(e)(f)	26%
Year ended 10/31/20	10.41	(0.06)	0.82	0.76	–	–	–	11.17	7.30	(e)	70,918	1.68	(e)	1.68	(e)	(0.62	)(e)	67
Two months ended 10/31/19	9.85	(0.01)	0.57	0.56	–	–	–	10.41	5.69		83,842	1.68	(g)	1.68	(g)	(0.63	)(g)	20
Year ended 08/31/19	10.38	(0.02)	(0.51)	(0.53)	–	–	–	9.85	(5.11)		80,454	1.71		1.71		(0.25)		36
Year ended 08/31/18	10.67	(0.02)	(0.25)	(0.27)	(0.02)	–	(0.02)	10.38	(2.52)		97,641	1.70		1.70		(0.18)		24
Year ended 08/31/17	8.87	(0.03)	1.83	1.80	–	–	–	10.67	20.29		84,324	1.77		1.77		(0.35)		23
Year ended 08/31/16	8.22	(0.03)	0.68	0.65	–	–	–	8.87	7.91		64,713	1.75		1.75		(0.31)		26
Class C
Six months ended 04/30/21	10.67	(0.10)	2.38	2.28	–	(0.40)	(0.40)	12.55	21.50		22,699	2.42	(f)	2.42	(f)	(1.53	)(f)	26
Year ended 10/31/20	10.02	(0.14)	0.79	0.65	–	–	–	10.67	6.49		20,337	2.44		2.44		(1.38)		67
Two months ended 10/31/19	9.49	(0.02)	0.55	0.53	–	–	–	10.02	5.58		26,427	2.44	(g)	2.44	(g)	(1.40	)(g)	20
Year ended 08/31/19	10.09	(0.09)	(0.51)	(0.60)	–	–	–	9.49	(5.95)		26,661	2.45		2.45		(1.01)		36
Year ended 08/31/18	10.42	(0.10)	(0.23)	(0.33)	–	–	–	10.09	(3.17)		38,156	2.46		2.46		(0.94)		24
Year ended 08/31/17	8.74	(0.10)	1.78	1.68	–	–	–	10.42	19.22		30,168	2.52		2.52		(1.11)		23
Year ended 08/31/16	8.16	(0.09)	0.67	0.58	–	–	–	8.74	7.24		19,616	2.50		2.50		(1.10)		26
Class R
Six months ended 04/30/21	11.01	(0.07)	2.46	2.39	–	(0.40)	(0.40)	13.00	21.85		8,849	1.92	(f)	1.92	(f)	(1.03	)(f)	26
Year ended 10/31/20	10.28	(0.09)	0.82	0.73	–	–	–	11.01	7.10		7,741	1.94		1.94		(0.88)		67
Two months ended 10/31/19	9.73	(0.01)	0.56	0.55	–	–	–	10.28	5.65		8,012	1.94	(g)	1.94	(g)	(0.90	)(g)	20
Year ended 08/31/19	10.29	(0.05)	(0.51)	(0.56)	–	–	–	9.73	(5.44)		7,516	1.95		1.95		(0.51)		36
Year ended 08/31/18	10.59	(0.05)	(0.24)	(0.29)	(0.01)	–	(0.01)	10.29	(2.77)		6,884	1.97		1.97		(0.45)		24
Year ended 08/31/17	8.83	(0.05)	1.81	1.76	–	–	–	10.59	19.93		3,606	2.03		2.03		(0.55)		23
Year ended 08/31/16	8.20	(0.05)	0.68	0.63	–	–	–	8.83	7.68		1,692	2.02		2.02		(0.60)		26
Class Y
Six months ended 04/30/21	11.32	(0.04)	2.53	2.49	–	(0.40)	(0.40)	13.41	22.14		231,633	1.42	(f)	1.42	(f)	(0.53	)(f)	26
Year ended 10/31/20	10.52	(0.04)	0.84	0.80	–	–	–	11.32	7.60		183,438	1.44		1.44		(0.38)		67
Two months ended 10/31/19	9.95	(0.01)	0.58	0.57	–	–	–	10.52	5.73		216,384	1.44	(g)	1.44	(g)	(0.40	)(g)	20
Year ended 08/31/19	10.47	(0.00)	(0.52)	(0.52)	–	–	–	9.95	(4.97)		212,530	1.46		1.46		(0.00)		36
Year ended 08/31/18	10.75	0.01	(0.25)	(0.24)	(0.04)	–	(0.04)	10.47	(2.23)		281,465	1.46		1.46		0.06		24
Year ended 08/31/17	8.92	(0.01)	1.84	1.83	–	–	–	10.75	20.52		193,261	1.52		1.52		(0.10)		23
Year ended 08/31/16	8.24	(0.00)	0.68	0.68	–	–	–	8.92	8.25		162,599	1.50		1.50		(0.03)		26
Class R5
Six months ended 04/30/21	11.23	(0.02)	2.50	2.48	–	(0.40)	(0.40)	13.31	22.23		14	1.26	(f)	1.26	(f)	(0.37	)(f)	26
Year ended 10/31/20	10.42	(0.02)	0.83	0.81	–	–	–	11.23	7.77		12	1.27		1.27		(0.21)		67
Two months ended 10/31/19	9.86	(0.00)	0.56	0.56	–	–	–	10.42	5.68		11	1.31	(g)	1.31	(g)	(0.26	)(g)	20
Period ended 08/31/19(h)	9.53	0.00	0.33	0.33	–	–	–	9.86	3.46		10	1.28	(g)	1.28	(g)	0.15	(g)	36
Class R6
Six months ended 04/30/21	11.44	(0.02)	2.55	2.53	–	(0.40)	(0.40)	13.57	22.26		159,000	1.25	(f)	1.26	(f)	(0.36	)(f)	26
Year ended 10/31/20	10.61	(0.02)	0.85	0.83	–	–	–	11.44	7.82		134,269	1.25		1.26		(0.19)		67
Two months ended 10/31/19	10.04	(0.00)	0.57	0.57	–	–	–	10.61	5.68		292,944	1.27	(g)	1.27	(g)	(0.22	)(g)	20
Year ended 08/31/19	10.54	0.02	(0.52)	(0.50)	–	–	–	10.04	(4.74)		278,033	1.27		1.27		0.18		36
Year ended 08/31/18	10.82	0.03	(0.25)	(0.22)	(0.06)	–	(0.06)	10.54	(2.06)		105,736	1.29		1.29		0.26		24
Year ended 08/31/17	8.96	0.03	1.83	1.86	–	–	–	10.82	20.89		23,879	1.32		1.32		0.30		23
Year ended 08/31/16	8.26	0.06	0.64	0.70	–	–	–	8.96	8.35		7,332	1.33		1.33		0.65		26

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Does not include indirect expenses from affiliated fund fees and expenses of 0.01% for the two months ended October 31, 2019 and the years ended August 31, 2019, 2018, 2017 and 2016, respectively.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)

The total return, ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.24% for the six months ended April 30, 2021 and year ended October 31, 2020.

(f)

Ratios are annualized and based on average daily net assets (000’s omitted) of $84,563, $23,268, $8,953, $225,846, $14 and $160,799 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

(g)	Annualized.
(h)	Commencement date after the close of business on May 24, 2019.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco Emerging Markets Innovators Fund

Notes to Financial Statements

April 30, 2021

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Emerging Markets Innovators Fund (the “Fund”) is a series portfolio of AIM Investment Funds (Invesco Investment Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is to seek capital appreciation.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for ten years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the tenth anniversary after a purchase of Class C shares. Effective November 30, 2020, the automatic conversion pursuant to the Conversion Feature changed from ten years to eight years. The first conversion of Class C shares to Class A shares occurred at the end of December 2020 for all Class C shares that were held for more than eight years as of November 30, 2020.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from

11	Invesco Emerging Markets Innovators Fund

settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

J.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with

12	Invesco Emerging Markets Innovators Fund

forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

K.

COVID-19 Risk – The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations and supply chains, layoffs, lower consumer demand, and defaults, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally.

The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets*	Rate

First $500 million	1.150%

Next $500 million	1.100%

Next $4 billion	1.050%

Over $5 billion	1.000%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.

For the six months ended April 30, 2021, the effective advisory fee rate incurred by the Fund was 1.14%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.

The Adviser has contractually agreed, through May 31, 2021, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.70%, 2.46%, 1.98%, 1.45%, 1.30% and 1.25%, respectively, of the Fund’s average daily net assets (the “expense limits”). Effective June 1, 2021 through at least February 28, 2022, the Adviser has agreed to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.50%, 2.25%, 1.75%, 1.25%, 1.25%, and 1.25%, respectively, of the Fund’s average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on February 28, 2022. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. To the extent that the annualized expense ratio does not exceed the expense limits, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

Further, the Adviser has contractually agreed, through at least June 30, 2023, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended April 30, 2021, the Adviser waived advisory fees of $4,216 and reimbursed class level expenses of $0, $0, $0, $0, $0 and $13,902 of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2021, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2021, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund pursuant to the Class C and Class R Plan, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2021, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2021, IDI advised the Fund that IDI retained $15,824 in front-end sales commissions from the sale of Class A shares and $0 and $1,028 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

13	Invesco Emerging Markets Innovators Fund

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Brazil	$31,721,231	$–	$–	$ 31,721,231
Chile	5,865,265	–	–	5,865,265
China	109,019,799	95,950,996	–	204,970,795
Colombia	2,665,424	–	–	2,665,424
Egypt	2,765,543	6,830,556	–	9,596,099
Hong Kong	–	2,603,744	–	2,603,744
India	–	52,383,840	–	52,383,840
Indonesia	–	29,317,637	–	29,317,637
Mexico	19,974,867	–	–	19,974,867
Nigeria	–	2,499,410	–	2,499,410
Peru	4,187,679	–	–	4,187,679
Philippines	–	26,791,777	–	26,791,777
Poland	–	12,967,496	–	12,967,496
Russia	43,454,462	4,750,779	–	48,205,241
South Korea	–	14,881,906	–	14,881,906
Taiwan	–	12,359,721	–	12,359,721
Turkey	–	6,896,516	–	6,896,516
United States	2,567,045	–	–	2,567,045
Money Market Funds	15,955,228	–	–	15,955,228
Total Investments	$238,176,543	$268,234,378	$–	$506,410,921

NOTE 4–Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Effect of Derivative Investments for the six months ended April 30, 2021

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on
Statement of Operations
Currency
Risk
Realized Gain (Loss):
Forward foreign currency contracts	$(4,569)

The table below summarizes the average notional value of derivatives held during the period.

Forward
Foreign Currency
Contracts
Average notional value	$567,542

14	Invesco Emerging Markets Innovators Fund

NOTE 5–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2021, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $651.

NOTE 6–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 8–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP.

Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of October 31, 2020.

NOTE 9–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2021 was $126,128,226 and $140,521,329, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$154,264,499

Aggregate unrealized (depreciation) of investments	(23,453,176)

Net unrealized appreciation of investments	$130,811,323

Cost of investments for tax purposes is $375,599,598.

NOTE 10–Share Information

	Summary of Share Activity

	Six months ended April 30, 2021(a)		Year ended October 31, 2020
	Shares	Amount	Shares	Amount

Sold:
Class A	892,248	$11,765,932	1,163,951	$12,282,570

Class C	236,273	3,008,348	249,099	2,499,377

Class R	86,657	1,127,643	179,806	1,852,616

Class Y	1,817,387	24,214,728	2,954,466	29,867,919

Class R6	709,484	9,593,329	1,332,978	13,420,353

Issued as reinvestment of dividends:
Class A	183,162	2,322,499	-	-

Class C	58,673	709,352	-	-

Class R	21,782	272,050	-	-

Class Y	447,254	5,751,687	-	-

Class R6	243,443	3,167,195	-	-

Automatic conversion of Class C shares to Class A shares:
Class A	153,350	2,007,887	56,873	576,910

Class C	(160,915)	(2,007,887)	(59,311)	(576,910)

15	Invesco Emerging Markets Innovators Fund

	Summary of Share Activity

	Six months ended April 30, 2021(a)		Year ended October 31, 2020
	Shares	Amount	Shares	Amount

Reacquired:
Class A	(1,138,652)	$(14,946,044)	(2,926,973)	$(30,239,707)

Class C	(231,916)	(2,914,380)	(921,782)	(9,037,410)

Class R	(130,678)	(1,698,667)	(255,899)	(2,644,503)

Class Y	(1,196,639)	(15,998,356)	(7,316,804)	(69,789,157)

Class R6	(972,213)	(13,681,334)	(17,194,088)	(194,865,683)

Net increase (decrease) in share activity	1,018,700	$12,693,982	(22,737,684)	$(246,653,625)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 65% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

16	Invesco Emerging Markets Innovators Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2020 through April 30, 2021.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value (11/01/20)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (04/30/21)[1]	Expenses Paid During Period[2,3]	Ending Account Value (04/30/21)	Expenses Paid During Period[2], 4
Class A	$1,000.00	$1,219.90	$9.14	$1,016.56	$8.30	1.66%
Class C	1,000.00	1,215.00	13.29	1,012.79	12.08	2.42
Class R	1,000.00	1,218.50	10.56	1,015.27	9.59	1.92
Class Y	1,000.00	1,221.40	7.82	1,017.75	7.10	1.42
Class R5	1,000.00	1,222.30	6.94	1,018.55	6.31	1.26
Class R6	1,000.00	1,222.60	6.89	1,018.60	6.26	1.25

[1]

The actual ending account value is based on the actual total return of the Fund for the period November 1, 2020 through April 30, 2021, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]

Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year. Effective June 1, 2021, the Adviser has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.50%, 2.25%, 1.75%, 1.25%, 1.25% and 1.25% of average daily net assets, respectively. The annualized expense ratios restated as if these agreements had been in effect throughout the entire most recent fiscal half year are 1.50, 2.25%, 1.75%, 1.25%, 1.25% and 1.25% for of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

[3]

The actual expenses paid restated as if the changes discussed above had been in effect throughout the entire most recent half year are $8.26, $12.36, $9.63, $6.88, $6.89 and $6.89 for of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

[4]

The hypothetical expenses paid restated as if the changes discussed above had been in effect throughout the entire most recent half year are $7.50, $11.23, $8.75, $6.26, $6.26 and $6.26 for of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

17	Invesco Emerging Markets Innovators Fund

(This page intentionally left blank)

(This page intentionally left blank)

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎	Fund reports and prospectuses
∎	Quarterly statements
∎	Daily confirmations
∎	Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each fiscal year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-05426 and 033-19338	Invesco Distributors, Inc.	O-EMI-SAR-1

Semiannual Report to Shareholders	April 30, 2021

Invesco Emerging Markets Select Equity Fund
Nasdaq:
A: IEMAX ∎ C: IEMCX ∎ R: IEMRX ∎ Y: IEMYX ∎ R5: IEMIX ∎ R6: EMEFX

2	Fund Performance
4	Liquidity Risk Management Program
5	Schedule of Investments
7	Financial Statements
10	Financial Highlights
11	Notes to Financial Statements
16	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 10/31/20 to 4/30/21, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	16.05%

Class C Shares	15.69

Class R Shares	15.90

Class Y Shares	16.22

Class R5 Shares	16.22

Class R6 Shares	16.24

MSCI EAFE Index▼ (Broad Market Index)	28.84

MSCI Emerging Markets Index▼ (Style-Specific Index)	22.95

Lipper Emerging Market Funds Index ∎ (Peer Group Index)	25.77

Source(s): ▼RIMES Technologies Corp.; ∎Lipper Inc.

The MSCI EAFE® Index is an unmanaged index considered representative of stocks of Europe, Australasia and the Far East. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

    The MSCI Emerging Markets Index SM is an unmanaged index considered representative of stocks of developing countries. The index is computed using the net return, which with-holds applicable taxes for non-resident investors.

    The Lipper Emerging Market Funds Index is an unmanaged index considered representative of emerging market funds tracked by Lipper.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

    Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2                      Invesco Emerging Markets Select Equity Fund

Average Annual Total Returns
As of 4/30/21, including maximum applicable sales charges

Class A Shares
Inception (5/31/11)	2.70%
5 Years	14.31
1 Year	41.45
Class C Shares
Inception (5/31/11)	2.67%
5 Years	14.75
1 Year	47.60
Class R Shares
Inception (5/31/11)	3.01%
5 Years	15.29
1 Year	49.30
Class Y Shares
Inception (5/31/11)	3.54%
5 Years	15.90
1 Year	50.15
Class R5 Shares
Inception (5/31/11)	3.54%
5 Years	15.90
1 Year	50.15
Class R6 Shares
Inception	3.49%
5 Years	15.85
1 Year	50.22

Performance includes litigation proceeds. Had these proceeds not been received, total returns would have been lower.

    Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3                      Invesco Emerging Markets Select Equity Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 22-24, 2021, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2020 through December 31, 2020 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the coronavirus pandemic on the Fund and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

4                      Invesco Emerging Markets Select Equity Fund

Schedule of Investments

April 30, 2021

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–97.97%
Argentina–0.86%
MercadoLibre, Inc.(a)	624	$ 980,292

Brazil–2.57%
Arcos Dorados Holdings, Inc., Class A(a)	510,310	2,924,076

China–52.00%
Alibaba Group Holding Ltd., ADR(a)	36,000	8,314,200
Autohome, Inc., ADR	36,300	3,366,099
China Isotope & Radiation Corp.	1,614,400	5,921,635
China National Building Material Co.
Ltd., H Shares	3,244,000	4,685,585
Focus Media Information Technology
Co. Ltd., A Shares	1,108,362	1,844,580
Gree Electric Appliances, Inc. of Zhuhai, A Shares	619,791	5,733,179
Haitian International Holdings Ltd.	287,000	1,168,160
KE Holdings, Inc., ADR(a)	63,000	3,279,150
Kuaishou Technology(a)(b)	16,400	527,507
Kweichow Moutai Co. Ltd., A Shares	9,000	2,785,684
MicroPort CardioFlow Medtech Corp.(a)(b)	326,000	729,815
New Oriental Education & Technology Group, Inc., ADR(a)	82,310	1,256,050
Ping An Insurance (Group) Co. of China
Ltd., H Shares	679,000	7,418,729
Tencent Holdings Ltd.	100,000	7,997,306
Virscend Education Co. Ltd.(b)	20,399,000	4,142,383
		59,170,062

Egypt–1.46%
Eastern Co. S.A.E.	2,224,003	1,656,032

India–2.59%
Housing Development Finance Corp. Ltd.	90,425	2,950,863

Macau–3.54%
Sands China Ltd.(a)	848,400	4,021,664

Mexico–6.65%
Arca Continental S.A.B. de C.V.	503,242	2,694,457
Fomento Economico Mexicano, S.A.B. de C.V., Series CPO	321,912	2,493,201
Grupo Aeroportuario del Sureste S.A.B. de C.V., Class B(a)	140,292	2,372,782
		7,560,440

	Shares	Value
Netherlands–4.57%
Prosus N.V.	48,000	$ 5,204,638

Russia–6.14%
Sberbank of Russia PJSC, ADR(c)	102,211	1,608,170
Sberbank of Russia PJSC, ADR(c)	174,889	2,758,000
Yandex N.V., Class A(a)	40,000	2,622,000
		6,988,170

South Korea–5.47%
NAVER Corp.	7,100	2,287,918
Samsung Electronics Co. Ltd., Preference Shares	60,000	3,937,506
		6,225,424

Taiwan–8.08%
King Slide Works Co. Ltd.	237,000	3,062,735
Sea Ltd., ADR(a)	6,100	1,540,494
Taiwan Semiconductor Manufacturing Co. Ltd.	212,000	4,594,000
		9,197,229

Thailand–2.27%
Thai Beverage PCL	4,813,900	2,586,990
Turkey–1.77%
Ulker Biskuvi Sanayi A.S.(a)	757,000	2,010,729
Total Common Stocks & Other Equity Interests (Cost $84,614,055)		111,476,609

Money Market Funds–2.14%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e)	852,267	852,267
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(d)(e)	608,496	608,740
Invesco Treasury Portfolio, Institutional Class, 0.01%(d)(e)	974,020	974,020
Total Money Market Funds (Cost $2,435,027)		2,435,027
TOTAL INVESTMENTS IN SECURITIES–100.11% (Cost $87,049,082)		113,911,636
OTHER ASSETS LESS LIABILITIES–(0.11)%		(129,409)
NET ASSETS–100.00%		$113,782,227

Investment Abbreviations:

ADR – American Depositary Receipt

CPO – Certificates of Ordinary Participation

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                      Invesco Emerging Markets Select Equity Fund

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2021 was $5,399,705, which represented 4.75% of the Fund’s Net Assets.

(c)	The Fund holds securities which have been issued by the same entity and that trade on separate exchanges.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2021.

	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,832,574	$7,544,340	$(8,524,647)	$-	$-	$852,267	$191
Invesco Liquid Assets Portfolio, Institutional Class	1,308,737	5,388,814	(6,088,797)	139	(153)	608,740	297
Invesco Treasury Portfolio, Institutional Class	2,094,369	8,622,102	(9,742,451)	-	-	974,020	93
Total	$5,235,680	$21,555,256	$(24,355,895)	$139	$(153)	$2,435,027	$581

(e)	The rate shown is the 7-day SEC standardized yield as of April 30, 2021.

Portfolio Composition

By sector, based on Net Assets

as of April 30, 2021

Consumer Discretionary	28.63%
Communication Services	17.74
Financials	12.95
Consumer Staples	12.50
Information Technology	10.19
Health Care	5.85
Materials	4.12
Industrials	3.11
Real Estate	2.88
Money Market Funds Plus Other Assets Less Liabilities	2.03

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                      Invesco Emerging Markets Select Equity Fund

Statement of Assets and Liabilities

April 30, 2021

(Unaudited)

Assets:

Investments in securities, at value (Cost $84,614,055)	$111,476,609
Investments in affiliated money market funds, at value (Cost $2,435,027)	2,435,027
Foreign currencies, at value (Cost $687,833)	662,698
Receivable for:
Investments sold	69,433
Fund shares sold	195,948
Dividends	176,907
Investment for trustee deferred compensation and retirement plans	26,831
Other assets	73,614
Total assets	115,117,067

Liabilities:
Payable for:
Investments purchased	750,064
Fund shares reacquired	212,080
Amount due custodian	45,824
Accrued foreign taxes	142,852
Accrued fees to affiliates	62,876
Accrued other operating expenses	92,963
Trustee deferred compensation and retirement plans	28,181
Total liabilities	1,334,840
Net assets applicable to shares outstanding	$113,782,227

Net assets consist of:
Shares of beneficial interest	$ 86,722,338
Distributable earnings	27,059,889
$113,782,227

Net Assets:

Class A	$55,223,108
Class C	$8,020,601
Class R	$4,985,266
Class Y	$40,965,213
Class R5	$2,820,582
Class R6	$1,767,457

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	4,519,176
Class C	685,233
Class R	412,937
Class Y	3,337,320
Class R5	229,770
Class R6	144,101
Class A:
Net asset value per share	$12.22
Maximum offering price per share (Net asset value of $12.22 ÷ 94.50%)	$12.93
Class C:
Net asset value and offering price per share	$11.70
Class R:
Net asset value and offering price per share	$12.07
Class Y:
Net asset value and offering price per share	$12.27
Class R5:
Net asset value and offering price per share	$12.28
Class R6:
Net asset value and offering price per share	$12.27

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                      Invesco Emerging Markets Select Equity Fund

Statement of Operations

For the six months ended April 30, 2021

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $68,812)	$934,916

Dividends from affiliated money market funds	581

Total investment income	935,497

Expenses:
Advisory fees	505,276

Administrative services fees	6,319

Custodian fees	19,696

Distribution fees:
Class A	64,593

Class C	39,952

Class R	11,127

Transfer agent fees - A, C, R and Y	107,058

Transfer agent fees - R5	470

Transfer agent fees - R6	267

Trustees’ and officers’ fees and benefits	9,618

Registration and filing fees	42,858

Reports to shareholders	45,289

Professional services fees	39,769

Other	6,362

Total expenses	898,654

Less: Fees waived, expenses reimbursed and/or expense offset arrangement(s)	(201,223)

Net expenses	697,431

Net investment income	238,066

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities (net of foreign taxes of $16,313)	4,965,403

Affiliated investment securities	(153)

Foreign currencies	(17,424)

4,947,826

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities (net of foreign taxes of $87,202)	8,754,686

Affiliated investment securities	139

Foreign currencies	(23,874)

8,730,951

Net realized and unrealized gain	13,678,777

Net increase in net assets resulting from operations	$13,916,843

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                      Invesco Emerging Markets Select Equity Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2021 and the year ended October 31, 2020

(Unaudited)

	April 30,	October 31,
	2021	2020

Operations:
Net investment income	$238,066	$383,030

Net realized gain (loss)	4,947,826	(2,516,898)

Change in net unrealized appreciation	8,730,951	15,524,340

Net increase in net assets resulting from operations	13,916,843	13,390,472

Distributions to shareholders from distributable earnings:
Class A	(232,728)	(872,718)

Class C	(30,624)	(112,169)

Class R	(18,143)	(64,200)

Class Y	(196,967)	(687,821)

Class R5	(14,105)	(56,637)

Class R6	(7,257)	(17,679)

Total distributions from distributable earnings	(499,824)	(1,811,224)

Share transactions–net:
Class A	9,694,683	(276,082)

Class C	110,072	(499,185)

Class R	946,587	298,909

Class Y	1,068,066	6,385,193

Class R5	13,458	56,058

Class R6	425,208	340,665

Net increase in net assets resulting from share transactions	12,258,074	6,305,558

Net increase in net assets	25,675,093	17,884,806

Net assets:
Beginning of period	88,107,134	70,222,328

End of period	$113,782,227	$88,107,134

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                      Invesco Emerging Markets Select Equity Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover (c)
Class A
Six months ended 04/30/21	$10.58	$0.02		$1.68	$1.70	$(0.06)	$-	$(0.06)	$12.22	16.05%	$55,223	1.33	%(d)	1.71	%(d)	0.40	%(d)	18%
Year ended 10/31/20	9.10	0.04		1.67	1.71	(0.23)	-	(0.23)	10.58	19.11	39,446	1.33		1.72		0.45		42
Year ended 10/31/19	7.67	0.23	(e)	1.60	1.83	(0.03)	(0.37)	(0.40)	9.10	25.14	34,665	1.33		1.89		2.81	(e)	45
Year ended 10/31/18	9.30	0.07		(1.69)	(1.62)	(0.01)	-	(0.01)	7.67	(17.45)	27,580	1.33		2.03		0.73		104
Year ended 10/31/17	7.13	0.03		2.15	2.18	(0.01)	-	(0.01)	9.30	30.57	24,297	1.36		2.45		0.30		57
Year ended 10/31/16	6.53	0.02		0.58	0.60	-	-	-	7.13	9.19	11,855	1.66		2.59		0.33		47
Class C
Six months ended 04/30/21	10.16	(0.02)		1.60	1.58	(0.04)	-	(0.04)	11.70	15.59	8,021	2.08	(d)	2.46	(d)	(0.35	)(d)	18
Year ended 10/31/20	8.74	(0.03)		1.60	1.57	(0.15)	-	(0.15)	10.16	18.17	6,882	2.08		2.47		(0.30)		42
Year ended 10/31/19	7.41	0.16	(e)	1.54	1.70	-	(0.37)	(0.37)	8.74	24.09	6,550	2.08		2.64		2.06	(e)	45
Year ended 10/31/18	9.04	(0.00)		(1.63)	(1.63)	-	-	-	7.41	(18.03)	7,296	2.08		2.78		(0.02)		104
Year ended 10/31/17	6.97	(0.03)		2.10	2.07	-	-	-	9.04	29.70	6,793	2.11		3.20		(0.45)		57
Year ended 10/31/16	6.43	(0.03)		0.57	0.54	-	-	-	6.97	8.40	3,149	2.41		3.34		(0.42)		47
Class R
Six months ended 04/30/21	10.46	0.01		1.65	1.66	(0.05)	-	(0.05)	12.07	15.90	4,985	1.58	(d)	1.96	(d)	0.15	(d)	18
Year ended 10/31/20	8.99	0.02		1.65	1.67	(0.20)	-	(0.20)	10.46	18.90	3,514	1.58		1.97		0.20		42
Year ended 10/31/19	7.59	0.21	(e)	1.57	1.78	(0.01)	(0.37)	(0.38)	8.99	24.62	2,795	1.58		2.14		2.56	(e)	45
Year ended 10/31/18	9.21	0.05		(1.67)	(1.62)	-	-	-	7.59	(17.59)	2,077	1.58		2.28		0.48		104
Year ended 10/31/17	7.07	0.00		2.14	2.14	-	-	-	9.21	30.27	2,190	1.61		2.70		0.05		57
Year ended 10/31/16	6.50	0.01		0.56	0.57	-	-	-	7.07	8.77	1,263	1.91		2.84		0.08		47
Class Y
Six months ended 04/30/21	10.62	0.04		1.67	1.71	(0.06)	-	(0.06)	12.27	16.13	40,965	1.08	(d)	1.46	(d)	0.65	(d)	18
Year ended 10/31/20	9.13	0.07		1.67	1.74	(0.25)	-	(0.25)	10.62	19.48	34,678	1.08		1.47		0.70		42
Year ended 10/31/19	7.71	0.26	(e)	1.59	1.85	(0.06)	(0.37)	(0.43)	9.13	25.27	23,550	1.08		1.64		3.06	(e)	45
Year ended 10/31/18	9.33	0.09		(1.69)	(1.60)	(0.02)	-	(0.02)	7.71	(17.17)	16,697	1.08		1.78		0.98		104
Year ended 10/31/17	7.15	0.04		2.16	2.20	(0.02)	-	(0.02)	9.33	30.94	7,111	1.11		2.20		0.55		57
Year ended 10/31/16	6.53	0.04		0.58	0.62	-	-	-	7.15	9.49	4,858	1.41		2.34		0.58		47
Class R5
Six months ended 04/30/21	10.62	0.04		1.68	1.72	(0.06)	-	(0.06)	12.28	16.22	2,821	1.08	(d)	1.28	(d)	0.65	(d)	18
Year ended 10/31/20	9.13	0.07		1.67	1.74	(0.25)	-	(0.25)	10.62	19.48	2,428	1.08		1.26		0.70		42
Year ended 10/31/19	7.71	0.26	(e)	1.59	1.85	(0.06)	(0.37)	(0.43)	9.13	25.27	2,033	1.08		1.39		3.06	(e)	45
Year ended 10/31/18	9.33	0.09		(1.69)	(1.60)	(0.02)	-	(0.02)	7.71	(17.16)	1,623	1.08		1.55		0.98		104
Year ended 10/31/17	7.15	0.04		2.16	2.20	(0.02)	-	(0.02)	9.33	30.94	1,960	1.10		1.91		0.56		57
Year ended 10/31/16	6.53	0.04		0.58	0.62	-	-	-	7.15	9.49	1,497	1.41		1.99		0.58		47
Class R6
Six months ended 04/30/21	10.61	0.04		1.68	1.72	(0.06)	-	(0.06)	12.27	16.24	1,767	1.08	(d)	1.28	(d)	0.65	(d)	18
Year ended 10/31/20	9.12	0.07		1.67	1.74	(0.25)	-	(0.25)	10.61	19.50	1,161	1.08		1.26		0.70		42
Year ended 10/31/19	7.70	0.26	(e)	1.59	1.85	(0.06)	(0.37)	(0.43)	9.12	25.31	629	1.08		1.39		3.06	(e)	45
Year ended 10/31/18	9.32	0.09		(1.69)	(1.60)	(0.02)	-	(0.02)	7.70	(17.18)	227	1.08		1.55		0.98		104
Year ended 10/31/17	7.15	0.04		2.15	2.19	(0.02)	-	(0.02)	9.32	30.80	12	1.10		1.91		0.56		57
Year ended 10/31/16	6.54	0.04		0.57	0.61	-	-	-	7.15	9.33	6,604	1.41		1.99		0.58		47

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)

Ratios are annualized and based on average daily net assets (000’s omitted) of $52,102, $8,057, $4,488, $39,895, $2,827 and $1,608 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

(e)

Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets includes significant dividends received during the year ended October 31, 2019. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the significant dividends are $0.07 and 0.95%, $0.00 and 0.20%, $0.05 and 0.70%, $0.10 and 1.20%, $0.10 and 1.20% and $0.10 and 1.20% for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                      Invesco Emerging Markets Select Equity Fund

Notes to Financial Statements

April 30, 2021

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Emerging Markets Select Equity Fund (the “Fund”) is a series portfolio of AIM Investment Funds (Invesco Investment Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is long-term growth of capital.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for ten years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the tenth anniversary after a purchase of Class C shares. Effective November 30, 2020, the automatic conversion pursuant to the Conversion Feature changed from ten years to eight years. The first conversion of Class C shares to Class A shares occurred at the end of December 2020 for all Class C shares that were held for more than eight years as of November 30, 2020.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations –Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from

11                      Invesco Emerging Markets Select Equity Fund

settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders.

Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

J.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with

12                      Invesco Emerging Markets Select Equity Fund

forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

K.

COVID-19 Risk – The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations and supply chains, layoffs, lower consumer demand, and defaults, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally.

The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on the Fund’s performance.
L.

Other Risks – The Fund is non-diversified and may invest in securities of fewer issuers than if it were diversified. Thus, the value of the Fund’s shares may vary more widely and the Fund may be subject to greater market and credit risk than if the Fund invested more broadly.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $ 250 million	0.935%
Next $250 million	0.910%
Next $500 million	0.885%
Next $1.5 billion	0.860%
Next $2.5 billion	0.835%
Next $2.5 billion	0.810%
Next $2.5 billion	0.785%
Over $10 billion	0.760%

    For the six months ended April 30, 2021, the effective advisory fee rate incurred by the Fund was 0.93%.

    Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

    The Adviser has contractually agreed, through at least February 28, 2022, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.33%, 2.08%, 1.58%, 1.08%, 1.08% and 1.08%, respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on February 28, 2022. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. To the extent that the annualized expense ratio does not exceed the expense limits, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

    Further, the Adviser has contractually agreed, through at least June 30, 2023, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

    For the six months ended April 30, 2021, the Adviser waived advisory fees of $93,162 and reimbursed class level expenses of $53,356, $8,251, $4,596, $40,855, $470 and $267 of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

    The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2021, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

    The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2021, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

    The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2021, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

    Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2021, IDI advised the Fund that IDI retained $36,060 in front-end sales commissions from the sale of Class A shares and $170 and $138 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

    For the six months ended April 30, 2021, the Fund incurred $133 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

    Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

13                      Invesco Emerging Markets Select Equity Fund

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	-	Prices are determined using quoted prices in an active market for identical assets.
Level 2	-	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	-	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

    The following is a summary of the tiered valuation input levels, as of April 30, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Argentina	$ 980,292	$ –	$–	$ 980,292
Brazil	2,924,076	–	–	2,924,076
China	16,215,499	42,954,563	–	59,170,062
Egypt	–	1,656,032	–	1,656,032
India	–	2,950,863	–	2,950,863
Macau	–	4,021,664	–	4,021,664
Mexico	7,560,440	–	–	7,560,440
Netherlands	–	5,204,638	–	5,204,638
Russia	5,380,000	1,608,170	–	6,988,170
South Korea	–	6,225,424	–	6,225,424
Taiwan	1,540,494	7,656,735	–	9,197,229
Thailand	–	2,586,990	–	2,586,990
Turkey	–	2,010,729	–	2,010,729
Money Market Funds	2,435,027	–	–	2,435,027
Total Investments	$37,035,828	$76,875,808	$–	$113,911,636

NOTE 4–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2021, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $266.

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP.

Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

14                      Invesco Emerging Markets Select Equity Fund

    The Fund had a capital loss carryforward as of October 31, 2020, as follows:

	Capital Loss Carryforward*
Expiration		Short-Term	Long-Term	Total
Not subject to expiration		$—	$4,053,838	$4,053,838

*

Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2021 was $33,698,808 and $18,307,601, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$27,901,701
Aggregate unrealized (depreciation) of investments	(1,500,970)
Net unrealized appreciation of investments	$26,400,731

    Cost of investments for tax purposes is $87,510,905.

NOTE 9–Share Information

	Summary of Share Activity
	Six months ended		Year ended
	April 30, 2021(a)		October 31, 2020
	Shares	Amount	Shares	Amount
Sold:
Class A	1,260,563	$15,439,495	1,175,963	$ 11,146,113
Class C	144,901	1,710,504	263,905	2,454,357
Class R	122,739	1,497,683	148,437	1,402,705
Class Y	1,028,550	12,661,017	1,993,490	18,405,869
Class R5	817	9,738	-	-
Class R6	52,037	639,997	66,073	569,644

Issued as reinvestment of dividends:
Class A	17,922	215,778	87,845	821,349
Class C	2,462	28,493	11,611	104,965
Class R	1,517	18,069	6,904	63,997
Class Y	15,856	191,539	71,313	668,205
Class R5	1,156	13,965	5,983	56,058
Class R6	595	7,178	1,854	17,354

Automatic conversion of Class C shares to Class A shares:
Class A	81,320	977,206	26,703	251,712
Class C	(84,712)	(977,206)	(27,728)	(251,712)

Reacquired:
Class A	(568,709)	(6,937,796)	(1,373,595)	(12,495,256)
Class C	(54,545)	(651,719)	(320,461)	(2,806,795)
Class R	(47,128)	(569,165)	(130,339)	(1,167,793)
Class Y	(972,736)	(11,784,490)	(1,378,478)	(12,688,881)
Class R5	(817)	(10,245)	-	-
Class R6	(17,931)	(221,967)	(27,465)	(246,333)
Net increase in share activity	983,857	$12,258,074	602,015	$ 6,305,558

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 46% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

15                      Invesco Emerging Markets Select Equity Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2020 through April 30, 2021.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value (11/01/20)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (04/30/21)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/21)	Expenses Paid During Period[2]
Class A	$1,000.00	$1,160.50	$7.12	$1,018.20	$6.66	1.33%
Class C	1,000.00	1,156.90	11.12	1,014.48	10.39	2.08
Class R	1,000.00	1,159.00	8.46	1,016.96	7.90	1.58
Class Y	1,000.00	1,162.20	5.79	1,019.44	5.41	1.08
Class R5	1,000.00	1,162.20	5.79	1,019.44	5.41	1.08
Class R6	1,000.00	1,162.40	5.79	1,019.44	5.41	1.08

[1]

The actual ending account value is based on the actual total return of the Fund for the period November 1, 2020 through April 30, 2021, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

16                      Invesco Emerging Markets Select Equity Fund

(This page intentionally left blank)

(This page intentionally left blank)

(This page intentionally left blank)

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents. With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

∎ Daily confirmations

∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each fiscal year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/ corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-05426 and 033-19338	Invesco Distributors, Inc.	EME-SAR-1

Semiannual Report to Shareholders	April 30, 2021

Invesco Fundamental Alternatives Fund
Nasdaq:
A: QVOPX ∎ C: QOPCX ∎ R: QOPNX ∎ Y: QOPYX ∎ R5: FDATX ∎ R6: QOPIX

2	Fund Performance
4	Liquidity Risk Management Program
5	Consolidated Schedule of Investments
19	Consolidated Financial Statements
22	Consolidated Financial Highlights
23	Notes to Consolidated Financial Statements
32	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 10/31/20 to 4/30/21, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	4.26%
Class C Shares	3.84
Class R Shares	4.09
Class Y Shares	4.39
Class R5 Shares	4.47
Class R6 Shares	4.57
HFRX Global Hedge Fund Index▼	8.43
Source(s): ▼Bloomberg L.P.

The HFRX Global Hedge Fund Index is designed to be representative of the overall composition of the hedge fund universe.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

    Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2	Invesco Fundamental Alternatives Fund

Average Annual Total Returns
As of 4/30/21, including maximum applicable sales charges

Class A Shares
Inception (1/3/89)	7.19%
10 Years	1.08
5 Years	1.06
1 Year	1.39

Class C Shares
Inception (9/1/93)	5.58%
10 Years	1.04
5 Years	1.42
1 Year	5.48

Class R Shares
Inception (3/1/01)	2.28%
10 Years	1.38
5 Years	1.93
1 Year	7.01

Class Y Shares
Inception (12/16/96)	4.32%
10 Years	1.90
5 Years	2.45
1 Year	7.59

Class R5 Shares
10 Years	1.74%
5 Years	2.37
1 Year	7.79

Class R6 Shares
Inception (2/28/13)	3.30%
5 Years	2.65
1 Year	7.89

Effective May 24, 2019, Class A, Class C, Class R, Class Y and Class I shares of the Oppenheimer Fundamental Alternatives Fund, (the predecessor fund), were reorganized into Class A, Class C, Class R, Class Y and Class R6 shares, respectively, of the Invesco Oppenheimer Fundamental Alternatives Fund. Note: The Fund was subsequently renamed the Invesco Fundamental Alternatives Fund (the Fund). Returns shown above, for periods ending on or prior to May 24, 2019, for Class A, Class C, Class R, Class Y and Class R6 shares are those for Class A, Class C, Class R, Class Y and Class I shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

    Class R5 shares incepted on May 24, 2019. Performance shown on and prior to that date is that of the predecessor fund’s Class A shares and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3	Invesco Fundamental Alternatives Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 22-24, 2021, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2020 through December 31, 2020 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the coronavirus pandemic on the Fund and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

4	Invesco Fundamental Alternatives Fund

Consolidated Schedule of Investments(a)

April 30, 2021

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests-52.65%
Advertising-0.08%
Interpublic Group of Cos., Inc. (The)	12,700	$403,225

Pacific Drilling S.A.	1,362	2,429

		405,654

Aerospace & Defense-0.11%
Raytheon Technologies Corp.	7,300	607,652

Agricultural & Farm Machinery-0.36%
AGCO Corp.	3,000	437,760

Deere & Co.	4,080	1,513,068

		1,950,828

Air Freight & Logistics-0.78%
C.H. Robinson Worldwide, Inc.	11,100	1,077,588

Expeditors International of Washington, Inc.	13,000	1,428,180

FedEx Corp.	2,100	609,651

United Parcel Service, Inc., Class B	5,300	1,080,458

		4,195,877

Airlines-0.21%
Alaska Air Group, Inc.(b)	2,600	179,764

Copa Holdings S.A., Class A (Panama)	4,000	346,000

Southwest Airlines Co.	9,100	571,298

		1,097,062

Alternative Carriers-0.14%
Liberty Global PLC, Class C (United Kingdom)(b)	17,200	465,432

Lumen Technologies, Inc.	23,200	297,656

		763,088

Apparel Retail-0.05%
L Brands, Inc.(b)	4,200	276,780

Apparel, Accessories & Luxury Goods-0.00%
Sunrise Oil & Gas, Inc.	4,631	1,968

Application Software-1.49%
Adobe, Inc.(b)	5,100	2,592,534

Blackbaud, Inc.	5,000	355,600

Cadence Design Systems, Inc.(b)	4,500	592,965

Citrix Systems, Inc.	10,000	1,238,500

Fair Isaac Corp.(b)	320	166,851

Fusion Connect, Inc.(c)	1	1

Fusion Connect, Inc., Wts., expiring 12/31/2021(c)	6,073	8,199

Intuit, Inc.	1,260	519,322

salesforce.com, Inc.(b)	3,850	886,732

SS&C Technologies Holdings, Inc.	2,400	178,128

Synopsys, Inc.(b)	1,800	444,708

Tyler Technologies, Inc.(b)	2,300	977,178

		7,960,718

Asset Management & Custody Banks-0.20%
Ameriprise Financial, Inc.	1,450	374,680

	Shares	Value
Asset Management & Custody Banks-(continued)
BlackRock, Inc.	315	$258,079

T. Rowe Price Group, Inc.	2,500	448,000

		1,080,759

Auto Parts & Equipment-0.07%
Gentex Corp.	10,600	372,908

Automobile Manufacturers-0.62%
Ford Motor Co.(b)	51,200	590,848

General Motors Co.(b)	10,600	606,532

Tesla, Inc.(b)	3,020	2,142,509

		3,339,889

Automotive Retail-0.06%
AutoNation, Inc.(b)	3,300	338,184

Biotechnology-2.85%
AbbVie, Inc.	8,500	947,750

Amgen, Inc.	9,150	2,192,706

Biogen, Inc.(b)	4,320	1,154,866

BioMarin Pharmaceutical, Inc.(b)	9,400	732,448

Blueprint Medicines Corp.(b)	8,600	828,352

Gilead Sciences, Inc.	33,600	2,132,592

Incyte Corp.(b)	1,800	153,684

Ionis Pharmaceuticals, Inc.(b)	18,400	787,888

Ligand Pharmaceuticals, Inc.(b)	4,900	714,861

Regeneron Pharmaceuticals, Inc.(b)	3,740	1,800,062

Seagen, Inc.(b)	4,200	603,792

United Therapeutics Corp.(b)	7,900	1,592,324

Vertex Pharmaceuticals, Inc.(b)	7,550	1,647,410

		15,288,735

Broadcasting-0.06%
Fox Corp., Class A	8,700	325,554

Building Products-0.51%
Carrier Global Corp.	7,100	309,418

Fortune Brands Home & Security, Inc.	3,300	346,434

Johnson Controls International PLC	9,500	592,230

Lennox International, Inc.	1,020	342,047

Masco Corp.	5,300	338,564

Owens Corning	4,000	387,240

Trane Technologies PLC	2,250	391,117

		2,707,050

Cable & Satellite-0.99%
Altice USA, Inc., Class A(b)	10,500	381,255

Charter Communications, Inc., Class A(b)	2,740	1,845,253

Comcast Corp., Class A	43,300	2,431,295

Sirius XM Holdings, Inc.	108,400	661,240

		5,319,043

Coal & Consumable Fuels-0.01%
ACNR Holdings, Inc.	3,672	53,244

Commodity Chemicals-0.18%
Dow, Inc.	15,300	956,250

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

5	Invesco Fundamental Alternatives Fund

	Shares	Value

Communications Equipment-0.62%
Cisco Systems, Inc.	57,000	$2,901,870

Ubiquiti, Inc.	1,500	427,995

		3,329,865

Computer & Electronics Retail-0.05%
Best Buy Co., Inc.	2,300	267,421

Construction & Engineering-0.09%
Quanta Services, Inc.	4,700	454,208

Construction Machinery & Heavy Trucks-0.17%
Caterpillar, Inc.	2,600	593,086

Cummins, Inc.	1,300	327,652

		920,738

Consumer Finance-0.37%
Ally Financial, Inc.	18,000	926,100

Discover Financial Services	3,800	433,200

LendingTree, Inc.(b)	800	165,192

Synchrony Financial	10,600	463,644

		1,988,136

Copper-0.10%
Freeport-McMoRan, Inc.	6,100	230,031

Southern Copper Corp. (Peru)	4,200	291,522

		521,553

Data Processing & Outsourced Services-2.27%
Automatic Data Processing, Inc.	10,800	2,019,492

Black Knight, Inc.(b)	6,800	492,456

Broadridge Financial Solutions, Inc.	7,500	1,189,725

Fidelity National Information Services, Inc.	1,200	183,480

Fiserv, Inc.(b)	3,100	372,372

Jack Henry & Associates, Inc.	2,800	455,924

Mastercard, Inc., Class A	3,000	1,146,180

MAXIMUS, Inc.	5,000	458,200

Paychex, Inc.	13,300	1,296,617

PayPal Holdings, Inc.(b)	5,050	1,324,564

Visa, Inc., Class A	10,850	2,534,126

Western Union Co. (The)	26,700	687,792

		12,160,928

Distillers & Vintners-0.10%
Constellation Brands, Inc., Class A	2,250	540,720

Distributors-0.12%
Genuine Parts Co.	2,900	362,413

LKQ Corp.(b)	6,000	280,260

		642,673

Diversified Banks-1.03%
Bank of America Corp.	33,300	1,349,649

Citigroup, Inc.	9,200	655,408

JPMorgan Chase & Co.	14,700	2,261,007

U.S. Bancorp	10,400	617,240

Wells Fargo & Co.	14,100	635,205

		5,518,509

Diversified Chemicals-0.08%
Eastman Chemical Co.	3,800	438,482

	Shares	Value

Education Services-0.05%
Adtalem Global Education, Inc.(b)	7,200	$247,032

Electric Utilities-1.25%
American Electric Power Co., Inc.	14,800	1,312,908

Duke Energy Corp.	16,100	1,621,109

Edison International	4,900	291,305

Exelon Corp.	13,000	584,220

NextEra Energy, Inc.	10,500	813,855

PPL Corp.	10,500	305,865

Southern Co. (The)	19,100	1,263,847

Xcel Energy, Inc.	6,700	477,710

		6,670,819

Electrical Components & Equipment-0.17%
Eaton Corp. PLC	3,300	471,669

Regal Beloit Corp.	3,000	433,290

		904,959

Electronic Equipment & Instruments-0.19%
Keysight Technologies, Inc.(b)	4,000	577,400

Vontier Corp.(b)	14,500	454,430

		1,031,830

Environmental & Facilities Services-0.17%
Republic Services, Inc.	8,400	892,920

Fertilizers & Agricultural Chemicals-0.08%
Corteva, Inc.	8,900	433,964

Financial Exchanges & Data-0.30%
CME Group, Inc., Class A	3,350	676,666

Intercontinental Exchange, Inc.	7,800	918,138

		1,594,804

Food Retail-0.58%
Casey’s General Stores, Inc.	4,200	933,198

Kroger Co. (The)	59,600	2,177,784

		3,110,982

Forest Products-0.07%
Louisiana Pacific Corp.	5,300	349,164

Gas Utilities-0.22%
Atmos Energy Corp.	8,600	890,874

ONE Gas, Inc.	3,500	281,645

		1,172,519

General Merchandise Stores-0.51%
Dollar General Corp.	1,550	332,862

Dollar Tree, Inc.(b)	1,400	160,860

Target Corp.	10,800	2,238,408

		2,732,130

Gold-0.24%
Newmont Corp.	20,600	1,285,646

Health Care Distributors-0.37%
AmerisourceBergen Corp.	3,000	362,400

Cardinal Health, Inc.	11,500	693,910

McKesson Corp.	4,950	928,422

		1,984,732

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

6	Invesco Fundamental Alternatives Fund

	Shares	Value

Health Care Equipment-1.46%
Abbott Laboratories	18,800	$2,257,504

Baxter International, Inc.	2,700	231,363

Becton, Dickinson and Co.	6,100	1,517,741

Danaher Corp.	6,950	1,764,883

Hologic, Inc.(b)	8,700	570,285

IDEXX Laboratories, Inc.(b)	840	461,152

Medtronic PLC	6,500	850,980

Stryker Corp.	600	157,578

		7,811,486

Health Care Facilities-0.19%
HCA Healthcare, Inc.	4,000	804,240

Universal Health Services, Inc., Class B	1,600	237,456

		1,041,696

Health Care Services-0.46%
Chemed Corp.	620	295,498

Cigna Corp.	2,250	560,272

CVS Health Corp.	7,500	573,000

DaVita, Inc.(b)	1,500	174,795

Laboratory Corp. of America Holdings(b)	2,050	545,034

Quest Diagnostics, Inc.	2,300	303,324

		2,451,923

Health Care Supplies-0.03%
West Pharmaceutical Services, Inc.	550	180,686

Health Care Technology-0.16%
Cerner Corp.	11,300	848,065

Home Improvement Retail-0.46%
Home Depot, Inc. (The)	4,680	1,514,776

Lowe’s Cos., Inc.	4,900	961,625

		2,476,401

Homebuilding-0.12%
Lennar Corp., Class A	4,000	414,400

PulteGroup, Inc.	3,400	201,008

		615,408

Homefurnishing Retail-0.03%
Williams Sonoma, Inc.	1,000	170,750

Hotels, Resorts & Cruise Lines-0.05%
Marriott International, Inc., Class A	1,900	282,188

Household Products-1.25%
Church & Dwight Co., Inc.	2,700	231,498

Clorox Co. (The)	5,650	1,031,125

Colgate-Palmolive Co.	15,500	1,250,850

Kimberly-Clark Corp.	6,600	879,912

Procter & Gamble Co. (The)	21,400	2,855,188

Reynolds Consumer Products, Inc.	5,000	146,600

Spectrum Brands Holdings, Inc.	3,300	290,862

		6,686,035

Human Resource & Employment Services-0.10%
ManpowerGroup, Inc.	4,200	507,738

Hypermarkets & Super Centers-0.86%
BJ’s Wholesale Club Holdings, Inc.(b)	6,600	294,822

Costco Wholesale Corp.	4,780	1,778,590

	Shares	Value

Hypermarkets & Super Centers-(continued)
Walmart, Inc.	17,900	$2,504,389

		4,577,801

Independent Power Producers & Energy Traders-0.07%
AES Corp. (The)	12,800	356,096

Industrial Conglomerates-0.19%
3M Co.	2,750	542,135

General Electric Co.	18,000	236,160

Honeywell International, Inc.	1,050	234,192

		1,012,487

Industrial Gases-0.03%
Linde PLC (United Kingdom)	650	185,796

Industrial Machinery-0.07%
Illinois Tool Works, Inc.	1,650	380,259

Industrial REITs-0.29%
Duke Realty Corp.	13,400	623,368

EastGroup Properties, Inc.	2,100	333,186

Prologis, Inc.	5,000	582,650

		1,539,204

Insurance Brokers-0.09%
Aon PLC, Class A	1,900	477,736

Integrated Oil & Gas-0.31%
Chevron Corp.	9,200	948,244

Exxon Mobil Corp.	12,500	715,500

		1,663,744

Integrated Telecommunication Services-0.78%
AT&T, Inc.	67,000	2,104,470

Verizon Communications, Inc.	36,100	2,086,219

		4,190,689

Interactive Home Entertainment-0.95%
Activision Blizzard, Inc.	18,400	1,677,896

Electronic Arts, Inc.	12,300	1,747,584

Take-Two Interactive Software, Inc.(b)	8,000	1,403,040

Zynga, Inc., Class A(b)	26,000	281,320

		5,109,840

Interactive Media & Services-2.36%
Alphabet, Inc., Class A(b)	2,795	6,578,032

Alphabet, Inc., Class C(b)	955	2,301,665

Facebook, Inc., Class A(b)	11,560	3,757,925

		12,637,622

Internet & Direct Marketing Retail-1.39%
Amazon.com, Inc.(b)	1,860	6,449,401

eBay, Inc.	8,100	451,899

Etsy, Inc.(b)	1,300	258,427

Qurate Retail, Inc., Class A	24,300	289,170

		7,448,897

Internet Services & Infrastructure-0.28%
Akamai Technologies, Inc.(b)	4,200	456,540

VeriSign, Inc.(b)	4,700	1,028,219

		1,484,759

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

7	Invesco Fundamental Alternatives Fund

	Shares	Value

Investment Banking & Brokerage-0.42%
Charles Schwab Corp. (The)	7,200	$506,880

Goldman Sachs Group, Inc. (The)	2,520	878,094

Morgan Stanley	10,500	866,775

		2,251,749

IT Consulting & Other Services-1.19%
Accenture PLC, Class A	10,700	3,102,679

Amdocs Ltd.	13,000	997,620

Cognizant Technology Solutions Corp., Class A	15,000	1,206,000

Gartner, Inc.(b)	1,500	293,820

International Business Machines Corp.	5,400	766,152

		6,366,271

Life & Health Insurance-0.21%
Aflac, Inc.	6,200	333,126

CNO Financial Group, Inc.	6,000	153,180

MetLife, Inc.	2,900	184,527

Principal Financial Group, Inc.	7,200	459,864

		1,130,697

Life Sciences Tools & Services-0.54%
Agilent Technologies, Inc.	5,000	668,200

Mettler-Toledo International, Inc.(b)	285	374,296

PerkinElmer, Inc.	2,400	311,112

Thermo Fisher Scientific, Inc.	2,320	1,090,934

Waters Corp.(b)	1,400	419,818

		2,864,360

Managed Health Care-0.55%
Anthem, Inc.	1,700	644,963

Humana, Inc.	440	195,906

Molina Healthcare, Inc.(b)	1,400	357,140

UnitedHealth Group, Inc.	4,320	1,722,816

		2,920,825

Marine-0.00%
HGIM Corp.	731	3,838

Movies & Entertainment-0.77%
Liberty Media Corp.-Liberty Formula One, Class C(b)	6,900	323,886

Netflix, Inc.(b)	4,100	2,105,227

Walt Disney Co. (The)(b)	6,900	1,283,538

World Wrestling Entertainment, Inc., Class A	7,000	385,770

		4,098,421

Multi-Sector Holdings-0.51%
Berkshire Hathaway, Inc., Class B(b)	9,950	2,735,752

Multi-Utilities-0.98%
Ameren Corp.	5,800	492,072

CMS Energy Corp.	6,500	418,535

Consolidated Edison, Inc.	16,100	1,246,301

Dominion Energy, Inc.	17,200	1,374,280

DTE Energy Co.	2,400	336,048

MDU Resources Group, Inc.	8,300	277,718

Public Service Enterprise Group, Inc.	4,900	309,484

Sempra Energy	2,300	316,411

	Shares	Value

Multi-Utilities-(continued)
WEC Energy Group, Inc.	5,100	$495,567

		5,266,416

Oil & Gas Drilling-0.00%
Vantage Drilling International(b)	73	234

Oil & Gas Equipment & Services-0.06%
Halliburton Co.	17,700	346,212

Oil & Gas Exploration & Production-0.17%
ConocoPhillips	3,800	194,332

EOG Resources, Inc.	6,000	441,840

Pioneer Natural Resources Co.	1,900	292,277

Sabine Oil & Gas Holdings, Inc.(b)	115	1,438

		929,887

Oil & Gas Refining & Marketing-0.03%
World Fuel Services Corp.	5,500	170,115

Oil & Gas Storage & Transportation-0.14%
Kinder Morgan, Inc.	23,300	397,265

Southcross Energy Partners L.P.	17,192	499

Williams Cos., Inc. (The)	13,500	328,860

		726,624

Other Diversified Financial Services-0.03%
Crossmark Holdings, Inc., Wts., expiring 07/26/2024(c)	809	152,335

Packaged Foods & Meats-1.49%
Campbell Soup Co.	23,600	1,126,900

Conagra Brands, Inc.	8,800	326,392

Flowers Foods, Inc.	12,800	306,688

General Mills, Inc.	10,900	663,374

Hain Celestial Group, Inc. (The)(b)	8,400	344,484

Hershey Co. (The)	3,600	591,480

Hormel Foods Corp.	19,100	882,420

JM Smucker Co. (The)	2,700	353,673

Kellogg Co.	5,600	349,552

Kraft Heinz Co. (The)	19,600	809,284

Mondelez International, Inc., Class A	19,400	1,179,714

Sanderson Farms, Inc.	2,500	411,325

Tyson Foods, Inc., Class A	8,300	642,835

		7,988,121

Paper Packaging-0.06%
International Paper Co.	5,300	307,400

Personal Products-0.05%
Nu Skin Enterprises, Inc., Class A	5,500	290,730

Pharmaceuticals-2.23%
Bristol-Myers Squibb Co.	10,700	667,894

Eli Lilly and Co.	9,600	1,754,592

Johnson & Johnson	23,100	3,759,063

Merck & Co., Inc.	31,400	2,339,300

Pfizer, Inc.	63,400	2,450,410

Zoetis, Inc.	5,750	994,922

		11,966,181

Property & Casualty Insurance-0.46%
Allstate Corp. (The)	5,300	672,040

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

8	Invesco Fundamental Alternatives Fund

	Shares	Value

Property & Casualty Insurance-(continued)
Chubb Ltd.	2,350	$403,236

Progressive Corp. (The)	13,600	1,370,064

		2,445,340

Publishing-0.30%
John Wiley & Sons, Inc., Class A	5,300	301,782

New York Times Co. (The), Class A	21,600	980,856

News Corp., Class A	12,600	330,057

		1,612,695

Railroads-0.36%
CSX Corp.	3,700	372,775

Norfolk Southern Corp.	650	181,506

Union Pacific Corp.	6,200	1,376,958

		1,931,239

Real Estate Services-0.05%
CBRE Group, Inc., Class A(b)	3,400	289,680

Regional Banks-0.47%
Citizens Financial Group, Inc.	7,700	356,356

Fifth Third Bancorp	12,300	498,642

PNC Financial Services Group, Inc. (The)	2,150	401,943

Regions Financial Corp.	18,400	401,120

SVB Financial Group(b)	340	194,422

Synovus Financial Corp.	7,400	346,764

Umpqua Holdings Corp.	17,000	316,880

		2,516,127

Research & Consulting Services-0.17%
Booz Allen Hamilton Holding Corp.	10,900	904,155

Residential REITs-0.07%
Mid-America Apartment Communities, Inc.	2,500	393,325

Restaurants-0.86%
Chipotle Mexican Grill, Inc.(b)	215	320,787

Domino’s Pizza, Inc.	2,960	1,250,126

McDonald’s Corp.	8,800	2,077,504

Starbucks Corp.	3,300	377,817

Yum! Brands, Inc.	5,000	597,600

		4,623,834

Semiconductor Equipment-0.34%
Applied Materials, Inc.	7,800	1,035,138

KLA Corp.	1,420	447,797

Lam Research Corp.	520	322,634

		1,805,569

Semiconductors-1.59%
Broadcom, Inc.	3,020	1,377,724

Intel Corp.	22,100	1,271,413

Microchip Technology, Inc.	2,650	398,268

Micron Technology, Inc.(b)	3,100	266,817

NVIDIA Corp.	1,620	972,616

NXP Semiconductors N.V. (Netherlands)	1,650	317,642

Qorvo, Inc.(b)	2,200	413,974

QUALCOMM, Inc.	6,100	846,680

Skyworks Solutions, Inc.	1,700	308,261

Texas Instruments, Inc.	13,050	2,355,655

		8,529,050

	Shares	Value

Soft Drinks-0.65%
Coca-Cola Co. (The)	20,100	$1,084,998

Keurig Dr Pepper, Inc.	14,500	519,825

PepsiCo, Inc.	13,100	1,888,496

		3,493,319

Specialized Consumer Services-0.25%
H&R Block, Inc.	12,600	280,476

Service Corp. International	10,800	577,152

Terminix Global Holdings, Inc.(b)	9,400	478,366

		1,335,994

Specialized REITs-0.85%
Crown Castle International Corp.	2,750	519,915

Equinix, Inc.	255	183,794

Extra Space Storage, Inc.	10,100	1,501,769

Public Storage	5,950	1,672,902

SBA Communications Corp., Class A	700	209,804

Weyerhaeuser Co.	11,500	445,855

		4,534,039

Specialty Chemicals-0.39%
Celanese Corp.	1,550	242,808

DuPont de Nemours, Inc.	7,000	539,770

Sherwin-Williams Co. (The)	4,820	1,320,053

		2,102,631

Systems Software-3.05%
Dolby Laboratories, Inc., Class A	6,200	629,114

Fortinet, Inc.(b)	1,400	285,922

Microsoft Corp.	42,700	10,768,086

Oracle Corp.	34,800	2,637,492

Palo Alto Networks, Inc.(b)	800	282,712

ServiceNow, Inc.(b)	1,060	536,752

Teradata Corp.(b)	23,600	1,167,492

		16,307,570

Technology Distributors-0.12%
Arrow Electronics, Inc.(b)	5,500	627,385

Technology Hardware, Storage & Peripherals-2.04%
Apple, Inc.	77,800	10,227,588

HP, Inc.	20,600	702,666

		10,930,254

Textiles-0.00%
Sunguard Availability Services Capital, Inc.	225	197

Thrifts & Mortgage Finance-0.05%
New York Community Bancorp, Inc.	21,400	255,944

Tobacco-0.38%
Altria Group, Inc.	17,600	840,400

Philip Morris International, Inc.	12,800	1,216,000

		2,056,400

Trading Companies & Distributors-0.11%
United Rentals, Inc.(b)	1,200	383,940

Watsco, Inc.	650	190,359

		574,299

Trucking-0.71%
Knight-Swift Transportation Holdings, Inc.	17,500	824,600

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

9	Invesco Fundamental Alternatives Fund

	Shares	Value

Trucking-(continued)
Landstar System, Inc.	4,950	$852,786

Old Dominion Freight Line, Inc.	800	206,248

Ryder System, Inc.	4,900	391,216

Schneider National, Inc., Class B	17,600	426,448

Uber Technologies, Inc.(b)	3,900	213,603

Werner Enterprises, Inc.	19,400	896,862

		3,811,763

Total Common Stocks & Other Equity Interests (Cost $219,100,985)		281,970,260

	Principal Amount
U.S. Treasury Securities-13.30%
U.S. Treasury Bills-0.06%
0.01% - 0.39%, 07/15/2021(d)(e)	$346,000	345,994

U.S. Treasury Notes-13.24%
0.13%, 05/31/2022	33,623,000	33,644,015

0.13%, 12/15/2023	29,000,000	28,895,781

0.38%, 12/31/2025	8,500,000	8,343,613

		70,883,409

Total U.S. Treasury Securities (Cost $71,406,042)		71,229,403

U.S. Dollar Denominated Bonds & Notes-7.69%
Advertising-0.02%
WPP Finance 2010 (United Kingdom), 3.63%, 09/07/2022	104,000	108,259

Aerospace & Defense-0.09%
Boeing Co. (The), 4.51%, 05/01/2023	150,000	160,233

General Dynamics Corp., 3.25%, 04/01/2025	300,000	326,209

		486,442

Agricultural & Farm Machinery-0.09%
B.A.T. Capital Corp. (United Kingdom), 2.76%, 08/15/2022	122,000	125,212

Deere & Co., 2.75%, 04/15/2025	310,000	332,593

		457,805

Air Freight & Logistics-0.06%
FedEx Corp., 2.63%, 08/01/2022	103,000	105,870

United Parcel Service, Inc., 2.45%, 10/01/2022	232,000	239,397

		345,267

Airlines-0.21%
Delta Air Lines Pass-Through Trust, Series 2019-1, Class AA, 3.20%, 04/25/2024	800,000	839,994

Southwest Airlines Co., 4.75%, 05/04/2023	253,000	273,708

		1,113,702

Application Software-0.06%
Adobe, Inc., 3.25%, 02/01/2025	300,000	325,343

Asset Management & Custody Banks-0.25%
FS KKR Capital Corp., 4.63%, 07/15/2024	442,000	473,726

Golub Capital BDC, Inc., 3.38%, 04/15/2024	312,000	325,125

	Principal Amount	Value

Asset Management & Custody Banks-(continued)
Main Street Capital Corp., 5.20%, 05/01/2024	$280,000	$303,664

Owl Rock Capital Corp., 5.25%, 04/15/2024	223,000	245,608

		1,348,123

Automobile Manufacturers-0.25%
American Honda Finance Corp., 2.05%, 01/10/2023	252,000	259,380

General Motors Financial Co., Inc., 3.15%, 06/30/2022	66,000	67,800

3.55%, 07/08/2022	67,000	69,297

3.25%, 01/05/2023	55,000	57,248

Toyota Motor Credit Corp., 0.45%, 07/22/2022	142,000	142,368

2.15%, 09/08/2022	168,000	172,348

0.35%, 10/14/2022	211,000	211,404

2.63%, 01/10/2023	170,000	176,591

2.70%, 01/11/2023	155,000	161,191

		1,317,627

Biotechnology-0.29%
AbbVie, Inc.,
3.25%, 10/01/2022	200,000	206,753

2.90%, 11/06/2022	475,000	492,768

3.20%, 11/06/2022	148,000	153,461

2.30%, 11/21/2022	475,000	488,982

Biogen, Inc., 3.63%, 09/15/2022	216,000	226,178

		1,568,142

Cable & Satellite-0.04%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.46%, 07/23/2022	142,000	147,763

Time Warner Entertainment Co. L.P., 8.38%, 03/15/2023	60,000	68,520

		216,283

Communications Equipment-0.01%
Telefonaktiebolaget LM Ericsson (Sweden), 4.13%, 05/15/2022	56,000	58,006

Construction Machinery & Heavy Trucks-0.03%
Caterpillar Financial Services Corp., 1.90%, 09/06/2022	166,000	169,903

Consumer Finance-0.16%
American Express Co., 2.50%, 08/01/2022	339,000	347,710

2.65%, 12/02/2022	232,000	240,608

Capital One Bank USA N.A., 3.38%, 02/15/2023	250,000	262,269

Synchrony Financial, 2.85%, 07/25/2022	24,000	24,590

		875,177

Distillers & Vintners-0.18%
Constellation Brands, Inc., 2.65%, 11/07/2022	140,000	144,500

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

10	Invesco Fundamental Alternatives Fund

	Principal Amount	Value

Distillers & Vintners-(continued)
Diageo Capital PLC (United Kingdom), 2.63%, 04/29/2023	$379,000	$394,445

3.50%, 09/18/2023	404,000	432,663

		971,608

Diversified Banks-1.73%
Banco Santander S.A. (Spain), 3.85%, 04/12/2023	200,000	212,731

Bank of Montreal (Canada), 2.35%, 09/11/2022	172,000	177,105

Barclays PLC (United Kingdom), 4.61%, 02/15/2023(f)	337,000	347,548

4.38%, 09/11/2024	494,000	540,995

BNP Paribas S.A. (France), 3.25%, 03/03/2023	166,000	175,292

Citigroup, Inc., 2.70%, 10/27/2022	322,000	332,656

HSBC Holdings PLC (United Kingdom),
3.26%, 03/13/2023(f)	408,000	417,773

3.60%, 05/25/2023	322,000	343,011

JPMorgan Chase & Co., 3.38%, 05/01/2023	338,000	357,503

Lloyds Banking Group PLC (United Kingdom), 3.90%, 03/12/2024	978,000	1,062,345

Mitsubishi UFJ Financial Group, Inc. (Japan), 2.62%, 07/18/2022	373,000	383,316

2.67%, 07/25/2022	330,000	339,194

3.46%, 03/02/2023	241,000	253,988

Natwest Group PLC (United Kingdom), 6.13%, 12/15/2022	60,000	65,082

6.10%, 06/10/2023	18,000	19,870

6.00%, 12/19/2023	81,000	91,407

5.13%, 05/28/2024	854,000	955,583

Sumitomo Mitsui Financial Group, Inc. (Japan), 2.78%, 07/12/2022	332,000	341,708

Toronto-Dominion Bank (The) (Canada), 3.50%, 07/19/2023	422,000	452,427

U.S. Bank N.A., 3.40%, 07/24/2023	250,000	266,611

Wells Fargo & Co., 2.63%, 07/22/2022	500,000	514,278

Series M, 3.45%, 02/13/2023	88,000	92,835

Wells Fargo Bank N.A., 3.55%, 08/14/2023	461,000	493,524

Westpac Banking Corp. (Australia), 3.65%, 05/15/2023	27,000	28,826

3.30%, 02/26/2024	902,000	972,519

		9,238,127

Diversified Capital Markets-0.12%
Deutsche Bank AG, 3.70%, 05/30/2024	601,000	645,411

Electric Utilities-0.14%
Duke Energy Corp., 2.40%, 08/15/2022	108,000	110,557

3.05%, 08/15/2022	108,000	110,887

Edison International, 2.40%, 09/15/2022	32,000	32,649

2.95%, 03/15/2023	72,000	74,574

Entergy Corp., 4.00%, 07/15/2022	117,000	121,332

ITC Holdings Corp., 2.70%, 11/15/2022	94,000	96,878

	Principal Amount	Value

Electric Utilities-(continued)
NextEra Energy Capital Holdings, Inc., 1.95%, 09/01/2022	$99,000	$101,126

Pacific Gas and Electric Co., 1.75%, 06/16/2022	112,000	112,101

		760,104

Electronic Manufacturing Services-0.01%
Jabil, Inc., 4.70%, 09/15/2022	38,000	40,100

Fertilizers & Agricultural Chemicals-0.01%
Mosaic Co. (The), 3.25%, 11/15/2022	40,000	41,588

Financial Exchanges & Data-0.02%
Moody’s Corp., 4.50%, 09/01/2022	119,000	124,091

Gas Utilities-0.01%
National Fuel Gas Co., 3.75%, 03/01/2023	40,000	41,860

Health Care Facilities-0.19%
CommonSpirit Health, 2.95%, 11/01/2022	121,000	125,188

HCA, Inc., 4.75%, 05/01/2023	68,000	73,284

5.00%, 03/15/2024	755,000	841,405

		1,039,877

Health Care Services-0.07%
CVS Health Corp., 2.75%, 12/01/2022	239,000	246,584

Laboratory Corp. of America Holdings, 3.75%, 08/23/2022	103,000	106,506

		353,090

Home Furnishings-0.03%
Mohawk Industries, Inc., 3.85%, 02/01/2023	128,000	134,350

Homebuilding-0.04%
Lennar Corp., 4.75%, 11/15/2022	39,000	40,968

NVR, Inc., 3.95%, 09/15/2022	140,000	145,397

		186,365

Hotels, Resorts & Cruise Lines-0.01%
Expedia Group, Inc., 3.60%, 12/15/2023(g)	70,000	74,633

Hypermarkets & Super Centers-0.13%
Walmart, Inc., 2.35%, 12/15/2022	234,000	241,554

2.55%, 04/11/2023	439,000	456,391

		697,945

Independent Power Producers & Energy Traders-0.15%
Enel Generacion Chile S.A. (Chile), 4.25%, 04/15/2024	770,000	825,976

Industrial Conglomerates-0.18%
General Electric Co., 3.15%, 09/07/2022	246,000	255,080

3.10%, 01/09/2023	266,000	277,496

Honeywell International, Inc., 0.48%, 08/19/2022	445,000	445,411

		977,987

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

11	Invesco Fundamental Alternatives Fund

	Principal Amount	Value

Integrated Oil & Gas-0.44%
Baker Hughes, a GE Co. LLC/Baker Hughes Co-Obligor, Inc., 2.77%, 12/15/2022	$289,000	$299,495

BP Capital Markets PLC (United Kingdom), 2.75%, 05/10/2023	499,000	522,185

3.51%, 03/17/2025	300,000	328,753

Exxon Mobil Corp., 1.57%, 04/15/2023	966,000	990,516

Shell International Finance B.V. (Netherlands), 2.38%, 08/21/2022	182,000	187,128

		2,328,077

Integrated Telecommunication Services-0.12%
AT&T, Inc., 3.00%, 06/30/2022	435,000	446,513

British Telecommunications PLC (United Kingdom), 4.50%, 12/04/2023	200,000	218,816

		665,329

Interactive Media & Services-0.15%
Weibo Corp. (China), 3.50%, 07/05/2024	785,000	824,586

Internet & Direct Marketing Retail-0.10%
Alibaba Group Holding Ltd. (China), 2.80%, 06/06/2023	347,000	362,532

eBay, Inc., 2.75%, 01/30/2023	157,000	163,206

		525,738

Investment Banking & Brokerage-0.50%
BGC Partners, Inc., 5.38%, 07/24/2023	53,000	57,498

Goldman Sachs Group, Inc. (The), 3.63%, 01/22/2023	382,000	403,411

3.20%, 02/23/2023	295,000	309,462

2.91%, 06/05/2023(f)	290,000	297,649

2.91%, 07/24/2023(f)	379,000	390,247

Morgan Stanley, 4.88%, 11/01/2022	285,000	303,645

3.13%, 01/23/2023	425,000	445,061

3.75%, 02/25/2023	425,000	450,659

		2,657,632

Managed Health Care-0.07%
Anthem, Inc., 3.30%, 01/15/2023	178,000	186,746

Humana, Inc., 3.15%, 12/01/2022	177,000	183,190

		369,936

Movies & Entertainment-0.08%
RELX Capital, Inc. (United Kingdom), 3.50%, 03/16/2023	148,000	155,714

TWDC Enterprises 18 Corp., 2.35%, 12/01/2022	244,000	251,819

		407,533

Multi-line Insurance-0.06%
XLIT Ltd. (Bermuda), 4.45%, 03/31/2025	290,000	324,739

Multi-Utilities-0.10%
DTE Energy Co., 2.25%, 11/01/2022	94,000	96,570

Series H, 0.55%, 11/01/2022	134,000	134,217

	Principal Amount	Value

Multi-Utilities-(continued)
Public Service Enterprise Group, Inc., 2.65%, 11/15/2022	$125,000	$128,963

Sempra Energy, 2.90%, 02/01/2023	155,000	161,388

		521,138

Oil & Gas Storage & Transportation-0.17%
Enable Midstream Partners L.P., 3.90%, 05/15/2024	381,000	406,358

Energy Transfer L.P., 3.60%, 02/01/2023	50,000	52,035

4.25%, 03/15/2023	59,000	62,101

4.20%, 09/15/2023	52,000	55,665

Energy Transfer Partners L.P./Regency Energy Finance Corp., 5.00%, 10/01/2022	43,000	45,123

4.50%, 11/01/2023	54,000	58,129

ONEOK Partners L.P., 3.38%, 10/01/2022	175,000	180,692

Plains All American Pipeline L.P./PAA Finance Corp., 2.85%, 01/31/2023	36,000	37,002

		897,105

Paper Products-0.05%
Fibria Overseas Finance Ltd. (Brazil), 5.25%, 05/12/2024	238,000	264,549

Pharmaceuticals-0.23%
Bristol-Myers Squibb Co., 2.00%, 08/01/2022	156,000	159,412

3.25%, 08/15/2022	175,000	181,835

3.55%, 08/15/2022	181,000	188,566

Johnson & Johnson, 2.05%, 03/01/2023	120,000	123,573

Mylan, Inc., 4.20%, 11/29/2023	53,000	57,154

Perrigo Finance Unlimited Co., 3.90%, 12/15/2024	435,000	465,576

Viatris, Inc., 1.13%, 06/22/2022(g)	55,000	55,370

		1,231,486

Property & Casualty Insurance-0.02%
Fidelity National Financial, Inc., 5.50%, 09/01/2022	123,000	130,889

Railroads-0.03%
Norfolk Southern Corp., 2.90%, 02/15/2023	127,000	132,048

Regional Banks-0.08%
First Horizon Corp., 3.55%, 05/26/2023	88,000	92,966

People’s United Financial, Inc., 3.65%, 12/06/2022	128,000	133,414

Santander Holdings USA, Inc., 3.40%, 01/18/2023	206,000	214,894

		441,274

Semiconductors-0.13%
Broadcom Corp./Broadcom Cayman Finance Ltd., 2.65%, 01/15/2023	62,000	64,122

Intel Corp., 2.70%, 12/15/2022	303,000	315,000

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

12	Invesco Fundamental Alternatives Fund

	Principal Amount		Value

Semiconductors-(continued)
QUALCOMM, Inc., 2.60%, 01/30/2023		$316,000	$327,787

			706,909

Soft Drinks-0.03%
PepsiCo, Inc., 3.10%, 07/17/2022		149,000	153,490

Specialized REITs-0.12%
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.85%, 04/15/2023		239,000	254,256

GLP Capital L.P./GLP Financing II, Inc., 5.38%, 11/01/2023		50,000	55,086

3.35%, 09/01/2024		327,000	347,436

			656,778

Specialty Chemicals-0.07%
DuPont de Nemours, Inc., 2.17%, 05/01/2023		398,000	399,579

Systems Software-0.12%
Oracle Corp., 2.50%, 10/15/2022		548,000	565,732

VMware, Inc., 2.95%, 08/21/2022		78,000	80,356

			646,088

Technology Hardware, Storage & Peripherals-0.10%
Apple, Inc., 2.10%, 09/12/2022		234,000	239,783

Hewlett Packard Enterprise Co., 4.40%, 10/15/2022		257,000	269,894

			509,677

Tobacco-0.09%
Philip Morris International, Inc., 2.38%, 08/17/2022		154,000	158,223

2.50%, 08/22/2022		156,000	160,871

2.50%, 11/02/2022		161,000	166,159

			485,253

Trading Companies & Distributors-0.01%
Aircastle Ltd., 4.40%, 09/25/2023		63,000	67,599

Water Utilities-0.15%
American Water Capital Corp., 3.85%, 03/01/2024		740,000	801,456

Wireless Telecommunication Services-0.09%
America Movil S.A.B. de C.V. (Mexico), 3.13%, 07/16/2022		348,000	358,531

Vodafone Group PLC (United Kingdom), 2.50%, 09/26/2022		121,000	124,566

			483,097

Total U.S. Dollar Denominated Bonds & Notes (Cost $41,117,822)			41,175,176

Non-U.S. Dollar Denominated Bonds & Notes-3.32%(h)
Aerospace & Defense-0.18%
Airbus Finance B.V. (France), 2.38%, 04/02/2024(g)	EUR	384,000	492,167
Thales S.A. (France), 0.75%, 01/23/2025(g)	EUR	400,000	493,978

			986,145

Apparel, Accessories & Luxury Goods-0.02%
EssilorLuxottica S.A. (France), 2.38%, 04/09/2024(g)	EUR	100,000	128,853

	Principal Amount		Value

Application Software-0.09%
Dassault Systemes SE (France), 0.01%, 09/16/2022(g)	EUR	100,000	$120,724

SAP SE (Germany), 0.01%, 05/17/2023(g)	EUR	300,000	362,846

			483,570

Automobile Manufacturers-0.10%
BMW Finance N.V. (Germany), 0.13%, 07/13/2022(g)	EUR	173,000	209,174

0.63%, 10/06/2023(g)	EUR	53,000	65,027

1.00%, 01/21/2025(g)	EUR	41,000	51,348

BMW US Capital LLC (Germany), 0.63%, 04/20/2022(g)	EUR	76,000	92,279

Mercedes-Benz Finance Co. Ltd. (Germany), 0.01%, 08/21/2022(g)	EUR	100,000	120,583

			538,411

Brewers-0.06%
Anheuser-Busch InBev S.A./N.V. (Belgium), 2.88%, 09/25/2024(g)	EUR	242,000	320,743

Broadcasting-0.09%
TDF Infrastructure SASU (France), 2.88%, 10/19/2022(g)	EUR	400,000	497,715

Building Products-0.05%
CRH Finland Services OYJ (Ireland), 0.88%, 11/05/2023(g)	EUR	200,000	246,616

Construction & Engineering-0.05%
Autoroutes du Sud de la France S.A. (France), 2.88%, 01/18/2023(g)	EUR	100,000	126,779

2.95%, 01/17/2024(g)	EUR	100,000	129,612

			256,391

Consumer Finance-0.09%
Santander Consumer Finance S.A. (Spain), 1.13%, 10/09/2023(g)	EUR	100,000	124,025

1.00%, 02/27/2024(g)	EUR	300,000	371,627

			495,652

Diversified Banks-1.12%
Banco Bilbao Vizcaya Argentaria S.A. (Spain), 0.38%, 10/02/2024(g)	EUR	500,000	608,759

Banco Santander S.A. (Spain), 1.38%, 02/09/2022(g)	EUR	100,000	121,914

1.38%, 12/14/2022(g)	EUR	100,000	123,457

Banque Federative du Credit Mutuel S.A. (France), 1.25%, 01/14/2025(g)	EUR	100,000	126,129

Belfius Bank S.A. (Belgium), 0.01%, 10/15/2025(g)	EUR	300,000	360,356

BPCE S.A. (France), 0.88%, 01/31/2024(g)	EUR	100,000	123,348

0.63%, 09/26/2024(g)	EUR	500,000	613,408

Cooperatieve Rabobank U.A. (Netherlands), 4.75%, 06/06/2022(g)	EUR	255,000	324,112

0.63%, 02/27/2024(g)	EUR	100,000	122,845

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

13	Invesco Fundamental Alternatives Fund

	Principal Amount		Value

Diversified Banks-(continued)
Credit Agricole S.A. (France), 1.00%, 09/16/2024(g)	EUR	100,000	$125,122

1.38%, 03/13/2025(g)	EUR	300,000	378,425

0.38%, 10/21/2025(g)	EUR	100,000	121,636

de Volksbank N.V. (Netherlands), 0.01%, 09/16/2024(g)	EUR	200,000	241,999

Euroclear Bank S.A. (Belgium), 0.25%, 09/07/2022(g)	EUR	100,000	121,232

0.50%, 07/10/2023(g)	EUR	100,000	122,302

HSBC Continental Europe S.A. (France), 0.60%, 03/20/2023(g)	EUR	400,000	489,397

ING Groep N.V. (Netherlands), 1.00%, 09/20/2023(g)	EUR	100,000	123,781

1.13%, 02/14/2025(g)	EUR	100,000	125,182

0.10%, 09/03/2025(f)(g)	EUR	200,000	240,802

KBC Group N.V. (Belgium), 1.13%, 01/25/2024(g)	EUR	100,000	124,382

Nationale-Nederlanden Bank N.V. (Netherlands), 0.38%, 05/31/2023(g)	EUR	300,000	365,210

Nordea Bank Abp (Finland), 3.25%, 07/05/2022(g)	EUR	200,000	250,878

1.00%, 02/22/2023(g)	EUR	108,000	133,008

1.13%, 02/12/2025(g)	EUR	100,000	126,159

OP Corporate Bank PLC (Finland), 0.38%, 02/26/2024(g)	EUR	121,000	148,133

Raiffeisen Bank International AG (Austria), 1.00%, 12/04/2023(g)	EUR	200,000	247,636

			6,009,612

Diversified Chemicals-0.06%
BASF SE (Germany), 0.10%, 06/05/2023(g)	EUR	200,000	242,200

2.50%, 01/22/2024(g)	EUR	80,000	102,790

			344,990

Diversified Support Services-0.10%
Adecco International Financial Services B.V. (Switzerland), 1.50%, 11/22/2022(g)	EUR	229,000	281,467

APRR S.A. (France), 1.50%, 01/15/2024(g)	EUR	200,000	250,515

			531,982

Electric Utilities-0.04%
Enel Finance International N.V. (Italy), 5.25%, 09/29/2023	EUR	177,000	241,065

Gas Utilities-0.11%
Enagas Financiaciones S.A. (Spain), 2.50%, 04/11/2022(g)	EUR	100,000	123,456

NorteGas Energia Distribucion S.A. (Spain), 0.92%, 09/28/2022(g)	EUR	384,000	466,509

			589,965

Hotels, Resorts & Cruise Lines-0.09%
Expedia Group, Inc., 2.50%, 06/03/2022	EUR	373,000	457,793

Integrated Oil & Gas-0.18%
Eni S.p.A. (Italy),
0.75%, 05/17/2022(g)	EUR	120,000	145,946

1.00%, 03/14/2025(g)	EUR	179,000	223,777

	Principal Amount			Value

Integrated Oil & Gas-(continued)
OMV AG (Austria), 2.63%, 09/27/2022(g)		EUR	100,000	$125,253

0.75%, 12/04/2023(g)		EUR	143,000	176,153

Shell International Finance B.V. (Netherlands), 0.38%, 02/15/2025(g)		EUR	222,000	272,555

				943,684

Integrated Telecommunication Services-0.09%
OTE PLC (Greece), 2.38%, 07/18/2022(g)		EUR	371,000	458,869

Multi-Sector Holdings-0.14%
Criteria Caixa S.A. (Spain), 1.50%, 05/10/2023(g)		EUR	400,000	495,754

EXOR N.V. (Netherlands), 2.13%, 12/02/2022(g)		EUR	190,000	235,772

				731,526

Office REITs-0.10%
Inmobiliaria Colonial SOCIMI S.A. (Spain), 1.63%, 11/28/2025(g)		EUR	400,000	510,278

Other Diversified Financial Services-0.25%
Clearstream Banking AG (Germany), 0.01%, 12/01/2025(g)		EUR	200,000	240,754

FCA Bank S.p.A. (Italy), 0.25%, 02/28/2023(g)		EUR	457,000	552,466

LeasePlan Corp. N.V. (Netherlands), 0.13%, 09/13/2023		EUR	100,000	120,829

3.50%, 04/09/2025(g)		EUR	294,000	400,223

				1,314,272

Pharmaceuticals-0.09%
Bayer AG (Germany), 0.38%, 07/06/2024(g)		EUR	400,000	486,421

Restaurants-0.06%
Sodexo S.A. (France), 1.75%, 01/24/2022(g)		EUR	100,000	121,446

0.75%, 04/27/2025(g)		EUR	170,000	210,556

				332,002

Thrifts & Mortgage Finance-0.07%
Deutsche Pfandbriefbank AG (Germany), 0.75%, 02/07/2023(g)		EUR	300,000	366,720

Wireless Telecommunication Services-0.09%
Eutelsat S.A. (France), 3.13%, 10/10/2022(g)		EUR	400,000	502,636

Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $18,208,616)				17,775,911

Variable Rate Senior Loan Interests-0.14%(i)(j)
Advertising-0.03%
Checkout Holding Corp.,
Term Loan, 8.50% (1 mo. USD LIBOR + 7.50%), 02/15/2023	$		126,431	119,161

PIK Term Loan, 9.50% PIK Rate, 2.00% Cash Rate, 08/15/2023(k)			102,945	47,097

				166,258

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

14	Invesco Fundamental Alternatives Fund

	Principal Amount	Value
Casinos & Gaming-0.00%
Caesars Resort Collection LLC, Term Loan B, 2.86% (1 mo. USD LIBOR + 2.75%), 12/23/2024	$4,619	$4,574

Movies & Entertainment-0.00%
Deluxe Entertainment Services Group, Inc., First Lien PIK Term Loan, 1.50% PIK Rate, 03/25/2024(c)(k)(l)	11,110	0

Oil & Gas Storage & Transportation-0.00%
Southcross Energy Partners LLC, Revolver Loan, 0.00%, 01/31/2025(c)(m)	18,571	18,107

Other Diversified Financial Services-0.01%
CM Acquisition Co., Term Loan, 11.00% (3 mo. USD LIBOR + 10.00%), 07/26/2023	42,731	42,250

Trucking-0.10%
Western Express, Inc., Second Lien Term Loan, 8.44% (3 mo. USD LIBOR + 8.25%), 02/23/2022(c)	509,759	515,978

Total Variable Rate Senior Loan Interests (Cost $786,399)		747,167

	Shares
Preferred Stocks-0.01%
Oil & Gas Storage & Transportation-0.01%
Southcross Energy Partners L.P., Series A, Pfd.(c)	68,467	33,891

	Shares	Value
Oil & Gas Storage & Transportation-(continued)
Southcross Energy Partners L.P., Series B, Pfd.(c)	18,070	$25,750

Total Preferred Stocks (Cost $68,449)		59,641

	Principal Amount
Event-Linked Bonds-0.00%
Windstorm-0.00%
Akibare Re Ltd. (Japan), Series 2016-1, Class A, Catastrophe Linked Notes, 0.10%, 04/07/2023 (Cost $482,330)(g)	$482,286	1,640

	Shares
Money Market Funds-7.06%
Invesco Treasury Portfolio, Institutional Class, 0.01%(n)(o) (Cost $37,784,989)	37,784,989	37,784,989

Options Purchased-0.01%
(Cost $4,129,742)(p)		81,336

TOTAL INVESTMENTS IN SECURITIES-84.18% (Cost $393,085,374)		450,825,523

OTHER ASSETS LESS LIABILITIES-15.82%		84,721,805

NET ASSETS-100.00%		$535,547,328

Investment Abbreviations:
EUR	- Euro
LIBOR	- London Interbank Offered Rate
Pfd.	- Preferred
PIK	- Pay-in-Kind
REIT	- Real Estate Investment Trust
USD	- U.S. Dollar
Wts.	- Warrants

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

15	Invesco Fundamental Alternatives Fund

Notes to Consolidated Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(d)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1N.
(e)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(f)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(g)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2021 was $17,087,867, which represented 3.19% of the Fund’s Net Assets.

(h)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(i)

Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.

(j)

Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the “1933 Act”) and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate (“LIBOR”), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(k)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(l)

Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The value of this security at April 30, 2021 represented less than 1% of the Fund’s Net Assets.

(m)	All or a portion of this holding is subject to unfunded loan commitments. Interest rate will be determined at the time of funding. See Note 8.
(n)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2021.

	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value April 30, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Treasury Portfolio, Institutional Class	$120,924,059	$267,263,093	$(350,402,163)	$-	$-	$37,784,989	$3,984

(o)	The rate shown is the 7-day SEC standardized yield as of April 30, 2021.
(p)	The table below details options purchased.

Open Over-The-Counter Interest Rate Swaptions Purchased

Description	Type of Contract	Counterparty	Exercise Rate	Pay/ Receive Exercise Rate	Floating Rate Index	Payment Frequency	Expiration Date	Notional Value		Value

Interest Rate Risk

10 Year Interest Rate Swaption	Put	Morgan Stanley and Co. International PLC	3.18%	Pay	3 Month USD LIBOR	Quarterly	09/27/2021	USD	4,100,000	$3,060

10 Year Interest Rate Swaption	Put	Morgan Stanley and Co. International PLC	3.25	Pay	3 Month USD LIBOR	Quarterly	10/12/2021	USD	100,250,000	78,276

Total Interest Rate Swaptions Purchased										$81,336

Open Futures Contracts(a)

Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)

Commodity Risk

LME Aluminum	17	June-2021	$1,015,538	$80,060	$80,060

LME Copper	13	May-2021	3,195,725	702,203	702,203

Silver	3	July-2021	388,095	(5,806)	(5,806)

Subtotal				776,457	776,457

Equity Risk

E-Mini Russell 2000 Index	45	June-2021	5,088,375	(144,316)	(144,316)

EURO STOXX 50 Index	90	June-2021	4,263,177	163,577	163,577

FTSE 100 Index	60	June-2021	5,748,619	174,025	174,025

MSCI Emerging Market Index	47	June-2021	3,141,010	11,687	11,687

Tokyo Stock Price Index	40	June-2021	6,959,466	38,302	38,302

Subtotal				243,275	243,275

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

16	Invesco Fundamental Alternatives Fund

Open Futures Contracts(a)–(continued)

Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)

Interest Rate Risk

Australia 10 Year Bonds	205	June-2021	$22,012,755	$168,252	$168,252

Canada 10 Year Bonds	166	June-2021	18,820,941	(409,111)	(409,111)

Japan 10 Year Bonds	2	June-2021	2,769,512	6,763	6,763

Long Gilt	82	June-2021	14,458,125	(102,284)	(102,284)

U.S. Treasury 5 Year Notes	270	June-2021	33,463,125	(179,090)	(179,090)

U.S. Treasury Long Bonds	51	June-2021	8,019,750	(197,580)	(197,580)

Subtotal				(713,050)	(713,050)

Subtotal–Long Futures Contracts				306,682	306,682

Short Futures Contracts

Commodity Risk

Gold 100 oz.	1	June-2021	(176,770)	(2,514)	(2,514)

LME Aluminum	17	June-2021	(1,015,538)	(53,666)	(53,666)

LME Copper	13	May-2021	(3,195,725)	(600,380)	(600,380)

Low Sulphur Gas Oil	4	December-2021	(214,500)	(9,462)	(9,462)

Natural Gas	29	November-2021	(920,750)	(58,742)	(58,742)

Subtotal				(724,764)	(724,764)

Equity Risk

E-Mini S&P 500 Index	803	June-2021	(167,602,160)	(11,540,539)	(11,540,539)

Interest Rate Risk

U.S. Treasury 2 Year Notes	12	June-2021	(2,649,094)	541	541

Euro-Bobl	35	June-2021	(5,669,268)	6,184	6,184

Euro-Schatz	63	June-2021	(8,489,133)	271	271

Subtotal				6,996	6,996

Subtotal–Short Futures Contracts				(12,258,307)	(12,258,307)

Total Futures Contracts				$(11,951,625)	$(11,951,625)

(a)	Futures contracts collateralized by $13,391,471 cash held with Merrill Lynch International, the futures commission merchant.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation
		Deliver		Receive

Currency Risk

05/17/2021	Goldman Sachs International	EUR	15,350,000	USD	18,635,598	$176,424

Open Centrally Cleared Credit Default Swap Agreements(a)

Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(b)	Notional Value	Upfront Payments Paid (Received)	Value	Unrealized Appreciation

Credit Risk

CDX North America High Yield Index, Series 36 Version 1	Sell	5.00%	Quarterly	06/20/2026	2.873%	USD 10,500,000	$962,773	$1,033,295	$70,522

(a)	Centrally cleared credit default swap agreements are collateralized by cash held with Counterparties in the amount of $943,607.
(b)

Implied credit spreads represent the current level, as of April 30, 2021, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

17	Invesco Fundamental Alternatives Fund

Open Over-The-Counter Total Return Swap Agreements(a)

Counterparty	Pay/ Receive	Reference Entity(b)	Fixed Rate	Payment Frequency	Number of Contracts	Maturity Date	Notional Value	Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)

Commodity Risk

Canadian Imperial Bank of Commerce	Pay	CIBC LME Copper Standard Roll Excess Return Index	0.06%	Monthly	350	April-2022	$178,454	$-	$(15,305)	$(15,305)

Macquarie Bank Ltd.	Pay	Macquarie Single Commodity Heating Oil type A Excess Return Index	0.06	Monthly	2,800	February-2022	200,215	-	(4,467)	(4,467)

Total - Total Return Swap Agreements								$-	$(19,772)	$(19,772)

(a)	The Fund receives or pays payments based on any positive or negative return on the Reference Entity, respectively.
(b)	The Reference Entity Components table below includes additional information regarding the underlying components of certain reference entities that are not publicly available.

Reference Entity Components

Reference Entity	Underlying Components	Percentage

CIBC LME Copper Standard Roll Excess Return Index

	Long Futures Contracts

	Copper	100%

Macquarie Single Commodity Heating Oil type A Excess Return Index

	Long Futures Contracts

	Heating Oil	100%

Abbreviations:

EUR    –Euro

LIBOR –London Interbank Offered Rate

USD    –U.S. Dollar

Volatility Contribution*

Strategy	Annualized Volatility Contribution	Volatility Contribution as % of Investment Strategy
Long/Short Credit	0.00%	(0.08)%
Long/Short Equity	3.73	84.04
Long/Short Macro	0.71	16.04
Total	4.44%	100.00%

The Fund’s holdings are subject to change, and there is no assurance that the Fund will continue to hold any particular security.

*	Excluding money market fund holdings, if any.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

18	Invesco Fundamental Alternatives Fund

Consolidated Statement of Assets and Liabilities

April 30, 2021

(Unaudited)

Assets:
Investments in securities, at value (Cost $355,300,385)	$413,040,534

Investments in affiliated money market funds, at value (Cost $37,784,989)	37,784,989

Other investments:
Variation margin receivable – futures contracts	15,091,723

Unrealized appreciation on LME futures contracts	782,263

Unrealized appreciation on forward foreign currency contracts outstanding	176,424

Deposits with brokers:
Cash collateral – exchange-traded futures contracts	13,391,471

Cash collateral – centrally cleared swap agreements	943,607

Cash	54,079,408

Foreign currencies, at value (Cost $545,975)	550,988

Receivable for:
Investments sold	305,207

Fund shares sold	66,225

Dividends	846,596

Interest	528,035

Investment for trustee deferred compensation and retirement plans	115,525

Other assets	402,464

Total assets	538,105,459

Liabilities:
Other investments:
Variation margin payable – centrally cleared swap agreements	193,466

Swaps payable – OTC	9

Unrealized depreciation on LME futures contracts	654,046

Unrealized depreciation on swap agreements–OTC	19,772

Payable for:
Investments purchased	113,867

Fund shares reacquired	795,739

Accrued fees to affiliates	218,391

Accrued other operating expenses	297,210

Trustee deferred compensation and retirement plans	164,322

Unfunded loan commitments	18,107

Collateral with broker - OTC Derivatives	83,202

Total liabilities	2,558,131

Net assets applicable to shares outstanding	$535,547,328

Net assets consist of:
Shares of beneficial interest	$477,621,033

Distributable earnings	57,926,295

$535,547,328

Net Assets:
Class A	$380,163,036

Class C	$21,381,206

Class R	$12,926,824

Class Y	$111,464,368

Class R5	$10,230

Class R6	$9,601,664

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	13,997,723

Class C	890,379

Class R	498,441

Class Y	4,010,135

Class R5	377

Class R6	343,824

Class A:
Net asset value per share	$27.16

Maximum offering price per share (Net asset value of $27.16 ÷ 94.50%)	$28.74

Class C:
Net asset value and offering price per share	$24.01

Class R:
Net asset value and offering price per share	$25.93

Class Y:
Net asset value and offering price per share	$27.80

Class R5:
Net asset value and offering price per share	$27.14

Class R6:
Net asset value and offering price per share	$27.93

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

19	Invesco Fundamental Alternatives Fund

Consolidated Statement of Operations

For the six months ended April 30, 2021

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $9,426)	$3,227,137

Interest	791,015

Dividends from affiliated money market funds	3,984

Total investment income	4,022,136

Expenses:
Advisory fees	3,043,991

Administrative services fees	52,233

Custodian fees	93,102

Distribution fees:
Class A	480,800

Class C	119,504

Class R	33,545

Interest, facilities and maintenance fees	25,895

Transfer agent fees – A, C, R and Y	656,312

Trustees’ and officers’ fees and benefits	7,501

Registration and filing fees	38,323

Reports to shareholders	50,399

Professional services fees	78,070

Other	10,041

Total expenses	4,689,716

Less: Fees waived, expenses reimbursed and/or expense offset arrangement(s)	(265,387)

Net expenses	4,424,329

Net investment income (loss)	(402,193)

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	66,243,049

Foreign currencies	(74,025)

Forward foreign currency contracts	196,343

Futures contracts	(31,778,847)

Swap agreements	710,729

35,297,249

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	23,714,639

Foreign currencies	7,904

Forward foreign currency contracts	357,125

Futures contracts	(24,592,497)

Swap agreements	183,517

(329,312)

Net realized and unrealized gain	34,967,937

Net increase in net assets resulting from operations	$34,565,744

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

20	Invesco Fundamental Alternatives Fund

Consolidated Statement of Changes in Net Assets

For the six months ended April 30, 2021 and the year ended October 31, 2020

(Unaudited)

	April 30, 2021	October 31, 2020

Operations:
Net investment income (loss)	$(402,193)	$10,083,602

Net realized gain	35,297,249	92,079,114

Change in net unrealized appreciation (depreciation)	(329,312)	(94,639,454)

Net increase in net assets resulting from operations	34,565,744	7,523,262

Distributions to shareholders from distributable earnings:
Class A	(7,340,091)	(8,730,739)

Class C	(334,196)	(385,892)

Class R	(235,934)	(273,673)

Class Y	(3,334,842)	(5,689,727)

Class R5	(239)	(247)

Class R6	(4,349,596)	(4,178,742)

Total distributions from distributable earnings	(15,594,898)	(19,259,020)

Share transactions-net:
Class A	(16,139,039)	(48,916,642)

Class C	(6,824,712)	(11,004,373)

Class R	(1,286,731)	(2,236,875)

Class Y	(57,292,542)	(98,737,957)

Class R6	(210,523,385)	42,391,075

Net increase (decrease) in net assets resulting from share transactions	(292,066,409)	(118,504,772)

Net increase (decrease) in net assets	(273,095,563)	(130,240,530)

Net assets:
Beginning of period	808,642,891	938,883,421

End of period	$535,547,328	$808,642,891

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

21	Invesco Fundamental Alternatives Fund

Consolidated Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return (b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed(c)		Supplemental ratio of expenses to average net assets with fee waivers (excluding interest, facilities and maintenance fees)		Ratio of net investment income (loss) to average net assets		Portfolio turnover (d)
Class A
Six months ended 04/30/21	$26.50	$(0.03)	$1.20	$1.17	$(0.51)	$27.16	4.45%	$380,163	1.33	%(e)	1.43	%(e)	1.32	%(e)	(0.23	)%(e)	60%
Year ended 10/31/20	26.83	0.28	(0.07)	0.21	(0.54)	26.50	0.77	386,680	1.56		1.61		1.52		1.07		223
Year ended 10/31/19	27.42	0.69	(0.82)	(0.13)	(0.46)	26.83	(0.45)	441,060	1.64		1.71		1.38		2.59		289
Year ended 10/31/18	27.21	0.45	0.19	0.64	(0.43)	27.42	2.34	477,683	1.96		1.99		1.35		1.67		155
Year ended 10/31/17	26.81	0.38	0.09	0.47	(0.07)	27.21	1.79	560,359	1.72		1.76		1.36		1.39		168
Year ended 10/31/16	27.00	0.27	(0.32)	(0.05)	(0.14)	26.81	(0.18)	675,558	1.99		2.03		1.35		1.02		131
Class C
Six months ended 04/30/21	23.36	(0.12)	1.07	0.95	(0.30)	24.01	4.06	21,381	2.10	(e)	2.18	(e)	2.09	(e)	(1.00	)(e)	60
Year ended 10/31/20	23.60	0.07	(0.07)	0.00	(0.24)	23.36	0.00	27,495	2.33		2.35		2.28		0.30		223
Year ended 10/31/19	24.17	0.43	(0.74)	(0.31)	(0.26)	23.60	(1.25)	38,860	2.42		2.47		2.14		1.81		289
Year ended 10/31/18	24.03	0.22	0.16	0.38	(0.24)	24.17	1.59	89,319	2.72		2.75		2.11		0.90		155
Year ended 10/31/17	23.85	0.15	0.08	0.23	(0.05)	24.03	0.96	110,630	2.49		2.53		2.13		0.62		168
Year ended 10/31/16	24.15	0.06	(0.28)	(0.22)	(0.08)	23.85	(0.91)	139,374	2.75		2.79		2.11		0.25		131
Class R
Six months ended 04/30/21	25.29	(0.06)	1.14	1.08	(0.44)	25.93	4.30	12,927	1.59	(e)	1.68	(e)	1.58	(e)	(0.49	)(e)	60
Year ended 10/31/20	25.60	0.21	(0.07)	0.14	(0.45)	25.29	0.51	13,867	1.82		1.86		1.78		0.81		223
Year ended 10/31/19	26.18	0.59	(0.78)	(0.19)	(0.39)	25.60	(0.70)	16,296	1.91		1.97		1.64		2.33		289
Year ended 10/31/18	26.02	0.36	0.17	0.53	(0.37)	26.18	2.07	19,426	2.23		2.26		1.62		1.40		155
Year ended 10/31/17	25.69	0.29	0.10	0.39	(0.06)	26.02	1.51	21,058	1.98		2.02		1.62		1.12		168
Year ended 10/31/16	25.89	0.19	(0.30)	(0.11)	(0.09)	25.69	(0.44)	20,567	2.26		2.30		1.62		0.75		131
Class Y
Six months ended 04/30/21	27.14	0.00	1.24	1.24	(0.58)	27.80	4.62	111,464	1.09	(e)	1.18	(e)	1.08	(e)	0.01	(e)	60
Year ended 10/31/20	27.47	0.36	(0.08)	0.28	(0.61)	27.14	1.00	165,217	1.31		1.35		1.27		1.32		223
Year ended 10/31/19	28.07	0.77	(0.84)	(0.07)	(0.53)	27.47	(0.22)	266,741	1.41		1.47		1.14		2.82		289
Year ended 10/31/18	27.86	0.52	0.19	0.71	(0.50)	28.07	2.59	352,559	1.73		1.76		1.12		1.90		155
Year ended 10/31/17	27.47	0.45	0.09	0.54	(0.15)	27.86	1.98	405,224	1.49		1.53		1.13		1.61		168
Year ended 10/31/16	27.68	0.32	(0.29)	0.03	(0.24)	27.47	0.08	398,708	1.81		1.85		1.17		1.16		131
Class R5
Six months ended 04/30/21	26.55	0.02	1.21	1.23	(0.64)	27.14	4.66	10	0.93	(e)	0.94	(e)	0.92	(e)	0.17	(e)	60
Year ended 10/31/20	26.87	0.39	(0.05)	0.34	(0.66)	26.55	1.23	10	1.14		1.15		1.10		1.49		223
Period ended 10/31/19(f)	26.56	0.35	(0.04)	0.31	—	26.87	1.17	10	1.25	(g)	1.35	(g)	1.02	(g)	2.97	(g)	289
Class R6
Six months ended 04/30/21	27.27	0.03	1.27	1.30	(0.64)	27.93	4.80	9,602	0.91	(e)	0.94	(e)	0.90	(e)	0.19	(e)	60
Year ended 10/31/20	27.60	0.41	(0.08)	0.33	(0.66)	27.27	1.19	215,374	1.12		1.14		1.08		1.51		223
Year ended 10/31/19	28.21	0.82	(0.86)	(0.04)	(0.57)	27.60	(0.08)	175,917	1.23		1.29		0.96		3.00		289
Year ended 10/31/18	28.00	0.57	0.19	0.76	(0.55)	28.21	2.77	211,904	1.58		1.61		0.97		2.05		155
Year ended 10/31/17	27.60	0.50	0.10	0.60	(0.20)	28.00	2.18	151,697	1.29		1.32		0.92		1.80		168
Year ended 10/31/16	27.79	0.37	(0.29)	0.08	(0.27)	27.60	0.29	130,790	1.61		1.65		0.97		1.35		131

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Does not include indirect expenses from affiliated fund fees and expenses of 0.02%, 0.01%, 0.00%, 0.00%, and 0.02% for the years ended October 31, 2020, 2019, 2018, 2017 and 2016, respectively.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)

Ratios are annualized and based on average daily net assets (000’s omitted) of $387,828, $24,099, $13,529, $137,087, $10 and $172,008 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

(f)	Commencement date after the close of business on May 24, 2019. (g) Annualized.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

22	Invesco Fundamental Alternatives Fund

Notes to Consolidated Financial Statements

April 30, 2021

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Fundamental Alternatives Fund (the “Fund”) is a series portfolio of AIM Investment Funds (Invesco Investment Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these consolidated financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund will seek to gain exposure to the commodity markets primarily through investments in the Invesco Fundamental Alternatives Fund (Cayman) Ltd. (the “Subsidiary”), a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands. The Subsidiary was organized by the Fund to invest in commodity-linked derivatives and other securities that may provide leveraged and non-leveraged exposure to commodities. The Fund may invest up to 25% of its total assets in the Subsidiary.

The Fund’s investment objective is to seek total return.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for ten years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the tenth anniversary after a purchase of Class C shares. Effective November 30, 2020, the automatic conversion pursuant to the Conversion Feature changed from ten years to eight years. The first conversion of Class C shares to Class A shares occurred at the end of December 2020 for all Class C shares that were held for more than eight years as of November 30, 2020.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its consolidated financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or

23	Invesco Fundamental Alternatives Fund

other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Consolidated Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Consolidated Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Consolidated Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination - For the purposes of making investment selection decisions and presentation in the Consolidated Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions - Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes - The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the consolidated financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary’s income. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses - Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates - The financial statements are prepared on a consolidated basis in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. The accompanying financial statements reflect the financial position of the Fund and its Subsidiary and the results of operations on a consolidated basis. All inter-company accounts and transactions have been eliminated in consolidation.

In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the consolidated financial statements are released to print.

H.

Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust, and under the Subsidiary’s organizational documents, the directors and officers of the Subsidiary, are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund and/or the Subsidiary, respectively. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Purchased on a When-Issued and Delayed Delivery Basis - The Fund may purchase and sell interests in corporate loans and corporate debt securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.

J.

Structured Securities - The Fund may invest in structured securities. Structured securities are a type of derivative security whose value is determined by reference to changes in the value of underlying securities, currencies, interest rates, commodities, indices or other financial indicators (“reference instruments”). Most structured securities are fixed-income securities that have maturities of three years or less. Structured securities may be positively or negatively indexed (i.e., their principal value or interest rates may increase or decrease if the underlying reference instrument appreciates) and may have return characteristics similar to direct investments in the underlying reference instrument.

Structured securities may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference instruments. In addition to the credit risk of structured securities and the normal risks of price changes in response to changes in interest rates, the principal

24	Invesco Fundamental Alternatives Fund

amount of structured notes or indexed securities may decrease as a result of changes in the value of the underlying reference instruments. Changes in the daily value of structured securities are recorded as unrealized gains (losses) in the Consolidated Statement of Operations. When the structured securities mature or are sold, the Fund recognizes a realized gain (loss) on the Consolidated Statement of Operations.

K.

Securities Sold Short - The Fund may enter into short sales of securities which it concurrently holds (against the box) or for which it holds no corresponding position (naked). Securities sold short represent a liability of the Fund to acquire specific securities at prevailing market prices at a future date in order to satisfy the obligation to deliver the securities sold. The liability is recorded on the books of the Fund at the market value of the common stock determined each day in accordance with the procedures for security valuations. The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund realizes a gain if the price of the security declines between those dates.

The Fund is required to segregate cash or securities as collateral in margin accounts at a level that is equal to the obligation to the broker who delivered such securities to the buyer on behalf of the Fund. The short stock rebate presented in the Consolidated Statement of Operations represents the net income earned on short sale proceeds held on deposit with the broker and margin interest earned or incurred on short sale transactions. The Fund may also earn or incur margin interest on short sales transactions. Margin interest is the income earned (or expense incurred) as a result of the market value of securities sold short being less than (or greater than) the proceeds received from the short sales.

L.

Foreign Currency Translations - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Consolidated Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Consolidated Statement of Operations.

M.

Forward Foreign Currency Contracts - The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Consolidated Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Consolidated Statement of Assets and Liabilities.

N.

Futures Contracts - The Fund may enter into futures contracts to equitize the Fund’s cash holdings or to manage exposure to interest rate, equity, commodity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Consolidated Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Consolidated Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Consolidated Statement of Assets and Liabilities.

O.

Put Options Purchased and Written - The Fund may purchase and write put options including options on securities indexes, or foreign currency and/or futures contracts. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option’s underlying instrument may be a security, securities index, or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund’s resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the underlying portfolio securities. The Fund may write put options to earn additional income in the form of option premiums if it expects the price of the underlying instrument to remain stable or rise during the option period so that the option will not be exercised. The risk in this strategy is that the price of the underlying securities may decline by an amount greater than the premium received. Put options written are reported as a liability in the Consolidated Statement of Assets and Liabilities. Realized and unrealized gains and losses on put options purchased and put options written are included in the Consolidated Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities and Option contracts written, respectively. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

P.

Swap Agreements - The Fund may enter into various swap transactions, including interest rate, total return, volatility, variance, index, currency and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, equity, currency, commodity or credit risk. Such transactions are agreements between Counterparties. A swap agreement may be negotiated bilaterally and traded over-the-counter (“OTC”) between two parties (“uncleared/OTC”) or, in some instances, must be transacted through a future commission merchant (“FCM”) and cleared through a clearinghouse that serves as a central Counterparty

25	Invesco Fundamental Alternatives Fund

(“centrally cleared swap”). These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, volatility, variance, index and currency swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

Inflation swap agreements are contracts in which one party agrees to pay the cumulative percentage increase in a price index, such as the Consumer Price Index, over the term of the swap, and the other party pays a compounded fixed rate.

In a centrally cleared swap, the Fund’s ultimate Counterparty is a central clearinghouse. The Fund will initially enter into centrally cleared swaps through an executing broker. When a fund enters into a centrally cleared swap, it must deliver to the central Counterparty (via the FCM) an amount referred to as “initial margin.” Initial margin requirements are determined by the central Counterparty, but an FCM may require additional initial margin above the amount required by the central Counterparty. Initial margin deposits required upon entering into centrally cleared swaps are satisfied by cash or securities as collateral at the FCM. Securities deposited as initial margin are designated on the Consolidated Schedule of Investments and cash deposited is recorded on the Consolidated Statement of Assets and Liabilities. During the term of a cleared swap agreement, a “variation margin” amount may be required to be paid by the Fund or may be received by the Fund, based on the daily change in price of the underlying reference instrument subject to the swap agreement and is recorded as a receivable or payable for variation margin in the Consolidated Statement of Assets and Liabilities until the centrally cleared swap is terminated, at which time a realized gain or loss is recorded.

A CDS is an agreement between Counterparties to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its Counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund’s maximum risk of loss from Counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the Counterparty and by the designation of collateral by the Counterparty to cover the Fund’s exposure to the Counterparty.

Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.

A volatility swap involves an exchange between the Fund and a Counterparty of periodic payments based on the measured volatility of an underlying security, currency, commodity, interest rate, index or other reference asset over a specified time frame. Depending on the structure of the swap, either the Fund’s or the Counterparty’s payment obligation will typically be based on the realized volatility of the reference asset as measured by changes in its price or level over a specified time period, while the other party’s payment obligation will be based on a specified rate representing expected volatility for the reference asset at the time the swap is executed, or the measured volatility of a different reference asset over a specified time period. The Fund will typically make or lose money on a volatility swap depending on the magnitude of the reference asset’s volatility, or size of the movements in its price, over a specified time period, rather than general increases or decreases in the price of the reference asset. Volatility swaps are often used to speculate on future volatility levels, to trade the spread between realized and expected volatility, or to decrease the volatility exposure of other investments held by the Fund. Variance swaps are similar to volatility swaps, except payments are based on the difference between the implied and measured volatility mathematically squared.

An interest rate swap is an agreement between Counterparties pursuant to which the parties exchange a floating rate payment for a fixed rate payment based on a specified notional amount.

Changes in the value of centrally cleared and OTC swap agreements are recognized as unrealized gains (losses) in the Consolidated Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Consolidated Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Consolidated Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Consolidated Statement of Operations. The Fund segregates cash or liquid securities having a value at least equal to the amount of the potential obligation of the Fund under any swap transaction. Cash held as collateral is recorded as deposits with brokers on the Consolidated Statement of Assets and Liabilities. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate, the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. Additionally, an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) includes credit related contingent features which allow Counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event that, for example, the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA master agreements, which would cause the Fund to accelerate payment of any net liability owed to the Counterparty. A short position in a security poses more risk than holding the same security long. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited.

Notional amounts of each individual credit default swap agreement outstanding as of April 30, 2021 for which the Fund is the seller of protection are disclosed in the open swap agreements table. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

26	Invesco Fundamental Alternatives Fund

Q.

Bank Loan Risk - Although the resale, or secondary market for floating rate loans has grown substantially over the past decade, both in overall size and number of market participants, there is no organized exchange or board of trade on which floating rate loans are traded. Instead, the secondary market for floating rate loans is a private, unregulated interdealer or interbank resale market. Such a market may therefore be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods, which may impair the Fund’s ability to sell bank loans within its desired time frame or at an acceptable price and its ability to accurately value existing and prospective investments. Extended trade settlement periods may result in cash not being immediately available to the Fund. As a result, the Fund may have to sell other investments or engage in borrowing transactions to raise cash to meet its obligations. Similar to other asset classes, bank loan funds may be exposed to counterparty credit risk, or the risk than an entity with which the Fund has unsettled or open transactions may fail to or be unable to perform on its commitments. The Fund seeks to manage counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

R.

LIBOR Risk - The Fund may invest in financial instruments that utilize LIBOR as the reference or benchmark rate for variable interest rate calculations. On July 27, 2017, the head of the United Kingdom’s Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. Although many LIBOR rates will be phased out at the end of 2021 as originally intended, a selection of widely used USD LIBOR rates will continue to be published until June 2023 in order to assist with the transition. There remains uncertainty regarding the effect of the LIBOR transition process and therefore any impact of a transition away from LIBOR on the Fund or the instruments in which the Fund invests cannot yet be determined. There is no assurance that the composition or characteristics of any alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. Any such effects of the transition away from LIBOR and the adoption of alternative reference rates could result in losses to the Fund.

S.

COVID-19 Risk - The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations and supply chains, layoffs, lower consumer demand, and defaults, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally.

The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

T.	Other Risks - Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
U.

Leverage Risk - Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.

V.

Collateral - To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets*	Rate

Up to $1.0 billion	0.850%

Next $500 million	0.800%

Next $500 million	0.750%

Next $500 million	0.700%

Next $500 million	0.650%

Next $500 million	0.600%

Next $500 million	0.550%

Over $4 billion	0.500%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.

For the six months ended April 30, 2021, the effective advisory fee rate incurred by the Fund was 0.84%.

The Subsidiary has entered into a separate contract with the Adviser whereby the Adviser provides investment advisory and other services to the Subsidiary. In consideration of these services, the Subsidiary pays an advisory fee to the Adviser based on the annual rate of the Subsidiary’s average daily net assets as set forth in the table above.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.

The Adviser has contractually agreed, through May 31, 2021, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.33%, 2.10%, 1.59%, 1.09%, 0.96% and 0.91%, respectively, of the Fund’s average daily net assets (the “expense limits”). Effective June 1, 2021 through at least June 30, 2022, the Adviser has agreed to limit expenses for Class A, Class C, Class R, Class Y, Class R5 and Classs R6 to 2.00%, 2.75%,

2.25%, 1.75%, 1.75% and 1.75%, respectively, of the Fund’s average daily net asset. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Acquired Fund Fees and Expenses are not operating expenses of a Fund directly, but are fees and expenses, including management fees, of the investment companies in which a Fund invests. As a result, the total annual fund operating expenses after expense reimbursement may exceed the expense limits above. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2022. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. To the extent that the annualized expense ratio does not exceed the expense limits, the Adviser will reatain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

Further, the Adviser has contractually agreed, through at least June 30, 2023, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

27	Invesco Fundamental Alternatives Fund

For the six months ended April 30, 2021, the Adviser waived advisory fees of $44,745 and reimbursed class level expenses of $157,084, $7,401, $4,815, $49,059, $0 and $0 of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2021, expenses incurred under the agreement are shown in the Consolidated Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2021, expenses incurred under the agreement are shown in the Consolidated Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2021, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2021, IDI advised the Fund that IDI retained $16,017 in front-end sales commissions from the sale of Class A shares and $0 and $538 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3– Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

    The following is a summary of the tiered valuation input levels, as of April 30, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks & Other Equity Interests	$281,746,112	$63,613	$160,535	$281,970,260
U.S. Treasury Securities	–	71,229,403	–	71,229,403
U.S. Dollar Denominated Bonds & Notes	–	41,175,176	–	41,175,176
Non-U.S. Dollar Denominated Bonds & Notes	–	17,775,911	–	17,775,911
Variable Rate Senior Loan Interests	–	213,082	534,085	747,167
Preferred Stocks	–	–	59,641	59,641
Event-Linked Bonds	–	1,640	–	1,640
Money Market Funds	37,784,989	–	–	37,784,989
Options Purchased	–	81,336	–	81,336
Total Investments in Securities	319,531,101	130,540,161	754,261	450,825,523

Other Investments - Assets*
Futures Contracts	1,351,865	–	–	1,351,865
Forward Foreign Currency Contracts	–	176,424	–	176,424
Swap Agreements	–	70,522	–	70,522
	1,351,865	246,946	–	1,598,811

28	Invesco Fundamental Alternatives Fund

	Level 1	Level 2	Level 3	Total

Other Investments - Liabilities*

Futures Contracts	$(13,303,490)	$–	$–	$(13,303,490)

Swap Agreements	–	(19,772)	–	(19,772)

	(13,303,490)	(19,772)	–	(13,323,262)

Total Other Investments	(11,951,625)	227,174	–	(11,724,451)

Total Investments	$307,579,476	$130,767,335	$754,261	$439,101,072

*	Forward foreign currency contracts, futures contracts and swap agreements are valued at unrealized appreciation (depreciation).

NOTE 4– Derivative Investments

The Fund may enter into an ISDA Master Agreement under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

    For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Consolidated Statement of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of April 30, 2021:

	Value
Derivative Assets	Commodity Risk	Credit Risk	Currency Risk	Equity Risk	Interest Rate Risk	Total

Unrealized appreciation on futures contracts – Exchange-Traded(a)	$782,263	$-	$-	$387,591	$182,011	$1,351,865

Unrealized appreciation on swap agreements – Centrally Cleared(a)	-	70,522	-	-	-	70,522

Unrealized appreciation on forward foreign currency contracts outstanding	-	-	176,424	-	-	176,424

Options purchased, at value – OTC	-	-	-	-	81,336	81,336

Total Derivative Assets	782,263	70,522	176,424	387,591	263,347	1,680,147

Derivatives not subject to master netting agreements	(782,263)	(70,522)	-	(387,591)	(182,011)	(1,422,387)

Total Derivative Assets subject to master netting agreements	$-	$-	$176,424	$-	$81,336	$257,760

	Value
Derivative Liabilities	Commodity Risk	Credit Risk	Currency Risk	Equity Risk	Interest Rate Risk	Total

Unrealized depreciation on futures contracts – Exchange-Traded(a)	$(730,570)	$-	$-	$(11,684,855)	$(888,065)	$(13,303,490)

Unrealized depreciation on swap agreements – OTC	(19,772)	-	-	-	-	(19,772)

Total Derivative Liabilities	(750,342)	-	-	(11,684,855)	(888,065)	(13,323,262)

Derivatives not subject to master netting agreements	730,570	-	-	11,684,855	888,065	13,303,490

Total Derivative Liabilities subject to master netting agreements	$(19,772)	$-	$-	$-	$-	$(19,772)

(a)	The daily variation margin receivable (payable) at period-end is recorded in the Consolidated Statement of Assets and Liabilities.

Offsetting Assets and Liabilities

The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of April 30, 2021.

	Financial Derivative Assets				Financial Derivative Liabilities					Collateral (Received/Pledged)
Counterparty	Forward Foreign Currency Contracts	Options Purchased	Swap Agreements	Total Assets	Forward Foreign Currency Contracts	Options Purchased	Swap Agreements	Total Liabilities	Net Value of Derivatives	Non-Cash	Cash	Net Amount

Canadian Imperial Bank of Commerce	$-	$-	$-	$-	$-	$-	$(15,314)	$(15,314)	$(15,314)	$-	$-	$(15,314)

Goldman Sachs International	176,424	-	-	176,424	-	-	-	-	176,424	-	-	176,424

Macquarie Bank Ltd.	-	-	-	-	-	-	(4,467)	(4,467)	(4,467)	-	-	(4,467)

Morgan Stanley and Co. International PLC	-	81,336	-	81,336	-	-	-	-	81,336	-	-	81,336

Total	$176,424	$81,336	$-	$257,760	$-	$-	$(19,781)	$(19,781)	$237,979	$-	$-	$237,979

29	Invesco Fundamental Alternatives Fund

Effect of Derivative Investments for the six months ended April 30, 2021

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Consolidated Statement of Operations
	Commodity Risk	Credit Risk	Currency Risk	Equity Risk	Interest Rate Risk	Total

Realized Gain (Loss):
Forward foreign currency contracts	$-	$-	$196,343	$-	$-	$196,343

Futures contracts	2,291,120	-	-	(27,466,264)	(6,613,703)	(31,788,847)

Options purchased(a)	-	-	-	-	(1,036,952)	(1,036,952)

Swap agreements	695,235	15,494	-	-	-	710,729

Change in Net Unrealized Appreciation
(Depreciation):
Forward foreign currency contracts	-	-	357,125	-	-	357,125

Futures contracts	51,693	-	-	(23,938,136)	(706,054)	(24,592,497)

Options purchased(a)	-	-	-	-	1,064,380	1,064,380

Swap agreements	(19,772)	203,289	-	-	-	183,517

Total	$3,018,276	$218,783	$553,468	$(51,404,400)	$(7,292,329)	$(54,906,202)

(a)	Options purchased are included in the net realized gain (loss) from investment securities and the change in net unrealized appreciation (depreciation) on investment securities.

    The table below summarizes the average notional value of derivatives held during the period.

	Forward Foreign Currency Contracts	Futures Contracts	Swaptions Purchased	Swap Agreements
Average notional value	$26,469,939	$430,483,487	$151,269,315	$13,734,500

NOTE 5–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2021, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $2,283.

NOTE 6–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Consolidated Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 8–Unfunded Loan Commitments

Pursuant to the terms of certain Senior Loan agreements, the Fund held the following unfunded loan commitments as of April 30, 2021. The Fund intends to reserve against such contingent obligations by designating cash, liquid securities and liquid Senior Loans as a reserve.

		Principal
Borrower	Type	Amount	Value

Southcross Energy Partners LLC	Revolver Loan	$18,571	$18,107

NOTE 9–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP.

Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

30	Invesco Fundamental Alternatives Fund

    The Fund had a capital loss carryforward as of October 31, 2020, as follows:

Capital Loss Carryforward*

Expiration	Short-Term	Long-Term	Total

Not subject to expiration	$8,041,389	$—	$8,041,389

*

Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 10–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2021 was $164,353,283 and $484,001,229, respectively. Cost of investments, including any derivatives, on a tax basis    includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$53,311,284

Aggregate unrealized (depreciation) of investments	(21,028,578)

Net unrealized appreciation of investments	$32,282,706

    Cost of investments for tax purposes is $406,818,366.

NOTE 11–Share Information

	Summary of Share Activity

	Six months ended		Year ended
	April 30, 2021(a)		October 31, 2020
	Shares	Amount	Shares	Amount

Sold:
Class A	275,145	$7,414,454	600,983	$15,937,548

Class C	48,454	1,153,888	104,191	2,443,556
Class R	27,026	696,201	82,405	2,085,288

Class Y	543,208	14,984,958	1,846,449	49,745,445

Class R6	409,629	11,388,000	2,959,259	80,867,493

Issued as reinvestment of dividends:
Class A	259,426	6,918,899	317,359	8,492,528

Class C	13,520	319,755	15,748	374,167

Class R	9,161	233,503	10,508	269,014

Class Y	107,546	2,932,788	183,395	5,015,841

Class R6	158,454	4,333,714	146,966	4,032,739

Automatic conversion of Class C shares to Class A shares:
Class A	173,262	4,657,054	130,592	3,443,627

Class C	(195,558)	(4,657,054)	(147,624)	(3,443,627)

Reacquired:
Class A	(1,302,928)	(35,129,446)	(2,897,134)	(76,790,345)

Class C	(152,829)	(3,641,301)	(441,836)	(10,378,469)

Class R	(86,097)	(2,216,435)	(181,235)	(4,591,177)

Class Y	(2,727,248)	(75,210,288)	(5,654,034)	(153,499,243)

Class R6	(8,121,521)	(226,245,099)	(1,582,952)	(42,509,157)

Net increase (decrease) in share activity	(10,561,350)	$(292,066,409)	(4,506,960)	$(118,504,772)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 17% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

31	Invesco Fundamental Alternatives Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2020 through April 30, 2021.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

    The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

    Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (11/01/20)	Ending Account Value (04/30/21)[1]	Expenses Paid During Period[2,3]	Ending Account Value (04/30/21)	Expenses Paid During Period[2,4]	Annualized Expense Ratio[2]
Class A	$1,000.00	$1,042.60	$6.74	$1,018.20	$6.66	1.33%
Class C	1,000.00	1,038.40	10.61	1,014.38	10.49	2.10
Class R	1,000.00	1,040.90	8.05	1,016.91	7.95	1.59
Class Y	1,000.00	1,043.90	5.52	1,019.39	5.46	1.09
Class R5	1,000.00	1,044.70	4.71	1,020.18	4.66	0.93
Class R6	1,000.00	1,045.70	4.62	1,020.28	4.56	0.91

[1]

The actual ending account value is based on the actual total return of the Fund for the period November 1, 2020 through April 30, 2021, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]

Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year. Effective June 1, 2021, the Fund’s adviser has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses of Class A, Class C, Class R, Class Y, Class R5 and Class R6 to 2.00%, 2.75%, 2.25%, 1.75%, 1.75% and 1.75% of average daily net assets, respectively. The annualized expense ratios restated as if these agreements had been in effect throughout the entire most recent fiscal half year are 1.42%, 2.17%, 1.67%, 1.17%, 0.93% and 0.93%.

[3]

The actual expenses paid restated as if the changes discussed above had been in effect throughout the entire most recent half year are $6.78, $10.69, $8.11, $5.56, $4.65 and $4.65 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

[4]

The hypothetical expenses paid restated as if the changes discussed above had been in effect throughout the entire most recent half year are $6.75, $10.63, $8.06, $5.53, $4.62 and $4.62 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

32	Invesco Fundamental Alternatives Fund

(This page intentionally left blank)

(This page intentionally left blank)

(This page intentionally left blank)

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎	Fund reports and prospectuses
∎	Quarterly statements
∎	Daily confirmations
∎	Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each fiscal year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/ corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.
Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-05426 and 033-19338	Invesco Distributors, Inc.	O-FALT-SAR-1

Semiannual Report to Shareholders	April 30, 2021

Invesco Global Allocation Fund

Nasdaq: A: QVGIX ∎ C: QGRCX ∎ R: QGRNX ∎ Y: QGRYX ∎ R5: GLALX ∎ R6: QGRIX

2	Fund Performance
4	Liquidity Risk Management Program
5	Consolidated Schedule of Investments
16	Consolidated Financial Statements
19	Consolidated Financial Highlights
20	Notes to Consolidated Financial Statements
29	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 10/31/20 to 4/30/21, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	22.29%
Class C Shares	21.80
Class R Shares	22.10
Class Y Shares	22.35
Class R5 Shares	22.49
Class R6 Shares	22.46
Custom Invesco Global Allocation Index▼	15.59
MSCI All Country World Index∎	28.29
Bloomberg Barclays Global Aggregate Bond Index, Hedged∎	-1.35

Source(s): ▼Invesco, RIMES Technologies Corp.; ∎RIMES Technologies Corp.

The MSCI All Country World Index is an unmanaged index considered representative of large- and mid-cap stocks across developed and emerging markets. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

    The Custom Invesco Global Allocation Index is composed of 60% MSCI All Country World Index/40% Bloomberg Barclays Global Aggregate Bond Index, Hedged.

    The Bloomberg Barclays Global Aggregate Bond Index, Hedged tracks fixed-income performance of regions around the world while hedging the currency back to the US dollar.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

   Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2                      Invesco Global Allocation Fund

Average Annual Total Returns
As of 4/30/21, including maximum applicable sales charges

Class A Shares
Inception (11/1/91)	7.78%
10 Years	5.05
5 Years	7.38
1 Year	23.75

Class C Shares
Inception (9/1/93)	7.60%
10 Years	5.03
5 Years	7.77
1 Year	28.97

Class R Shares
Inception (3/1/01)	4.11%
10 Years	5.38
5 Years	8.31
1 Year	30.53

Class Y Shares
Inception (5/1/00)	5.15%
10 Years	5.94
5 Years	8.85
1 Year	31.22

Class R5 Shares
10 Years	5.73%
5 Years	8.77
1 Year	31.49

Class R6 Shares
Inception (2/28/12)	7.37%
5 Years	9.03
1 Year	31.40

Effective May 24, 2019, Class A, Class C, Class R, Class Y and Class I shares of the Oppenheimer Global Allocation Fund, (the predecessor fund), were reorganized into Class A, Class C, Class R, Class Y and Class R6 shares, respectively, of the Invesco Oppenheimer Global Allocation Fund. Note: The Fund was subsequently renamed the Invesco Global Allocation Fund (the Fund). Returns shown above, for periods ending on or prior to May 24, 2019, for Class A, Class C, Class R, Class Y and Class R6 shares are those for Class A, Class C, Class R, Class Y and Class I shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

Class R5 shares incepted on May 24, 2019. Performance shown on and prior to that date is that of the predecessor fund’s Class A shares and includes the 12b-1 fees applicable to Class A shares.

The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on

Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3                      Invesco Global Allocation Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 22-24, 2021, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2020 through December 31, 2020 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the coronavirus pandemic on the Fund and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:
∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

4                      Invesco Global Allocation Fund

Consolidated Schedule of Investments(a)

April 30, 2021

(Unaudited)

	Shares	Value
Exchange-Traded Funds–48.00%
Invesco Emerging Markets Sovereign Debt ETF(b)	1,962,435	$53,711,846
Invesco Fundamental High Yield® Corporate Bond ETF(b)	2,020,600	39,240,052
Invesco High Yield Bond Factor ETF(b)	1,076,000	27,540,220
Invesco International Developed Dynamic Multifactor ETF(b)(c)	4,910,000	129,831,202
Invesco Russell 1000 Dynamic Multifactor ETF(b)	4,826,160	223,644,254
Invesco Russell 2000 Dynamic Multifactor ETF(b)	1,075,600	43,021,096
Invesco Senior Loan ETF(b)	3,105,100	68,777,965
Xtrackers USD High Yield Corporate Bond ETF	2,209,125	88,652,186
Total Exchange-Traded Funds (Cost $565,060,237)		674,418,821

Common Stocks & Other Equity Interests–30.80%
Aerospace & Defense–0.46%
Airbus SE (France)(c)	40,532	4,867,863
CAE, Inc. (Canada)	39,649	1,241,904
Howmet Aerospace, Inc.(c)	10,090	322,476
		6,432,243

Air Freight & Logistics–0.39%
InPost S.A. (Poland)(c)	11,603	221,153
United Parcel Service, Inc., Class B	9,978	2,034,115
XPO Logistics, Inc.(c)	6,157	856,562
ZTO Express Cayman, Inc. (China)	3,829	121,956
ZTO Express Cayman, Inc., ADR (China)	68,426	2,200,580
		5,434,366

Airport Services–0.03%
Grupo Aeroportuario del Sureste S.A.B. de C.V., Class B (Mexico)(c)	26,661	450,922

Apparel Retail–0.15%
Burlington Stores, Inc.(c)	2,778	906,544
Industria de Diseno Textil S.A. (Spain)	33,276	1,184,687
		2,091,231

Apparel, Accessories & Luxury Goods–1.90%
adidas AG (Germany)(c)	6,256	1,931,868
Brunello Cucinelli S.p.A. (Italy)(c)	5,334	271,957
Burberry Group PLC (United Kingdom)(c)	11,615	330,489
Cie Financiere Richemont S.A. (Switzerland)	32,798	3,365,442
Cie Financiere Richemont S.A., Wts., expiring 11/22/2023 (Switzerland)(c)	50,652	21,631
EssilorLuxottica S.A. (France)	2,586	430,196
Hermes International (France)	1,987	2,493,387
Kering S.A. (France)	11,228	8,994,236
LVMH Moet Hennessy Louis Vuitton SE (France)	9,524	7,168,246
Moncler S.p.A. (Italy)(c)	5,917	363,709

	Shares	Value
Apparel, Accessories & Luxury Goods–(continued)
PRADA S.p.A. (Italy)(c)	222,800	$1,385,677
		26,756,838

Application Software–1.78%
Adobe, Inc.(c)	7,116	3,617,347
Atlassian Corp. PLC, Class A(c)	2,928	695,576
Avalara, Inc.(c)	4,411	625,083
Bill.com Holdings, Inc.(c)	2,213	342,196
Coupa Software, Inc.(c)	3,245	873,035
Dassault Systemes SE (France)	5,251	1,217,790
DocuSign, Inc.(c)	3,853	858,988
Five9, Inc.(c)	3,760	706,767
HubSpot, Inc.(c)	2,930	1,542,499
Intuit, Inc.	9,556	3,938,601
OneConnect Financial Technology Co. Ltd., ADR (China)(c)	35,188	518,671
Pegasystems, Inc.	4,076	517,407
Qualtrics International, Inc., Class A(c)	2,927	109,324
RingCentral, Inc., Class A(c)	1,653	527,224
SAP SE (Germany)	36,357	5,114,059
Synopsys, Inc.(c)	5,661	1,398,607
Temenos AG (Switzerland)	2,704	397,392
Trade Desk, Inc. (The), Class A(c)	1,172	854,751
Weimob, Inc. (China)(c)(d)	87,000	189,273
Xero Ltd. (New Zealand)(c)	9,470	1,026,432
		25,071,022

Asset Management & Custody Banks–0.06%
KKR & Co., Inc., Class A	15,547	879,649

Auto Parts & Equipment–0.22%
Aptiv PLC(c)	6,746	970,682
Continental AG (Germany)(c)	10,304	1,395,673
Valeo S.A. (France)	22,917	742,000
		3,108,355

Automobile Manufacturers–0.11%
Geely Automobile Holdings Ltd. (China)	178,000	459,510
Volkswagen AG, Preference Shares (Germany)	4,408	1,151,090
		1,610,600

Automotive Retail–0.09%
Carvana Co.(c)	1,337	381,393
Lithia Motors, Inc., Class A	2,417	929,046
		1,310,439

Biotechnology–0.43%
Alnylam Pharmaceuticals, Inc.(c)	2,353	330,926
Ascendis Pharma A/S, ADR (Denmark)(c)	3,554	515,223
BeiGene Ltd., ADR (China)(c)	3,209	1,102,420
Blueprint Medicines Corp.(c)	4,597	442,783
CSL Ltd. (Australia)	4,932	1,028,192
Fate Therapeutics, Inc.(c)	2,017	176,266
Galapagos N.V. (Belgium)(c)	3,441	268,252
Innovent Biologics, Inc. (China)(c)(d)	44,500	481,412

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

5                         Invesco Global Allocation Fund

	Shares	Value
Biotechnology–(continued)
Ionis Pharmaceuticals, Inc.(c)	8,558	$366,454
Remegen Co. Ltd., H Shares (China)(c)(d)	10,359	136,615
Sage Therapeutics, Inc.(c)	3,110	244,944
Twist Bioscience Corp.(c)	402	53,944
uniQure N.V. (Netherlands)(c)	7,098	229,052
Veracyte, Inc.(c)	11,414	567,847
Zai Lab Ltd., ADR (China)(c)	325	54,018
		5,998,348

Brewers–0.24%
Ambev S.A. (Brazil)	176,694	485,969
Boston Beer Co., Inc. (The), Class A(c)	708	861,275
Budweiser Brewing Co. APAC Ltd. (China)(d)	221,400	699,062
Carlsberg A/S, Class B (Denmark)	7,235	1,267,363
		3,313,669

Broadcasting–0.04%
Zee Entertainment Enterprises Ltd. (India)	196,456	490,747

Building Products–0.33%
Advanced Drainage Systems, Inc.	3,129	349,384
Assa Abloy AB, Class B (Sweden)	44,147	1,258,766
Daikin Industries Ltd. (Japan)	5,900	1,184,554
Trane Technologies PLC	5,605	974,317
Trex Co., Inc.(c)	7,675	828,823
		4,595,844

Casinos & Gaming–0.56%
Boyd Gaming Corp.	12,840	849,366
Entain PLC (United Kingdom)(c)	128,706	3,005,395
Flutter Entertainment PLC (Ireland)(c)	7,451	1,526,661
Kangwon Land, Inc. (South Korea)(c)	12,725	289,158
Las Vegas Sands Corp.(c)	12,567	769,854
Wynn Macau Ltd. (Macau)(c)	713,200	1,369,816
		7,810,250

Construction & Engineering–0.01%
Boskalis Westminster (Netherlands)	5,074	161,973

Construction Machinery & Heavy Trucks–0.21%
Epiroc AB, Class A (Sweden)(c)	73,603	1,595,752
Komatsu Ltd. (Japan)	45,300	1,329,601
		2,925,353

Construction Materials–0.26%
China Resources Cement Holdings Ltd. (China)	732,000	798,185
James Hardie Industries PLC, CDI	74,776	2,475,143
PT Indocement Tunggal Prakarsa Tbk (Indonesia)	250,130	222,361
PT Semen Indonesia (Persero) Tbk (Indonesia)	218,100	157,184
		3,652,873

Consumer Electronics–0.18%
Sony Group Corp. (Japan)	25,100	2,512,119

Copper–0.06%
Freeport McMoRan, Inc.	23,200	874,872

	Shares	Value
Data Processing & Outsourced Services–0.86%
Adyen N.V. (Netherlands)(c)(d)	437	$1,073,062
Amadeus IT Group S.A. (Spain)(c)	22,163	1,509,214
Edenred (France)	21,599	1,224,132
Fidelity National Information Services, Inc.	7,815	1,194,914
Pagseguro Digital Ltd., Class A (Brazil)(c)	7,734	353,753
PayPal Holdings, Inc.(c)	9,546	2,503,820
StoneCo Ltd., Class A (Brazil)(c)	11,820	764,045
Visa, Inc., Class A	4,245	991,462
Worldline S.A. (France)(c)(d)	24,733	2,426,606
		12,041,008

Department Stores–0.18%
Falabella S.A. (Chile)	140,955	636,621
Lojas Renner S.A. (Brazil)	24,900	185,190
Next PLC (United Kingdom)(c)	15,561	1,677,910
		2,499,721

Distillers & Vintners–0.29%
Davide Campari Milano N.V. (Italy)	82,729	977,156
Diageo PLC (United Kingdom)	40,330	1,810,449
Pernod Ricard S.A. (France)	6,202	1,272,585
		4,060,190

Diversified Banks–1.00%
Akbank T.A.S. (Turkey)	516,394	304,528
Banco Bradesco S.A., Preference Shares (Brazil)	129,390	568,101
Commercial International Bank Egypt S.A.E. (Egypt)	199,457	742,039
Credicorp Ltd. (Peru)	4,394	524,644
Grupo Aval Acciones y Valores S.A., ADR (Colombia)	60,061	355,561
HDFC Bank Ltd. (India)(c)	25,466	484,790
ICICI Bank Ltd., ADR (India)	81,685	1,331,465
ING Groep N.V. (Netherlands)	107,551	1,375,019
Kotak Mahindra Bank Ltd. (India)(c)	140,349	3,311,709
Oversea-Chinese Banking Corp. Ltd. (Singapore)	101,300	929,137
PT Bank Central Asia Tbk (Indonesia)	337,500	746,692
PT Bank Rakyat Indonesia (Persero) Tbk (Indonesia)	171,500	48,035
Sberbank of Russia PJSC (Russia)	56,480	223,636
Societe Generale S.A. (France)(c)	82,252	2,341,532
Standard Chartered PLC (United Kingdom)	88,034	631,873
Turkiye Garanti Bankasi A.S. (Turkey)	177,895	154,841
		14,073,602

Diversified Capital Markets–0.11%
UBS Group AG (Switzerland)	99,941	1,528,629

Diversified Chemicals–0.05%
Eastman Chemical Co.	5,853	675,378

Diversified Metals & Mining–0.53%
Anglo American PLC (South Africa)	77,663	3,297,818
BHP Group Ltd., ADR (Australia)	19,408	1,412,126
Grupo Mexico S.A.B. de C.V., Class B (Mexico)	484,779	2,191,401

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

6                         Invesco Global Allocation Fund

	Shares	Value
Diversified Metals & Mining–(continued)
Korea Zinc Co. Ltd. (South Korea)	1,353	$ 541,600
		7,442,945

Diversified Real Estate Activities–0.16%
Ayala Land, Inc. (Philippines)	1,033,000	690,813
DLF Ltd. (India)	483,987	1,614,208
		2,305,021

Drug Retail–0.03%
Zur Rose Group AG (Switzerland)(c)	1,193	397,088

Education Services–0.15%
New Oriental Education & Technology Group, Inc., ADR (China)(c)	91,667	1,398,838
TAL Education Group, ADR (China)(c)	11,990	682,831
		2,081,669

Electrical Components & Equipment–0.51%
AMETEK, Inc.	7,617	1,027,762
Contemporary Amperex Technology Co. Ltd., A Shares (China)	2,000	119,484
Generac Holdings, Inc.(c)	3,469	1,123,782
Havells India Ltd. (India)	6,729	89,836
Nidec Corp. (Japan)	36,800	4,265,728
Regal Beloit Corp.	4,155	600,107
		7,226,699

Electronic Components–0.63%
Murata Manufacturing Co. Ltd. (Japan)	29,800	2,366,700
Omron Corp. (Japan)	15,600	1,184,190
Samsung Electro-Mechanics Co. Ltd. (South Korea)	11,324	1,810,343
Sunny Optical Technology Group Co. Ltd. (China)	4,100	98,933
TDK Corp. (Japan)	24,600	3,332,851
		8,793,017

Electronic Equipment & Instruments–0.39%
Keyence Corp. (Japan)	6,900	3,318,514
Trimble, Inc.(c)	13,237	1,085,434
Zebra Technologies Corp., Class A(c)	2,258	1,101,317
		5,505,265

Electronic Manufacturing Services–0.08%
Hon Hai Precision Industry Co. Ltd. (Taiwan)	151,000	632,069
TE Connectivity Ltd.	3,333	448,189
		1,080,258

Financial Exchanges & Data–0.52%
B3 S.A. - Brasil, Bolsa, Balcao (Brazil)	65,283	618,933
London Stock Exchange Group PLC (United Kingdom)	11,353	1,159,894
MarketAxess Holdings, Inc.	684	334,106
MSCI, Inc.	2,397	1,164,391
S&P Global, Inc.	10,485	4,093,239
		7,370,563

Food Retail–0.14%
Alimentation Couche-Tard, Inc., Class B (Canada)	30,924	1,047,866
CP ALL PCL, Foreign Shares (Thailand)(c)	265,300	532,231

	Shares	Value
Food Retail–(continued)
Kobe Bussan Co. Ltd. (Japan)	14,600	$ 390,506
		1,970,603

General Merchandise Stores–0.14%
Dollarama, Inc. (Canada)	16,727	779,500
Lojas Americanas S.A., Preference Shares (Brazil)	298,272	1,145,416
		1,924,916

Gold–0.06%
Polyus PJSC (Russia)(c)	2,811	518,475
Polyus PJSC, GDR (Russia)(d)	2,834	261,794
		780,269

Health Care Equipment–0.69%
Ambu A/S, Class B (Denmark)	5,544	310,230
Boston Scientific Corp.(c)	11,511	501,880
DexCom, Inc.(c)	1,787	689,961
IDEXX Laboratories, Inc.(c)	2,674	1,467,999
Insulet Corp.(c)	934	275,736
Masimo Corp.(c)	3,024	703,594
Medtronic PLC	20,673	2,706,509
ResMed, Inc.	6,621	1,244,549
Siemens Healthineers AG (Germany)(d)	30,755	1,758,635
		9,659,093

Health Care Services–0.22%
Amedisys, Inc.(c)	2,048	552,653
Castle Biosciences, Inc.(c)	2,763	190,730
Dr Lal PathLabs Ltd. (India)(d)	14,687	581,417
Fresenius Medical Care AG & Co. KGaA (Germany)	12,556	999,403
Guardant Health, Inc.(c)	3,167	503,489
New Horizon Health Ltd. (China)(c)(d)	23,500	207,769
		3,035,461

Health Care Supplies–0.20%
Align Technology, Inc.(c)	1,657	986,793
Hoya Corp. (Japan)	6,700	762,816
West Pharmaceutical Services, Inc.	3,066	1,007,242
		2,756,851

Health Care Technology–0.08%
Teladoc Health, Inc.(c)	1,573	271,106
Veeva Systems, Inc., Class A(c)	3,217	908,642
		1,179,748

Heavy Electrical Equipment–0.11%
Mitsubishi Electric Corp. (Japan)	102,800	1,583,328

Home Improvement Retail–0.07%
Floor & Decor Holdings, Inc., Class A(c)	8,683	963,118

Homebuilding–0.13%
Sekisui House Ltd. (Japan)	57,700	1,166,730
TopBuild Corp.(c)	3,254	723,625
		1,890,355

Homefurnishing Retail–0.09%
Nitori Holdings Co. Ltd. (Japan)	2,600	465,983
RH(c)	1,104	759,574
		1,225,557

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

7                         Invesco Global Allocation Fund

	Shares	Value
Hotels, Resorts & Cruise Lines–0.42%
Hilton Worldwide Holdings, Inc.(c)	6,640	$854,568
Huazhu Group Ltd., ADR (China)(c)	67,651	3,988,703
Marriott International, Inc., Class A	860	127,727
Trainline PLC (United Kingdom)(c)(d)	150,619	951,840
		5,922,838

Household Appliances–0.08%
Gree Electric Appliances, Inc. of Zhuhai, A Shares (China)	39,883	368,925
SEB S.A. (France)	4,274	778,359
		1,147,284

Household Products–0.01%
Blue Moon Group Holdings Ltd. (China)(c)(d)	111,850	156,586

Human Resource & Employment Services–0.15%
Adecco Group AG (Switzerland)	10,835	733,523
Recruit Holdings Co. Ltd. (Japan)	29,100	1,316,273
		2,049,796

Hypermarkets & Super Centers–0.07%
Wal-Mart de Mexico S.A.B. de C.V., Series V (Mexico)	307,557	1,006,768

Industrial Conglomerates–0.53%
Hitachi Ltd. (Japan)	46,600	2,295,812
Melrose Industries PLC (United Kingdom)	621,102	1,398,328
Siemens AG (Germany)	14,895	2,485,948
SM Investments Corp. (Philippines)	60,714	1,211,866
		7,391,954

Industrial Gases–0.16%
Air Liquide S.A. (France)	13,729	2,312,381

Industrial Machinery–0.74%
Aalberts N.V. (Netherlands)	27,625	1,495,663
Atlas Copco AB, Class A (Sweden)	51,734	3,136,084
Chart Industries, Inc.(c)	2,472	397,077
Colfax Corp.(c)	6,996	316,149
FANUC Corp. (Japan)	4,100	945,299
IDEX Corp.	3,695	828,419
ITT, Inc.	7,475	704,967
Middleby Corp. (The)(c)	1,894	343,420
Nabtesco Corp. (Japan)	4,900	220,541
SKF AB, Class B (Sweden)	44,401	1,146,868
VAT Group AG (Switzerland)(c)(d)	3,079	881,862
		10,416,349

Integrated Oil & Gas–0.15%
Repsol S.A. (Spain)	39,250	467,848
Royal Dutch Shell PLC, Class B, ADR (United Kingdom)	46,768	1,674,762
		2,142,610

Integrated Telecommunication Services–0.07%
Spark New Zealand Ltd. (New Zealand)	308,649	970,909

Interactive Home Entertainment–0.35%
Capcom Co. Ltd. (Japan)	29,500	956,740
Electronic Arts, Inc.	5,447	773,910

	Shares	Value
Interactive Home Entertainment–(continued)
NetEase, Inc., ADR (China)	14,045	$1,573,883
Nintendo Co. Ltd. (Japan)	2,000	1,145,837
Ubisoft Entertainment S.A. (France)(c)	6,283	471,738
		4,922,108

Interactive Media & Services–2.41%
Adevinta ASA, Class B (France)(c)	37,690	689,639
Alphabet, Inc., Class A(c)	4,244	9,988,254
Autohome, Inc., ADR (China)	4,072	377,596
Baidu, Inc., ADR (China)(c)	9,660	2,031,788
Facebook, Inc., Class A(c)	14,147	4,598,907
Kuaishou Technology (China)(c)(d)	29,600	952,085
Pinterest, Inc., Class A(c)	9,017	598,458
Rightmove PLC (United Kingdom)	100,483	851,893
Tencent Holdings Ltd. (China)	125,817	10,061,971
Yandex N.V., Class A (Russia)(c)	46,896	3,074,033
Zillow Group, Inc., Class C(c)	5,096	663,091
		33,887,715

Internet & Direct Marketing Retail–1.36%
Alibaba Group Holding Ltd. (China)(c)	1,000	28,888
Alibaba Group Holding Ltd., ADR (China)(c)	18,425	4,255,254
Amazon.com, Inc.(c)	252	873,790
boohoo Group PLC (United Kingdom)(c)	265,542	1,246,885
Chewy, Inc., Class A(c)	8,785	700,340
Farfetch Ltd., Class A (United Kingdom)(c)	30,513	1,494,832
JD.com, Inc., ADR (China)(c)	47,619	3,683,806
Meituan, B Shares (China)(c)(d)	65,500	2,493,906
Ocado Group PLC (United Kingdom)(c)	35,833	1,037,618
Pinduoduo, Inc., ADR (China)(c)	5,523	739,695
Prosus N.V. (Netherlands)(c)	4,078	442,177
Shop Apotheke Europe N.V. (Netherlands)(c)(d)	2,585	533,536
THG PLC (United Kingdom)(c)	35,138	300,835
Trip.com Group Ltd., ADR (China)(c)	32,752	1,279,948
		19,111,510

Internet Services & Infrastructure–0.19%
MongoDB, Inc.(c)	1,761	523,827
Okta, Inc.(c)	2,009	541,827
Shopify, Inc., Class A (Canada)(c)	565	666,931
Twilio, Inc., Class A(c)	2,546	936,419
		2,669,004

Investment Banking & Brokerage–0.09%
LPL Financial Holdings, Inc.	8,232	1,289,954

IT Consulting & Other Services–0.52%
EPAM Systems, Inc.(c)	5,874	2,688,823
Globant S.A.(c)	3,066	702,666
Infosys Ltd. (India)	72,223	1,319,517
Tata Consultancy Services Ltd. (India)	63,191	2,587,665
		7,298,671

Leisure Facilities–0.02%
Vail Resorts, Inc.(c)	1,055	343,044

Leisure Products–0.05%
Bandai Namco Holdings, Inc. (Japan)	10,400	762,744

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

8                         Invesco Global Allocation Fund

	Shares	Value
Life & Health Insurance-0.64%
AIA Group Ltd. (Hong Kong)	328,400	$ 4,174,742
Legal & General Group PLC (United Kingdom)	191,721	721,518
Ping An Insurance (Group) Co. of China Ltd., A Shares (China)	146,056	1,635,446
Prudential PLC (United Kingdom)	119,374	2,528,609
		9,060,315

Life Sciences Tools & Services-0.90%
Agilent Technologies, Inc.	12,812	1,712,196
Avantor, Inc.(c)	40,511	1,297,972
Bio-Rad Laboratories, Inc., Class A(c)	846	533,090
Charles River Laboratories International, Inc.(c)	4,451	1,479,735
Illumina, Inc.(c)	1,537	603,795
IQVIA Holdings, Inc.(c)	2,416	567,011
Lonza Group AG (Switzerland)	767	488,067
Maravai LifeSciences Holdings, Inc., Class A(c)	10,082	392,291
Mettler-Toledo International, Inc.(c)	456	598,874
Repligen Corp.(c)	3,277	693,774
Samsung Biologics Co. Ltd. (South Korea)(c)(d)	2,267	1,635,430
Sartorius Stedim Biotech (France)	2,435	1,118,788
Wuxi Biologics Cayman, Inc. (China)(c)(d)	110,800	1,554,169
		12,675,192

Movies & Entertainment-0.34%
CTS Eventim AG & Co. KGaA (Germany)(c)	16,198	1,121,210
Roku, Inc.(c)	1,907	654,044
Tencent Music Entertainment Group, ADR (China)(c)	65,086	1,133,798
Walt Disney Co. (The)(c)	9,988	1,857,968
		4,767,020

Oil & Gas Exploration & Production-0.27%
Novatek PJSC, GDR (Russia)(d)	20,300	3,653,316
Novatek PJSC, GDR (Russia)	798	143,613
		3,796,929

Oil & Gas Refining & Marketing-0.12%
Reliance Industries Ltd. (India)	64,872	1,745,503

Other Diversified Financial Services-0.13%
FirstRand Ltd. (South Africa)	181,804	639,528
ORIX Corp. (Japan)	72,600	1,173,795
		1,813,323

Packaged Foods & Meats-0.11%
Barry Callebaut AG (Switzerland)	348	768,263
Freshpet, Inc.(c)	1,354	250,246
WH Group Ltd. (Hong Kong)	657,500	574,013
		1,592,522

Paper Packaging-0.07%
Avery Dennison Corp.	4,488	961,195

Personal Products-0.22%
L’Oreal S.A. (France)	3,356	1,378,276
Shiseido Co. Ltd. (Japan)	5,300	384,663

	Shares	Value
Personal Products-(continued)
Unilever PLC (United Kingdom)	21,767	$ 1,276,297
		3,039,236

Pharmaceuticals-0.37%
Catalent, Inc.(c)	7,998	899,535
Hansoh Pharmaceutical Group Co. Ltd. (China)(c)(d)	22,000	94,698
Jiangsu Hengrui Medicine Co. Ltd., A Shares (China)	39,653	514,592
Novo Nordisk A/S, Class B (Denmark)	39,922	2,950,678
Phathom Pharmaceuticals, Inc.(c)	7,752	298,607
Takeda Pharmaceutical Co. Ltd. (Japan)	12,473	417,170
		5,175,280

Real Estate Development-0.05%
Godrej Properties Ltd. (India)(c)	12,615	232,894
Oberoi Realty Ltd. (India)(c)	55,968	413,225
		646,119

Real Estate Operating Companies-0.06%
IWG PLC (Switzerland)(c)	88,633	448,695
SM Prime Holdings, Inc. (Philippines)	534,910	382,532
		831,227

Regional Banks-0.12%
First Republic Bank	5,119	938,006
SVB Financial Group(c)	1,199	685,624
		1,623,630

Research & Consulting Services-0.27%
Dun & Bradstreet Holdings, Inc.(c)	6,840	162,518
Equifax, Inc.	7,230	1,657,333
Nihon M&A Center, Inc. (Japan)	33,800	884,052
SGS S.A. (Switzerland)	356	1,054,404
		3,758,307

Restaurants-0.48%
Alsea S.A.B. de C.V. (Mexico)	159,872	260,047
Chipotle Mexican Grill, Inc.(c)	658	981,756
Compass Group PLC (United Kingdom)(c)	56,520	1,226,942
Texas Roadhouse, Inc.	6,258	669,731
Yum China Holdings, Inc. (China)	57,749	3,633,567
		6,772,043

Security & Alarm Services-0.01%
Prosegur Cash S.A. (Spain)(d)	226,645	204,497

Semiconductor Equipment-0.50%
ASML Holding N.V. (Netherlands)	4,868	3,169,339
Enphase Energy, Inc.(c)	3,737	520,377
Entegris, Inc.	9,251	1,041,478
KLA Corp.	2,248	708,907
SCREEN Holdings Co. Ltd. (Japan)	10,600	1,015,909
Teradyne, Inc.	4,212	526,837
		6,982,847

Semiconductors-2.00%
Analog Devices, Inc.	1,191	182,414
Infineon Technologies AG (Germany)	64,617	2,609,447
Marvell Technology, Inc.	12,683	573,398

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

9                         Invesco Global Allocation Fund

	Shares	Value
Semiconductors-(continued)
Maxim Integrated Products, Inc.	26,857	$ 2,524,558
Microchip Technology, Inc.	8,102	1,217,650
Monolithic Power Systems, Inc.	4,030	1,456,361
NXP Semiconductors N.V. (Netherlands)	6,430	1,237,839
ON Semiconductor Corp.(c)	16,669	650,091
QUALCOMM, Inc.	12,345	1,713,486
SK Hynix, Inc. (South Korea)	20,852	2,387,398
STMicroelectronics N.V. (Switzerland)	35,089	1,313,832
STMicroelectronics N.V., New York Shares (Switzerland)	36,893	1,375,740
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	501,000	10,856,575
		28,098,789

Soft Drinks-0.20%
Britvic PLC (United Kingdom)	70,857	863,418
Fomento Economico Mexicano, S.A.B. de C.V., ADR (Mexico)	4,615	357,663
Fomento Economico Mexicano, S.A.B. de C.V., Series CPO (Mexico)	201,338	1,559,358
		2,780,439

Specialty Chemicals-0.19%
Akzo Nobel N.V. (Netherlands)	11,729	1,408,476
Sika AG (Switzerland)	3,991	1,189,829
		2,598,305

Specialty Stores-0.06%
Five Below, Inc.(c)	4,264	858,215

Steel-0.20%
Vale S.A., ADR (Brazil)	138,227	2,781,127

Systems Software-0.14%
Blue Prism Group PLC (United Kingdom)(c)	8,193	138,147
Crowdstrike Holdings, Inc., Class A(c)	4,278	892,006
Microsoft Corp.	3,742	943,657
		1,973,810

Technology Hardware, Storage & Peripherals-0.21%
Samsung Electronics Co. Ltd. (South Korea)	41,116	3,004,441

Thrifts & Mortgage Finance-0.34%
Housing Development Finance Corp. Ltd. (India)	148,280	4,838,860

Tobacco-0.09%
Swedish Match AB (Sweden)	14,749	1,211,207

Trading Companies & Distributors-0.33%
Electrocomponents PLC (United Kingdom)	43,026	633,231
Ferguson PLC	7,156	902,319
ITOCHU Corp. (Japan)	12,600	393,102
Marubeni Corp. (Japan)	203,800	1,695,659
SiteOne Landscape Supply, Inc.(c)	925	165,926
United Rentals, Inc.(c)	2,778	888,821
		4,679,058

	Shares	Value
Trucking-0.08%
Old Dominion Freight Line, Inc.	4,524	$ 1,166,332
Total Common Stocks & Other Equity Interests (Cost $321,166,128)		432,770,058

	Principal Amount
U.S. Treasury Securities-18.54%
U.S. Treasury Notes-18.54%
1.63%, 02/15/2026(e)	$38,920,000	40,422,829
2.75%, 02/15/2028(e)	65,488,000	71,861,569
1.13%, 02/15/2031(e)	155,240,000	148,266,327
Total U.S. Treasury Securities (Cost $257,840,479)		260,550,725

	Shares
Preferred Stocks-0.43%
Broadcasting-0.00%
Zee Entertainment Enterprises Ltd., 6.00%, Pfd.	629,697	16,322

Diversified Banks-0.02%
Socium Re Ltd., Series 2019-1, Pfd.(f)	264,345	262,675

Diversified Support Services-0.17%
Harambee Re Ltd., Pfd.(f)	11,639	63,015
Kinesis Re I Ltd., Series 2019-1, Pfd.(f)	116,394	365,623
Lion Rock Re Ltd., Pfd.(b)(f)	375	232,872
Lorenz Re Ltd., Pfd.(f)	2,151	137,805
Mt. Logan Re Ltd., Pfd.(f)	1,737	1,108,097
NCM Re Ltd., Pfd.(f)	20,415	345,284
Thopas Re Ltd., Pfd.(f)	1,421	145,215
Turing Re Ltd., Series 2019-1, Pfd.(d)(f)	13,286	45,818
Viribus Re Ltd., Pfd.(f)	457,088	35,016
		2,478,745

Specialized Consumer Services-0.24%
Grab Holdings, Inc., Class H, Pfd., (Acquired 06/18/2019; Cost $1,319,169)(f)(g)	214,050	3,341,769
Total Preferred Stocks (Cost $6,730,955)		6,099,511

	Principal Amount
Event-Linked Bonds-0.11%
Diversified Support Services-0.00%
Alturas RE Segregated Account (Multinational), Catastrophe Linked Notes, 0.00%, 12/31/2022(d)(f)(h)	$15,000	0

Other Diversified Financial Services-0.11%
Eden RE II Ltd. (Multinational), Class A, Catastrophe Linked Notes, 0.00%, 03/22/2023(d)(f)(h)	10,800	218,904
Limestone Re Ltd. (Multinational), Class A, Catastrophe Linked Notes, 0.00%, 09/09/2022(d)(f)(h)	15,621	183,233
Sector Re V Ltd. (Multinational), Series 2019-1, Class A, Catastrophe Linked Notes, 0.00%, 03/01/2024(d)(f)(h)	1,800,000	1,056,778

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

10                         Invesco Global Allocation Fund

	Principal Amount	Value
Other Diversified Financial Services-(continued)
Versutus Ltd. (Multinational), Catastrophe Linked Notes, 0.00%, 12/31/2022(f)(h)	$99,014	$ 113,815
		1,572,730
Total Event-Linked Bonds (Cost $1,940,435)		1,572,730

U.S. Dollar Denominated Bonds & Notes-0.02%
Health Care Services-0.02%
Omnicare, Inc., 4.75%, 12/01/2022 (Cost $515,130)	210,000	219,587

	Shares
Money Market Funds-1.00%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(b)(i)	4,912,763	4,912,763

	Shares	Value
Money Market Funds-(continued)
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(b)(i)	3,507,103	$3,508,506
Invesco Treasury Portfolio, Institutional Class, 0.01%(b)(i)	5,614,586	5,614,586
Total Money Market Funds (Cost $14,035,855)		14,035,855
TOTAL INVESTMENTS IN SECURITIES-98.90% (Cost $1,167,289,219)		1,389,667,287
OTHER ASSETS LESS LIABILITIES-1.10%		15,505,529
NET ASSETS-100.00%		$1,405,172,816

Investment Abbreviations:

ADR	- American Depositary Receipt
CDI	- CREST Depository Interest
CPO	- Certificates of Ordinary Participation
ETF	- Exchange-Traded Fund
GDR	- Global Depositary Receipt
Pfd.	- Preferred
Wts.	- Warrants

Notes to Consolidated Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)

Affiliated issuer. The issuer is affiliated by having an investment adviser that is under common control of Invesco Ltd. and/or the Investment Company Act of 1940, as amended (the “1940 Act”), defines “affiliated person” to include an issuer of which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2021.

	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2021	Dividend Income
Invesco Emerging Markets Sovereign Debt ETF	$21,505,258	$33,094,800	$-	$(888,212)	$-	$53,711,846	$1,109,865
Invesco Fundamental High Yield® Corporate Bond ETF	37,482,130	-	-	1,757,922	-	39,240,052	731,053
Invesco High Yield Bond Factor ETF	-	27,222,800	-	317,420	-	27,540,220	412,033
Invesco International Developed Dynamic Multifactor ETF	-	126,039,700	-	3,791,502	-	129,831,202	-
Invesco Master Event-Linked Bond Fund, Class R6	108,254,344	1,049,781	(103,924,299)	(2,682,189)	(2,697,637)	-	1,025,417
Invesco Russell 1000 Dynamic Multifactor ETF	223,621,167	-	(92,389,882)	62,240,224	30,172,745	223,644,254	1,809,468
Invesco Russell 2000 Dynamic Multifactor ETF	39,495,299	-	(21,031,221)	17,861,022	6,695,996	43,021,096	237,409
Invesco Senior Loan ETF	-	68,660,673	-	117,292	-	68,777,965	1,001,813
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	4	113,202,886	(108,290,127)	-	-	4,912,763	741
Invesco Liquid Assets Portfolio, Institutional Class	-	80,859,204	(77,350,775)	-	77	3,508,506	747
Invesco Treasury Portfolio, Institutional Class	5	129,374,727	(123,760,146)	-	-	5,614,586	343
Investments in Other Affiliates:
Lion Rock Re Ltd., Pfd.	373,253	-	-	(140,381)	-	232,872	143,348
Total	$430,731,460	$579,504,571	$(526,746,450)	$82,374,600	$34,171,181	$600,035,362	$6,472,237
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

11                      Invesco Global Allocation Fund

(c)	Non-income producing security.
(d)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2021 was $22,432,303, which represented 1.60% of the Fund’s Net Assets.

(e)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1L.
(f)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(g)	Restricted security. The value of this security at April 30, 2021 represented less than 1% of the Fund’s Net Assets.
(h)	Zero coupon bond issued at a discount.
(i)	The rate shown is the 7-day SEC standardized yield as of April 30, 2021.

Open Futures Contracts(a)

					Unrealized
	Number of	Expiration	Notional		Appreciation
Long Futures Contracts	Contracts	Month	Value	Value	(Depreciation)

Commodity Risk

Brent Crude	644	May-2021	$42,993,440	$11,771	$11,771

Equity Risk

E-Mini S&P 500 Index	255	June-2021	53,223,600	2,440,671	2,440,671

EURO STOXX 600 Index	220	June-2021	5,744,830	23,458	23,458

MSCI Emerging Market Index	1,417	June-2021	94,698,110	(241,061)	(241,061)

S&P/TSX 60 Index	93	June-2021	17,181,337	252,977	252,977

SPI 200 Index	128	June-2021	17,260,774	520,477	520,477

Subtotal				2,996,522	2,996,522

Interest Rate Risk

U.S. Treasury 10 Year Notes	411	June-2021	54,264,844	(338,761)	(338,761)

Subtotal—Long Futures Contracts				2,669,532	2,669,532

Short Futures Contracts

Equity Risk

Nikkei 225 Index	19	June-2021	(5,020,770)	15,670	15,670

Total Futures Contracts				$2,685,202	$2,685,202

(a)	Futures contracts collateralized by $3,832,444 cash held with Merrill Lynch International, the futures commission merchant.

Open Forward Foreign Currency Contracts

Settlement		Contract to				Unrealized Appreciation
Date	Counterparty	Deliver		Receive		(Depreciation)

Currency Risk

06/16/2021	BNP Paribas S.A.	GBP	5,155,000	USD	7,196,173	$76,143

06/16/2021	BNP Paribas S.A.	USD	20,476,767	NOK	172,570,000	256,129

06/16/2021	Citibank, N.A.	GBP	8,095,000	USD	11,299,708	118,981

06/16/2021	Citibank, N.A.	INR	213,480,000	USD	2,902,361	42,848

06/16/2021	Citibank, N.A.	RUB	71,660,000	USD	970,974	22,971

06/16/2021	Citibank, N.A.	SGD	2,810,000	USD	2,119,742	8,462

06/16/2021	Deutsche Bank AG	AUD	4,320,000	USD	3,358,824	30,258

06/16/2021	Goldman Sachs International	USD	1,689,009	CNY	10,980,000	1,229

06/16/2021	Goldman Sachs International	USD	1,263,454	IDR	18,430,000,000	3,866

06/16/2021	Goldman Sachs International	USD	4,499,168	INR	338,000,000	28,261

06/16/2021	J.P. Morgan Chase Bank, N.A.	JPY	657,400,000	USD	6,076,530	59,439

06/16/2021	J.P. Morgan Chase Bank, N.A.	NZD	28,930,000	USD	20,812,387	113,374

06/16/2021	J.P. Morgan Chase Bank, N.A.	PEN	5,080,000	USD	1,375,724	32,746

06/16/2021	J.P. Morgan Chase Bank, N.A.	SEK	20,140,000	USD	2,401,661	21,674

06/16/2021	J.P. Morgan Chase Bank, N.A.	USD	36,719,473	CAD	46,170,000	846,534

06/16/2021	J.P. Morgan Chase Bank, N.A.	USD	19,025,813	SGD	25,510,000	141,002

06/16/2021	Morgan Stanley and Co. International PLC	AUD	6,470,000	USD	5,017,747	32,603

06/16/2021	Morgan Stanley and Co. International PLC	CHF	1,680,000	USD	1,842,125	464

06/16/2021	Morgan Stanley and Co. International PLC	EUR	13,215,000	USD	15,990,652	89,165

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

12                      Invesco Global Allocation Fund

Open Forward Foreign Currency Contracts—(continued)

Settlement		Contract to				Unrealized Appreciation
Date	Counterparty	Deliver		Receive		(Depreciation)

06/16/2021	Morgan Stanley and Co. International PLC	GBP	1,120,000	USD	1,558,535	$11,603

06/16/2021	Morgan Stanley and Co. International PLC	USD	2,708,322	CAD	3,405,000	62,140

06/16/2021	Morgan Stanley and Co. International PLC	USD	1,115,282	DKK	6,925,000	5,099

06/16/2021	Morgan Stanley and Co. International PLC	USD	777,993	MYR	3,210,000	3,706

07/02/2021	Morgan Stanley and Co. International PLC	USD	13,205,073	BRL	77,045,000	905,831

05/04/2021	State Street Bank & Trust Co.	ZAR	1,252,098	USD	87,384	1,047

06/16/2021	UBS AG	HKD	28,000,000	USD	3,608,889	3,807

06/16/2021	UBS AG	SEK	169,520,000	USD	20,073,702	41,160

06/16/2021	UBS AG	USD	10,038,067	EUR	8,380,000	45,510

Subtotal–Appreciation						3,006,052

Currency Risk

06/16/2021	Bank of America, N.A.	CNY	186,600,000	USD	28,567,054	(157,762)

06/16/2021	Barclays Bank PLC	CZK	418,680,000	USD	19,121,676	(342,623)

06/16/2021	Barclays Bank PLC	PHP	1,050,430,000	USD	21,503,173	(117,842)

06/16/2021	Barclays Bank PLC	USD	17,846,286	IDR	259,253,000,000	(19,021)

06/16/2021	Barclays Bank PLC	USD	17,913,963	TRY	139,820,000	(1,391,928)

06/16/2021	BNP Paribas S.A.	MXN	105,540,000	USD	5,039,937	(145,441)

06/16/2021	Citibank, N.A.	CNY	78,400,000	USD	11,982,205	(86,528)

06/16/2021	Citibank, N.A.	KRW	17,550,970,000	USD	15,509,824	(189,604)

06/16/2021	Citibank, N.A.	TWD	118,850,000	USD	4,243,627	(27,635)

06/16/2021	Citibank, N.A.	USD	4,522,710	HKD	35,100,000	(3,481)

06/16/2021	Citibank, N.A.	USD	12,203,310	RUB	909,470,000	(171,775)

06/16/2021	Citibank, N.A.	USD	3,203,144	TRY	26,900,000	(24,466)

06/16/2021	Deutsche Bank AG	PLN	7,450,000	USD	1,946,760	(18,194)

06/18/2021	Deutsche Bank AG	ZAR	16,730,000	USD	1,109,908	(36,557)

06/16/2021	Goldman Sachs International	ARS	26,980,000	USD	269,504	(7,330)

06/16/2021	Goldman Sachs International	ILS	6,900,000	USD	2,090,428	(34,685)

06/16/2021	Goldman Sachs International	KRW	29,711,030,000	USD	26,185,886	(390,776)

06/16/2021	Goldman Sachs International	TWD	719,260,000	USD	25,825,285	(23,667)

06/16/2021	Goldman Sachs International	USD	8,358,088	KRW	9,285,000,000	(52,610)

06/16/2021	Goldman Sachs International	USD	1,266,364	RUB	95,420,000	(4,036)

06/16/2021	Goldman Sachs International	USD	4,558,686	TWD	126,230,000	(22,199)

06/16/2021	J.P. Morgan Chase Bank, N.A.	CAD	3,000,000	USD	2,420,859	(20,077)

06/16/2021	J.P. Morgan Chase Bank, N.A.	USD	10,697,475	JPY	1,160,000,000	(80,156)

06/16/2021	Morgan Stanley and Co. International PLC	CLP	14,364,000,000	USD	19,974,969	(230,085)

06/16/2021	Morgan Stanley and Co. International PLC	SEK	22,380,000	USD	2,642,567	(2,125)

06/16/2021	Morgan Stanley and Co. International PLC	USD	1,786,139	INR	131,500,000	(24,728)

06/18/2021	Morgan Stanley and Co. International PLC	ZAR	16,725,000	USD	1,108,548	(37,574)

05/04/2021	State Street Bank & Trust Co.	PHP	14,410,546	USD	297,217	(2,068)

06/16/2021	UBS AG	CHF	11,600,000	USD	12,575,425	(140,805)

06/16/2021	UBS AG	USD	543,631	THB	16,630,000	(9,684)

Subtotal–Depreciation						(3,815,462)

Total Forward Foreign Currency Contracts						$ (809,410)

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

13                      Invesco Global Allocation Fund

		Open Over-The-Counter Total Return Swap Agreements(a)(b)

Counterparty	Pay/ Receive	Reference Entity	Floating Rate Index	Payment Frequency	Number of Contracts	Maturity Date	Notional Value	Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)

Equity Risk

Goldman Sachs International	Pay	MSCI ACWI Daily Total Return Net ex USA USD	3 mo. USD LIBOR + 0.20%	Quarterly	911,000	June-2021	$261,999,956	$-	$7,093,928	$7,093,928

Equity Risk

Goldman Sachs International	Receive	MSCI ACWI ex USA Growth Net	3 mo. USD LIBOR + 0.37%	Quarterly	868,000	June-2021	265,981,240	-	(4,235,840)	(4,235,840)

Goldman Sachs International	Receive	Russell Midcap Growth Total Return Index	3 mo. USD LIBOR + 0.10%	Quarterly	12,850	September-2021	61,714,903	-	(5,178,209)	(5,178,209)

Subtotal - Depreciation								-	(9,414,049)	(9,414,049)

Total - Total Return Swap Agreements								$-	$(2,320,121)	$(2,320,121)

(a)	Open Over-The-Counter Total Return Swap Agreements are collateralized by cash held with the swap Counterparties in the amount of $430,000.
(b)	The Fund receives or pays payments based on any positive or negative return on the Reference Entity, respectively.

Abbreviations:
ARS	– Argentina Peso
AUD	– Australian Dollar
BRL	– Brazilian Real
CAD	– Canadian Dollar
CHF	– Swiss Franc
CLP	– Chile Peso
CNY	– Chinese Yuan Renminbi
CZK	– Czech Koruna
DKK	– Danish Krone
EUR	– Euro
GBP	– British Pound Sterling
HKD	– Hong Kong Dollar
IDR	– Indonesian Rupiah
ILS	– Israel Shekel
INR	– Indian Rupee
JPY	– Japanese Yen
KRW	– South Korean Won
LIBOR	– London Interbank Offered Rate
MXN	– Mexican Peso
MYR	– Malaysian Ringgit
NOK	– Norwegian Krone
NZD	– New Zealand Dollar
PEN	– Peruvian Sol
PHP	– Philippines Peso
PLN	– Polish Zloty
RUB	– Russian Ruble
SEK	– Swedish Krona
SGD	– Singapore Dollar
THB	– Thai Baht
TRY	– Turkish Lira
TWD	– New Taiwan Dollar
USD	– U.S. Dollar
ZAR	– South African Rand

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

14                      Invesco Global Allocation Fund

Portfolio Composition

By security type, based on Net Assets

as of April 30, 2021

Exchange-Traded Funds	48.00%
Common Stocks & Other Equity Interests	30.80
U.S. Treasury Securities	18.54
Security Types Each Less Than 1% of Portfolio	0.56
Money Market Funds Plus Other Assets Less Liabilities	2.10

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

15                      Invesco Global Allocation Fund

Consolidated Statement of Assets and Liabilities

April 30, 2021

(Unaudited)

Assets:
Investments in securities, at value (Cost $673,843,166)	$789,631,925

Investments in affiliates, at value (Cost $493,446,053)	600,035,362

Other investments:
Variation margin receivable – futures contracts	537,678

Unrealized appreciation on swap agreements – OTC	7,093,928

Unrealized appreciation on forward foreign currency contracts outstanding	3,006,052

Deposits with brokers:
Cash collateral – exchange-traded futures contracts	3,832,444

Cash collateral – OTC Derivatives	430,000

Cash	10,328,447

Foreign currencies, at value (Cost $484,072)	487,697
Receivable for:
Investments sold	44,698,889

Fund shares sold	334,553

Dividends	905,473

Interest	1,132,714

Investment for trustee deferred compensation and retirement plans	248,751

Other assets	78,799

Total assets	1,462,782,712

Liabilities:
Other investments:
Unrealized depreciation on forward foreign currency contracts outstanding	3,815,462

Unrealized depreciation on swap agreements–OTC	9,414,049

Payable for:
Investments purchased	41,777,204

Fund shares reacquired	769,361

Accrued foreign taxes	521,530

Accrued fees to affiliates	656,155

Accrued trustees’ and officers’ fees and benefits	194

Accrued other operating expenses	251,816

Trustee deferred compensation and retirement plans	404,125

Total liabilities	57,609,896

Net assets applicable to shares outstanding	$1,405,172,816

Net assets consist of:
Shares of beneficial interest	$1,047,128,609

Distributable earnings	358,044,207

$1,405,172,816

Net Assets:
Class A	$1,172,680,181

Class C	$76,242,450

Class R	$39,385,271

Class Y	$72,519,583

Class R5	$13,970

Class R6	$44,331,361

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	51,152,254

Class C	3,544,885

Class R	1,764,347

Class Y	3,153,862

Class R5	605

Class R6	1,922,133

Class A:
Net asset value per share	$22.93

Maximum offering price per share (Net asset value of $22.93 ÷ 94.50%)	$24.26

Class C:
Net asset value and offering price per share	$21.51

Class R:
Net asset value and offering price per share	$22.32

Class Y:
Net asset value and offering price per share	$22.99

Class R5:
Net asset value and offering price per share	$23.09

Class R6:
Net asset value and offering price per share	$23.06

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

16                      Invesco Global Allocation Fund

Consolidated Statement of Operations

For the six months ended April 30, 2021

(Unaudited)

Investment income:

Dividends from affiliates	$6,472,237

Dividends (net of foreign withholding taxes of $280,247)	6,144,927

Interest	1,551,242

Total investment income	14,168,406

Expenses:

Advisory fees	5,282,957

Administrative services fees	98,113

Custodian fees	72,803

Distribution fees:
Class A	1,416,197

Class C	395,579

Class R	95,156

Transfer agent fees – A, C, R and Y	1,169,762

Transfer agent fees – R5	2

Transfer agent fees – R6	8,109

Trustees’ and officers’ fees and benefits	7,425

Registration and filing fees	39,146

Reports to shareholders	71,658

Professional services fees	108,080

Other	13,937

Total expenses	8,778,924

Less: Fees waived and/or expense offset arrangement(s)	(721,973)

Net expenses	8,056,951

Net investment income	6,111,455

Realized and unrealized gain (loss) from:

Net realized gain (loss) from:
Unaffiliated investment securities (net of foreign taxes of $2,792)	87,425,439

Affiliated investment securities	34,171,181

Foreign currencies	(364,580)

Forward foreign currency contracts	(3,686,085)

Futures contracts	13,324,307

Swap agreements	487,567

131,357,829

Change in net unrealized appreciation of:
Unaffiliated investment securities (net of foreign taxes of $369,072)	29,010,421

Affiliated investment securities	82,374,600

Foreign currencies	54,455

Forward foreign currency contracts	5,603,973

Futures contracts	6,583,037

Swap agreements	4,727,473

128,353,959

Net realized and unrealized gain	259,711,788

Net increase in net assets resulting from operations	$265,823,243

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

17                      Invesco Global Allocation Fund

Consolidated Statement of Changes in Net Assets

For the six months ended April 30, 2021 and the year ended October 31, 2020

(Unaudited)

	April 30, 2021	October 31, 2020

Operations:
Net investment income	$6,111,455	$10,267,820

Net realized gain	131,357,829	7,745,488

Change in net unrealized appreciation	128,353,959	18,185,090

Net increase in net assets resulting from operations	265,823,243	36,198,398

Distributions to shareholders from distributable earnings:
Class Y	–	(57,508)

Class R5	–	(11)

Class R6	–	(42,744)

Total distributions from distributable earnings	–	(100,263)

Share transactions–net:
Class A	(46,853,670)	(123,474,843)

Class C	(17,449,419)	(16,119,298)

Class R	(2,009,676)	(5,536,981)

Class Y	(7,017,349)	(11,326,834)

Class R5	665	–

Class R6	(47,762)	(2,645,192)

Net increase (decrease) in net assets resulting from share transactions	(73,377,211)	(159,103,148)

Net increase (decrease) in net assets	192,446,032	(123,005,013)

Net assets:
Beginning of period	1,212,726,784	1,335,731,797

End of period	$1,405,172,816	$1,212,726,784

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

18                      Invesco Global Allocation Fund

Consolidated Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed(c)		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover (d)
Class A
Six months ended 04/30/21	$18.75	$0.10	$4.08	$4.18	$–	$–	$–	$22.93	22.29%	$1,172,680	1.16	%(e)	1.27	%(e)	0.92	%(e)	45%
Year ended 10/31/20	18.21	0.15	0.39	0.54	–	–	–	18.75	2.97	999,336	1.20		1.32		0.85		82
Year ended 10/31/19	18.48	0.13	1.16	1.29	(0.39)	(1.17)	(1.56)	18.21	8.05	1,093,027	1.21		1.31		0.75		52
Year ended 10/31/18	19.48	0.21	(1.21)	(1.00)	(0.00)	–	(0.00)	18.48	(5.12)	1,050,082	1.25		1.32		1.06		151
Year ended 10/31/17	17.77	0.28	1.94	2.22	(0.51)	–	(0.51)	19.48	12.84	1,193,012	1.27		1.34		1.51		40
Year ended 10/31/16	17.58	0.23	0.23	0.46	(0.27)	–	(0.27)	17.77	2.72	1,139,315	1.28		1.34		1.33		84
Class C
Six months ended 04/30/21	17.66	0.02	3.83	3.85	–	–	–	21.51	21.80	76,242	1.91	(e)	2.02	(e)	0.17	(e)	45
Year ended 10/31/20	17.28	0.02	0.36	0.38	–	–	–	17.66	2.20	77,710	1.95		2.07		0.10		82
Year ended 10/31/19	17.59	0.00	1.10	1.10	(0.24)	(1.17)	(1.41)	17.28	7.22	92,142	1.96		2.06		0.00		52
Year ended 10/31/18	18.67	0.06	(1.14)	(1.08)	–	–	–	17.59	(5.84)	209,903	2.01		2.08		0.31		151
Year ended 10/31/17	17.13	0.14	1.85	1.99	(0.45)	–	(0.45)	18.67	11.99	237,072	2.02		2.09		0.77		40
Year ended 10/31/16	17.00	0.10	0.23	0.33	(0.20)	–	(0.20)	17.13	1.97	238,771	2.03		2.09		0.58		84
Class R
Six months ended 04/30/21	18.28	0.07	3.97	4.04	–	–	–	22.32	22.10	39,385	1.41	(e)	1.52	(e)	0.67	(e)	45
Year ended 10/31/20	17.79	0.11	0.38	0.49	–	–	–	18.28	2.75	34,012	1.45		1.57		0.60		82
Year ended 10/31/19	18.10	0.09	1.11	1.20	(0.34)	(1.17)	(1.51)	17.79	7.68	38,552	1.46		1.56		0.50		52
Year ended 10/31/18	19.12	0.16	(1.18)	(1.02)	–	–	–	18.10	5.34	39,909	1.50		1.57		0.82		151
Year ended 10/31/17	17.47	0.23	1.90	2.13	(0.48)	–	(0.48)	19.12	12.55	42,854	1.52		1.59		1.26		40
Year ended 10/31/16	17.29	0.18	0.24	0.42	(0.24)	–	(0.24)	17.47	2.51	37,321	1.53		1.59		1.09		84
Class Y
Six months ended 04/30/21	18.78	0.13	4.08	4.21	–	–	–	22.99	22.42	72,520	0.91	(e)	1.02	(e)	1.17	(e)	45
Year ended 10/31/20	18.21	0.20	0.38	0.58	(0.01)	–	(0.01)	18.78	3.27	65,397	0.95		1.07		1.10		82
Year ended 10/31/19	18.49	0.18	1.14	1.32	(0.43)	(1.17)	(1.60)	18.21	8.27	74,260	0.96		1.06		0.99		52
Year ended 10/31/18	19.47	0.26	(1.21)	(0.95)	(0.03)	–	(0.03)	18.49	(4.88)	114,493	1.01		1.08		1.31		151
Year ended 10/31/17	17.75	0.32	1.94	2.26	(0.54)	–	(0.54)	19.47	13.13	121,039	1.03		1.10		1.72		40
Year ended 10/31/16	17.56	0.28	0.23	0.51	(0.32)	–	(0.32)	17.75	2.97	60,771	1.03		1.09		1.63		84
Class R5
Six months ended 04/30/21	18.85	0.14	4.10	4.24	–	–	–	23.09	22.49	14	0.77	(e)	0.88	(e)	1.31	(e)	45
Year ended 10/31/20	18.24	0.24	0.39	0.63	(0.02)	–	(0.02)	18.85	3.45	11	0.76		0.87		1.29		82
Period ended 10/31/19(f)	17.36	0.09	0.79	0.88	–	–	–	18.24	5.07	11	0.85	(g)	0.93	(g)	1.11	(g)	52
Class R6
Six months ended 04/30/21	18.83	0.14	4.09	4.23	–	–	–	23.06	22.46	44,331	0.77	(e)	0.88	(e)	1.31	(e)	45
Year ended 10/31/20	18.22	0.24	0.39	0.63	(0.02)	–	(0.02)	18.83	3.46	36,260	0.76		0.87		1.29		82
Year ended 10/31/19	18.51	0.21	1.14	1.35	(0.47)	(1.17)	(1.64)	18.22	8.48	37,741	0.79		0.88		1.17		52
Year ended 10/31/18	19.48	0.29	(1.21)	(0.92)	(0.05)	–	(0.05)	18.51	(4.75)	33,300	0.84		0.91		1.48		151
Year ended 10/31/17	17.75	0.36	1.93	2.29	(0.56)	–	(0.56)	19.48	13.33	28,163	0.84		0.90		1.93		40
Year ended 10/31/16	17.56	0.29	0.25	0.54	(0.35)	–	(0.35)	17.75	3.18	23,444	0.79		0.85		1.66		84

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)

Does not include estimated acquired fund fees from underlying funds of 0.14%, 0.14%, 0.08%, 0.02%, 0.02% and 0.01% for the six months ended April 30, 2021, and the years ended October 31, 2020, 2019, 2018, 2017 and 2016 respectively.

(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)

Ratios are annualized and based on average daily net assets (000’s omitted) of $1,142,347, $79,772, $38,378, $72,193, $13 and $42,473 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

(f)	Commencement date after the close of business on May 24, 2019.
(g)	Annualized.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

19                      Invesco Global Allocation Fund

Notes to Consolidated Financial Statements

April 30, 2021

(Unaudited)

NOTE 1 – Significant Accounting Policies

Invesco Global Allocation Fund, formerly Invesco Oppenheimer Global Allocation Fund, (the “Fund”) is a series portfolio of AIM Investment Funds (Invesco Investment Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these consolidated financial statements pertains only to the Fund and the Subsidiary. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund will invest in the Invesco Global Allocation Fund (Cayman) Ltd., formerly Invesco Oppenheimer Global Allocation Fund (Cayman) Ltd., (the “Subsidiary”), a wholly-owned and controlled subsidiary by the Fund organized under the laws of the Cayman Islands. The Subsidiary invests in commodity-linked derivatives (including commodity futures, financial futures, options and swap contracts), and certain fixed-income securities and other investments that may serve as margin or collateral for its derivatives positions.

The Fund’s investment objective is to seek total return.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for ten years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the tenth anniversary after a purchase of Class C shares. Effective November 30, 2020, the automatic conversion pursuant to the Conversion Feature changed from ten years to eight years. The first conversion of Class C shares to Class A shares occurred at the end of December 2020 for all Class C shares that were held for more than eight years as of November 30, 2020.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its consolidated financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or

20                      Invesco Global Allocation Fund

other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Consolidated Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Consolidated Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Consolidated Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Consolidated Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the consolidated financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary’s income. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The financial statements are prepared on a consolidated basis in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. The accompanying financial statements reflect the financial position of the Fund and its Subsidiary and the results of operations on a consolidated basis. All inter-company accounts and transactions have been eliminated in consolidation.

In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the consolidated financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust, and under the Subsidiary’s organizational documents, the directors and officers of the Subsidiary, are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund and/or the Subsidiary, respectively. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Purchased on a When-Issued and Delayed Delivery Basis – The Fund may purchase and sell interests in corporate loans and corporate debt securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.

J.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Consolidated Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts

21                      Invesco Global Allocation Fund

of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Consolidated Statement of Operations.

K.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Consolidated Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Consolidated Statement of Assets and Liabilities.

L.

Futures Contracts – The Fund may enter into futures contracts to equitize the Fund’s cash holdings or to manage exposure to interest rate, equity, commodity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Consolidated Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Consolidated Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Consolidated Statement of Assets and Liabilities.

M.

Swap Agreements – The Fund may enter into various swap transactions, including interest rate, total return, index, currency and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency, commodity or credit risk. Such transactions are agreements between Counterparties. A swap agreement may be negotiated bilaterally and traded over-the-counter (“OTC”) between two parties (“uncleared/OTC”) or, in some instances, must be transacted through a future commission merchant (“FCM”) and cleared through a clearinghouse that serves as a central Counterparty (“centrally cleared swap”). These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, index, and currency swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

In a centrally cleared swap, the Fund’s ultimate Counterparty is a central clearinghouse. The Fund initially will enter into centrally cleared swaps through an executing broker. When a fund enters into a centrally cleared swap, it must deliver to the central Counterparty (via the FCM) an amount referred to as “initial margin.” Initial margin requirements are determined by the central Counterparty, but an FCM may require additional initial margin above the amount required by the central Counterparty. Initial margin deposits required upon entering into centrally cleared swaps are satisfied by cash or securities as collateral at the FCM. Securities deposited as initial margin are designated on the Consolidated Schedule of Investments and cash deposited is recorded on the Consolidated Statement of Assets and Liabilities. During the term of a cleared swap agreement, a “variation margin” amount may be required to be paid by the Fund or may be received by the Fund, based on the daily change in price of the underlying reference instrument subject to the swap agreement and is recorded as a receivable or payable for variation margin in the Consolidated Statement of Assets and Liabilities until the centrally cleared swap is terminated at which time a realized gain or loss is recorded.

A CDS is an agreement between Counterparties to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its Counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund’s maximum risk of loss from Counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by

22                      Invesco Global Allocation Fund

having a master netting arrangement between the Fund and the Counterparty and by the designation of collateral by the Counterparty to cover the Fund’s exposure to the Counterparty.

Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.

An interest rate swap is an agreement between Counterparties pursuant to which the parties exchange a floating rate payment for a fixed rate payment based on a specified notional amount.

A total return swap is an agreement in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income generated and capital gains, if any. The unrealized appreciation (depreciation) on total return swaps includes dividends on the underlying securities and financing rate payable from the Counterparty. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference less a financing rate, if any. As a receiver, the Fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Fund would owe payments on any net positive total return, and would receive payment in the event of a negative total return.

Changes in the value of centrally cleared and OTC swap agreements are recognized as unrealized gains (losses) in the Consolidated Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Consolidated Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Consolidated Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Consolidated Statement of Operations. The Fund segregates cash or liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Cash held as collateral is recorded as deposits with brokers on the Consolidated Statement of Assets and Liabilities. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. Additionally, an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) includes credit related contingent features which allow Counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event that, for example, the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA master agreements, which would cause the Fund to accelerate payment of any net liability owed to the Counterparty. A short position in a security poses more risk than holding the same security long. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited.

Notional amounts of each individual credit default swap agreement outstanding as of April 30, 2021 for which the Fund is the seller of protection are disclosed in the open swap agreements table. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

N.

LIBOR Risk - The Fund may invest in financial instruments that utilize LIBOR as the reference or benchmark rate for variable interest rate calculations. On July 27, 2017, the head of the United Kingdom’s Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. Although many LIBOR rates will be phased out at the end of 2021 as originally intended, a selection of widely used USD LIBOR rates will continue to be published until June 2023 in order to assist with the transition. There remains uncertainty regarding the effect of the LIBOR transition process and therefore any impact of a transition away from LIBOR on the Fund or the instruments in which the Fund invests cannot yet be determined. There is no assurance that the composition or characteristics of any alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. Any such effects of the transition away from LIBOR and the adoption of alternative reference rates could result in losses to the Fund.

O.

COVID-19 Risk - The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations and supply chains, layoffs, lower consumer demand, and defaults, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally.

The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

P.

Other Risks - The current low interest rate environment was created in part by the Federal Reserve Board (FRB) and certain foreign central banks keeping the federal funds and equivalent foreign rates near historical lows. Increases in the federal funds and equivalent foreign rates may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies could also result in higher than normal shareholder redemptions, which could potentially increase portfolio turnover and the Fund’s transaction costs.

Emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, companies operating in emerging markets may be subject to lower trading volume and greater price fluctuations than companies in more developed markets. Securities law in many emerging market countries is relatively new and unsettled. Therefore, laws regarding foreign investment in emerging market securities, securities regulation, title to securities, and shareholder rights may change quickly and unpredictably. In addition, the enforcement of systems of taxation at federal, regional and local levels in emerging market countries may be inconsistent, and subject to sudden change. Other risks of investing in emerging markets securities may include additional transaction costs, delays in settlement procedures, and lack of timely information.

Q.

Leverage Risk – Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.

R.

Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

23                      Invesco Global Allocation Fund

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser less the amount paid by the Subsidiary to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets*	Rate
Up to $1.0 billion	0.800%
Next $2 billion	0.760%
Next $1 billion	0.710%
Next $1 billion	0.660%
Next $1 billion	0.600%
Next $1 billion	0.550%
Next $2 billion	0.500%
Over $9 billion	0.480%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.

For the six months ended April 30, 2021, the effective advisory fee rate incurred by the Fund was 0.77%.

The Subsidiary has entered into a separate contract with the Adviser whereby the Adviser provides investment advisory and other services to the Subsidiary. In consideration of these services, the Subsidiary pays an advisory fee to the Adviser based on the annual rate of the Subsidiary’s average daily net assets as set forth in the table above.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.

The Adviser has contractually agreed, through at least May 31, 2021, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.31%, 2.06%, 1.56%, 1.06%, 0.94% and 0.89%, respectively, of the Fund’s average daily net assets (the “expense limits”). Effective June 1, 2021 through at least June 30, 2022, the Adviser has agreed to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 2.25%, 3.00%, 2.50%, 2.00%, 2.00%, and 2.00%, respectively, of the Fund’s average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Acquired Fund Fees and Expenses are not operating expenses of the Fund directly, but are fees and expenses, including management fees of the investment companies in which the Fund invests. As a result, the total annual fund operating expenses after expense reimbursement may exceed the expense limits above. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2022. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

Further, the Adviser has contractually agreed, through at least June 30, 2023, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended April 30, 2021, the Adviser waived advisory fees of $717,567.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2021, expenses incurred under the agreement are shown in the Consolidated Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2021, expenses incurred under the agreement are shown in the Consolidated Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2021, expenses incurred under the Plans are shown in the Consolidated Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2021, IDI advised the Fund that IDI retained $43,189 in front-end sales commissions from the sale of Class A shares and $52 and $1,997 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

24                      Invesco Global Allocation Fund

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Exchange-Traded Funds	$674,418,821	$–	$–	$674,418,821

Common Stocks & Other Equity Interests	189,482,984	243,287,074	–	432,770,058

U.S. Treasury Securities	–	260,550,725	–	260,550,725

Preferred Stocks	16,322	–	6,083,189	6,099,511

Event-Linked Bonds	–	–	1,572,730	1,572,730

U.S. Dollar Denominated Bonds & Notes	–	219,587	–	219,587

Money Market Funds	14,035,855	–	–	14,035,855

Total Investments in Securities	877,953,982	504,057,386	7,655,919	1,389,667,287

Other Investments - Assets*

Futures Contracts	3,265,024	–	–	3,265,024

Forward Foreign Currency Contracts	–	3,006,052	–	3,006,052

Swap Agreements	–	7,093,928	–	7,093,928

	3,265,024	10,099,980	–	13,365,004

Other Investments - Liabilities*

Futures Contracts	(579,822)	–	–	(579,822)

Forward Foreign Currency Contracts	–	(3,815,462)	–	(3,815,462)

Swap Agreements	–	(9,414,049)	–	(9,414,049)

	(579,822)	(13,229,511)	–	(13,809,333)

Total Other Investments	2,685,202	(3,129,531)	–	(444,329)

Total Investments	$880,639,184	$500,927,855	$7,655,919	$1,389,222,958

*	Forward foreign currency contracts, futures contracts and swap agreements are valued at unrealized appreciation (depreciation).

NOTE 4—Derivative Investments

The Fund may enter into an ISDA Master Agreement under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Consolidated Statement of Assets and Liabilities.

25                      Invesco Global Allocation Fund

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of April 30, 2021:

	Value
Derivative Assets	Commodity Risk	Currency Risk	Equity Risk	Interest Rate Risk	Total

Unrealized appreciation on futures contracts – Exchange-Traded(a)	$11,771	$-	$3,253,253	$-	$3,265,024

Unrealized appreciation on forward foreign currency contracts outstanding	-	3,006,052	-	-	3,006,052

Unrealized appreciation on swap agreements – OTC	-	-	7,093,928	-	7,093,928

Total Derivative Assets	11,771	3,006,052	10,347,181	-	13,365,004

Derivatives not subject to master netting agreements	(11,771)	-	(3,253,253)	-	(3,265,024)

Total Derivative Assets subject to master netting agreements	$-	$3,006,052	$7,093,928	$-	$10,099,980

(a)	The daily variation margin receivable (payable) at period-end is recorded in the Consolidated Statement of Assets and Liabilities.

	Value
Derivative Liabilities	Commodity Risk	Currency Risk	Equity Risk	Interest Rate Risk	Total

Unrealized depreciation on futures contracts – Exchange-Traded(a)	$-	$-	$(241,061)	$(338,761)	$(579,822)

Unrealized depreciation on forward foreign currency contracts outstanding	-	(3,815,462)	-	-	(3,815,462)

Unrealized depreciation on swap agreements – OTC	-	-	(9,414,049)	-	(9,414,049)

Total Derivative Liabilities	-	(3,815,462)	(9,655,110)	(338,761)	(13,809,333)

Derivatives not subject to master netting agreements	-	-	241,061	338,761	579,822

Total Derivative Liabilities subject to master netting agreements	$-	$(3,815,462)	$(9,414,049)	$-	$(13,229,511)

(a)	The daily variation margin receivable (payable) at period-end is recorded in the Consolidated Statement of Assets and Liabilities.

Offsetting Assets and Liabilities

The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of April 30, 2021.

	Financial Derivative Assets			Financial Derivative Liabilities					Collateral (Received)/Pledged
	Forward Foreign			Forward Foreign				Net Value of Derivatives
Counterparty	Currency Contracts	Swap Agreements	Total Assets	Currency Contracts	Swap Agreements		Total Liabilities		Non-Cash	Cash	Net Amount

Bank of America, N.A.	$-	$-	$-	$ (157,762)	$-		$(157,762)	$(157,762)	$-	$-	$(157,762)

Barclays Bank PLC	-	-	-	(1,871,414)	-		(1,871,414)	(1,871,414)	1,871,414	-	-

BNP Paribas S.A.	332,272	-	332,272	(145,441)	-		(145,441)	186,831	-	-	186,831

Citibank, N.A.	193,262	-	193,262	(503,489)	-		(503,489)	(310,227)	-	310,227	-

Deutsche Bank AG	30,258	-	30,258	(54,751)	-		(54,751)	(24,493)	-	-	(24,493)

Goldman Sachs International	33,356	7,093,928	7,127,284	(535,303)	(9,414,049)		(9,949,352)	(2,822,068)	2,822,068	-	-

J.P. Morgan Chase Bank, N.A.	1,214,769	-	1,214,769	(100,233)	-		(100,233)	1,114,536	-	-	1,114,536

Morgan Stanley and Co. International PLC	1,110,611	-	1,110,611	(294,512)	-		(294,512)	816,099	-	-	816,099

State Street Bank & Trust Co.	1,047	-	1,047	(2,068)	-		(2,068)	(1,021)	-	-	(1,021)

UBS AG	90,477	-	90,477	(150,489)	-		(150,489)	(60,012)	60,012	-	-

Total	$3,006,052	$7,093,928	$10,099,980	$(3,815,462)	$(9,414,049	)$	(13,229,511)	$(3,129,531)	$4,753,494	$310,227	$1,934,190

26                      Invesco Global Allocation Fund

Effect of Derivative Investments for the six months ended April 30, 2021

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Consolidated Statement of Operations
	Commodity	Currency	Equity	Interest
	Risk	Risk	Risk	Rate Risk	Total

Realized Gain (Loss):
Forward foreign currency contracts	$-	$(3,686,085)	$-	$-	$(3,686,085)

Futures contracts	3,128,602	-	13,817,456	(3,621,751)	13,324,307

Swap agreements	-	-	487,567	-	487,567

Change in Net Unrealized Appreciation (Depreciation):
Forward foreign currency contracts	-	5,603,973	-	-	5,603,973

Futures contracts	(1,589,573)	-	7,802,084	370,526	6,583,037

Swap agreements	-	-	4,727,473	-	4,727,473

Total	$1,539,029	$1,917,888	$26,834,580	$(3,251,225)	$27,040,272

The table below summarizes the average notional value of derivatives held during the period.

	Forward Foreign Currency Contracts	Futures Contracts	Swap Agreements

Average notional value	$571,610,389	$303,152,931	$638,264,617

NOTE 5–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2021, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $4,406.

NOTE 6–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Obligations under the deferred compensation plan represent unsecured claims against the general assets of the Fund.

NOTE 7–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Consolidated Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 8–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of October 31, 2020, as follows:

Capital Loss Carryforward*

Expiration	Short-Term	Long-Term	Total

Not subject to expiration	$18,875,931	$–	$18,875,931

*

Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

27                      Invesco Global Allocation Fund

NOTE 9–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2021 was $395,176,356 and $564,694,810, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$268,857,438

Aggregate unrealized (depreciation) of investments	(27,090,085)

Net unrealized appreciation of investments	$241,767,353

Cost of investments for tax purposes is $1,147,455,605.

NOTE 10–Share Information

	Summary of Share Activity

	Six months ended		Year ended
	April 30, 2021(a)		October 31, 2020
	Shares	Amount	Shares	Amount

Sold:
Class A	1,082,143	$23,810,298	2,181,862	$40,190,761

Class C	272,709	5,630,940	539,284	9,405,715

Class R	134,544	2,886,327	288,979	5,175,168

Class Y	505,584	11,031,244	754,258	13,316,347

Class R5	29	665	-	-

Class R6	190,052	4,232,361	270,990	5,027,686

Issued as reinvestment of dividends:
Class Y	-	-	2,780	52,465

Class R6	-	-	2,246	42,431

Automatic conversion of Class C shares to Class A shares:
Class A	616,151	13,347,308	331,247	6,137,088

Class C	(655,401)	(13,347,308)	(350,625)	(6,137,088)

Reacquired:
Class A	(3,843,539)	(84,011,276)	(9,255,096)	(169,802,692)

Class C	(473,782)	(9,733,051)	(1,121,018)	(19,387,925)

Class R	(230,726)	(4,896,003)	(594,951)	(10,712,149)

Class Y	(833,516)	(18,048,593)	(1,354,038)	(24,695,646)

Class R6	(193,882)	(4,280,123)	(418,602)	(7,715,309)

Net increase (decrease) in share activity	(3,429,634)	$(73,377,211)	(8,722,684)	$(159,103,148)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and own 12% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

28                      Invesco Global Allocation Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2020 through April 30, 2021.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value (11/01/20)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (04/30/21)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/21)	Expenses Paid During Period[2]
Class A	$1,000.00	$1,222.90	$6.39	$1,019.04	$5.81	1.16%
Class C	1,000.00	1,218.00	10.50	1,015.32	9.54	1.91
Class R	1,000.00	1,221.00	7.76	1,017.80	7.05	1.41
Class Y	1,000.00	1,223.50	5.02	1,020.28	4.56	0.91
Class R5	1,000.00	1,224.90	4.25	1,020.98	3.86	0.77
Class R6	1,000.00	1,224.60	4.25	1,020.98	3.86	0.77

[1]

The actual ending account value is based on the actual total return of the Fund for the period November 1, 2020 through April 30, 2021, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

29                      Invesco Global Allocation Fund

(This page intentionally left blank)

(This page intentionally left blank)

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

∎ Daily confirmations

∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each fiscal year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-05426 and 033-19338	Invesco Distributors, Inc.	O-GLAL-SAR-1

Semiannual Report to Shareholders	April 30, 2021

Invesco Global Infrastructure Fund
Nasdaq:
A: GIZAX ∎ C: GIZCX ∎ R: GIZRX ∎ Y: GIZYX ∎ R5: GIZFX ∎ R6: GIZSX

2	Fund Performance
4	Liquidity Risk Management Program
5	Schedule of Investments
8	Financial Statements
11	Financial Highlights
12	Notes to Financial Statements
18	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED   |   MAY LOSE VALUE   |   NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 10/31/20 to 4/30/21, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	18.42%
Class C Shares	18.02
Class R Shares	18.29
Class Y Shares	18.56
Class R5 Shares	18.65
Class R6 Shares	18.57
MSCI World Index▼ (Broad Market Index)	29.10
Dow Jones Brookfield Global Infrastructure Index▼ (Style-Specific Index)	20.18
Lipper Global Infrastructure Funds Classification Average∎ (Peer Group)	19.81
Source(s): ▼RIMES Technologies Corp.; ∎Lipper Inc.

The MSCI World IndexSM is an unmanaged index considered representative of stocks of developed countries. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

    The Dow Jones Brookfield Global Infrastructure Index is designed to measure the stock performance of infrastructure companies domiciled globally and covers all sectors of the infrastructure market. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

    The Lipper Global Infrastructure Funds Classification Average represents an average of all the funds in the Lipper Global Infrastructure Funds classification.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

    Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2	Invesco Global Infrastructure Fund

Average Annual Total Returns
As of 4/30/21, including maximum applicable sales charges
Class A Shares

Inception (5/2/14)	4.36%
5 Years	6.75
1 Year	11.62
Class C Shares
Inception (5/2/14)	4.42%
5 Years	7.17
1 Year	16.25
Class R Shares
Inception (5/2/14)	4.94%
5 Years	7.71
1 Year	17.82
Class Y Shares
Inception (5/2/14)	5.47%
5 Years	8.24
1 Year	18.39
Class R5 Shares
Inception (5/2/14)	5.48%
5 Years	8.26
1 Year	18.48
Class R6 Shares
Inception (5/2/14)	5.47%
5 Years	8.25
1 Year	18.41

The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3	Invesco Global Infrastructure Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 22-24, 2021, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2020 through December 31, 2020 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the coronavirus pandemic on the Fund and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

4	Invesco Global Infrastructure Fund

Schedule of Investments

April 30, 2021

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–99.05%
Australia–3.55%
Sydney Airport(a)	409,969	$1,956,832
Transurban Group	167,991	1,835,439
		3,792,271
Belgium–0.73%
Elia Group S.A./N.V.	7,222	781,929
Brazil–0.73%
Cia de Saneamento Basico do Estado de Sao Paulo, ADR	99,573	782,644
Canada–13.64%
Canadian National Railway Co.	4,880	525,380
Enbridge, Inc.	153,978	5,939,143
Fortis, Inc.	13,937	621,703
Keyera Corp.	67,351	1,540,281
Pembina Pipeline Corp.	118,713	3,664,297
TC Energy Corp.	46,073	2,279,379
		14,570,183
China–5.97%
China Gas Holdings Ltd.	433,800	1,566,491
China Merchants Port Holdings Co. Ltd.	148,000	236,580
China Resources Gas Group Ltd.	60,000	325,092
China Tower Corp. Ltd., H Shares(b)	3,404,000	489,159
COSCO SHIPPING Ports Ltd.	556,000	467,082
ENN Energy Holdings Ltd.	42,300	720,165
Kunlun Energy Co. Ltd.	1,098,000	1,176,709
Shenzhen Expressway Co. Ltd., H Shares	550,000	570,235
Yuexiu Transport Infrastructure Ltd.	1,340,000	824,588
		6,376,101
France–7.21%
Eiffage S.A.(a)	26,432	2,894,710
Getlink SE(a)	25,205	400,809
Vinci S.A.	40,126	4,407,899
		7,703,418
Hong Kong–0.38%
China Water Affairs Group Ltd.	498,000	403,800
Italy–3.65%
Atlantia S.p.A.(a)	45,408	887,718
Enel S.p.A.	74,363	740,698
Snam S.p.A.	402,173	2,265,293
		3,893,709
Japan–0.69%
Japan Airport Terminal Co. Ltd.	7,700	345,591
Tokyo Gas Co. Ltd.	19,300	390,898
		736,489
Luxembourg–0.24%
SES S.A., FDR	33,808	256,176

	Shares	Value
Mexico–1.27%
Grupo Aeroportuario del Centro Norte S.A.B. de C.V., ADR(a)(c)	21,272	$1,057,856
Grupo Aeroportuario del Sureste S.A.B. de C.V., ADR(a)	1,776	302,098
		1,359,954
Spain–6.58%
Aena SME S.A.(a)(b)	9,913	1,724,084
Atlantica Sustainable Infrastructure PLC	24,499	944,437
Cellnex Telecom S.A.(b)	77,015	4,357,056
		7,025,577
Switzerland–0.29%
Flughafen Zurich AG(a)	1,707	306,858
United Kingdom–5.38%
National Grid PLC	216,330	2,727,073
Pennon Group PLC	53,183	759,398
Severn Trent PLC	44,937	1,537,004
United Utilities Group PLC	53,986	721,731
		5,745,206
United States–48.74%
American Tower Corp.	31,222	7,954,429
American Water Works Co., Inc.	5,829	909,266
Avangrid, Inc.	49,925	2,541,182
CenterPoint Energy, Inc.	147,309	3,607,597
Cheniere Energy, Inc.(a)	42,596	3,302,042
Crown Castle International Corp.	39,896	7,542,738
CSX Corp.	15,817	1,593,563
Dominion Energy, Inc.	6,751	539,405
Edison International	20,003	1,189,178
Essential Utilities, Inc.	7,646	360,356
Eversource Energy	11,609	1,000,928
Kinder Morgan, Inc.	88,488	1,508,720
National Fuel Gas Co.	28,713	1,425,888
NextEra Energy, Inc.	7,083	549,003
NiSource, Inc.	42,507	1,106,032
Norfolk Southern Corp.	6,448	1,800,539
ONE Gas, Inc.	3,570	287,278
ONEOK, Inc.	38,931	2,037,649
PG&E Corp.(a)	199,826	2,262,030
SBA Communications Corp., Class A	7,926	2,375,581
Sempra Energy	18,719	2,575,173
SJW Group	12,751	835,828
Targa Resources Corp.	56,630	1,964,495
Williams Cos., Inc. (The)	113,847	2,773,313
		52,042,213
Total Common Stocks & Other Equity Interests (Cost $87,904,940)		105,776,528
Money Market Funds–0.33%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e)	113,415	113,415
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(d)(e)	105,378	105,420

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Invesco Global Infrastructure Fund

	Shares	Value
Money Market Funds–(continued)
Invesco Treasury Portfolio, Institutional Class, 0.01%(d)(e)	129,618	$129,618
Total Money Market Funds (Cost $348,425)		348,453
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-99.38% (Cost $88,253,365)		106,124,981
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.25%
Invesco Private Government Fund, 0.01%(d)(e)(f)	107,744	107,744

	Shares	Value
Money Market Funds–(continued)
Invesco Private Prime Fund, 0.11%(d)(e)(f)	161,551	$161,616
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $269,360)		269,360
TOTAL INVESTMENTS IN SECURITIES–99.63% (Cost $88,522,725)		106,394,341
OTHER ASSETS LESS LIABILITIES–0.37%		390,644
NET ASSETS–100.00%		$106,784,985

Investment Abbreviations:

ADR – American Depositary Receipt

FDR – Fiduciary Depositary Receipt

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2021 was $6,570,299, which represented 6.15% of the Fund’s Net Assets.

(c)	All or a portion of this security was out on loan at April 30, 2021.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2021.

	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value April 30, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$256,583	$ 7,024,869	$ (7,168,037)	$ -	$ -	$113,415	$ 36
Invesco Liquid Assets Portfolio, Institutional Class	320,208	5,017,763	(5,232,597)	(13)	59	105,420	87
Invesco Treasury Portfolio, Institutional Class	293,238	8,028,421	(8,192,041)	-	-	129,618	17
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	137,924	(30,180)	-	-	107,744	1*
Invesco Private Prime Fund	-	205,076	(43,460)	-	-	161,616	12*
Total	$870,029	$20,414,053	$(20,666,315)	$(13)	$59	$617,813	$153

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of April 30, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1K.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                                    Invesco Global Infrastructure Fund

Portfolio Composition

By infrastructure sector, based on Net Assets

as of April 30, 2021

Midstream Services	23.42%
Towers	21.28
Gas Utilities	17.52
Electric Utilities	9.07
Diversified	6.84
Water Utilities	5.91
Airports	5.33
Rails	4.05
Tolls	3.86
Infrastructure Sectors each less than 2.0% of net assets	1.78
Money Market Funds Plus Other Assets Less Liabilities	0.94

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                                    Invesco Global Infrastructure Fund

Statement of Assets and Liabilities

April 30, 2021

(Unaudited)

Assets:

Investments in securities, at value (Cost $87,904,940)*	$105,776,528
Investments in affiliated money market funds, at value (Cost $617,785)	617,813
Foreign currencies, at value (Cost $161,563)	161,674
Receivable for:
Investments sold	848,685
Fund shares sold	53,582
Dividends	151,234
Investment for trustee deferred compensation and retirement plans	21,332
Other assets	69,412
Total assets	107,700,260

Liabilities:
Payable for:
Investments purchased	542,329
Fund shares reacquired	1,081
Amount due custodian	16,524
Collateral upon return of securities loaned	269,360
Accrued fees to affiliates	32,037
Accrued trustees’ and officers’ fees and benefits	490
Accrued other operating expenses	32,122
Trustee deferred compensation and retirement plans	21,332
Total liabilities	915,275
Net assets applicable to shares outstanding	$106,784,985

Net assets consist of:
Shares of beneficial interest	$99,574,923
Distributable earnings	7,210,062
$106,784,985

Net Assets:

Class A	$15,608,817
Class C	$2,527,479
Class R	$4,025,518
Class Y	$14,898,059
Class R5	$13,146
Class R6	$69,711,966

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	1,300,559
Class C	211,057
Class R	335,689
Class Y	1,241,110
Class R5	1,094
Class R6	5,802,413
Class A:
Net asset value per share	$12.00
Maximum offering price per share
(Net asset value of $12.00 ÷ 94.50%)	$12.70
Class C:
Net asset value and offering price per share	$11.98
Class R:
Net asset value and offering price per share	$11.99
Class Y:
Net asset value and offering price per share	$12.00
Class R5:
Net asset value and offering price per share	$12.02
Class R6:
Net asset value and offering price per share	$12.01

*	At April 30, 2021, a security with a value of $258,596 was on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                                    Invesco Global Infrastructure Fund

Statement of Operations

For the six months ended April 30, 2021

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $87,116)	$1,148,242
Dividends from affiliated money market funds	140
Total investment income	1,148,382

Expenses:
Advisory fees	398,041
Administrative services fees	6,643
Custodian fees	5,257
Distribution fees:
Class A	17,026
Class C	11,611
Class R	9,095
Transfer agent fees – A, C, R and Y	38,086
Transfer agent fees – R6	124
Trustees’ and officers’ fees and benefits	13,339
Registration and filing fees	40,223
Reports to shareholders	68,006
Professional services fees	28,907
Taxes	17,853
Other	15,979
Total expenses	670,190
Less: Fees waived, expenses reimbursed and/or expense offset arrangement(s)	(136,256)
Net expenses	533,934
Net investment income	614,448

Realized and unrealized gain (loss) from:
Net realized gain from:
Unaffiliated investment securities	983,565
Affiliated investment securities	59
Foreign currencies	18,029
1,001,653
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	14,093,661
Affiliated investment securities	(13)
Foreign currencies	1,204
14,094,852
Net realized and unrealized gain	15,096,505
Net increase in net assets resulting from operations	$15,710,953

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                                    Invesco Global Infrastructure Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2021 and the year ended October 31, 2020

(Unaudited)

	April 30, 2021	October 31, 2020
Operations:
Net investment income	$614,448	$1,248,330
Net realized gain (loss)	1,001,653	(6,917,771)
Change in net unrealized appreciation	14,094,852	3,692,208
Net increase (decrease) in net assets resulting from operations	15,710,953	(1,977,233)

Distributions to shareholders from distributable earnings:
Class A	(129,632)	(414,643)
Class C	(13,354)	(45,124)
Class R	(30,036)	(40,389)
Class Y	(138,994)	(473,196)
Class R5	(114)	(563)
Class R6	(646,073)	(609,687)
Total distributions from distributable earnings	(958,203)	(1,583,602)

Share transactions–net:
Class A	1,219,940	4,945,617
Class C	25,535	1,155,085
Class R	119,257	2,967,165
Class Y	890,331	2,417,693
Class R5	1,728	(372)
Class R6	12,167,646	47,947,662
Net increase in net assets resulting from share transactions	14,424,437	59,432,850
Net increase in net assets	29,177,187	55,872,015

Net assets:
Beginning of period	77,607,798	21,735,783
End of period	$106,784,985	$77,607,798
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                                  Invesco Global Infrastructure Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Return of capital	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover(c)
Class A
Six months ended 04/30/21	$10.23	$0.06		$1.82	$1.88	$(0.11)	$–	$–	$(0.11)	$12.00	18.42%	$15,609	1.32	%(d)	1.74	%(d)	1.10	%(d)	49%
Year ended 10/31/20	11.88	0.19		(1.38)	(1.19)	(0.20)	(0.26)	–	(0.46)	10.23	(10.28)	12,198	1.28		1.58		1.77		244
Year ended 10/31/19	10.01	0.19		1.85	2.04	(0.17)	–	–	(0.17)	11.88	20.55	8,918	1.28		2.35		1.77		106
Year ended 10/31/18	10.74	0.18		(0.45)	(0.27)	(0.19)	(0.25)	(0.02)	(0.46)	10.01	(2.65)	8,098	1.28		2.56		1.76		114
Year ended 10/31/17	9.62	0.25	(e)	1.06	1.31	(0.19)	–	–	(0.19)	10.74	13.74	8,899	1.29		2.87		2.40	(e)	99
Year ended 10/31/16	9.50	0.17		0.11	0.28	(0.16)	–	–	(0.16)	9.62	3.01	4,194	1.40		4.29		1.76		85
Class C
Six months ended 04/30/21	10.21	0.02		1.81	1.83	(0.06)	–	–	(0.06)	11.98	18.02	2,527	2.07	(d)	2.49	(d)	0.35	(d)	49
Year ended 10/31/20	11.85	0.11		(1.37)	(1.26)	(0.12)	(0.26)	–	(0.38)	10.21	(10.94)	2,130	2.03		2.33		1.02		244
Year ended 10/31/19	9.99	0.11		1.84	1.95	(0.09)	–	–	(0.09)	11.85	19.60	1,191	2.03		3.10		1.02		106
Year ended 10/31/18	10.72	0.10		(0.44)	(0.34)	(0.13)	(0.25)	(0.01)	(0.39)	9.99	(3.39)	1,579	2.03		3.31		1.01		114
Year ended 10/31/17	9.60	0.17	(e)	1.06	1.23	(0.11)	–	–	(0.11)	10.72	12.92	2,016	2.04		3.62		1.65	(e)	99
Year ended 10/31/16	9.48	0.10		0.11	0.21	(0.09)	–	–	(0.09)	9.60	2.24	428	2.15		5.04		1.01		85
Class R
Six months ended 04/30/21	10.22	0.05		1.81	1.86	(0.09)	–	–	(0.09)	11.99	18.29	4,026	1.57	(d)	1.99	(d)	0.85	(d)	49
Year ended 10/31/20	11.87	0.16		(1.37)	(1.21)	(0.18)	(0.26)	–	(0.44)	10.22	(10.53)	3,326	1.53		1.83		1.52		244
Year ended 10/31/19	10.01	0.17		1.84	2.01	(0.15)	–	–	(0.15)	11.87	20.15	495	1.53		2.60		1.52		106
Year ended 10/31/18	10.73	0.16		(0.44)	(0.28)	(0.18)	(0.25)	(0.01)	(0.44)	10.01	(2.80)	351	1.53		2.81		1.51		114
Year ended 10/31/17	9.61	0.22	(e)	1.06	1.28	(0.16)	–	–	(0.16)	10.73	13.47	296	1.54		3.12		2.15	(e)	99
Year ended 10/31/16	9.49	0.14		0.11	0.25	(0.13)	–	–	(0.13)	9.61	2.76	69	1.65		4.54		1.51		85
Class Y
Six months ended 04/30/21	10.23	0.08		1.81	1.89	(0.12)	–	–	(0.12)	12.00	18.56	14,898	1.07	(d)	1.49	(d)	1.35	(d)	49
Year ended 10/31/20	11.89	0.22		(1.39)	(1.17)	(0.23)	(0.26)	–	(0.49)	10.23	(10.11)	11,910	1.03		1.33		2.02		244
Year ended 10/31/19	10.02	0.22		1.85	2.07	(0.20)	–	–	(0.20)	11.89	20.82	11,108	1.03		2.10		2.02		106
Year ended 10/31/18	10.74	0.21		(0.44)	(0.23)	(0.22)	(0.25)	(0.02)	(0.49)	10.02	(2.31)	9,775	1.03		2.31		2.01		114
Year ended 10/31/17	9.62	0.27	(e)	1.06	1.33	(0.21)	–	–	(0.21)	10.74	14.02	10,685	1.04		2.62		2.65	(e)	99
Year ended 10/31/16	9.50	0.19		0.11	0.30	(0.18)	–	–	(0.18)	9.62	3.27	5,177	1.15		4.04		2.01		85
Class R5
Six months ended 04/30/21	10.24	0.08		1.82	1.90	(0.12)	–	–	(0.12)	12.02	18.65	13	1.07	(d)	1.26	(d)	1.35	(d)	49
Year ended 10/31/20	11.89	0.22		(1.39)	(1.17)	(0.22)	(0.26)	–	(0.48)	10.24	(10.11)	10	1.03		1.15		2.02		244
Year ended 10/31/19	10.02	0.22		1.85	2.07	(0.20)	–	–	(0.20)	11.89	20.82	12	1.03		2.00		2.02		106
Year ended 10/31/18	10.74	0.21		(0.44)	(0.23)	(0.22)	(0.25)	(0.02)	(0.49)	10.02	(2.31)	10	1.03		2.19		2.01		114
Year ended 10/31/17	9.62	0.27	(e)	1.06	1.33	(0.21)	–	–	(0.21)	10.74	14.02	11	1.04		2.54		2.65	(e)	99
Year ended 10/31/16	9.50	0.19		0.11	0.30	(0.18)	–	–	(0.18)	9.62	3.27	10	1.15		4.02		2.01		85
Class R6
Six months ended 04/30/21	10.24	0.08		1.81	1.89	(0.12)	–	–	(0.12)	12.01	18.57	69,712	1.04	(d)	1.26	(d)	1.38	(d)	49
Year ended 10/31/20	11.89	0.22		(1.39)	(1.17)	(0.22)	(0.26)	–	(0.48)	10.24	(10.10)	48,033	1.00		1.15		2.05		244
Year ended 10/31/19	10.02	0.22		1.85	2.07	(0.20)	–	–	(0.20)	11.89	20.82	12	1.03		2.00		2.02		106
Year ended 10/31/18	10.74	0.21		(0.44)	(0.23)	(0.22)	(0.25)	(0.02)	(0.49)	10.02	(2.31)	229	1.03		2.19		2.01		114
Year ended 10/31/17	9.62	0.27	(e)	1.06	1.33	(0.21)	–	–	(0.21)	10.74	14.02	194	1.04		2.54		2.65	(e)	99
Year ended 10/31/16	9.50	0.19		0.11	0.30	(0.18)	–	–	(0.18)	9.62	3.27	114	1.15		4.02		2.01		85

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)

Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ended October 31, 2020, the portfolio turnover calculation excludes the value of securities purchased of $109,495,771 and sold of $26,558,548 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco Oppenheimer Global Infrastructure Fund into the Fund.

(d)

Ratios are annualized and based on average daily net assets (000’s omitted) of $13,895, $2,341, $3,668, $13,139, $11 and $62,503 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

(e)

Net investment income per share and the ratio of net investment income to average net assets includes significant dividends received during the period. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividends are $0.20 and 1.88%, $0.12 and 1.13%, $0.17 and 1.63%, $0.22 and 2.13%, $0.22 and 2.13% and $0.22 and 2.13% for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                                  Invesco Global Infrastructure Fund

Notes to Financial Statements

April 30, 2021

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Global Infrastructure Fund (the “Fund”) is a series portfolio of AIM Investment Funds (Invesco Investment Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is total return through growth of capital and current income.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for ten years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the tenth anniversary after a purchase of Class C shares. Effective November 30, 2020, the automatic conversion pursuant to the Conversion Feature changed from ten years to eight years. The first conversion of Class C shares to Class A shares occurred at the end of December 2020 for all Class C shares that were held for more than eight years as of November 30, 2020.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from

12                                  Invesco Global Infrastructure Fund

settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions - Distributions from net investment income, if any, are declared and paid quarterly and are recorded on the ex-dividend date. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Master Limited Partnerships – The Fund invests in Master Limited Partnerships (“MLPs”). MLPs are publicly traded partnerships and limited liability companies taxed as partnerships under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The Fund invests in MLPs engaged in, among other things, the transportation, storage, processing, refining, marketing, exploration, production and mining of minerals and natural resources. The Fund is a partner in each MLP; accordingly, the Fund is required to take into account the Fund’s allocable share of income, gains, losses, deductions, expenses, and tax credits recognized by each MLP.

MLP’s	may be less liquid and subject to more abrupt or erratic price movements than conventional publicly traded securities.
F.

Return of Capital – Distributions received from the Fund’s investments in MLPs generally are comprised of income and return of capital. The Fund records investment income and return of capital based on estimates made at the time such distributions are received. The return of capital portion of the distribution is a reduction to investment income that results in an equivalent reduction in the cost basis of the associated investments and increases net realized gains (losses) and change in unrealized appreciation (depreciation). Such estimates are based on historical information available from each MLP and other industry sources. These estimates will subsequently be revised and may materially differ primarily based on information received from the MLPs after their tax reporting periods are concluded.

G.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

H.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

I.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

J.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

K.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the

13                                  Invesco Global Infrastructure Fund

collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
L.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

M.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

N.

COVID-19 Risk - The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations and supply chains, layoffs, lower consumer demand, and defaults, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally.

The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

O.

Other Risks – The Fund is non-diversified and may invest in securities of fewer issuers than if it were diversified. Thus, the value of the Fund’s shares may vary more widely and the Fund may be subject to greater market and credit risk than if the Fund invested more broadly.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $1 billion	0.840%

Next $1 billion	0.800%

Next $3 billion	0.780%

Over $5 billion	0.733%

For the six months ended April 30, 2021, the effective advisory fee rate incurred by the Fund was 0.84%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through May 31, 2021, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit the total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.28%, 2.03%, 1.53%, 1.03%, 1.03% and 1.00%, respectively, of the Fund’s average daily net assets (the “expense limits”). Effective June 1, 2021 through at least February 28, 2022, the Adviser has agreed to limit expenses for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.25%, 2.00%, 1.50%, 1.00%, 1.00% and 1.00% respectively, of the Fund’s average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause total annual fund operating expenses after fee waivers and/or expense reimbursement to exceed the numbers reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expenses on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate February 28, 2022. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. To the extent that the annualized expense ratio does not exceed the expense limits, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

Further, the Adviser has contractually agreed, through at least June 30, 2023, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

14                                  Invesco Global Infrastructure Fund

For the six months ended April 30, 2021, the Adviser waived advisory fees of $97,914 and reimbursed class level expenses of $16,015, $2,699, $4,228, $15,144, $0 and $124 of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2021, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2021, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2021, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2021, IDI advised the Fund that IDI retained $4,390 in front-end sales commissions from the sale of Class A shares and $1 and $26 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 -

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$–	$3,792,271	$–	$3,792,271
Belgium	–	781,929	–	781,929
Brazil	782,644	–	–	782,644
Canada	14,570,183	–	–	14,570,183
China	824,588	5,551,513	–	6,376,101
France	–	7,703,418	–	7,703,418
Hong Kong	–	403,800	–	403,800
Italy	–	3,893,709	–	3,893,709
Japan	–	736,489	–	736,489
Luxembourg	–	256,176	–	256,176
Mexico	1,359,954	–	–	1,359,954
Spain	944,437	6,081,140	–	7,025,577
Switzerland	–	306,858	–	306,858
United Kingdom	–	5,745,206	–	5,745,206
United States	52,042,213	–	–	52,042,213
Money Market Funds	348,453	269,360	–	617,813
Total Investments	$70,872,472	$35,521,869	$–	$106,394,341

15                                  Invesco Global Infrastructure Fund

NOTE 4–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2021, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $132.

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of October 31, 2020, as follows:

Capital Loss Carryforward*

Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$8,094,511	$105,608	$8,200,119

*

Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2021 was $58,009,513 and $43,625,352, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$15,008,169
Aggregate unrealized (depreciation) of investments	(493,447)
Net unrealized appreciation of investments	$14,514,722

Cost of investments for tax purposes is $91,879,619.

NOTE 9–Share Information

		Summary of Share Activity
	Six months ended April 30, 2021(a)		Year ended October 31, 2020
	Shares	Amount	Shares	Amount
Sold:
Class A	269,302	$3,019,894	345,800	$3,844,613
Class C	50,575	564,334	45,951	508,506
Class R	36,918	416,236	35,978	397,759
Class Y	209,000	2,365,018	576,913	6,139,269
Class R5	147	1,728	-	-
Class R6	1,262,895	13,940,355	904,739	9,862,383

16                                  Invesco Global Infrastructure Fund

		Summary of Share Activity
	Six months ended April 30, 2021(a)		Year ended October 31, 2020
	Shares	Amount	Shares	Amount
Issued as reinvestment of dividends:
Class A	10,613	$118,513	28,115	$310,338
Class C	1,148	12,777	3,720	41,763
Class R	2,693	30,036	3,663	39,943
Class Y	10,162	113,227	35,075	384,633
Class R6	57,766	645,951	56,840	609,205
Automatic conversion of Class C shares to Class A shares:
Class A	13,293	145,998	1,906	19,882
Class C	(13,318)	(145,998)	(1,910)	(19,882)
Issued in connection with acquisitions:(b)
Class A	-	-	1,471,848	15,406,180
Class C	-	-	106,043	1,108,073
Class R	-	-	302,950	3,168,253
Class Y	-	-	144,045	1,507,977
Class R5	-	-	829	8,687
Class R6	-	-	8,189,334	85,839,760
Reacquired:
Class A	(185,278)	(2,064,465)	(1,405,490)	(14,635,396)
Class C	(36,012)	(405,578)	(45,616)	(483,375)
Class R	(29,390)	(327,015)	(58,807)	(638,790)
Class Y	(142,217)	(1,587,914)	(526,317)	(5,614,186)
Class R5	-	-	(883)	(9,059)
Class R6	(209,057)	(2,418,660)	(4,461,105)	(48,363,686)
Net increase in share activity	1,309,240	$14,424,437	5,753,621	$59,432,850

(a)

There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 8% of the outstanding shares of the Fund. IDI has an agreement with this entity to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially.

In addition, 65% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

(b)

After the close of business on April 17, 2020, the Fund acquired all the net assets of Invesco Oppenheimer Global Infrastructure Fund (the “Target Fund”) pursuant to a plan of reorganization approved by the Board of Trustees of the Fund on February 14, 2020. The reorganization was executed in order to reduce overlap and increase efficiencies in the Adviser’s product line. The acquisition was accomplished by a tax-free exchange of 10,215,049 shares of the Fund for 11,052,718 shares outstanding of the Target Fund as of the close of business on April 17, 2020. Shares of the Target Fund were exchanged for the like class of shares of the Fund, based on the relative net asset value of the Target Fund to the net asset value of the Fund on the close of business, April 17, 2020. The Target Fund’s net assets as of the close of business on April 17, 2020 of $107,038,932, including $(3,148,121) of unrealized appreciation (depreciation), were combined with those of the Fund. The net assets of the Fund immediately before the acquisition were $22,613,908 and $129,652,840 immediately after the acquisition.

    The pro forma results of operations for the year ended October 31, 2020 assuming the reorganization had been completed on November 1, 2019, the beginning of the annual reporting period are as follows:

Net investment income	$2,184,681
Net realized/unrealized gains (losses)	(24,946,439)
Change in net assets resulting from operations	$(22,761,758)

    As the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Target Fund that has been included in the Fund’s Statement of Operations since April 18, 2020.

17                                  Invesco Global Infrastructure Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2020 through April 30, 2021.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value (11/01/20)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (04/30/21)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/21)	Expenses Paid During Period[2]
Class A	$1,000.00	$1,184.20	$7.15	$1,018.25	$6.61	1.32%
Class C	1,000.00	1,180.20	11.19	1,014.53	10.34	2.07
Class R	1,000.00	1,182.90	8.50	1,017.01	7.85	1.57
Class Y	1,000.00	1,185.60	5.80	1,019.49	5.36	1.07
Class R5	1,000.00	1,186.50	5.80	1,019.49	5.36	1.07
Class R6	1,000.00	1,185.70	5.64	1,019.64	5.21	1.04

[1]

The actual ending account value is based on the actual total return of the Fund for the period November 1, 2020 through April 30, 2021, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

18                                  Invesco Global Infrastructure Fund

(This page intentionally left blank)

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

∎ Daily confirmations

∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each fiscal year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-05426 and 033-19338	Invesco Distributors, Inc.	GBLI-SAR-1

Semiannual Report to Shareholders	April 30, 2021

Invesco Global Strategic Income Fund
Nasdaq:
A: OPSIX ∎ C: OSICX ∎ R: OSINX ∎ Y: OSIYX ∎ R5: GLSSX ∎ R6: OSIIX

2	Fund Performance
4	Liquidity Risk Management Program
5	Consolidated Schedule of Investments
36	Consolidated Financial Statements
39	Consolidated Financial Highlights
40	Notes to Consolidated Financial Statements
50	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 10/31/20 to 4/30/21, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	4.30%
Class C Shares	3.64
Class R Shares	4.17
Class Y Shares	4.43
Class R5 Shares	4.49
Class R6 Shares	4.51
Bloomberg Barclays U.S. Aggregate Bond Index▼	-1.52
Source(s): ▼RIMES Technologies Corp.
The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index considered representative of the US investment-grade, fixed-rate bond market.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

    Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2	Invesco Global Strategic Income Fund

Average Annual Total Returns
As of 4/30/21, including maximum applicable sales charges
Class A Shares
Inception (10/16/89)	6.35%
10 Years	2.28
5 Years	2.35
1 Year	11.46

Class C Shares
Inception (5/26/95)	5.36%
10 Years	2.11
5 Years	2.40
1 Year	14.11

Class R Shares
Inception (3/1/01)	4.88%
10 Years	2.41
5 Years	2.97
1 Year	15.95

Class Y Shares
Inception (1/26/98)	5.24%
10 Years	2.95
5 Years	3.42
1 Year	16.21

Class R5 Shares
10 Years	2.80%
5 Years	3.37
1 Year	16.71

Class R6 Shares
Inception (1/27/12)	3.49%
5 Years	3.63
1 Year	16.76

Effective May 24, 2019, Class A, Class C, Class R, Class Y and Class I shares of the Oppenheimer Global Strategic Income Fund, (the predecessor fund), were reorganized into Class A, Class C, Class R, Class Y and Class R6 shares, respectively, of the Invesco Oppenheimer Global Strategic Income Fund. Note: The Fund was subsequently renamed the Invesco Global Strategic Income Fund (the Fund). Returns shown above, for periods ending on or prior to May 24, 2019, for Class A, Class C, Class R, Class Y and Class R6 shares are those for Class A, Class C, Class R, Class Y and Class I shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

    Class R5 shares incepted on May 24, 2019. Performance shown on and prior to that date is that of the predecessor fund’s Class A shares and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 4.25% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3	Invesco Global Strategic Income Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 22-24, 2021, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2020 through December 31, 2020 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the coronavirus pandemic on the Fund and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

4	Invesco Global Strategic Income Fund

Consolidated Schedule of Investments

April 30, 2021

(Unaudited)

	Principal
	Amount	Value
U.S. Dollar Denominated Bonds & Notes–36.16%
Argentina–0.25%
Argentine Bonad Bonds, 0.10%, 11/30/2021	$10,869,375	$ 6,562,385

Australia–0.13%
Santos Finance Ltd., 3.65%, 04/29/2031(a)	3,318,000	3,315,791

Belgium–0.00%
Telenet Finance Luxembourg Notes S.a r.l., 5.50%, 03/01/2028(a)	125,000	132,688

Brazil–0.81%
B2W Digital Lux S.a.r.l., 4.38%, 12/20/2030(a)	2,320,000	2,292,160
Banco do Brasil S.A., 6.25%(a)(b)(c)	1,875,000	1,856,550
Brazilian Government International Bond,
3.88%, 06/12/2030	5,400,000	5,369,814
5.00%, 01/27/2045	1,850,000	1,829,659
BRF S.A., 4.88%, 01/24/2030(a)	1,850,000	1,902,133
CSN Inova Ventures, 6.75%, 01/28/2028(a)	2,240,000	2,437,378
Minerva Luxembourg S.A., 4.38%, 03/18/2031(a)	3,700,000	3,608,943
Natura Cosmeticos S.A., 4.13%, 05/03/2028(a)	1,694,000	1,721,527
		21,018,164

Canada–0.15%
Transcanada Trust, Series 16-A, 5.88%, 08/15/2076(b)	3,545,000	3,939,381

Chile–0.38%
AES Gener S.A., 6.35%, 10/07/2079(a)(b)	1,750,000	1,867,574
Antofagasta PLC, 2.38%, 10/14/2030(a)	1,850,000	1,811,529
Inversiones CMPC S.A., 3.00%, 04/06/2031(a)	2,411,000	2,393,882
Kenbourne Invest S.A., 4.70%, 01/22/2028(a)	3,650,000	3,751,433
		9,824,418

China–0.93%
CIFI Holdings Group Co. Ltd.,
6.45%, 11/07/2024(a)	2,150,000	2,287,073
6.00%, 07/16/2025(a)	1,850,000	1,956,375
Country Garden Holdings Co. Ltd., 5.40%, 05/27/2025(a)	4,810,000	5,158,879
Eagle Intermediate Global Holding B.V./Ruyi US Finance LLC, 7.50%, 05/01/2025(a)	492,000	448,950

	Principal
	Amount	Value
China–(continued)
Logan Group Co. Ltd.,
7.50%, 08/25/2022(a)	$1,695,000	$ 1,736,527
5.25%, 02/23/2023(a)	3,750,000	3,806,335
Prosus N.V., 4.03%, 08/03/2050(a)	3,700,000	3,460,348
Tencent Holdings Ltd., 3.84%, 04/22/2051(a)	5,217,000	5,330,915
		24,185,402

Colombia–0.21%
Colombia Government International Bond, 4.13%, 02/22/2042	5,475,000	5,373,713

Denmark–0.03%
Danske Bank A/S, 6.13%(a)(b)(c)	750,000	812,177

Dominican Republic–0.41%
Dominican Republic International Bond,
5.95%, 01/25/2027(a)	1,850,000	2,104,375
4.50%, 01/30/2030(a)	2,960,000	3,078,400
5.30%, 01/21/2041(a)	1,560,000	1,589,640
6.40%, 06/05/2049(a)	3,490,000	3,815,443
		10,587,858

Egypt–0.39%
Egypt Government International Bond,
8.50%, 01/31/2047(a)	3,700,000	3,828,856
8.70%, 03/01/2049(a)	2,564,000	2,679,501
7.50%, 02/16/2061(a)	3,842,000	3,576,422
		10,084,779

France–1.38%
Altice France S.A.,
8.13%, 02/01/2027(a)	1,226,000	1,345,535
5.13%, 07/15/2029(a)	766,000	767,915
BNP Paribas S.A.,
6.75%(a)(b)(c)	6,000,000	6,223,140
7.38%(a)(b)(c)	3,700,000	4,320,138
Credit Agricole S.A.,
8.13%(a)(b)(c)	1,172,000	1,423,535
7.88%(a)(b)(c)	6,250,000	7,078,125
Societe Generale S.A., 8.00%(a)(b)(c)	6,455,000	7,619,708
Total Capital International S.A., 3.13%, 05/29/2050	7,400,000	7,111,175
		35,889,271

Ghana–0.37%
Ghana Government International Bond,
7.88%, 03/26/2027(a)	5,550,000	5,800,710
7.75%, 04/07/2029(a)	3,650,000	3,739,881
		9,540,591

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

5	Invesco Global Strategic Income Fund

	Principal
	Amount	Value
Hong Kong–0.47%
AIA Group Ltd., 2.70%(a)(b)(c)	$2,555,000	$ 2,571,710
Melco Resorts Finance Ltd., 4.88%, 06/06/2025(a)	9,250,000	9,502,987
		12,074,697

India–0.76%
Azure Power Energy Ltd., 5.50%, 11/03/2022(a)	3,485,000	3,554,805
GMR Hyderabad International Airport Ltd., 5.38%, 04/10/2024(a)	3,475,000	3,570,322
Muthoot Finance Ltd., 4.40%, 09/02/2023(a)	3,700,000	3,745,695
Oil India International Pte. Ltd., 4.00%, 04/21/2027(a)	4,881,000	5,159,095
Power Finance Corp. Ltd., 3.95%, 04/23/2030(a)	1,800,000	1,822,473
UPL Corp. Ltd., 4.50%, 03/08/2028(a)	1,850,000	1,929,477
		19,781,867

Indonesia–1.02%
PT Cikarang Listrindo Tbk, 4.95%, 09/14/2026(a)	4,475,000	4,600,300
PT Indonesia Asahan Aluminium (Persero),
4.75%, 05/15/2025(a)	7,400,000	8,053,272
5.45%, 05/15/2030(a)	3,700,000	4,264,416
PT Pertamina (Persero), 5.63%, 05/20/2043(a)	1,850,000	2,139,851
PT Tower Bersama Infrastructure Tbk, 4.25%, 01/21/2025(a)	1,110,000	1,170,345
PT Perusahaan Perseroan (Persero) Perusahaan Listrik Negara,
4.13%, 05/15/2027(a)	3,700,000	3,975,243
3.00%, 06/30/2030(a)	2,200,000	2,175,250
		26,378,677

Ireland–0.57%
AerCap Global Aviation Trust, 6.50%, 06/15/2045(a)(b)	1,157,000	1,233,651
Coriolanus DAC, Series 116, 0.00%, 04/30/2025(a)(d)	1,509,014	1,498,195
Series 119, 0.00%, 04/30/2025(a)(d)	1,605,407	1,593,897
Series 120, 0.00%, 04/30/2025(a)(d)	2,009,566	1,995,157
Series 122, 0.00%, 04/30/2025(a)(d)	1,760,694	1,748,070
Series 124, 0.00%, 04/30/2025(a)(d)	1,414,129	1,403,990
Series 126, 0.00%, 04/30/2025(a)	1,779,765	1,767,004
Series 127, 0.00%, 04/30/2025(a)(d)	1,832,434	1,819,295
0.00%, 04/30/2025(a)(d)	1,617,927	1,606,326
		14,665,585

Japan–0.14%
Takeda Pharmaceutical Co. Ltd., 3.18%, 07/09/2050	3,700,000	3,526,477

	Principal
	Amount	Value

Kazakhstan–0.07%
Astana-Finance JSC, 0.00%, 12/22/2024(a)(d)(e)	$1,186,225	$ 0
KazMunayGas National Co. JSC, 3.50%, 04/14/2033(a)	1,850,000	1,919,616
		1,919,616

Kuwait–0.06%
Equate Petrochemical B.V., 2.63%, 04/28/2028(a)	1,467,000	1,473,418

Luxembourg–0.02%
Intelsat Jackson Holdings S.A., 8.50%, 10/15/2024(a)(f)	976,000	607,462

Macau–0.65%
MGM China Holdings Ltd.,
5.38%, 05/15/2024(a)	3,495,000	3,600,217
5.88%, 05/15/2026(a)	3,200,000	3,367,488
Sands China Ltd.,
3.80%, 01/08/2026	1,480,000	1,574,454
4.38%, 06/18/2030	1,850,000	1,978,112
Wynn Macau Ltd.,
4.88%, 10/01/2024(a)	5,987,000	6,097,131
5.50%, 10/01/2027(a)	164,000	172,282
		16,789,684

Malaysia–0.30%
Petronas Capital Ltd., 3.40%, 04/28/2061(a)	7,841,000	7,663,102

Mexico–1.82%
Alpek S.A.B. de C.V., 3.25%, 02/25/2031(a)	1,782,000	1,757,765
Banco Mercantil del Norte S.A., 8.38%(a)(b)(c)	1,850,000	2,200,945
Cemex S.A.B. de C.V.,
5.45%, 11/19/2029(a)	2,590,000	2,844,247
3.88%, 07/11/2031(a)	2,590,000	2,566,910
Mexico Remittances Funding Fiduciary Estate Management S.a.r.l., 4.88%, 01/15/2028(a)	11,125,000	10,485,312
Petroleos Mexicanos,
6.88%, 10/16/2025(a)	7,350,000	8,033,256
4.50%, 01/23/2026	5,469,000	5,510,017
6.50%, 03/13/2027	3,700,000	3,917,375
6.38%, 01/23/2045	3,700,000	3,196,689
6.35%, 02/12/2048	3,700,000	3,158,191
7.69%, 01/23/2050	3,650,000	3,519,513
		47,190,220

Netherlands–0.97%
ING Groep N.V.,
6.88%(a)(b)(c)	7,400,000	7,737,825
6.75%(a)(b)(c)	1,500,000	1,653,750
UPC Holding B.V., 5.50%, 01/15/2028(a)	8,610,000	8,959,781
VEON Holdings B.V., 3.38%, 11/25/2027(a)	6,745,000	6,802,130
		25,153,486

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

6	Invesco Global Strategic Income Fund

	Principal
	Amount	Value
Oman–0.42%
Oman Government International Bond,
4.75%, 06/15/2026(a)	$6,982,000	$ 7,265,644
6.75%, 01/17/2048(a)	3,700,000	3,700,925
		10,966,569

Peru–0.24%
Camposol S.A., 6.00%, 02/03/2027(a)	3,700,000	3,788,411
Nexa Resources S.A., 6.50%, 01/18/2028(a)	2,220,000	2,480,251
		6,268,662

Saudi Arabia–0.05%
ADES International Holding PLC, 8.63%, 04/24/2024(a)	1,300,000	1,341,015

South Africa–0.24%
Eskom Holdings SOC Ltd., 7.13%, 02/11/2025(a)	3,700,000	3,883,427
Sasol Financing USA LLC, 4.38%, 09/18/2026	2,403,000	2,462,234
		6,345,661

Sweden–0.15%
Svenska Handelsbanken AB, 4.38%(a)(b)(c)	3,600,000	3,773,268

Switzerland–1.31%
Argentum Netherlands B.V. for Swiss Re Ltd., 5.75%, 08/15/2050(a)(b)	4,440,000	5,000,736
Credit Suisse Group AG,
7.13%(a)(b)(c)	5,280,000	5,510,208
7.50%(a)(b)(c)	4,000,000	4,410,000
6.25%(a)(b)(c)	3,430,000	3,712,611
7.50%(a)(b)(c)	1,475,000	1,581,643
Oriflame Investment Holding PLC, 5.13%, 05/04/2026(a)	3,429,000	3,443,916
UBS Group AG,
7.00%(a)(b)(c)	1,850,000	2,042,058
7.00%(a)(b)(c)	7,195,000	8,314,722
		34,015,894

Tanzania–0.14%
HTA Group Ltd., 7.00%, 12/18/2025(a)	3,330,000	3,565,231

Thailand–0.09%
Krung Thai Bank PCL, 4.40%(a)(b)(c)	2,220,000	2,240,013

Ukraine–0.82%
Metinvest B.V.,
8.50%, 04/23/2026(a)	3,750,000	4,162,275
7.65%, 10/01/2027(a)	555,000	594,938
NAK Naftogaz Ukraine via Kondor Finance PLC, 7.63%, 11/08/2026(a)	1,800,000	1,804,246

	Principal
	Amount	Value
Ukraine–(continued)
Ukraine Government International Bond,
8.99%, 02/01/2024(a)	$2,850,000	$ 3,140,007
7.75%, 09/01/2024(a)	1,850,000	1,989,940
6.88%, 05/21/2029(a)	3,650,000	3,657,300
0.00%, 05/31/2040(a)	5,700,000	6,032,909
		21,381,615

United Arab Emirates–0.11%
Emirate of Dubai Government International Bond, 3.90%, 09/09/2050(a)	3,000,000	2,777,121

United Kingdom–1.15%
BP Capital Markets PLC, 4.88%(b)(c)	2,590,000	2,786,840
HSBC Holdings PLC, 6.38%(b)(c)	3,650,000	4,045,934
M&G PLC, 6.50%, 10/20/2048(a)(b)	1,825,000	2,154,310
Natwest Group PLC, 6.00%(b)(c)	1,460,000	1,618,702
Series U, 2.52% (3 mo. USD LIBOR + 2.32%)(c)(g)	3,700,000	3,684,275
Standard Chartered PLC,
4.30%, 02/19/2027(a)	6,480,000	7,075,193
7.50%(a)(b)(c)	4,625,000	4,837,773
Standard Life Aberdeen PLC, 4.25%, 06/30/2028(a)	1,825,000	1,942,253
TechnipFMC PLC, 6.50%, 02/01/2026(a)	1,519,000	1,622,082
		29,767,362

United States–19.03%
Acadia Healthcare Co., Inc., 5.00%, 04/15/2029(a)	1,327,000	1,375,568
AECOM, 5.13%, 03/15/2027	528,000	588,060
Aethon United BR L.P./Aethon United Finance Corp., 8.25%, 02/15/2026(a)	2,815,000	2,996,216
Akumin, Inc., 7.00%, 11/01/2025(a)	3,110,000	3,250,650
Alcoa Nederland Holding B.V., 6.13%, 05/15/2028(a)	6,930,000	7,532,044
Allison Transmission, Inc., 3.75%, 01/30/2031(a)	2,082,000	2,011,732
Ally Financial, Inc., 8.00%, 11/01/2031	783,000	1,102,228
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
5.50%, 04/20/2026(a)	1,460,000	1,534,825
5.75%, 04/20/2029(a)	519,000	556,757
Amsted Industries, Inc., 5.63%, 07/01/2027(a)	485,000	515,827
Applied Materials, Inc., 2.75%, 06/01/2050	3,700,000	3,532,757
Arconic Corp., 6.13%, 02/15/2028(a)	9,500,000	10,105,625
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 3.25%, 09/01/2028(a)	1,400,000	1,382,500

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

7	Invesco Global Strategic Income Fund

	Principal
	Amount	Value
United States–(continued)
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 5.25%, 04/30/2025(a)	$1,300,000	$ 1,366,228
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 8.25%, 12/31/2028(a)	183,000	196,796
Ashton Woods USA LLC/Ashton Woods Finance Co., 9.88%, 04/01/2027(a)	1,159,000	1,321,040
Bausch Health Cos., Inc.,
7.00%, 03/15/2024(a)	929,000	953,707
5.75%, 08/15/2027(a)	495,000	532,006
5.25%, 02/15/2031(a)	7,300,000	7,321,900
Becton, Dickinson and Co., 3.79%, 05/20/2050	7,400,000	7,883,042
Blue Racer Midstream LLC/ Blue Racer Finance Corp., 7.63%, 12/15/2025(a)	1,172,000	1,268,397
Boeing Co. (The),
2.75%, 02/01/2026	3,067,000	3,182,212
3.10%, 05/01/2026	9,044,000	9,514,401
Bonanza Creek Energy, Inc., 7.50%, 04/30/2026	34,421	34,593
Boxer Parent Co., Inc., 9.13%, 03/01/2026(a)	1,030,000	1,089,632
Brink’s Co. (The),
5.50%, 07/15/2025(a)	149,000	157,474
4.63%, 10/15/2027(a)	1,822,000	1,902,851
Bristow Group, Inc., 6.88%, 03/01/2028(a)	1,509,000	1,531,665
Broadcom, Inc., 3.75%, 02/15/2051(a)	3,155,000	3,053,635
Calpine Corp.,
5.25%, 06/01/2026(a)	495,000	509,174
3.75%, 03/01/2031(a)	1,532,000	1,466,400
Calumet Specialty Products Partners L.P./Calumet Finance Corp.,
7.63%, 01/15/2022	404,000	405,925
9.25%, 07/15/2024(a)	743,000	821,015
Camelot Finance S.A., 4.50%, 11/01/2026(a)	3,258,000	3,376,102
Cardtronics, Inc./Cardtronics USA, Inc., 5.50%, 05/01/2025(a)	1,956,000	2,014,680
Carnival Corp.,
11.50%, 04/01/2023(a)	15,085,000	17,354,538
10.50%, 02/01/2026(a)	915,000	1,079,654
Carriage Services, Inc., 4.25%, 05/15/2029(a)	1,388,000	1,382,795
CCO Holdings LLC/CCO Holdings Capital Corp.,
4.00%, 03/01/2023(a)	293,000	296,664
5.75%, 02/15/2026(a)	890,000	922,405
5.13%, 05/01/2027(a)	777,000	814,326
5.88%, 05/01/2027(a)	175,000	180,852
5.00%, 02/01/2028(a)	917,000	959,411
4.75%, 03/01/2030(a)	3,650,000	3,814,250
4.50%, 08/15/2030(a)	5,297,000	5,395,736
Celanese US Holdings LLC, 5.88%, 06/15/2021	3,441,000	3,462,347

	Principal
	Amount	Value
United States–(continued)
Centene Corp.,
5.38%, 06/01/2026(a)	$1,452,000	$ 1,514,509
5.38%, 08/15/2026(a)	1,210,000	1,270,802
4.63%, 12/15/2029	1,373,000	1,488,119
3.38%, 02/15/2030	1,000,000	1,005,005
2.50%, 03/01/2031	2,367,000	2,266,402
Charles Schwab Corp. (The), Series G, 5.38%(b)(c)	7,500,000	8,358,000
Choice Hotels International, Inc., 3.70%, 01/15/2031	11,100,000	11,775,490
Cinemark USA, Inc., 5.88%, 03/15/2026(a)	300,000	311,250
Citigroup, Inc., 3.88%(b)(c)	4,336,000	4,352,260
Clarios Global L.P., 6.75%, 05/15/2025(a)	345,000	370,985
Clarios Global L.P./Clarios US Finance Co., 8.50%, 05/15/2027(a)	282,000	304,913
Clearway Energy Operating LLC,
4.75%, 03/15/2028(a)	1,516,000	1,590,898
3.75%, 02/15/2031(a)	1,178,000	1,162,615
Cleaver-Brooks, Inc., 7.88%, 03/01/2023(a)	755,000	752,248
Cleveland-Cliffs, Inc., 9.88%, 10/17/2025(a)	674,000	791,950
CNX Resources Corp., 7.25%, 03/14/2027(a)	1,333,000	1,441,600
Commercial Metals Co., 3.88%, 02/15/2031	1,378,000	1,379,888
Cox Communications, Inc., 2.95%, 10/01/2050(a)	2,720,000	2,483,020
Crowdstrike Holdings, Inc., 3.00%, 02/15/2029	1,635,000	1,622,410
Crown Castle International Corp., 3.25%, 01/15/2051	3,700,000	3,501,045
CSC Holdings LLC,
5.88%, 09/15/2022	293,000	308,133
5.50%, 04/15/2027(a)	1,195,000	1,254,904
Dana Financing Luxembourg S.a.r.l., 6.50%, 06/01/2026(a)	559,000	581,290
Dana, Inc.,
5.38%, 11/15/2027	477,000	509,097
5.63%, 06/15/2028	749,000	807,984
DaVita, Inc.,
4.63%, 06/01/2030(a)	805,000	816,069
3.75%, 02/15/2031(a)	2,615,000	2,487,532
Dell International LLC/EMC Corp.,
7.13%, 06/15/2024(a)	1,226,000	1,260,910
6.20%, 07/15/2030(a)	7,400,000	9,313,219
Delta Air Lines, Inc.,
7.00%, 05/01/2025(a)	2,281,000	2,653,804
7.38%, 01/15/2026	8,550,000	10,049,469
Discovery Communications LLC, 3.63%, 05/15/2030	2,960,000	3,170,591
DISH DBS Corp., 7.75%, 07/01/2026	400,000	461,500
DISH Network Corp., Conv., 3.38%, 08/15/2026	300,000	316,500

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

8	Invesco Global Strategic Income Fund

	Principal
	Amount	Value
United States–(continued)
Diversified Healthcare Trust, 9.75%, 06/15/2025	$1,463,000	$ 1,640,389
4.38%, 03/01/2031	438,000	424,150
Dun & Bradstreet Corp. (The), 6.88%, 08/15/2026(a)	441,000	469,941
Embarq Corp., 8.00%, 06/01/2036	939,000	1,094,822
Encompass Health Corp., 4.75%, 02/01/2030	1,297,000	1,363,471
Energizer Holdings, Inc., 4.38%, 03/31/2029(a)	1,356,000	1,347,606
EnerSys, 5.00%, 04/30/2023(a)	820,000	860,488
EnPro Industries, Inc., 5.75%, 10/15/2026	1,157,000	1,227,646
Entercom Media Corp., 6.75%, 03/31/2029(a)	1,308,000	1,351,556
EPR Properties, 3.75%, 08/15/2029	5,110,000	4,974,526
EQM Midstream Partners L.P., 5.50%, 07/15/2028	1,682,000	1,788,723
Expedia Group, Inc., 2.95%, 03/15/2031(a)	3,113,000	3,100,545
Ford Motor Co.,
8.50%, 04/21/2023	2,709,000	3,037,466
9.00%, 04/22/2025	5,563,000	6,800,767
9.63%, 04/22/2030	244,000	342,516
4.75%, 01/15/2043	698,000	704,928
Ford Motor Credit Co. LLC,
5.13%, 06/16/2025	417,000	456,052
4.13%, 08/04/2025	7,500,000	7,912,500
3.38%, 11/13/2025	501,000	513,365
4.39%, 01/08/2026	698,000	746,420
5.11%, 05/03/2029	1,782,000	1,949,615
Freeport-McMoRan, Inc.,
4.63%, 08/01/2030	6,290,000	6,950,450
5.40%, 11/14/2034	2,161,000	2,604,697
5.45%, 03/15/2043	205,000	250,613
Gartner, Inc., 4.50%, 07/01/2028(a)	1,306,000	1,374,591
Genesis Energy L.P./Genesis Energy Finance Corp.,
6.50%, 10/01/2025	442,000	444,763
6.25%, 05/15/2026	861,000	844,749
8.00%, 01/15/2027	551,000	568,354
7.75%, 02/01/2028	308,000	311,483
Global Medical Response, Inc., 6.50%, 10/01/2025(a)	647,000	663,175
Group 1 Automotive, Inc., 4.00%, 08/15/2028(a)	1,248,000	1,248,000
Hadrian Merger Sub, Inc., 8.50%, 05/01/2026(a)	788,000	820,355
HCA, Inc.,
5.88%, 02/15/2026	231,000	265,650
5.38%, 09/01/2026	1,624,000	1,845,855
5.63%, 09/01/2028	924,000	1,078,770
4.13%, 06/15/2029	1,458,000	1,622,135
Hess Midstream Operations L.P., 5.63%, 02/15/2026(a)	1,433,000	1,488,529

	Principal
	Amount	Value
United States–(continued)
Hilcorp Energy I L.P./Hilcorp Finance Co.,
6.25%, 11/01/2028(a)	$850,000	$ 883,868
5.75%, 02/01/2029(a)	469,000	478,312
Holly Energy Partners L.P./Holly Energy Finance Corp., 5.00%, 02/01/2028(a)	1,413,000	1,461,572
Host Hotels & Resorts L.P., Series D, 3.75%, 10/15/2023	9,337,000	9,894,522
Intrado Corp., 5.38%, 07/15/2022(a)	975,000	928,687
IRB Holding Corp., 6.75%, 02/15/2026(a)	455,000	471,949
iStar, Inc., 4.75%, 10/01/2024	1,353,000	1,413,222
J.B. Poindexter & Co., Inc., 7.13%, 04/15/2026(a)	979,000	1,036,516
Jabil, Inc., 3.00%, 01/15/2031	3,700,000	3,769,456
Kenan Advantage Group, Inc. (The), 7.88%, 07/31/2023(a)	822,000	824,055
Kraft Heinz Foods Co. (The),
6.88%, 01/26/2039	1,000,000	1,374,774
5.00%, 06/04/2042	809,000	935,759
5.20%, 07/15/2045	9,490,000	11,250,460
4.38%, 06/01/2046	1,130,000	1,213,573
5.50%, 06/01/2050	1,800,000	2,240,845
L Brands, Inc.,
7.50%, 06/15/2029	470,000	545,877
6.88%, 11/01/2035	673,000	816,911
Lamar Media Corp., 4.88%, 01/15/2029	1,861,000	1,963,355
LCM Investments Holdings II LLC, 4.88%, 05/01/2029(a)	1,390,000	1,423,596
Lennar Corp.,
4.75%, 05/30/2025	760,000	856,220
5.00%, 06/15/2027	1,173,000	1,357,865
Level 3 Financing, Inc., 3.75%, 07/15/2029(a)	2,152,000	2,100,890
Macy’s, Inc., 8.38%, 06/15/2025(a)	4,908,000	5,424,174
Marriott International, Inc., Series FF, 4.63%, 06/15/2030	745,000	837,260
Series GG, 3.50%, 10/15/2032	10,360,000	10,829,510
Mattel, Inc., 5.88%, 12/15/2027(a)	5,627,000	6,193,217
MEDNAX, Inc., 6.25%, 01/15/2027(a)	1,315,000	1,395,544
Meredith Corp., 6.88%, 02/01/2026	696,000	715,140
MGM Growth Properties Operating Partnership L.P./MGP Finance Co-Issuer, Inc.,
5.63%, 05/01/2024	740,000	798,808
5.75%, 02/01/2027	228,000	254,649

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

9	Invesco Global Strategic Income Fund

	Principal
	Amount	Value
United States–(continued)
MGM Resorts International,
6.00%, 03/15/2023	$2,335,000	$ 2,502,268
5.75%, 06/15/2025	251,000	276,728
Midwest Gaming Borrower LLC, 4.88%, 05/01/2029(a)	1,637,000	1,638,539
Mohegan Gaming & Entertainment, 8.00%, 02/01/2026(a)	1,350,000	1,372,005
MPT Operating Partnership L.P./MPT Finance Corp., 4.63%, 08/01/2029	1,323,000	1,402,592
Murphy Oil Corp., 6.38%, 12/01/2042	545,000	512,300
Murray Energy Corp., 12.00%, 04/15/2024(a)(f)	5,744,632	29,298
Navient Corp.,
6.50%, 06/15/2022	470,000	493,500
6.13%, 03/25/2024	889,000	941,775
5.88%, 10/25/2024	651,000	686,229
6.75%, 06/25/2025	615,000	670,043
6.75%, 06/15/2026	346,000	374,113
5.00%, 03/15/2027	862,000	869,543
5.63%, 08/01/2033	1,107,000	1,037,951
NESCO Holdings II, Inc., 5.50%, 04/15/2029(a)	1,206,000	1,243,687
Netflix, Inc.,
5.88%, 11/15/2028	2,996,000	3,649,128
5.38%, 11/15/2029(a)	799,000	949,811
New Enterprise Stone & Lime Co., Inc., 6.25%, 03/15/2026(a)	713,000	735,727
9.75%, 07/15/2028(a)	606,000	678,720
New Fortress Energy, Inc., 6.50%, 09/30/2026(a)	2,312,000	2,362,344
NGL Energy Operating LLC/NGL Energy Finance Corp., 7.50%, 02/01/2026(a)	1,095,000	1,148,381
NGL Energy Partners L.P./NGL Energy Finance Corp.,
6.13%, 03/01/2025	774,000	689,971
7.50%, 04/15/2026	313,000	279,838
NMG Holding Co., Inc./Neiman Marcus Group LLC, 7.13%, 04/01/2026(a)	644,000	659,546
NMI Holdings, Inc., 7.38%, 06/01/2025(a)	872,000	1,004,060
Northern Oil and Gas, Inc., 8.13%, 03/01/2028(a)	2,157,000	2,219,650
Oasis Midstream Partners L.P./OMP Finance Corp., 8.00%, 04/01/2029(a)	1,308,000	1,340,321
Occidental Petroleum Corp.,
2.70%, 02/15/2023	213,000	213,994
6.95%, 07/01/2024	466,000	516,724
2.90%, 08/15/2024	2,700,000	2,696,625
8.50%, 07/15/2027	238,000	289,914
6.38%, 09/01/2028	568,000	636,893
6.13%, 01/01/2031	720,000	801,900
6.45%, 09/15/2036	79,000	89,864
6.20%, 03/15/2040	719,000	765,735
4.10%, 02/15/2047	545,000	454,432

	Principal
	Amount	Value
United States–(continued)
Omnicare, Inc., 4.75%12/01/2022	$5,295,000	$ 5,536,725
OneMain Finance Corp.,
6.88%, 03/15/2025	1,336,000	1,519,700
7.13%, 03/15/2026	1,673,000	1,957,410
5.38%, 11/15/2029	836,000	903,302
Ovintiv Exploration, Inc., 5.63%, 07/01/2024	823,000	918,520
Penske Automotive Group, Inc., 5.50%, 05/15/2026	489,000	505,504
PetSmart, Inc./PetSmart Finance Corp., 7.75%, 02/15/2029(a)	761,000	825,578
Plains All American Pipeline L.P./PAA Finance Corp.,
4.50%, 12/15/2026	900,000	997,537
3.80%, 09/15/2030	2,220,000	2,289,148
Prestige Brands, Inc., 3.75%, 04/01/2031(a)	1,630,000	1,566,780
PulteGroup, Inc.,
7.88%, 06/15/2032	450,000	636,660
6.38%, 05/15/2033	450,000	582,885
6.00%, 02/15/2035	450,000	574,920
QVC, Inc., 5.45%, 08/15/2034	1,366,000	1,407,711
Radian Group, Inc., 4.88%, 03/15/2027	900,000	955,129
Range Resources Corp., 8.25%, 01/15/2029(a)	1,242,000	1,348,980
Rayonier A.M. Products, Inc., 7.63%, 01/15/2026(a)	1,319,000	1,404,570
RHP Hotel Properties L.P./RHP Finance Corp., 4.75%, 10/15/2027	1,280,000	1,319,437
Rockies Express Pipeline LLC,
4.80%, 05/15/2030(a)	1,210,000	1,193,362
6.88%, 04/15/2040(a)	953,000	1,025,666
RR Donnelley & Sons Co., 8.25%, 07/01/2027	447,000	492,538
SBA Communications Corp., 3.88%, 02/15/2027	1,307,000	1,338,858
Schweitzer-Mauduit International, Inc., 6.88%, 10/01/2026(a)	4,310,000	4,573,169
Scientific Games International, Inc.,
8.63%, 07/01/2025(a)	381,000	417,182
8.25%, 03/15/2026(a)	1,475,000	1,591,156
Scripps Escrow II, Inc., 3.88%, 01/15/2029(a)	1,386,000	1,379,313
Seagate HDD Cayman, 4.13%, 01/15/2031(a)	2,960,000	3,001,425
SEG Holding LLC/SEG Finance Corp., 5.63%, 10/15/2028(a)	1,904,000	2,006,340
Sensata Technologies B.V.,
4.88%, 10/15/2023(a)	1,776,000	1,909,644
5.63%, 11/01/2024(a)	149,000	166,601
4.00%, 04/15/2029(a)	633,000	637,716
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc., 4.63%, 03/01/2029(a)	1,965,000	1,982,606

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

10	Invesco Global Strategic Income Fund

	Principal Amount	Value
United States–(continued)
SM Energy Co., 10.00%, 01/15/2025(a)	$1,500,000	$ 1,708,125
Southern Co. (The), Series B, 4.00%, 01/15/2051(b)	8,100,000	8,667,000
Southwestern Energy Co., 4.10%, 03/15/2022	945,000	955,409
Sprint Capital Corp., 8.75%, 03/15/2032	957,000	1,420,164
Sprint Corp.,
7.88%, 09/15/2023	1,260,000	1,437,975
7.63%, 02/15/2025	1,121,000	1,332,589
7.63%, 03/01/2026	1,183,000	1,452,132
SunCoke Energy Partners L.P./SunCoke Energy Partners Finance Corp., 7.50%, 06/15/2025(a)	2,562,000	2,673,178
Sunoco L.P./Sunoco Finance Corp.,
6.00%, 04/15/2027	230,000	242,144
5.88%, 03/15/2028	1,500,000	1,591,590
Sysco Corp., 3.30%, 02/15/2050	11,105,000	10,761,629
Talen Energy Supply LLC,
7.25%, 05/15/2027(a)	280,000	288,403
7.63%, 06/01/2028(a)	1,957,000	2,032,198
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.,
6.50%, 07/15/2027	228,000	248,518
5.00%, 01/15/2028	760,000	801,078
5.50%, 03/01/2030	243,000	263,380
4.88%, 02/01/2031(a)	231,000	241,770
Taylor Morrison Communities, Inc., 6.63%, 07/15/2027(a)	1,917,000	2,077,549
Teleflex, Inc., 4.88%, 06/01/2026	1,209,000	1,243,771
Terminix Co. LLC (The), 7.45%, 08/15/2027	1,200,000	1,408,272
Terraform Global Operating LLC, 6.13%, 03/01/2026(a)	696,000	715,878
Titan International, Inc., 6.50%, 11/30/2023	1,033,000	1,069,904
Trinseo Materials Operating S.C.A./Trinseo Materials Finance, Inc., 5.13%, 04/01/2029(a)	1,515,000	1,540,899
Uber Technologies, Inc., Conv., 0.00%, 12/15/2025(a)(d)	3,600,000	3,794,498
United Airlines, Inc., 4.38%, 04/15/2026(a)	1,364,000	1,417,155
Universal Health Services, Inc., 2.65%, 10/15/2030(a)	4,156,000	4,050,521
USA Compression Partners L.P./USA Compression Finance Corp., 6.88%, 09/01/2027	1,400,000	1,474,907
Valvoline, Inc., 3.63%, 06/15/2031(a)	1,233,000	1,206,799
Viatris, Inc., 3.85%, 06/22/2040(a)	2,220,000	2,265,462

		Principal Amount	Value
United States–(continued)
Vistra Operations Co. LLC,
5.50%, 09/01/2026(a)		$258,000	$ 266,870
5.63%, 02/15/2027(a)		460,000	478,975
5.00%, 07/31/2027(a)		969,000	1,005,124
WRKCo, Inc., 3.00%, 06/15/2033		5,180,000	5,356,002
Wynn Resorts Finance LLC/ Wynn Resorts Capital Corp., 5.13%, 10/01/2029(a)		1,298,000	1,343,385
XPO Logistics, Inc.,
6.13%, 09/01/2023(a)		991,000	1,005,989
6.75%, 08/15/2024(a)		458,000	479,183
			493,483,946

Zambia–0.12%
First Quantum Minerals Ltd., 6.88%, 10/15/2027(a)		2,880,000	3,164,400
Total U.S. Dollar Denominated Bonds & Notes (Cost $921,885,364)			937,581,666

Non-U.S. Dollar Denominated Bonds & Notes–29.78%(h)
Argentina–1.55%
Argentina Treasury Bond BONCER,
1.00%, 08/05/2021	ARS	1,918,753,423	31,844,975
1.40%, 03/25/2023	ARS	207,540,000	3,115,438
1.50%, 03/25/2024	ARS	151,530,000	2,136,739
4.00%, 04/27/2025	ARS	88,500,000	2,916,452
Argentine Bonos del Tesoro, 18.20%, 10/03/2021	ARS	25,715,000	255,551
			40,269,155

Austria–0.05%
Erste Group Bank AG, 6.50%(a)(b)(c)	EUR	1,000,000	1,357,490

Belgium–0.46%
KBC Group N.V., 4.75%(a)(b)(c)	EUR	1,800,000	2,324,137
Kingdom of Belgium Government Bond, Series 93, 0.65%, 06/22/2071(a)	EUR	9,695,000	9,530,895
			11,855,032

Brazil–1.41%
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 01/01/2025	BRL	173,250,000	34,535,572
Swiss Insured Brazil Power Finance S.a r.l., 9.85%, 07/16/2032(a)	BRL	9,909,375	1,937,802
			36,473,374

Chile–0.56%
Bonos de la Tesoreria de la Republica en pesos, 2.80%, 10/01/2033(a)	CLP	12,000,000,000	14,552,848

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

11	Invesco Global Strategic Income Fund

		Principal Amount	Value
Colombia–1.52%
Colombian TES,
Series B, 10.00%, 07/24/2024	COP	14,854,000,000	$ 4,617,058
Series B, 6.25%, 11/26/2025	COP	25,410,000,000	34,832,548
			39,449,606

Czech Republic–0.19%
CPI Property Group S.A., 4.88%(a)(b)(c)	EUR	3,800,000	4,812,107

Egypt–0.73%
Egypt Government Bond, 14.48%, 04/06/2026	EGP	200,000,000	12,803,173
Egypt Government International Bond, 4.75%, 04/16/2026(a)	EUR	4,800,000	6,009,017
			18,812,190

France–0.27%
Accor S.A., 2.63%(a)(b)(c)	EUR	1,800,000	2,096,639
Electricite de France S.A., 2.88%(a)(b)(c)	EUR	3,800,000	4,771,004
			6,867,643

Germany–0.17%
Commerzbank AG, 6.13%(a)(b)(c)	EUR	1,800,000	2,339,199
Volkswagen International Finance N.V., 4.63%(a)(b)(c)	EUR	1,480,000	2,021,028
			4,360,227

Greece–3.79%
Hellenic Republic Government Bond,
0.75%, 06/18/2031(a)	EUR	21,460,000	25,219,988
1.88%, 02/04/2035(a)	EUR	34,754,000	45,028,051
1.88%, 01/24/2052(a)	EUR	23,725,000	27,794,601
Series GDP, 1.00%, 10/15/2042	EUR	76,770,000	293,042
			98,335,682

India–3.17%
India Government Bond,
7.59%, 01/11/2026	INR	700,000,000	10,155,638
7.27%, 04/08/2026	INR	1,700,000,000	24,384,893
8.24%, 02/15/2027	INR	400,000,000	5,956,327
7.17%, 01/08/2028	INR	360,000,000	5,133,484
6.45%, 10/07/2029	INR	1,100,000,000	15,024,064
5.77%, 08/03/2030	INR	1,100,000,000	14,354,360
NTPC Ltd., 2.75%, 02/01/2027(a)	EUR	5,550,000	7,105,830
			82,114,596

Italy–1.54%
Intesa Sanpaolo S.p.A.,
6.25%(a)(b)(c)	EUR	1,800,000	2,350,699
5.50%(a)(b)(c)	EUR	3,700,000	4,850,595
5.88%(a)(b)(c)	EUR	1,800,000	2,353,793
Italy Buoni Poliennali Del Tesoro, 2.15%, 03/01/2072(a)	EUR	16,425,000	18,968,131

		Principal Amount	Value

Italy–(continued)
UniCredit S.p.A.,
6.63%(a)(b)(c)	EUR	3,600,000	$ 4,639,250
9.25%(a)(b)(c)	EUR	5,100,000	6,652,648
			39,815,116

Ivory Coast–0.93%
Ivory Coast Government International Bond,
5.25%, 03/22/2030(a)	EUR	4,395,000	5,567,632
4.88%, 01/30/2032(a)	EUR	7,940,000	9,604,903
6.88%, 10/17/2040(a)	EUR	6,950,000	9,057,592
			24,230,127

Luxembourg–0.09%
Matterhorn Telecom S.A., 4.00%, 11/15/2027(a)	EUR	1,850,000	2,274,590

Mexico–0.62%
J.P. Morgan S.A./Hipotecaria Su Casita S.A. de C.V., 6.47%, 08/26/2035(a)(e)	MXN	20,232,960	149,170
Mexican Bonos, 8.50%, 11/18/2038	MXN	120,000,000	6,434,956
Series M, 7.75%, 05/29/2031	MXN	154,350,000	8,093,524
Series M, 7.75%, 11/13/2042	MXN	30,000,000	1,476,095
			16,153,745

Netherlands–0.51%
Cooperatieve Rabobank U.A., 4.38%(a)(b)(c)	EUR	3,400,000	4,527,071
Maxeda DIY Holding B.V., 5.88%, 10/01/2026(a)	EUR	1,142,000	1,426,687
Stichting AK Rabobank Certificaten, 6.50%(a)(c)(i)	EUR	4,626,800	7,312,080
			13,265,838

Portugal–6.13%
Banco Comercial Portugues S.A., 4.50%, 12/07/2027(a)(b)	EUR	1,200,000	1,468,336
Caixa Geral de Depositos S.A., 10.75%(a)(b)(c)	EUR	11,400,000	14,894,104
Novo Banco S.A.,
3.50%, 02/19/2043(a)	EUR	1,510,000	1,623,146
3.50%, 03/18/2043(a)	EUR	1,130,000	1,213,844
Portugal Obrigacoes do Tesouro OT,
2.13%, 10/17/2028(a)	EUR	45,000,000	62,296,219
0.30%, 10/17/2031(a)	EUR	65,700,000	77,529,687
			159,025,336

Romania–0.14%
Romanian Government International Bond, 2.00%, 04/14/2033(a)	EUR	2,997,000	3,558,442

Russia–0.66%
Mos.ru, 5.00%, 08/22/2034	RUB	72,806,608	0

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

12	Invesco Global Strategic Income Fund

		Principal Amount	Value
Russia–(continued)
Russian Federal Bond - OFZ,
Series 6212, 7.05%, 01/19/2028	RUB	750,000,000	$ 10,161,686
Series 6225, 7.25%, 05/10/2034	RUB	520,000,000	7,026,214
			17,187,900

Slovenia–0.21%
Slovenia Government Bond, 0.69%, 03/03/2081(a)	EUR	5,550,000	5,388,900

South Africa–2.36%

Republic of South Africa Government Bond,
Series 2035, 8.88%, 02/28/2035	ZAR	333,000,000	19,766,128
Series 2037, 8.50%, 01/31/2037	ZAR	337,700,000	18,909,146
Series 2048, 8.75%, 02/28/2048	ZAR	130,000,000	7,142,404
Series R186, 10.50%, 12/21/2026	ZAR	196,025,000	15,448,162
			61,265,840

Spain–1.10%
Banco Bilbao Vizcaya Argentaria S.A., 6.00%(a)(b)(c)	EUR	1,800,000	2,459,773

Banco Santander S.A.,
4.38%(a)(b)(c)	EUR	3,000,000	3,745,930
6.25%(a)(b)(c)	EUR	11,100,000	13,566,031
Bankinter S.A., 8.63%(a)(b)(c)	EUR	3,255,000	3,920,496
Telefonica Europe B.V., 4.38%(a)(b)(c)	EUR	3,700,000	4,837,881
			28,530,111

Supranational–0.62%
African Development Bank, 0.00%, 01/17/2050(d)	ZAR	222,000,000	1,206,859
Corp. Andina de Fomento, 6.82%, 02/22/2031(a)	MXN	221,200,000	9,960,388
European Bank for Reconstruction and Development, 6.85%, 06/21/2021	IDR	20,200,000,000	1,395,502

International Finance Corp.,
02/15/2029(a)(d)	TRY	10,300,000	378,346
03/23/2038(d)	MXN	260,000,000	3,254,332
			16,195,427

Sweden–0.09%
Heimstaden Bostad AB, 3.38%(a)(b)(c)	EUR	1,850,000	2,321,958

Thailand–0.16%
Thailand Government Bond, 3.30%, 06/17/2038	THB	115,000,000	4,182,229

Ukraine–0.09%
Ukraine Government International Bond, 6.75%, 06/20/2026(a)	EUR	1,900,000	2,452,331

		Principal Amount	Value
United Kingdom–0.66%
Gatwick Airport Finance PLC, 4.38%, 04/07/2026(a)	GBP	5,925,000	$ 8,299,118

Gatwick Funding Ltd.,
3.13%, 09/28/2039(a)	GBP	475,000	669,130
3.25%, 02/26/2048(a)	GBP	1,825,000	2,597,603
HSBC Holdings PLC, 6.00%(a)(b)(c)	EUR	3,045,000	4,038,189
Iceland Bondco PLC, 4.63%, 03/15/2025(a)	GBP	1,069,000	1,459,461
			17,063,501
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $797,278,024)			772,171,341

Asset-Backed Securities–8.11%
American Credit Acceptance Receivables Trust, Series 2019-2, Class D, 3.41%, 06/12/2025(a)		$3,925,000	4,061,257
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, 0.65% (1 yr. U.S. Treasury Yield Curve Rate + 2.25%), 02/25/2036(g)		20,394	21,164
Benchmark Mortgage Trust, Series 2018-B1, Class XA, IO, 0.65%, 01/15/2051(j)		13,087,215	364,234
Capital Auto Receivables Asset Trust, Series 2017-1, Class D, 3.15%, 02/20/2025(a)		290,000	292,239
Capital Lease Funding Securitization L.P., Series 1997-CTL1, Class IO, 1.51%, 06/22/2024(a)(j)		15,114	126

CarMax Auto Owner Trust,
Series 2019-3, Class D, 2.85%, 01/15/2026		2,285,000	2,381,356
Series 2017-4, Class D, 3.30%, 05/15/2024		750,000	761,509
Series 2018-1, Class D, 3.37%, 07/15/2024		510,000	521,304

CCG Receivables Trust,
Series 2018-1, Class C, 3.42%, 06/16/2025(a)		175,000	175,516
Series 2019-1, Class B, 3.22%, 09/14/2026(a)		335,000	346,348
Series 2019-1, Class C, 3.57%, 09/14/2026(a)		80,000	82,731
Series 2018-1, Class B, 3.09%, 06/16/2025(a)		515,048	516,442
CD Mortgage Trust, Series 2017-CD6, Class XA, IO, 1.06%, 11/13/2050		5,237,856	205,543
Chase Funding Trust, Series 2003-2, Class 2A2, 0.67% (1 mo. USD LIBOR + 0.56%), 02/25/2033(g)		15,456	14,894

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

13	Invesco Global Strategic Income Fund

	Principal Amount	Value
CHL Mortgage Pass-Through Trust,
Series 2005-17, Class 1A8, 5.50%, 09/25/2035	$515,381	$ 519,756
Series 2005-JA, Class A7, 5.50%, 11/25/2035	607,096	601,321
Citigroup Commercial Mortgage Trust, Series 2017-C4, Class XA, IO, 1.23%, 10/12/2050(j)	14,762,455	732,751
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-2, Class 1A3, 2.84%, 05/25/2035(k)	690,190	710,519
Series 2006-AR1, Class 1A1, 2.48% (1 yr. U.S. Treasury Yield Curve Rate + 2.40%), 10/25/2035(g)	170,279	177,876
Series 2014-8, Class 1A2, 0.70% (1 mo. USD LIBOR + 0.58%), 07/20/2036(a)(g)	531,985	527,564
CNH Equipment Trust, Series 2017-C, Class B, 2.54%, 05/15/2025	495,000	501,731
COMM Mortgage Trust,
Series 2012-CR5, Class XA, IO, 1.65%, 12/10/2045(j)	6,546,847	130,248
Series 2014-UBS6, Class AM, 4.05%, 12/10/2047	4,690,000	5,105,052
Series 2014-CR21, Class AM, 3.99%, 12/10/2047	70,000	76,087
Credit Acceptance Auto Loan Trust,
Series 2019-1A, Class B, 3.75%, 04/17/2028(a)	200,000	207,406
Series 2019-1A, Class C, 3.94%, 06/15/2028(a)	1,240,000	1,287,154
Series 2018-1A, Class B, 3.60%, 04/15/2027(a)	365,198	365,673
Series 2018-1A, Class C, 3.77%, 06/15/2027(a)	2,535,000	2,548,875
CWHEQ Revolving Home Equity Loan Trust,
Series 2005-G, Class 2A, 0.34% (1 mo. USD LIBOR + 0.23%), 12/15/2035(g)	21,842	21,652
Series 2006-H, Class 2A1A, 0.26% (1 mo. USD LIBOR + 0.15%), 11/15/2036(g)	31,176	25,138
Dell Equipment Finance Trust,
Series 2019-1, Class C, 3.14%, 03/22/2024(a)	650,000	660,262
Series 2019-2, Class D, 2.48%, 04/22/2025(a)	2,980,000	3,022,516
Deutsche Mortgage Securities, Inc., Series 2013-RS1, Class 1A2, 0.56% (1 mo. USD LIBOR + 0.44%), 07/22/2036(a)(g)	203,610	204,009
DT Auto Owner Trust,
Series 2019-2A, Class D, 3.48%, 02/18/2025(a)	655,000	678,572
Series 2019-4A, Class D, 2.85%, 07/15/2025(a)	6,025,000	6,229,919

	Principal Amount	Value
Exeter Automobile Receivables Trust,
Series 2019-1A, Class D, 4.13%, 12/16/2024(a)	$5,000,000	$ 5,195,900
Series 2019-4A, Class D, 2.58%, 09/15/2025(a)	6,290,000	6,479,514
FREMF Mortgage Trust,
Series 2017-K62, Class B, 4.00%, 01/25/2050(a)(k)	840,000	917,945
Series 2016-K54, Class C, 4.19%, 04/25/2048(a)(k)	4,190,000	4,516,525
GSR Mortgage Loan Trust, Series 2005-AR, Class 6A1, 3.27%, 07/25/2035(k)	80,123	83,176
HomeBanc Mortgage Trust, Series 2005-3, Class A2, 0.73% (1 mo. USD LIBOR + 0.62%), 07/25/2035(g)	5,401	5,424
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class AS, 3.22%, 04/15/2046	425,000	442,182
JP Morgan Mortgage Trust, Series 2007-A1, Class 5A1, 2.58%, 07/25/2035(k)	77,653	79,541
JPMBB Commercial Mortgage Securities Trust, Series 2014-C24, Class B, 4.12%, 11/15/2047(k)	1,655,000	1,735,742
Lehman Structured Securities Corp., Series 2002-GE1, Class A, 0.00%, 07/26/2024(a)(k)	24,904	16,200
MASTR Asset Backed Securities Trust, Series 2006-WMC3, Class A3, 0.21% (1 mo. USD LIBOR + 0.10%), 08/25/2036(g)	3,353,323	1,566,667
Morgan Stanley BAML Trust,
Series 2013-C9, Class AS, 3.46%, 05/15/2046	1,565,000	1,632,004
Series 2014-C14, Class B, 5.03%, 02/15/2047(k)	680,000	738,193
Morgan Stanley Capital I Trust, Series 2017-HR2, Class XA, IO, 0.93%, 12/15/2050(j)	4,941,496	207,929
Morgan Stanley ReRemic Trust, Series 2012-R3, Class 1B, 6.00%, 11/26/2036(a)(k)	8,020,095	7,757,444
Navistar Financial Dealer Note Master Owner Trust II,
Series 2019-1, Class C, 1.06% (1 mo. USD LIBOR + 0.95%), 05/25/2024(a)(g)	605,000	605,108
Series 2019-1, Class D, 1.56% (1 mo. USD LIBOR + 1.45%), 05/25/2024(a)(g)	580,000	580,023
Prestige Auto Receivables Trust, Series 2019-1A, Class C, 2.70%, 10/15/2024(a)	3,250,000	3,313,046

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

14	Invesco Global Strategic Income Fund

		Principal Amount	Value
Residential Accredit Loans, Inc. Trust, Series 2006-QS13, Class 1A8, 6.00%, 09/25/2036		$36,648	$ 34,810
Residential Asset Securitization Trust, Series 2005-A6CB, Class A7, 6.00%, 06/25/2035		3,374,119	3,071,155
Santander Retail Auto Lease Trust,
Series 2019-B, Class C, 2.77%, 08/21/2023(a)		3,250,000	3,329,309
Series 2019-C, Class C, 2.39%, 11/20/2023(a)		5,490,000	5,619,462
UBS Commercial Mortgage Trust, Series 2017-C5, Class XA, IO, 1.14%, 11/15/2050(j)		9,586,738	433,443
Vendee Mortgage Trust,
Series 1995-2B, Class 2, IO, 0.79%, 06/15/2025(j)		105,136	1,135
Series 1992-2, Class IO, 0.00%, 09/15/2022(j)		383,507	7
Series 1995-3, Class 1, IO, 0.00%, 09/15/2025(j)		2,928,336	3
WaMu Mortgage Pass-Through Ctfs. Trust, Series 2003- AR10, Class A7, 2.57%, 10/25/2033(k)		47,108	47,661
Wells Fargo Commercial Mortgage Trust, Series 2017-C42, Class XA, IO, 1.03%, 12/15/2050(j)		6,480,401	315,046
WFRBS Commercial Mortgage Trust,
Series 2013-C14, Class AS, 3.49%, 06/15/2046		1,800,000	1,873,356
Series 2014-LC14, Class AS, 4.35%, 03/15/2047(k)		1,135,000	1,225,498
Series 2014-C20, Class AS, 4.18%, 05/15/2047		1,455,000	1,562,349
Alba PLC, Series 2007-1, Class F, 3.33% (3 mo. GBP LIBOR + 3.25%), 03/17/2039(a)(g)	GBP	1,179,671	1,560,745
Eurosail PLC,
Series 2006-2X, Class E1C, 3.33% (3 mo. GBP LIBOR + 3.25%), 12/15/2044(a)(g)	GBP	5,550,000	7,020,658
Series 2006-3X, Class D1C, 0.98% (3 mo. GBP LIBOR + 0.90%), 09/10/2044(a)(g)	GBP	4,000,000	4,611,269
Gemgarto PLC, Series 2018-1, Class E, 2.35% (3 mo. SONIA + 2.30%), 09/16/2065(a)(g)	GBP	6,523,475	8,823,111
Ludgate Funding PLC, Series 2007-1, Class MA, 0.33% (3 mo. GBP LIBOR + 0.24%), 01/01/2061(a)(g)	GBP	3,472,143	4,533,537

		Principal Amount	Value
Stratton Mortgage Funding PLC,
Series 2021-1, Class D, 2.15% (3 mo. SONIA + 2.10%), 09/25/2051(a)(g)	GBP	3,700,000	$ 5,128,202
Series 2021-1, Class E, 2.80% (3 mo. SONIA + 2.75%), 09/25/2051(a)(g)	GBP	2,220,000	3,069,465
Series 2021-2X, Class F, 3.30% (3 mo. SONIA + 3.25%), 07/20/2060(a)(g)	GBP	5,100,000	7,189,474
Prosil Acquisition S.A., Series 2019-1, Class A, 1.47% (3 mo. EURIBOR + 2.00%), 10/31/2039(a)(g)	EUR	6,464,071	7,033,693
Alhambra SME Funding DAC,
Series 2019-1, Class A, 2.00% (1 mo. EURIBOR + 2.00%), 11/30/2028(a)(g)	EUR	12,330,740	14,810,826
Series 2019-1, Class B, 2.50% (1 mo. EURIBOR + 2.50%), 11/30/2028(a)(g)	EUR	1,875,000	2,200,209
Series 2019-1, Class D, 8.69% (1 mo. EURIBOR + 9.25%), 11/30/2028(a)(g)	EUR	424,276	474,775
Lusitano Mortgages No. 5 PLC, 0.42% (3 mo. EURIBOR + 0.96%), 07/15/2059(a)(g)	EUR	2,507,601	2,374,686
Futura S.r.l., Series 2019-1, Class A, 2.47% (6 mo. EURIBOR + 3.00%), 07/31/2044(a)(g)	EUR	6,232,542	7,523,134
Taurus, Series 2018-IT1, Class A, 1.00% (3 mo. EURIBOR + 1.00%), 05/18/2030(g)	EUR	20,444,530	24,479,366
BBVA Consumer Auto, Series 2018-1, Class C, 2.30%, 07/20/2031(a)	EUR	15,000,000	18,275,613
IM Pastor 4, FTA, Series A, 0.00% (3 mo. EURIBOR + 0.14%), 03/22/2044(a)(g)	EUR	3,232,897	3,591,283
Total Asset-Backed Securities (Cost $203,843,114)			210,164,587

U.S. Government Sponsored Agency Mortgage-Backed Securities–4.34%
Fannie Mae Grantor Trust, IO,
0.64%, 11/25/2040(j)		$2,861,122	95,145
0.37%, 12/25/2041(j)		18,008,436	196,969
Fannie Mae Interest STRIPS, IO,
7.50%, 05/25/2023(l)		23,349	1,212
7.50%, 10/25/2023(l)		12,090	559
7.50%, 11/25/2023(l)		3,168	210
7.50%, 01/25/2024(l)		11,528	772
6.50%, 04/25/2029(l)		64,062	8,746
7.50%, 11/25/2029(l)		74,664	15,108
6.50%, 06/25/2031(l)		567,177	80,841
6.50%, 02/25/2032(l)		205,588	41,919
6.50%, 04/25/2032(l)		354,217	61,525
6.50%, 07/25/2032(l)		148,439	23,385
6.00%, 12/25/2032(l)		131,366	20,384
6.00%, 02/25/2033(l)		310,229	53,602
6.00%, 02/25/2033(l)		254,570	44,893

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

15	Invesco Global Strategic Income Fund

	Principal Amount	Value
6.00%, 03/25/2033(l)	$606,538	$ 100,003
6.00%, 03/25/2033(l)	359,482	61,179
5.50%, 11/25/2033(l)	739,418	127,584
5.50%, 01/25/2034(l)	217,312	35,860
5.50%, 04/25/2034(l)	172,122	29,717
5.50%, 04/25/2034(l)	90,798	15,555
5.50%, 02/25/2035(l)	58,177	9,809
5.50%, 06/25/2035(l)	118,709	18,841
6.00%, 08/25/2035(l)	8,403	1,633
Fannie Mae REMICs, IO,
5.50%, 06/25/2023(l)	11,502	437
6.59% (6.70% - (1.00 x 1 mo. USD LIBOR)), 02/25/2024(g)(l)	920	32
7.49% (7.60% - (1.00 x 1 mo. USD LIBOR)), 06/25/2026(g)(l)	110,811	14,420
7.79% (7.90% - (1.00 x 1 mo. USD LIBOR)), 11/18/2031(g)(l)	175,366	35,251
7.79% (7.90% - (1.00 x 1 mo. USD LIBOR)), 11/25/2031(g)(l)	3,460	707
7.79% (7.90% - (1.00 x 1 mo. USD LIBOR)), 12/18/2031(g)(l)	4,395	798
7.84% (7.95% - (1.00 x 1 mo. USD LIBOR)), 01/25/2032(g)(l)	43,356	8,402
7.89% (8.00% - (1.00 x 1 mo. USD LIBOR)), 03/18/2032(g)(l)	80,555	17,884
7.99% (8.10% - (1.00 x 1 mo. USD LIBOR)), 03/25/2032(g)(l)	67,827	14,633
6.89% (7.00% - (1.00 x 1 mo. USD LIBOR)), 04/25/2032(g)(l)	51,776	9,411
7.69% (7.80% - (1.00 x 1 mo. USD LIBOR)), 04/25/2032(g)(l)	39,671	8,115
7.99% (8.10% - (1.00 x 1 mo. USD LIBOR)), 04/25/2032(g)(l)	50,214	10,741
7.89% (8.00% - (1.00 x 1 mo. USD LIBOR)), 07/25/2032(g)(l)	59,403	12,843
7.89% (8.00% - (1.00 x 1 mo. USD LIBOR)), 07/25/2032(g)(l)	81,468	18,098
7.89% (8.00% - (1.00 x 1 mo. USD LIBOR)), 09/25/2032(g)(l)	37,819	7,949
7.99% (8.10% - (1.00 x 1 mo. USD LIBOR)), 12/18/2032(g)(l)	56,008	7,936
7.99% (8.10% - (1.00 x 1 mo. USD LIBOR)), 12/18/2032(g)(l)	88,210	18,280
8.09% (8.20% - (1.00 x 1 mo. USD LIBOR)), 01/25/2033(g)(l)	437,283	93,863
8.14% (8.25% - (1.00 x 1 mo. USD LIBOR)), 02/25/2033(g)(l)	94,701	21,707

	Principal Amount	Value
7.00%, 03/25/2033(l)	$365,349	$ 63,808
7.00%, 04/25/2033(l)	227,198	44,495
7.00%, 04/25/2033(l)	39,816	7,395
8.14% (8.25% - (1.00 x 1 mo. USD LIBOR)), 05/25/2033(g)(l)	192,827	45,881
7.44% (7.55% - (1.00 x 1 mo. USD LIBOR)), 10/25/2033(g)(l)	217,248	47,846
5.94% (6.05% - (1.00 x 1 mo. USD LIBOR)), 03/25/2035(g)(l)	144,692	23,526
6.64% (6.75% - (1.00 x 1 mo. USD LIBOR)), 03/25/2035(g)(l)	16,774	2,826
6.49% (6.60% - (1.00 x 1 mo. USD LIBOR)), 05/25/2035(g)(l)	460,031	71,995
6.59% (6.70% - (1.00 x 1 mo. USD LIBOR)), 05/25/2035(g)(l)	818,169	147,707
6.64% (6.75% - (1.00 x 1 mo. USD LIBOR)), 05/25/2035(g)(l)	335,607	46,261
7.12% (7.23% - (1.00 x 1 mo. USD LIBOR)), 09/25/2036(g)(l)	921,711	140,817
6.43% (6.54% - (1.00 x 1 mo. USD LIBOR)), 06/25/2037(g)(l)	1,224,516	225,766
5.94% (6.05% - (1.00 x 1 mo. USD LIBOR)), 07/25/2038(g)(l)	42,135	5,875
4.00%, 04/25/2041(l)	1,516,575	151,064
6.44% (6.55% - (1.00 x 1 mo. USD LIBOR)), 10/25/2041(g)(l)	226,003	44,164
6.04% (6.15% - (1.00 x 1 mo. USD LIBOR)), 12/25/2042(g)(l)	604,070	125,814
7.00%, 07/25/2026	14,760	16,223
4.00%, 08/25/2026	465	470
6.50%, 10/25/2028	113,726	129,265
6.50%, 04/25/2029	5,089	5,632
6.00%, 05/25/2031	57,821	65,691
6.00%, 01/25/2032	149,443	170,073
1.11% (1 mo. USD LIBOR + 1.00%), 04/25/2032(g)	81,259	83,169
1.11% (1 mo. USD LIBOR + 1.00%), 04/25/2032(g)	24,976	25,563
1.11% (1 mo. USD LIBOR + 1.00%), 09/25/2032(g)	21,495	22,006
0.62% (1 mo. USD LIBOR + 0.50%), 10/18/2032(g)	54,413	54,780
0.61% (1 mo. USD LIBOR + 0.50%), 12/25/2032(g)	94,835	94,252
1.11% (1 mo. USD LIBOR + 1.00%), 12/25/2032(g)	15,752	16,126
0.51% (1 mo. USD LIBOR + 0.40%), 11/25/2033(g)	53,562	53,860
24.18% (24.57% - (3.67 x 1 mo. USD LIBOR)), 03/25/2036(g)	191,223	298,374

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

16	Invesco Global Strategic Income Fund

	Principal Amount	Value
23.81% (24.20% - (3.67 x 1 mo. USD LIBOR)), 06/25/2036(g)	$218,199	$ 316,104
1.05% (1 mo. USD LIBOR + 0.94%), 06/25/2037(g)	95,600	96,320
4.00%, 03/25/2041	114,602	125,166
Federal Home Loan Mortgage Corp.,
7.00%, 08/01/2021	807	809
7.00%, 12/01/2021	650	653
7.00%, 01/01/2022	3,619	3,643
6.50%, 02/01/2022	1,952	1,993
6.50%, 09/01/2022	4,424	4,539
6.00%, 10/01/2022	3,392	3,813
8.50%, 08/01/2031	28,004	32,454
Federal National Mortgage Association,
7.00%, 09/01/2021	134	134
5.00%, 11/01/2021	117	123
5.00%, 12/01/2021	74	78
5.50%, 01/01/2022	600	604
5.50%, 02/01/2022	967	973
5.50%, 02/01/2022	82	82
5.50%, 02/01/2022	3,890	3,920
5.50%, 02/01/2022	217	218
5.50%, 04/01/2022	470	474
5.50%, 05/01/2022	715	719
5.50%, 05/01/2022	822	827
5.50%, 05/01/2022	2,315	2,351
7.00%, 06/01/2022	4,395	4,485
5.50%, 07/01/2022	1,323	1,334
5.50%, 07/01/2022	833	846
7.00%, 07/01/2022	2,549	2,606
5.50%, 08/01/2022	3,007	3,025
7.00%, 08/01/2022	7,487	7,665
8.50%, 07/01/2032	2,990	3,001
7.50%, 03/01/2033	24,646	28,857
7.00%, 12/01/2033	14,760	16,811
5.50%, 02/01/2035	34,534	40,104
Freddie Mac Multifamily Structured Pass-Through Ctfs.,
Series K734, Class X1, IO, 0.79%, 02/25/2026(j)	4,052,345	109,363
Series K735, Class X1, IO, 1.10%, 05/25/2026(j)	6,800,998	297,330
Series K093, Class X1, IO, 1.09%, 05/25/2029(j)	45,736,773	3,083,848
Freddie Mac REMICs,
1.50%, 07/15/2023	106,583	107,490
5.00%, 09/15/2023	74,089	76,908
6.75%, 02/15/2024	8,588	9,098
6.50%, 02/15/2028	3,028	3,407
6.50%, 03/15/2028	2,950	3,312
6.50%, 04/15/2028	2,738	3,143
0.56% (1 mo. USD LIBOR + 0.45%), 02/15/2029(g)	9,539	9,580
0.76% (1 mo. USD LIBOR + 0.65%), 07/15/2029(g)	15,476	15,623
6.50%, 01/15/2031	5,919	6,740
6.50%, 06/15/2031	49,385	57,271
6.50%, 10/15/2031	7,237	8,491
1.11% (1 mo. USD LIBOR + 1.00%), 02/15/2032(g)	75,971	77,747

	Principal Amount	Value
1.11% (1 mo. USD LIBOR + 1.00%), 02/15/2032(g)	$77,697	$ 79,513
1.11% (1 mo. USD LIBOR + 1.00%), 02/15/2032(g)	64,242	65,743
1.11% (1 mo. USD LIBOR + 1.00%), 03/15/2032(g)	77,181	77,797
3.50%, 05/15/2032	102,352	109,952
6.50%, 06/15/2032	29,536	34,585
0.61% (1 mo. USD LIBOR + 0.50%), 01/15/2033(g)	8,707	8,837
24.33% (24.75% - (3.67x 1 mo. USD LIBOR)), 08/15/2035(g)	154,911	244,096
4.00%, 06/15/2038	108,393	118,946
4.00%, 04/15/2040	80,038	81,291
3.00%, 05/15/2040	3,703	3,811
IO,
5.89% (6.00% - (1.00 x 1 mo. USD LIBOR)), 03/15/2024(g)(l)	282,597	19,176
7.00%, 03/15/2028(l)	7,705	1,105
7.00%, 04/15/2028(l)	44,773	6,716
8.59% (8.70% - (1.00 x 1 mo. USD LIBOR)), 07/17/2028(g)(l)	17,276	1,243
8.59% (8.70% - (1.00 x 1 mo. USD LIBOR)), 07/17/2028(g)(l)	39,881	3,711
7.99% (8.10% - (1.00 x 1 mo. USD LIBOR)), 06/15/2029(g)(l)	76,934	13,242
8.84% (8.95% - (1.00 x 1 mo. USD LIBOR)), 08/15/2029(g)(l)	38,402	6,188
6.94% (7.05% - (1.00 x 1 mo. USD LIBOR)), 10/15/2033(g)(l)	331,684	60,095
6.59% (6.70% - (1.00 x 1 mo. USD LIBOR)), 01/15/2035(g)(l)	598,027	95,692
6.64% (6.75% - (1.00 x 1 mo. USD LIBOR)), 02/15/2035(g)(l)	39,224	6,268
6.61% (6.72% - (1.00 x 1 mo. USD LIBOR)), 05/15/2035(g)(l)	735,904	129,010
6.61% (6.72% - (1.00 x 1 mo. USD LIBOR)), 05/15/2035(g)(l)	239,492	35,929
6.04% (6.15% - (1.00 x 1 mo. USD LIBOR)), 07/15/2035(g)(l)	758,392	96,610
6.89% (7.00% - (1.00 x 1 mo. USD LIBOR)), 12/15/2037(g)(l)	185,489	37,135
5.89% (6.00% - (1.00 x 1 mo. USD LIBOR)), 04/15/2038(g)(l)	63,689	10,221
5.96% (6.07% - (1.00 x 1 mo. USD LIBOR)), 05/15/2038(g)(l)	326,316	57,764
6.14% (6.25% - (1.00 x 1 mo. USD LIBOR)), 12/15/2039(g)(l)	151,688	25,969

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

17	Invesco Global Strategic Income Fund

	Principal Amount	Value
Freddie Mac STRIPS, IO,
7.00%, 04/01/2027(l)	$54,872	$ 7,045
7.00%, 04/01/2030(l)	51,282	9,093
6.50%, 06/01/2031(l)	44,587	8,084
6.50%, 02/01/2028(l)	22,422	3,072
7.00%, 09/01/2029(l)	148,406	25,376
7.50%, 12/15/2029(l)	69,710	12,747
6.00%, 12/15/2032(l)	129,245	20,050
Government National Mortgage Association, ARM, 2.25% (1 yr. U.S. Treasury Yield Curve Rate + 1.50%), 07/20/2027(g)	1,222	1,262
7.00%, 01/15/2028	8,359	9,231
7.00%, 01/15/2028	3,481	3,627
7.00%, 01/15/2028	4,314	4,370
7.00%, 01/15/2028	7,995	8,713
8.00%, 01/15/2028	7,773	7,806
7.00%, 02/15/2028	3,545	3,862
8.00%, 02/15/2028	1,359	1,365
8.00%, 02/15/2028	8,544	9,589
8.00%, 04/15/2028	4,083	4,102
8.00%, 05/15/2028	9,055	10,288
7.00%, 06/15/2028	383	384
7.00%, 06/15/2028	2,265	2,299
8.00%, 06/15/2028	41,733	47,013
7.00%, 07/15/2028	3,536	3,906
7.00%, 07/15/2028	599	601
7.00%, 07/15/2028	2,191	2,200
7.00%, 07/15/2028	539	598
7.00%, 07/15/2028	10,945	10,988
7.00%, 07/15/2028	3,292	3,306
7.00%, 07/15/2028	10,891	11,995
8.00%, 07/15/2028	14,147	14,208
7.00%, 08/15/2028	61,340	67,676
7.00%, 08/15/2028	3,008	3,059
7.00%, 08/15/2028	21,964	22,052
7.00%, 08/15/2028	19,805	19,882
8.00%, 09/15/2028	9,024	9,035
7.00%, 01/20/2030	25,019	29,218
IO,
6.43% (6.55% - (1.00 x 1 mo. USD LIBOR)), 04/16/2037(g)(l)	607,244	116,232
6.53% (6.65% - (1.00 x 1 mo. USD LIBOR)), 04/16/2041(g)(l)	1,061,495	168,275
TBA, 2.50%, 05/01/2051(m)	30,200,000	31,393,843
Uniform Mortgage-Backed Securities,
TBA, 2.00%, 05/01/2036(m)	28,350,000	29,285,772
2.50%, 05/01/2051(m)	40,000,000	41,500,000
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $112,591,251)		112,444,633

	Principal Amount	Value
Affiliated Issuers–2.80%
United States–2.80%
Invesco Senior Loan ETF(n) (Cost $73,099,936)	$3,280,299	$ 72,658,623

Variable Rate Senior Loan Interests–1.90%(o)(p)
Canada–0.05%
Four Seasons Hotels Ltd., First Lien Term Loan, 2.11% (1 mo USD LIBOR + 2.00%), 11/30/2023	1,361,445	1,360,118

Colombia–1.14%
Avianca Holdings S.A., Term Loan A-1, 12.11% (1 mo. USD LIBOR + 10.50%), 11/10/2021	16,252,414	16,376,907
Avianca Holdings S.A., Term Loan A-1 (1 mo. USD LIBOR + 10.50%), 11/10/2021(q)	144,017	145,120
Avianca Holdings S.A., Term Loan A-2, 11.09% (1 mo. USD LIBOR + 10.50%), 11/10/2021	13,000,000	13,099,580
		29,621,607

United States–0.71%
Boxer Parent Co., Inc., Term Loan B, 3.86% (1 mo. USD LIBOR + 3.75%), 10/02/2025	609,118	606,950
Claire’s Stores, Inc., Term Loan B, 6.61% (1 mo. USD LIBOR + 6.50%), 12/18/2026	188,602	181,247
Dun & Bradstreet Corp. (The), Term Loan, 3.36% (1 mo. USD LIBOR + 3.25%), 02/06/2026	1,032,590	1,028,072
Endo Luxembourg Finance Co. I S.a.r.l., Term Loan, 5.75% (1 mo. USD LIBOR + 5.00%), 03/10/2028	1,370,000	1,338,832
Flex Acquisition Co., Inc., Incremental Term Loan B, 3.45% (3 mo. USD LIBOR + 3.25%), 06/29/2025	1,364,134	1,345,896
Global Medical Response, Inc., Term Loan, 5.75% (1 mo. USD LIBOR + 4.75%), 10/02/2025	1,364,580	1,368,844
Graham Packaging Co., Inc., Term Loan, 3.75% (1 mo. USD LIBOR + 3.00%), 08/04/2027	1,375,000	1,373,364
IRB Holding Corp., First Lien Term Loan B, 4.25% (1 mo. USD LIBOR + 3.25%), 12/15/2027	2,238,000	2,235,907
PetSmart, Inc., First Lien Term Loan B, 4.50% (1 mo. USD LIBOR + 3.75%), 02/12/2028	1,879,000	1,886,751

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

18	Invesco Global Strategic Income Fund

	Principal Amount	Value
United States–(continued)
Radiology Partners, Inc., First Lien Term Loan B, 4.36% (1 mo. USD LIBOR + 4.25%), 07/09/2025	$1,370,000	$ 1,367,109
Schweitzer-Mauduit International, Inc. (SWM International), Term Loan B, 4.50% (1 mo. USD LIBOR + 3.75%), 01/27/2028(e)	1,376,667	1,368,063
Surgery Center Holdings, Inc., Term Loan, 4.25% (3 mo. USD LIBOR + 3.25%), 09/03/2024	1,364,465	1,361,477
United Natural Foods, Inc., Term Loan B, 3.61% (3 mo. USD LIBOR + 3.50%), 10/22/2025	1,589,302	1,590,375
Valeant Pharmaceuticals International, Inc., First Lien Incremental Term Loan, 2.86% (3 mo. USD LIBOR + 2.75%), 11/27/2025	1,329,429	1,327,355
		18,380,242
Total Variable Rate Senior Loan Interests (Cost $48,540,668)		49,361,967

Agency Credit Risk Transfer Notes–1.24%
United States–1.24%
Connecticut Avenue Securities Trust, Series 2018-R07, Class 1M2, 2.51% (1 mo. USD LIBOR + 2.40%), 04/25/2031(a)(g)	2,471,476	2,488,871
Fannie Mae Connecticut Avenue Securities,
Series 2017-C04, Class 2M2, 2.96% (1 mo. USD LIBOR + 2.85%), 11/25/2029(g)	2,560,030	2,622,982
Series 2017-C07, Class 1M2, 2.51% (1 mo. USD LIBOR + 2.40%), 05/25/2030(g)	1,071,875	1,081,223
Series 2018-C04, Class 2M2, 2.66% (1 mo. USD LIBOR + 2.55%), 12/25/2030(g)	1,632,982	1,668,166
Series 2018-C06, Class 2M2, 2.21% (1 mo. USD LIBOR + 2.10%), 03/25/2031(g)	4,590,842	4,648,871
Series 2019-R02, Class 1M2, 2.41% (1 mo. USD LIBOR + 2.30%), 08/25/2031(a)(g)	675,484	680,957
Series 2019-R03, Class 1M2, 2.26% (1 mo. USD LIBOR + 2.15%), 09/25/2031(a)(g)	1,411,996	1,423,771

	Principal Amount	Value
United States–(continued)
Freddie Mac,
Series 2016-DNA2, Class M3, STACR® , 4.76% (1 mo. USD LIBOR + 4.65%), 10/25/2028(g)	$1,691,595	$ 1,770,830
Series 2016-DNA3, Class M3, STACR® , 5.11% (1 mo. USD LIBOR + 5.00%), 12/25/2028(g)	5,636,446	5,978,204
Series 2017-DNA1, Class M2, STACR® , 3.36% (1 mo. USD LIBOR + 3.25%), 07/25/2029(g)	5,111,650	5,312,282
Series 2018-DNA1, Class M2, STACR® , 1.91% (1 mo. USD LIBOR + 1.80%), 07/25/2030(g)	2,661,277	2,663,528
Series 2019-HRP1, Class M2, STACR® , 1.51% (1 mo. USD LIBOR + 1.40%), 02/25/2049(a)(g)	1,700,686	1,702,075
Total Agency Credit Risk Transfer Notes (Cost $30,947,769)		32,041,760

	Shares

Preferred Stocks–1.18%
United States–1.18%
AT&T, Inc., 2.88%, Pfd.	9,000,000	10,881,392
AT&T, Inc., 2.88%, Series B, Pfd.(b)	2,100,000	2,538,991
Bank of New York Mellon Corp. (The), 4.70%, Series G, Pfd.(b)	3,700,000	4,088,500
Claire’s Holdings LLC, Series A, Pfd.	195	44,363
MetLife, Inc., 3.85%, Series G, Pfd.(b)	12,332,000	13,010,260
Total Preferred Stocks (Cost $28,920,472)		30,563,506

Common Stocks & Other Equity Interests–0.02%
Kazakhstan–0.00%
Astana-Finance JSC, GDR(a)(e)(r)	1,681,848	2

United States–0.02%
ACNR Holdings, Inc.	2,129	30,870
Bonanza Creek Energy, Inc.(r)	3,206	106,086
Claire’s Holdings LLC	614	144,290
Cxloyalty Group, Inc., Wts., expiring 04/10/2024(e)	2,297	0
McDermott International Ltd.(r)	38,319	17,244
McDermott International Ltd., Series A, Wts., expiring 06/30/2027(e)(r)	76,715	9,973
McDermott International Ltd., Series B, Wts., expiring 06/30/2027(e)(r)	85,239	11,081
McDermott International Ltd., Wts., expiring 12/31/2049(e)	55,393	24,927
Party City Holdco, Inc.(r)	10,188	71,317
Sabine Oil & Gas Holdings, Inc.(r)	2,510	31,375
Windstream Services LLC, Wts., expiring 09/20/2055(e)	399	6,085
		453,248
Total Common Stocks & Other Equity Interests (Cost $8,246,340)		453,250

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

19	Invesco Global Strategic Income Fund

	Shares	Value
Money Market Funds–12.12%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(n)(s)	110,030,474	$ 110,030,474
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(n)(s)	78,553,232	78,584,653
Invesco Treasury Portfolio, Institutional Class, 0.01%(n)(s)	125,749,113	125,749,113
Total Money Market Funds (Cost $314,365,350)		314,364,240

Shares	Value
Options Purchased–1.84% (Cost $67,673,576)(t)	$ 47,672,444
TOTAL INVESTMENTS IN SECURITIES–99.49% (Cost $2,607,391,864)	2,579,478,017
OTHER ASSETS LESS LIABILITIES–0.51%	13,226,642
NET ASSETS–100.00%	$2,592,704,659

Investment Abbreviations:

ARM	– Adjustable Rate Mortgage
ARS	– Argentina Peso
BRL	– Brazilian Real
CLP	– Chile Peso
Conv.	– Convertible
COP	– Colombia Peso
Ctfs.	– Certificates
DAC	– Designated Activity Co.
EGP	– Egypt Pound
ETF	– Exchange-Traded Fund
EUR	– Euro
EURIBOR	– Euro Interbank Offered Rate
GBP	– British Pound Sterling
GDR	– Global Depositary Receipt
IDR	– Indonesian Rupiah
INR	– Indian Rupee
IO	– Interest Only
LIBOR	– London Interbank Offered Rate
MXN	– Mexican Peso
Pfd.	– Preferred
REMICs	– Real Estate Mortgage Investment Conduits
RUB	– Russian Ruble
SONIA	– Sterling Overnight Index Average
STACR®	– Structured Agency Credit Risk
STRIPS	– Separately Traded Registered Interest and Principal Security
TBA	– To Be Announced
THB	– Thai Baht
TRY	– Turkish Lira
USD	– U.S. Dollar
Wts.	– Warrants
ZAR	– South African Rand

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

20	Invesco Global Strategic Income Fund

Notes to Consolidated Schedule of Investments:

(a)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2021 was $1,229,359,910, which represented 47.42% of the Fund’s Net Assets.

(b)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(c)	Perpetual bond with no specified maturity date.
(d)	Zero coupon bond issued at a discount.
(e)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(f)

Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at April 30, 2021 was $636,760, which represented less than 1% of the Fund’s Net Assets.

(g)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on April 30, 2021.
(h)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(i)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(j)

Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security. Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on April 30, 2021.

(k)

Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on April 30, 2021.

(l)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security.
(m)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions. See Note 1R.
(n)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2021.

				Change in
				Unrealized	Realized
	Value	Purchases	Proceeds	Appreciation	Gain	Value
	October 31, 2020	at Cost	from Sales	(Depreciation)	(Loss)	April 30, 2021	Dividend Income
Invesco Master Event-Linked Bond Fund	$ 7,986,838	$-	$(7,608,739)	$(1,694,822)	$1,316,723	$-	$ 72,745
Invesco Senior Loan ETF	-	73,099,936	-	(441,313)	-	72,658,623	441,226
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	24,182,945	441,284,312	(355,436,783)	-	-	110,030,474	9,030
Invesco Liquid Assets Portfolio, Institutional Class	17,264,568	315,203,078	(253,883,416)	789	(366)	78,584,653	8,493
Invesco Treasury Portfolio, Institutional Class	27,637,651	504,324,928	(406,213,466)	-	-	125,749,113	3,801
Total	$77,072,002	$1,333,912,254	$(1,023,142,404)	$(2,135,346)	$1,316,357	$387,022,863	$535,295

(o)

Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.

(p)

Variable rate senior loan interests are, at present, not readily marketable, not registered under the 1933 Act and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate (“LIBOR”), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(q)	All or a portion of this holding is subject to unfunded loan commitments. Interest rate will be determined at the time of funding. See Note 8.
(r)	Non-income producing security.
(s)	The rate shown is the 7-day SEC standardized yield as of April 30, 2021.
(t)	The table below details options purchased.

Open Exchange-Traded Index Options Purchased
	Type of	Expiration	Number of	Exercise	Notional
Description	Contract	Date	Contracts	Price	Value*	Value
Equity Risk
S&P 500 Index	Put	06/18/2021	252	USD 4,070.00	USD 102,564,000	$1,546,020

*	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

21	Invesco Global Strategic Income Fund

Open Over-The-Counter Foreign Currency Options Purchased(a)
	Type of		Expiration	Exercise		Notional
Description	Contract	Counterparty	Date	Price		Value		Value
Currency Risk
AUD versus USD	Call	Bank of America, N.A.	07/16/2021	USD	0.80	AUD	120,000,000	$407,669

EUR versus USD	Call	Bank of America, N.A.	06/11/2021	USD	1.21	EUR	51,000,000	199,334

EUR versus USD	Call	Bank of America, N.A.	11/02/2021	USD	1.30	EUR	5,750,000	302,987

EUR versus USD	Call	J.P. Morgan Chase Bank, N.A.	09/07/2021	USD	1.26	EUR	2,600,000	268,573

GBP versus USD	Call	Morgan Stanley & Co. International PLC	07/14/2021	USD	1.40	GBP	30,000,000	293,086

USD versus CHF	Call	Morgan Stanley & Co. International PLC	06/09/2021	CHF	0.97	USD	3,000,000	13,200

USD versus JPY	Call	Goldman Sachs International	04/06/2026	JPY	115.00	USD	43,000,000	794,769

USD versus JPY	Call	Goldman Sachs International	04/09/2026	JPY	115.00	USD	43,000,000	793,608

Subtotal – Foreign Currency Call Options Purchased								3,073,226

Currency Risk

EUR versus NOK	Put	J.P. Morgan Chase Bank, N.A.	08/26/2021	NOK	8.90	EUR	8,750,000	113,981

EUR versus NOK	Put	Morgan Stanley & Co. International PLC	10/05/2021	NOK	9.50	EUR	2,400,000	394,359

EUR versus PLN	Put	Morgan Stanley & Co. International PLC	10/28/2021	PLN	4.20	EUR	7,500,000	158,922

USD versus BRL	Put	Goldman Sachs International	07/12/2021	BRL	4.75	USD	3,750,000	108,488

USD versus BRL	Put	Goldman Sachs International	08/17/2021	BRL	3.85	USD	3,540,000	3,763

USD versus BRL	Put	Goldman Sachs International	12/16/2021	BRL	5.00	USD	2,700,000	601,268

USD versus BRL	Put	J.P. Morgan Chase Bank, N.A.	03/09/2022	BRL	4.75	USD	3,700,000	505,168

USD versus BRL	Put	J.P. Morgan Chase Bank, N.A.	03/30/2022	BRL	4.75	USD	3,700,000	518,189

USD versus BRL	Put	Morgan Stanley & Co. International PLC	03/08/2022	BRL	5.25	USD	4,250,000	1,533,192

USD versus CAD	Put	Bank of America, N.A.	07/14/2021	CAD	1.23	USD	4,500,000	2,212,367

USD versus CLP	Put	J.P. Morgan Chase Bank, N.A.	10/15/2021	CLP	670.00	USD	60,000,000	635,400

USD versus CLP	Put	Morgan Stanley & Co. International PLC	10/07/2021	CLP	670.00	USD	90,000,000	897,660

USD versus CNH	Put	J.P. Morgan Chase Bank, N.A.	07/15/2021	CNH	6.35	USD	1,875,000	187,039

USD versus CNH	Put	Standard Chartered Bank PLC	07/28/2021	CNH	6.40	USD	4,300,000	2,035,973

USD versus COP	Put	Morgan Stanley & Co. International PLC	09/22/2021	COP	3,450.00	USD	60,000,000	322,260

USD versus IDR	Put	Goldman Sachs International	05/10/2021	IDR	13,960.00	USD	36,500,000	438

USD versus IDR	Put	J.P. Morgan Chase Bank, N.A.	05/05/2021	IDR	14,020.00	USD	56,250,000	56

USD versus INR	Put	Goldman Sachs International	05/21/2021	INR	72.60	USD	60,000,000	22,620

USD versus INR	Put	Goldman Sachs International	06/11/2021	INR	71.00	USD	3,750,000	116,378

USD versus INR	Put	Goldman Sachs International	07/29/2021	INR	73.50	USD	75,000,000	301,425

USD versus INR	Put	Standard Chartered Bank PLC	08/03/2021	INR	73.00	USD	63,000,000	175,770

USD versus INR	Put	Standard Chartered Bank PLC	02/24/2022	INR	74.50	USD	74,000,000	677,618

USD versus KRW	Put	Goldman Sachs International	05/31/2021	KRW	1,083.00	USD	60,000,000	32,580

USD versus KRW	Put	Goldman Sachs International	07/20/2021	KRW	1,080.00	USD	60,000,000	149,580

USD versus MXN	Put	J.P. Morgan Chase Bank, N.A.	06/14/2021	MXN	20.50	USD	90,000,000	584,100

USD versus MXN	Put	J.P. Morgan Chase Bank, N.A.	01/06/2022	MXN	20.10	USD	75,000,000	1,776,000

USD versus NOK	Put	J.P. Morgan Chase Bank, N.A.	07/28/2021	NOK	8.02	USD	26,000,000	165,620

USD versus RUB	Put	Bank of America, N.A.	03/23/2022	RUB	72.00	USD	29,200,000	203,407

USD versus RUB	Put	Goldman Sachs International	11/29/2021	RUB	75.00	USD	72,000,000	1,948,752

USD versus RUB	Put	Goldman Sachs International	03/08/2022	RUB	74.60	USD	36,000,000	982,836

USD versus RUB	Put	J.P. Morgan Chase Bank, N.A.	06/02/2021	RUB	67.00	USD	9,000,000	19,341

USD versus RUB	Put	Morgan Stanley & Co. International PLC	10/27/2021	RUB	72.00	USD	60,000,000	316,260
USD versus SEK	Put	Morgan Stanley & Co. International PLC	07/16/2021	SEK	8.40	USD	45,000,000	525,240

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

22	Invesco Global Strategic Income Fund

Open Over-The-Counter Foreign Currency Options Purchased(a)–(continued)

	Type of		Expiration	Exercise		Notional
Description	Contract	Counterparty	Date	Price		Value		Value

USD versus SGD	Put	Goldman Sachs International	08/12/2021	SGD	1.32	USD	60,000,000	$ 229,440

USD versus ZAR	Put	Goldman Sachs International	06/11/2021	ZAR	14.65	USD	90,000,000	375,030

USD versus ZAR	Put	J.P. Morgan Chase Bank, N.A.	06/17/2021	ZAR	14.15	USD	45,000,000	125,775

Subtotal – Foreign Currency Put Options Purchased								18,956,295

Total Foreign Currency Options Purchased								$22,029,521

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $5,339,027.

Open Over-The-Counter Interest Rate Swaptions Purchased(a)

				Pay/
				Receive
	Type of		Exercise	Exercise	Floating Rate	Payment	Expiration		Notional
Description	Contract	Counterparty	Rate	Rate	Index	Frequency	Date		Value	Value

Interest Rate Risk
10 Year Interest Rate Swap	Call	Bank of America, N.A.	1.37%	Receive	3 Month USD LIBOR	Quarterly	07/23/2021	USD	365,000,000	$ 1,026,084

3 Year Interest Rate Swap	Call	J.P. Morgan Chase Bank, N.A.	0.80	Receive	3 Month USD LIBOR	Quarterly	04/28/2022	USD	360,000,000	1,863,306

30 Year Interest Rate Swap	Call	Bank of America, N.A.	1.38	Receive	3 Month USD LIBOR	Quarterly	01/14/2022	USD	74,000,000	789,126

30 Year Interest Rate Swap	Call	Goldman Sachs International	1.38	Receive	3 Month USD LIBOR	Quarterly	01/11/2022	USD	148,000,000	1,569,155

5 Year Interest Rate Swap	Call	Goldman Sachs International	1.20	Receive	3 Month USD LIBOR	Quarterly	03/28/2022	USD	438,000,000	4,450,649

5 Year Interest Rate Swap	Call	Morgan Stanley & Co. International PLC	1.12	Receive	3 Month USD LIBOR	Quarterly	06/30/2021	USD	260,975,000	2,128,885

5 Year Interest Rate Swap	Call	Morgan Stanley & Co. International PLC	0.98	Receive	3 Month USD LIBOR	Quarterly	07/15/2021	USD	270,100,000	1,105,055

5 Year Interest Rate Swap	Call	Morgan Stanley & Co. International PLC	1.04	Receive	3 Month USD LIBOR	Quarterly	07/30/2021	USD	259,200,000	1,552,380

Subtotal – Interest Rate Call Swaptions Purchased										14,484,640

Interest Rate Risk

30 Year Interest Rate Swap	Put	Goldman Sachs International	2.50	Pay	3 Month USD LIBOR	Quarterly	06/30/2022	USD	238,500,000	9,612,263

Total Interest Rate Swaptions Purchased										$24,096,903

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $5,339,027.

Open Exchange-Traded Index Options Written

								Unrealized
	Type of	Expiration	Number of	Exercise	Premiums	Notional		Appreciation
Description	Contract	Date	Contracts	Price	Received	Value*	Value	(Depreciation)

Equity Risk

S&P 500 Index	Put	06/18/2021	252	$3,875.00	$(785,475)	$97,650,000	$(786,240)	$(765)

*	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Over-The-Counter Credit Default Swaptions Written(a)

(Pay)/
				Receive			Implied				Unrealized
	Type of	Exercise	Reference	Fixed	Payment	Expiration	Credit	Premiums	Notional		Appreciation
Counterparty	Contract	Rate	Entity	Rate	Frequency	Date	Spread(b)	Received	Value	Value	(Depreciation)

Credit Risk

J.P. Morgan Chase Bank, N.A.	Call	2.38%	Markit iTraxx Europe Crossover Index, Series 35, Version 1	5.00%	Quarterly	06/16/2021	2.490%	$(197,716)	EUR 73,000,000	$ (222,368)	$(24,652)

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

23	Invesco Global Strategic Income Fund

Open Over-The-Counter Credit Default Swaptions Written(a)–(continued)

				(Pay)/
				Receive			Implied					Unrealized
	Type of	Exercise	Reference	Fixed	Payment	Expiration	Credit	Premiums		Notional		Appreciation
Counterparty	Contract	Rate	Entity	Rate	Frequency	Date	Spread(b)	Received		Value	Value	(Depreciation)

Credit Risk

Goldman Sachs International	Put	1.06	Markit CDX North America High Yield Index, Series 35, Version 1	(5.00)	Quarterly	05/19/2021	2.674%	$(1,405,250)	USD	182,500,000	$(99,001)	$1,306,249

Goldman Sachs International	Put	1.06	Markit CDX North America High Yield Index, Series 36, Version 1	(5.00)	Quarterly	06/16/2021	2.873	(350,400)	USD	73,000,000	(179,163)	171,237

Goldman Sachs International	Put	1.07	Markit CDX North America High Yield Index, Series 36, Version 1	(5.00)	Quarterly	07/21/2021	2.873	(719,415)	USD	98,550,000	(578,148)	141,267

J.P. Morgan Chase Bank, N.A.	Put	2.88	Markit iTraxx Europe Crossover Index, Series 35, Version 1	(5.00)	Quarterly	06/16/2021	2.490	(461,337)	EUR	73,000,000	(344,488)	116,849

Morgan Stanley & Co. International PLC	Put	1.07	Markit CDX North America High Yield Index, Series 36, Version 1	(5.00)	Quarterly	06/16/2021	2.873	(492,750)	USD	109,500,000	(305,693)	187,057

Morgan Stanley & Co. International PLC	Put	1.06	Markit CDX North America High Yield Index, Series 36, Version 1	(5.00)	Quarterly	05/19/2021	2.873	(219,000)	USD	73,000,000	(49,447)	169,553

Subtotal – Credit Default Put Swaptions Written								(3,648,152)			(1,555,940)	2,092,212

Total Credit Default Swaptions Written								$(3,845,868)			$(1,778,308)	$2,067,560

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $5,339,027.
(b)

Implied credit spreads represent the current level, as of April 30, 2021, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Open Over-The-Counter Foreign Currency Options Written(a)

										Unrealized
	Type of		Expiration		Exercise	Premiums		Notional		Appreciation
Description	Contract	Counterparty	Date		Price	Received		Value	Value	(Depreciation)

Currency Risk

GBP versus USD	Call	Morgan Stanley & Co. International PLC	07/14/2021	USD	1.44	$(105,233)	GBP	45,000,000	$(91,170)	$14,063

USD versus BRL	Call	Goldman Sachs International	12/16/2021	BRL	6.70	(453,681)	USD	2,700,000	(203,064)	250,617

USD versus BRL	Call	J.P. Morgan Chase Bank, N.A.	03/09/2022	BRL	7.00	(296,740)	USD	1,480,000	(104,472)	192,268

USD versus BRL	Call	Morgan Stanley & Co. International PLC	03/08/2022	BRL	6.75	(1,087,150)	USD	4,250,000	(408,803)	678,347

USD versus CLP	Call	J.P. Morgan Chase Bank, N.A.	05/20/2021	CLP	760.00	(343,200)	USD	60,000,000	(38,520)	304,680

USD versus CLP	Call	Morgan Stanley & Co. International PLC	07/14/2021	CLP	780.00	(1,134,840)	USD	60,000,000	(202,620)	932,220

USD versus CNH	Call	Standard Chartered Bank PLC	07/28/2021	CNH	6.64	(153,596)	USD	21,500,000	(63,575)	90,021

USD versus CNH	Call	Standard Chartered Bank PLC	11/08/2021	CNH	6.90	(1,710,000)	USD	90,000,000	(289,890)	1,420,110

USD versus COP	Call	Morgan Stanley & Co. International PLC	09/22/2021	COP	3,850.00	(1,125,600)	USD	60,000,000	(1,671,480)	(545,880)

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

24	Invesco Global Strategic Income Fund

Open Over-The-Counter Foreign Currency Options Written(a)–(continued)

										Unrealized
	Type of		Expiration		Exercise	Premiums		Notional		Appreciation
Description	Contract	Counterparty	Date		Price	Received		Value	Value	(Depreciation)

USD Versus IDR	Call	J.P. Morgan Chase Bank, N.A.	05/05/2021	IDR	15,120.00	$(596,250)	USD	56,250,000	$(56)	$596,194

USD versus INR	Call	Goldman Sachs International	06/11/2021	INR	83.00	(630,000)	USD	3,750,000	(6,889)	623,111

USD versus INR	Call	Goldman Sachs International	07/02/2021	INR	84.05	(373,125)	USD	3,750,000	(12,540)	360,585

USD versus INR	Call	Standard Chartered Bank PLC	08/03/2021	INR	76.50	(349,398)	USD	42,000,000	(293,748)	55,650

USD versus INR	Call	Standard Chartered Bank PLC	02/24/2022	INR	79.50	(887,334)	USD	74,000,000	(1,089,576)	(202,242)

USD versus KRW	Call	Goldman Sachs International	05/31/2021	KRW	1,165.00	(216,000)	USD	60,000,000	(29,340)	186,660

USD versus KRW	Call	Goldman Sachs International	07/20/2021	KRW	1,140.00	(489,000)	USD	60,000,000	(372,060)	116,940

USD versus MXN	Call	J.P. Morgan Chase Bank, N.A.	01/06/2022	MXN	23.09	(1,710,375)	USD	75,000,000	(1,172,400)	537,975

USD versus NOK	Call	J.P. Morgan Chase Bank, N.A.	07/28/2021	NOK	8.62	(362,960)	USD	52,000,000	(464,360)	(101,400)

USD versus NOK	Call	Morgan Stanley & Co. International PLC	09/08/2021	NOK	9.00	(571,200)	USD	30,000,000	(193,080)	378,120

USD versus NOK	Call	Morgan Stanley & Co. International PLC	10/05/2021	NOK	9.50	(274,800)	USD	30,000,000	(110,670)	164,130

USD versus RUB	Call	Goldman Sachs International	08/23/2021	RUB	85.00	(864,000)	USD	3,750,000	(391,069)	472,931

USD versus RUB	Call	Goldman Sachs International	11/29/2021	RUB	80.00	(2,340,720)	USD	72,000,000	(2,391,912)	(51,192)

USD versus RUB	Call	Goldman Sachs International	03/08/2022	RUB	87.20	(979,560)	USD	36,000,000	(940,176)	39,384

USD versus RUB	Call	J.P. Morgan Chase Bank, N.A.	06/02/2021	RUB	82.00	(1,116,720)	USD	72,000,000	(140,040)	976,680

USD versus SEK	Call	Morgan Stanley & Co. International PLC	07/16/2021	SEK	8.70	(396,000)	USD	60,000,000	(341,700)	54,300

USD versus SGD	Call	Goldman Sachs International	08/12/2021	SGD	1.36	(311,700)	USD	60,000,000	(171,000)	140,700

USD versus ZAR	Call	Goldman Sachs International	11/22/2021	ZAR	15.85	(1,487,612)	USD	54,750,000	(1,415,397)	72,215

USD versus ZAR	Call	J.P. Morgan Chase Bank, N.A.	06/22/2021	ZAR	15.85	(644,850)	USD	45,000,000	(197,415)	447,435

Subtotal – Foreign Currency Call Options Written						(21,011,644)			(12,807,022)	8,204,622

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

25	Invesco Global Strategic Income Fund

Open Over-The-Counter Foreign Currency Options Written(a)–(continued)

										Unrealized
	Type of		Expiration		Exercise	Premiums		Notional		Appreciation
Description	Contract	Counterparty	Date		Price	Received		Value	Value	(Depreciation)

Currency Risk

USD versus CHF	Put	Morgan Stanley & Co. International PLC	06/09/2021	CHF	0.90	$(117,510)	USD	30,000,000	$(89,760)	$ 27,750

USD versus COP	Put	Morgan Stanley & Co. International PLC	09/22/2021	COP	3,185.00	(231,000)	USD	60,000,000	(46,080)	184,920

USD versus IDR	Put	Goldman Sachs International	05/10/2021	IDR	13,575.00	(105,668)	USD	36,500,000	(37)	105,631

USD versus INR	Put	Goldman Sachs International	05/21/2021	INR	71.20	(82,800)	USD	60,000,000	(2,760)	80,040

USD versus INR	Put	Goldman Sachs International	07/29/2021	INR	71.50	(178,500)	USD	75,000,000	(53,475)	125,025

USD versus INR	Put	Standard Chartered Bank PLC	08/03/2021	INR	71.00	(133,749)	USD	63,000,000	(32,445)	101,304

USD versus INR	Put	Standard Chartered Bank PLC	02/24/2022	INR	71.00	(361,342)	USD	74,000,000	(136,604)	224,738

USD versus MXN	Put	J.P. Morgan Chase Bank, N.A.	01/06/2022	MXN	18.40	(673,800)	USD	75,000,000	(291,975)	381,825

USD versus RUB	Put	Goldman Sachs International	11/29/2021	RUB	70.00	(987,840)	USD	72,000,000	(533,592)	454,248

USD versus RUB	Put	Goldman Sachs International	03/08/2022	RUB	68.00	(345,600)	USD	36,000,000	(218,952)	126,648

USD versus SEK	Put	Morgan Stanley & Co. International PLC	07/16/2021	SEK	8.00	(117,480)	USD	60,000,000	(66,660)	50,820

USD versus SGD	Put	Goldman Sachs International	08/12/2021	SGD	1.28	(150,480)	USD	60,000,000	(38,460)	112,020

USD versus ZAR	Put	Goldman Sachs International	11/22/2021	ZAR	13.50	(523,246)	USD	54,750,000	(536,057)	(12,811)

USD versus ZAR	Put	J.P. Morgan Chase Bank, N.A.	06/22/2021	ZAR	13.70	(251,550)	USD	45,000,000	(114,525)	137,025

Subtotal – Foreign Currency Put Options Written						(4,260,565)			(2,161,382)	2,099,183

Total – Foreign Currency Options Written						$(25,272,209)			$(14,968,404)	$10,303,805

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $5,339,027.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

26	Invesco Global Strategic Income Fund

Open Over-The-Counter Interest Rate Swaptions Written(a)

Description	Type of Contract	Counterparty	Exercise Rate	Floating Rate Index	Pay/ Receive Exercise Rate	Payment Frequency	Expiration Date	Premiums Received	Notional Value		Value	Unrealized Appreciation (Depreciation)

Interest Rate Risk

5 Year Interest Rate Swap	Call	Goldman Sachs International	0.85%	3 Month USD LIBOR	Receive	Quarterly	03/28/2022	$(2,409,000)	USD	657,000,000	$(2,473,920)	$(64,920)

3 Year Interest Rate Swap	Call	J.P. Morgan Chase Bank, N.A.	0.60	3 Month USD LIBOR	Receive	Quarterly	04/28/2022	(1,256,400)	USD	540,000,000	(1,414,751)	(158,351)

30 Year Interest Rate Swap	Call	Morgan Stanley & Co. International PLC	1.97	3 Month USD LIBOR	Receive	Quarterly	07/15/2021	(2,095,100)	USD	59,130,000	(1,174,080)	921,020

30 Year Interest Rate Swap	Call	Morgan Stanley & Co. International PLC	2.07	3 Month USD LIBOR	Receive	Quarterly	07/30/2021	(1,985,400)	USD	58,320,000	(1,978,372)	7,028

30 Year Interest Rate Swap	Call	Morgan Stanley & Co. International PLC	2.20	3 Month USD LIBOR	Receive	Quarterly	06/30/2021	(2,226,500)	USD	59,130,000	(2,736,606)	(510,106)

Subtotal–Interest Rate Call Swaptions Written								(9,972,400)			(9,777,729)	194,671

Interest Rate Risk

10 Year Interest Rate Swap	Put	Bank of America, N.A.	1.87	3 Month USD LIBOR	Pay	Quarterly	07/23/2021	(2,277,600)	USD	365,000,000	(2,574,513)	(296,913)

Total Open Over-The-Counter Interest Rate Swaptions Written								$(12,250,000)			$(12,352,242)	$(102,242)

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $ 5,339,027.

Open Futures Contracts

Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)

Interest Rate Risk

U.S. Treasury 2 Year Notes	585	June-2021	$129,143,320	$(110,817)	$ (110,817)

U.S. Treasury 10 Year Notes	924	June-2021	121,996,875	26,940	26,940

Subtotal–Long Futures Contracts				(83,877)	(83,877)

Short Futures Contracts

Interest Rate Risk

Euro-Bobl	16	June-2021	(2,591,666)	4,974	4,974

Euro-Bund	1,735	June-2021	(354,603,534)	3,071,509	3,071,509

Long Gilt	37	June-2021	(6,523,788)	22,360	22,360

U.S. Treasury 5 Year Notes	379	June-2021	(46,972,313)	349,548	349,548

U.S. Treasury 10 Year Ultra Bonds	511	June-2021	(74,374,453)	1,374,794	1,374,794

U.S. Treasury Long Bonds	219	June-2021	(34,437,750)	251,071	251,071

U.S. Treasury Ultra Bonds	414	June-2021	(76,965,187)	(406,298)	(406,298)

Subtotal–Short Futures Contracts				4,667,958	4,667,958

Total Futures Contracts				$4,584,081	$4,584,081

Open Forward Foreign Currency Contracts

Settlement Date			Contract to			Unrealized Appreciation (Depreciation)
	Counterparty		Deliver		Receive

Currency Risk

05/28/2021	Bank of America, N.A.	USD	20,657,533	ZAR	341,500,000	$2,811,953

06/16/2021	Bank of America, N.A.	AUD	28,714,000	USD	22,215,160	90,983

06/16/2021	Bank of America, N.A.	GBP	29,880,534	USD	41,785,238	514,567

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

27	Invesco Global Strategic Income Fund

Open Forward Foreign Currency Contracts–(continued)

Settlement Date		Contract to				Unrealized Appreciation
	Counterparty		Deliver		Receive	(Depreciation)

06/16/2021	Bank of America, N.A.	JPY	888,105,738	USD	8,196,562	$67,854

06/16/2021	Bank of America, N.A.	USD	5,738,695	AUD	7,523,000	57,787

06/16/2021	Bank of America, N.A.	USD	5,338,011	CAD	6,698,190	111,940

06/16/2021	Bank of America, N.A.	USD	46,658,592	EUR	39,040,791	318,833

06/16/2021	Bank of America, N.A.	USD	6,043,610	GBP	4,399,000	32,241

06/16/2021	Bank of America, N.A.	USD	28,714,000	KRW	32,449,691,400	312,408

06/16/2021	Bank of America, N.A.	USD	4,125,000	MXN	86,109,375	105,715

06/16/2021	Bank of America, N.A.	USD	42,829,434	NOK	362,379,845	707,586

06/16/2021	Bank of America, N.A.	USD	13,981,525	RUB	1,071,600,000	194,856

06/16/2021	Bank of America, N.A.	USD	26,981,689	SEK	229,398,320	126,802

03/24/2022	Bank of America, N.A.	USD	440,000	RUB	35,275,900	7,070

05/04/2021	Barclays Bank PLC	BRL	7,319,557	USD	1,354,570	7,094

05/04/2021	Barclays Bank PLC	USD	1,280,930	BRL	7,319,557	66,545

06/16/2021	Citibank, N.A.	GBP	9,281,000	USD	12,974,467	155,650

06/16/2021	Citibank, N.A.	RUB	5,206,505,000	USD	69,861,123	983,370

06/16/2021	Citibank, N.A.	USD	10,150,235	EUR	8,485,000	59,686

06/16/2021	Citibank, N.A.	USD	12,447,199	MXN	260,493,738	351,346

05/10/2021	Goldman Sachs International	USD	24,500,000	MXN	536,530,400	1,968,589

05/13/2021	Goldman Sachs International	TWD	368,810,000	USD	13,285,663	73,553

05/13/2021	Goldman Sachs International	USD	13,000,000	TWD	368,810,000	212,110

05/17/2021	Goldman Sachs International	TWD	369,135,000	USD	13,302,162	73,710

05/17/2021	Goldman Sachs International	USD	13,000,000	TWD	369,135,000	228,452

05/25/2021	Goldman Sachs International	USD	28,393,000	INR	2,150,727,161	509,168

06/16/2021	Goldman Sachs International	EUR	16,512,000	USD	20,029,799	161,062

06/16/2021	Goldman Sachs International	KRW	21,055,726,200	USD	18,857,000	22,550

06/16/2021	Goldman Sachs International	USD	4,688,616	EUR	3,905,000	10,234

06/16/2021	Goldman Sachs International	USD	15,642,153	KRW	17,747,900,000	233,430

06/16/2021	Goldman Sachs International	USD	4,320,000	RUB	331,557,840	66,236

06/17/2021	Goldman Sachs International	USD	28,652,500	ZAR	420,658,814	178,141

09/03/2021	Goldman Sachs International	BRL	38,233,540	USD	7,185,000	226,814

11/12/2021	Goldman Sachs International	TRY	93,450,000	USD	10,500,000	319,835

05/04/2021	J.P. Morgan Chase Bank, N.A.	BRL	37,055,000	USD	6,857,465	35,916

05/04/2021	J.P. Morgan Chase Bank, N.A.	USD	41,117,324	BRL	224,295,000	173,717

05/07/2021	J.P. Morgan Chase Bank, N.A.	IDR	118,511,250,000	USD	8,250,000	45,569

06/16/2021	J.P. Morgan Chase Bank, N.A.	AUD	101,645,000	USD	79,111,320	793,705

06/16/2021	J.P. Morgan Chase Bank, N.A.	COP	164,236,300,000	USD	46,512,687	2,848,730

06/16/2021	J.P. Morgan Chase Bank, N.A.	GBP	30,730,000	USD	42,962,815	518,871

06/16/2021	J.P. Morgan Chase Bank, N.A.	IDR	1,497,398,250,000	USD	103,505,532	538,487

06/16/2021	J.P. Morgan Chase Bank, N.A.	INR	8,284,300,900	USD	111,939,858	973,640

06/16/2021	J.P. Morgan Chase Bank, N.A.	NOK	46,005,972	USD	5,570,000	42,753

06/16/2021	J.P. Morgan Chase Bank, N.A.	THB	115,000,000	USD	3,734,069	41,710

06/16/2021	J.P. Morgan Chase Bank, N.A.	USD	18,363,654	AUD	24,077,000	187,707

06/16/2021	J.P. Morgan Chase Bank, N.A.	USD	1,337,577	BRL	7,319,557	4,718

06/16/2021	J.P. Morgan Chase Bank, N.A.	USD	26,647,906	CAD	33,438,299	559,011

06/16/2021	J.P. Morgan Chase Bank, N.A.	USD	26,345,498	CNY	172,489,247	207,138

06/16/2021	J.P. Morgan Chase Bank, N.A.	USD	232,511,748	EUR	194,254,113	1,232,434

06/16/2021	J.P. Morgan Chase Bank, N.A.	USD	9,187,079	GBP	6,686,000	47,552

06/16/2021	J.P. Morgan Chase Bank, N.A.	USD	4,370,821	MXN	91,460,662	122,812

06/17/2021	J.P. Morgan Chase Bank, N.A.	USD	36,645,266	ZAR	545,473,500	739,784

08/30/2021	J.P. Morgan Chase Bank, N.A.	USD	42,144,165	EUR	36,225,000	1,513,844

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

28	Invesco Global Strategic Income Fund

Open Forward Foreign Currency Contracts–(continued)

Settlement Date		Contract to				Unrealized Appreciation (Depreciation)
	Counterparty		Deliver		Receive

08/30/2021	J.P. Morgan Chase Bank, N.A.	USD	40,072,873	NOK	382,538,562	$5,888,435

01/10/2022	J.P. Morgan Chase Bank, N.A.	MXN	421,076,475	USD	20,250,000	62,737

05/10/2021	Morgan Stanley & Co. International PLC	MXN	564,313,122	USD	28,023,354	184,163

05/11/2021	Morgan Stanley & Co. International PLC	USD	15,050,000	MXN	311,986,500	339,489

06/16/2021	Morgan Stanley & Co. International PLC	GBP	5,135,000	USD	7,181,874	89,468

06/16/2021	Morgan Stanley & Co. International PLC	RUB	1,595,691,900	USD	21,213,383	103,700

06/16/2021	Morgan Stanley & Co. International PLC	USD	81,090,987	CAD	101,614,089	1,586,847

06/16/2021	Morgan Stanley & Co. International PLC	USD	13,000,000	CLP	9,486,750,000	344,493

06/16/2021	Morgan Stanley & Co. International PLC	USD	2,100,000	MXN	43,980,300	60,834

06/16/2021	Morgan Stanley & Co. International PLC	USD	26,500,000	NOK	224,518,600	474,102

06/16/2021	Morgan Stanley & Co. International PLC	USD	39,843,416	RUB	3,062,973,616	677,191

06/16/2021	Morgan Stanley & Co. International PLC	USD	27,020,601	SEK	229,574,531	108,714

06/16/2021	Royal Bank of Canada	GBP	1,885,000	USD	2,619,803	16,262

06/16/2021	Royal Bank of Canada	JPY	93,526,076	USD	863,378	7,347

06/16/2021	Royal Bank of Canada	USD	127,397,154	EUR	107,007,824	1,364,373

06/16/2021	Royal Bank of Scotland PLC	USD	2,447,095	EUR	2,060,000	31,684

06/16/2021	Standard Chartered Bank PLC	USD	88,538,715	IDR	1,297,913,000,000	710,931

11/10/2021	Standard Chartered Bank PLC	USD	33,499,170	CNY	227,121,020	1,069,071

Subtotal–Appreciation						35,116,109

Currency Risk

05/19/2021	Bank of America, N.A.	INR	1,377,966,250	USD	18,250,000	(283,466)

05/28/2021	Bank of America, N.A.	ZAR	341,500,000	USD	20,000,000	(3,469,485)

06/16/2021	Bank of America, N.A.	EUR	57,571,320	USD	69,125,355	(149,681)

06/16/2021	Bank of America, N.A.	GBP	1,545,000	USD	2,117,268	(16,669)

06/16/2021	Bank of America, N.A.	MXN	65,929,568	USD	3,149,176	(90,067)

06/16/2021	Bank of America, N.A.	USD	5,857,182	AUD	7,523,000	(60,700)

06/16/2021	Bank of America, N.A.	USD	5,909,091	COP	21,390,909,420	(222,092)

06/16/2021	Bank of America, N.A.	USD	7,774,015	EUR	6,455,000	(6,773)

06/16/2021	Bank of America, N.A.	USD	4,765,964	GBP	3,420,000	(42,298)

06/17/2021	Bank of America, N.A.	ZAR	659,872,250	USD	44,000,000	(1,225,582)

08/30/2021	Bank of America, N.A.	EUR	36,421,200	USD	42,777,792	(1,116,675)

05/04/2021	Barclays Bank PLC	BRL	37,055,000	USD	6,484,666	(336,884)

05/04/2021	Barclays Bank PLC	USD	6,857,465	BRL	37,055,000	(35,916)

06/16/2021	Citibank, N.A.	EUR	109,850,000	USD	131,839,224	(342,267)

06/16/2021	Citibank, N.A.	MXN	2,100,000	USD	100,345	(2,832)

06/15/2021	Goldman Sachs International	INR	2,033,775,000	USD	25,875,000	(1,371,050)

06/16/2021	Goldman Sachs International	BRL	38,195,850	USD	6,959,505	(45,036)

06/16/2021	Goldman Sachs International	EUR	1,563,812	USD	1,877,622	(4,098)

06/16/2021	Goldman Sachs International	MXN	440,628,000	USD	21,057,385	(591,494)

06/16/2021	Goldman Sachs International	TRY	85,011,948	USD	9,774,297	(271,264)

06/16/2021	Goldman Sachs International	USD	5,015,970	EUR	4,135,000	(40,363)

06/16/2021	Goldman Sachs International	USD	1,410,729	TRY	11,154,634	(92,625)

08/19/2021	Goldman Sachs International	USD	10,900,000	BRL	55,120,210	(852,391)

08/24/2021	Goldman Sachs International	RUB	466,800,000	USD	6,000,000	(112,892)

11/12/2021	Goldman Sachs International	USD	11,208,408	TRY	93,450,000	(1,028,243)

05/04/2021	J.P. Morgan Chase Bank, N.A.	BRL	194,559,557	USD	33,881,490	(1,935,478)

05/04/2021	J.P. Morgan Chase Bank, N.A.	USD	1,354,570	BRL	7,319,557	(7,094)

05/07/2021	J.P. Morgan Chase Bank, N.A.	USD	8,218,533	IDR	118,511,250,000	(14,102)

05/19/2021	J.P. Morgan Chase Bank, N.A.	IDR	420,131,250,000	USD	26,250,000	(2,785,310)

06/03/2021	J.P. Morgan Chase Bank, N.A.	RUB	1,662,998,400	USD	20,160,000	(1,880,667)

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

29	Invesco Global Strategic Income Fund

Open Forward Foreign Currency Contracts–(continued)

Settlement Date		Contract to				Unrealized Appreciation (Depreciation)
	Counterparty		Deliver		Receive

06/16/2021	J.P. Morgan Chase Bank, N.A.	BRL	224,295,000	USD	40,987,711	$(144,599)

06/16/2021	J.P. Morgan Chase Bank, N.A.	CAD	67,528,566	USD	54,000,000	(944,305)

06/16/2021	J.P. Morgan Chase Bank, N.A.	EUR	558,942,123	USD	669,511,703	(3,058,193)

06/16/2021	J.P. Morgan Chase Bank, N.A.	GBP	4,870,000	USD	6,677,012	(49,379)

06/16/2021	J.P. Morgan Chase Bank, N.A.	MXN	473,837,000	USD	22,644,237	(636,261)

06/16/2021	J.P. Morgan Chase Bank, N.A.	NOK	29,050,000	USD	3,431,090	(59,033)

06/16/2021	J.P. Morgan Chase Bank, N.A.	SEK	233,246,644	USD	27,430,863	(132,393)

06/16/2021	J.P. Morgan Chase Bank, N.A.	TRY	266,844,335	USD	30,040,345	(1,491,705)

06/16/2021	J.P. Morgan Chase Bank, N.A.	USD	89,458,613	AUD	115,547,391	(429,188)

06/16/2021	J.P. Morgan Chase Bank, N.A.	USD	8,937,355	COP	31,557,800,000	(547,380)

06/16/2021	J.P. Morgan Chase Bank, N.A.	USD	76,144,736	EUR	62,840,000	(529,945)

06/16/2021	J.P. Morgan Chase Bank, N.A.	USD	29,699,997	GBP	21,244,937	(356,720)

06/16/2021	J.P. Morgan Chase Bank, N.A.	USD	67,673,931	IDR	978,835,737,500	(365,302)

06/16/2021	J.P. Morgan Chase Bank, N.A.	USD	87,364,943	INR	6,450,940,000	(956,153)

06/16/2021	J.P. Morgan Chase Bank, N.A.	USD	1,403,147	JPY	152,043,575	(11,513)

06/16/2021	J.P. Morgan Chase Bank, N.A.	USD	43,280,168	TRY	342,714,007	(2,782,866)

06/17/2021	J.P. Morgan Chase Bank, N.A.	ZAR	1,255,575,000	USD	82,916,738	(3,136,449)

08/30/2021	J.P. Morgan Chase Bank, N.A.	NOK	378,550,000	USD	42,143,994	(3,338,095)

01/10/2022	J.P. Morgan Chase Bank, N.A.	USD	13,500,000	MXN	280,724,400	(41,501)

06/16/2021	Morgan Stanley & Co. International PLC	CAD	32,784,700	USD	26,000,000	(675,120)

06/16/2021	Morgan Stanley & Co. International PLC	CLP	18,920,300,000	USD	26,311,083	(303,068)

06/16/2021	Morgan Stanley & Co. International PLC	EUR	1,086,484	USD	1,304,631	(2,725)

06/16/2021	Morgan Stanley & Co. International PLC	GBP	5,786,000	USD	7,980,051	(11,509)

06/16/2021	Morgan Stanley & Co. International PLC	MXN	1,114,836,154	USD	53,116,907	(1,657,078)

06/16/2021	Morgan Stanley & Co. International PLC	RUB	1,000,451,400	USD	13,000,000	(235,144)

06/16/2021	Morgan Stanley & Co. International PLC	SEK	225,477,767	USD	26,500,000	(145,191)

06/16/2021	Morgan Stanley & Co. International PLC	USD	17,570,000	CLP	12,448,345,000	(59,593)

06/16/2021	Morgan Stanley & Co. International PLC	USD	7,090,909	COP	25,630,090,580	(276,878)

06/16/2021	Morgan Stanley & Co. International PLC	USD	7,482,279	JPY	810,479,971	(64,068)

06/16/2021	Morgan Stanley & Co. International PLC	USD	13,886,000	MXN	276,914,612	(280,667)

06/16/2021	Morgan Stanley & Co. International PLC	USD	4,752,506	RUB	355,905,684	(44,169)

08/26/2021	Morgan Stanley & Co. International PLC	EUR	19,210,000	USD	22,975,160	(174,588)

08/26/2021	Morgan Stanley & Co. International PLC	USD	22,980,000	BRL	124,161,170	(364,265)

06/16/2021	Royal Bank of Canada	EUR	172,624,652	USD	207,027,034	(690,616)

06/16/2021	Royal Bank of Canada	USD	13,579,047	GBP	9,710,000	(167,700)

06/16/2021	Royal Bank of Scotland PLC	EUR	2,410,000	USD	2,893,639	(6,292)

06/16/2021	Standard Chartered Bank PLC	INR	1,096,518,400	USD	14,600,000	(87,600)

11/10/2021	Standard Chartered Bank PLC	CNY	197,918,880	USD	29,140,000	(983,621)

Subtotal–Depreciation						(43,674,366)

Total Forward Foreign Currency Contracts						$(8,558,257)

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

30	Invesco Global Strategic Income Fund

Open Centrally Cleared Credit Default Swap Agreements

Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(a)	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)

Credit Risk

Markit iTraxx Europe Senior Financials Index, Series 34, Version 1	Sell	1.00%	Quarterly	12/20/2025	0.517%	EUR	18,500,000	$411,863	$500,281	$ 88,418

Assicurazioni Generali S.p.A.	Sell	1.00	Quarterly	06/20/2026	0.549	EUR	13,140,000	353,008	365,508	12,500

South Africa Republic International Bonds	Sell	1.00	Quarterly	06/20/2026	2.154	USD	4,440,000	(273,840)	(248,467)	25,373

Subtotal - Appreciation								491,031	617,322	126,291

Credit Risk

Host Hotels & Resorts, L.P.	Buy	(1.00)	Quarterly	12/20/2023	0.642	USD	9,337,000	26,460	(87,581)	(114,041)

Intesa Sanpaolo S.p.A.	Buy	(1.00)	Quarterly	06/20/2026	0.671	EUR	10,950,000	(201,895)	(223,680)	(21,785)

Indonesia Government International Bonds	Buy	(1.00)	Quarterly	06/20/2026	0.775	USD	13,325,000	(94,827)	(151,852)	(57,025)

Markit iTraxx Europe Sub Financials, Series 35, Version 1	Buy	(1.00)	Quarterly	06/20/2026	1.077	EUR	23,125,000	185,259	109,957	(75,302)

Markit iTraxx Europe Index, Series 35, Version 1	Buy	(1.00)	Quarterly	06/20/2026	0.500	EUR	22,200,000	(616,407)	(687,427)	(71,020)

South Africa Republic International Bonds	Buy	(1.00)	Quarterly	06/20/2023	1.045	USD	16,900,000	72,120	18,743	(53,377)

Markit CDX North America High Yield Index, Series 36, Version 1	Buy	(5.00)	Quarterly	06/20/2026	2.873	USD	109,500,000	(10,412,846)	(10,804,365)	(391,519)

Subtotal - Depreciation								(11,042,136)	(11,826,205)	(784,069)

Total Centrally Cleared Credit Default Swap Agreements								$(10,551,105)	$(11,208,883)	$(657,778)

(a)

Implied credit spreads represent the current level, as of April 30, 2021, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Open Centrally Cleared Interest Rate Swap Agreements

Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)

Interest Rate Risk

Pay	3 Month CZKPRIBR	Quarterly	0.61%	Annually	01/20/2022	CZK	4,641,000,000	$–	$1,215	$1,215

Pay	3 Month WIBOR	Quarterly	0.89	Annually	05/05/2023	PLN	273,890,000	–	11,807	11,807

Pay	FBIL Overnight MIBOR	At Maturity	4.62	At Maturity	04/25/2023	INR	8,030,000,000	–	13,352	13,352

Receive	6 Month BUBOR	Semi-Annually	(2.46)	Annually	04/26/2031	HUF	2,445,500,000	–	66,695	66,695

Pay	28 Day MXN TIIE	28 Day	5.58	28 Day	04/03/2023	MXN	1,570,000,000	–	87,256	87,256

Pay	6 Month AUD BBSW	Semi-Annually	1.23	Semi- Annually	02/27/2026	AUD	153,300,000	–	87,389	87,389

Receive	3 Month JIBAR	Quarterly	(7.15)	Quarterly	02/24/2031	ZAR	51,150,000	333	101,250	100,917

Receive	6 Month BUBOR	Semi-Annually	(2.41)	Annually	04/23/2031	HUF	2,455,000,000	–	103,190	103,190

Receive	6 Month FBIL Overnight MIBOR	Semi-Annually	(5.05)	Semi- Annually	04/23/2026	INR	1,703,000,000	–	114,915	114,915

Pay	28 Day MXN TIIE	28 Day	5.74	28 Day	03/24/2023	MXN	803,000,000	–	115,212	115,212

Pay	BZDIOVRA	At Maturity	6.63	At Maturity	01/02/2025	BRL	27,736,204	–	125,162	125,162

Receive	3 Month CZKPRIBR	Quarterly	(1.28)	Annually	10/20/2022	CZK	4,666,500,000	–	128,177	128,177

Pay	IN00O/N	At Maturity	4.69	At Maturity	04/08/2023	INR	5,840,000,000	–	129,112	129,112

Receive	6 Month IN00O/N	Semi-Annually	(5.08)	Semi- Annually	04/16/2026	INR	3,140,000,000	–	139,162	139,162

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

31	Invesco Global Strategic Income Fund

Open Centrally Cleared Interest Rate Swap Agreements–(continued)

Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)

Pay	6 Month AUD BBSW	Semi- Annually	1.71%	Semi- Annually	03/22/2026	AUD	60,590,000	$–	$150,254	$150,254

Pay	3 Month CDOR	Annually	1.49	Annually	02/27/2024	CAD	405,515,000	–	154,750	154,750

Pay	BZDIOVRA	At Maturity	6.53	At Maturity	01/02/2024	BRL	34,406,328	–	266,791	266,791

Receive	3 Month JIBAR	Quarterly	(6.75)	Quarterly	02/15/2031	ZAR	68,625,000	–	267,963	267,963

Receive	6 Month CLICP	Semi- Annually	(2.35)	Semi- Annually	03/11/2026	CLP	22,500,000,000	–	306,865	306,865

Pay	6 Month AUD BBSW	Semi- Annually	1.36	Semi- Annually	03/31/2026	AUD	162,790,000	–	356,275	356,275

Receive	28 Day MXN TIIE	28 Day	(7.07)	28 Day	12/12/2029	MXN	321,750,000	–	384,534	384,534

Pay	3 Month COOVIBR	Quarterly	5.56	Quarterly	08/26/2026	COP	29,197,000,000	–	403,903	403,903

Pay	6 Month AUD BBSW	Semi- Annually	1.52	Semi- Annually	03/08/2026	AUD	60,103,000	–	405,793	405,793

Receive	3 Month USD LIBOR	Semi- Annually	(2.26)	Quarterly	04/23/2031	USD	91,250,000	–	446,357	446,357

Pay	6 Month AUD BBSW	Semi- Annually	1.40	Semi- Annually	03/06/2026	AUD	143,769,000	–	590,018	590,018

Receive	3 Month JIBAR	Quarterly	(6.70)	Quarterly	01/29/2031	ZAR	145,000,000	–	591,566	591,566

Receive	3 Month JIBAR	Quarterly	(6.70)	Quarterly	01/27/2031	ZAR	148,000,000	–	602,757	602,757

Pay	BZDIOVRA	At Maturity	8.27	At Maturity	01/02/2025	BRL	119,056,885	–	609,919	609,919

Receive	3 Month JIBAR	Quarterly	(6.63)	Quarterly	02/11/2031	ZAR	136,500,000	–	610,700	610,700

Receive	28 Day MXN TIIE	28 Day	(5.62)	28 Day	01/29/2031	MXN	187,500,000	–	872,908	872,908

Receive	28 Day MXN TIIE	28 Day	(5.63)	28 Day	05/29/2031	MXN	187,500,000	–	910,450	910,450

Receive	28 Day MXN TIIE	28 Day	(5.50)	28 Day	11/29/2030	MXN	186,650,000	–	926,011	926,011

Pay	IN00O/N	At Maturity	4.62	At Maturity	04/29/2023	INR	8,730,000,000	–	988,384	988,384

Receive	3 Month USD LIBOR	Semi- Annually	(2.29)	Quarterly	04/23/2031	USD	271,930,000	–	1,040,037	1,040,037

Receive	3 Month USD LIBOR	Semi- Annually	(2.22)	Quarterly	04/20/2031	USD	158,775,000	–	1,097,756	1,097,756

Pay	1 Month BZDIOVRA	At Maturity	8.68	At Maturity	01/04/2027	BRL	56,292,938	–	1,479,807	1,479,807

Pay	1 Month BZDIOVRA	At Maturity	8.42	At Maturity	01/02/2025	BRL	60,391,035	–	1,512,546	1,512,546

Receive	28 Day MXN TIIE	28 Day	(5.53)	28 Day	05/29/2031	MXN	326,250,000	–	1,716,423	1,716,423

Subtotal – Appreciation								333	17,916,661	17,916,328

Interest Rate Risk

Pay	3 Month CDOR	Semi- Annually	1.14	Semi- Annually	02/24/2024	CAD	1,091,350,000	–	(2,599,831)	(2,599,831)

Pay	28 Day MXN TIIE	28 Day	4.81	28 Day	07/23/2025	MXN	982,000,000	–	(1,940,933)	(1,940,933)

Pay	3 Month CDOR	Semi- Annually	0.98	Semi- Annually	02/16/2024	CAD	465,375,000	–	(1,639,370)	(1,639,370)

Pay	3 Month CDOR	Semi- Annually	1.04	Semi- Annually	02/18/2024	CAD	465,375,000	–	(1,447,374)	(1,447,374)

Pay	3 Month CDOR	Semi- Annually	1.06	Semi- Annually	02/19/2024	CAD	465,375,000	–	(1,376,517)	(1,376,517)

Pay	3 Month CDOR	Semi- Annually	1.09	Semi- Annually	02/22/2024	CAD	323,850,000	–	(885,597)	(885,597)

Pay	BZDIOVRA	At Maturity	6.61	At Maturity	01/02/2023	BRL	717,750,992	–	(785,518)	(785,518)

Pay	BZDIOVRA	At Maturity	5.10	At Maturity	01/02/2024	BRL	123,546,629	–	(741,547)	(741,547)

Pay	BZDIOVRA	At Maturity	7.26	At Maturity	01/02/2029	BRL	50,267,476	–	(609,846)	(609,846)

Pay	3 Month JIBAR	Quarterly	7.48	Quarterly	02/15/2036	ZAR	108,925,000	–	(548,786)	(548,786)

Pay	28 Day MXN TIIE	28 Day	4.67	28 Day	07/02/2024	MXN	429,450,000	–	(542,006)	(542,006)

Pay	28 Day MXN TIIE	28 Day	4.80	28 Day	07/23/2025	MXN	223,500,000	–	(445,140)	(445,140)

Pay	3 Month CNRR007	Quarterly	1.99	Quarterly	06/15/2022	CNY	525,000,000	–	(419,740)	(419,740)

Pay	3 Month CNRR007	Quarterly	2.23	Quarterly	07/07/2022	CNY	681,820,000	–	(284,904)	(284,904)

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

32	Invesco Global Strategic Income Fund

Open Centrally Cleared Interest Rate Swap Agreements–(continued)

Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)

Pay	3 Month COOVIBR	Quarterly	2.53%	Quarterly	12/23/2023	COP	48,460,000,000	$–	$(264,519)	$(264,519)

Pay	28 Day MXN TIIE	28 Day	6.91	28 Day	12/16/2026	MXN	741,375,000	–	(251,947)	(251,947)

Pay	BZDIOVRA	At Maturity	5.75	At Maturity	01/02/2025	BRL	39,321,559	–	(213,438)	(213,438)

Pay	BZDIOVRA	At Maturity	6.03	At Maturity	01/02/2025	BRL	69,882,169	–	(151,257)	(151,257)

Pay	3 Month USD LIBOR	Semi- Annually	0.90	Quarterly	03/09/2026	USD	242,360,000	–	(141,320)	(141,320)

Pay	3 Month CDOR	Semi- Annually	1.41	Semi- Annually	02/27/2024	CAD	405,515,000	–	(105,269)	(105,269)

Receive	6 Month IN00O/N	Semi- Annually	(5.26)	Semi- Annually	03/18/2026	INR	1,141,250,000	–	(102,959)	(102,959)

Pay	BZDIOVRA	At Maturity	7.12	At Maturity	01/02/2025	BRL	57,988,470	–	(102,765)	(102,765)

Pay	3 Month KWKDC	Quarterly	1.19	Quarterly	03/14/2023	KRW	343,100,000,000	–	(90,008)	(90,008)

Pay	3 Month CNRR007	Quarterly	2.40	Quarterly	07/13/2022	CNY	675,000,000	–	(84,326)	(84,326)

Pay	3 Month CNRR007	Quarterly	2.13	Quarterly	06/29/2022	CNY	135,000,000	–	(80,075)	(80,075)

Pay	28 Day MXN TIIE	28 Day	5.41	28 Day	04/27/2023	MXN	1,518,000,000	–	(71,039)	(71,039)

Receive	6 Month IN00O/N	Semi- Annually	(5.26)	Semi- Annually	03/17/2026	INR	687,500,000	–	(65,784)	(65,784)

Pay	28 Day MXN TIIE	28 Day	5.39	28 Day	04/11/2023	MXN	1,533,000,000	–	(63,400)	(63,400)

Pay	BZDIOVRA	At Maturity	7.28	At Maturity	01/02/2025	BRL	57,899,421	–	(40,927)	(40,927)

Pay	6 Month BUBOR	Semi- Annually	1.30	Annually	04/23/2023	HUF	11,240,000,000	–	(34,785)	(34,785)

Pay	28 Day MXN TIIE	28 Day	5.40	28 Day	04/05/2023	MXN	1,167,500,000	–	(32,672)	(32,672)

Pay	6 Month BUBOR	Semi- Annually	1.32	Annually	04/26/2023	HUF	11,315,000,000	–	(21,078)	(21,078)

Receive	6 Month WIBOR	Annually	(1.45)	Semi- Annually	05/05/2026	PLN	55,700,000	–	(12,855)	(12,855)

Pay	3 Month WIBOR	Quarterly	0.85	Annually	05/04/2023	PLN	273,600,000	–	(12,031)	(12,031)

Pay	28 Day MXN TIIE	28 Day	5.44	28 Day	04/05/2023	MXN	1,167,500,000	–	(10,919)	(10,919)

Pay	28 Day MXN TIIE	28 Day	5.02	28 Day	04/03/2023	MXN	766,500,000	–	(1,633)	(1,633)
Receive	6 Month WIBOR	Annually	(1.44)	Semi- Annually	05/04/2026	PLN	56,160,000	–	(144)	(144)

Subtotal – Depreciation								–	(16,222,259)	(16,222,259)

Total Centrally Cleared Interest Rate Swap Agreements								$333	$1,694,402	$1,694,069

Open Over-The-Counter Credit Default Swap Agreements(a)

Counterparty	Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(b)	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)

Credit Risk

Citibank, N.A.	Assicurazioni Generali S.p.A.	Sell	1.00%	Quarterly	12/20/2024	0.412%	EUR	7,500,000	$108,382	$195,675	$87,293

J.P. Morgan Chase Bank, N.A.	Markit iTraxx Europe Crossover Index, Series 28, Version 9	Sell	5.00	Quarterly	12/20/2022	0.321	EUR	10,000,000	782,790	939,190	156,400

J.P. Morgan Chase Bank, N.A.	Markit iTraxx Europe Crossover Index, Series 28, Version 9	Sell	5.00	Quarterly	12/20/2022	0.321	EUR	35,000,000	2,774,149	3,287,165	513,016

J.P. Morgan Chase Bank, N.A.	Markit iTraxx Europe Index, Series 32, Version 1	Sell	5.00	Quarterly	12/20/2021	4.404	EUR	7,500,000	(98,593)	34,529	133,122

J.P. Morgan Chase Bank, N.A.	Deutsche Bank AG	Sell	1.00	Quarterly	12/20/2025	0.471	EUR	14,800,000	306,954	441,428	134,474

J.P. Morgan Chase Bank, N.A.	Markit CDX North America High Yield Index, Series 35, Version 1	Sell	5.00	Quarterly	12/20/2025	2.674	USD	14,600,000	2,320,929	2,327,214	6,285

Subtotal–Appreciation									6,194,611	7,225,201	1,030,590

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

33	Invesco Global Strategic Income Fund

Open Over-The-Counter Credit Default Swap Agreements(a) –(continued)

Counterparty	Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(b)	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)

Credit Risk

Citibank, N.A.	Assicurazioni Generali S.p.A.	Buy	(1.00)%	Quarterly	12/20/2024	0.797%	EUR	3,750,000	$35,203	$(33,600)	$(68,803)

J.P. Morgan Chase Bank, N.A.	Royal Bank of Scotland Group PLC (The)	Buy	(1.00)	Quarterly	12/20/2021	0.205	EUR	7,500,000	29,079	(46,685)	(75,764)

J.P. Morgan Chase Bank, N.A.	Deutsche Bank AG	Buy	(1.00)	Quarterly	12/20/2025	1.491	EUR	3,700,000	274,188	100,706	(173,482)

J.P. Morgan Chase Bank, N.A.	Markit iTraxx Europe Crossover Index, Series 30, Version 1	Sell	5.00	Quarterly	12/20/2028	0.321	EUR	10,000,000	68,228	67,626	(602)

Subtotal–Depreciation									406,698	88,047	(318,651)

Total Open Over-The-Counter Credit Default Swap Agreements									$6,601,309	$7,313,248	$711,939

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $5,339,027.
(b)

Implied credit spreads represent the current level, as of April 30, 2021, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Open Over-The-Counter Interest Rate Swap Agreements(a)

Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Received Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)

Interest Rate Risk

Bank of America, N.A.	Pay	FBIL Overnight MIBOR	Semi- Annually	6.33%	Semi- Annually	01/31/2022	INR	590,000,000	$–	$215,318	$215,318

Interest Rate Risk

Goldman Sachs International	Pay	3 Month RUBMOS	Quarterly	6.77	Annually	01/14/2030	RUB	595,000,000	–	(280,214)	(280,214)

Goldman Sachs International	Pay	3 Month RUBMOS	Quarterly	6.98	Annually	03/25/2026	RUB	2,000,000,000	–	(171,724)	(171,724)

Subtotal–Depreciation									–	(451,938)	(451,938)

Total Over-The-Counter Interest Rate Swap Agreements									$–	$(236,620)	$(236,620)

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $ 5,339,027.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

34	Invesco Global Strategic Income Fund

Abbreviations:

AUD	–Australian Dollar
BBSW	–Bank Bill Swap Rate
BRL	–Brazilian Real
BUBOR	–Budapest Interbank Offered Rate
CAD	–Canadian Dollar
CDOR	–Canadian Dealer Offered Rate
CHF	–Swiss Franc
CLP	–Chile Peso
CNH	–Chinese Renminbi
IN00O/N	–FBIL Overnight MIBOR
CNRR007	–China 7-Day Reverse Repo Rate
CNY	–Chinese Yuan Renminbi
COP	–Colombia Peso
CZK	–Czech Koruna
CZKPRIBR	–Prague Interbank Offered Rate
EUR	–Euro
FBIL	–Financial Benchmarks India Private Ltd.
GBP	–British Pound Sterling
HUF	–Hungarian Forint
IDR	–Indonesian Rupiah
INR	–Indian Rupee
JIBAR	–Johannesburg Interbank Average Rate
JPY	–Japanese Yen
KRW	–South Korean Won
LIBOR	–London Interbank Offered Rate
MIBOR	–Mumbai Interbank Offered Rate
MXN	–Mexican Peso
NOK	–Norwegian Krone
PLN	–Polish Zloty
RUB	–Russian Ruble
SEK	–Swedish Krona
SGD	–Singapore Dollar
THB	–Thai Baht
TIIE	–Interbank Equilibrium Interest Rate
TRY	–Turkish Lira
TWD	–New Taiwan Dollar
USD	–U.S. Dollar
WIBOR	–Warsaw Interbank Offered Rate
ZAR	–South African Rand

Portfolio Composition

By security type, based on Net Assets

as of April 30, 2021

U.S. Dollar Denominated Bonds & Notes	36.16%

Non-U.S. Dollar Denominated Bonds & Notes	29.78

Asset-Backed Securities	8.11

U.S. Government Sponsored Agency Mortgage-Backed Securities	4.34

Affiliated Issuers	2.80

Variable Rate Senior Loan Interests	1.90

Agency Credit Risk Transfer Notes	1.24

Preferred Stocks	1.18

Security Types Each Less Than 1% of Portfolio	0.02

Money Market Funds Plus Other Assets Less Liabilities	14.47

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

35	Invesco Global Strategic Income Fund

Consolidated Statement of Assets and Liabilities

April 30, 2021

(Unaudited)

Assets:
Investments in securities, at value (Cost $2,219,926,578)	$2,192,455,154

Investments in affiliates, at value (Cost $387,465,286)	387,022,863

Other investments:
Variation margin receivable — futures contracts	320,289

Variation margin receivable—centrally cleared swap agreements	1,515,396

Swaps receivable — OTC	172,087

Unrealized appreciation on swap agreements — OTC	1,245,908

Premiums paid on swap agreements — OTC	6,601,309

Unrealized appreciation on forward foreign currency contracts outstanding	35,116,109

Deposits with brokers:
Cash collateral — exchange-traded futures contracts	11,654,861

Cash collateral — centrally cleared swap agreements	54,459,093

Cash collateral — OTC Derivatives	5,339,027

Cash	89,850,104

Foreign currencies, at value (Cost $9,074,957)	9,010,472

Receivable for:
Investments sold	67,075,773

Fund shares sold	566,798

Dividends	11,110

Interest	22,781,581

Investments matured, at value (Cost $1,963)	0

Investment for trustee deferred compensation and retirement plans	589,906

Other assets	916,390

Total assets	2,886,704,230

Liabilities:
Other investments:
Options written, at value (premiums received $42,153,552)	29,885,194

Unrealized depreciation on forward foreign currency contracts outstanding	43,674,366

Swaps payable — OTC	117,505

Unrealized depreciation on swap agreements—OTC	770,589

Payable for:
Investments purchased	212,374,683

Dividends	1,075,580

Fund shares reacquired	2,647,358

Accrued foreign taxes	332,560

Accrued fees to affiliates	1,283,035

Accrued trustees’ and officers’ fees and benefits	424

Accrued other operating expenses	1,103,251

Trustee deferred compensation and retirement plans	589,906

Unfunded loan commitments	145,120

Total liabilities	293,999,571

Net assets applicable to shares outstanding	$2,592,704,659

Net assets consist of:
Shares of beneficial interest	$3,435,242,310

Distributable earnings (loss)	(842,537,651)

$2,592,704,659

Net Assets:
Class A	$2,209,874,748

Class C	$93,474,672

Class R	$76,134,006

Class Y	$188,650,954

Class R5	$10,028

Class R6	$24,560,251

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	597,779,060

Class C	25,363,384

Class R	20,579,867

Class Y	51,108,899

Class R5	2,710

Class R6	6,677,628

Class A:
Net asset value per share	$3.70

Maximum offering price per share (Net asset value of $3.70 ÷ 95.75%)	$3.86

Class C:
Net asset value and offering price per share	$3.69

Class R:
Net asset value and offering price per share	$3.70

Class Y:
Net asset value and offering price per share	$3.69

Class R5:
Net asset value and offering price per share	$3.70

Class R6:
Net asset value and offering price per share	$3.68

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

36	Invesco Global Strategic Income Fund

Consolidated Statement of Operations

For the six months ended April 30, 2021

(Unaudited)

Investment income:
Interest (net of foreign withholding taxes of $1,009,267)	$45,711,242

Dividends from affiliates	535,295

Total investment income	46,246,537

Expenses:
Advisory fees	7,433,130

Administrative services fees	192,861

Custodian fees	140,261

Distribution fees:
Class A	2,680,021

Class C	593,278

Class R	198,481

Transfer agent fees — A, C, R and Y	2,296,302

Transfer agent fees — R5	2

Transfer agent fees — R6	4,997

Trustees’ and officers’ fees and benefits	23,904

Registration and filing fees	44,628

Reports to shareholders	136,371

Professional services fees	59,107

Other	26,693

Total expenses	13,830,036

Less: Fees waived and/or expense offset arrangement(s)	(151,247)

Net expenses	13,678,789

Net investment income	32,567,748

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities (net of foreign taxes of $474,113)	26,897,158

Affiliated investment securities	1,316,357

Foreign currencies	381,725

Forward foreign currency contracts	(14,788,193)

Futures contracts	52,376,634

Option contracts written	32,979,952

Swap agreements	(61,001,779)

38,161,854

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities (net of foreign taxes of $559,273)	45,608,956

Affiliated investment securities	(2,135,346)

Foreign currencies	(1,456,175)

Forward foreign currency contracts	(22,521,187)

Futures contracts	7,261,582

Option contracts written	16,375,407

Swap agreements	4,668,827

47,802,064

Net realized and unrealized gain	85,963,918

Net increase in net assets resulting from operations	$118,531,666

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37	Invesco Global Strategic Income Fund

Consolidated Statement of Changes in Net Assets

For the six months ended April 30, 2021 and the year ended October 31, 2020

(Unaudited)

	April 30, 2021	October 31, 2020

Operations:
Net investment income	$ 32,567,748	$ 79,705,355

Net realized gain (loss)	38,161,854	(140,323,908)

Change in net unrealized appreciation (depreciation)	47,802,064	(12,314,057)

Net increase (decrease) in net assets resulting from operations	118,531,666	(72,932,610)

Distributions to shareholders from distributable earnings:
Class A	(27,216,535)	(32,840,824)

Class C	(973,315)	(2,533,763)

Class R	(852,514)	(1,182,445)

Class Y	(2,645,578)	(4,013,668)

Class R5	(139)	(134)

Class R6	(328,305)	(325,758)

Total distributions from distributable earnings	(32,016,386)	(40,896,592)

Return of capital:
Class A	–	(42,081,663)

Class C	–	(1,895,583)

Class R	–	(1,311,576)

Class Y	–	(5,925,941)

Class R5	–	(208)

Class R6	–	(520,291)

Total return of capital	–	(51,735,262)

Total distributions	(32,016,386)	(92,631,854)

Share transactions–net:
Class A	(97,472,816)	(306,195,365)

Class C	(67,141,971)	(54,967,634)

Class R	(5,548,356)	(15,853,398)

Class Y	(19,642,384)	(111,534,682)

Class R6	3,064,405	(14,544,657)

Net increase (decrease) in net assets resulting from share transactions	(186,741,122)	(503,095,736)

Net increase (decrease) in net assets	(100,225,842)	(668,660,200)

Net assets:
Beginning of period	2,692,930,501	3,361,590,701

End of period	$2,592,704,659	$2,692,930,501

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38	Invesco Global Strategic Income Fund

Consolidated Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Return of capital	Total distributions	Net asset value, end of period	Total return		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed(b)		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover (c)(d)
Class A
Six months ended 04/30/21	$3.58	$0.05	$0.11	$0.16	$(0.04)	$ –	$(0.04)	$3.70	4.59	%(e)	$2,209,875	1.00	%(e)(f)	1.01	%(e)(f)	2.44	%(e)(f)	140%
Year ended 10/31/20	3.75	0.10	(0.16)	(0.06)	(0.05)	(0.06)	(0.11)	3.58	(1.47	)(e)	2,236,548	0.98	(e)	0.99	(e)	2.70	(e)	273
One month ended 10/31/19	3.72	0.01	0.03	0.04	(0.00)	(0.01)	(0.01)	3.75	(1.11)		2,669,175	0.96	(g)	1.00	(g)	3.80	(g)	25
Year ended 09/30/19	3.73	0.19	(0.01)	0.18	(0.13)	(0.06)	(0.19)	3.72	5.08		2,671,046	0.95		1.00		5.25		114
Year ended 09/30/18	3.96	0.18	(0.23)	(0.05)	(0.18)	–	(0.18)	3.73	(1.49)		2,699,688	1.00		1.07		4.79		67
Year ended 09/30/17	3.95	0.16	0.01	0.17	(0.11)	(0.05)	(0.16)	3.96	4.45		3,124,887	1.01		1.08		4.13		69
Year ended 09/30/16	3.87	0.15	0.08	0.23	(0.14)	(0.01)	(0.15)	3.95	6.07		3,607,387	1.02		1.06		3.87		78
Class C
Six months ended 04/30/21	3.57	0.03	0.12	0.15	(0.03)	–	(0.03)	3.69	4.21		93,475	1.76	(f)	1.77	(f)	1.68	(f)	140
Year ended 10/31/20	3.74	0.07	(0.16)	(0.09)	(0.03)	(0.05)	(0.08)	3.57	(2.23)		154,642	1.74		1.75		1.94		273
One month ended 10/31/19	3.71	0.01	0.03	0.04	(0.00)	(0.01)	(0.01)	3.74	1.04		220,077	1.72	(g)	1.76	(g)	3.03	(g)	25
Year ended 09/30/19	3.72	0.17	(0.02)	0.15	(0.11)	(0.05)	(0.16)	3.71	4.28		224,035	1.71		1.76		4.49		114
Year ended 09/30/18	3.95	0.16	(0.24)	(0.08)	(0.15)	–	(0.15)	3.72	(2.26)		540,465	1.76		1.83		4.03		67
Year ended 09/30/17	3.94	0.13	0.01	0.14	(0.09)	(0.04)	(0.13)	3.95	3.67		696,936	1.77		1.84		3.37		69
Year ended 09/30/16	3.87	0.12	0.07	0.19	(0.11)	(0.01)	(0.12)	3.94	5.01		850,319	1.77		1.81		3.12		78
Class R
Six months ended 04/30/21	3.59	0.04	0.11	0.15	(0.04)	–	(0.04)	3.70	4.17		76,134	1.26	(f)	1.27	(f)	2.18	(f)	140
Year ended 10/31/20	3.75	0.09	(0.15)	(0.06)	(0.04)	(0.06)	(0.10)	3.59	(1.45)		79,116	1.24		1.25		2.44		273
One month ended 10/31/19	3.72	0.01	0.03	0.04	(0.00)	(0.01)	(0.01)	3.75	1.09		99,920	1.22	(g)	1.26	(g)	3.53	(g)	25
Year ended 09/30/19	3.73	0.18	(0.01)	0.17	(0.12)	(0.06)	(0.18)	3.72	4.81		100,112	1.21		1.26		4.99		114
Year ended 09/30/18	3.96	0.17	(0.23)	(0.06)	(0.17)	–	(0.17)	3.73	(1.75)		111,816	1.26		1.33		4.53		67
Year ended 09/30/17	3.95	0.15	0.01	0.16	(0.10)	(0.05)	(0.15)	3.96	4.19		123,825	1.27		1.34		3.87		69
Year ended 09/30/16	3.88	0.14	0.07	0.21	(0.13)	(0.01)	(0.14)	3.95	5.53		149,098	1.27		1.31		3.61		78
Class Y
Six months ended 04/30/21	3.58	0.05	0.11	0.16	(0.05)	–	(0.05)	3.69	4.43		188,651	0.76	(f)	0.77	(f)	2.68	(f)	140
Year ended 10/31/20	3.75	0.11	(0.16)	(0.05)	(0.05)	(0.07)	(0.12)	3.58	(1.24)		201,675	0.74		0.75		2.94		273
One month ended 10/31/19	3.71	0.01	0.04	0.05	(0.00)	(0.01)	(0.01)	3.75	1.40		335,775	0.72	(g)	0.77	(g)	4.03	(g)	25
Year ended 09/30/19	3.73	0.20	(0.02)	0.18	(0.13)	(0.07)	(0.20)	3.71	5.05		329,963	0.72		0.77		5.49		114
Year ended 09/30/18	3.96	0.19	(0.23)	(0.04)	(0.19)	–	(0.19)	3.73	(1.26)		371,434	0.76		0.83		5.03		67
Year ended 09/30/17	3.95	0.17	0.01	0.18	(0.11)	(0.06)	(0.17)	3.96	4.70		494,017	0.77		0.84		4.43		69
Year ended 09/30/16	3.87	0.16	0.08	0.24	(0.15)	(0.01)	(0.16)	3.95	6.33		369,088	0.77		0.81		4.11		78
Class R5
Six months ended 04/30/21	3.59	0.05	0.11	0.16	(0.05)	–	(0.05)	3.70	4.49		10	0.63	(f)	0.64	(f)	2.81	(f)	140
Year ended 10/31/20	3.75	0.11	(0.14)	(0.03)	(0.06)	(0.07)	(0.13)	3.59	(0.81)		10	0.64		0.64		3.04		273
One month ended 10/31/19	3.72	0.01	0.03	0.04	(0.00)	(0.01)	(0.01)	3.75	1.14		10	0.70	(g)	0.72	(g)	4.05	(g)	25
Period ended 09/30/19(h)	3.69	0.07	0.02	0.09	(0.04)	(0.02)	(0.06)	3.72	2.40		10	0.63	(g)	0.68	(g)	5.58	(g)	114
Class R6
Six months ended 04/30/21	3.57	0.05	0.11	0.16	(0.05)	–	(0.05)	3.68	4.51		24,560	0.63	(f)	0.64	(f)	2.81	(f)	140
Year ended 10/31/20	3.73	0.11	(0.15)	(0.04)	(0.05)	(0.07)	(0.12)	3.57	(0.86)		20,939	0.63		0.63		3.05		273
One month ended 10/31/19	3.70	0.01	0.03	0.04	(0.00)	(0.01)	(0.01)	3.73	1.14		36,634	0.57	(g)	0.62	(g)	4.18	(g)	25
Year ended 09/30/19	3.71	0.21	(0.01)	0.20	(0.14)	(0.07)	(0.21)	3.70	5.49		36,479	0.57		0.62		5.63		114
Year ended 09/30/18	3.94	0.20	(0.23)	(0.03)	(0.20)	–	(0.20)	3.71	(1.15)		41,461	0.61		0.68		5.18		67
Year ended 09/30/17	3.93	0.18	0.01	0.19	(0.12)	(0.06)	(0.18)	3.94	4.89		47,348	0.59		0.65		4.57		69
Year ended 09/30/16	3.86	0.16	0.07	0.23	(0.15)	(0.01)	(0.16)	3.93	6.27		45,840	0.58		0.62		4.30		78

(a)	Calculated using average shares outstanding.
(b)

Does not include indirect expenses from affiliated fund fees and expenses of 0.04%, 0.04%, 0.01%, 0.01% and 0.01% for the one month ended October 31, 2019 and the years ended September 30, 2019, 2018, 2017 and 2016, respectively.

(c)

The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities of $$364,949,527 and $405,130,315, $5,760,311,794 and $5,754,174,138, $6,366,360,171 and $6,415,700,475, $5,559,676,349 and $5,415,035,851 and $4,468,857,111 and $4,304,402,600 for the one month ended October 31, 2019 and the years ended September 30, 2019, 2018, 2017 and 2016, respectively.

(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)

The total return, ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.24% for the six months ended April 30, 2021 and the year ended October 31, 2020.

(f)

Ratios are annualized and based on average daily net assets (000’s omitted) of $2,281,888, $119,639, $80,050, $202,264, $10 and $23,824 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

(g)	Annualized.
(h)	Commencement date after the close of business on May 24, 2019.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39	Invesco Global Strategic Income Fund

Notes to Consolidated Financial Statements

April 30, 2021

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Global Strategic Income Fund (the “Fund”) is a series portfolio of AIM Investment Funds (Invesco Investment Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these consolidated financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

    The Fund will seek to gain exposure to Regulation S securities primarily through investments in the Invesco Global Strategic Income Fund (Cayman) Ltd. (the “Subsidiary”), a wholly-owned and controlled subsidiary by the Fund organized under the laws of the Cayman Islands. The Subsidiary was organized by the Fund to invest in Regulation S securities. The Fund may invest up to 25% of its total assets in the Subsidiary.

    The Fund’s investment objective is to seek total return.

    The Fund currently consists of five different classes of shares: Class A, Class C, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for ten years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the tenth anniversary after a purchase of Class C shares. Effective November 30, 2020, the automatic conversion pursuant to the Conversion Feature changed from ten years to eight years. The first conversion of Class C shares to Class A shares occurred at the end of December 2020 for all Class C shares that were held for more than eight years as of November 30, 2020.

    The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

    The following is a summary of the significant accounting policies followed by the Fund in the preparation of its consolidated financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.

40	Invesco Global Strategic Income Fund

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Consolidated Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Consolidated Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Consolidated Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Consolidated Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income, if any, are declared and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the consolidated financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary’s income. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates –The financial statements are prepared on a consolidated basis in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. The accompanying financial statements reflect the financial position of the Fund and its Subsidiary and the results of operations on a consolidated basis. All inter-company accounts and transactions have been eliminated in consolidation.

In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the consolidated financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust, and under the Subsidiary’s organizational documents, the directors and officers of the Subsidiary, are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund and/or the Subsidiary, respectively. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Purchased on a When-Issued and Delayed Delivery Basis – The Fund may purchase and sell interests in corporate loans and corporate debt securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.

J.

Treasury Inflation-Protected Securities – The Fund may invest in Treasury Inflation-Protected Securities (“TIPS”). TIPS are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The principal value of TIPS will be adjusted upward or downward, and any increase or decrease in the principal amount of TIPS will be included as interest income in the Consolidated Statement of Operations, even though investors do not receive their principal until maturity.

K.

Structured Securities – The Fund may invest in structured securities. Structured securities are a type of derivative security whose value is determined by reference to changes in the value of underlying securities, currencies, interest rates, commodities, indices or other financial indicators (“reference instruments”). Most structured securities are fixed-income securities that have maturities of three years or less. Structured securities may be positively or negatively indexed

41	Invesco Global Strategic Income Fund

(i.e., their principal value or interest rates may increase or decrease if the underlying reference instrument appreciates) and may have return characteristics similar to direct investments in the underlying reference instrument.

Structured securities may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference instruments. In addition to the credit risk of structured securities and the normal risks of price changes in response to changes in interest rates, the principal amount of structured notes or indexed securities may decrease as a result of changes in the value of the underlying reference instruments. Changes in the daily value of structured securities are recorded as unrealized gains (losses) in the Consolidated Statement of Operations. When the structured securities mature or are sold, the Fund recognizes a realized gain (loss) on the Consolidated Statement of Operations.

L.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Consolidated Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Consolidated Statement of Operations.

M.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Consolidated Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Consolidated Statement of Assets and Liabilities.

N.

Futures Contracts – The Fund may enter into futures contracts to equitize the Fund’s cash holdings or to manage exposure to interest rate, equity, commodity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Consolidated Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Consolidated Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Consolidated Statement of Assets and Liabilities.

O.

Call Options Purchased and Written – The Fund may write covered call options and/or buy call options. A covered call option gives the purchaser of such option the right to buy, and the writer the obligation to sell, the underlying security or foreign currency at the stated exercise price during the option period. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written.

Additionally, the Fund may enter into an option on a swap agreement, also called a “swaption”. A swaption is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based premium. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the Counterparties.

When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability in the Consolidated Statement of Assets and Liabilities. The amount of the liability is subsequently “marked-to-market” to reflect the current market value of the option written. If a written covered call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written covered call option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized and unrealized gains and losses on call options written are included in the Consolidated Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Option contracts written. A risk in writing a covered call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

When the Fund buys a call option, an amount equal to the premium paid by the Fund is recorded as an investment on the Consolidated Statement of Assets and Liabilities. The amount of the investment is subsequently “marked-to-market” to reflect the current value of the option purchased. Realized and unrealized gains and losses on call options purchased are included in the Consolidated Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

42	Invesco Global Strategic Income Fund

P.

Put Options Purchased and Written – The Fund may purchase and write put options including options on securities indexes, or foreign currency and/or futures contracts. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option’s underlying instrument may be a security, securities index, or a futures contract.

Additionally, the Fund may enter into an option on a swap agreement, also called a “swaption”. A swaption is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based premium. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the Counterparties.

Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund’s resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the underlying portfolio securities. The Fund may write put options to earn additional income in the form of option premiums if it expects the price of the underlying instrument to remain stable or rise during the option period so that the option will not be exercised. The risk in this strategy is that the price of the underlying securities may decline by an amount greater than the premium received. Put options written are reported as a liability in the Consolidated Statement of Assets and Liabilities. Realized and unrealized gains and losses on put options purchased and put options written are included in the Consolidated Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities and Option contracts written, respectively. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

Q.

Swap Agreements – The Fund may enter into various swap transactions, including interest rate, total return, index, currency and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency, commodity or credit risk. Such transactions are agreements between Counterparties. A swap agreement may be negotiated bilaterally and traded over-the-counter (“OTC”) between two parties (“uncleared/OTC”) or, in some instances, must be transacted through a future commission merchant (“FCM”) and cleared through a clearinghouse that serves as a central Counterparty (“centrally cleared swap”). These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, index, and currency swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

In a centrally cleared swap, the Fund’s ultimate Counterparty is a central clearinghouse. The Fund initially will enter into centrally cleared swaps through an executing broker. When a fund enters into a centrally cleared swap, it must deliver to the central Counterparty (via the FCM) an amount referred to as “initial margin.” Initial margin requirements are determined by the central Counterparty, but an FCM may require additional initial margin above the amount required by the central Counterparty. Initial margin deposits required upon entering into centrally cleared swaps are satisfied by cash or securities as collateral at the FCM. Securities deposited as initial margin are designated on the Consolidated Schedule of Investments and cash deposited is recorded on the Consolidated Statement of Assets and Liabilities. During the term of a cleared swap agreement, a “variation margin” amount may be required to be paid by the Fund or may be received by the Fund, based on the daily change in price of the underlying reference instrument subject to the swap agreement and is recorded as a receivable or payable for variation margin in the Consolidated Statement of Assets and Liabilities until the centrally cleared swap is terminated at which time a realized gain or loss is recorded.

A CDS is an agreement between Counterparties to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its Counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund’s maximum risk of loss from Counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the Counterparty and by the designation of collateral by the Counterparty to cover the Fund’s exposure to the Counterparty.

Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.

An interest rate swap is an agreement between Counterparties pursuant to which the parties exchange a floating rate payment for a fixed rate payment based on a specified notional amount.

A total return swap is an agreement in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income generated and capital gains, if any. The unrealized appreciation (depreciation) on total return swaps includes dividends on the underlying securities and financing rate payable from the Counterparty. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference less a financing rate, if any. As a receiver, the Fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Fund would owe payments on any net positive total return, and would receive payment in the event of a negative total return.

Changes in the value of centrally cleared and OTC swap agreements are recognized as unrealized gains (losses) in the Consolidated Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Consolidated Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Consolidated Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain

43	Invesco Global Strategic Income Fund

(loss) on the Consolidated Statement of Operations. The Fund segregates cash or liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Cash held as collateral is recorded as deposits with brokers on the Consolidated Statement of Assets and Liabilities. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. Additionally, an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) includes credit related contingent features which allow Counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event that, for example, the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA master agreements, which would cause the Fund to accelerate payment of any net liability owed to the Counterparty. A short position in a security poses more risk than holding the same security long. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited.

Notional amounts of each individual credit default swap agreement outstanding as of April 30, 2021 for which the Fund is the seller of protection are disclosed in the open swap agreements table. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

R.

Dollar Rolls and Forward Commitment Transactions – The Fund may enter into dollar roll transactions to enhance the Fund’s performance. The Fund executes its dollar roll transactions in the to be announced (“TBA”) market whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by the sale of the security with a simultaneous agreement to repurchase at a future date.

The Fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. These transactions increase the Fund’s portfolio turnover rate. The Fund will segregate liquid assets in an amount equal to its dollar roll commitments.

Dollar roll transactions involve the risk that a Counterparty to the transaction may fail to complete the transaction. If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price. Dollar roll transactions also involve the risk that the value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement. Dollar roll transactions covered in this manner are not treated as senior securities for purposes of a Fund’s fundamental investment limitation on senior securities and borrowings.

S.

LIBOR Risk – The Fund may invest in financial instruments that utilize LIBOR as the reference or benchmark rate for variable interest rate calculations. On July 27, 2017, the head of the United Kingdom’s Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. Although many LIBOR rates will be phased out at the end of 2021 as originally intended, a selection of widely used USD LIBOR rates will continue to be published until June 2023 in order to assist with the transition. There remains uncertainty regarding the effect of the LIBOR transition process and therefore any impact of a transition away from LIBOR on the Fund or the instruments in which the Fund invests cannot yet be determined. There is no assurance that the composition or characteristics of any alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. Any such effects of the transition away from LIBOR and the adoption of alternative reference rates could result in losses to the Fund.

T.

COVID-19 Risk – The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations and supply chains, layoffs, lower consumer demand, and defaults, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally.

The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

U.	Other Risks – Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.

The Fund may invest in lower-quality debt securities, i.e., “junk bonds”. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims.

The Fund is non-diversified and may invest in securities of fewer issuers than if it were diversified. Thus, the value of the Fund’s shares may vary more widely and the Fund may be subject to greater market and credit risk than if the Fund invested more broadly.

The Fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Fund may not be able to recover its investment in such issuer from the U.S. Government. Many securities purchased by the Fund are not guaranteed by the U.S. Government.

V.

Leverage Risk – Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.

W.

Collateral –To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

Up to $200 million	0.750%

Next $200 million	0.720%

Next $200 million	0.690%

Next $200 million	0.660%

Next $200 million	0.600%

Next $4 billion	0.500%

Next $5 billion	0.480%

Over $10 billion	0.460%

    Prior to May 7, 2021, the Fund accrued daily and paid monthly an advisory fee to the Adviser less the amount paid by the Subsidiary to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

    For the six months ended April 30, 2021, the effective advisory fee rate incurred by the Fund was 0.55%.

44	Invesco Global Strategic Income Fund

    The Subsidiary has entered into a separate contract with the Adviser whereby the Adviser provides investment advisory and other services to the Subsidiary. In consideration of these services, the Subsidiary pays an advisory fee to the Adviser based on the annual rate of the Subsidiary’s average daily net assets as set forth in the table above.

    Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC, and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a Sub-Advisory Agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.

    The Adviser has contractually agreed, through May 31, 2021, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.04%, 1.79%, 1.29%, 0.79%, 0.70% and 0.65%, respectively, of the Fund’s average daily net assets (the “expense limits”). Effective June 1, 2021, the Adviser has contractually agreed, through at least June 30, 2022, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.50%, 2.25%, 1.75%, 1.25%, 1.25% and 1.25%, respectively, of the Fund’s average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Acquired Fund Fees and Expenses are not operating expenses of a Fund directly, but are fees and expenses, including management fees, of the investment companies in which a Fund invests. As a result, the total annual fund operating expenses after expense reimbursement may exceed the expense limits above. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2022. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

    Further, the Adviser has contractually agreed, through at least June 30, 2023, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

    For the six months ended April 30, 2021, the Adviser waived advisory fees of $144,078.

    The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2021, expenses incurred under the agreement are shown in the Consolidated Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

    The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2021, expenses incurred under the agreement are shown in the Consolidated Statement of Operations as Transfer agent fees.

    The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund pursuant to the Class C and Class R Plan, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2021, expenses incurred under the Plans are shown in the Consolidated Statement of Operations as Distribution fees.

    Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2021, IDI advised the Fund that IDI retained $50,850 in front-end sales commissions from the sale of Class A shares and $294 and $2,724 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

.

45	Invesco Global Strategic Income Fund

    The following is a summary of the tiered valuation input levels, as of April 30, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

U.S. Dollar Denominated Bonds & Notes	$–	$937,581,666	$0	$937,581,666

Non-U.S. Dollar Denominated Bonds & Notes	–	772,022,171	149,170	772,171,341

Asset-Backed Securities	–	210,164,587	–	210,164,587

U.S. Government Sponsored Agency Mortgage-Backed Securities	–	112,444,633	–	112,444,633

Affiliated Issuers	72,658,623	–	–	72,658,623

Variable Rate Senior Loan Interests	–	47,993,904	1,368,063	49,361,967

Agency Credit Risk Transfer Notes	–	32,041,760	–	32,041,760

Preferred Stocks	–	30,563,506	–	30,563,506

Common Stocks & Other Equity Interests	194,647	206,535	52,068	453,250

Money Market Funds	314,364,240	–	–	314,364,240

Options Purchased	1,546,020	46,126,424	–	47,672,444

Total Investments in Securities	388,763,530	2,189,145,186	1,569,301	2,579,478,017

Other Investments - Assets*

Investments Matured	–	–	0	–

Futures Contracts	5,101,196	–	–	5,101,196

Forward Foreign Currency Contracts	–	35,116,109	–	35,116,109

Swap Agreements	–	19,288,527	–	19,288,527

	5,101,196	54,404,636	0	59,505,832

Other Investments - Liabilities*

Futures Contracts	(517,115)	–	–	(517,115)

Forward Foreign Currency Contracts	–	(43,674,366)	–	(43,674,366)

Options Written	(786,240)	(29,098,954)	–	(29,885,194)

Swap Agreements	–	(17,776,917)	–	(17,776,917)

	(1,303,355)	(90,550,237)	–	(91,853,592)

Total Other Investments	3,797,841	(36,145,601)	–	(32,347,760)

Total Investments	$392,561,371	$2,152,999,585	$1,569,301	$2,547,130,257

*	Forward foreign currency contracts, futures contracts and swap agreements are valued at unrealized appreciation (depreciation). Investments matured and options written are shown at value.

NOTE 4–Derivative Investments

The Fund may enter into an ISDA Master Agreement under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

    For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Consolidated Statement of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of April 30, 2021:

	Value
Derivative Assets	Credit Risk	Currency Risk	Equity Risk	Interest Rate Risk	Total

Unrealized appreciation on futures contracts – Exchange- Traded(a)	$-	$-	$-	$5,101,196	$5,101,196

Unrealized appreciation on swap agreements – Centrally Cleared(a)	126,291	-	-	17,916,328	18,042,619

Unrealized appreciation on forward foreign currency contracts outstanding	-	35,116,109	-	-	35,116,109

Unrealized appreciation on swap agreements – OTC	1,030,590	-	-	215,318	1,245,908

Options purchased, at value – OTC(b)	-	22,029,521	1,546,020	24,096,903	47,672,444

Total Derivative Assets	1,156,881	57,145,630	1,546,020	47,329,745	107,178,276

Derivatives not subject to master netting agreements	(126,291)	-	-	(23,017,524)	(23,143,815)

Total Derivative Assets subject to master netting agreements	$1,030,590	$57,145,630	$1,546,020	$24,312,221	$84,034,461

(a)	The daily variation margin receivable at period-end is recorded in the Consolidated Statement of Assets and Liabilities.
(b)	Options purchased, at value as reported in the Consolidated Schedule of Investments.

46	Invesco Global Strategic Income Fund

	Value
Derivative Liabilities	Credit Risk	Currency Risk	Equity Risk	Interest Rate Risk	Total

Unrealized depreciation on futures contracts – Exchange- Traded(a)	$-	$-	$-	$(517,115)	$(517,115)

Unrealized depreciation on swap agreements – Centrally Cleared(a)	(784,069)	-	-	(16,222,259)	(17,006,328)

Unrealized depreciation on forward foreign currency contracts outstanding	-	(43,674,366)	-	-	(43,674,366)

Unrealized depreciation on swap agreements – OTC	(318,651)	-	-	(451,938)	(770,589)

Options written, at value – OTC	(1,778,308)	(14,968,404)	(786,240)	(12,352,242)	(29,885,194)

Total Derivative Liabilities	(2,881,028)	(58,642,770)	(786,240)	(29,543,554)	(91,853,592)

Derivatives not subject to master netting agreements	784,069	-	-	16,739,374	17,523,443

Total Derivative Liabilities subject to master netting agreements	$(2,096,959)	$(58,642,770)	$(786,240)	$(12,804,180)	$(74,330,149)

(a)	The daily variation margin receivable at period-end is recorded in the Consolidated Statement of Assets and Liabilities.

Offsetting Assets and Liabilities

The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of April 30, 2021.

										Collateral
	Financial Derivative Assets				Financial Derivative Liabilities					(Received/Pledged)
Counterparty	Forward Foreign Currency Contracts	Options Purchased	Swap Agreements	Total Assets	Forward Foreign Currency Contracts	Options Written	Swap Agreements	Total Liabilities	Net Value of Derivatives	Non-Cash	Cash	Net Amount

Bank of America, N.A.	$5,460,595	$5,140,974	$215,318	$10,816,887	$(6,683,488)	$(2,574,513)	$-	$(9,258,001)	$1,558,886	$-	$(1,490,000)	$68,886

Barclays Bank PLC	73,639	-	-	73,639	(372,800)	-	-	(372,800)	(299,161)	-	299,161	-

Citibank, N.A.	1,550,052	-	87,293	1,637,345	(345,099)	-	(68,803)	(413,902)	1,223,443	-	-	1,223,443

Goldman Sachs International	4,283,884	22,093,042	-	26,376,926	(4,409,456)	(10,647,012)	(569,443)	(15,625,911)	10,751,015	-	(10,751,015)	-

J.P. Morgan Chase Bank, N.A.	16,579,270	6,762,548	1,115,384	24,457,202	(25,633,631)	(4,641,210)	(249,848)	(30,524,689)	(6,067,487)	-	3,230,000	(2,837,487)

Morgan Stanley and Co. International PLC	3,969,001	9,240,499	-	13,209,500	(4,294,063)	(9,330,381)	-	(13,624,444)	(414,944)	-	420,000	5,056

Royal Bank of Canada	1,387,982	-	-	1,387,982	(858,316)	-	-	(858,316)	529,666	-	-	529,666

Royal Bank of Scotland PLC	31,684	-	-	31,684	(6,292)	-	-	(6,292)	25,392	-	-	25,392

Standard Chartered Bank PLC	1,780,002	2,889,361	-	4,669,363	(1,071,221)	(1,905,838)	-	(2,977,059)	1,692,304	-	(1,692,304)	-

Total	$35,116,109	$46,126,424	$1,417,995	$82,660,528	$(43,674,366)	$(29,098,954)	$(888,094)	$(73,661,414)	$8,999,114	$-	$(9,984,158)	$(985,044)

Effect of Derivative Investments for the six months ended April 30, 2021

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Consolidated Statement of Operations
	Credit	Currency	Equity	Interest
	Risk	Risk	Risk	Rate Risk	Total

Realized Gain (Loss):
Forward foreign currency contracts	$-	$(14,788,193)	$-	$-	$(14,788,193)

Futures contracts	-	-	-	52,376,634	52,376,634

Options purchased(a)	-	3,556,798	(469,457)	15,938,942	19,026,283

Options written	-	18,677,490	141,846	14,160,616	32,979,952

Swap agreements	(2,926,376)	-	80,995	(58,156,398)	(61,001,779)

47	Invesco Global Strategic Income Fund

	Location of Gain (Loss) on
	Consolidated Statement of Operations
	Credit	Currency	Equity	Interest
	Risk	Risk	Risk	Rate Risk	Total

Change in Net Unrealized Appreciation
(Depreciation):
Forward foreign currency contracts	$-	$(22,521,187)	$-	$-	$(22,521,187)

Futures contracts	-	-	-	7,261,582	7,261,582

Options purchased(a)	-	198,889	(22,185)	(8,597,736)	(8,421,032)

Options written	1,751,773	10,974,636	(765)	3,649,763	16,375,407

Swap agreements	2,735,078	-	-	1,933,749	4,668,827

Total	$1,560,475	$(3,901,567)	$(269,566)	$28,567,152	$25,956,494

(a)	Options purchased are included in the net realized gain (loss) from investment securities and the change in net unrealized appreciation (depreciation) of investment securities.

    The table below summarizes the average notional value of derivatives held during the period.

					Foreign			Foreign
	Forward		Equity		Currency	Equity		Currency
	Foreign Currency	Futures	Options	Swaptions	Options	Options	Swaptions	Options	Swap
	Contracts	Contracts	Purchased	Purchased	Purchased	Written	Written	Written	Agreements

Average notional value	$6,054,080,336	$1,239,016,398	$102,564,000	$2,554,402,061	$2,046,691,626	$97,650,000	$1,566,442,924	$1,984,421,410	$7,494,472,646

Average Contracts	-	-	252	-	-	252	-	-	-

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2021, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $7,169.

NOTE 6—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Consolidated Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 8—Unfunded Loan Commitments

Pursuant to the terms of certain Senior Loan agreements, the Fund held the following unfunded loan commitments as of April 30, 2021. The Fund intends to reserve against such contingent obligations by designating cash, liquid securities and liquid Senior Loans as a reserve.

		Principal
Borrower	Type	Amount	Value

Avianca Holdings S.A.	Term Loan A-1	$144,017	$145,120

NOTE 9—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP.

Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund had a capital loss carryforward as of October 31, 2020, as follows:

Capital Loss Carryforward*

Expiration	Short-Term	Long-Term	Total

Not subject to expiration	$465,996,317	$389,580,617	$855,576,934

*

Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

48	Invesco Global Strategic Income Fund

NOTE 10—Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2021 was $3,491,193,593 and $4,138,599,072, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$135,096,039

Aggregate unrealized (depreciation) of investments	(160,045,247)

Net unrealized appreciation (depreciation) of investments	$(24,949,208)

Cost of investments for tax purposes is $2,568,130,002.

NOTE 11—Share Information

	Summary of Share Activity

	Six months ended		Year ended
	April 30, 2021(a)		October 31, 2020
	Shares	Amount	Shares	Amount

Sold:
Class A	12,669,928	$47,286,560	29,832,443	$107,578,242

Class C	1,565,986	5,829,577	4,765,288	17,064,552

Class R	1,422,594	5,313,693	2,784,068	9,976,042

Class Y	4,937,827	18,344,874	39,906,017	140,851,296

Class R6	1,909,645	7,167,734	1,455,833	5,101,504

Issued as reinvestment of dividends:
Class A	5,959,799	22,164,364	17,183,869	60,767,093

Class C	221,586	821,921	1,166,147	4,127,050

Class R	224,929	837,388	685,844	2,429,219

Class Y	519,431	1,930,654	2,452,224	8,694,339

Class R6	78,606	290,631	224,553	799,363

Automatic conversion of Class C shares to Class A shares:
Class A	14,618,613	55,072,085	7,225,200	25,774,220

Class C	(14,658,405)	(55,072,085)	(7,245,597)	(25,774,220)

Reacquired:
Class A	(59,553,126)	(221,995,825)	(142,057,208)	(500,314,920)

Class C	(5,036,317)	(18,721,384)	(14,281,260)	(50,385,016)

Class R	(3,127,367)	(11,699,437)	(8,038,707)	(28,258,659)

Class Y	(10,705,693)	(39,917,912)	(75,626,117)	(261,080,317)

Class R6	(1,182,513)	(4,393,960)	(5,622,436)	(20,445,524)

Net increase (decrease) in share activity	(50,134,477)	$(186,741,122)	(145,189,839)	$(503,095,736)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 13% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

49	Invesco Global Strategic Income Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2020 through April 30, 2021.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

    The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

    Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (11/01/20)	Ending Account Value (04/30/21)[1]	Expenses Paid During Period	Ending Account Value (04/30/21)[2]	Expenses Paid During Period[2]	Annualized Expense Ratio
Class A	$1,000.00	$1,045.90	$5.07	$1,019.84	$5.01	1.00%
Class C	1,000.00	1,042.10	8.91	1,016.07	8.80	1.76
Class R	1,000.00	1,041.70	6.38	1,018.55	6.31	1.26
Class Y	1,000.00	1,044.30	3.85	1,021.03	3.81	0.76
Class R5	1,000.00	1,044.90	3.19	1,021.67	3.16	0.63
Class R6	1,000.00	1,045.10	3.19	1,021.67	3.16	0.63

[1]

The actual ending account value is based on the actual total return of the Fund for the period November 1, 2020 through April 30, 2021, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

50	Invesco Global Strategic Income Fund

(This page intentionally left blank)

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎	Fund reports and prospectuses
∎	Quarterly statements
∎	Daily confirmations
∎	Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each fiscal year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-05426 and 033-19338                             Invesco Distributors, Inc.                                                                                                   O-GLSI-SAR-1

Semiannual Report to Shareholders	April 30, 2021
Invesco Global Targeted Returns Fund
Nasdaq:
A: GLTAX ∎ C: GLTCX ∎ R: GLTRX ∎ Y: GLTYX ∎ R5: GLTFX ∎ R6: GLTSX

2	Fund Performance
4	Liquidity Risk Management Program
5	Consolidated Schedule of Investments
27	Consolidated Financial Statements
30	Consolidated Financial Highlights
31	Notes to Consolidated Financial Statements
41	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes
Cumulative total returns, 10/31/20 to 4/30/21, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	1.31%
Class C Shares	0.89
Class R Shares	1.10
Class Y Shares	1.41
Class R5 Shares	1.41
Class R6 Shares	1.52
FTSE US 3-Month Treasury Bill Index▼ (Broad Market/Style-Specific Index)	0.04
Source(s): ▼RIMES Technologies Corp.

The FTSE US 3-Month Treasury Bill Index is an unmanaged index representative of three-month US Treasury bills.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their in-sights about market and economic news and trends.

2	Invesco Global Targeted Returns Fund

Average Annual Total Returns
As of 4/30/21, including maximum applicable sales charges

Class A Shares
Inception (12/19/13)	0.08%
5 Years	-1.25
1 Year	-7.40

Class C Shares
Inception (12/19/13)	0.10%
5 Years	-0.87
1 Year	-3.67

Class R Shares
Inception (12/19/13)	0.59%
5 Years	-0.38
1 Year	-2.24

Class Y Shares
Inception (12/19/13)	1.11%
5 Years	0.13
1 Year	-1.69

Class R5 Shares
Inception (12/19/13)	1.11%
5 Years	0.13
1 Year	-1.69

Class R6 Shares
Inception (12/19/13)	1.12%
5 Years	0.16
1 Year	-1.48

The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

  Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

  The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

  Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3	Invesco Global Targeted Returns Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 22-24, 2021, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2020 through December 31, 2020 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the coronavirus pandemic on the Fund and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

4	Invesco Global Targeted Returns Fund

Consolidated Schedule of Investments

April 30, 2021

(Unaudited)

	Principal Amount		Value
Non-U.S. Dollar Denominated Bonds & Notes–20.71%(a)

Belgium–0.36%
Solvay Finance S.A., 5.87%(b)(c)(d)	EUR	100,000	$136,133

France–1.41%
Burger King France S.A.S, 5.25% (3 mo. EURIBOR + 5.25%), 05/01/2023(b)(e)	EUR	100,000	120,835
Electricite de France S.A., 5.88%(b)(c)(d)	GBP	100,000	156,755
La Financiere Atalian S.A.S.U., 6.63%, 05/15/2025(b)	GBP	100,000	138,623
Picard Groupe S.A.S., 3.00% (3 mo. EURIBOR + 3.00%), 11/30/2023(b)(e)	EUR	100,000	120,355
			536,568

Germany–0.40%
Volkswagen International Finance N.V., 3.38%, 11/16/2026(b)	GBP	100,000	152,172

Italy–0.49%
Italy Buoni Poliennali Del Tesoro, 1.45%, 03/01/2036(b)	EUR	60,000	73,636
Pro-Gest S.p.A., 3.25%, 12/15/2024(b)	EUR	100,000	114,623
			188,259

Luxembourg–0.33%
Cidron Aida Finco S.a.r.l, 5.00%, 04/01/2028(b)	EUR	100,000	122,795
Helix Holdco S.A., 10.00% 9.75% PIK Rate, 0.25% Cash Rate, 04/19/2026(f)	EUR	15,898	1,290
			124,085

Mexico–10.35%
Mexican Bonos,
Series M, 7.75%, 05/29/2031	MXN	32,500,000	1,704,176
Series M 20, 7.50%, 06/03/2027	MXN	1,500,000	78,678
Series M 20, 8.50%, 05/31/2029	MXN	37,890,000	2,086,084
Petroleos Mexicanos, 8.25%, 06/02/2022(b)	GBP	50,000	73,247
			3,942,185

Portugal–0.22%
Portugal Obrigacoes do Tesouro OT, 2.88%, 10/15/2025(b)	EUR	60,000	82,431

Russia–0.07%
Russian Federal Bond - OFZ, Series 6225, 7.25%, 05/10/2034	RUB	2,000,000	27,024

	Principal Amount		Value
South Africa–3.72%
Republic of South Africa Government Bond,
Series 2030, 8.00%, 01/31/2030	ZAR	11,568,000	$737,817
Series 2032, 8.25%, 03/31/2032	ZAR	10,612,000	644,694
Series 2048, 8.75%, 02/28/2048	ZAR	650,000	35,712
			1,418,223

Spain–0.86%
Banco de Sabadell S.A., 5.63%, 05/06/2026(b)	EUR	100,000	140,588
Codere Finance 2 (Luxembourg) S.A.,
10.75%, 09/30/2023(b)	EUR	15,000	19,342
10.75%, 09/30/2023(b)	EUR	9,000	11,577
10.75%, 6.25% PIK Rate, 4.5% Cash Rate, 11/01/2023(b)(f)	EUR	100,000	81,413
Spain Government Bond, 1.95%, 04/30/2026(b)	EUR	55,000	73,246
			326,166

United Kingdom–2.50%
Barclays PLC, 7.88%(b)(c)(d)	GBP	200,000	297,431
Modulaire Global Finance PLC, 6.50%, 02/15/2023(b)	EUR	100,000	122,547
Nationwide Building SocietySeries CCDS, 10.25%(b)(d)	GBP	38,000	98,130
Next Group PLC, 3.63%, 05/18/2028(b)	GBP	100,000	151,455
Rl Finance Bonds No. 3 PLC, 6.13%, 11/13/2028(b)	GBP	100,000	170,359
Tesco Property Finance 2 PLC, 6.05%, 10/13/2039(b)	GBP	40,289	73,516
United Kingdom Gilt Inflation-Linked, 0.13%, 03/22/2026(b)	GBP	22,921	36,663
			950,101
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $7,674,133)			7,883,347

	Shares
Common Stocks & Other Equity Interests–18.78%
Australia–0.73%
Alumina Ltd.		35,323	46,878
AMP Ltd.		21,595	18,552
BHP Group PLC		763	23,051
Glencore PLC		9,511	38,740
Newcrest Mining Ltd.		1,741	35,336
Origin Energy Ltd.		6,401	20,493
QBE Insurance Group Ltd.		4,984	37,769
Woodside Petroleum Ltd.		2,057	35,939
Worley Ltd.		2,450	20,374
			277,132

Austria–0.01%
Wienerberger AG		127	4,980

Belgium–0.09%
Ageas S.A./N.V.		85	5,147

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

5                        Invesco Global Targeted Returns Fund

	Shares	Value
Belgium–(continued)
Etablissements Franz Colruyt N.V.	153	$9,074
Proximus SADP	515	10,975
Telenet Group Holding N.V.	175	7,493
		32,689

Brazil–0.12%
Itau Unibanco Holding S.A., Preference Shares	600	3,041
Wheaton Precious Metals Corp.	320	13,222
Yara International ASA	562	29,327
		45,590

Canada–0.19%
Agnico Eagle Mines Ltd.	187	11,676
Alimentation Couche-Tard, Inc., Class B	242	8,200
Barrick Gold Corp.	1,947	41,374
Dollarama, Inc.	215	10,019
		71,269

China–1.91%
Alibaba Group Holding Ltd.(g)	4,280	123,639
Alibaba Group Holding Ltd., ADR(g)	212	48,961
Autohome, Inc., ADR	602	55,824
BeiGene Ltd., ADR(g)	51	17,521
China Mobile Ltd.	2,500	16,644
China Overseas Land & Investment Ltd.	18,500	46,733
China Pacific Insurance (Group) Co. Ltd., H Shares	5,800	20,916
COSCO SHIPPING Ports Ltd.	14,000	11,761
Dongfeng Motor Group Co. Ltd., H Shares	30,000	25,993
JD.com, Inc., ADR(g)	546	42,239
Ming Yang Smart Energy Group Ltd., A Shares	1,756	4,801
Ming Yang Smart Energy Group Ltd., A Shares	7,400	20,230
NetEase, Inc., ADR	653	73,175
Suofeiya Home Collection Co. Ltd., A Shares	2,700	12,144
Tencent Holdings Ltd.	300	23,992
Tencent Holdings Ltd., ADR	1,300	103,558
Tingyi Cayman Islands Holding Corp.	18,000	32,480
Wuxi Biologics Cayman, Inc.(b)(g)	2,500	35,067
Youdao, Inc., ADR(g)	419	10,944
		726,622

Denmark–0.33%
AP Moller - Maersk A/S, Class B	6	14,894
Carlsberg A/S, Class B	117	20,495
GN Store Nord A/S	130	11,736
Novo Nordisk A/S, Class B	468	34,590
Pandora A/S	108	12,250
Royal Unibrew A/S	75	9,148
Vestas Wind Systems A/S	560	23,249
		126,362

Finland–0.22%
Elisa OYJ	92	5,221
Kesko OYJ, Class B	361	10,996
Orion OYJ, Class B	216	9,572
Stora Enso OYJ, Class R	988	18,912
UPM-Kymmene OYJ	709	27,732
Valmet OYJ	296	12,401
		84,834

	Shares	Value
France–1.13%
Atos SE(g)	111	$7,546
AXA S.A.	748	21,161
BNP Paribas S.A.(g)	277	17,786
Capgemini SE	122	22,346
Carrefour S.A.	1,233	23,868
Cie de Saint-Gobain(g)	474	29,910
Cie Generale des Etablissements Michelin S.C.A.	33	4,774
Electricite de France S.A.(g)	1,036	15,132
ENGIE S.A.(g)	913	13,574
Faurecia SE(g)	19	1,025
Hermes International	24	30,116
Iliad S.A.	53	9,627
L’Oreal S.A.	36	14,785
Orange S.A.	1,163	14,495
Publicis Groupe S.A.	229	14,824
Sanofi	618	64,804
Sartorius Stedim Biotech	24	11,027
Sopra Steria Group SACA(g)	15	2,791
TOTAL SE	2,162	95,718
Veolia Environnement S.A.	429	13,660
		428,969

Germany–0.64%
BASF SE	141	11,371
Brenntag SE	115	10,326
Covestro AG(b)	143	9,356
Daimler AG	147	13,083
Deutsche Post AG	691	40,667
Deutsche Telekom AG	1,137	21,900
HeidelbergCement AG	85	7,789
HelloFresh SE(g)	71	5,890
Henkel AG & Co. KGaA, Preference Shares	108	12,405
Infineon Technologies AG	700	28,268
Merck KGaA	167	29,397
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen	65	18,800
TAG Immobilien AG	376	11,639
Telefonica Deutschland Holding AG	1,067	3,103
Volkswagen AG, Preference Shares	20	5,223
Zalando SE(b)(g)	131	13,626
		242,843

Hong Kong–0.44%
AIA Group Ltd.	3,600	45,765
CK Asset Holdings Ltd.	9,000	56,432
CK Hutchison Holdings Ltd.	5,500	45,068
Pacific Basin Shipping Ltd.	53,000	18,578
		165,843

India–0.49%
Housing Development Finance Corp. Ltd.	1,359	44,348
ICICI Bank Ltd., ADR	2,334	38,044
Kotak Mahindra Bank Ltd.(g)	176	4,153
Larsen & Toubro Ltd.	2,069	37,424
Mahindra & Mahindra Ltd.	3,657	37,141
Shriram Transport Finance Co. Ltd.	1,511	27,342
		188,452

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

6                        Invesco Global Targeted Returns Fund

	Shares	Value
Indonesia–0.10%
PT Astra International Tbk	101,000	$38,337

Ireland–0.11%
CRH PLC	516	24,409
ICON PLC(g)	60	13,017
Ryanair Holdings PLC, ADR(g)	45	5,258
		42,684

Israel–0.06%
Nice Ltd., ADR(g)	90	21,711

Italy–0.19%
Buzzi Unicem S.p.A.	368	9,849
De Longhi S.p.A.	119	5,210
Enel S.p.A.	1,183	11,783
Intesa Sanpaolo S.p.A.(g)	2,906	8,129
Iren S.p.A.	1,976	5,890
Reply S.p.A.	51	6,927
Telecom Italia S.p.A.	30,838	16,962
UniCredit S.p.A.	804	8,305
		73,055

Japan–0.03%
Sony Group Corp., ADR	100	10,016

Jordan–0.03%
Hikma Pharmaceuticals PLC	298	10,049

Luxembourg–0.07%
ArcelorMittal S.A.(g)	557	16,246
Eurofins Scientific SE(g)	117	11,581
Helix Holdco S.A.(h)	500	0
		27,827

Netherlands–0.28%
Adyen N.V.(b)(g)	6	14,733
BE Semiconductor Industries N.V.	151	12,228
Boskalis Westminster	64	2,043
ING Groep N.V.	1,408	18,001
Koninklijke Ahold Delhaize N.V.	393	10,578
Koninklijke KPN N.V.	3,361	11,579
Randstad N.V.	136	9,825
SBM Offshore N.V.	948	16,460
Wolters Kluwer N.V.	134	12,130
		107,577

Norway–0.04%
Entra ASA(b)	132	2,980
Equinor ASA	103	2,083
Orkla ASA	1,127	11,508
		16,571

Portugal–0.04%
EDP-Energias de Portugal S.A.	2,784	15,494

Russia–0.03%
Evraz PLC	649	5,756
Sberbank of Russia PJSC, ADR	372	5,853
		11,609

Singapore–0.24%
ComfortDelGro Corp. Ltd.	8,400	10,844

	Shares	Value
Singapore–(continued)
Genting Singapore Ltd.	32,300	$20,968
United Overseas Bank Ltd.	2,900	57,972
		89,784

South Africa–0.27%
Anglo American PLC	1,229	52,187
Naspers Ltd., Class N	226	51,635
		103,822

South Korea–0.91%
Hyundai Motor Co.	11	2,086
Hyundai Motor Co., Second Pfd.	359	34,062
KB Financial Group, Inc.	552	27,122
LG Corp.	540	61,411
POSCO	74	24,168
Samsung Electronics Co. Ltd.	1,650	120,569
Samsung Electronics Co. Ltd., Preference Shares	395	25,922
Samsung Fire & Marine Insurance Co. Ltd.	296	52,655
		347,995

Spain–0.38%
Acciona S.A.	55	9,567
Amadeus IT Group S.A.(g)	428	29,145
Banco Bilbao Vizcaya Argentaria S.A.	2,996	16,787
CaixaBank S.A.	5,189	16,643
Cellnex Telecom S.A.(b)	519	29,362
Endesa S.A.	436	11,458
Industria de Diseno Textil S.A.	362	12,888
Repsol S.A.	833	9,929
Viscofan S.A.	113	7,732
		143,511

Sweden–0.28%
Axfood AB	317	7,947
Biotage AB	201	4,352
Electrolux AB, Series B	405	11,365
Getinge AB, Class B	377	12,795
Husqvarna AB, Class B	833	11,601
Lundin Energy AB	269	8,586
Sandvik AB	710	17,538
SSAB AB, Class A(g)	548	2,980
SSAB AB, Class B(g)	2,536	12,755
Swedish Match AB	157	12,893
Thule Group AB(b)	76	3,461
		106,273

Switzerland–1.00%
ABB Ltd.	386	12,531
Adecco Group AG	162	10,967
Allreal Holding AG	18	3,644
Bachem Holding AG, Class B	9	4,571
BKW AG	38	4,252
Bucher Industries AG	10	5,246
EMS-Chemie Holding AG	11	10,273
Forbo Holding AG	6	11,509
Galenica AG(b)	149	10,082
Geberit AG	17	11,206
Kuehne + Nagel International AG, Class R	35	10,461
LafargeHolcim Ltd.(g)	162	9,982

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

7                        Invesco Global Targeted Returns Fund

	Shares	Value
Switzerland–(continued)
Logitech International S.A., Class R	105	$11,747
Lonza Group AG	28	17,817
Nestle S.A.	264	31,473
Novartis AG	473	40,403
PSP Swiss Property AG	93	11,480
Roche Holding AG	175	57,017
SFS Group AG	34	4,378
SGS S.A.	5	14,809
Sonova Holding AG, Class A(g)	45	13,320
Swatch Group AG (The), BR	59	18,094
Swisscom AG	20	10,846
Tecan Group AG, Class R	66	32,141
Zurich Insurance Group AG	27	11,080
		379,329

Taiwan–0.96%
Asustek Computer, Inc.	5,000	67,578
Delta Electronics, Inc.	2,000	21,835
Hon Hai Precision Industry Co. Ltd.	8,400	35,161
MediaTek, Inc.	1,000	42,895
Sea Ltd., ADR(g)	38	9,597
Taiwan Semiconductor Manufacturing Co. Ltd.	7,000	151,689
Uni-President Enterprises Corp.	14,000	37,759
		366,514

Thailand–0.13%
Kasikornbank PCL, NVDR	11,700	49,559

United Kingdom–4.57%
3i Group PLC	823	14,567
Ashtead Group PLC	560	35,960
AstraZeneca PLC	815	86,826
Aviva PLC	5,452	30,129
B&M European Value Retail S.A.	1,484	11,594
Babcock International Group PLC(g)	4,092	16,272
BAE Systems PLC	7,959	55,697
Balfour Beatty PLC(g)	2,799	12,070
Barclays PLC	41,261	99,960
Barratt Developments PLC	3,954	42,142
Berkeley Group Holdings PLC	197	12,585
BP PLC	22,337	93,245
British American Tobacco PLC	1,572	58,327
Bunzl PLC	919	29,529
Centrica PLC(g)	32,047	25,065
Compass Group PLC(g)	1,063	23,076
Computacenter PLC	142	5,251
ConvaTec Group PLC(b)	2,901	8,747
Cranswick PLC	92	4,739
Croda International PLC	128	11,955
Dechra Pharmaceuticals PLC	91	5,069
Diageo PLC	155	6,958
easyJet PLC(g)	1,815	25,950
Experian PLC	667	25,743
Farfetch Ltd., Class A(g)	181	8,867
Fevertree Drinks PLC	486	16,835
Games Workshop Group PLC	16	2,399
GlaxoSmithKline PLC	884	16,351
Hays PLC(g)	6,438	14,544

	Shares	Value
United Kingdom–(continued)
Imperial Brands PLC	449	$9,345
International Consolidated Airlines Group S.A.(g)	1,906	5,335
J Sainsbury PLC	12,469	40,924
JD Sports Fashion PLC(g)	2,857	36,223
Kingfisher PLC(g)	2,590	12,778
Legal & General Group PLC	5,936	22,339
Marks & Spencer Group PLC(g)	9,487	20,696
Meggitt PLC(g)	2,924	18,811
Melrose Industries PLC	4,034	9,082
National Grid PLC	6,172	77,805
Natwest Group PLC	12,065	32,750
Next PLC(g)	472	50,895
Pennon Group PLC	576	8,225
Persimmon PLC	233	10,074
Phoenix Group Holdings PLC	1,018	9,999
RELX PLC	2,336	60,622
RELX PLC	150	3,905
Rolls-Royce Holdings PLC(g)	4,194	6,069
Royal Dutch Shell PLC, Class B	3,246	58,120
Royal Mail PLC(g)	1,512	10,355
Severn Trent PLC	401	13,716
Shaftesbury PLC(g)	591	5,129
Smith & Nephew PLC	1,648	35,733
SSE PLC	3,839	77,810
Standard Chartered PLC	5,427	38,953
Tate & Lyle PLC	1,059	11,699
Tesco PLC	11,633	35,494
Travis Perkins PLC(g)	1,028	21,843
Ultra Electronics Holdings PLC	647	18,066
Unilever PLC	196	11,448
United Utilities Group PLC	1,920	25,668
Vectura Group PLC(g)	3,058	4,758
Vodafone Group PLC	52,647	99,037
Whitbread PLC(g)	530	23,736
Wickes Group PLC(g)	1,152	3,977
WM Morrison Supermarkets PLC	3,874	9,300
		1,741,171

United States–2.76%
ABIOMED, Inc.(g)	14	4,490
Accenture PLC, Class A	33	9,569
Alphabet, Inc., Class A(g)	16	37,656
Alphabet, Inc., Class C(g)	14	33,742
Alteryx, Inc., Class A(g)	91	7,439
Amazon.com, Inc.(g)	14	48,544
American Express Co.	156	23,923
American Tower Corp.	51	12,993
Berkshire Hathaway, Inc., Class B(g)	24	6,599
Citigroup, Inc.	18	1,282
CME Group, Inc., Class A	24	4,848
Coca-Cola Co. (The)	407	21,970
Colgate-Palmolive Co.	173	13,961
Copart, Inc.(g)	35	4,358
Costco Wholesale Corp.	14	5,209
Crowdstrike Holdings, Inc., Class A(g)	218	45,455
Danaher Corp.	28	7,110
Edwards Lifesciences Corp.(g)	92	8,788
Equifax, Inc.	39	8,940

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

8                        Invesco Global Targeted Returns Fund

	Shares	Value
United States–(continued)
Facebook, Inc., Class A(g)	309	$100,450
Ferguson PLC	201	25,345
Home Depot, Inc. (The)	66	21,362
Illumina, Inc.(g)	79	31,034
Installed Building Products, Inc.	113	15,215
Intercontinental Exchange, Inc.	47	5,532
JPMorgan Chase & Co.	195	29,993
Markel Corp.(g)	8	9,411
Mastercard, Inc., Class A	106	40,498
Microsoft Corp.	146	36,818
Moody’s Corp.	20	6,534
Newmont Corp.	435	27,148
Okta, Inc.(g)	47	12,676
Old Dominion Freight Line, Inc.	25	6,445
PayPal Holdings, Inc.(g)	120	31,475
PepsiCo, Inc.	66	9,515
Progressive Corp. (The)	303	30,524
QIAGEN N.V.(g)	222	10,818
salesforce.com, Inc.(g)	168	38,694
ServiceNow, Inc.(g)	39	19,748
Sims Ltd.	2,083	25,382
Splunk, Inc.(g)	104	13,148
Stellantis N.V.	1,138	18,912
Texas Instruments, Inc.	135	24,369
Thermo Fisher Scientific, Inc.	81	38,089
TJX Cos., Inc. (The)	177	12,567
Twilio, Inc., Class A(g)	177	65,101
Twist Bioscience Corp.(g)	103	13,822
Uber Technologies, Inc.(g)	243	13,309
Union Pacific Corp.	43	9,550
		1,050,360
Total Common Stocks & Other Equity Interests (Cost $4,850,040)		7,148,833

	Principal
	Amount
U.S. Dollar Denominated Bonds & Notes–13.08%
Argentina–0.09%
Argentine Republic Government International Bond,
1.00%, 07/09/2029	$4,402	1,677
1.13%, 07/09/2035(i)	97,000	30,750
		32,427

Brazil–0.50%
MARB BondCo PLC, 3.95%, 01/29/2031(b)	200,000	190,317

Canada–0.30%
Bombardier, Inc., 6.00%, 10/15/2022(b)	7,000	7,011
Precision Drilling Corp., 5.25%, 11/15/2024	12,000	11,557
Primo Water Holdings, Inc., 4.38%, 04/30/2029(b)	94,000	93,912
		112,480

France–0.57%
Societe Generale S.A., 7.38%(b)(c)(d)	200,000	218,395

	Principal Amount	Value
Luxembourg–0.02%
Intelsat Jackson Holdings S.A., 8.50%, 10/15/2024(b)(j)	$13,000	$8,091

Netherlands–0.19%
Shell International Finance B.V., 2.75%, 04/06/2030	69,000	71,836

Saudi Arabia–0.00%
Valaris PLC, 7.75%, 02/01/2026(j)	18,000	1,845

Switzerland–0.50%
Credit Suisse Group AG, 4.50%(b)(c)(d)	200,000	191,500

United Kingdom–0.63%
Barclays Bank PLC, 0.44%(d)	20,000	19,198
National Westminster Bank PLC, Series B, 0.50% (6 mo. USD LIBOR + 0.25%)(d)(e)	100,000	99,500
Natwest Group PLC, Series U, 2.52% (3 mo. USD LIBOR + 2.32%)(d)(e)	100,000	99,575
TechnipFMC PLC, 6.50%, 02/01/2026(b)	21,000	22,425
		240,698

United States–10.28%
Acadia Healthcare Co., Inc., 5.00%, 04/15/2029(b)	27,000	27,988
Aethon United BR L.P./Aethon United Finance Corp., 8.25%, 02/15/2026(b)	45,000	47,897
Akumin, Inc., 7.00%, 11/01/2025(b)	43,000	44,945
Allison Transmission, Inc., 3.75%, 01/30/2031(b)	18,000	17,393
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
5.50%, 04/20/2026(b)	20,000	21,025
5.75%, 04/20/2029(b)	7,000	7,509
Antero Midstream Partners L.P./Antero Midstream Finance Corp., 5.75%, 01/15/2028(b)	22,000	22,446
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 9.00%, 11/01/2027(b)	14,000	18,235
Ashton Woods USA LLC/Ashton Woods Finance Co., 9.88%, 04/01/2027(b)	32,000	36,474
Bausch Health Americas, Inc., 9.25%, 04/01/2026(b)	18,000	19,969
Bausch Health Cos., Inc.,
6.13%, 04/15/2025(b)	20,000	20,446
5.75%, 08/15/2027(b)	7,000	7,523
6.25%, 02/15/2029(b)	14,000	14,823
Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.63%, 12/15/2025(b)	18,000	19,481
Boeing Co. (The), 5.15%, 05/01/2030	100,000	116,403
Boxer Parent Co., Inc., 9.13%, 03/01/2026(b)	33,000	34,911
Brink’s Co. (The),
5.50%, 07/15/2025(b)	12,000	12,683
4.63%, 10/15/2027(b)	28,000	29,242

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

9                        Invesco Global Targeted Returns Fund

	Principal Amount	Value
United States–(continued)
Bristow Group, Inc., 6.88%, 03/01/2028(b)	$20,000	$20,300
Calpine Corp., 3.75%, 03/01/2031(b)	30,000	28,715
Calumet Specialty Products Partners L.P./Calumet Finance Corp.,
7.63%, 01/15/2022	8,000	8,038
9.25%, 07/15/2024(b)	14,000	15,470
Camelot Finance S.A., 4.50%, 11/01/2026(b)	44,000	45,595
Cardtronics, Inc./Cardtronics USA, Inc., 5.50%, 05/01/2025(b)	29,000	29,870
Carnival Corp.,
11.50%, 04/01/2023(b)	15,000	17,257
10.50%, 02/01/2026(b)	17,000	20,059
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.75%, 02/15/2026(b)	13,000	13,473
5.13%, 05/01/2027(b)	100,000	104,804
5.00%, 02/01/2028(b)	36,000	37,665
4.50%, 08/15/2030(b)	24,000	24,447
Centene Corp.,
5.38%, 06/01/2026(b)	21,000	21,904
4.63%, 12/15/2029	7,000	7,587
3.00%, 10/15/2030	13,000	12,919
2.50%, 03/01/2031	18,000	17,235
Cinemark USA, Inc., 5.88%, 03/15/2026(b)	19,000	19,713
Clarios Global L.P., 6.75%, 05/15/2025(b)	6,000	6,452
Clarios Global L.P./Clarios US Finance Co., 8.50%, 05/15/2027(b)	18,000	19,463
Clearway Energy Operating LLC,
4.75%, 03/15/2028(b)	22,000	23,087
3.75%, 02/15/2031(b)	15,000	14,804
Cleaver-Brooks, Inc., 7.88%, 03/01/2023(b)	13,000	12,953
Cleveland Cliffs, Inc.,
9.88%, 10/17/2025(b)	9,000	10,575
5.88%, 06/01/2027	13,000	13,650
6.25%, 10/01/2040	6,000	6,084
CNX Resources Corp., 7.25%, 03/14/2027(b)	19,000	20,548
Colony-Capital, Inc., Conv., 5.00%, 04/15/2023	9,000	9,255
Commercial Metals Co., 3.88%, 02/15/2031	19,000	19,026
Community Health Systems, Inc.,
6.63%, 02/15/2025(b)	12,000	12,673
8.00%, 03/15/2026(b)	23,000	24,811
8.00%, 12/15/2027(b)	3,000	3,306
Core & Main Holdings L.P., 9.38% PIK Rate, 8.63% Cash Rate, 09/15/2024(b)(f)	42,000	42,914
Crowdstrike Holdings, Inc., 3.00%, 02/15/2029	19,000	18,854
CSC Holdings LLC, 6.75%, 11/15/2021	42,000	43,207
Dana, Inc.,
5.50%, 12/15/2024	14,000	14,312
5.38%, 11/15/2027	8,000	8,538
5.63%, 06/15/2028	2,000	2,158

	Principal Amount	Value
United States–(continued)
DaVita, Inc.,
4.63%, 06/01/2030(b)	$10,000	$10,138
3.75%, 02/15/2031(b)	36,000	34,245
Dell International LLC/EMC Corp.,
7.13%, 06/15/2024(b)	22,000	22,626
8.10%, 07/15/2036(b)	100,000	148,139
Delta Air Lines, Inc.,
7.00%, 05/01/2025(b)	30,000	34,903
7.38%, 01/15/2026	19,000	22,332
DISH Network Corp., Conv., 3.38%, 08/15/2026	21,000	22,155
Diversified Healthcare Trust, 4.38%, 03/01/2031	19,000	18,399
Dun & Bradstreet Corp. (The),
6.88%, 08/15/2026(b)	6,000	6,394
10.25%, 02/15/2027(b)	6,000	6,666
Embarq Corp., 8.00%, 06/01/2036	28,000	32,646
Encompass Health Corp., 4.75%, 02/01/2030	18,000	18,923
Energizer Holdings, Inc.,
4.75%, 06/15/2028(b)	8,000	8,199
4.38%, 03/31/2029(b)	19,000	18,882
EnerSys, 5.00%, 04/30/2023(b)	29,000	30,432
EnPro Industries, Inc., 5.75%, 10/15/2026	22,000	23,343
Entercom Media Corp., 6.75%, 03/31/2029(b)	18,000	18,599
EQM Midstream Partners L.P., 5.50%, 07/15/2028	13,000	13,825
Ford Motor Co.,
8.50%, 04/21/2023	134,000	150,247
9.00%, 04/22/2025	17,000	20,782
9.63%, 04/22/2030	14,000	19,653
4.75%, 01/15/2043	11,000	11,109
Gartner, Inc., 4.50%, 07/01/2028(b)	18,000	18,945
GCP Applied Technologies, Inc., 5.50%, 04/15/2026(b)	29,000	29,901
Genesis Energy L.P./Genesis Energy Finance Corp.,
5.63%, 06/15/2024	5,000	5,009
6.25%, 05/15/2026	4,000	3,925
8.00%, 01/15/2027	7,000	7,220
7.75%, 02/01/2028	12,000	12,136
Global Medical Response, Inc., 6.50%, 10/01/2025(b)	26,000	26,650
Gray Television, Inc., 7.00%, 05/15/2027(b)	17,000	18,590
Group 1 Automotive, Inc., 4.00%, 08/15/2028(b)	12,000	12,000
Hadrian Merger Sub, Inc., 8.50%, 05/01/2026(b)	43,000	44,766
Hanesbrands, Inc., 5.38%, 05/15/2025(b)	48,000	50,580
HCA, Inc.,
5.88%, 02/15/2026	12,000	13,800
5.38%, 09/01/2026	14,000	15,913
Hilcorp Energy I L.P./Hilcorp Finance Co.,
6.25%, 11/01/2028(b)	11,000	11,438
5.75%, 02/01/2029(b)	6,000	6,119

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

10                        Invesco Global Targeted Returns Fund

	Principal Amount	Value
United States–(continued)
Holly Energy Partners L.P./Holly Energy Finance Corp., 5.00%, 02/01/2028(b)	$20,000	$20,687
IRB Holding Corp.,
7.00%, 06/15/2025(b)	4,000	4,310
6.75%, 02/15/2026(b)	24,000	24,894
iStar, Inc., 4.75%, 10/01/2024	17,000	17,757
J.B. Poindexter & Co., Inc., 7.13%, 04/15/2026(b)	16,000	16,940
Kenan Advantage Group, Inc. (The), 7.88%, 07/31/2023(b)	21,000	21,052
Kraft Heinz Foods Co. (The),
6.88%, 01/26/2039	10,000	13,748
5.00%, 06/04/2042	18,000	20,820
5.50%, 06/01/2050	23,000	28,633
L Brands, Inc., 6.88%, 11/01/2035	15,000	18,208
LCM Investments Holdings II LLC, 4.88%, 05/01/2029(b)	17,000	17,411
Level 3 Financing, Inc., 3.75%, 07/15/2029(b)	28,000	27,335
Macy’s, Inc., 8.38%, 06/15/2025(b)	67,000	74,046
MEDNAX, Inc., 6.25%, 01/15/2027(b)	18,000	19,103
Meredith Corp., 6.88%, 02/01/2026	31,000	31,852
MGM Resorts International,
6.00%, 03/15/2023	9,000	9,645
4.63%, 09/01/2026	30,000	31,631
Midwest Gaming Borrower LLC, 4.88%, 05/01/2029(b)	22,000	22,021
Mohegan Gaming & Entertainment, 8.00%, 02/01/2026(b)	28,000	28,456
Nabors Industries, Inc., 5.75%, 02/01/2025	24,000	19,890
Navient Corp.,
7.25%, 01/25/2022	30,000	31,162
7.25%, 09/25/2023	16,000	17,420
5.00%, 03/15/2027	12,000	12,105
NCL Corp. Ltd., 12.25%, 05/15/2024(b)	22,000	26,863
NESCO Holdings II, Inc., 5.50%, 04/15/2029(b)	17,000	17,531
Netflix, Inc.,
5.88%, 11/15/2028	19,000	23,142
5.38%, 11/15/2029(b)	9,000	10,699
New Enterprise Stone & Lime Co., Inc.,
6.25%, 03/15/2026(b)	10,000	10,319
9.75%, 07/15/2028(b)	8,000	8,960
New Fortress Energy, Inc., 6.50%, 09/30/2026(b)	33,000	33,719
NFP Corp., 6.88%, 08/15/2028(b)	20,000	21,015
NGL Energy Operating LLC/NGL Energy Finance Corp., 7.50%, 02/01/2026(b)	15,000	15,731
NGL Energy Partners L.P./NGL Energy Finance Corp., 7.50%, 04/15/2026	13,000	11,623
NMG Holding Co., Inc./Neiman Marcus Group LLC, 7.13%, 04/01/2026(b)	19,000	19,459

	Principal Amount	Value
United States–(continued)
NMI Holdings, Inc., 7.38%, 06/01/2025(b)	$13,000	$14,969
Northern Oil and Gas, Inc., 8.13%, 03/01/2028(b)	16,000	16,465
Oasis Midstream Partners L.P./OMP Finance Corp., 8.00%, 04/01/2029(b)	17,000	17,420
Occidental Petroleum Corp.,
8.50%, 07/15/2027	1,000	1,218
6.38%, 09/01/2028	7,000	7,849
6.13%, 01/01/2031	21,000	23,389
6.45%, 09/15/2036	2,000	2,275
6.20%, 03/15/2040	12,000	12,780
4.10%, 02/15/2047	17,000	14,175
OneMain Finance Corp.,
5.38%, 11/15/2029	18,000	19,449
4.00%, 09/15/2030	40,000	38,750
Ovintiv Exploration, Inc., 5.63%, 07/01/2024	11,000	12,277
Par Pharmaceutical, Inc., 7.50%, 04/01/2027(b)	34,000	35,827
Penske Automotive Group, Inc., 5.50%, 05/15/2026	15,000	15,506
Post Holdings, Inc.,
5.63%, 01/15/2028(b)	8,000	8,440
4.63%, 04/15/2030(b)	12,000	12,135
Prestige Brands, Inc., 3.75%, 04/01/2031(b)	24,000	23,069
Range Resources Corp., 8.25%, 01/15/2029(b)	16,000	17,378
Rayonier A.M. Products, Inc.,
5.50%, 06/01/2024(b)	12,000	11,730
7.63%, 01/15/2026(b)	17,000	18,103
Rockies Express Pipeline LLC,
4.80%, 05/15/2030(b)	20,000	19,725
6.88%, 04/15/2040(b)	14,000	15,068
Royal Caribbean Cruises Ltd., 9.13%, 06/15/2023(b)	8,000	8,842
RP Escrow Issuer LLC, 5.25%, 12/15/2025(b)	18,000	18,762
SBA Communications Corp., 3.88%, 02/15/2027	17,000	17,414
Schweitzer-Mauduit International, Inc., 6.88%, 10/01/2026(b)	26,000	27,588
Scientific Games International, Inc.,
8.63%, 07/01/2025(b)	5,000	5,475
8.25%, 03/15/2026(b)	19,000	20,496
Scripps Escrow II, Inc., 3.88%, 01/15/2029(b)	19,000	18,908
SEG Holding LLC/SEG Finance Corp., 5.63%, 10/15/2028(b)	25,000	26,344
Sensata Technologies B.V., 4.88%, 10/15/2023(b)	16,000	17,204
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc., 4.63%, 03/01/2029(b)	25,000	25,224
SM Energy Co.,
5.00%, 01/15/2024	15,000	14,392
10.00%, 01/15/2025(b)	5,000	5,694
6.75%, 09/15/2026	5,000	4,844
6.63%, 01/15/2027	11,000	10,643

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

11                        Invesco Global Targeted Returns Fund

	Principal Amount	Value
United States–(continued)
Southwestern Energy Co., 4.10%, 03/15/2022	$10,000	$10,110
Sprint Corp., 7.63%, 02/15/2025	31,000	36,851
SunCoke Energy Partners L.P./SunCoke Energy Partners Finance Corp., 7.50%, 06/15/2025(b)	33,000	34,432
Sysco Corp., 5.65%, 04/01/2025	10,000	11,707
Talen Energy Supply LLC, 7.63%, 06/01/2028(b)	27,000	28,037
Taylor Morrison Communities, Inc., 6.63%, 07/15/2027(b)	26,000	28,177
Titan International, Inc., 6.50%, 11/30/2023	28,000	29,000
Trinseo Materials Operating S.C.A./Trinseo Materials Finance, Inc., 5.13%, 04/01/2029(b)	21,000	21,359
United Airlines, Inc., 4.38%, 04/15/2026(b)	18,000	18,701
USA Compression Partners L.P./USA Compression Finance Corp., 6.88%, 09/01/2027	20,000	21,070
Verizon Communications, Inc., 0.75%, 03/22/2024	35,000	35,148
Vistra Operations Co. LLC,
5.63%, 02/15/2027(b)	6,000	6,248
5.00%, 07/31/2027(b)	12,000	12,447
Waste Pro USA, Inc., 5.50%, 02/15/2026(b)	28,000	28,641
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.13%, 10/01/2029(b)	18,000	18,629
Yum! Brands, Inc., 7.75%, 04/01/2025(b)	4,000	4,375
		3,913,689
Total U.S. Dollar Denominated Bonds & Notes (Cost $4,686,412)		4,981,278

Investment Abbreviations:

ADR	– American Depositary Receipt
BR	– Bearer Shares
Conv.	– Convertible
EUR	– Euro
EURIBOR	– Euro Interbank Offered Rate
GBP	– British Pound Sterling
LIBOR	– London Interbank Offered Rate
MXN	– Mexican Peso
NVDR	– Non-Voting Depositary Receipt
Pfd.	– Preferred
PIK	– Pay-in-Kind
RUB	– Russian Ruble
USD	– U.S. Dollar
ZAR	– South African Rand

	Principal Amount	Value
U.S. Treasury Securities–0.70%
U.S. Treasury Inflation – Indexed Bonds–0.21%
0.75%, 07/15/2028(k)	$69,400	$ 80,986

U.S. Treasury Inflation – Indexed Notes–0.08%
0.13%, 01/15/2023(k)	28,527	29,849

U.S. Treasury Notes–0.41%
2.75%, 07/31/2023	52,878	52,854
1.63%, 05/15/2026	105,509	103,771
		156,625
Total U.S. Treasury Securities (Cost $256,314)		267,460

	Shares
Money Market Funds–37.55%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(l)(m)	3,195,617	3,195,617
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(l)(m)	2,350,874	2,351,814
Invesco STIC (Global Series) PLC, U.S. Dollar Liquidity Portfolio (Ireland), Institutional Class, 0.02%(l)(m)	5,095,014	5,095,014
Invesco Treasury Portfolio, Institutional Class, 0.01%(l)(m)	3,652,134	3,652,134
Total Money Market Funds (Cost $14,294,502)		14,294,579

Options Purchased–1.58%
(Cost $683,115)(n)		599,743
TOTAL INVESTMENTS IN SECURITIES—92.40% (Cost $32,444,516)		35,175,240
OTHER ASSETS LESS LIABILITIES–7.60%		2,894,972
NET ASSETS–100.00%		$38,070,212

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

12                        Invesco Global Targeted Returns Fund

Notes to Consolidated Schedule of Investments:

(a)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2021 was $6,005,460, which represented 15.77% of the Fund’s Net Assets.

(c)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(d)	Perpetual bond with no specified maturity date.
(e)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on April 30, 2021.
(f)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(g)	Non-income producing security.
(h)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(i)	Step coupon bond. Rate shown is the rate in effect on April 30, 2021.
(j)

Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at April 30, 2021 was $9,936, which represented less than 1% of the Fund’s Net Assets.

(k)	Principal amount of security and interest payments are adjusted for inflation. See Note 1I.
(l)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2021.

	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value April 30, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$2,847,029	$9,012,557	$(8,663,969)	$-	$-	$3,195,617	$334
Invesco Liquid Assets Portfolio, Institutional Class	2,125,627	6,437,541	(6,211,353)	(459)	458	2,351,814	382
Invesco STIC (Global Series) PLC, U.S. Dollar Liquidity Portfolio, Institutional Class	6,509,172	2,667,363	(4,081,521)	-	-	5,095,014	1,604
Invesco Treasury Portfolio, Institutional Class	3,253,747	10,300,065	(9,901,678)	-	-	3,652,134	151
Total	$14,735,575	$28,417,526	$(28,858,521)	$(459)	$458	$14,294,579	$2,471

(m)	The rate shown is the 7-day SEC standardized yield as of April 30, 2021.
(n)	The table below details options purchased.

Open Over-The-Counter Index Options Purchased(a)
Description	Type of Contract	Counterparty	Expiration Date	Number of Contracts	Exercise Price		Notional Value(b)		Value
Equity Risk
EURO STOXX 50 Index	Call	Barclays Bank PLC	07/16/2021	184	EUR	4,050.00	EUR	7,452,000	$129,002
S&P 500 Index	Call	Barclays Bank PLC	07/16/2021	5	USD	4,270.00	USD	2,135,000	35,875
S&P 500 Index	Call	Barclays Bank PLC	07/16/2021	39	USD	4,270.00	USD	16,653,000	279,827
Subtotal – Index Call Options Purchased				228					444,704
Equity Risk
FTSE China A50 Index	Put	Goldman Sachs International	12/30/2021	176	CNY	16,307.00	CNY	2,870,032	25,515
FTSE China A50 Index	Put	Goldman Sachs International	12/30/2021	170	CNY	16,512.00	CNY	2,807,040	26,982
FTSE China A50 Index	Put	J.P. Morgan Chase Bank, N.A.	12/30/2021	167	CNY	16,120.00	CNY	2,692,040	22,255
FTSE China A50 Index	Put	J.P. Morgan Chase Bank, N.A.	12/30/2021	176	CNY	16,358.00	CNY	2,879,008	26,101
FTSE China A50 Index	Put	UBS AG	12/30/2021	176	CNY	16,290.00	CNY	2,867,040	25,321
FTSE China A50 Index	Put	UBS AG	12/30/2021	167	CNY	16,529.00	CNY	2,760,343	26,704
Subtotal – Index Put Options Purchased				1,032					152,878
Total Index Options Purchased				1,260					$597,582

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $676,132.
(b)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Over-The-Counter Foreign Currency Options Purchased(a)

Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Notional Value	Value
Currency Risk
USD versus CAD	Call	Goldman Sachs International	01/21/2022	CAD	1.33	USD 600,000	$2,161

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $676,132.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

13                        Invesco Global Targeted Returns Fund

Open Over-The-Counter Index Options Written(a)

Description	Type of Contract	Counterparty	Expiration Date	Number of Contracts	Exercise Price		Premiums Received	Notional Value(b)		Value	Unrealized Appreciation (Depreciation)
Equity Risk
EURO STOXX 50 Index	Call	Barclays Bank PLC	07/16/2021	92	EUR	3,900.00	$(139,677)	EUR	3,588,000	$(155,429)	$(15,752)
S&P 500 Index	Call	Barclays Bank PLC	07/16/2021	2	USD	4,120.00	(26,146)	USD	824,000	(30,833)	(4,687)
S&P 500 Index	Call	Barclays Bank PLC	07/16/2021	20	USD	4,120.00	(256,000)	USD	8,240,000	(308,330)	(52,330)
Subtotal – Index Call Options Written				114			(421,823)			(494,592)	(72,769)
Equity Risk
EURO STOXX 50 Index	Put	Barclays Bank PLC	06/18/2021	46	EUR	3,525.00	(10,998)	EUR	1,621,500	(13,164)	(2,166)
S&P 500 Index	Put	Barclays Bank PLC	06/18/2021	1	USD	3,710.00	(2,972)	USD	371,000	(1,795)	1,177
S&P 500 Index	Put	Barclays Bank PLC	06/18/2021	10	USD	3,710.00	(30,463)	USD	3,710,000	(17,948)	12,515
Subtotal – Index Put Options Written				57			(44,433)			(32,907)	11,526
Total Index Options Written				171			$(466,256)			$(527,499)	$(61,243)

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $676,132
(b)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Over-The-Counter Foreign Currency Options Written(a)

Description	Type of Contract	Counterparty	Expiration Date	Exercise Price	Premiums Received	Notional Value	Value	Unrealized Appreciation (Depreciation)
Currency Risk
USD versus CAD	Put	Goldman Sachs International	01/21/2022	CAD 1.20	$(5,238)	USD 600,000	$(7,626)	$(2,388)

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $676,132.

Open Futures Contracts(a)

Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Equity Risk
E-Mini S&P 500 Index	7	June-2021	$1,461,040	$20,776	$20,776
FTSE 100 Index	1	June-2021	95,810	655	655
FTSE UK Mid Cap Tradeable Plus Index	12	June-2021	828,904	38,039	38,039
Nikkei 225 Index	15	June-2021	1,984,628	6,252	6,252
SPI 200 Index	15	June-2021	2,022,747	64,103	64,103
Subtotal				129,825	129,825
Interest Rate Risk
Euro-Bobl	5	June-2021	809,895	(1,437)	(1,437)
Euro-Bund	2	June-2021	408,765	(3,613)	(3,613)
Subtotal				(5,050)	(5,050)
Subtotal–Long Futures Contracts				124,775	124,775
Short Futures Contracts
Equity Risk
EURO STOXX 600 Index	72	June-2021	(1,880,126)	(69,013)	(69,013)
EURO STOXX Mid Index	6	June-2021	(183,331)	815	815
MSCI AC Asia ex Japan Index	31	June-2021	(2,079,585)	13,376	13,376
MSCI World Index	19	June-2021	(1,670,860)	(71,084)	(71,084)
Subtotal				(125,906)	(125,906)

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

14                        Invesco Global Targeted Returns Fund

Open Futures Contracts(a) –(continued)

Short Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
Long Gilt	2	June-2021	$(352,637)	$3,463	$3,463
U.S. Treasury 10 Year Notes	3	June-2021	(396,094)	6,087	6,087
Subtotal				9,550	9,550
Subtotal-Short Futures Contracts				(116,356)	(116,356)
Total Futures Contracts				$8,419	$8,419

(a)	Futures contracts collateralized by $205,201 cash held with Bank of America, the futures commission merchant.

Open Centrally Cleared Credit Default Swap Agreements(a)

Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(b)	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Credit Risk
Markit iTraxx Europe Crossover Index, Series 35, Version 1	Buy	(5.00)%	Quarterly	06/20/2026	2.490%	EUR	25,000	$(3,601)	$(3,566)	$35
Markit iTraxx Europe Crossover Index, Series 35, Version 1	Sell	5.00	Quarterly	06/20/2026	2.490	EUR	533,000	71,600	76,028	4,428
Markit CDX North America High Yield Index, Series 36, Version 1	Sell	5.00	Quarterly	06/20/2026	2.873	USD	521,000	44,448	51,407	6,959
Subtotal - Appreciation								112,447	123,869	11,422
Credit Risk
Markit iTraxx Europe Crossover Index, Series 35, Version 1	Buy	(5.00)	Quarterly	06/20/2026	2.490	EUR	38,000	(5,408)	(5,420)	(12)
Markit CDX North America High Yield Index, Series 36, Version 1	Buy	(5.00)	Quarterly	06/20/2026	2.873	USD	48,000	(4,597)	(4,736)	(139)
Subtotal - Depreciation								(10,005)	(10,156)	(151)
Total Centrally Cleared Credit Default Swap Agreements								$102,442	$113,713	$11,271

(a)	Centrally cleared swap agreements collateralized by $1,246,225 cash held with Credit Suisse.
(b)

Implied credit spreads represent the current level, as of April 30, 2021, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Open Centrally Cleared Interest Rate Swap Agreements(a)
Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
Pay	28 Day MXN TIIE	28 Day	6.93%	28 Day	06/16/2021	MXN	1,500,000	$–	$ 248	$ 248
Receive	6 Month AUD BBSW	Semi-Annually	(1.22)	Semi-Annually	03/15/2026	AUD	2,138,000	–	611	611
Pay	3 Month USD LIBOR	Quarterly	2.47	Semi-Annually	03/19/2041	USD	1,321,460	–	801	801
Pay	6 Month AUD BBSW	Semi-Annually	1.28	Semi-Annually	03/15/2026	AUD	973,102	–	1,049	1,049
Pay	6 Month AUD BBSW	Semi-Annually	1.29	Semi-Annually	03/15/2026	AUD	973,102	–	1,187	1,187
Pay	6 Month AUD BBSW	Semi-Annually	1.27	Semi-Annually	03/15/2026	AUD	1,946,205	–	1,489	1,489
Receive	3 Month USD LIBOR	Quarterly	(2.39)	Semi-Annually	03/19/2041	USD	492,061	–	2,839	2,839
Pay	6 Month AUD BBSW	Semi-Annually	1.30	Semi-Annually	03/15/2026	AUD	1,946,204	–	3,071	3,071
Receive	6 Month EUR LIBOR	Semi-Annually	(0.38)	Yearly	12/18/2040	EUR	129,375	–	8,608	8,608
Receive	6 Month EUR LIBOR	Semi-Annually	(0.37)	Yearly	12/18/2040	EUR	129,375	–	8,765	8,765
Receive	6 Month EUR LIBOR	Semi-Annually	(0.33)	Yearly	12/18/2040	EUR	129,375	–	9,228	9,228
Pay	6 Month AUD BBSW	Semi-Annually	1.34	Semi-Annually	03/15/2026	AUD	3,891,387	–	9,371	9,371
Receive	6 Month EUR LIBOR	Semi-Annually	(0.35)	Yearly	03/19/2041	EUR	134,320	–	9,392	9,392

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

15                        Invesco Global Targeted Returns Fund

Open Centrally Cleared Interest Rate Swap Agreements(a)–(continued)
Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Receive	3 Month USD LIBOR	Quarterly	(0.60)%	Semi-Annually	03/17/2026	USD	711,205	$–	$11,050	$11,050
Receive	3 Month USD LIBOR	Quarterly	(0.75)	Semi-Annually	03/17/2026	USD	1,464,829	–	11,798	11,798
Receive	6 Month EUR LIBOR	Semi-Annually	(0.29)	Yearly	06/16/2026	EUR	4,902,000	–	12,993	12,993
Receive	3 Month USD LIBOR	Quarterly	(0.54)	Semi-Annually	03/17/2026	USD	722,717	–	13,060	13,060
Receive	6 Month EUR LIBOR	Semi-Annually	(0.79)	Yearly	03/19/2041	EUR	725,000	–	13,870	13,870
Receive	6 Month EUR LIBOR	Semi-Annually	(0.35)	Yearly	12/18/2040	EUR	258,750	–	17,959	17,959
Receive	6 Month EUR LIBOR	Semi-Annually	(0.33)	Yearly	03/19/2041	EUR	268,680	–	19,329	19,329
Receive	3 Month USD LIBOR	Quarterly	(0.56)	Semi-Annually	03/17/2026	USD	1,202,624	–	21,123	21,123
Receive	3 Month USD LIBOR	Quarterly	(0.61)	Semi-Annually	03/17/2026	USD	1,428,241	–	21,328	21,328
Receive	6 Month EUR LIBOR	Semi-Annually	(0.37)	Yearly	09/19/2040	EUR	322,428	–	21,858	21,858
Receive	6 Month EUR LIBOR	Semi-Annually	(0.36)	Yearly	09/19/2040	EUR	322,429	–	22,138	22,138
Receive	3 Month USD LIBOR	Quarterly	(0.58)	Semi-Annually	03/17/2026	USD	1,335,546	–	22,168	22,168
Receive	6 Month EUR LIBOR	Semi-Annually	(0.35)	Yearly	09/19/2040	EUR	322,428	–	22,512	22,512
Receive	6 Month EUR LIBOR	Semi-Annually	(0.33)	Yearly	09/19/2040	EUR	322,429	–	23,090	23,090
Receive	3 Month USD LIBOR	Quarterly	(0.74)	Semi-Annually	03/17/2026	USD	2,934,171	–	25,545	25,545
Receive	6 Month EUR LIBOR	Semi-Annually	(0.36)	Yearly	12/18/2040	EUR	388,125	–	26,497	26,497
Receive	6 Month EUR LIBOR	Semi-Annually	(0.29)	Yearly	12/18/2040	EUR	374,500	–	28,470	28,470
Receive	3 Month USD LIBOR	Quarterly	(0.59)	Semi-Annually	03/17/2026	USD	2,226,160	–	35,337	35,337
Receive	6 Month EUR LIBOR	Semi-Annually	(0.34)	Yearly	12/18/2040	EUR	517,500	–	36,558	36,558
Receive	3 Month USD LIBOR	Quarterly	(0.57)	Semi-Annually	03/17/2026	USD	2,740,465	–	45,888	45,888
Receive	3 Month USD LIBOR	Quarterly	(0.55)	Semi-Annually	03/17/2026	USD	2,596,042	–	46,231	46,231
Receive	6 Month EUR LIBOR	Semi-Annually	(0.32)	Yearly	12/18/2040	EUR	776,272	–	56,899	56,899
Receive	6 Month EUR LIBOR	Semi-Annually	(0.34)	Yearly	09/19/2040	EUR	967,286	–	68,242	68,242
Receive	6 Month EUR LIBOR	Semi-Annually	(0.31)	Yearly	12/18/2040	EUR	1,035,068	–	76,411	76,411
Receive	6 Month EUR LIBOR	Semi-Annually	(0.30)	Yearly	12/18/2040	EUR	1,150,750	–	86,548	86,548
Subtotal - Appreciation								–	843,561	843,561
Interest Rate Risk
Pay	3 Month USD LIBOR	Quarterly	1.64	Semi-Annually	12/18/2040	USD	4,400,000	–	(282,423)	(282,423)
Pay	3 Month USD LIBOR	Quarterly	1.58	Semi-Annually	12/18/2040	USD	1,436,263	–	(98,976)	(98,976)
Pay	3 Month USD LIBOR	Quarterly	1.61	Semi-Annually	12/18/2040	USD	1,444,000	–	(96,209)	(96,209)
Pay	3 Month USD LIBOR	Quarterly	0.55	Semi-Annually	03/17/2026	USD	3,256,000	–	(58,288)	(58,288)
Pay	3 Month USD LIBOR	Quarterly	1.53	Semi-Annually	12/18/2040	USD	722,000	–	(52,403)	(52,403)
Pay	3 Month USD LIBOR	Quarterly	1.55	Semi-Annually	12/18/2040	USD	722,000	–	(51,585)	(51,585)
Pay	3 Month USD LIBOR	Quarterly	1.60	Semi-Annually	12/18/2040	USD	722,000	–	(48,570)	(48,570)
Pay	3 Month USD LIBOR	Quarterly	1.99	Semi-Annually	03/19/2041	USD	866,351	–	(31,301)	(31,301)
Pay	6 Month AUD BBSW	Semi-Annually	0.85	Semi-Annually	03/15/2026	AUD	2,764,266	–	(23,988)	(23,988)
Pay	3 Month USD LIBOR	Quarterly	1.71	Semi-Annually	12/18/2040	USD	350,909	–	(20,757)	(20,757)
Pay	6 Month AUD BBSW	Semi-Annually	0.84	Semi-Annually	03/15/2026	AUD	1,842,844	–	(16,509)	(16,509)
Pay	6 Month AUD BBSW	Semi-Annually	1.04	Semi-Annually	03/15/2026	AUD	3,685,770	–	(16,483)	(16,483)
Pay	6 Month AUD BBSW	Semi-Annually	0.92	Semi-Annually	03/15/2026	AUD	1,842,886	–	(13,114)	(13,114)
Pay	3 Month USD LIBOR	Quarterly	2.14	Semi-Annually	03/19/2041	USD	508,828	–	(12,675)	(12,675)
Pay	3 Month USD LIBOR	Quarterly	1.62	Semi-Annually	12/18/2040	USD	163,955	–	(10,773)	(10,773)
Pay	6 Month AUD BBSW	Semi-Annually	0.80	Semi-Annually	03/15/2026	AUD	921,422	–	(9,093)	(9,093)
Pay	6 Month AUD BBSW	Semi-Annually	0.87	Semi-Annually	03/15/2026	AUD	921,422	–	(7,730)	(7,730)
Pay	6 Month AUD BBSW	Semi-Annually	0.90	Semi-Annually	03/15/2026	AUD	921,443	–	(6,913)	(6,913)
Pay	6 Month AUD BBSW	Semi-Annually	0.91	Semi-Annually	03/15/2026	AUD	921,443	–	(6,725)	(6,725)
Pay	6 Month AUD BBSW	Semi-Annually	0.93	Semi-Annually	03/15/2026	AUD	921,443	–	(6,389)	(6,389)
Pay	6 Month AUD BBSW	Semi-Annually	0.94	Semi-Annually	03/15/2026	AUD	921,443	–	(6,159)	(6,159)
Pay	6 Month AUD BBSW	Semi-Annually	0.96	Semi-Annually	03/15/2026	AUD	921,443	–	(5,782)	(5,782)
Pay	6 Month AUD BBSW	Semi-Annually	1.20	Semi-Annually	03/15/2026	AUD	1,843,175	–	(1,399)	(1,399)

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

16                        Invesco Global Targeted Returns Fund

Open Centrally Cleared Interest Rate Swap Agreements(a)–(continued)
Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Pay	6 Month EUR LIBOR	Semi-Annually	(0.30)%	Yearly	06/16/2026	EUR	293,000	$–	$(995)	$(995)
Receive	6 Month AUD BBSW	Semi-Annually	(1.26)	Semi-Annually	03/15/2026	AUD	1,509,000	–	(907)	(907)
Pay	6 Month EUR LIBOR	Semi-Annually	(0.27)	Yearly	06/16/2026	EUR	296,000	–	(364)	(364)
Pay	3 Month USD LIBOR	Quarterly	0.99	Semi-Annually	06/17/2026	USD	1,071,000	–	(235)	(235)
Subtotal – Depreciation								–	(886,745)	(886,745)
Total Centrally Cleared Interest Rate Swap Agreements								$–	$(43,184)	$(43,184)

(a)	Centrally cleared swap agreements collateralized by $1,246,225 cash held with Credit Suisse.

Open Centrally Cleared Inflation Rate Swap Agreements(a)
Pay/Receive	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
Pay	United Kingdom RPI	At Maturity	3.96%	At Maturity	04/15/2028	GBP	10,930,000	$–	$ 355,085	$ 355,085
Receive	United States CPI Urban Consumers NSA	At Maturity	(2.52)	At Maturity	04/08/2026	USD	810,000	–	7,687	7,687
Receive	United States CPI Urban Consumers NSA	At Maturity	(2.60)	At Maturity	04/29/2026	USD	629,000	–	2,552	2,552
Receive	United Kingdom RPI	At Maturity	(3.63)	At Maturity	04/15/2028	GBP	538,000	–	2,514	2,514
Subtotal – Appreciation								–	367,838	367,838
Interest Rate Risk
Pay	United States CPI Urban Consumers NSA	At Maturity	2.31	At Maturity	02/26/2026	USD	872,790	–	(18,935)	(18,935)
Pay	United States CPI Urban Consumers NSA	At Maturity	2.31	At Maturity	02/26/2026	USD	872,790	–	(19,051)	(19,051)
Pay	United States CPI Urban Consumers NSA	At Maturity	2.30	At Maturity	02/26/2026	USD	875,420	–	(19,687)	(19,687)
Pay	United States CPI Urban Consumers NSA	At Maturity	1.90	At Maturity	12/04/2025	USD	464,286	–	(20,589)	(20,589)
Pay	United States CPI Urban Consumers NSA	At Maturity	1.93	At Maturity	11/18/2025	USD	498,283	–	(21,263)	(21,263)
Pay	United States CPI Urban Consumers NSA	At Maturity	1.93	At Maturity	11/18/2025	USD	498,283	–	(21,263)	(21,263)
Pay	United States CPI Urban Consumers NSA	At Maturity	1.87	At Maturity	12/03/2025	USD	464,357	–	(21,324)	(21,324)
Pay	United States CPI Urban Consumers NSA	At Maturity	1.84	At Maturity	12/02/2025	USD	464,357	–	(22,055)	(22,055)
Pay	United States CPI Urban Consumers NSA	At Maturity	1.83	At Maturity	11/30/2025	USD	496,412	–	(23,756)	(23,756)
Pay	United States CPI Urban Consumers NSA	At Maturity	1.82	At Maturity	11/17/2025	USD	498,283	–	(24,128)	(24,128)
Pay	United States CPI Urban Consumers NSA	At Maturity	1.82	At Maturity	11/17/2025	USD	498,283	–	(24,128)	(24,128)
Pay	United States CPI Urban Consumers NSA	At Maturity	1.80	At Maturity	11/27/2025	USD	496,412	–	(24,610)	(24,610)
Pay	United States CPI Urban Consumers NSA	At Maturity	1.80	At Maturity	11/27/2025	USD	496,412	–	(24,610)	(24,610)
Pay	United States CPI Urban Consumers NSA	At Maturity	1.79	At Maturity	11/19/2025	USD	498,283	–	(25,043)	(25,043)
Pay	United States CPI Urban Consumers NSA	At Maturity	1.79	At Maturity	11/19/2025	USD	498,284	–	(25,043)	(25,043)
Pay	United States CPI Urban Consumers NSA	At Maturity	1.79	At Maturity	11/20/2025	USD	498,283	–	(25,046)	(25,046)
Pay	United States CPI Urban Consumers NSA	At Maturity	1.79	At Maturity	11/20/2025	USD	498,284	–	(25,046)	(25,046)
Pay	United States CPI Urban Consumers NSA	At Maturity	1.79	At Maturity	11/24/2025	USD	498,283	–	(25,056)	(25,056)
Pay	United States CPI Urban Consumers NSA	At Maturity	1.79	At Maturity	11/24/2025	USD	498,283	–	(25,056)	(25,056)
Pay	United States CPI Urban Consumers NSA	At Maturity	1.78	At Maturity	11/25/2025	USD	498,283	–	(25,189)	(25,189)
Pay	United States CPI Urban Consumers NSA	At Maturity	1.78	At Maturity	11/23/2025	USD	498,283	–	(25,212)	(25,212)
Pay	United States CPI Urban Consumers NSA	At Maturity	1.78	At Maturity	11/23/2025	USD	498,284	–	(25,212)	(25,212)
Pay	United States CPI Urban Consumers NSA	At Maturity	1.77	At Maturity	11/25/2025	USD	498,284	–	(25,448)	(25,448)
Pay	United States CPI Urban Consumers NSA	At Maturity	1.83	At Maturity	09/14/2025	USD	493,783	–	(25,621)	(25,621)
Pay	United States CPI Urban Consumers NSA	At Maturity	1.73	At Maturity	09/23/2025	USD	744,382	–	(41,536)	(41,536)
Pay	United States CPI Urban Consumers NSA	At Maturity	1.72	At Maturity	09/23/2025	USD	744,382	–	(42,118)	(42,118)
Pay	United States CPI Urban Consumers NSA	At Maturity	1.70	At Maturity	09/24/2025	USD	744,383	–	(42,547)	(42,547)
Pay	United States CPI Urban Consumers NSA	At Maturity	1.68	At Maturity	09/24/2025	USD	743,853	–	(43,243)	(43,243)

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

17                        Invesco Global Targeted Returns Fund

Open Centrally Cleared Inflation Rate Swap Agreements(a)–(continued)
Pay/Receive	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Pay	United States CPI Urban Consumers NSA	At Maturity	1.80%	At Maturity	09/14/2025	USD	896,853	$–	$(47,943)	$(47,943)
Receive	United Kingdom RPI	At Maturity	(3.75)	At Maturity	04/15/2028	GBP	602,000	–	(5,099)	(5,099)
Subtotal – Depreciation								–	(784,857)	(784,857)
Total – Centrally Cleared Inflation Swap Agreements								$–	$(417,019)	$(417,019)

(a)	Centrally cleared swap agreements collateralized by $1,246,225 cash held with Credit Suisse.

Open Over-The-Counter Variance Swap Agreements(a)
Counterparty	Reference Entity	Pay/ Receive Variance	Volatility Strike Rate	Payment Frequency	Maturity Date	Notional Value		Unrealized Appreciation (Depreciation)
Equity Risk
Goldman Sachs International	S&P 500 Index	Pay	29.20%	At Maturity	12/17/2021	USD	1,282	$8,601
Goldman Sachs International	S&P 500 Index	Pay	29.86	At Maturity	12/17/2021	USD	338	2,628
Merrill Lynch International	S&P 500 Index	Pay	29.50	At Maturity	12/17/2021	USD	1,282	8,897
Merrill Lynch International	S&P 500 Index	Pay	29.25	At Maturity	12/17/2021	USD	1,282	8,649
Merrill Lynch International	S&P 500 Index	Pay	29.00	At Maturity	12/17/2021	USD	1,282	8,403
Merrill Lynch International	S&P 500 Index	Pay	29.00	At Maturity	12/15/2023	USD	7,520	27,080
Merrill Lynch International	S&P 500 Index	Pay	29.00	At Maturity	12/15/2023	USD	5,241	19,023
Societe Generale	S&P 500 Index	Pay	30.50	At Maturity	12/17/2021	USD	686	5,643
Societe Generale	S&P 500 Index	Pay	30.60	At Maturity	12/17/2021	USD	569	4,688
Societe Generale	S&P 500 Index	Pay	32.85	At Maturity	12/17/2021	USD	338	3,310
Societe Generale	S&P 500 Index	Pay	31.00	At Maturity	12/17/2021	USD	338	2,824
Subtotal – Appreciation								99,746
Equity Risk
Goldman Sachs International	Russell 2000 Index	Receive	33.00	At Maturity	12/17/2021	USD	1,282	(5,856)
Goldman Sachs International	Russell 2000 Index	Receive	33.56	At Maturity	12/17/2021	USD	333	(1,896)
Merrill Lynch International	Russell 2000 Index	Receive	32.25	At Maturity	12/17/2021	USD	1,282	(5,023)
Merrill Lynch International	Russell 2000 Index	Receive	32.90	At Maturity	12/17/2021	USD	1,282	(5,746)
Merrill Lynch International	Russell 2000 Index	Receive	33.25	At Maturity	12/17/2021	USD	1,282	(6,133)
Societe Generale	Russell 2000 Index	Receive	33.60	At Maturity	12/17/2021	USD	588	(3,359)
Societe Generale	Russell 2000 Index	Receive	34.25	At Maturity	12/17/2021	USD	586	(3,651)
Societe Generale	Russell 2000 Index	Receive	35.35	At Maturity	12/17/2021	USD	333	(2,372)
Societe Generale	Russell 2000 Index	Receive	37.25	At Maturity	12/17/2021	USD	333	(2,880)
Subtotal – Depreciation								(36,916)
Total – Variance Swap Agreements								$62,830

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $676,132.

Open Over-The-Counter Volatility Swap Agreements(a)
Counterparty	Reference Entity	Pay/ Receive Variance	Volatility Strike Rate	Payment Frequency	Maturity Date	Notional Value		Unrealized Appreciation (Depreciation)
Currency Risk
Barclays Bank PLC	EUR/USD	Receive	6.45%	At Maturity	12/14/2022	EUR	7,698	$4,531
BNP Paribas S.A.	EUR/USD	Pay	7.63	At Maturity	12/14/2022	EUR	4,334	5,584
BNP Paribas S.A.	EUR/USD	Receive	6.75	At Maturity	12/14/2022	EUR	7,965	1,884
BNP Paribas S.A.	USD/JPY	Receive	7.25	At Maturity	01/23/2023	USD	6,316	922
BNP Paribas S.A.	USD/JPY	Receive	7.33	At Maturity	01/23/2023	USD	12,985	1,439
BNP Paribas S.A.	USD/JPY	Receive	7.40	At Maturity	01/23/2023	USD	6,316	136
J.P. Morgan Chase Bank, N.A.	EUR/USD	Receive	5.98	At Maturity	12/14/2022	EUR	3,746	4,885
J.P. Morgan Chase Bank, N.A.	EUR/USD	Receive	6.31	At Maturity	12/14/2022	EUR	8,559	7,894
Morgan Stanley and Co. International PLC	EUR/USD	Pay	9.40	At Maturity	12/14/2022	EUR	4,645	15,396

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

18                        Invesco Global Targeted Returns Fund

Open Over-The-Counter Volatility Swap Agreements(a)–(continued)
Counterparty	Reference Entity	Pay/ Receive Variance	Volatility Strike Rate	Payment Frequency	Maturity Date	Notional Value		Unrealized Appreciation (Depreciation)
Morgan Stanley and Co. International PLC	EUR/USD	Receive	6.50%	At Maturity	12/14/2022	EUR	4,280	$3,052
Morgan Stanley and Co. International PLC	USD/JPY	Pay	7.60	At Maturity	01/23/2023	USD	2,808	2,429
Societe Generale	EUR/USD	Receive	6.50	At Maturity	12/14/2022	EUR	8,340	4,427
Societe Generale	EUR/USD	Receive	6.80	At Maturity	12/14/2022	EUR	4,673	862
Subtotal – Appreciation								53,441
Currency Risk
Barclays Bank PLC	EUR/USD	Receive	6.58	At Maturity	11/16/2021	EUR	1,851	(1,934)
Barclays Bank PLC	EUR/USD	Receive	6.68	At Maturity	11/16/2021	EUR	1,851	(2,123)
Barclays Bank PLC	EUR/USD	Receive	6.68	At Maturity	11/16/2021	EUR	1,851	(2,154)
BNP Paribas S.A.	EUR/USD	Pay	6.70	At Maturity	12/14/2022	EUR	2,778	(910)
BNP Paribas S.A.	EUR/USD	Receive	7.85	At Maturity	11/13/2023	EUR	8,119	(10,824)
BNP Paribas S.A.	USD/JPY	Receive	7.98	At Maturity	06/10/2021	USD	6,404	(14,755)
BNP Paribas S.A.	USD/JPY	Receive	8.08	At Maturity	06/10/2021	USD	6,404	(15,466)
BNP Paribas S.A.	USD/JPY	Receive	8.05	At Maturity	07/07/2021	USD	7,643	(17,842)
BNP Paribas S.A.	USD/JPY	Receive	7.80	At Maturity	11/13/2023	USD	1,505	(1,309)
BNP Paribas S.A.	USD/JPY	Receive	7.85	At Maturity	11/13/2023	USD	1,505	(1,372)
BNP Paribas S.A.	USD/JPY	Receive	7.95	At Maturity	01/10/2024	USD	1,567	(1,474)
BNP Paribas S.A.	USD/JPY	Receive	7.95	At Maturity	01/10/2024	USD	1,567	(1,474)
BNP Paribas S.A.	USD/JPY	Receive	7.95	At Maturity	01/10/2024	USD	3,134	(2,948)
Citibank, N.A.	EUR/USD	Receive	7.50	At Maturity	11/13/2023	EUR	8,118	(7,390)
Goldman Sachs International	EUR/USD	Receive	7.19	At Maturity	06/10/2021	EUR	4,994	(6,070)
Goldman Sachs International	EUR/USD	Receive	7.74	At Maturity	06/10/2021	EUR	4,994	(9,871)
Goldman Sachs International	EUR/USD	Receive	7.18	At Maturity	11/05/2021	EUR	2,303	(4,201)
Goldman Sachs International	USD/JPY	Receive	7.60	At Maturity	11/13/2023	USD	1,148	(805)
Goldman Sachs International	USD/JPY	Receive	7.68	At Maturity	11/13/2023	USD	1,148	(885)
Goldman Sachs International	USD/JPY	Receive	7.73	At Maturity	11/13/2023	USD	1,466	(1,178)
Goldman Sachs International	USD/JPY	Receive	7.80	At Maturity	11/13/2023	USD	1,466	(1,297)
Goldman Sachs International	USD/JPY	Receive	7.85	At Maturity	11/13/2023	USD	1,466	(1,371)
Goldman Sachs International	USD/JPY	Receive	7.90	At Maturity	11/13/2023	USD	1,505	(1,459)
Goldman Sachs International	USD/JPY	Receive	7.85	At Maturity	01/10/2024	USD	3,103	(2,525)
Goldman Sachs International	USD/JPY	Receive	7.95	At Maturity	01/10/2024	USD	3,103	(2,877)
J.P. Morgan Chase Bank, N.A.	USD/JPY	Receive	8.74	At Maturity	01/23/2023	USD	3,734	(7,723)
J.P. Morgan Chase Bank, N.A.	USD/JPY	Receive	8.93	At Maturity	01/23/2023	USD	3,734	(8,400)
J.P. Morgan Chase Bank, N.A.	USD/JPY	Receive	9.00	At Maturity	01/23/2023	USD	3,734	(8,507)
J.P. Morgan Chase Bank, N.A.	USD/JPY	Receive	9.10	At Maturity	01/23/2023	USD	3,734	(8,952)
J.P. Morgan Chase Bank, N.A.	USD/JPY	Receive	9.14	At Maturity	01/23/2023	USD	3,734	(9,087)
Morgan Stanley and Co. International PLC	EUR/USD	Receive	6.70	At Maturity	11/16/2021	EUR	1,851	(2,185)
Morgan Stanley and Co. International PLC	EUR/USD	Receive	7.00	At Maturity	12/14/2022	EUR	23,893	(1,276)
Morgan Stanley and Co. International PLC	USD/JPY	Receive	8.00	At Maturity	01/23/2023	USD	3,160	(4,030)
Morgan Stanley and Co. International PLC	USD/JPY	Receive	7.80	At Maturity	11/13/2023	USD	1,148	(1,025)
Morgan Stanley and Co. International PLC	USD/JPY	Receive	7.80	At Maturity	11/13/2023	USD	1,148	(1,028)
Standard Chartered Bank PLC	USD/JPY	Receive	7.53	At Maturity	01/10/2024	USD	6,917	(3,168)
UBS AG	USD/JPY	Receive	7.08	At Maturity	11/16/2021	USD	2,188	(2,829)
UBS AG	USD/JPY	Receive	7.23	At Maturity	11/16/2021	USD	2,189	(3,205)
UBS AG	USD/JPY	Receive	7.30	At Maturity	11/16/2021	USD	2,188	(3,319)
UBS AG	USD/JPY	Receive	7.33	At Maturity	11/16/2021	USD	2,188	(3,395)
Subtotal – Depreciation								(182,643)
Total – Volatility Swap Agreements								$(129,202)

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $676,132.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

19                        Invesco Global Targeted Returns Fund

Open Over-The-Counter Total Return Swap Agreements(a)(b)
Counterparty	Pay/ Receive	Reference Entity	Floating Rate Index	Payment Frequency	Number of Contracts	Maturity Date	Notional Value	Upfront Payments Paid (Received)	Value	Unrealized Appreciation
Equity Risk
BNP Paribas S.A.	Receive	EURO STOXX Mid Net Return EUR Index	3 Month EURIBOR - 0.25%	Quarterly	585	November–2021	$671,898	$–	$22,242	$ 22,242
BNP Paribas S.A.	Receive	EURO STOXX Mid Net Return EUR Index	3 Month EURIBOR - 0.25%	Quarterly	581	November–2021	667,215	–	22,087	22,087
BNP Paribas S.A.	Receive	EURO STOXX Mid Net Return EUR Index	3 Month EURIBOR - 0.25%	Quarterly	580	November–2021	665,069	–	22,016	22,016
BNP Paribas S.A.	Receive	FTSE Taiwan RIC Capped Price Index	3 Month USD LIBOR + 0.03%	Quarterly	235	November–2021	638,556	–	56,741	56,741
BNP Paribas S.A.	Receive	FTSE Taiwan RIC Capped Price Index	3 Month USD LIBOR + 0.03%	Quarterly	233	November–2021	638,474	–	50,905	50,905
BNP Paribas S.A.	Receive	FTSE Taiwan RIC Capped Price Index	3 Month USD LIBOR + 0.05%	Quarterly	140	November–2021	640,521	–	32,632	32,632
Goldman Sachs International	Receive	China Securities Index 500 Net Total Return Index	3 Month USD LIBOR - 10.250%	Quarterly	48	December–2021	423,493	–	20,808	20,808
Goldman Sachs International	Receive	China Securities Index 500 Net Total Return Index	3 Month USD LIBOR - 11.250%	Quarterly	49	December–2021	429,863	–	21,120	21,120
J.P. Morgan Chase Bank, N.A.	Receive	China Securities Index 500 Net Total Return Index	3 Month EURIBOR - 10.50%	Quarterly	49	December–2021	434,226	–	21,303	21,303
J.P. Morgan Chase Bank, N.A.	Receive	China Securities Index 500 Net Total Return Index	3 Month USD LIBOR - 10.750%	Quarterly	49	December–2021	430,973	–	21,123	21,123
J.P. Morgan Chase Bank, N.A.	Receive	FTSE Taiwan RIC Capped Price Index	3 Month USD LIBOR + 0.04%	Quarterly	235	November–2021	638,105	–	57,192	57,192
UBS AG	Receive	China Securities Index 500 Net Total Return Index	3 Month USD LIBOR - 10.250%	Quarterly	48	December–2021	428,399	–	21,006	21,006
UBS AG	Receive	China Securities Index 500 Net Total Return Index	3 Month USD LIBOR - 11.250%	Quarterly	49	December–2021	432,878	–	21,260	21,260
Total – Total Return Swap Agreements								$–	$390,435	$390,435

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $676,132.
(b)	The Fund receives or pays payments based on any positive or negative return on the Reference Entity, respectively.

Open Forward Foreign Currency Contracts
Settlement Date		Contract to				Unrealized Appreciation (Depreciation)
	Counterparty	Deliver		Receive
Currency Risk
05/12/2021	Barclays Bank PLC	AUD	1,472,333	USD	1,145,186	$ 10,939
05/12/2021	Barclays Bank PLC	EUR	133,473	SEK	1,362,000	406
05/12/2021	Barclays Bank PLC	KRW	22,846,000	USD	20,517	80
05/12/2021	Barclays Bank PLC	TWD	600,000	USD	21,498	5
05/12/2021	Barclays Bank PLC	USD	216,990	CNY	1,407,200	222
06/11/2021	Barclays Bank PLC	EUR	90,053	CHF	100,000	1,259
06/11/2021	Barclays Bank PLC	JPY	89,100,845	USD	823,726	8,239
07/12/2021	Barclays Bank PLC	USD	116,011	KRW	130,041,000	316
08/10/2021	Barclays Bank PLC	TWD	4,498,832	USD	165,886	3,214

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

20                        Invesco Global Targeted Returns Fund

Open Forward Foreign Currency Contracts–(continued)
Settlement Date		Contract to				Unrealized Appreciation (Depreciation)
	Counterparty	Deliver		Receive
05/14/2021	BNP Paribas S.A.	USD	130,621	EUR	110,000	$ 1,652
06/11/2021	BNP Paribas S.A.	AUD	1,472,333	USD	1,146,308	11,899
06/11/2021	BNP Paribas S.A.	USD	367,174	MXN	7,739,500	13,294
07/12/2021	BNP Paribas S.A.	EUR	1,409,241	PLN	6,493,036	16,173
05/12/2021	Citibank, N.A.	GBP	18,000	EUR	20,730	67
05/14/2021	Citibank, N.A.	EUR	560,000	USD	679,006	5,616
08/10/2021	Citibank, N.A.	TWD	11,640,727	USD	428,914	7,999
08/10/2021	Citibank, N.A.	USD	179,178	CNY	1,179,082	1,525
05/12/2021	Deutsche Bank AG	JPY	54,301,484	USD	499,891	3,017
05/12/2021	Goldman Sachs International	EUR	118,259	GBP	104,333	1,893
05/12/2021	Goldman Sachs International	HUF	800,846,263	EUR	2,245,827	26,074
05/12/2021	Goldman Sachs International	USD	126,702	BRL	717,400	5,271
05/12/2021	Goldman Sachs International	USD	377,006	MXN	8,017,112	18,413
06/11/2021	Goldman Sachs International	EUR	567,106	NOK	5,713,000	4,048
06/11/2021	Goldman Sachs International	USD	115,664	KRW	130,041,000	658
06/11/2021	Goldman Sachs International	USD	428,157	MXN	9,132,654	20,798
08/10/2021	Goldman Sachs International	TWD	22,494,344	USD	825,633	12,264
08/20/2021	Goldman Sachs International	HKD	34,484,000	USD	4,442,069	1,559
09/10/2021	Goldman Sachs International	TWD	45,922,967	USD	1,676,354	9,842
10/14/2021	Goldman Sachs International	TWD	23,993,766	USD	885,391	11,215
05/12/2021	J.P. Morgan Chase Bank, N.A.	EUR	1,131,741	NOK	11,426,000	11,835
05/12/2021	J.P. Morgan Chase Bank, N.A.	GBP	1,166,880	NOK	13,750,000	40,332
05/12/2021	J.P. Morgan Chase Bank, N.A.	JPY	37,712,700	EUR	287,786	961
05/12/2021	J.P. Morgan Chase Bank, N.A.	USD	181,621	BRL	988,016	135
05/12/2021	J.P. Morgan Chase Bank, N.A.	USD	1,531,371	MXN	31,156,058	5,308
06/11/2021	J.P. Morgan Chase Bank, N.A.	GBP	340,000	USD	472,797	3,202
07/12/2021	J.P. Morgan Chase Bank, N.A.	EUR	95,675	CHF	106,000	1,093
08/10/2021	J.P. Morgan Chase Bank, N.A.	TWD	35,331,790	USD	1,288,151	10,596
09/10/2021	J.P. Morgan Chase Bank, N.A.	TWD	19,494,935	USD	720,368	12,911
01/12/2022	J.P. Morgan Chase Bank, N.A.	HKD	12,316,990	USD	1,589,115	2,839
05/12/2021	Merrill Lynch International	EUR	221,364	PLN	1,017,011	2,018
05/12/2021	Merrill Lynch International	JPY	53,460,507	USD	491,884	2,705
05/12/2021	Morgan Stanley and Co. International PLC	EUR	13,572	CHF	15,000	109
05/12/2021	Morgan Stanley and Co. International PLC	JPY	20,369,708	USD	187,594	1,206
05/12/2021	Morgan Stanley and Co. International PLC	USD	124,203	MXN	2,579,124	3,005
06/11/2021	Morgan Stanley and Co. International PLC	EUR	511,733	NOK	5,141,700	2,034
06/11/2021	Morgan Stanley and Co. International PLC	JPY	35,318,319	USD	325,358	2,110
07/12/2021	Morgan Stanley and Co. International PLC	EUR	62,400	NOK	628,430	376
08/20/2021	Morgan Stanley and Co. International PLC	HKD	3,220,750	USD	414,794	57
10/14/2021	Morgan Stanley and Co. International PLC	TWD	12,449,433	USD	454,641	1,066
06/11/2021	Natwest Group PLC	EUR	56,922	NOK	571,300	150
05/12/2021	Royal Bank of Canada	USD	364,999	MXN	7,628,781	11,267
05/25/2021	Societe Generale	DKK	589,010	USD	95,678	421
05/25/2021	Societe Generale	USD	14,583	CHF	13,316	6
07/12/2021	Standard Chartered Bank PLC	USD	119,185	TWD	3,361,667	1,962
08/10/2021	Standard Chartered Bank PLC	TWD	54,911,998	USD	2,012,129	26,575
08/10/2021	Standard Chartered Bank PLC	USD	856,062	TWD	24,079,300	14,618
09/10/2021	Standard Chartered Bank PLC	TWD	11,005,166	USD	408,507	9,137
10/14/2021	Standard Chartered Bank PLC	TWD	59,821,278	USD	2,206,858	27,364
01/12/2022	Standard Chartered Bank PLC	HKD	14,793,630	USD	1,908,518	3,283

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

21                        Invesco Global Targeted Returns Fund

Open Forward Foreign Currency Contracts–(continued)
Settlement Date		Contract to				Unrealized Appreciation (Depreciation)
	Counterparty	Deliver		Receive
05/12/2021	State Street Bank & Trust Co.	EUR	318,554	HUF	114,895,106	$ 646
05/12/2021	State Street Bank & Trust Co.	EUR	134,643	SEK	1,383,000	1,479
05/12/2021	State Street Bank & Trust Co.	GBP	23,000	EUR	26,927	614
05/12/2021	State Street Bank & Trust Co.	INR	1,158,000	USD	15,691	100
05/12/2021	State Street Bank & Trust Co.	JPY	27,962,500	EUR	214,158	1,646
05/12/2021	State Street Bank & Trust Co.	USD	184,302	AUD	242,000	2,128
05/12/2021	State Street Bank & Trust Co.	USD	275,320	CNY	1,809,100	3,928
05/25/2021	State Street Bank & Trust Co.	AUD	857,062	USD	665,858	5,559
05/25/2021	State Street Bank & Trust Co.	DKK	26,000	USD	4,214	10
05/25/2021	State Street Bank & Trust Co.	EUR	1,553,169	USD	1,868,779	719
05/25/2021	State Street Bank & Trust Co.	GBP	1,586,682	USD	2,202,502	11,129
05/25/2021	State Street Bank & Trust Co.	HKD	56,658	USD	7,299	4
05/25/2021	State Street Bank & Trust Co.	JPY	34,928,552	USD	322,952	3,315
05/25/2021	State Street Bank & Trust Co.	KRW	425,360,667	USD	381,272	779
05/25/2021	State Street Bank & Trust Co.	MXN	36,095,648	USD	1,810,739	32,971
05/25/2021	State Street Bank & Trust Co.	NOK	549,683	USD	66,050	12
05/25/2021	State Street Bank & Trust Co.	SEK	1,064,194	USD	126,584	853
05/25/2021	State Street Bank & Trust Co.	USD	2,259	CAD	2,805	23
05/25/2021	State Street Bank & Trust Co.	USD	53,483	CNY	347,740	137
05/25/2021	State Street Bank & Trust Co.	USD	1,131	DKK	7,000	1
05/25/2021	State Street Bank & Trust Co.	USD	24,028	EUR	20,000	27
05/25/2021	State Street Bank & Trust Co.	USD	186	INR	14,000	2
05/25/2021	State Street Bank & Trust Co.	USD	1,435	NOK	12,000	7
05/25/2021	State Street Bank & Trust Co.	USD	1,943	THB	61,000	16
05/25/2021	State Street Bank & Trust Co.	USD	12,107	TWD	339,000	50
05/25/2021	State Street Bank & Trust Co.	ZAR	22,893,027	USD	1,602,626	28,665
05/26/2021	State Street Bank & Trust Co.	USD	1,283	CAD	1,591	12
08/20/2021	State Street Bank & Trust Co.	USD	649,046	HKD	5,046,000	728
05/12/2021	UBS AG	JPY	20,369,709	USD	188,116	1,727
05/12/2021	UBS AG	USD	465,888	MXN	9,644,764	9,810
06/11/2021	UBS AG	JPY	35,318,320	USD	326,265	3,017
08/20/2021	UBS AG	HKD	3,468,500	USD	446,684	45
09/10/2021	UBS AG	TWD	4,498,832	USD	166,840	3,580
01/12/2022	UBS AG	HKD	6,164,379	USD	795,294	1,399
Subtotal–Appreciation						511,776
Currency Risk
05/12/2021	Barclays Bank PLC	CHF	13,000	EUR	11,816	(30)
05/12/2021	Barclays Bank PLC	NOK	13,750,000	GBP	1,149,323	(64,580)
05/12/2021	Barclays Bank PLC	PLN	750,482	EUR	164,313	(333)
06/11/2021	Barclays Bank PLC	CNY	4,838,067	USD	742,804	(2,227)
06/11/2021	Barclays Bank PLC	EUR	1,451,492	PLN	6,620,054	(387)
06/11/2021	Barclays Bank PLC	USD	82,826	INR	6,108,000	(949)
06/11/2021	Barclays Bank PLC	USD	115,812	TWD	3,180,667	(1,564)
07/12/2021	Barclays Bank PLC	HUF	536,845,263	EUR	1,482,723	(5,972)
08/10/2021	Barclays Bank PLC	CNY	5,789,223	USD	865,142	(22,100)
08/10/2021	Barclays Bank PLC	USD	143,028	TWD	3,914,094	(1,499)
10/14/2021	Barclays Bank PLC	USD	402,128	TWD	10,916,107	(4,417)
05/12/2021	BNP Paribas S.A.	EUR	88,876	CHF	96,000	(1,728)
05/12/2021	BNP Paribas S.A.	MXN	12,160,791	USD	563,875	(35,919)
05/12/2021	BNP Paribas S.A.	USD	292,966	AUD	377,000	(2,535)

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

22                        Invesco Global Targeted Returns Fund

Open Forward Foreign Currency Contracts–(continued)
Settlement Date		Contract to				Unrealized Appreciation (Depreciation)
	Counterparty	Deliver		Receive
05/12/2021	BNP Paribas S.A.	USD	79,408	INR	5,873,000	$ (338)
05/12/2021	BNP Paribas S.A.	USD	107,613	KRW	119,939,000	(321)
05/14/2021	BNP Paribas S.A.	USD	153,363	GBP	110,000	(1,444)
06/11/2021	BNP Paribas S.A.	EUR	128,640	GBP	111,333	(1,005)
06/11/2021	BNP Paribas S.A.	MXN	10,952,654	USD	518,030	(20,394)
06/11/2021	BNP Paribas S.A.	SEK	5,736,167	EUR	559,079	(5,157)
06/11/2021	BNP Paribas S.A.	USD	145,556	EUR	120,000	(1,177)
06/11/2021	BNP Paribas S.A.	USD	1,489,941	JPY	159,737,484	(27,959)
07/12/2021	BNP Paribas S.A.	AUD	2,289,333	USD	1,746,365	(17,764)
07/12/2021	BNP Paribas S.A.	EUR	1,815,712	JPY	237,046,366	(15,846)
07/12/2021	BNP Paribas S.A.	USD	88,784	INR	6,595,000	(788)
07/12/2021	Canadian Imperial Bank of Commerce	SEK	630,978	EUR	61,407	(652)
05/12/2021	Citibank, N.A.	CHF	11,000	EUR	9,967	(62)
05/12/2021	Citibank, N.A.	EUR	155,212	SEK	1,574,000	(689)
05/12/2021	Citibank, N.A.	MXN	6,417,319	USD	295,659	(20,856)
05/14/2021	Citibank, N.A.	GBP	450,000	USD	620,089	(1,395)
05/12/2021	Deutsche Bank AG	EUR	569,627	JPY	71,996,300	(26,152)
05/12/2021	Deutsche Bank AG	USD	1,415,365	JPY	148,501,408	(56,536)
06/11/2021	Deutsche Bank AG	EUR	1,149,666	JPY	148,532,367	(23,805)
06/11/2021	Deutsche Bank AG	SEK	573,617	EUR	55,929	(490)
07/12/2021	Deutsche Bank AG	EUR	1,078,140	NOK	10,797,570	(756)
07/12/2021	Deutsche Bank AG	SEK	10,841,355	EUR	1,058,447	(7,157)
05/12/2021	Goldman Sachs International	CNY	15,786,684	USD	2,427,451	(9,340)
05/12/2021	Goldman Sachs International	EUR	605,796	JPY	76,536,067	(28,103)
05/12/2021	Goldman Sachs International	MXN	6,417,319	USD	299,251	(17,264)
05/12/2021	Goldman Sachs International	USD	72,737	MXN	1,465,715	(445)
05/12/2021	Goldman Sachs International	USD	107,081	TWD	2,963,667	(921)
05/25/2021	Goldman Sachs International	USD	16,163	AUD	20,862	(91)
05/25/2021	Goldman Sachs International	USD	4,246	EUR	3,515	(19)
05/25/2021	Goldman Sachs International	USD	3,771	SEK	31,603	(37)
05/25/2021	Goldman Sachs International	USD	3,369	ZAR	48,513	(34)
06/11/2021	Goldman Sachs International	CNY	4,524,900	USD	691,730	(5,075)
07/12/2021	Goldman Sachs International	BRL	4,714,242	USD	827,801	(34,843)
08/10/2021	Goldman Sachs International	USD	783,525	TWD	21,327,013	(12,366)
08/20/2021	Goldman Sachs International	USD	66,449	HKD	515,000	(132)
09/10/2021	Goldman Sachs International	USD	401,882	TWD	10,916,107	(5,744)
05/12/2021	J.P. Morgan Chase Bank, N.A.	BRL	4,714,242	USD	844,223	(23,009)
05/12/2021	J.P. Morgan Chase Bank, N.A.	EUR	1,964,806	PLN	8,829,465	(34,152)
05/12/2021	J.P. Morgan Chase Bank, N.A.	MXN	51,519,575	USD	2,532,272	(8,777)
05/12/2021	J.P. Morgan Chase Bank, N.A.	SEK	11,472,334	EUR	1,122,693	(5,304)
05/14/2021	J.P. Morgan Chase Bank, N.A.	USD	27,704	GBP	20,000	(83)
05/18/2021	J.P. Morgan Chase Bank, N.A.	USD	78,136	JPY	8,500,000	(355)
05/18/2021	J.P. Morgan Chase Bank, N.A.	USD	25,516	TRY	200,000	(1,535)
06/11/2021	J.P. Morgan Chase Bank, N.A.	BRL	4,714,242	USD	842,699	(22,166)
06/11/2021	J.P. Morgan Chase Bank, N.A.	CNY	2,000,000	USD	305,070	(2,917)
06/11/2021	J.P. Morgan Chase Bank, N.A.	EUR	540,000	USD	643,629	(6,078)
06/11/2021	J.P. Morgan Chase Bank, N.A.	HUF	413,225,934	EUR	1,129,097	(20,843)
06/11/2021	J.P. Morgan Chase Bank, N.A.	MXN	7,739,500	USD	359,986	(20,482)
06/11/2021	J.P. Morgan Chase Bank, N.A.	ZAR	609,968	USD	39,289	(2,550)
07/12/2021	J.P. Morgan Chase Bank, N.A.	CNY	3,628,200	USD	552,028	(5,392)

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

23                        Invesco Global Targeted Returns Fund

Open Forward Foreign Currency Contracts–(continued)
Settlement Date		Contract to				Unrealized Appreciation (Depreciation)
	Counterparty	Deliver		Receive
07/12/2021	J.P. Morgan Chase Bank, N.A.	EUR	145,612	GBP	124,333	$ (3,567)
07/12/2021	J.P. Morgan Chase Bank, N.A.	MXN	23,649,787	USD	1,158,015	(554)
07/16/2021	J.P. Morgan Chase Bank, N.A.	EUR	200,000	USD	238,319	(2,493)
07/16/2021	J.P. Morgan Chase Bank, N.A.	GBP	370,000	USD	507,903	(3,188)
08/20/2021	J.P. Morgan Chase Bank, N.A.	USD	454,786	HKD	3,529,000	(356)
05/12/2021	Merrill Lynch International	HUF	82,530,519	EUR	224,316	(5,881)
05/12/2021	Morgan Stanley and Co. International PLC	EUR	242,463	HUF	87,074,619	(765)
05/12/2021	Morgan Stanley and Co. International PLC	MXN	6,160,628	USD	285,262	(18,592)
05/12/2021	Morgan Stanley and Co. International PLC	NOK	2,482,000	EUR	247,579	(482)
05/12/2021	Morgan Stanley and Co. International PLC	PLN	1,191,274	EUR	261,090	(205)
06/11/2021	Morgan Stanley and Co. International PLC	SEK	5,162,550	EUR	502,677	(5,236)
08/10/2021	Morgan Stanley and Co. International PLC	CNY	9,835,812	USD	1,475,223	(32,188)
08/10/2021	Morgan Stanley and Co. International PLC	USD	511,808	TWD	13,982,760	(6,208)
08/20/2021	Morgan Stanley and Co. International PLC	USD	137,928	HKD	1,069,000	(272)
05/25/2021	Societe Generale	USD	1,653	DKK	10,175	(7)
07/12/2021	Standard Chartered Bank PLC	CNY	6,746,067	USD	1,022,039	(14,396)
08/10/2021	Standard Chartered Bank PLC	CNY	2,858,092	USD	426,783	(11,241)
08/10/2021	Standard Chartered Bank PLC	USD	116,625	TWD	3,147,700	(2,807)
08/20/2021	Standard Chartered Bank PLC	HKD	3,220,750	USD	414,714	(23)
09/10/2021	Standard Chartered Bank PLC	USD	513,574	TWD	13,982,760	(6,149)
10/14/2021	Standard Chartered Bank PLC	USD	516,293	TWD	13,982,760	(6,853)
05/12/2021	State Street Bank & Trust Co.	CHF	16,000	EUR	14,435	(166)
05/12/2021	State Street Bank & Trust Co.	KRW	20,208,000	USD	18,017	(60)
05/12/2021	State Street Bank & Trust Co.	NOK	1,957,000	EUR	193,676	(2,225)
05/12/2021	State Street Bank & Trust Co.	PLN	1,052,611	EUR	228,710	(2,573)
05/12/2021	State Street Bank & Trust Co.	TWD	450,000	USD	15,831	(288)
05/12/2021	State Street Bank & Trust Co.	USD	133,334	MXN	2,699,910	(169)
05/25/2021	State Street Bank & Trust Co.	CAD	50,795	USD	40,692	(635)
05/25/2021	State Street Bank & Trust Co.	CHF	383,032	USD	418,238	(1,406)
05/25/2021	State Street Bank & Trust Co.	CNY	3,831,569	USD	587,166	(3,644)
05/25/2021	State Street Bank & Trust Co.	DKK	821,621	USD	132,868	(8)
05/25/2021	State Street Bank & Trust Co.	HKD	5,005,361	USD	644,163	(254)
05/25/2021	State Street Bank & Trust Co.	INR	12,480,000	USD	165,935	(1,776)
05/25/2021	State Street Bank & Trust Co.	SGD	129,034	USD	96,862	(94)
05/25/2021	State Street Bank & Trust Co.	THB	1,710,000	USD	54,589	(321)
05/25/2021	State Street Bank & Trust Co.	TWD	11,077,602	USD	394,863	(2,401)
05/25/2021	State Street Bank & Trust Co.	USD	131,401	AUD	169,521	(799)
05/25/2021	State Street Bank & Trust Co.	USD	9,408	CHF	8,581	(7)
05/25/2021	State Street Bank & Trust Co.	USD	18,690	CNY	120,940	(42)
05/25/2021	State Street Bank & Trust Co.	USD	100,781	DKK	620,459	(437)
05/25/2021	State Street Bank & Trust Co.	USD	261,442	EUR	216,601	(926)
05/25/2021	State Street Bank & Trust Co.	USD	155,735	GBP	111,939	(1,135)
05/25/2021	State Street Bank & Trust Co.	USD	4,745	HKD	36,827	(3)
05/25/2021	State Street Bank & Trust Co.	USD	103,973	JPY	11,241,000	(1,106)
05/25/2021	State Street Bank & Trust Co.	USD	13,437	KRW	14,959,000	(57)
05/25/2021	State Street Bank & Trust Co.	USD	1,814	NOK	15,000	(12)
05/25/2021	State Street Bank & Trust Co.	USD	1,673	SEK	14,000	(18)
05/25/2021	State Street Bank & Trust Co.	USD	5,319	SGD	7,052	(20)

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

24                        Invesco Global Targeted Returns Fund

Open Forward Foreign Currency Contracts–(continued)
Settlement Date		Contract to				Unrealized Appreciation (Depreciation)
	Counterparty	Deliver		Receive
05/25/2021	State Street Bank & Trust Co.	USD	123,220	ZAR	1,756,000	$ (2,490)
Subtotal–Depreciation						(787,575)
Total Forward Foreign Currency Contracts						$ (275,799)

Abbreviations:

AUD	– Australian Dollar
BBSW	– Bank Bill Swap Rate
BRL	– Brazilian Real
CAD	– Canadian Dollar
CHF	– Swiss Franc
CNY	– Chinese Yuan Renminbi
CPI	– Consumer Price Index
DKK	– Danish Krone
EUR	– Euro
EURIBOR	– Euro Interbank Offered Rate
GBP	– British Pound Sterling
HKD	– Hong Kong Dollar
HUF	– Hungarian Forint
INR	– Indian Rupee
JPY	– Japanese Yen
KRW	– South Korean Won
LIBOR	– London Interbank Offered Rate
MXN	– Mexican Peso
NOK	– Norwegian Krone
NSA	– Non– Seasonally Adjusted
PLN	– Polish Zloty
RPI	– Retail Price Index
SEK	– Swedish Krona
SGD	– Singapore Dollar
THB	– Thai Baht
TIIE	– Interbank Equilibrium Interest Rate
TRY	– Turkish Lira
TWD	– New Taiwan Dollar
USD	– U.S. Dollar
ZAR	– South African Rand

Portfolio Composition

By asset type

	Risk Allocation(1)	Notional Value as % of Total Net Assets(2)	Value as % of Total Net Assets(3)
Commodity	8.18%	3.38%	19.08%
Currency	38.97	375.26	(0.73)
Equity	21.67	341.15	21.22
Inflation	13.65	91.82	(0.39)
Interest Rate	14.11	204.70	14.64
Volatility(4)	3.42	0.74	(0.17)
Money Market Funds Plus Other Assets Less Liabilities	-	-	46.35

(1)

The values in this column represent the Adviser’s proprietary measure of risk that each asset type contributes to the Fund. The risk associated with each asset type is calculated by aggregating the independent risk, as of the end of the fiscal period, of each of the Fund’s investment ideas that are included in that asset type. Independent risk is determined by measuring the historical price volatility of the assets or asset classes that comprise the investment idea using a statistical measurement called standard deviation. Standard deviation measures how much historical prices vary from their average over a certain period of time. The risk of each investment idea takes into account the Adviser’s evaluation of the risk dynamics and expected correlation of the components of the investment idea based on historical price movements. Historical price movements may not be representative of future price movements and, therefore, the actual risk of each asset type may be much greater or lower than the values shown. In addition, there are ways to measure risk other than standard deviation which, if used, may have resulted in a different risk allocation.

(2)	The values in this column represent the gross notional amount of the derivative instruments and other investments held by the Fund, including purchased and written options, futures,

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

25                        Invesco Global Targeted Returns Fund

swaps and investment companies. The notional amount of a derivative is the nominal or face amount used to calculate payments made on the instrument. The gross notional amount does not reflect any offsetting or netting of long and short positions. The notional amounts of derivatives and other investments denominated in foreign currencies have been adjusted to the U.S. dollar equivalent using spot exchange rates. See the Consolidated Schedule of Investments for a complete list of derivative instruments held by the Fund as of April 30, 2021.
(3)

The percentages in this column were calculated by adding the market value of purchased options, the net unrealized appreciation/depreciation of written options, futures, swaps and forwards, and the net asset value of affiliated money market funds held by the Fund. See the Consolidated Schedule of Investments for the complete list of derivative instruments held by the Fund as of April 30, 2021.

(4)

Includes the volatility and variance swaps held by the Fund, the gains and losses on which are driven by the volatility (i.e., the positive and negative changes in value over time) of a particular asset, such as stocks or currencies, and not by the asset itself.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

26                        Invesco Global Targeted Returns Fund

Consolidated Statement of Assets and Liabilities

April 30, 2021

(Unaudited)

Assets:
Investments in securities, at value (Cost $18,150,014)	$20,880,661

Investments in affiliated money market funds, at value (Cost $14,294,502)	14,294,579

Other investments:
Variation margin receivable – futures contracts	8,857

Swaps receivable – OTC	28,573

Unrealized appreciation on swap agreements – OTC	543,622

Unrealized appreciation on forward foreign currency contracts outstanding	511,776

Deposits with brokers:
Cash collateral – exchange-traded futures contracts	205,201

Cash collateral – centrally cleared swap agreements	1,246,225

Cash collateral – OTC Derivatives	676,132

Cash	167,339

Foreign currencies, at value (Cost $1,058,282)	1,056,921

Receivable for:
Investments sold	205,866

Fund shares sold	12,462

Dividends	47,020

Interest	272,537

Investment for trustee deferred compensation and retirement plans	20,878

Other assets	56,917

Total assets	40,235,566

Liabilities:
Other investments:
Options written, at value (premiums received $471,494)	535,125

Variation margin payable – centrally cleared swap agreements	15,816

Unrealized depreciation on forward foreign currency contracts outstanding	787,575

Swaps payable – OTC	3,620

Unrealized depreciation on swap agreements–OTC	219,559

Payable for:
Investments purchased	124,633

Fund shares reacquired	15,318

Accrued foreign taxes	4,660

Accrued fees to affiliates	73,904

Accrued other operating expenses	364,266

Trustee deferred compensation and retirement plans	20,878

Total liabilities	2,165,354

Net assets applicable to shares outstanding	$38,070,212

Net assets consist of:
Shares of beneficial interest	$46,633,864

Distributable earnings (loss)	(8,563,652)

$38,070,212

Net Assets:
Class A	$10,885,356

Class C	$2,415,995

Class R	$42,242

Class Y	$23,530,429

Class R5	$9,313

Class R6	$1,186,877

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	1,177,393

Class C	268,098

Class R	4,608

Class Y	2,527,268

Class R5	1,000

Class R6	127,257

Class A:
Net asset value per share	$9.25

Maximum offering price per share (Net asset value of $9.25 ÷ 94.50%)	$9.79

Class C:
Net asset value and offering price per share	$9.01

Class R:
Net asset value and offering price per share	$9.17

Class Y:
Net asset value and offering price per share	$9.31

Class R5:
Net asset value and offering price per share	$9.31

Class R6:
Net asset value and offering price per share	$9.33

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

27                        Invesco Global Targeted Returns Fund

Consolidated Statement of Operations

For the six months ended April 30, 2021

(Unaudited)

Investment income:
Interest	$414,482

Dividends (net of foreign withholding taxes of $9,019)	105,125

Dividends from affiliated money market funds	2,471

Total investment income	522,078

Expenses:
Advisory fees	229,649

Administrative services fees	3,220

Custodian fees	69,998

Distribution fees:
Class A	13,889

Class C	14,015

Class R	134

Transfer agent fees — A, C, R and Y	32,025

Transfer agent fees — R6	2

Trustees’ and officers’ fees and benefits	8,972

Registration and filing fees	36,446

Index review fees	106,861

Reports to shareholders	12,677

Professional services fees	55,010

Other	(25,193)

Total expenses	557,705

Less: Fees waived and/or expenses reimbursed	(290,223)

Net expenses	267,482

Net investment income	254,596

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities (net of foreign taxes of $3,305)	2,448,847

Affiliated investment securities	458

Foreign currencies	207,378

Forward foreign currency contracts	(1,663,130)

Futures contracts	(1,499,797)

Option contracts written	(527,484)

Swap agreements	1,184,660

150,932

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities (net of foreign taxes of $3,531)	1,575,918

Affiliated investment securities	(459)

Foreign currencies	8,866

Forward foreign currency contracts	(207,194)

Futures contracts	(20,885)

Option contracts written	(264,568)

Swap agreements	(1,022,683)

68,995

Net realized and unrealized gain	219,927

Net increase in net assets resulting from operations	$474,523

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

28                        Invesco Global Targeted Returns Fund

Consolidated Statement of Changes in Net Assets

For the six months ended April 30, 2021 and the year ended October 31, 2020

(Unaudited)

	April 30, 2021	October 31, 2020

Operations:
Net investment income	$254,596	$762,279

Net realized gain (loss)	150,932	(3,937,948)

Change in net unrealized appreciation	68,995	2,150,345

Net increase (decrease) in net assets resulting from operations	474,523	(1,025,324)

Distributions to shareholders from distributable earnings:
Class A	—	(478,375)

Class C	—	(129,371)

Class R	—	(1,429)

Class Y	—	(1,634,267)

Class R5	—	(424)

Class R6	—	(514,506)

Total distributions from distributable earnings	—	(2,758,372)

Share transactions–net:
Class A	(645,240)	624,835

Class C	(780,862)	(990,135)

Class R	(8,899)	18,497

Class Y	(3,793,926)	(10,377,556)

Class R6	10,003	(10,073,223)

Net increase (decrease) in net assets resulting from share transactions	(5,218,924)	(20,797,582)

Net increase (decrease) in net assets	(4,744,401)	(24,581,278)

Net assets:
Beginning of period	42,814,613	67,395,891

End of period	$38,070,212	$42,814,613

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

29                        Invesco Global Targeted Returns Fund

Consolidated Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Return of capital	Total distributions	Net asset value, end of period	Total return (b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover (c)
Class A
Six months ended 04/30/21	$9.14	$0.05	$0.06	$0.11	$ –	$ –	$ –	$ –	$9.25	1.20%	$10,885	1.40	%(d)	2.80	%(d)	1.10	%(d)	56%
Year ended 10/31/20	9.76	0.11	(0.34)	(0.23)	(0.39)	–	–	(0.39)	9.14	(2.47)	11,403	1.40		2.60		1.20		145
Year ended 10/31/19	9.64	0.17	0.13	0.30	(0.18)	–	–	(0.18)	9.76	3.14	11,566	1.39		2.52		1.77		77
Year ended 10/31/18	10.00	0.13	(0.49)	(0.36)	–	–	–	–	9.64	(3.60)	11,416	1.40		2.69		1.26		67
Year ended 10/31/17	10.32	0.12	0.00	0.12	(0.12)	(0.31)	(0.01)	(0.44)	10.00	1.32	19,360	1.29		2.16		1.24		121
Year ended 10/31/16	10.33	0.05	0.14	0.19	(0.06)	(0.14)	–	(0.20)	10.32	1.90	29,309	1.31	(e)	2.35		0.51		23
Class C
Six months ended 04/30/21	8.95	0.02	0.04	0.06	–	–	–	–	9.01	0.67	2,416	2.15	(d)	3.55	(d)	0.35	(d)	56
Year ended 10/31/20	9.52	0.04	(0.32)	(0.28)	(0.29)	–	–	(0.29)	8.95	(3.11)	3,166	2.15		3.35		0.45		145
Year ended 10/31/19	9.38	0.10	0.12	0.22	(0.08)	–	–	(0.08)	9.52	2.38	4,388	2.14		3.27		1.02		77
Year ended 10/31/18	9.80	0.05	(0.47)	(0.42)	–	–	–	–	9.38	(4.29)	7,351	2.15		3.44		0.51		67
Year ended 10/31/17	10.13	0.05	(0.01)	0.04	(0.06)	(0.31)	(0.00)	(0.37)	9.80	0.52	12,263	2.04		2.91		0.49		121
Year ended 10/31/16	10.19	(0.02)	0.14	0.12	(0.04)	(0.14)	–	(0.18)	10.13	1.17	16,428	2.06	(e)	3.10		(0.24)		23
Class R
Six months ended 04/30/21	9.08	0.04	0.05	0.09	–	–	–	–	9.17	0.99	42	1.65	(d)	3.05	(d)	0.85	(d)	56
Year ended 10/31/20	9.69	0.09	(0.34)	(0.25)	(0.36)	–	–	(0.36)	9.08	(2.74)	51	1.65		2.85		0.95		145
Year ended 10/31/19	9.56	0.15	0.12	0.27	(0.14)	–	–	(0.14)	9.69	2.92	35	1.64		2.77		1.52		77
Year ended 10/31/18	9.94	0.10	(0.48)	(0.38)	–	–	–	–	9.56	(3.82)	20	1.65		2.94		1.01		67
Year ended 10/31/17	10.27	0.10	(0.01)	0.09	(0.10)	(0.31)	(0.01)	(0.42)	9.94	0.99	26	1.54		2.41		0.99		121
Year ended 10/31/16	10.29	0.03	0.14	0.17	(0.05)	(0.14)	–	(0.19)	10.27	1.65	17	1.56	(e)	2.60		0.26		23
Class Y
Six months ended 04/30/21	9.20	0.06	0.05	0.11	–	–	–	–	9.31	1.20	23,530	1.15	(d)	2.55	(d)	1.35	(d)	56
Year ended 10/31/20	9.82	0.14	(0.34)	(0.20)	(0.42)	–	–	(0.42)	9.20	(2.16)	27,023	1.15		2.35		1.45		145
Year ended 10/31/19	9.70	0.20	0.13	0.33	(0.21)	–	–	(0.21)	9.82	3.48	39,571	1.14		2.27		2.02		77
Year ended 10/31/18	10.04	0.15	(0.49)	(0.34)	–	–	–	–	9.70	(3.39)	70,488	1.15		2.44		1.51		67
Year ended 10/31/17	10.37	0.15	(0.01)	0.14	(0.15)	(0.31)	(0.01)	(0.47)	10.04	1.48	108,068	1.04		1.91		1.49		121
Year ended 10/31/16	10.37	0.08	0.15	0.23	(0.09)	(0.14)	–	(0.23)	10.37	2.24	175,284	1.06	(e)	2.10		0.76		23
Class R5
Six months ended 04/30/21	9.20	0.06	0.05	0.11	–	–	–	–	9.31	1.20	9	1.15	(d)	2.40	(d)	1.35	(d)	56
Year ended 10/31/20	9.83	0.14	(0.35)	(0.21)	(0.42)	–	–	(0.42)	9.20	(2.25)	9	1.15		2.25		1.45		145
Year ended 10/31/19	9.71	0.20	0.13	0.33	(0.21)	–	–	(0.21)	9.83	3.47	10	1.13		2.17		2.03		77
Year ended 10/31/18	10.05	0.15	(0.49)	(0.34)	–	–	–	–	9.71	(3.38)	10	1.15		2.35		1.51		67
Year ended 10/31/17	10.37	0.15	0.00	0.15	(0.15)	(0.31)	(0.01)	(0.47)	10.05	1.58	10	1.04		1.87		1.49		121
Year ended 10/31/16	10.38	0.08	0.14	0.22	(0.09)	(0.14)	–	(0.23)	10.37	2.15	63	1.06	(e)	2.09		0.76		23
Class R6
Six months ended 04/30/21	9.21	0.06	0.06	0.12	–	–	–	–	9.33	1.30	1,187	1.15	(d)	2.40	(d)	1.35	(d)	56
Year ended 10/31/20	9.82	0.14	(0.33)	(0.19)	(0.42)	–	–	(0.42)	9.21	(2.04)	1,163	1.15		2.25		1.45		145
Year ended 10/31/19	9.70	0.20	0.13	0.33	(0.21)	–	–	(0.21)	9.82	3.48	11,826	1.13		2.17		2.03		77
Year ended 10/31/18	10.04	0.15	(0.49)	(0.34)	–	–	–	–	9.70	(3.39)	10,839	1.15		2.35		1.51		67
Year ended 10/31/17	10.36	0.15	0.00	0.15	(0.15)	(0.31)	(0.01)	(0.47)	10.04	1.59	8,626	1.04		1.81		1.49		121
Year ended 10/31/16	10.37	0.08	0.14	0.22	(0.09)	(0.14)	–	(0.23)	10.36	2.14	10	1.06	(e)	2.00		0.76		23

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)

Ratios are annualized and based on average daily net assets (000’s omitted) of $11,203, $2,826, $54, $26,817, $9 and $1,190 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

(e)

In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund’s total return. Estimated acquired fund fees from underlying funds was 0.44% for the year ended October 31, 2016.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

30                        Invesco Global Targeted Returns Fund

Notes to Consolidated Financial Statements

April 30, 2021

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Global Targeted Returns Fund (the “Fund”) is a series portfolio of AIM Investment Funds (Invesco Investment Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these consolidated financial statements pertains only to the Fund and the Subsidiary. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund will seek to gain exposure to the commodity markets primarily through investments in the Invesco Cayman Commodity Fund VII Ltd. (the “Subsidiary”), a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands. The Subsidiary was organized by the Fund to invest in commodity-linked derivatives and other securities that may provide leveraged and non-leveraged exposure to commodities. The Fund may invest up to 25% of its total assets in the Subsidiary.

The Fund’s investment objective is to seek a positive total return over the long term in all market environments.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for ten years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the tenth anniversary after a purchase of Class C shares. Effective November 30, 2020, the automatic conversion pursuant to the Conversion Feature changed from ten years to eight years. The first conversion of Class C shares to Class A shares occurred at the end of December 2020 for all Class C shares that were held for more than eight years as of November 30, 2020.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its consolidated financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or

31	Invesco Global Targeted Returns Fund

other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Consolidated Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Consolidated Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Consolidated Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Consolidated Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the consolidated financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary’s income. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The financial statements are prepared on a consolidated basis in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. The accompanying financial statements reflect the financial position of the Fund and its Subsidiary and the results of operations on a consolidated basis. All inter-company accounts and transactions have been eliminated in consolidation.

In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the consolidated financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust, and under the Subsidiary’s organizational documents, the directors and officers of the Subsidiary, are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund and/or the Subsidiary, respectively. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Treasury Inflation-Protected Securities – The Fund may invest in Treasury Inflation-Protected Securities (“TIPS”). TIPS are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The principal value of TIPS will be adjusted upward or downward, and any increase or decrease in the principal amount of TIPS will be included as interest income in the Consolidated Statement of Operations, even though investors do not receive their principal until maturity.

J.

Structured Securities – The Fund may invest in structured securities. Structured securities are a type of derivative security whose value is determined by reference to changes in the value of underlying securities, currencies, interest rates, commodities, indices or other financial indicators (“reference instruments”). Most structured securities are fixed-income securities that have maturities of three years or less. Structured securities may be positively or negatively indexed (i.e., their principal value or interest rates may increase or decrease if the underlying reference instrument appreciates) and may have return characteristics similar to direct investments in the underlying reference instrument.

Structured securities may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference instruments. In addition to the credit risk of structured securities and the normal risks of price changes in response to changes in interest rates, the principal amount of structured notes or indexed securities may decrease as a result of changes in the value of the underlying reference instruments. Changes in the daily value of structured securities are recorded as unrealized gains (losses) in the Consolidated Statement of Operations. When the structured securities mature or are sold, the Fund recognizes a realized gain (loss) on the Consolidated Statement of Operations.

32	Invesco Global Targeted Returns Fund

K.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Consolidated Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Consolidated Statement of Operations.

L.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Consolidated Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Consolidated Statement of Assets and Liabilities.

M.

Futures Contracts – The Fund may enter into futures contracts to equitize the Fund’s cash holdings or to manage exposure to interest rate, equity, commodity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Consolidated Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Consolidated Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Consolidated Statement of Assets and Liabilities.

N.

Call Options Purchased and Written – The Fund may write covered call options and/or buy call options. A covered call option gives the purchaser of such option the right to buy, and the writer the obligation to sell, the underlying security or foreign currency at the stated exercise price during the option period. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written.

Additionally, the Fund may enter into an option on a swap agreement, also called a “swaption”. A swaption is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based premium. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the Counterparties.

When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability in the Consolidated Statement of Assets and Liabilities. The amount of the liability is subsequently “marked-to-market” to reflect the current market value of the option written. If a written covered call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written covered call option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized and unrealized gains and losses on call options written are included in the Consolidated Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Option contracts written. A risk in writing a covered call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

When the Fund buys a call option, an amount equal to the premium paid by the Fund is recorded as an investment on the Consolidated Statement of Assets and Liabilities. The amount of the investment is subsequently “marked-to-market” to reflect the current value of the option purchased. Realized and unrealized gains and losses on call options purchased are included in the Consolidated Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

O.

Put Options Purchased and Written – The Fund may purchase and write put options including options on securities indexes, or foreign currency and/or futures contracts. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option’s underlying instrument may be a security, securities index, or a futures contract.

Additionally, the Fund may enter into an option on a swap agreement, also called a “swaption”. A swaption is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based premium. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the Counterparties.

33	Invesco Global Targeted Returns Fund

Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund’s resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the underlying portfolio securities. The Fund may write put options to earn additional income in the form of option premiums if it expects the price of the underlying instrument to remain stable or rise during the option period so that the option will not be exercised. The risk in this strategy is that the price of the underlying securities may decline by an amount greater than the premium received. Put options written are reported as a liability in the Consolidated Statement of Assets and Liabilities. Realized and unrealized gains and losses on put options purchased and put options written are included in the Consolidated Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities and Option contracts written, respectively. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

P.

Swap Agreements – The Fund may enter into various swap transactions, including interest rate, total return, volatility, variance, index, currency and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, equity, currency, commodity or credit risk. Such transactions are agreements between Counterparties. A swap agreement may be negotiated bilaterally and traded over-the-counter (“OTC”) between two parties (“uncleared/OTC”) or, in some instances, must be transacted through a future commission merchant (“FCM”) and cleared through a clearinghouse that serves as a central Counterparty (“centrally cleared swap”). These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, volatility, variance, index and currency swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

Inflation swap agreements are contracts in which one party agrees to pay the cumulative percentage increase in a price index, such as the Consumer Price Index, over the term of the swap, and the other party pays a compounded fixed rate.

In a centrally cleared swap, the Fund’s ultimate Counterparty is a central clearinghouse. The Fund will initially enter into centrally cleared swaps through an executing broker. When a fund enters into a centrally cleared swap, it must deliver to the central Counterparty (via the FCM) an amount referred to as “initial margin.” Initial margin requirements are determined by the central Counterparty, but an FCM may require additional initial margin above the amount required by the central Counterparty. Initial margin deposits required upon entering into centrally cleared swaps are satisfied by cash or securities as collateral at the FCM. Securities deposited as initial margin are designated on the Consolidated Schedule of Investments and cash deposited is recorded on the Consolidated Statement of Assets and Liabilities. During the term of a cleared swap agreement, a “variation margin” amount may be required to be paid by the Fund or may be received by the Fund, based on the daily change in price of the underlying reference instrument subject to the swap agreement and is recorded as a receivable or payable for variation margin in the Consolidated Statement of Assets and Liabilities until the centrally cleared swap is terminated, at which time a realized gain or loss is recorded.

A CDS is an agreement between Counterparties to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its Counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund’s maximum risk of loss from Counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the Counterparty and by the designation of collateral by the Counterparty to cover the Fund’s exposure to the Counterparty.

Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.

A volatility swap involves an exchange between the Fund and a Counterparty of periodic payments based on the measured volatility of an underlying security, currency, commodity, interest rate, index or other reference asset over a specified time frame. Depending on the structure of the swap, either the Fund’s or the Counterparty’s payment obligation will typically be based on the realized volatility of the reference asset as measured by changes in its price or level over a specified time period, while the other party’s payment obligation will be based on a specified rate representing expected volatility for the reference asset at the time the swap is executed, or the measured volatility of a different reference asset over a specified time period. The Fund will typically make or lose money on a volatility swap depending on the magnitude of the reference asset’s volatility, or size of the movements in its price, over a specified time period, rather than general increases or decreases in the price of the reference asset. Volatility swaps are often used to speculate on future volatility levels, to trade the spread between realized and expected volatility, or to decrease the volatility exposure of other investments held by the Fund. Variance swaps are similar to volatility swaps, except payments are based on the difference between the implied and measured volatility mathematically squared.

An interest rate swap is an agreement between Counterparties pursuant to which the parties exchange a floating rate payment for a fixed rate payment based on a specified notional amount.

Changes in the value of centrally cleared and OTC swap agreements are recognized as unrealized gains (losses) in the Consolidated Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Consolidated Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Consolidated Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Consolidated Statement of Operations. The Fund segregates cash or liquid securities having a value at least equal to the amount of the potential obligation of the Fund under any swap transaction. Cash held as collateral is recorded as deposits with brokers on the Consolidated Statement of Assets and

34	Invesco Global Targeted Returns Fund

Liabilities. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate, the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. Additionally, an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) includes credit related contingent features which allow Counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event that, for example, the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA master agreements, which would cause the Fund to accelerate payment of any net liability owed to the Counterparty. A short position in a security poses more risk than holding the same security long. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited.

Notional amounts of each individual credit default swap agreement outstanding as of April 30, 2021 for which the Fund is the seller of protection are disclosed in the open swap agreements table. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

Q.

LIBOR Risk - The Fund may invest in financial instruments that utilize LIBOR as the reference or benchmark rate for variable interest rate calculations. On July 27, 2017, the head of the United Kingdom’s Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. Although many LIBOR rates will be phased out at the end of 2021 as originally intended, a selection of widely used USD LIBOR rates will continue to be published until June 2023 in order to assist with the transition. There remains uncertainty regarding the effect of the LIBOR transition process and therefore any impact of a transition away from LIBOR on the Fund or the instruments in which the Fund invests cannot yet be determined. There is no assurance that the composition or characteristics of any alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. Any such effects of the transition away from LIBOR and the adoption of alternative reference rates could result in losses to the Fund.

R.

COVID-19 Risk - The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations and supply chains, layoffs, lower consumer demand, and defaults, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally.

The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

S.

Other Risks - The Fund will seek to gain exposure to commodity markets primarily through an investment in the Subsidiary and through investments in exchange-traded funds and commodity-linked derivatives. The Subsidiary, unlike the Fund, may invest without limitation in commodities, commodity-linked derivatives and other securities, such as exchange-traded and commodity-linked notes, that may provide leveraged and non-leveraged exposure to commodity markets. The Fund is indirectly exposed to the risks associated with the Subsidiary’s investments.

The current low interest rate environment was created in part by the Federal Reserve Board (FRB) and certain foreign central banks keeping the federal funds and equivalent foreign rates near historical lows. Increases in the federal funds and equivalent foreign rates may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies could also result in higher than normal shareholder redemptions, which could potentially increase portfolio turnover and the Fund’s transaction costs.

Emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, companies operating in emerging markets may be subject to lower trading volume and greater price fluctuations than companies in more developed markets. Securities law in many emerging market countries is relatively new and unsettled. Therefore, laws regarding foreign investment in emerging market securities, securities regulation, title to securities, and shareholder rights may change quickly and unpredictably. In addition, the enforcement of systems of taxation at federal, regional and local levels in emerging market countries may be inconsistent, and subject to sudden change. Other risks of investing in emerging markets securities may include additional transaction costs, delays in settlement procedures, and lack of timely information.

Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.

T.

Leverage Risk – Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser less the amount paid by the Subsidiary to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $ 250 million	1.100%
Next $250 million	1.080%
Next $500 million	1.050%
Next $1.5 billion	1.030%
Next $2.5 billion	1.000%
Next $2.5 billion	0.980%
Next $2.5 billion	0.950%
Over $10 billion	0.930%

For the six months ended April 30, 2021, the effective advisory fee rate incurred by the Fund was 1.10%.

The Subsidiary has entered into a separate contract with the Adviser whereby the Adviser provides investment advisory and other services to the Subsidiary. In consideration of these services, the Subsidiary pays an advisory fee to the Adviser based on the annual rate of the Subsidiary’s average daily net assets as set forth in the table above.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the

35	Invesco Global Targeted Returns Fund

Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least February 28, 2022, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.44%, 2.19%, 1.69%, 1.19%, 1.19% and 1.19%, respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Acquired Fund Fees and Expenses are not operating expenses of the Fund directly, but are fees and expenses, including management fees of the investment companies in which the Fund invests. As a result, the total annual fund operating expenses after expense reimbursement may exceed the expense limits above. Unless Invesco continues the fee waiver agreement, it will terminate on February 28, 2022. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. To the extent that the annualized expense ratio does not exceed the expense limits, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

Further, the Adviser has contractually agreed, through at least June 30, 2023, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended April 30, 2021, the Adviser waived advisory fees of $260,406 and reimbursed class level expenses of $8,167, $2,060, $39, $19,549, $0 and $2 of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2021, expenses incurred under the agreement are shown in the Consolidated Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2021, expenses incurred under the agreement are shown in the Consolidated Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2021, expenses incurred under the Plans are shown in the Consolidated Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2021, IDI advised the Fund that IDI retained $22 in front-end sales commissions from the sale of Class A shares and $69 and $0 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

36	Invesco Global Targeted Returns Fund

The following is a summary of the tiered valuation input levels, as of April 30, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Non-U.S. Dollar Denominated Bonds & Notes	$ 98,130	$ 7,785,217	$–	$ 7,883,347
Common Stocks & Other Equity Interests	1,520,144	5,628,689	0	7,148,833
U.S. Dollar Denominated Bonds & Notes	–	4,981,278	–	4,981,278
U.S. Treasury Securities	–	267,460	–	267,460
Money Market Funds	14,294,579	–	–	14,294,579
Options Purchased	–	599,743	–	599,743
Total Investments in Securities	15,912,853	19,262,387	0	35,175,240
Other Investments - Assets*
Futures Contracts	153,566	–	–	153,566
Forward Foreign Currency Contracts	–	511,776	–	511,776
Swap Agreements	–	1,766,443	–	1,766,443
	153,566	2,278,219	–	2,431,785
Other Investments - Liabilities*
Futures Contracts	(145,147)	–	–	(145,147)
Forward Foreign Currency Contracts	–	(787,575)	–	(787,575)
Options Written	–	(535,125)	–	(535,125)
Swap Agreements	–	(1,891,312)	–	(1,891,312)
	(145,147)	(3,214,012)	–	(3,359,159)
Total Other Investments	8,419	(935,793)	–	(927,374)
Total Investments	$15,921,272	$18,326,594	$0	$34,247,866

*	Forward foreign currency contracts, futures contracts and swap agreements are valued at unrealized appreciation (depreciation). Options written are shown at value.

NOTE 4–Derivative Investments

The Fund may enter into an ISDA Master Agreement under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Consolidated Statement of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of April 30, 2021:

	Value
Derivative Assets	Credit Risk	Currency Risk	Equity Risk	Interest Rate Risk	Total
Unrealized appreciation on futures contracts – Exchange-Traded(a)	$-	$-	$144,016	$9,550	$153,566
Unrealized appreciation on swap agreements – Centrally Cleared(a)	11,422	-	-	1,211,399	1,222,821
Unrealized appreciation on forward foreign currency contracts outstanding	-	511,776	-	-	511,776
Unrealized appreciation on swap agreements – OTC	-	53,441	490,181	-	543,622
Options purchased, at value – OTC(b)	-	2,161	597,582	-	599,743
Total Derivative Assets	11,422	567,378	1,231,779	1,220,949	3,031,528
Derivatives not subject to master netting agreements	(11,422)	-	(144,016)	(1,220,949)	(1,376,387)
Total Derivative Assets subject to master netting agreements	$-	$567,378	$1,087,763	$-	$1,655,141

37	Invesco Global Targeted Returns Fund

	Value
Derivative Liabilities	Credit Risk	Currency Risk	Equity Risk	Interest Rate Risk	Total
Unrealized depreciation on futures contracts – Exchange-Traded(a)	$-	$-	$(140,097)	$(5,050)	$(145,147)
Unrealized depreciation on swap agreements – Centrally Cleared(a)	(151)	-	-	(1,671,602)	(1,671,753)
Unrealized depreciation on forward foreign currency contracts outstanding	-	(787,575)	-	-	(787,575)
Unrealized depreciation on swap agreements – OTC	-	(182,643)	(36,916)	-	(219,559)
Options written, at value – OTC	-	(7,626)	(527,499)	-	(535,125)
Total Derivative Liabilities	(151)	(977,844)	(704,512)	(1,676,652)	(3,359,159)
Derivatives not subject to master netting agreements	151	-	140,097	1,676,652	1,816,900
Total Derivative Liabilities subject to master netting agreements	$-	$(977,844)	$(564,415)	$-	$(1,542,259)

(a)	The daily variation margin receivable (payable) at period-end is recorded in the Consolidated Statement of Assets and Liabilities.
(b)	Options purchased, at value as reported in the Consolidated Schedule of Investments.

Offsetting Assets and Liabilities

The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of April 30, 2021.

	Financial Derivative Assets				Financial Derivative Liabilities					Collateral (Received/Pledged)
Counterparty	Forward Foreign Currency Contracts	Options Purchased	Swap Agreements	Total Assets	Forward Foreign Currency Contracts	Options Written	Swap Agreements	Total Liabilities	Net Value of Derivatives	Non-Cash	Cash	Net Amount
Barclays Bank PLC	$24,680	$444,704	$4,531	$473,915	$(104,058)	$(527,499)	$(6,211)	$(637,768)	$(163,853)	$-	$163,853	$-
BNP Paribas S.A.	43,018	-	245,161	288,179	(132,375)	-	(71,994)	(204,369)	83,810	-	-	83,810
Canadian Imperial Bank of Commerce	-	-	-	-	(652)	-	-	(652)	(652)	-	-	(652)
Citibank, N.A.	15,207	-	-	15,207	(23,002)	-	(7,390)	(30,392)	(15,185)	-	-	(15,185)
Deutsche Bank AG	3,017	-	-	3,017	(114,896)	-	-	(114,896)	(111,879)	-	-	(111,879)
Goldman Sachs International	112,035	54,658	53,157	219,850	(114,414)	-	(40,291)	(154,705)	65,145	-	(65,145)	-
J.P. Morgan Chase Bank, N.A.	89,212	48,356	112,397	249,965	(163,801)	(7,626)	(42,669)	(214,096)	35,869	-	(20,000)	15,869
Merrill Lynch International	4,723	-	72,052	76,775	(5,881)	-	(16,902)	(22,783)	53,992	-	(20,000)	33,992
Morgan Stanley and Co. International PLC	9,963	-	20,877	30,840	(63,948)	-	(9,544)	(73,492)	(42,652)	-	-	(42,652)
Natwest Group PLC	150	-	-	150	-	-	-	-	150	-	-	150
Royal Bank of Canada	11,267	-	-	11,267	-	-	-	-	11,267	-	-	11,267
Societe Generale	427	-	21,754	22,181	(7)	-	(12,262)	(12,269)	9,912	-	-	9,912
Standard Chartered Bank PLC	82,939	-	-	82,939	(41,469)	-	(3,168)	(44,637)	38,302	-	-	38,302
State Street Bank & Trust Co.	95,560	-	-	95,560	(23,072)	-	-	(23,072)	72,488	-	-	72,488
UBS AG	19,578	52,025	42,266	113,869	-	-	(12,748)	(12,748)	101,121	-	-	101,121
Total	$511,776	$599,743	$572,195	$1,683,714	$(787,575)	$(535,125)	$(223,179)	$(1,545,879)	$137,835	$-	$58,708	$196,543

Effect of Derivative Investments for the six months ended April 30, 2021

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Consolidated Statement of Operations
	Commodity Risk	Credit Risk	Currency Risk	Equity Risk	Interest Rate Risk	Total
Realized Gain (Loss):
Forward foreign currency contracts	$-	$-	$(1,663,130)	$-	$-	$(1,663,130)
Futures contracts	-	-	-	(1,380,987)	(118,810)	(1,499,797)
Options purchased(a)	-	-	(146,102)	561,936	352,866	768,700
Options written	-	-	137,665	(208,050)	(457,099)	(527,484)
Swap agreements	(344,803)	112,924	-	1,376,104	40,435	1,184,660

38	Invesco Global Targeted Returns Fund

	Location of Gain (Loss) on Consolidated Statement of Operations
	Commodity Risk	Credit Risk	Currency Risk	Equity Risk	Interest Rate Risk	Total
Change in Net Unrealized Appreciation (Depreciation):
Forward foreign currency contracts	$-	$-	$(207,194)	$-	$-	$(207,194)
Futures contracts	-	-	-	(56,537)	35,652	(20,885)
Options purchased(a)	-	-	41,414	314,816	(69,288)	286,942
Options written	-	-	(23,414)	(313,127)	71,973	(264,568)
Swap agreements	(69,107)	98,361	(196,216)	(43,074)	(812,647)	(1,022,683)
Total	$(413,910)	$211,285	$(2,056,977)	$251,081	$(956,918)	$(2,965,439)

(a)	Options purchased are included in the net realized gain (loss) from investment securities and the change in net unrealized appreciation (depreciation) of investment securities.

The table below summarizes the average notional value of derivatives held during the period.

	Forward Foreign Currency Contracts	Futures Contracts	Index Options Purchased	Swaptions Purchased	Foreign Currency Options Purchased	Index Options Written	Swaptions Written	Foreign Currency Options Written	Swap Agreements
Average notional value	$129,537,799	$23,006,645	$37,713,659	$14,043,100	$1,003,321	$25,305,968	$12,650,667	$600,000	$175,165,757
Average Contracts	–	–	1,227	–	–	148	–	–	–

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Obligations under the deferred compensation plan represent unsecured claims against the general assets of the Fund.

NOTE 6–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Consolidated Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP.

Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of October 31, 2020, as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$3,811,388	$6,043,715	$9,855,103

*

Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8—Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2021 was $11,084,622 and $16,408,375, respectively. Cost of investments, including any derivatives, on a tax basis    includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$ 4,184,471
Aggregate unrealized (depreciation) of investments	(3,286,949)
Net unrealized appreciation of investments	$ 897,522

Cost of investments for tax purposes is $33,452,756.

39	Invesco Global Targeted Returns Fund

NOTE 9–Share Information

	Summary of Share Activity
	Six months ended		Year ended
	April 30, 2021(a)		October 31, 2020
	Shares	Amount	Shares	Amount
Sold:
Class A	110,600	$1,025,462	436,719	$4,146,614
Class C	1,867	17,107	9,558	88,981
Class R	1,253	11,497	1,858	17,427
Class Y	448,741	4,206,839	731,103	6,920,432
Class R6	1,495	13,972	167,660	1,588,441

Issued as reinvestment of dividends:
Class A	-	-	45,176	429,626
Class C	-	-	12,050	112,908
Class R	-	-	113	1,070
Class Y	-	-	163,363	1,558,482
Class R6	-	-	53,887	514,082

Automatic conversion of Class C shares to Class A shares:
Class A	31,893	298,644	8,584	80,174
Class C	(32,646)	(298,644)	(8,761)	(80,174)

Reacquired:
Class A	(212,221)	(1,969,346)	(427,897)	(4,031,579)
Class C	(55,056)	(499,325)	(119,638)	(1,111,850)
Class R	(2,234)	(20,396)	-	-
Class Y	(860,076)	(8,000,765)	(1,984,148)	(18,856,470)
Class R6	(430)	(3,969)	(1,299,622)	(12,175,746)
Net increase (decrease) in share activity	(566,814)	$(5,218,924)	(2,209,995)	$(20,797,582)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 85% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

40	Invesco Global Targeted Returns Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2020 through April 30, 2021.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (11/01/20)	Ending Account Value (04/30/21)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/21)	Expenses Paid During Period[2]	Annualized Expense Ratio
Class A	$1,000.00	$1,013.10	$6.99	$1,017.85	$7.00	1.40%
Class C	1,000.00	1,008.90	10.71	1,014.13	10.74	2.15
Class R	1,000.00	1,011.00	8.23	1,016.61	8.25	1.65
Class Y	1,000.00	1,014.10	5.74	1,019.09	5.76	1.15
Class R5	1,000.00	1,014.10	5.74	1,019.09	5.76	1.15
Class R6	1,000.00	1,015.20	5.75	1,019.09	5.76	1.15

[1]

The actual ending account value is based on the actual total return of the Fund for the period November 1, 2020 through April 30, 2021, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

41	Invesco Global Targeted Returns Fund

(This page intentionally left blank)

(This page intentionally left blank)

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎	Fund reports and prospectuses
∎	Quarterly statements
∎	Daily confirmations
∎	Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each fiscal year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/ corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-05426 and 033-19338	Invesco Distributors, Inc.	GTR-SAR-1

Semiannual Report to Shareholders	April 30, 2021

Invesco Greater China Fund
Nasdaq:
A: AACFX ∎ C: CACFX ∎ R: IGCRX ∎ Y: AMCYX ∎ R5: IACFX ∎ R6: CACSX

2	Fund Performance
4	Liquidity Risk Management Program
5	Schedule of Investments
7	Financial Statements
10	Financial Highlights
11	Notes to Financial Statements
17	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED   |   MAY LOSE VALUE   |   NO BANK GUARANTEE

Fund Performance

Performance summary

  Fund vs. Indexes

Cumulative total returns, 10/31/20 to 4/30/21, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	9.55%

Class C Shares	9.17

Class R Shares	9.36

Class Y Shares	9.68

Class R5 Shares	9.75

Class R6 Shares	9.82

MSCI China Index▼ (Broad Market Index)	6.63

MSCI China All Shares Index⬛ (Style-Specific Index)	9.10

Lipper China Region Funds Index◆(Peer Group Index)	15.41
Source(s): ▼RIMES Technologies Corp.; ⬛Bloomberg L.P.; Lipper Inc.
The MSCI China Index is an unmanaged index considered representative of Chinese stocks. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

    The MSCI China All Shares Index is composed of large- and mid-cap stocks issued as China A-shares, B-shares, H-shares, Red-chips, P-chips and foreign listings. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

The Lipper China Region Funds Index is an unmanaged index considered representative of China region funds tracked by Lipper.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.
Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2                      Invesco Greater China Fund

Average Annual Total Returns
As of 4/30/21, including maximum applicable sales charges

Class A Shares

Inception (3/31/06)	9.80%
10 Years	5.70
5 Years	12.84
1 Year	28.42

Class C Shares
Inception (3/31/06)	9.77%
10 Years	5.67
5 Years	13.28
1 Year	33.90

Class R Shares
10 Years	6.03%
5 Years	13.83
1 Year	35.47

Class Y Shares
Inception (10/3/08)	10.67%
10 Years	6.57
5 Years	14.42
1 Year	36.25

Class R5 Shares
Inception (3/31/06)	10.71%
10 Years	6.77
5 Years	14.60
1 Year	36.45

Class R6 Shares
10 Years	6.48%
5 Years	14.51
1 Year	36.51

Performance includes litigation proceeds. Had these proceeds not been received, total returns would have been lower.

    Class R shares incepted on April 23, 2021. Class R6 shares incepted on April 4, 2017. Performance shown prior to that date is that of Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ performance for the most recent monthend performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3                      Invesco Greater China Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 22-24, 2021, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2020 through December 31, 2020 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the coronavirus pandemic on the Fund and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

4                      Invesco Greater China Fund

Schedule of Investments(a)

April 30, 2021

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-97.04%(b)
Apparel Retail-1.59%
Pou Sheng International (Holdings) Ltd. (Hong Kong)(c)	11,922,000	$2,895,695
Automobile Manufacturers-0.24%
Jiangling Motors Corp. Ltd., B Shares	311,100	440,926
Construction Materials-1.18%
Asia Cement China Holdings Corp.(d)	2,090,500	2,144,931
Electronic Components-0.18%
Largan Precision Co. Ltd. (Taiwan)	3,000	333,121
Electronic Manufacturing Services-0.07%
FIH Mobile Ltd.(c)	877,000	123,773
Footwear-0.99%
Stella International Holdings Ltd.(c)	1,472,000	1,814,782
Gas Utilities-0.97%
Towngas China Co. Ltd.(c)	3,609,000	1,778,906
Health Care Equipment-3.67%
MicroPort CardioFlow Medtech Corp.(c)(e)	4,645	10,399
MicroPort Scientific Corp.	929,000	6,683,275
		6,693,674
Health Care Supplies-5.03%
Shandong Weigao Group Medical Polymer Co. Ltd., H Shares	4,104,000	9,182,246
Hotels, Resorts & Cruise Lines-0.45%
Shanghai Jinjiang International Hotels Co. Ltd., B Shares	381,578	812,897
Household Products-4.68%
Vinda International Holdings Ltd. (Hong Kong)	2,395,000	8,530,169
Hypermarkets & Super Centers-2.08%
Sun Art Retail Group Ltd.	4,120,500	3,792,634
Interactive Home Entertainment-4.94%
NetEase, Inc.	88,034	9,021,990
Interactive Media & Services-20.81%
Autohome, Inc., ADR	59,287	5,497,684
JOYY, Inc., ADR	43,834	4,166,860
Kuaishou Technology(c)(e)	107,800	3,467,392
Tencent Holdings Ltd.	231,100	18,481,774
Weibo Corp., ADR(c)	126,196	6,360,278
		37,973,988
Internet & Direct Marketing Retail-20.77%
Alibaba Group Holding Ltd.(c)	324,069	17,498,416

Investment Abbreviations:

ADR - American Depositary Receipt

	Shares	Value
Internet & Direct Marketing Retail-(continued)
JD.com, Inc., A Shares(c)	135,828	$9,033,979
Meituan, B Shares(c)(e)	298,400	11,361,552
		37,893,947
Life & Health Insurance-6.68%
AIA Group Ltd. (Hong Kong)	708,800	9,010,527
Ping An Insurance (Group) Co. of China Ltd., H Shares	291,500	3,184,918
		12,195,445
Marine Ports & Services-0.12%
Qingdao Port International Co. Ltd., H Shares(e)	347,000	213,252
Movies & Entertainment-2.83%
iQIYI, Inc., ADR(c)	350,542	5,156,473
Packaged Foods & Meats-4.71%
Dali Foods Group Co. Ltd.(e)	844,500	502,245
Uni-President China Holdings Ltd.	6,647,000	8,084,710
		8,586,955
Pharmaceuticals-8.04%
China Animal Healthcare Ltd.(d)	349,000	0
Jiangsu Hengrui Medicine Co. Ltd., A Shares	681,669	8,846,276
Shanghai Fudan-Zhangjiang Bio- Pharmaceutical Co. Ltd., H Shares	615,000	393,208
Sino Biopharmaceutical Ltd.	5,040,500	5,421,111
		14,660,595
Restaurants-3.56%
Ajisen (China) Holdings Ltd. (Hong Kong)	3,929,000	686,708
Gourmet Master Co. Ltd. (Taiwan)	872,000	5,810,494
		6,497,202
Technology Hardware, Storage & Peripherals-3.45%
Asustek Computer, Inc. (Taiwan)	466,000	6,298,260
Total Common Stocks & Other Equity Interests (Cost $131,686,487)		177,041,861
Money Market Funds-0.66%
Invesco Government & Agency Portfolio,Institutional Class, 0.03%(f)(g)	424,899	424,899
Invesco Liquid Assets Portfolio,Institutional Class, 0.01%(f)(g)	303,339	303,461
Invesco Treasury Portfolio,Institutional Class, 0.01%(f)(g)	485,599	485,599
Total Money Market Funds (Cost $1,213,959)		1,213,959
TOTAL INVESTMENTS IN SECURITIES-97.70% (Cost $132,900,446)		178,255,820
OTHER ASSETS LESS LIABILITIES-2.30%		4,188,338
NET ASSETS-100.00%		$182,444,158

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                      Invesco Greater China Fund

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Country of issuer and/or credit risk exposure listed in Common Stocks & Other Equity Interests has been determined to be China unless otherwise noted.
(c)	Non-income producing security.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(e)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2021 was $15,554,840, which represented 8.53% of the Fund’s Net Assets.

(f)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2021.

	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$835,025	$18,097,814	$(18,507,940)	$ -	$ -	$424,899	$175
Invesco Liquid Assets Portfolio, Institutional Class	530,329	12,921,817	(13,148,691)	74	(68)	303,461	104
Invesco Treasury Portfolio, Institutional Class	954,314	20,683,216	(21,151,931)	-	-	485,599	67
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	172,334	(172,334)	-	-	-	-
Invesco Private Prime Fund	-	258,501	(258,501)	-	-	-	3*
Total	$2,319,668	$52,133,682	$(53,239,397)	$74	$(68)	$1,213,959	$349

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(g)	The rate shown is the 7-day SEC standardized yield as of April 30, 2021.

Portfolio Composition

By sector, based on Net Assets

as of April 30, 2021

Communication Services	28.58%
Consumer Discretionary	27.60
Health Care	16.74
Consumer Staples	11.47
Financials	6.68
Information Technology	3.70
Other Sectors, Each Less than 2% of Net Assets	2.27
Money Market Funds Plus Other Assets Less Liabilities	2.96

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                      Invesco Greater China Fund

Statement of Assets and Liabilities

April 30, 2021

(Unaudited)

Assets:

Investments in securities, at value (Cost $131,686,487)	$177,041,861

Investments in affiliated money market funds, at value (Cost $1,213,959)	1,213,959

Foreign currencies, at value (Cost $2,237,370)	2,237,385
Receivable for:
Investments sold	10,782,110
Fund shares sold	18,870
Dividends	59,815

Investment for trustee deferred compensation and retirement plans	90,592
Other assets	305,834
Total assets	191,750,426

Liabilities:
Payable for:
Investments purchased	3,406,074
Fund shares reacquired	5,398,462
Amount due custodian	127,704
Accrued fees to affiliates	71,743
Accrued trustees’ and officers’ fees and benefits	938
Accrued other operating expenses	160,580
Trustee deferred compensation and retirement plans	140,767
Total liabilities	9,306,268

Net assets applicable to shares outstanding	$182,444,158

Net assets consist of:

Shares of beneficial interest	$136,021,332

Distributable earnings	46,422,826

$182,444,158

Net Assets:

Class A	$153,176,020

Class C	$6,401,731

Class R	$1,022,016

Class Y	$20,125,507

Class R5	$139,754

Class R6	$1,579,130

Shares outstanding, no par value, with an unlimited number of shares authorized:

Class A	4,778,349

Class C	207,866

Class R	31,896

Class Y	626,476

Class R5	4,347

Class R6	49,127
Class A:
Net asset value per share	$32.06
Maximum offering price per share (Net asset value of $32.06 ÷ 94.50%)	$33.93
Class C:
Net asset value and offering price per share	$30.80
Class R:
Net asset value and offering price per share	$32.04
Class Y:
Net asset value and offering price per share	$32.12
Class R5:
Net asset value and offering price per share	$32.15
Class R6:
Net asset value and offering price per share	$32.14

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                      Invesco Greater China Fund

Statement of Operations

For the six months ended April 30, 2021

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $1,658)	$92,930
Dividends from affiliates (includes securities lending income of $3)	349
Total investment income	93,279

Expenses:
Advisory fees	425,216
Administrative services fees	6,249
Distribution fees: Class A	97,551
Class C	16,335
Class R	72
Transfer agent fees – A, C, R and Y	104,416
Transfer agent fees – R5	37
Transfer agent fees – R6	306
Trustees’ and officers’ fees and benefits	13,859
Registration and filing fees	37,711
Reports to shareholders	12,620
Professional services fees	29,896
Other	647
Total expenses	744,915
Less: Fees waived and/or expense offset arrangement(s)	(985)
Net expenses	743,930
Net investment income (loss)	(650,651)

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	2,932,251
Affiliated investment securities	(68)
Foreign currencies	(24,153)
2,908,030
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	3,878,600
Affiliated investment securities	74
Foreign currencies	(14,735)
3,863,939
Net realized and unrealized gain	6,771,969
Net increase in net assets resulting from operations	$6,121,318

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                      Invesco Greater China Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2021 and the year ended October 31, 2020

(Unaudited)

	April 30, 2021	October 31, 2020
Operations:
Net investment income (loss)	$(650,651)	$(4,545)
Net realized gain	2,908,030	3,106,953
Change in net unrealized appreciation	3,863,939	15,717,415
Net increase in net assets resulting from operations	6,121,318	18,819,823

Distributions to shareholders from distributable earnings:
Class A	(368,979)	(682,071)
Class C	(19,714)	(1,933)
Class Y	(40,345)	(125,477)
Class R5	(427)	(360)
Class R6	(4,688)	(8,603)
Total distributions from distributable earnings	(434,153)	(818,444)

Share transactions–net:
Class A	79,392,797	(8,989,218)
Class C	2,585,041	(2,495,312)
Class R	1,039,568	–
Class Y	11,824,463	(3,466,519)
Class R5	101,164	4,750
Class R6	639,212	46,889
Net increase (decrease) in net assets resulting from share transactions	95,582,245	(14,899,410)
Net increase in net assets	101,269,410	3,101,969

Net assets:
Beginning of period	81,174,748	78,072,779
End of period	$182,444,158	$81,174,748

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                      Invesco Greater China Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)		Net gains (losses) on securities (both realized and unrealized)		Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (b)		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover (c)
Class A
Six months ended 04/30/21	$29.41	$(0.23)		$3.04		$2.81	$-	$(0.16)	$(0.16)	$32.06	9.59%		$153,176	1.63	%(d)	1.63	%(d)	(1.43	)%(d)	47%
Year ended 10/31/20	23.24	0.00	(e)	6.42		6.42	(0.25)	-	(0.25)	29.41	27.92		68,875	1.66		1.67		0.02	(e)	59
Year ended 10/31/19	25.52	0.20	(e)	1.77		1.97	(0.21)	(4.04)	(4.25)	23.24	9.33		62,869	1.76		1.76		0.86	(e)	59
Year ended 10/31/18	29.40	0.34	(e)	(4.06	)(f)	(3.72)	(0.16)	-	(0.16)	25.52	(12.71	)(f)	59,615	1.79		1.80		1.15	(e)	45
Year ended 10/31/17	22.23	0.05		7.27		7.32	(0.15)	-	(0.15)	29.40	33.19		69,843	1.93		1.93		0.22		56
Year ended 10/31/16	21.10	0.15		1.20		1.35	(0.22)	-	(0.22)	22.23	6.51		52,479	1.93		1.93		0.74		52
Class C
Six months ended 04/30/21	28.37	(0.33)		2.92		2.59	-	(0.16)	(0.16)	30.80	9.16		6,402	2.38	(d)	2.38	(d)	(2.18	)(d)	47
Year ended 10/31/20	22.35	(0.18	)(e)	6.21		6.03	(0.01)	-	(0.01)	28.37	26.98		3,647	2.41		2.42		(0.73	)(e)	59
Year ended 10/31/19	24.65	0.02	(e)	1.72		1.74	-	(4.04)	(4.04)	22.35	8.51		5,198	2.51		2.51		0.11	(e)	59
Year ended 10/31/18	28.45	0.11	(e)	(3.91	)(f)	(3.80)	-	-	-	24.65	(13.36	)(f)	10,155	2.54		2.55		0.40	(e)	45
Year ended 10/31/17	21.52	(0.13)		7.06		6.93	-	-	-	28.45	32.20		13,422	2.68		2.68		(0.53)		56
Year ended 10/31/16	20.39	(0.00)		1.16		1.16	(0.03)	-	(0.03)	21.52	5.73		11,879	2.68		2.68		(0.01)		52
Class R
Period ended 04/30/21(g)	32.59	(0.01)		(0.54)		(0.55)	-	-	-	32.04	(1.69)		1,022	1.69	(d)(h)	1.69	(d)(h)	(1.49	)(d)(h)	47
Class Y
Six months ended 04/30/21	29.44	(0.19)		3.03		2.84	-	(0.16)	(0.16)	32.12	9.68		20,126	1.38	(d)	1.38	(d)	(1.18	)(d)	47
Year ended 10/31/20	23.26	0.06	(e)	6.43		6.49	(0.31)	-	(0.31)	29.44	28.26		7,754	1.41		1.42		0.27	(e)	59
Year ended 10/31/19	25.57	0.26	(e)	1.76		2.02	(0.29)	(4.04)	(4.33)	23.26	9.56		9,339	1.51		1.51		1.11	(e)	59
Year ended 10/31/18	29.44	0.42	(e)	(4.07	)(f)	(3.65)	(0.22)	-	(0.22)	25.57	(12.48	)(f)	7,801	1.54		1.55		1.40	(e)	45
Year ended 10/31/17	22.26	0.12		7.27		7.39	(0.21)	-	(0.21)	29.44	33.53		11,444	1.68		1.68		0.47		56
Year ended 10/31/16	21.14	0.21		1.19		1.40	(0.28)	-	(0.28)	22.26	6.77		5,216	1.68		1.68		0.99		52
Class R5
Six months ended 04/30/21	29.45	(0.16)		3.02		2.86	-	(0.16)	(0.16)	32.15	9.75		140	1.23	(d)	1.23	(d)	(1.03	)(d)	47
Year ended 10/31/20	23.27	0.11	(e)	6.43		6.54	(0.36)	-	(0.36)	29.45	28.49		32	1.26		1.27		0.42	(e)	59
Year ended 10/31/19	25.58	0.30	(e)	1.77		2.07	(0.34)	(4.04)	(4.38)	23.27	9.79		23	1.33		1.33		1.29	(e)	59
Year ended 10/31/18	29.46	0.46	(e)	(4.08	)(f)	(3.62)	(0.26)	-	(0.26)	25.58	(12.38	)(f)	25	1.40		1.40		1.54	(e)	45
Year ended 10/31/17	22.28	0.16		7.28		7.44	(0.26)	-	(0.26)	29.46	33.80		72	1.50		1.50		0.65		56
Year ended 10/31/16	21.17	0.25		1.19		1.44	(0.33)	-	(0.33)	22.28	7.00		54	1.45		1.45		1.22		52
Class R6
Six months ended 04/30/21	29.43	(0.16)		3.03		2.87	-	(0.16)	(0.16)	32.14	9.79		1,579	1.21	(d)	1.21	(d)	(1.01	)(d)	47
Year ended 10/31/20	23.26	0.11	(e)	6.42		6.53	(0.36)	-	(0.36)	29.43	28.46		867	1.25		1.26		0.43	(e)	59
Year ended 10/31/19	25.57	0.30	(e)	1.77		2.07	(0.34)	(4.04)	(4.38)	23.26	9.79		642	1.33		1.33		1.29	(e)	59
Year ended 10/31/18	29.45	0.46	(e)	(4.07	)(f)	(3.61)	(0.27)	-	(0.27)	25.57	(12.36	)(f)	629	1.40		1.40		1.54	(e)	45
Period ended 10/31/17(g)	23.28	0.25		5.92		6.17	-	-	-	29.45	26.50		107	1.47	(h)	1.47	(h)	0.68	(h)	56

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)

Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the six months ended April 30, 2021, the portfolio turnover calculation excludes the value of securities purchased of $64,937,627 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco Pacific Growth Fund into the Fund.

(d)

Ratios are annualized and based on average daily net assets (000’s omitted) of $78,688, $3,294, $1,052, $8,997, $100 and $970 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

(e)

Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets includes significant dividends received during the year ended October 31, 2020. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the significant dividends are $(0.05) and (0.17)%, $(0.23) and (0.92)%, $0.01 and 0.08%, $0.06 and 0.23% and $0.06 and 0.24% for Class A, Class C, Class Y, Class R5 and Class R6 shares, respectively. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets includes significant dividends received during the year ended October 31, 2019. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the significant dividends are $0.05 and 0.20%, $(0.13) and (0.55)%, $0.11 and 0.45%, $0.15 and 0.63% and $0.15 and 0.63% for Class A, Class C, Class Y, Class R5 and Class R6 shares, respectively. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets includes significant dividends received during the year ended October 31, 2018. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the significant dividends are $0.18 and 0.60%, $(0.05) and (0.15)%, $0.26 and 0.85%, $0.30 and 0.99% and $0.30 and 0.99% for Class A, Class C, Class Y, Class R5 and Class R6 shares, respectively.

(f)

Includes litigation proceeds received during the year. Had these litigation proceeds not been received, Net gains (losses) on securities (both realized and unrealized) per share would have been $(4.16), $(4.01), $(4.17), $(4.18) and $(4.17) for Class A, Class C, Class Y, Class R5, and Class R6 shares, respectively. Total returns would have been lower.

(g)	Commencement date of April 23, 2021 and April 04, 2017 for Class R and Class R6 shares, respectively.
(h)	Annualized.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                      Invesco Greater China Fund

Notes to Financial Statements

April 30, 2021

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Greater China Fund (the “Fund”) is a series portfolio of AIM Investment Funds (Invesco Investment Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is long-term growth of capital.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. On April 23, 2021, the Fund began offering Class R shares. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for ten years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the tenth anniversary after a purchase of Class C shares. Effective November 30, 2020, the automatic conversion pursuant to the Conversion Feature changed from ten years to eight years. The first conversion of Class C shares to Class A shares occurred at the end of December 2020 for all Class C shares that were held for more than eight years as of November 30, 2020.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from

11                      Invesco Greater China Fund

settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

J.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with

12                      Invesco Greater China Fund

forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

K.

COVID-19 Risk - The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations and supply chains, layoffs, lower consumer demand, and defaults, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally.

The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

L.

Other Risks - Investing in a single-country mutual fund involves greater risk than investing in a more diversified fund due to lack of exposure to other countries. The political and economic conditions and changes in regulatory, tax or economic policy in a single country could significantly affect the market in that country and in surrounding or related countries.

Investing in developing countries can add additional risk, such as high rates of inflation or sharply devalued currencies against the U.S. dollar.

Transaction costs are often higher and there may be delays in settlement procedures.

Certain securities issued by companies in China may be less liquid, harder to sell or more volatile than U.S. securities.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $ 250 million	0.935%
Next $250 million	0.910%
Next $500 million	0.885%
Next $1.5 billion	0.860%
Next $2.5 billion	0.835%
Next $2.5 billion	0.810%
Next $2.5 billion	0.785%
Over $10 billion	0.760%

Effective April 23, 2021, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $ 1 billion	0.870%
Next $1 billion	0.820%
Next $49 billion	0.770%
Over $51 billion	0.760%

For the six months ended April 30, 2021, the effective advisory fee rate incurred by the Fund was 0.93%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

Effective April 23, 2021, the Adviser has contractually agreed, through at least April 30, 2022, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.50%, 2.25%, 1.75%, 1.25%, 1.25% and 1.25%, respectively, of the Fund’s average daily net assets (the “expense limits”). Prior to April 23, 2021, the Adviser had contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class Y, Class R5 and Class R6 shares to 2.25%, 3.00%, 2.00%, 2.00% and 2.00%, respectively, of the Fund’s average daily net asset. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, a could cause the total annual fund operating expenses after fee waiver and/or reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on April 30, 2022. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

The Adviser has contractually agreed, through at least June 30, 2023, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended April 30, 2021, the Adviser waived advisory fees of $736.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2021, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2021, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and

13                      Invesco Greater China Fund

Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2021, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2021, IDI advised the Fund that IDI retained $10,541 in front-end sales commissions from the sale of Class A shares and $189 and $727 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the six months ended April 30, 2021, there were transfers from Level 2 to Level 3 of $1,233,095, due to lack of availability of market data for this security.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$46,857,252	$128,039,678	$2,144,931	$177,041,861
Money Market Funds	1,213,959	–	–	1,213,959
Total Investments	$48,071,211	$128,039,678	$2,144,931	$178,255,820

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the six months ended April 30, 2021:

	Value 10/31/20	Purchases at Cost	Proceeds from Sales	Accrued Discounts/ Premiums	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Value 04/30/21
Common Stocks & Other Equity Interests	$-	$1,438,239	$-	$-	$-	$(526,403)	$1,233,095	$-	$2,144,931

The following table summarizes the valuation techniques and significant unobservable inputs used in determining fair value measurements for those investments classified as level 3 at period end:

	Fair Value at 04/30/21	Valuation Technique	Unobservable Inputs	Range of Unobservable Inputs	Unobservable Input Used
Asia Cement China Holdings Corp.	$2,144,931	Trading Halt Price	N/A	N/A	7.97 HKD/share (a)

(a)

The Fund fair values certain common equity securities that have halted from trading at the last traded price. The Adviser monitors the security daily for company news, additional market information or the occurrence of a significant event which would warrant a re-evaluation of the security’s fair valuation.

NOTE 4–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2021, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $249.

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under

14                      Invesco Greater China Fund

such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP.

Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of October 31, 2020.

NOTE 8–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2021 was $44,736,263 and $40,156,550, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$51,121,189
Aggregate unrealized (depreciation) of investments	(6,744,908)
Net unrealized appreciation of investments	$44,376,281

Cost of investments for tax purposes is $133,879,539.

NOTE 9–Share Information

	Summary of Share Activity
	Six months ended April 30, 2021(a)		Year ended October 31, 2020
	Shares	Amount	Shares	Amount
Sold:
Class A	304,741	$9,800,676	342,657	$8,833,626
Class C	24,168	748,834	22,769	582,376
Class R(b)	318	10,291	-	-
Class Y	63,731	2,021,191	110,005	2,686,790
Class R5	2,694	82,805	674	18,633
Class R6	4,519	139,617	19,521	484,229

Issued as reinvestment of dividends:
Class A	11,997	350,678	27,259	641,679
Class C	654	18,429	74	1,688
Class Y	1,258	36,821	5,031	118,279
Class R5	11	313	4	97
Class R6	157	4,589	350	8,219

Automatic conversion of Class C shares to Class A shares:
Class A	32,540	973,194	26,492	681,501
Class C	(33,789)	(973,194)	(27,405)	(681,501)

Issued in connection with acquisitions:(c)
Class A	2,392,360	77,968,123	-	-
Class C	118,746	3,718,418	-	-
Class R(b)	31,836	1,037,560	-	-
Class Y	523,086	17,086,005	-	-
Class R5	553	18,086	-	-
Class R6	19,702	643,779	-	-

15                      Invesco Greater China Fund

		Summary of Share Activity
	Six months ended April 30, 2021(a)		Year ended October 31, 2020
	Shares	Amount	Shares	Amount

Reacquired:
Class A	(305,045)	$(9,699,874)	(759,987)	$(19,146,024)
Class C	(30,463)	(927,446)	(99,526)	(2,397,875)
Class R(b)	(258)	(8,283)	-	-
Class Y	(224,967)	(7,319,554)	(253,128)	(6,271,588)
Class R5	(1)	(40)	(592)	(13,980)
Class R6	(4,708)	(148,773)	(18,026)	(445,559)
Net increase (decrease) in share activity	2,933,840	$95,582,245	(603,828)	$(14,899,410)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 39% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

(b)	Commencement date of April 23, 2021.
(c)

After the close of business on April 23, 2021, the Fund acquired all the net assets of Invesco Pacific Growth Fund (the “Target Fund”) pursuant to a plan of reorganization approved by the Board of Trustees of the Fund on January 22, 2021. The reorganization was executed in order to reduce overlap and increase efficiencies in the Adviser’s product line. The acquisition was accomplished by a tax-free exchange of 3,086,284 shares of the Fund for 3,002,204 shares outstanding of the Target Fund as of the close of business on April 23, 2021. Shares of the Target Fund were exchanged for the like class of shares of the Fund, based on the relative net asset value of the Target Fund to the net asset value of the Fund on the close of business, April 23, 2021. The Target Fund’s net assets as of the close of business on April 23, 2021 of $100,471,971, including $21,757,300 of unrealized appreciation, were combined with those of the Fund. The net assets of the Fund immediately before the acquisition were $92,373,846 and $192,845,817 immediately after the acquisition.

    The pro forma results of operations for the six months ended April 30, 2021 assuming the reorganization had been completed on November 1, 2020, the beginning of the semi-annual reporting period are as follows:

Net investment income (loss)	$(1,377,006)
Net realized/unrealized gains	19,667,370
Change in net assets resulting from operations	$18,290,364

    As the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Target Fund that has been included in the Fund’s Statement of Operations since April 24, 2021.

16                      Invesco Greater China Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. With the exception of the actual ending account value and expenses of the Class R shares, the example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2020 through April 30, 2021. The actual ending account value and expenses for the Class R shares in the example below are based on an investment of $1,000 invested as of close of business April 23, 2021 (commencement date) and held through April 30, 2021.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period (as of close of business April 23, 2021 through April 30, 2021 for the Class R shares). Because the actual ending account value and expense information in the example is not based upon a six month period for the Class R shares, the ending account value and expense information may not provide a meaningful comparison to mutual funds that provide such information for a full six month period.

	Beginning Account Value (11/01/20)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio[2]
		Ending Account Value (04/30/21)[1]	Expenses Paid During Period[2,3]	Ending Account Value (04/30/21)	Expenses Paid During Period[2,4]
Class A	$1,000.00	$1,095.90	$8.47	$1,016.71	$8.15	1.63%
Class C	1,000.00	1,091.60	12.34	1,012.99	11.88	2.38
Class R	1,000.00	1,006.90	0.23	1,016.41	8.45	1.69
Class Y	1,000.00	1,096.80	7.17	1,017.95	6.90	1.38
Class R5	1,000.00	1,097.50	6.40	1,018.70	6.16	1.23
Class R6	1,000.00	1,097.90	6.29	1,018.79	6.06	1.21

[1]

The actual ending account value is based on the actual total return of the Fund for the period November 1, 2020 through April 30, 2021, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]

Actual expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year. For the Class R shares actual expenses are equal to the annualized expense ratio indicated above multiplied by the average account value over the period, multiplied by 8 (as of close of business April 23, 2021 through April 30, 2021)/365. Because the Class R shares have not been in existence for a full six month period, the actual ending account value and expense information shown may not provide a meaningful comparison to fund expense information of classes that show such data for a full six month period and, because the actual ending account value and expense information in the expense example covers a short time period, return and expense data may not be indicative of return and expense data for longer time periods. Effective April 23, 2021, the Fund’s adviser has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses of Class A, Class C, Class R, Class Y, Class R5 and Class R6 to 1.50%, 2.25%, 1.75%, 1.25%, 1.25% and 1.25% of average daily net assets, respectively. The annualized expense ratios restated as if these agreements had been in effect throughout the entire most recent fiscal half year are 1.50%, 2.25%, 1.69%, 1.25%, 1.23% and 1.21%.

[3]

The actual expenses paid restated as if the changes discussed above had been in effect throughout the entire most recent half year are $6.78, $10.69, $0.23, $5.56, $6.40 and $6.29 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

[4]

The hypothetical expenses paid restated as if the changes discussed above had been in effect throughout the entire most recent half year are $6.75, $10.63, $8.45, $5.53, $6.16 and $6.06 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

17                      Invesco Greater China Fund

(This page intentionally left blank)

(This page intentionally left blank)

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents. With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

∎ Daily confirmations

∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each fiscal year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/ corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-05426 and 033-19338	Invesco Distributors, Inc.	CHI-SAR-1

Semiannual Report to Shareholders	April 30, 2021

Invesco Health Care Fund
Nasdaq:
A: GGHCX ◾ C: GTHCX ◾ Y: GGHYX ◾ Investor: GTHIX ◾ R6: GGHSX

2	Fund Performance
4	Liquidity Risk Management Program
5	Schedule of Investments
8	Financial Statements
11	Financial Highlights
12	Notes to Financial Statements
17	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 10/31/20 to 4/30/21, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	18.29%
Class C Shares	17.87
Class Y Shares	18.45
Investor Class Shares	18.29
Class R6 Shares	18.51
MSCI World Index▼ (Broad Market Index)	29.10
MSCI World Health Care Index▼ (Style-Specific Index)	17.45
Lipper Global Health/Biotechnology Funds Index∎ (Peer Group Index)	16.40
Source(s): ▼RIMES Technologies Corp.; ∎Lipper Inc.

The MSCI World IndexSM is an unmanaged index considered representative of stocks of developed countries. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

  The MSCI World Health Care Index is an unmanaged index considered representative of health care stocks of developed countries. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

  The Lipper Global Health/Biotechnology Funds Index is an unmanaged index considered representative of global health/biotechnology funds tracked by Lipper.

  The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

  A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2                          Invesco Health Care Fund

Average Annual Total Returns
As of 4/30/21, including maximum applicable sales charges
Class A Shares
Inception (8/7/89)	10.83%
10 Years	11.35
5 Years	10.78
1 Year	17.37
Class C Shares
Inception (3/1/99)	9.23%
10 Years	11.32
5 Years	11.20
1 Year	22.26
Class Y Shares
Inception (10/3/08)	11.92%
10 Years	12.27
5 Years	12.32
1 Year	24.55
Investor Class Shares
Inception (7/15/05)	9.53%
10 Years	11.98
5 Years	12.04
1 Year	24.19
Class R6 Shares
10 Years	12.13%
5 Years	12.33
1 Year	24.59

Class R6 shares incepted on April 4, 2017. Performance shown prior to that date is that of Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class Y shares, Investor Class shares and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3                             Invesco Health Care Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 22-24, 2021, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2020 through December 31, 2020 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the coronavirus pandemic on the Fund and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:
∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

4                         Invesco Health Care Fund

Schedule of Investments(a)

April 30, 2021

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–98.73%
Application Software–0.10%

Privia Health Group, Inc.(b)	44,215	$1,605,889

Biotechnology–21.35%
AbbVie, Inc.	394,296	43,964,004

Acceleron Pharma, Inc.(b)	82,671	10,331,395

Allakos, Inc.(b)	52,327	5,709,922

Alnylam Pharmaceuticals, Inc.(b)	49,238	6,924,832

Amgen, Inc.	31,424	7,530,447

Arcus Biosciences, Inc.(b)	201,316	6,794,415

Argenx SE, ADR (Netherlands)(b)	40,862	11,715,544

Ascendis Pharma A/S, ADR (Denmark)(b)	51,887	7,522,058

Biogen, Inc.(b)	29,660	7,929,008

Biomea Fusion, Inc.(b)(c)	146,400	2,481,480

CareDx, Inc.(b)	144,432	11,420,238

Cogent Biosciences, Inc.(b)(c)	521,535	4,532,139

CRISPR Therapeutics AG (Switzerland)(b)	24,779	3,252,739

Exact Sciences Corp.(b)	106,048	13,979,247

Fate Therapeutics, Inc.(b)	88,416	7,726,674

Forte Biosciences, Inc.(b)	176,418	6,384,567

Genmab A/S, ADR (Denmark)(b)	247,769	9,135,243

Gilead Sciences, Inc.	54,816	3,479,172

Halozyme Therapeutics, Inc.(b)	206,530	10,316,174

Horizon Therapeutics PLC(b)	172,084	16,282,588

Immunocore Holdings PLC, ADR (United Kingdom)(b)	110,186	4,447,107

Insmed, Inc.(b)	189,818	6,402,561

Iovance Biotherapeutics, Inc.(b)	112,149	3,525,965

Kadmon Holdings, Inc.(b)	940,006	3,816,424

Keros Therapeutics, Inc.(b)	106,746	6,276,665

Kronos Bio, Inc.(b)(c)	179,079	4,847,669

Mirati Therapeutics, Inc.(b)	48,293	8,027,262

Natera, Inc.(b)	126,392	13,905,648

Olema Pharmaceuticals, Inc.(b)(c)	178,040	4,994,022

PMV Pharmaceuticals, Inc.(b)	173,359	5,847,399

Rocket Pharmaceuticals, Inc.(b)	169,019	7,747,831

Seagen, Inc.(b)	79,894	11,485,561

SpringWorks Therapeutics, Inc.(b)	68,306	4,908,469

Sutro Biopharma, Inc.(b)	230,102	4,719,392

TG Therapeutics, Inc.(b)	182,817	8,173,748

Trillium Therapeutics, Inc. (Canada)(b)(c)	575,564	5,473,614

Twist Bioscience Corp.(b)	33,524	4,498,586

Ultragenyx Pharmaceutical, Inc.(b)	78,350	8,746,994

United Therapeutics Corp.(b)	48,917	9,859,711

Veracyte, Inc.(b)	152,349	7,579,363

Vertex Pharmaceuticals, Inc.(b)	46,398	10,124,044

Zentalis Pharmaceuticals, Inc.(b)	132,355	7,851,299

		350,671,220

Health Care Equipment–24.33%
Abbott Laboratories	481,595	57,829,928

ABIOMED, Inc.(b)	10,250	3,287,482

Becton, Dickinson and Co.	31,110	7,740,479

Danaher Corp.	218,016	55,362,983

	Shares	Value
Health Care Equipment–(continued)
DexCom, Inc.(b)	23,847	$9,207,327

Globus Medical, Inc., Class A(b)	205,270	14,732,228

IDEXX Laboratories, Inc.(b)	87,770	48,184,852

Inari Medical, Inc.(b)	75,487	8,627,409

Insulet Corp.(b)	64,659	19,088,630

Intuitive Surgical, Inc.(b)	57,861	50,049,765

Koninklijke Philips N.V. (Netherlands)(b)	263,576	14,852,187

Masimo Corp.(b)	61,176	14,233,820

Medtronic PLC	226,062	29,596,037

Penumbra, Inc.(b)	33,406	10,221,902

Stryker Corp.	97,173	25,520,545

Zimmer Biomet Holdings, Inc.	175,391	31,072,269

		399,607,843

Health Care Facilities–3.34%
HCA Healthcare, Inc.	195,565	39,320,299

Surgery Partners, Inc.(b)	254,583	12,270,901

Tenet Healthcare Corp.(b)	54,813	3,248,218

		54,839,418

Health Care Services–3.31%
1Life Healthcare, Inc.(b)	207,162	9,013,619

Amedisys, Inc.(b)	65,138	17,577,489

Guardant Health, Inc.(b)	88,664	14,095,803

Oak Street Health, Inc.(b)	136,049	8,384,700

Signify Health, Inc., Class A(b)	189,746	5,379,299

		54,450,910

Health Care Supplies–5.85%
Alcon, Inc. (Switzerland)	139,187	10,498,876

Align Technology, Inc.(b)	63,046	37,545,784

Cooper Cos., Inc. (The)	45,225	18,582,500

Pulmonx Corp.(b)	136,366	6,410,566

Silk Road Medical, Inc.(b)	72,557	4,436,135

West Pharmaceutical Services, Inc.	56,554	18,579,120

		96,052,981

Health Care Technology–3.78%
Inspire Medical Systems, Inc.(b)	123,320	29,204,642

Phreesia, Inc.(b)	147,938	7,655,791

Teladoc Health, Inc.(b)	29,176	5,028,484

Veeva Systems, Inc., Class A(b)	71,471	20,186,984

		62,075,901

Life Sciences Tools & Services–14.75%
10X Genomics, Inc., Class A(b)	64,869	12,831,088

Agilent Technologies, Inc.	190,221	25,421,134

Bio-Rad Laboratories, Inc., Class A(b)	25,129	15,834,537

Bio-Techne Corp.	16,971	7,254,933

Charles River Laboratories International, Inc.(b)	76,154	25,317,397

Illumina, Inc.(b)	18,941	7,440,782

IQVIA Holdings, Inc.(b)	36,553	8,578,624

Lonza Group AG (Switzerland)	14,704	9,356,630

Maravai LifeSciences Holdings, Inc., Class A(b)	281,176	10,940,558

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Health Care Fund

	Shares	Value
Life Sciences Tools & Services–(continued)
Medpace Holdings, Inc.(b)	23,753	$4,030,409

Mettler-Toledo International, Inc.(b)	12,324	16,185,356

NeoGenomics, Inc.(b)	158,911	7,785,050

Quanterix Corp.(b)	89,626	5,479,734

Repligen Corp.(b)	81,151	17,180,478

Thermo Fisher Scientific, Inc.	146,089	68,695,431

		242,332,141

Managed Health Care–9.59%
Anthem, Inc.	24,608	9,336,029

HealthEquity, Inc.(b)	78,079	5,931,662

Humana, Inc.	100,230	44,626,405

UnitedHealth Group, Inc.	244,952	97,686,857

		157,580,953

Pharmaceuticals–12.33%
AstraZeneca PLC, ADR (United Kingdom)	695,136	36,890,867

Bristol-Myers Squibb Co.	535,476	33,424,412

Catalent, Inc.(b)	195,341	21,970,002

Eli Lilly and Co.	249,026	45,514,482

Novartis AG, ADR (Switzerland)	202,157	17,231,863

Roche Holding AG (Switzerland)	71,575	23,319,816

Royalty Pharma PLC, Class A	164,500	7,238,000

Zoetis, Inc.	98,205	16,992,411

		202,581,853

Total Common Stocks & Other Equity Interests (Cost $1,107,732,495)		1,621,799,109

	Shares	Value

Money Market Funds–1.51%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e)	8,173,717	$8,173,717

Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(d)(e)	7,354,182	7,357,123

Invesco Treasury Portfolio, Institutional Class, 0.01%(d)(e)	9,341,391	9,341,391

Total Money Market Funds (Cost $24,870,054)		24,872,231

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.24% (Cost $1,132,602,549)		1,646,671,340

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.41%

Invesco Private Government Fund, 0.01%(d)(e)(f)	2,686,872	2,686,872

Invesco Private Prime Fund, 0.11%(d)(e)(f)	4,028,697	4,030,309
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $6,717,181)		6,717,181

TOTAL INVESTMENTS IN SECURITIES–100.65% (Cost $1,139,319,730)		1,653,388,521

OTHER ASSETS LESS LIABILITIES—(0.65)%		(10,755,225)
NET ASSETS–100.00%		$1,642,633,296

Investment Abbreviations:

ADR – American Depositary Receipt

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at April 30, 2021.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2021.

	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value April 30, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$9,212,825	$73,009,783	$(74,048,891)	$-	$-	$8,173,717	$935
Invesco Liquid Assets Portfolio, Institutional Class	8,099,318	52,149,844	(52,892,065)	(559)	585	7,357,123	1,426
Invesco Treasury Portfolio, Institutional Class	10,528,943	83,439,752	(84,627,304)	-	-	9,341,391	433
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	2,336,493	72,577,518	(72,227,139)	-	-	2,686,872	399	*
Invesco Private Prime Fund	3,504,739	106,681,687	(106,157,209)	-	1,092	4,030,309	3,836	*
Total	$33,682,318	$387,858,584	$(389,952,608)	$(559)	$1,677	$31,589,412	$7,029

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of April 30, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Health Care Fund

Portfolio Composition

By sector, based on Net Assets

as of April 30, 2021

Health Care	98.63%
Information Technology	0.10
Money Market Funds Plus Other Assets Less Liabilities	1.27

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Health Care Fund

Statement of Assets and Liabilities

April 30, 2021

(Unaudited)

Assets:
Investments in securities, at value (Cost $1,107,732,495)*	$1,621,799,109
Investments in affiliated money market funds, at value (Cost $31,587,235)	31,589,412
Foreign currencies, at value (Cost $1,116)	1,122
Receivable for:
Investments sold	7,753,433
Fund shares sold	99,481
Dividends	3,253,043
Investment for trustee deferred compensation and retirement plans	264,130

Other assets	161,939

Total assets	1,664,921,669

Liabilities:
Payable for:
Investments purchased	12,553,458
Fund shares reacquired	987,149
Amount due custodian	801,919
Collateral upon return of securities loaned	6,717,181
Accrued fees to affiliates	688,152
Accrued trustees’ and officers’ fees and benefits	773
Accrued other operating expenses	207,385

Trustee deferred compensation and retirement plans	332,356

Total liabilities	22,288,373
Net assets applicable to shares outstanding	$1,642,633,296

Net assets consist of:
Shares of beneficial interest	$848,814,477

Distributable earnings	793,818,819

$1,642,633,296

Net Assets:
Class A	$852,499,725
Class C	$29,075,257
Class Y	$54,919,676
Investor Class	$705,248,879
Class R6	$889,759

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	18,365,872
Class C	1,010,463
Class Y	1,152,739
Investor Class	15,190,722
Class R6	18,640
Class A:
Net asset value per share	$46.42
Maximum offering price per share
(Net asset value of $46.42 ÷ 94.50%)	$49.12
Class C:
Net asset value and offering price per share	$28.77
Class Y:
Net asset value and offering price per share	$47.64
Investor Class:
Net asset value and offering price per share	$46.43
Class R6:
Net asset value and offering price per share	$47.73

*	At April 30, 2021, securities with an aggregate value of $ 6,608,415 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Health Care Fund

Statement of Operations

For the six months ended April 30, 2021

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $254,829)	$ 7,055,577

Dividends from affiliated money market funds (includes securities lending income of $73,887)	76,681

Total investment income	7,132,258

Expenses:
Advisory fees	4,880,570

Administrative services fees	113,294

Custodian fees	9,485

Distribution fees:
Class A	1,027,325

Class C	145,586

Investor Class	852,135

Transfer agent fees – A, C, Y and Investor	970,757

Transfer agent fees – R6	178

Trustees’ and officers’ fees and benefits	28,481

Registration and filing fees	60,903

Reports to shareholders	35,421

Professional services fees	63,464

Other	30,010

Total expenses	8,217,609

Less: Fees waived and/or expense offset arrangement(s)	(12,220)

Net expenses	8,205,389

Net investment income (loss)	(1,073,131)

Realized and unrealized gain (loss) from:
Net realized gain from:
Unaffiliated investment securities	281,103,797

Affiliated investment securities	1,677

Foreign currencies	45,994

281,151,468

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(20,049,551)

Affiliated investment securities	(559)

Foreign currencies	(10,455)

(20,060,565)

Net realized and unrealized gain	261,090,903

Net increase in net assets resulting from operations	$260,017,772

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco Health Care Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2021 and the year ended October 31, 2020

(Unaudited)

	April 30, 2021	October 31, 2020

Operations:
Net investment income (loss)	$ (1,073,131)	$ 1,130,113

Net realized gain	281,151,468	99,547,594

Change in net unrealized appreciation (depreciation)	(20,060,565)	62,553,401

Net increase in net assets resulting from operations	260,017,772	163,231,108

Distributions to shareholders from distributable earnings:
Class A	(51,038,739)	(26,366,873)

Class C	(3,032,486)	(1,306,960)

Class Y	(3,235,578)	(1,567,121)

Investor Class	(42,472,982)	(22,563,713)

Class R6	(48,621)	(3,940)

Total distributions from distributable earnings	(99,828,406)	(51,808,607)

Share transactions–net:
Class A	28,157,452	(18,107,030)

Class C	(468,416)	1,624,450

Class Y	5,964,217	2,617,317

Investor Class	16,704,981	(27,198,605)

Class R6	473,444	329,365

Net increase (decrease) in net assets resulting from share transactions	50,831,678	(40,734,503)

Net increase in net assets	211,021,044	70,687,998

Net assets:

Beginning of period	1,431,612,252	1,360,924,254

End of period	$1,642,633,296	$1,431,612,252

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Invesco Health Care Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover (c)
Class A
Six months ended 04/30/21	$41.82	$(0.03)	$7.53	$7.50	$(0.01)	$(2.89)	$(2.90)	$46.42	18.32%	$852,500	1.03	%(d)	1.03	%(d)	(0.13	)%(d)	55%
Year ended 10/31/20	38.59	0.03	4.67	4.70	(0.10)	(1.37)	(1.47)	41.82	12.32	740,884	1.06		1.06		0.08		17
Year ended 10/31/19	37.89	0.08	3.52	3.60	-	(2.90)	(2.90)	38.59	10.46	700,483	1.08		1.08		0.22		11
Year ended 10/31/18	37.84	(0.02)	2.52	2.50	-	(2.45)	(2.45)	37.89	7.03	687,513	1.09		1.09		(0.06)		36
Year ended 10/31/17	32.93	(0.05)	5.77	5.72	(0.07)	(0.74)	(0.81)	37.84	17.73	722,643	1.12		1.12		(0.12)		36
Year ended 10/31/16	43.70	0.08	(5.09)	(5.01)	-	(5.76)	(5.76)	32.93	(12.87)	725,053	1.09		1.09		0.23		21
Class C
Six months ended 04/30/21	26.99	(0.12)	4.79	4.67	(0.00)	(2.89)	(2.89)	28.77	17.87	29,075	1.78	(d)	1.78	(d)	(0.88	)(d)	55
Year ended 10/31/20	25.48	(0.18)	3.06	2.88	-	(1.37)	(1.37)	26.99	11.46	27,720	1.81		1.81		(0.67)		17
Year ended 10/31/19	26.20	(0.13)	2.31	2.18	-	(2.90)	(2.90)	25.48	9.62	24,570	1.83		1.83		(0.53)		11
Year ended 10/31/18	27.10	(0.21)	1.76	1.55	-	(2.45)	(2.45)	26.20	6.24	45,895	1.84		1.84		(0.81)		36
Year ended 10/31/17	23.91	(0.22)	4.15	3.93	-	(0.74)	(0.74)	27.10	16.84	56,741	1.87		1.87		(0.87)		36
Year ended 10/31/16	33.56	(0.14)	(3.75)	(3.89)	-	(5.76)	(5.76)	23.91	(13.53)	66,699	1.84		1.84		(0.52)		21
Class Y
Six months ended 04/30/21	42.90	0.03	7.71	7.74	(0.11)	(2.89)	(3.00)	47.64	18.45	54,920	0.78	(d)	0.78	(d)	0.12	(d)	55
Year ended 10/31/20	39.54	0.14	4.79	4.93	(0.20)	(1.37)	(1.57)	42.90	12.62	43,816	0.81		0.81		0.33		17
Year ended 10/31/19	38.67	0.18	3.59	3.77	-	(2.90)	(2.90)	39.54	10.70	38,519	0.83		0.83		0.47		11
Year ended 10/31/18	38.47	0.07	2.58	2.65	-	(2.45)	(2.45)	38.67	7.32	36,930	0.84		0.84		0.19		36
Year ended 10/31/17	33.48	0.05	5.85	5.90	(0.17)	(0.74)	(0.91)	38.47	18.01	35,924	0.87		0.87		0.13		36
Year ended 10/31/16	44.24	0.17	(5.17)	(5.00)	-	(5.76)	(5.76)	33.48	(12.67)	22,548	0.84		0.84		0.48		21
Investor Class
Six months ended 04/30/21	41.83	(0.03)	7.53	7.50	(0.01)	(2.89)	(2.90)	46.43	18.31	705,249	1.03	(d)	1.03	(d)	(0.13	)(d)	55
Year ended 10/31/20	38.60	0.03	4.67	4.70	(0.10)	(1.37)	(1.47)	41.83	12.33	618,818	1.06		1.06		0.08		17
Year ended 10/31/19	37.90	0.08	3.52	3.60	-	(2.90)	(2.90)	38.60	10.45	597,301	1.08		1.08		0.22		11
Year ended 10/31/18	37.85	(0.02)	2.52	2.50	-	(2.45)	(2.45)	37.90	7.03	583,069	1.09		1.09		(0.06)		36
Year ended 10/31/17	32.94	(0.04)	5.76	5.72	(0.07)	(0.74)	(0.81)	37.85	17.72	595,801	1.12		1.12		(0.12)		36
Year ended 10/31/16	43.71	0.08	(5.09)	(5.01)	-	(5.76)	(5.76)	32.94	(12.87)	563,411	1.09		1.09		0.23		21
Class R6
Six months ended 04/30/21	42.97	0.04	7.74	7.78	(0.13)	(2.89)	(3.02)	47.73	18.51	890	0.71	(d)	0.71	(d)	0.19	(d)	55
Year ended 10/31/20	39.61	0.16	4.79	4.95	(0.22)	(1.37)	(1.59)	42.97	12.65	374	0.77		0.77		0.37		17
Year ended 10/31/19	38.71	0.20	3.60	3.80	-	(2.90)	(2.90)	39.61	10.77	52	0.77		0.77		0.53		11
Year ended 10/31/18	38.49	0.09	2.58	2.67	-	(2.45)	(2.45)	38.71	7.37	41	0.79		0.79		0.24		36
Period ended 10/31/17(e)	36.35	0.05	2.09	2.14	-	-	-	38.49	5.89	14	0.78	(f)	0.78	(f)	0.22	(f)	36

(a)	Calculated using average of Units outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)

Ratios are annualized and based on average daily net assets (000’s omitted) of $828,671, $29,358, $52,423, $687,357 and $741 for Class A, Class C, Class Y, Investor Class and Class R6 shares, respectively.

(e)	Commencement date of April 04, 2017.
(f)	Annualized.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Invesco Health Care Fund

Notes to Financial Statements

April 30, 2021

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Health Care Fund (the “Fund”) is a series portfolio of AIM Investment Funds (Invesco Investment Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is long-term growth of capital.

The Fund currently consists of five different classes of shares: Class A, Class C, Class Y, Investor Class and Class R6. Class Y and Investor Class shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y, Investor Class and Class R6 shares are sold at net asset value. Class C shares held for ten years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the tenth anniversary after a purchase of Class C shares. Effective November 30, 2020, the automatic conversion pursuant to the Conversion Feature changed from ten years to eight years. The first conversion of Class C shares to Class A shares occurred at the end of December 2020 for all Class C shares that were held for more than eight years as of November 30, 2020.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from

12                         Invesco Health Care Fund

settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R6 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

J.

Foreign Currency Translations - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized

13                         Invesco Health Care Fund

foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

K.

Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

L.

COVID-19 Risk - The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations and supply chains, layoffs, lower consumer demand, and defaults, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally.

The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

M.

Other Risks - The Fund’s performance is vulnerable to factors affecting the health care industry, including government regulation, obsolescence caused by scientific advances and technological innovations.

The Fund has invested in non-publicly traded companies, some of which are in the startup or development stages. These investments are inherently risky, as the market for the technologies or products these companies are developing are typically in the early stages and may never materialize. The Fund could lose its entire investment in these companies. These investments are valued at fair value as determined in good faith in accordance with procedures approved by the Board of Trustees. Investments in privately held venture capital securities are illiquid.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $ 350 million	0.750%
Next $350 million	0.650%
Next $1.3 billion	0.550%
Next $2 billion	0.450%
Next $2 billion	0.400%
Next $2 billion	0.375%
Over $8 billion	0.350%

For the six months ended April 30, 2021, the effective advisory fee rate incurred by the Fund was 0.62%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2022, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class Y, Investor Class and Class R6 shares to 2.00%, 2.75%, 1.75%, 2.00% and 1.75% of the Fund’s average daily net assets (the “expense limits”), respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2022. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

Further, the Adviser has contractually agreed, through at least June 30, 2023, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended April 30, 2021, the Adviser waived advisory fees of $9,700.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2021, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to

14                         Invesco Health Care Fund

intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2021, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class Y, Investor Class and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Investor Class shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.25% of the average daily net assets of Investor Class shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2021, expenses incurred under the Plan are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2021, IDI advised the Fund that IDI retained $57,699 in front-end sales commissions from the sale of Class A shares and $626 and $912 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

For the six months ended April 30, 2021, the Fund incurred $21,025 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$1,574,270,476	$47,528,633	$ –	$1,621,799,109
Money Market Funds	24,872,231	6,717,181	–	31,589,412
Total Investments	$1,599,142,707	$54,245,814	$ –	$1,653,388,521

NOTE 4—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2021, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $2,520.

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

15                         Invesco Health Care Fund

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of October 31, 2020.

NOTE 8—Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2021 was $851,039,360 and $892,115,389, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$542,129,729

Aggregate unrealized (depreciation) of investments	(28,068,890)

Net unrealized appreciation of investments	$514,060,839

Cost of investments for tax purposes is $1,139,327,682.

NOTE 9—Share Information

	Summary of Share Activity

	Six months ended April 30, 2021(a)		Year ended October 31, 2020
	Shares	Amount	Shares	Amount

Sold:
Class A	647,932	$29,373,044	1,293,821	$51,850,610

Class C	175,143	4,987,879	366,145	9,605,592

Class Y	214,025	9,921,943	410,958	17,042,917

Investor Class	82,611	3,747,713	150,759	5,981,461

Class R6	9,257	442,470	7,776	345,817

Issued as reinvestment of dividends:
Class A	1,048,935	46,121,671	588,599	23,755,862

Class C	103,744	2,835,324	47,165	1,236,669

Class Y	62,753	2,829,545	33,361	1,378,148

Investor Class	899,683	39,568,061	522,381	21,083,288

Class R6	981	44,284	40	1,655

Automatic conversion of Class C shares to Class A shares:
Class A	111,691	5,047,959	42,503	1,734,470

Class C	(179,713)	(5,047,959)	(65,583)	(1,734,470)

Reacquired:
Class A	(1,159,362)	(52,385,222)	(2,360,788)	(95,447,972)

Class C	(115,677)	(3,243,660)	(285,183)	(7,483,341)

Class Y	(145,436)	(6,787,271)	(397,046)	(15,803,748)

Investor Class	(586,861)	(26,610,793)	(1,353,682)	(54,263,354)

Class R6	(294)	(13,310)	(421)	(18,107)

Net increase (decrease) in share activity	1,169,412	$50,831,678	(999,195)	$(40,734,503)

(a)

There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 8% of the outstanding shares of the Fund. IDI has an agreement with this entity to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially.

16                         Invesco Health Care Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2020 through April 30, 2021.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (11/01/20)	Ending Account Value (04/30/21)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/21)	Expenses Paid During Period[2]	Annualized Expense Ratio
Class A	$1,000.00	$1,182.90	$5.57	$1,019.69	$5.16	1.03%
Class C	1,000.00	1,178.70	9.62	1,015.97	8.90	1.78
Class Y	1,000.00	1,184.50	4.22	1,020.93	3.91	0.78
Investor Class	1,000.00	1,182.90	5.57	1,019.69	5.16	1.03
Class R6	1,000.00	1,185.10	3.85	1,021.27	3.56	0.71

[1]

The actual ending account value is based on the actual total return of the Fund for the period November 1, 2020 through April 30, 2021, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

17                         Invesco Health Care Fund

(This page intentionally left blank)

(This page intentionally left blank)

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

∎ Daily confirmations

∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each fiscal year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-05426 and 033-19338	Invesco Distributors, Inc.	GHC-SAR-1

Semiannual Report to Shareholders	April 30, 2021
Invesco International Bond Fund
Nasdaq:
A: OIBAX ∎ C: OIBCX ∎ R: OIBNX ∎ Y: OIBYX ∎ R5: INBQX ∎ R6: OIBIX

2	Fund Performance
4	Liquidity Risk Management Program
5	Consolidated Schedule of Investments
25	Consolidated Financial Statements
28	Consolidated Financial Highlights
29	Notes to Consolidated Financial Statements
39	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED   |   MAY LOSE VALUE   |   NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 10/31/20 to 4/30/21, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	3.16%
Class C Shares	2.78
Class R Shares	3.04
Class Y Shares	3.29
Class R5 Shares	3.54
Class R6 Shares	3.36
FTSE Non-U.S. Dollar World Government Bond Index▼	-0.83
JP Morgan Government Bond Index - Emerging Markets (GBI-EM) Global Diversified Index▼	4.17
JP Morgan EMBI Global Diversified Index▼	3.26
Custom Invesco International Bond Index∎	1.49
Source(s): ▼ RIMES Technologies Corp.; ∎Invesco, RIMES Technologies Corp.

The Custom Invesco International Bond Index is composed of 50% FTSE Non-U.S. Dollar World Government Bond Index, 30% JP Morgan Government Bond Index - Emerging Markets (GBI-EM) Global Diversified Index and 20% JP Morgan EMBI Global Diversified Index.

The FTSE Non-U.S. Dollar World Government Bond Index is a broad benchmark providing exposure to the global sovereign fixed income market, excluding the US.
The JP Morgan Government Bond Index - Emerging Markets (GBI-EM) Global Diversified Index is a comprehensive global local emerging markets index comprising liquid, fixed-rate, domestic currency government bonds.
The JP Morgan EMBI Global Diversified Index is an unmanaged index that tracks the traded market for US-dollar-denominated Brady bonds, Eurobonds, traded loans and local market debt instruments issued by sovereign and quasi-sovereign entities.
The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

  Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their in-sights about market and economic news and trends.

2                     Invesco International Bond Fund

Average Annual Total Returns
As of 4/30/21, including maximum applicable sales charges

Class A Shares
Inception (6/15/95)	6.54%
10 Years	1.51
5 Years	2.33
1 Year	12.81

Class C Shares
Inception (6/15/95)	6.46%
10 Years	1.37
5 Years	2.45
1 Year	15.93

Class R Shares
Inception (3/1/01)	6.08%
10 Years	1.65
5 Years	2.97
1 Year	17.27

Class Y Shares
Inception (9/27/04)	5.22%
10 Years	2.21
5 Years	3.49
1 Year	18.04

Class R5 Shares
10 Years	2.03%
5 Years	3.39
1 Year	18.43

Class R6 Shares
Inception (1/27/12)	2.80%
5 Years	3.65
1 Year	18.00

Effective May 24, 2019, Class A, Class C, Class R, Class Y and Class I shares of the Oppenheimer International Bond Fund, (the predecessor fund), were reorganized into Class A, Class C, Class R, Class Y and Class R6 shares, respectively, of the Invesco Oppenheimer International Bond Fund. Note: The Fund was subsequently renamed the Invesco International Bond Fund (the Fund). Returns shown above, for periods ending on or prior to May 24, 2019, for Class A, Class C, Class R, Class Y and Class R6 shares are those for Class A, Class C, Class R, Class Y and Class I shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

Class R5 shares incepted on May 24, 2019. Performance shown on and prior to that date is that of the predecessor fund’s Class A shares and includes the 12b-1 fees applicable to Class A shares.

The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on

Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

Class A share performance reflects the maximum 4.25% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3                     Invesco International Bond Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 22-24, 2021, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2020 through December 31, 2020 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the coronavirus pandemic on the Fund and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

4                     Invesco International Bond Fund

Consolidated Schedule of Investments

April 30, 2021

(Unaudited)

		Principal Amount	Value
Non-U.S. Dollar Denominated Bonds & Notes–50.57%(a)
Argentina–2.30%
Argentina Treasury Bond BONCER,
1.00%, 08/05/2021	ARS	2,032,583,408	$ 33,734,177
1.40%, 03/25/2023	ARS	677,070,000	10,163,678
1.50%, 03/25/2024	ARS	496,990,000	7,008,103
4.00%, 04/27/2025	ARS	117,500,000	3,872,125
Argentine Bonos del Tesoro,
18.20%, 10/03/2021	ARS	212,805,000	2,114,818
15.50%, 10/17/2026	ARS	135,000,000	568,469
Provincia de Buenos Aires Government Bonds, 37.85%, 04/12/2025(b)	ARS	120,000,000	1,073,693
			58,535,063

Belgium–0.64%
KBC Group N.V., 4.75%(b)(c)(d)	EUR	2,600,000	3,357,087
Kingdom of Belgium Government Bond, Series 93, 0.65%, 06/22/2071(b)	EUR	13,100,000	12,878,259
			16,235,346

Brazil–2.29%
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 01/01/2025	BRL	279,000,000	55,604,735
Swiss Insured Brazil Power Finance S.a r.l., 9.85%, 07/16/2032(b)	BRL	14,156,250	2,768,288
			58,373,023

Chile–0.76%
Bonos de la Tesoreria de la Republica en pesos, 2.80%, 10/01/2033(b)	CLP	16,000,000,000	19,403,798

Colombia–4.57%
Colombian TES, Series B, 6.25%, 11/26/2025	COP	60,000,000,000	99,989,772
Series B, 7.75%, 09/18/2030	COP	45,000,000,000	12,657,573
Fideicomiso PA Concesion Ruta al Mar, 6.75%, 02/15/2044(b)	COP	8,000,000,000	2,152,913
Fideicomiso PA Costera, Series B, 6.25%, 01/15/2034(b)	COP	5,916,031,565	1,631,324
			116,431,582

Egypt–1.54%
Egypt Government Bond,
16.30%, 01/01/2023	EGP	10,200,000	676,833
14.35%, 09/10/2024	EGP	50,000,000	3,209,851
14.48%, 04/06/2026	EGP	300,000,000	19,204,760

		Principal Amount	Value
Egypt–(continued)
Egypt Government International Bond, 4.75%, 04/16/2026(b)	EUR	12,900,000	$ 16,149,233
			39,240,677

France–0.36%
Accor S.A., 2.63%(b)(c)(d)	EUR	2,500,000	2,911,999
Electricite de France S.A., 2.88%(b)(c)(d)	EUR	5,000,000	6,277,637
			9,189,636

Germany–0.13%
Commerzbank AG, 6.13%(b)(c)(d)	EUR	2,600,000	3,378,843

Greece–5.71%
Hellenic Republic Government Bond, 0.75%, 06/18/2031(b)	EUR	22,110,000	25,983,874
1.88%, 02/04/2035(b)	EUR	62,500,000	80,976,383
1.88%, 01/24/2052(b)	EUR	32,500,000	38,074,796
Series GDP, 1.00%, 10/15/2042	EUR	107,000,000	408,434
			145,443,487

India–7.99%
India Government Bond,
8.40%, 07/28/2024	INR	1,997,000,000	29,486,062
8.15%, 11/24/2026	INR	500,000,000	7,431,700
8.24%, 02/15/2027	INR	4,935,000,000	73,486,179
7.17%, 01/08/2028	INR	1,955,000,000	27,877,670
6.45%, 10/07/2029	INR	1,500,000,000	20,487,360
5.77%, 08/03/2030	INR	1,500,000,000	19,574,127
NTPC Ltd., 2.75%, 02/01/2027(b)	EUR	2,500,000	3,200,824
State of Gujarat India, 7.52%, 05/24/2027	INR	500,000,000	7,082,395
State of Maharashtra India, 7.99%, 10/28/2025	INR	500,000,000	7,423,195
State of Tamil Nadu India, 8.53%, 03/09/2026	INR	500,000,000	7,467,167
			203,516,679

Italy–1.80%
Intesa Sanpaolo S.p.A.,
6.25%(b)(c)(d)	EUR	2,600,000	3,395,454
5.50%(b)(c)(d)	EUR	5,000,000	6,554,857
5.88%(b)(c)(d)	EUR	2,600,000	3,399,923
Italy Buoni Poliennali Del Tesoro, 2.15%, 03/01/2072(b)	EUR	22,500,000	25,983,741
UniCredit S.p.A., 6.63%(b)(c)(d)	EUR	5,000,000	6,443,403
			45,777,378

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

5	Invesco International Bond Fund

		Principal Amount	Value
Ivory Coast–1.28%
Ivory Coast Government International Bond,
5.25%, 03/22/2030(b)	EUR	5,636,000	$ 7,139,744
4.88%, 01/30/2032(b)	EUR	10,838,000	13,110,572
6.88%, 10/17/2040(b)	EUR	9,500,000	12,380,881
			32,631,197

Luxembourg–0.12%
Matterhorn Telecom S.A.,
4.00%, 11/15/2027(b)	EUR	2,500,000	3,073,771

Mexico–2.11%
J.P. Morgan S.A./ Hipotecaria Su Casita S.A. de C.V., 6.47%, 08/26/2035(b)(e)	MXN	34,101,099	251,416
Mexican Bonos, 8.50%, 11/18/2038	MXN	160,000,000	8,579,941
Series M, 8.00%, 12/07/2023	MXN	190,000,000	10,019,248
Series M, 5.75%, 03/05/2026	MXN	560,000,000	27,422,224
Series M, 7.75%, 11/13/2042	MXN	150,000,000	7,380,474
			53,653,303

Netherlands–0.63%
Cooperatieve Rabobank U.A., 4.38%(b)(c)(d)	EUR	4,600,000	6,124,861
Stichting AK Rabobank Certificaten, 6.50%(b)(d)(f)	EUR	6,252,450	9,881,217
			16,006,078

Portugal–8.17%
Banco Comercial Portugues S.A., 4.50%, 12/07/2027(b)(c)	EUR	2,100,000	2,569,588
Caixa Geral de Depositos S.A., 10.75%(b)(c)(d)	EUR	7,000,000	9,145,502
Novo Banco S.A.,
3.50%, 02/19/2043(b)	EUR	2,000,000	2,149,863
3.50%, 03/18/2043(b)	EUR	1,500,000	1,611,297
Portugal Obrigacoes do Tesouro OT,
2.13%, 10/17/2028(b)	EUR	62,500,000	86,522,526
0.30%, 10/17/2031(b)	EUR	90,000,000	106,205,051
			208,203,827

Romania–0.19%
Romanian Government International Bond, 2.00%, 04/14/2033(b)	EUR	4,106,000	4,875,196

Russia–1.24%
Mos.ru, 5.00%, 08/22/2034	RUB	103,214,253	0
Russian Federal Bond - OFZ,
4.50%, 07/16/2025	RUB	2,000,000,000	24,736,963
Series 6221, 7.70%, 03/23/2033	RUB	500,000,000	6,996,111
			31,733,074

		Principal Amount	Value
Slovenia–0.29%
Slovenia Government Bond, 0.69%, 03/03/2081(b)	EUR	7,500,000	$ 7,282,297

South Africa–4.56%
Republic of South Africa Government Bond,
Series 2032, 8.25%, 03/31/2032	ZAR	187,300,000	11,378,742
Series 2037, 8.50%, 01/31/2037	ZAR	1,380,000,000	77,271,607
Series 2048, 8.75%, 02/28/2048	ZAR	272,000,000	14,944,107
Series R186, 10.50%, 12/21/2026	ZAR	160,000,000	12,609,136
			116,203,592

Spain–0.94%
Banco Bilbao Vizcaya Argentaria S.A., 6.00%(b)(c)(d)	EUR	3,200,000	4,372,930
Banco Santander S.A.,
4.38%(b)(c)(d)	EUR	5,800,000	7,242,131
6.25%(b)(c)(d)	EUR	10,000,000	12,221,649
			23,836,710

Supranational–0.57%
African Development Bank,
0.00%, 04/05/2046(g)	ZAR	600,000,000	4,368,902
0.00%, 01/17/2050(g)	ZAR	310,000,000	1,685,254
European Bank for Reconstruction and Development, 6.85%, 06/21/2021	IDR	60,400,000,000	4,172,689
International Finance Corp., 0.00%, 03/23/2038(g)	MXN	350,000,000	4,380,832
			14,607,677

Sweden–0.12%
Heimstaden Bostad AB, 3.38%(b)(c)(d)	EUR	2,500,000	3,137,781

Thailand–1.36%
Thailand Government Bond, 3.30%, 06/17/2038	THB	950,000,000	34,548,844

Ukraine–0.13%
Ukraine Government International Bond, 6.75%, 06/20/2026(b)	EUR	2,500,000	3,226,751

United Kingdom–0.77%
Gatwick Airport Finance PLC, 4.38%, 04/07/2026(b)	GBP	5,400,000	7,563,753
Gatwick Funding Ltd.,
3.13%, 09/28/2039(b)	GBP	650,000	915,652
3.25%, 02/26/2048(b)	GBP	2,500,000	3,558,361
HSBC Holdings PLC, 6.00%(b)(c)(d)	EUR	5,750,000	7,625,479
			19,663,245
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $1,353,083,985)			1,288,208,855

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

6	Invesco International Bond Fund

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes–12.34%
Argentina–0.27%
Argentine Bonad Bonds, 0.10%, 11/30/2021	$11,514,175	$6,951,683

Australia–0.18%
Santos Finance Ltd., 3.65%, 04/29/ 2031(b)	4,546,000	4,542,973

Brazil–1.10%
B2W Digital Lux S.a.r.l., 4.38%, 12/20/2030(b)	3,135,000	3,097,380
Banco do Brasil S.A., 6.25%(b)(c)(d)	2,500,000	2,475,400
Brazilian Government International Bond,
3.88%, 06/12/2030	7,500,000	7,458,075
5.00%, 01/27/2045	2,500,000	2,472,513
BRF S.A., 4.88%, 01/24/2030(b)	2,500,000	2,570,450
CSN Inova Ventures, 6.75%, 01/28/2028(b)	2,500,000	2,720,287
Minerva Luxembourg S.A., 4.38%, 03/18/2031(b)	5,000,000	4,876,950
Natura Cosmeticos S.A., 4.13%, 05/03/2028(b)	2,316,000	2,353,635
		28,024,690

Chile–0.33%
AES Gener S.A., 6.35%, 10/07/2079(b)(c)	2,500,000	2,667,962
Antofagasta PLC, 2.38%, 10/14/2030(b)	2,500,000	2,448,013
Inversiones CMPC S.A., 3.00%, 04/06/2031(b)	3,259,000	3,235,861
		8,351,836

China–0.83%
CIFI Holdings Group Co. Ltd.,
6.45%, 11/07/2024(b)	450,000	478,690
6.00%, 07/16/2025(b)	2,500,000	2,643,750
Country Garden Holdings Co. Ltd., 5.40%, 05/27/2025(b)	3,500,000	3,753,862
Logan Group Co. Ltd., 7.50%, 08/25/2022(b)	2,260,000	2,315,370
Prosus N.V., 4.03%, 08/03/2050(b)	5,000,000	4,676,146
Tencent Holdings Ltd., 3.84%, 04/22/2051(b)	7,120,000	7,275,467
		21,143,285

Colombia–0.29%
Colombia Government International Bond, 4.13%, 02/22/2042	7,500,000	7,361,250

Denmark–0.04%
Danske Bank A/S, 6.13%(b)(c)(d)	1,000,000	1,082,903

	Principal Amount	Value
Dominican Republic–0.57%
Dominican Republic International Bond,
5.95%, 01/25/2027(b)	$2,500,000	$2,843,750
4.50%, 01/30/2030(b)	4,000,000	4,160,000
5.30%, 01/21/2041(b)	2,110,000	2,150,090
6.40%, 06/05/2049(b)	5,000,000	5,466,250
		14,620,090

Egypt–0.56%
Egypt Government International Bond,
8.50%, 01/31/2047(b)	5,000,000	5,174,130
8.70%, 03/01/2049(b)	4,059,000	4,241,846
7.50%, 02/16/2061(b)	5,271,000	4,906,642
		14,322,618

France–0.41%
Credit Agricole S.A., 7.88%(b)(c)(d)	2,500,000	2,831,250
Societe Generale S.A., 8.00%(b)(c)(d)	6,400,000	7,554,784
		10,386,034

Ghana–0.51%
Ghana Government International Bond,
7.88%, 03/26/2027(b)	7,500,000	7,838,797
7.75%, 04/07/2029(b)	5,000,000	5,123,125
		12,961,922

Hong Kong–0.24%
AIA Group Ltd., 2.70%(b)(c)(d)	3,500,000	3,522,890
Melco Resorts Finance Ltd., 4.88%, 06/06/2025(b)	2,500,000	2,568,375
		6,091,265

India–0.39%
Power Finance Corp. Ltd.,
3.95%, 04/23/2030(b)	2,500,000	2,531,212
3.35%, 05/16/2031(b)	5,000,000	4,814,346
UPL Corp. Ltd., 4.50%, 03/08/2028(b)	2,500,000	2,607,401
		9,952,959

Indonesia–0.41%
PT Indonesia Asahan Aluminium (Persero), 5.45%, 05/15/2030(b)	2,500,000	2,881,363
PT Pertamina (Persero), 5.63%, 05/20/2043(b)	2,500,000	2,891,690
PT Tower Bersama Infrastructure Tbk, 4.25%, 01/21/2025(b)	1,500,000	1,581,547
PT Perusahaan Perseroan (Persero) Perusahaan Listrik Negara, 3.00%, 06/30/2030(b)	3,000,000	2,966,250
		10,320,850

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

7	Invesco International Bond Fund

	Principal Amount	Value
Ireland–0.48%
Coriolanus DAC,
Series 116, 0.00%, 04/30/2025(b)(g)	$1,386,604	$1,376,662
Series 119, 0.00%, 04/30/2025(b)(g)	1,475,178	1,464,601
Series 120, 0.00%, 04/30/2025(b)(g)	1,846,551	1,833,311
Series 122, 0.00%, 04/30/2025(b)(g)	1,617,868	1,606,268
Series 124, 0.00%, 04/30/2025(b)(g)	1,299,416	1,290,099
Series 126, 0.00%, 04/30/2025(b)(g)	1,635,391	1,623,666
Series 127, 0.00%, 04/30/2025(b)(g)	1,683,788	1,671,715
0.00%, 04/30/2025(b)(g)	1,486,682	1,476,022
		12,342,344

Kazakhstan–0.10%
Astana-Finance JSC, 0.00%, 12/22/2024(b)(e)(g)	612,810	0
KazMunayGas National Co. JSC, 3.50%, 04/14/2033(b)	2,500,000	2,594,075
		2,594,075

Kuwait–0.08%
Equate Petrochemical B.V., 2.63%, 04/28/2028(b)	2,000,000	2,008,750

Macau–0.21%
MGM China Holdings Ltd., 5.88%, 05/15/2026(b)	2,500,000	2,630,850
Sands China Ltd., 4.38%, 06/18/2030	2,500,000	2,673,125
		5,303,975

Malaysia–0.41%
Petronas Capital Ltd., 3.40%, 04/28/2061(b)	10,743,000	10,499,261

Mexico–0.87%
Alpek S.A.B. de C.V., 3.25%, 02/25/2031(b)	2,443,000	2,409,775
Banco Mercantil del Norte S.A., 8.38%(b)(c)(d)	2,500,000	2,974,250
Cemex S.A.B. de C.V., 3.88%, 07/11/2031(b)	3,500,000	3,468,798
Petroleos Mexicanos, 6.38%, 01/23/2045	5,000,000	4,319,850
6.35%, 02/12/2048	5,000,000	4,267,825
7.69%, 01/23/2050	5,000,000	4,821,250
		22,261,748

Netherlands–0.09%
ING Groep N.V., 6.75%(b)(c)(d)	2,000,000	2,205,000

Oman–0.20%
Oman Government International Bond, 6.75%, 01/17/2048(b)	5,000,000	5,001,250

	Principal Amount	Value
Peru–0.13%
Nexa Resources S.A., 6.50%, 01/18/2028(b)	$3,000,000	$3,351,690

Saudi Arabia–0.11%
ADES International Holding PLC, 8.63%, 04/24/2024(b)	2,750,000	2,836,762

South Africa–0.34%
Eskom Holdings SOC Ltd., 7.13%, 02/11/2025(b)	5,000,000	5,247,875
Sasol Financing USA LLC, 4.38%, 09/18/2026	3,249,000	3,329,088
		8,576,963

Switzerland–1.09%
Credit Suisse Group AG, 7.13%(b)(c)(d)	5,000,000	5,218,000
7.50%(b)(c)(d)	4,500,000	4,961,250
6.25%(b)(c)(d)	5,300,000	5,736,688
UBS Group AG, 7.00%(b)(c)(d)	2,500,000	2,759,538
7.00%(b)(c)(d)	7,900,000	9,129,437
		27,804,913

Tanzania–0.19%
HTA Group Ltd., 7.00%, 12/18/2025(b)	4,500,000	4,817,880

Thailand–0.12%
Krung Thai Bank PCL, 4.40%(b)(c)(d)	3,000,000	3,027,045

Ukraine–0.90%
Metinvest B.V., 7.65%, 10/01/2027(b)	745,000	798,610
NAK Naftogaz Ukraine via Kondor Finance PLC, 7.63%, 11/08/2026(b)	2,400,000	2,405,662
Ukraine Government International Bond, 8.99%, 02/01/2024(b)	3,750,000	4,131,589
7.75%, 09/01/2024(b)	2,500,000	2,689,108
6.88%, 05/21/2029(b)	5,000,000	5,010,000
0.00%, 05/31/2040(b)(g)	7,500,000	7,938,037
		22,973,006

United Arab Emirates–0.15%
Emirate of Dubai Government International Bond, 3.90%, 09/09/2050(b)	4,000,000	3,702,828

United Kingdom–0.74%
BP Capital Markets PLC, 4.88%(c)(d)	3,500,000	3,766,000
HSBC Holdings PLC, 6.38%(c)(d)	5,000,000	5,542,375
M&G PLC, 6.50%, 10/20/2048(b)(c)	2,500,000	2,951,110
Standard Chartered PLC, 7.50%(b)(c)(d)	3,750,000	3,922,519

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

8	Invesco International Bond Fund

		Principal Amount	Value
United Kingdom–(continued)
Standard Life Aberdeen PLC, 4.25%, 06/30/2028(b)		$2,500,000	$2,660,620
			18,842,624
Total U.S. Dollar Denominated Bonds & Notes (Cost $311,279,583)			314,264,472

U.S. Treasury Securities–10.60%
U.S. Treasury Bills–10.60%
0.01%, 06/24/2021(h)(i)		99,998,200	99,998,200
0.01%, 07/22/2021(h)(i)		169,996,902	169,996,223
Total U.S. Treasury Securities (Cost $269,995,102)			269,994,423

Asset-Backed Securities–6.19%
Alba PLC, Series 2007-1, Class F, 3.33% (3 mo. GBP LIBOR + 3.25%), 03/17/2039(b)(j)	GBP	1,577,100	2,086,557
Eurohome UK Mortgages PLC,
Series 2007-1, Class M2, 0.58% (3 mo. GBP LIBOR + 0.50%), 06/15/2044(b)(j)	GBP	4,000,000	4,917,282
Series 2007-1, Class B1, 0.98% (3 mo. GBP LIBOR + 0.90%), 06/15/2044(b)(j)	GBP	5,275,000	6,014,213
Series 2007-2, Class B1, 1.48% (3 mo. GBP LIBOR + 1.40%), 09/15/2044(b)(j)	GBP	4,000,000	4,852,848
Series 2007-1, Class M1, 0.38% (3 mo. GBP LIBOR + 0.30%), 06/15/2044(b)(j)	GBP	5,200,000	6,715,912
Series 2007-2, Class B2, 4.08% (3 mo. GBP LIBOR + 4.00%), 09/15/2044(b)(j)	GBP	3,750,000	4,707,797
Eurosail PLC,
Series 2007-4X, Class D1A, 1.83% (3 mo. GBP LIBOR + 1.75%), 06/13/2045(b)(j)	GBP	5,669,433	7,238,041
Series 2006-3X, Class D1C, 0.98% (3 mo. GBP LIBOR + 0.90%), 09/10/2044(b)(j)	GBP	5,500,000	6,340,495
Grifonas Finance No. 1 PLC, Class B, 0.00% (6 mo. EURIBOR + 0.52%), 08/28/2039(b)(j)	EUR	5,000,000	5,620,956
Ludgate Funding PLC, Series 2007-1, Class RES, 1.00%, 01/01/2061(b)(k)	GBP	207,500,000	12,474,009
Mansard Mortgages PLC, Series 2007-2X, Class B2, 3.08% (3 mo. GBP LIBOR + 3.00%), 12/15/2049(b)(j)	GBP	6,791,774	8,992,260

		Principal Amount	Value
Newgate Funding PLC,
Series 2006-2, Class CB, 0.00% (3 mo. EURIBOR + 0.43%), 12/01/2050(b)(j)	EUR	2,018,745	$2,241,653
Series 2007-2X, Class CB, 0.00% (3 mo. EURIBOR + 0.44%), 12/15/2050(b)(j)	EUR	2,729,813	2,863,197
Series 2007-1X, Class CB, 0.00% (3 mo. EURIBOR + 0.38%), 12/01/2050(b)(j)	EUR	1,535,559	1,615,471
BBVA Consumer Auto, Series 2018-1, Class C, 2.30%, 07/20/2031(b)	EUR	11,100,000	13,523,954
IM Pastor 4, FTA,
Series A, 0.00% (3 mo. EURIBOR + 0.14%), 03/22/2044(b)(j)	EUR	12,037,382	13,371,796
Series B, 0.00% (3 mo. EURIBOR + 0.19%), 03/22/2044(b)(j)	EUR	3,800,000	2,708,044
Titulizacion de Activos Sociedad Gestora de Fondos de Titulizacion S.A., Series 27, Class A3, 0.00% (3 mo. EURIBOR + 0.19%), 12/28/2050(b)(j)	EUR	35,000,000	34,914,790
Capital Mortgage S.r.l., Series 2007-1, Class B, 0.00% (3 mo. EURIBOR + 0.22%), 01/30/2047(b)(j)	EUR	8,000,000	7,524,053
Sestante Finance S.r.l., Series 2005, Class C1, 0.26% (3 mo. EURIBOR + 0.80%), 07/15/2045(b)(j)	EUR	9,700,000	5,668,462
Lusitano Mortgages No. 5 PLC, 0.42% (3 mo. EURIBOR + 0.96%), 07/15/2059(b)(j)	EUR	3,434,501	3,252,456
Total Asset-Backed Securities (Cost $148,129,299)			157,644,246

		Shares

Preferred Stocks–0.13%
United States–0.13%
AT&T, Inc., 2.88%, Series B, Pfd.(c) (Cost $2,941,785)		2,700,000	3,264,418

Common Stocks & Other Equity Interests–0.00%
Kazakhstan–0.00%
Astana-Finance JSC, GDR(b)(e)(l) (Cost $0)		868,851	1

Money Market Funds–11.52%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(m)(n)		102,744,618	102,744,618
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(m)(n)		73,342,361	73,371,698
Invesco Treasury Portfolio, Institutional Class, 0.01%(m)(n)		117,422,421	117,422,421
Total Money Market Funds (Cost $293,541,806)			293,538,737

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

9	Invesco International Bond Fund

Shares	Value

Options Purchased–2.34%
(Cost $83,086,672)(o)	$ 59,698,106
TOTAL INVESTMENTS IN SECURITIES–93.69% (Cost $2,462,058,232)	2,386,613,258
OTHER ASSETS LESS LIABILITIES–6.31%	160,731,341
NET ASSETS–100.00%	$2,547,344,599

Investment Abbreviations:

ARS	– Argentina Peso
BRL	– Brazilian Real
CLP	– Chile Peso
COP	– Colombia Peso
EGP	– Egypt Pound
EUR	– Euro
EURIBOR	– Euro Interbank Offered Rate
GBP	– British Pound Sterling
GDR	– Global Depositary Receipt
IDR	– Indonesian Rupiah
INR	– Indian Rupee
LIBOR	– London Interbank Offered Rate
MXN	– Mexican Peso
Pfd.	– Preferred
RUB	– Russian Ruble
THB	– Thai Baht
ZAR	– South African Rand

Notes to Consolidated Schedule of Investments:

(a)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2021 was $1,007,130,283, which represented 39.54% of the Fund’s Net Assets.

(c)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(d)	Perpetual bond with no specified maturity date.
(e)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(f)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(g)	Zero coupon bond issued at a discount.
(h)	All or a portion of the value was pledged and/or designated as collateral to cover margin requirements for open futures contracts and swap agreements. See Note 1L and Note 10.
(i)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(j)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on April 30, 2021.
(k)

Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on April 30, 2021.

(l)	Non-income producing security.
(m)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2021.

	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$95,184,516	$471,673,993	$(464,113,891)	$-	$-	$102,744,618	$9,243
Invesco Liquid Assets Portfolio, Institutional Class	67,971,646	336,909,995	(331,509,922)	4,006	(4,027)	73,371,698	11,224
Invesco Treasury Portfolio, Institutional Class	108,782,305	539,055,992	(530,415,876)	-	-	117,422,421	4,344
Total	$271,938,467	$1,347,639,980	$(1,326,039,689)	$4,006	$(4,027)	$293,538,737	$24,811

(n)	The rate shown is the 7-day SEC standardized yield as of April 30, 2021.
(o)	The table below details options purchased.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

10	Invesco International Bond Fund

Open Exchange-Traded Index Options Purchased
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
Equity Risk
S&P 500 Index	Put	06/18/2021	350	USD	4,070.00	USD	142,450,000	$2,147,250

(a)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Over-The-Counter Foreign Currency Options Purchased(a)
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Notional Value		Value
Currency Risk
AUD versus USD	Call	Bank of America, N.A.	07/16/2021	USD	0.80	AUD	120,000,000	$407,669
EUR versus USD	Call	Bank of America, N.A.	05/17/2021	USD	1.23	EUR	5,000,000	199,285
EUR versus USD	Call	Bank of America, N.A.	06/11/2021	USD	1.21	EUR	51,000,000	199,334
EUR versus USD	Call	Bank of America, N.A.	11/02/2021	USD	1.30	EUR	12,000,000	632,321
EUR versus USD	Call	J.P. Morgan Chase Bank, N.A.	09/07/2021	USD	1.26	EUR	2,600,000	268,573
GBP versus USD	Call	Morgan Stanley and Co. International PLC	07/14/2021	USD	1.40	GBP	30,000,000	293,086
USD versus CHF	Call	Morgan Stanley and Co. International PLC	06/09/2021	CHF	0.97	USD	3,000,000	13,200
USD versus JPY	Call	Goldman Sachs International	04/06/2026	JPY	115.00	USD	43,000,000	794,769
USD versus JPY	Call	Goldman Sachs International	04/09/2026	JPY	115.00	USD	43,000,000	793,608
USD versus PHP	Call	Bank of America, N.A.	07/09/2021	PHP	50.00	USD	50,000,000	74,550
Subtotal — Foreign Currency Call Options Purchased								3,676,395
Currency Risk
EUR versus NOK	Put	J.P. Morgan Chase Bank, N.A.	08/26/2021	NOK	8.90	EUR	12,500,000	162,830
EUR versus NOK	Put	Morgan Stanley and Co. International PLC	10/05/2021	NOK	9.50	EUR	2,400,000	394,359
EUR versus PLN	Put	Morgan Stanley and Co. International PLC	10/28/2021	PLN	4.20	EUR	7,500,000	158,922
USD versus BRL	Put	Goldman Sachs International	07/12/2021	BRL	4.75	USD	5,000,000	144,650
USD versus BRL	Put	Goldman Sachs International	08/17/2021	BRL	3.85	USD	5,000,000	5,315
USD versus BRL	Put	Goldman Sachs International	12/16/2021	BRL	5.00	USD	3,600,000	801,691
USD versus BRL	Put	Goldman Sachs International	03/02/2022	BRL	5.25	USD	10,000,000	3,612,210
USD versus BRL	Put	J.P. Morgan Chase Bank, N.A.	03/09/2022	BRL	4.75	USD	5,000,000	682,660
USD versus BRL	Put	J.P. Morgan Chase Bank, N.A.	03/30/2022	BRL	4.75	USD	5,000,000	700,255
USD versus BRL	Put	Morgan Stanley and Co. International PLC	03/08/2022	BRL	5.25	USD	4,250,000	1,533,192
USD versus CAD	Put	Bank of America, N.A.	07/14/2021	CAD	1.23	USD	4,500,000	2,212,366
USD versus CLP	Put	J.P. Morgan Chase Bank, N.A.	10/15/2021	CLP	670.00	USD	60,000,000	635,400
USD versus CLP	Put	Morgan Stanley and Co. International PLC	10/07/2021	CLP	670.00	USD	90,000,000	897,660
USD versus CNH	Put	J.P. Morgan Chase Bank, N.A.	07/15/2021	CNH	6.35	USD	2,500,000	249,385
USD versus CNH	Put	Standard Chartered Bank PLC	07/20/2021	CNH	6.25	USD	8,000,000	249,336
USD versus CNH	Put	Standard Chartered Bank PLC	07/28/2021	CNH	6.40	USD	4,300,000	2,035,973
USD versus COP	Put	Morgan Stanley and Co. International PLC	09/22/2021	COP	3,450.00	USD	60,000,000	322,260
USD versus IDR	Put	Goldman Sachs International	05/10/2021	IDR	13,960.00	USD	50,000,000	600
USD versus IDR	Put	Standard Chartered Bank PLC	05/20/2021	IDR	14,095.00	USD	100,000,000	29,300
USD versus INR	Put	Goldman Sachs International	05/21/2021	INR	72.60	USD	60,000,000	22,620
USD versus INR	Put	Goldman Sachs International	06/11/2021	INR	71.00	USD	5,000,000	155,170
USD versus INR	Put	Goldman Sachs International	07/29/2021	INR	73.50	USD	100,000,000	401,900
USD versus INR	Put	Standard Chartered Bank PLC	08/03/2021	INR	73.00	USD	64,500,000	179,955
USD versus INR	Put	Standard Chartered Bank PLC	02/24/2022	INR	74.50	USD	100,000,000	915,700
USD versus JPY	Put	Bank of America, N.A.	05/26/2021	JPY	104.50	USD	200,000,000	20,200
USD versus JPY	Put	Bank of America, N.A.	09/08/2021	JPY	102.00	USD	25,000,000	1,273,800

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

11	Invesco International Bond Fund

Open Over-The-Counter Foreign Currency Options Purchased(a) —(continued)
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Notional Value		Value
USD versus KRW	Put	Goldman Sachs International	05/31/2021	KRW	1,083.00	USD	60,000,000	$32,580
USD versus KRW	Put	Goldman Sachs International	07/20/2021	KRW	1,080.00	USD	60,000,000	149,580
USD versus KRW	Put	Standard Chartered Bank PLC	09/13/2021	KRW	1,110.00	USD	70,000,000	1,029,420
USD versus MXN	Put	J.P. Morgan Chase Bank, N.A.	06/14/2021	MXN	20.50	USD	90,000,000	584,100
USD versus MXN	Put	J.P. Morgan Chase Bank, N.A.	07/30/2021	MXN	20.00	USD	50,000,000	717,400
USD versus MXN	Put	J.P. Morgan Chase Bank, N.A.	01/06/2022	MXN	20.10	USD	100,000,000	2,368,000
USD versus NOK	Put	J.P. Morgan Chase Bank, N.A.	07/28/2021	NOK	8.02	USD	35,000,000	222,950
USD versus RUB	Put	Bank of America, N.A.	03/23/2022	RUB	72.00	USD	60,000,000	417,960
USD versus RUB	Put	Goldman Sachs International	11/29/2021	RUB	75.00	USD	100,000,000	2,706,600
USD versus RUB	Put	Goldman Sachs International	03/08/2022	RUB	74.60	USD	50,000,000	1,365,050
USD versus RUB	Put	J.P. Morgan Chase Bank, N.A.	06/02/2021	RUB	67.00	USD	12,500,000	26,863
USD versus RUB	Put	Morgan Stanley and Co. International PLC	10/27/2021	RUB	72.00	USD	60,000,000	316,260
USD versus SEK	Put	Morgan Stanley and Co. International PLC	07/16/2021	SEK	8.40	USD	45,000,000	525,240
USD versus SGD	Put	Goldman Sachs International	08/12/2021	SGD	1.32	USD	60,000,000	229,440
USD versus ZAR	Put	Goldman Sachs International	06/11/2021	ZAR	14.65	USD	90,000,000	375,030
USD versus ZAR	Put	J.P. Morgan Chase Bank, N.A.	06/17/2021	ZAR	14.15	USD	45,000,000	125,775
Subtotal — Foreign Currency Put Options Purchased								28,989,957
Total Foreign Currency Options Purchased								$32,666,352

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $9,662,000.

Open Over-The-Counter Interest Rate Swaptions Purchased(a)
				Pay/
				Receive
	Type of		Exercise	Exercise	Floating Rate	Payment	Expiration		Notional
Description	Contract	Counterparty	Rate	Rate	Index	Frequency	Date		Value	Value

Interest Rate Risk

3 Year Interest Rate Swap	Call	J.P. Morgan Chase Bank, N.A.	0.80%	Receive	3 Month USD LIBOR	Quarterly	04/28/2022	USD	500,000,000	$2,587,925

30 Year Interest Rate Swap	Call	Bank of America, N.A.	1.38	Receive	3 Month USD LIBOR	Quarterly	01/14/2022	USD	100,000,000	1,066,386

5 Year Interest Rate Swap	Call	Goldman Sachs International	1.20	Receive	3 Month USD LIBOR	Quarterly	03/28/2022	USD	400,000,000	4,064,520

5 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	1.12	Receive	3 Month USD LIBOR	Quarterly	06/30/2021	USD	357,500,000	2,916,281

5 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	0.98	Receive	3 Month USD LIBOR	Quarterly	07/15/2021	USD	370,000,000	1,513,774

5 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	1.04	Receive	3 Month USD LIBOR	Quarterly	07/30/2021	USD	360,000,000	2,156,083

Subtotal — Interest Rate Call Swaptions Purchased										14,304,969

Interest Rate Risk

30 Year Interest Rate Swap	Put	Goldman Sachs International	2.50	Pay	3 Month USD LIBOR	Quarterly	06/30/2022	USD	262,500,000	10,579,535

Total Interest Rate Swaptions Purchased										$24,884,504

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $9,662,000.

Open Exchange-Traded Index Options Written
								Unrealized
	Type of	Expiration	Number of	Exercise	Premiums	Notional		Appreciation
Description	Contract	Date	Contracts	Price	Received	Value(a)	Value	(Depreciation)
Equity Risk
S&P 500 Index	Put	06/18/2021	350	$3,875.00	$(1,090,938)	$135,625,000	$(1,092,000)	$(1,062)

(a)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

12	Invesco International Bond Fund

Open Over-The-Counter Credit Default Swaptions Written(a)
Counterparty	Type of Contract	Exercise Rate	Reference Entity	(Pay)/ Receive Fixed Rate	Payment Frequency	Expiration Date	Implied Credit Spread(b)	Premiums Received		Notional Value	Value	Unrealized Appreciation (Depreciation)

Credit Risk

J.P. Morgan Chase Bank, N.A.	Call	2.38%	Markit iTraxx Europe Crossover Index, Series 35, Version 1	5.00%	Quarterly	06/16/2021	2.490%	$(270,844)	EUR	100,000,000	$(304,614)	$(33,770)

Credit Risk

Goldman Sachs International	Put	1.06	Markit CDX North America High Yield Index, Series 36, Version 1	(5.00)	Quarterly	06/16/2021	2.873	(240,000)	USD	50,000,000	(122,715)	117,285

Goldman Sachs International	Put	1.07	Markit CDX North America High Yield Index, Series 36, Version 1	(5.00)	Quarterly	07/21/2021	2.873	(474,500)	USD	65,000,000	(381,325)	93,175

J.P. Morgan Chase Bank, N.A.	Put	2.88	Markit iTraxx Europe Crossover Index, Series 35, Version 1	(5.00)	Quarterly	06/16/2021	2.490	(631,969)	EUR	100,000,000	(471,901)	160,068

Morgan Stanley and Co. International PLC	Put	1.06	Markit CDX North America High Yield Index, Series 36, Version 1	(5.00)	Quarterly	05/19/2021	2.873	(150,000)	USD	50,000,000	(33,868)	116,132

Morgan Stanley and Co. International PLC	Put	1.07	Markit CDX North America High Yield Index, Series 36, Version 1	(5.00)	Quarterly	06/16/2021	2.873	(225,000)	USD	50,000,000	(139,586)	85,414

Subtotal — Credit Default Put Swaptions Written								(1,721,469)			(1,149,395)	572,074

Total Credit Default Swaptions Written								$(1,992,313)			$(1,454,009)	$538,304

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $9,662,000.
(b)

Implied credit spreads represent the current level, as of April 30, 2021, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Open Over-The-Counter Foreign Currency Options Written(a)
										Unrealized
	Type of		Expiration		Exercise	Premiums		Notional		Appreciation
Description	Contract	Counterparty	Date		Price	Received		Value	Value	(Depreciation)
Currency Risk
GBP versus USD	Call	Morgan Stanley and Co. International PLC	07/14/2021	USD	1.44	$(105,233)	GBP	45,000,000	$(91,170)	$14,063
USD versus BRL	Call	Goldman Sachs International	12/16/2021	BRL	6.70	(604,908)	USD	3,600,000	(270,752)	334,156
USD versus BRL	Call	Goldman Sachs International	03/02/2022	BRL	6.50	(2,744,000)	USD	10,000,000	(1,307,270)	1,436,730
USD versus BRL	Call	J.P. Morgan Chase Bank, N.A.	03/09/2022	BRL	7.00	(401,000)	USD	2,000,000	(141,178)	259,822
USD versus BRL	Call	Morgan Stanley and Co. International PLC	03/08/2022	BRL	6.75	(1,087,150)	USD	4,250,000	(408,803)	678,347
USD versus CLP	Call	J.P. Morgan Chase Bank, N.A.	05/20/2021	CLP	760.00	(343,200)	USD	60,000,000	(38,520)	304,680
USD versus CLP	Call	Morgan Stanley and Co. International PLC	07/14/2021	CLP	780.00	(1,134,840)	USD	60,000,000	(202,620)	932,220
USD versus CNH	Call	Standard Chartered Bank PLC	07/20/2021	CNH	6.70	(617,760)	USD	80,000,000	(126,240)	491,520
USD versus CNH	Call	Standard Chartered Bank PLC	07/28/2021	CNH	6.64	(153,596)	USD	21,500,000	(63,576)	90,020

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

13	Invesco International Bond Fund

Open Over-The-Counter Foreign Currency Options Written(a) —(continued)

										Unrealized
	Type of		Expiration		Exercise	Premiums		Notional		Appreciation
Description	Contract	Counterparty	Date		Price	Received		Value	Value	(Depreciation)

USD versus CNH	Call	Standard Chartered Bank PLC	11/08/2021	CNH	6.90	$(1,710,000)	USD	90,000,000	$(289,890)	$1,420,110

USD versus COP	Call	Morgan Stanley and Co. International PLC	09/22/2021	COP	3,850.00	(1,125,600)	USD	60,000,000	(1,671,480)	(545,880)

USD versus INR	Call	Goldman Sachs International	06/11/2021	INR	83.00	(840,000)	USD	5,000,000	(9,185)	830,815

USD versus INR	Call	Goldman Sachs International	07/02/2021	INR	84.05	(497,500)	USD	5,000,000	(16,720)	480,780

USD versus INR	Call	Standard Chartered Bank PLC	08/03/2021	INR	76.50	(357,717)	USD	43,000,000	(300,742)	56,975

USD versus INR	Call	Standard Chartered Bank PLC	02/24/2022	INR	79.50	(1,199,100)	USD	100,000,000	(1,472,400)	(273,300)

USD versus KRW	Call	Goldman Sachs International	05/31/2021	KRW	1,165.00	(216,000)	USD	60,000,000	(29,340)	186,660

USD versus KRW	Call	Goldman Sachs International	07/20/2021	KRW	1,140.00	(489,000)	USD	60,000,000	(372,060)	116,940

USD versus KRW	Call	Standard Chartered Bank PLC	09/13/2021	KRW	1,190.00	(620,550)	USD	70,000,000	(254,940)	365,610

USD versus MXN	Call	J.P. Morgan Chase Bank, N.A.	07/30/2021	MXN	22.30	(962,000)	USD	50,000,000	(294,550)	667,450

USD versus MXN	Call	J.P. Morgan Chase Bank, N.A.	01/06/2022	MXN	23.09	(2,280,500)	USD	100,000,000	(1,563,200)	717,300

USD versus NOK	Call	J.P. Morgan Chase Bank, N.A.	07/28/2021	NOK	8.62	(488,600)	USD	70,000,000	(625,100)	(136,500)

USD versus NOK	Call	Morgan Stanley and Co. International PLC	09/08/2021	NOK	9.00	(571,200)	USD	30,000,000	(193,080)	378,120

USD versus NOK	Call	Morgan Stanley and Co. International PLC	10/05/2021	NOK	9.50	(274,800)	USD	30,000,000	(110,670)	164,130

USD versus RUB	Call	Goldman Sachs International	08/23/2021	RUB	85.00	(1,152,000)	USD	5,000,000	(521,425)	630,575

USD versus RUB	Call	Goldman Sachs International	11/29/2021	RUB	80.00	(3,251,000)	USD	100,000,000	(3,322,100)	(71,100)

USD versus RUB	Call	Goldman Sachs International	03/08/2022	RUB	87.20	(1,360,500)	USD	50,000,000	(1,305,800)	54,700

USD versus RUB	Call	J.P. Morgan Chase Bank, N.A.	06/02/2021	RUB	82.00	(1,551,000)	USD	100,000,000	(194,500)	1,356,500

USD versus SEK	Call	Morgan Stanley and Co. International PLC	07/16/2021	SEK	8.70	(396,000)	USD	60,000,000	(341,700)	54,300

USD versus SGD	Call	Goldman Sachs International	08/12/2021	SGD	1.36	(311,700)	USD	60,000,000	(171,000)	140,700

USD versus ZAR	Call	Goldman Sachs International	11/22/2021	ZAR	15.85	(2,037,825)	USD	75,000,000	(1,938,900)	98,925

USD versus ZAR	Call	J.P. Morgan Chase Bank, N.A.	06/22/2021	ZAR	15.85	(644,850)	USD	45,000,000	(197,415)	447,435

Subtotal — Foreign Currency Call Options Written						(29,529,129)			(17,846,326)	11,682,803

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

14	Invesco International Bond Fund

Open Over-The-Counter Foreign Currency Options Written(a) —(continued)

										Unrealized
	Type of		Expiration		Exercise	Premiums		Notional		Appreciation
Description	Contract	Counterparty	Date		Price	Received		Value	Value	(Depreciation)

Currency Risk

USD versus CHF	Put	Morgan Stanley and Co. International PLC	06/09/2021	CHF	0.90	$(117,510)	USD	30,000,000	$(89,760)	$27,750

USD versus COP	Put	Morgan Stanley and Co. International PLC	09/22/2021	COP	3,185.00	(231,000)	USD	60,000,000	(46,080)	184,920

USD versus IDR	Put	Goldman Sachs International	05/10/2021	IDR	13,575.00	(144,750)	USD	50,000,000	(50)	144,700

USD versus IDR	Put	Standard Chartered Bank PLC	05/20/2021	IDR	13,675.00	(306,100)	USD	100,000,000	(1,500)	304,600

USD versus INR	Put	Goldman Sachs International	05/21/2021	INR	71.20	(82,800)	USD	60,000,000	(2,760)	80,040

USD versus INR	Put	Goldman Sachs International	07/29/2021	INR	71.50	(238,000)	USD	100,000,000	(71,300)	166,700

USD versus INR	Put	Standard Chartered Bank PLC	08/03/2021	INR	71.00	(136,934)	USD	64,500,000	(33,218)	103,716

USD versus INR	Put	Standard Chartered Bank PLC	02/24/2022	INR	71.00	(488,300)	USD	100,000,000	(184,600)	303,700
USD versus JPY	Put	Bank of America, N.A.	05/26/2021	JPY	102.50	(782,000)	USD	200,000,000	(5,000)	777,000

USD versus KRW	Put	Standard Chartered Bank PLC	09/13/2021	KRW	1,070.00	(276,850)	USD	70,000,000	(243,950)	32,900

USD versus MXN	Put	J.P. Morgan Chase Bank, N.A.	01/06/2022	MXN	18.40	(898,400)	USD	100,000,000	(389,300)	509,100

USD versus RUB	Put	Goldman Sachs International	11/29/2021	RUB	70.00	(1,372,000)	USD	100,000,000	(741,100)	630,900

USD versus RUB	Put	Goldman Sachs International	03/08/2022	RUB	68.00	(480,000)	USD	50,000,000	(304,100)	175,900

USD versus SEK	Put	Morgan Stanley and Co. International PLC	07/16/2021	SEK	8.00	(117,480)	USD	60,000,000	(66,660)	50,820

USD versus SGD	Put	Goldman Sachs International	08/12/2021	SGD	1.28	(150,480)	USD	60,000,000	(38,460)	112,020

USD versus ZAR	Put	Goldman Sachs International	11/22/2021	ZAR	13.50	(716,775)	USD	75,000,000	(734,325)	(17,550)

USD versus ZAR	Put	J.P. Morgan Chase Bank, N.A.	06/22/2021	ZAR	13.70	(251,550)	USD	45,000,000	(114,525)	137,025

Subtotal — Foreign Currency Put Options Written						(6,790,929)			(3,066,688)	3,724,241

Total – Foreign Currency Options Written						$(36,320,058)			$(20,913,014)	$15,407,044

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $9,662,000.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

15	Invesco International Bond Fund

Open Over-The-Counter Interest Rate Swaptions Written(a)

Description	Type of Contract	Counterparty	Exercise Rate	Floating Rate Index	Pay/ Receive Exercise Rate	Payment Frequency	Expiration Date	Premiums Received		Notional Value	Value	Unrealized Appreciation (Depreciation)

Interest Rate Risk

5 Year Interest Rate Swap	Call	Goldman Sachs International	0.85%	3 Month USD LIBOR	Receive	Quarterly	03/28/2022	$(2,200,000)	USD	600,000,000	$(2,259,288)	$(59,288)

3 Year Interest Rate Swap	Call	J.P. Morgan Chase Bank, N.A.	0.60	3 Month USD LIBOR	Receive	Quarterly	04/28/2022	(1,745,000)	USD	750,000,000	(1,964,932)	(219,932)

30 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	1.97	3 Month USD LIBOR	Receive	Quarterly	07/15/2021	(2,870,000)	USD	81,000,000	(1,608,329)	1,261,671

30 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	2.07	3 Month USD LIBOR	Receive	Quarterly	07/30/2021	(2,757,500)	USD	81,000,000	(2,747,739)	9,762

30 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	2.20	3 Month USD LIBOR	Receive	Quarterly	06/30/2021	(3,050,000)	USD	81,000,000	(3,748,775)	(698,775)

Total Open Over-The-Counter Interest Rate Swaptions Written								$(12,622,500)			$(12,329,063)	$293,438

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $9,662,000.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)

Interest Rate Risk

Euro-BTP	275	June-2021	$48,630,698	$(681,405)	$(681,405)

Short Futures Contracts

Interest Rate Risk

Euro-Bobl	22	June-2021	(3,563,540)	6,744	6,744

Euro-Bund	2,014	June-2021	(411,626,235)	3,629,402	3,629,402

Long Gilt	52	June-2021	(9,168,567)	31,472	31,472

U.S. Treasury 5 Year Notes	30	June-2021	(3,718,125)	(15,049)	(15,049)

U.S. Treasury 10 Year Notes	68	June-2021	(8,978,125)	1,984	1,984

U.S. Treasury 10 Year Ultra Bonds	217	June-2021	(31,583,672)	395,315	395,315

U.S. Treasury Ultra Bonds	184	June-2021	(34,206,750)	12,025	12,025

Subtotal—Short Futures Contracts				4,061,893	4,061,893

Total Futures Contracts				$3,380,488	$3,380,488

Open Forward Foreign Currency Contracts

						Unrealized
Settlement		Contract to				Appreciation

Date	Counterparty		Deliver		Receive	(Depreciation)

Currency Risk

05/28/2021	Bank of America, N.A.	USD	27,887,669	ZAR	461,025,000	$3,796,136

06/16/2021	Bank of America, N.A.	AUD	28,714,000	USD	22,215,160	90,983

06/16/2021	Bank of America, N.A.	GBP	4,588,000	USD	6,381,307	44,411

06/16/2021	Bank of America, N.A.	USD	5,338,011	CAD	6,698,190	111,940

06/16/2021	Bank of America, N.A.	USD	192,675,378	EUR	160,598,340	571,119

06/16/2021	Bank of America, N.A.	USD	28,714,000	KRW	32,449,691,400	312,408

06/16/2021	Bank of America, N.A.	USD	55,286,516	MXN	1,157,118,100	1,564,861

06/16/2021	Bank of America, N.A.	USD	95,125,193	NOK	804,854,253	1,571,566

06/16/2021	Bank of America, N.A.	USD	26,981,690	SEK	229,398,328	126,802

06/17/2021	Bank of America, N.A.	USD	209,070,250	EUR	175,000,000	1,510,172

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

16	Invesco International Bond Fund

Open Forward Foreign Currency Contracts—(continued)

						Unrealized
Settlement		Contract to				Appreciation

Date	Counterparty		Deliver		Receive	(Depreciation)

08/30/2021	Bank of America, N.A.	EUR	22,854,185	USD	27,814,000	$270,364

03/24/2022	Bank of America, N.A.	USD	900,000	RUB	72,155,250	14,461

05/04/2021	Barclays Bank PLC	BRL	23,817,297	USD	4,407,672	23,085

05/04/2021	Barclays Bank PLC	USD	4,168,053	BRL	23,817,297	216,534

06/16/2021	Citibank, N.A.	GBP	4,175,000	USD	5,836,483	70,018

06/16/2021	Citibank, N.A.	RUB	10,241,364,000	USD	137,419,093	1,934,321

06/16/2021	Citibank, N.A.	USD	139,330,158	EUR	116,321,000	637,828

06/16/2021	Citibank, N.A.	USD	53,783,515	GBP	39,194,746	351,844

06/16/2021	Citibank, N.A.	USD	54,292,189	MXN	1,136,221,519	1,532,498

05/10/2021	Goldman Sachs International	USD	35,000,000	MXN	766,472,000	2,812,270

05/13/2021	Goldman Sachs International	TWD	368,810,000	USD	13,285,663	73,553

05/13/2021	Goldman Sachs International	USD	13,000,000	TWD	368,810,000	212,110

05/17/2021	Goldman Sachs International	TWD	369,135,000	USD	13,302,162	73,710

05/17/2021	Goldman Sachs International	USD	13,000,000	TWD	369,135,000	228,452

05/25/2021	Goldman Sachs International	USD	28,393,000	INR	2,150,727,160	509,168

06/16/2021	Goldman Sachs International	EUR	23,615,000	USD	28,646,058	230,346

06/16/2021	Goldman Sachs International	GBP	3,312,000	USD	4,577,336	2,838

06/16/2021	Goldman Sachs International	KRW	21,055,726,200	USD	18,857,000	22,550

06/16/2021	Goldman Sachs International	USD	120,666,608	EUR	100,499,394	263,385

06/16/2021	Goldman Sachs International	USD	10,653,748	GBP	7,754,000	55,993

06/16/2021	Goldman Sachs International	USD	17,547,725	KRW	19,910,000,000	261,867

06/16/2021	Goldman Sachs International	USD	16,414,819	MXN	343,481,830	461,086

06/16/2021	Goldman Sachs International	USD	6,000,000	RUB	460,497,000	91,994

06/17/2021	Goldman Sachs International	USD	39,250,000	ZAR	576,244,950	244,028

09/03/2021	Goldman Sachs International	BRL	50,978,054	USD	9,580,000	302,418

11/12/2021	Goldman Sachs International	TRY	124,600,000	USD	14,000,000	426,446

05/04/2021	J.P. Morgan Chase Bank, N.A.	BRL	372,634,704	USD	68,960,453	361,176

05/04/2021	J.P. Morgan Chase Bank, N.A.	USD	68,310,670	BRL	372,634,704	288,608

06/16/2021	J.P. Morgan Chase Bank, N.A.	AUD	47,263,000	USD	36,785,266	369,058

06/16/2021	J.P. Morgan Chase Bank, N.A.	COP	483,137,200,000	USD	136,827,301	8,380,166

06/16/2021	J.P. Morgan Chase Bank, N.A.	GBP	254,842,062	USD	356,288,061	4,302,967

06/16/2021	J.P. Morgan Chase Bank, N.A.	IDR	2,875,318,500,000	USD	198,791,378	1,073,071

06/16/2021	J.P. Morgan Chase Bank, N.A.	INR	18,502,855,000	USD	250,240,187	2,398,894

06/16/2021	J.P. Morgan Chase Bank, N.A.	JPY	521,245,482	USD	4,810,357	39,469

06/16/2021	J.P. Morgan Chase Bank, N.A.	NOK	61,947,000	USD	7,500,000	57,567

06/16/2021	J.P. Morgan Chase Bank, N.A.	THB	1,166,090,000	USD	37,863,138	422,934

06/16/2021	J.P. Morgan Chase Bank, N.A.	USD	4,352,377	BRL	23,817,297	15,355

06/16/2021	J.P. Morgan Chase Bank, N.A.	USD	26,647,906	CAD	33,438,299	559,011

06/16/2021	J.P. Morgan Chase Bank, N.A.	USD	86,920,594	CNY	570,781,514	944,327

06/16/2021	J.P. Morgan Chase Bank, N.A.	USD	784,116,981	EUR	653,980,280	2,811,450

06/16/2021	J.P. Morgan Chase Bank, N.A.	USD	8,170,262	GBP	5,946,000	42,289

06/16/2021	J.P. Morgan Chase Bank, N.A.	USD	110,924,970	MXN	2,321,258,844	3,122,820

06/17/2021	J.P. Morgan Chase Bank, N.A.	USD	69,578,465	ZAR	1,037,932,970	1,558,217

08/30/2021	J.P. Morgan Chase Bank, N.A.	EUR	23,139,451	USD	28,279,209	391,773

08/30/2021	J.P. Morgan Chase Bank, N.A.	USD	60,205,950	EUR	51,750,000	2,162,634

01/10/2022	J.P. Morgan Chase Bank, N.A.	MXN	561,435,300	USD	27,000,000	83,649

06/27/2022	J.P. Morgan Chase Bank, N.A.	USD	70,563,204	IDR	1,127,600,000,000	3,343,603

05/10/2021	Morgan Stanley and Co. International PLC	MXN	564,313,122	USD	28,023,354	184,163

05/11/2021	Morgan Stanley and Co. International PLC	USD	21,500,000	MXN	445,695,000	484,985

06/16/2021	Morgan Stanley and Co. International PLC	RUB	2,571,874,206	USD	34,211,930	188,162

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

17	Invesco International Bond Fund

Open Forward Foreign Currency Contracts—(continued)

						Unrealized
Settlement		Contract to				Appreciation

Date	Counterparty		Deliver		Receive	(Depreciation)

06/16/2021	Morgan Stanley and Co. International PLC	USD	81,090,987	CAD	101,614,089	$1,586,847

06/16/2021	Morgan Stanley and Co. International PLC	USD	40,789,737	CLP	29,470,350,000	664,594

06/16/2021	Morgan Stanley and Co. International PLC	USD	132,000,000	JPY	14,450,040,000	259,215

06/16/2021	Morgan Stanley and Co. International PLC	USD	3,000,000	MXN	62,829,000	86,906

06/16/2021	Morgan Stanley and Co. International PLC	USD	26,500,000	NOK	224,518,600	474,102

06/16/2021	Morgan Stanley and Co. International PLC	USD	65,108,173	RUB	5,007,374,560	1,135,250

06/16/2021	Morgan Stanley and Co. International PLC	USD	27,020,600	SEK	229,574,523	108,714

06/16/2021	Royal Bank of Canada	GBP	2,580,000	USD	3,585,725	22,257

06/16/2021	Royal Bank of Canada	USD	143,424,383	EUR	120,409,588	1,463,362

05/24/2021	Standard Chartered Bank PLC	IDR	498,610,000,000	USD	35,000,000	578,435

06/16/2021	Standard Chartered Bank PLC	USD	149,713,208	IDR	2,195,830,000,000	1,280,776

06/17/2021	Standard Chartered Bank PLC	USD	27,519,977	ZAR	416,724,000	1,040,984

11/10/2021	Standard Chartered Bank PLC	USD	33,741,536	CNY	228,764,240	1,076,806

Subtotal—Appreciation						64,388,161

Currency Risk

05/19/2021	Bank of America, N.A.	INR	1,887,625,000	USD	25,000,000	(388,309)

05/28/2021	Bank of America, N.A.	ZAR	461,025,000	USD	27,000,000	(4,683,805)

06/16/2021	Bank of America, N.A.	EUR	227,733,083	USD	271,858,001	(2,171,113)

06/16/2021	Bank of America, N.A.	MXN	1,369,682,200	USD	65,423,907	(1,871,142)

06/16/2021	Bank of America, N.A.	USD	11,818,182	COP	42,781,818,840	(444,183)

06/16/2021	Bank of America, N.A.	USD	15,232,857	EUR	12,629,000	(36,499)

06/16/2021	Bank of America, N.A.	USD	6,393,775	GBP	4,588,000	(56,879)

06/16/2021	Bank of America, N.A.	USD	4,611,920	JPY	499,706,136	(38,179)

06/17/2021	Bank of America, N.A.	EUR	175,000,000	USD	205,531,500	(5,048,922)

06/17/2021	Bank of America, N.A.	ZAR	395,716,220	USD	26,000,000	(1,121,153)

05/04/2021	Barclays Bank PLC	BRL	71,134,704	USD	12,448,651	(646,719)

05/04/2021	Barclays Bank PLC	USD	13,164,317	BRL	71,134,704	(68,948)

06/16/2021	Citibank, N.A.	EUR	72,691,000	USD	87,241,921	(226,488)

06/16/2021	Citibank, N.A.	MXN	1,661,570,000	USD	79,394,970	(2,241,072)

06/16/2021	Citibank, N.A.	USD	5,955,310	GBP	4,260,000	(71,444)

06/16/2021	Citibank, N.A.	USD	73,162,298	RUB	5,452,530,000	(1,029,837)

06/15/2021	Goldman Sachs International	INR	2,711,700,000	USD	34,500,000	(1,828,066)

06/16/2021	Goldman Sachs International	BRL	50,927,800	USD	9,279,340	(60,048)

06/16/2021	Goldman Sachs International	EUR	10,104,394	USD	12,116,341	(42,184)

06/16/2021	Goldman Sachs International	MXN	245,608,980	USD	11,734,884	(332,345)

06/16/2021	Goldman Sachs International	TRY	10,697,925	USD	1,230,000	(34,136)

06/16/2021	Goldman Sachs International	USD	2,221,067	TRY	17,561,976	(145,830)

08/19/2021	Goldman Sachs International	USD	15,400,000	BRL	77,876,260	(1,204,296)

08/24/2021	Goldman Sachs International	RUB	622,400,000	USD	8,000,000	(150,522)

11/12/2021	Goldman Sachs International	USD	14,937,129	TRY	124,600,000	(1,363,575)

05/04/2021	J.P. Morgan Chase Bank, N.A.	BRL	325,317,297	USD	56,690,557	(3,197,939)

05/04/2021	J.P. Morgan Chase Bank, N.A.	USD	60,203,808	BRL	325,317,297	(315,314)

06/03/2021	J.P. Morgan Chase Bank, N.A.	RUB	2,309,720,000	USD	28,000,000	(2,612,038)

06/16/2021	J.P. Morgan Chase Bank, N.A.	BRL	372,634,704	USD	68,095,336	(240,231)

06/16/2021	J.P. Morgan Chase Bank, N.A.	CAD	67,561,082	USD	54,026,002	(944,760)

06/16/2021	J.P. Morgan Chase Bank, N.A.	CNY	184,569,717	USD	28,190,634	(221,645)

06/16/2021	J.P. Morgan Chase Bank, N.A.	EUR	581,014,571	USD	695,734,029	(3,395,440)

06/16/2021	J.P. Morgan Chase Bank, N.A.	GBP	670,000	USD	920,632	(4,765)

06/16/2021	J.P. Morgan Chase Bank, N.A.	MXN	2,026,501,972	USD	96,574,329	(2,991,503)

06/16/2021	J.P. Morgan Chase Bank, N.A.	NOK	9,940,000	USD	1,174,012	(20,199)

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

18	Invesco International Bond Fund

Open Forward Foreign Currency Contracts–(continued)

						Unrealized
Settlement		Contract to				Appreciation

Date	Counterparty		Deliver		Receive	(Depreciation)

06/16/2021	J.P. Morgan Chase Bank, N.A.	SEK	233,246,644	USD	27,430,863	$(132,393)

06/16/2021	J.P. Morgan Chase Bank, N.A.	TRY	274,554,875	USD	30,990,084	(1,453,093)

06/16/2021	J.P. Morgan Chase Bank, N.A.	USD	84,128,636	AUD	108,663,391	(403,341)

06/16/2021	J.P. Morgan Chase Bank, N.A.	USD	9,006,231	COP	31,801,000,000	(551,598)

06/16/2021	J.P. Morgan Chase Bank, N.A.	USD	79,832,012	EUR	65,883,000	(555,607)

06/16/2021	J.P. Morgan Chase Bank, N.A.	USD	286,976,199	GBP	205,267,541	(3,462,895)

06/16/2021	J.P. Morgan Chase Bank, N.A.	USD	5,346,827	IDR	77,336,500,000	(28,862)

06/16/2021	J.P. Morgan Chase Bank, N.A.	USD	129,783,556	INR	9,583,088,000	(1,420,397)

06/16/2021	J.P. Morgan Chase Bank, N.A.	USD	6,420,508	JPY	695,719,854	(52,681)

06/16/2021	J.P. Morgan Chase Bank, N.A.	USD	33,838,857	TRY	267,952,992	(2,175,801)

06/17/2021	J.P. Morgan Chase Bank, N.A.	ZAR	2,871,009,180	USD	190,197,694	(6,572,304)

08/30/2021	J.P. Morgan Chase Bank, N.A.	NOK	540,775,000	USD	60,204,513	(4,768,613)

01/10/2022	J.P. Morgan Chase Bank, N.A.	USD	18,000,000	MXN	374,299,200	(55,335)

06/16/2021	Morgan Stanley and Co. International PLC	CAD	32,784,700	USD	26,000,000	(675,120)

06/16/2021	Morgan Stanley and Co. International PLC	CLP	22,574,600,000	USD	31,392,852	(361,604)

06/16/2021	Morgan Stanley and Co. International PLC	GBP	5,786,000	USD	7,980,051	(11,509)

06/16/2021	Morgan Stanley and Co. International PLC	MXN	2,075,569,043	USD	99,056,194	(2,920,396)

06/16/2021	Morgan Stanley and Co. International PLC	RUB	2,000,902,800	USD	26,000,000	(470,289)

06/16/2021	Morgan Stanley and Co. International PLC	SEK	225,477,768	USD	26,500,000	(145,191)

06/16/2021	Morgan Stanley and Co. International PLC	USD	17,570,000	CLP	12,448,345,000	(59,593)

06/16/2021	Morgan Stanley and Co. International PLC	USD	14,181,818	COP	51,260,181,161	(553,757)

06/16/2021	Morgan Stanley and Co. International PLC	USD	13,886,000	MXN	276,914,612	(280,667)

06/16/2021	Morgan Stanley and Co. International PLC	USD	25,598,001	RUB	1,911,709,320	(307,669)

06/17/2021	Morgan Stanley and Co. International PLC	ZAR	412,003,106	USD	27,001,087	(1,236,318)

08/26/2021	Morgan Stanley and Co. International PLC	EUR	27,500,000	USD	32,890,000	(249,931)

08/26/2021	Morgan Stanley and Co. International PLC	USD	32,890,000	BRL	177,704,999	(521,353)

06/16/2021	Royal Bank of Canada	EUR	300,606,957	USD	360,594,278	(1,123,298)

06/16/2021	Royal Bank of Canada	GBP	3,442,000	USD	4,734,337	(19,716)

06/16/2021	Royal Bank of Canada	USD	65,322,067	GBP	46,710,000	(806,721)

06/16/2021	Standard Chartered Bank PLC	IDR	29,455,000,000	USD	2,010,717	(14,725)

06/16/2021	Standard Chartered Bank PLC	INR	1,502,080,000	USD	20,000,000	(120,000)

11/10/2021	Standard Chartered Bank PLC	CNY	197,918,880	USD	29,140,000	(983,621)

Subtotal-Depreciation						(71,743,926)

Total Forward Foreign Currency Contracts						$(7,355,765)

	Open Centrally Cleared Credit Default Swap Agreements(a)
Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(b)	Notional Value	Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)

Credit Risk

Markit iTraxx Europe Senior Financials Index, Series 34, Version 1	Sell	1.00%	Quarterly	12/20/2025	0.517%	EUR 25,000,000	$ 556,572	$676,055	$ 119,484

Assicurazioni Generali S.p.A.	Sell	1.00	Quarterly	06/20/2026	0.549	EUR 18,000,000	483,573	500,696	17,123

South Africa Republic International Bonds	Sell	1.00	Quarterly	06/20/2026	2.154	USD 6,000,000	(370,054)	(335,766)	34,289

Subtotal - Appreciation							670,091	840,985	170,896

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

19	Invesco International Bond Fund

	Open Centrally Cleared Credit Default Swap Agreements(a) –(continued)

Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(b)	Notional Value	Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)

Credit Risk

Intesa Sanpaolo S.p.A.	Buy	(1.00)%	Quarterly	06/20/2026	0.671%	EUR 15,000,000	$(276,570)	$(306,411)	$(29,841)

Indonesia Government International Bonds	Buy	(1.00)	Quarterly	06/20/2026	0.775	USD 16,500,000	(118,574)	(188,034)	(69,460)

Markit iTraxx Europe Sub Financials, Series 35, Version 1	Buy	(1.00)	Quarterly	06/20/2026	1.077	EUR 31,250,000	250,351	148,591	(101,760)

Markit iTraxx Europe Index, Series 35, Version 1	Buy	(1.00)	Quarterly	06/20/2026	0.500	EUR 30,000,000	(832,984)	(928,954)	(95,971)

South Africa Republic International Bonds	Buy	(1.00)	Quarterly	06/20/2023	1.045	USD 22,900,000	97,724	25,396	(72,328)

Markit CDX North America High Yield Index, Series 36, Version 1	Buy	(5.00)	Quarterly	06/20/2026	2.873	USD 50,000,000	(4,754,724)	(4,933,500)	(178,776)

Subtotal - Depreciation							(5,634,777)	(6,182,912)	(548,136)

Total Centrally Cleared Credit Default Swap Agreements							$(4,964,686)	$(5,341,927)	$(377,240)

(a)	Centrally cleared swap agreements collateralized by $60,299,105 cash held with Counterparties.
(b)

Implied credit spreads represent the current level, as of April 30, 2021, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

			Open Centrally Cleared Interest Rate Swap Agreements(a)
Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date		Notional Value	Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)

Interest Rate Risk

Pay	3 Month CZKPRIBR	Quarterly	0.61%	Annually	01/20/2022	CZK	6,357,500,000	$–	$ 1,664	$ 1,664

Pay	3 Month WIBOR	Quarterly	0.89	Annually	05/05/2023	PLN	380,400,000	–	16,399	16,399

Pay	FBIL Overnight MIBOR	At Maturity	4.62	At Maturity	04/25/2023	INR	11,000,000,000	–	18,291	18,291

Receive	3 Month JIBAR	Quarterly	(7.50)	Quarterly	03/01/2031	ZAR	310,000,000	2,149	75,886	73,738

Receive	6 Month BUBOR	Semi-Annually	(2.46)	Annually	04/26/2031	HUF	3,350,000,000	–	91,363	91,363

Pay	28 Day MXN TIIE	28 Day	5.58	28 Day	04/03/2023	MXN	2,150,000,000	–	119,491	119,491

Pay	6 Month AUD BBSW	Semi-Annually	1.23	Semi-Annually	02/27/2026	AUD	210,000,000	–	119,711	119,711

Receive	6 Month BUBOR	Semi-Annually	(2.41)	Annually	04/23/2031	HUF	3,360,000,000	–	141,230	141,230

Receive	6 Month FBIL Overnight MIBOR	Semi-Annually	(5.05)	Semi-Annually	04/23/2026	INR	2,334,000,000	–	157,494	157,494

Pay	28 Day MXN TIIE	28 Day	5.74	28 Day	03/24/2023	MXN	1,100,000,000	–	157,825	157,825

Pay	3 Month CDOR	Annually	1.49	Annually	02/27/2024	CAD	444,500,000	–	169,627	169,627

Receive	3 Month CZKPRIBR	Quarterly	(1.28)	Annually	10/20/2022	CZK	6,392,500,000	–	175,585	175,585

Receive	6 Month IN00O/N	Semi-Annually	(5.08)	Semi-Annually	04/16/2026	INR	4,300,000,000	–	190,572	190,572

Pay	6 Month AUD BBSW	Semi-Annually	1.71	Semi-Annually	03/22/2026	AUD	83,000,000	–	205,828	205,828

Pay	3 Month CDOR	Semi-Annually	1.48	Semi-Annually	03/08/2024	CAD	1,280,000,000	–	218,761	218,761

Receive	3 Month JIBAR	Quarterly	(7.15)	Quarterly	02/24/2031	ZAR	147,600,000	960	292,170	291,210

Pay	6 Month AUD BBSW	Semi-Annually	1.52	Semi-Annually	03/08/2026	AUD	47,667,000	–	321,830	321,830

Pay	IN00O/N	At Maturity	4.69	At Maturity	04/08/2023	INR	16,000,000,000	–	353,731	353,731

Pay	BZDIOVRA	At Maturity	6.63	At Maturity	01/02/2025	BRL	80,378,388	–	362,716	362,716

Receive	3 Month JIBAR	Quarterly	(6.75)	Quarterly	02/15/2031	ZAR	94,000,000	–	367,046	367,046

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

20	Invesco International Bond Fund

Open Centrally Cleared Interest Rate Swap Agreements(a) —(continued)

Pay/			(Pay)/					Upfront
Receive			Receive					Payments		Unrealized
Floating	Floating Rate	Payment	Fixed	Payment	Maturity			Paid		Appreciation
Rate	Index	Frequency	Rate	Frequency	Date		Notional Value	(Received)	Value	(Depreciation)

Receive	6 Month CLICP	Semi-Annually	(2.34)%	Semi-Annually	03/10/2026	CLP	30,000,000,000	$–	$427,061	$427,061

Pay	6 Month AUD BBSW	Semi-Annually	1.36	Semi-Annually	03/31/2026	AUD	223,000,000	–	488,048	488,048

Pay	6 Month AUD BBSW	Semi-Annually	1.40	Semi-Annually	03/06/2026	AUD	125,611,000	–	515,499	515,499

Receive	3 Month USD LIBOR	Semi-Annually	(2.26)	Quarterly	04/23/2031	USD	125,000,000	–	611,448	611,447

Receive	28 Day MXN TIIE	28 Day	(7.07)	28 Day	12/12/2029	MXN	572,000,000	–	683,616	683,616

Pay	BZDIOVRA	At Maturity	6.53	At Maturity	01/02/2024	BRL	98,444,537	–	763,352	763,352

Pay	BZDIOVRA	At Maturity	8.27	At Maturity	01/02/2025	BRL	163,091,624	–	835,506	835,506

Pay	3 Month COOVIBR	Quarterly	5.70	Quarterly	11/15/2029	COP	109,300,000,000	–	985,074	985,073

Receive	3 Month USD LIBOR	Semi-Annually	(2.29)	Quarterly	04/23/2031	USD	300,150,000	–	1,147,969	1,147,969

Receive	28 Day MXN TIIE	28 Day	(5.62)	28 Day	01/29/2031	MXN	250,000,000	–	1,163,877	1,163,877

Receive	3 Month COOVIBR	Quarterly	(4.20)	Quarterly	02/08/2031	COP	43,000,000,000	–	1,201,455	1,201,455

Receive	28 Day MXN TIIE	28 Day	(5.50)	28 Day	11/29/2030	MXN	251,250,000	–	1,246,505	1,246,505

Pay	IN00O/N	At Maturity	4.62	At Maturity	04/29/2023	INR	12,125,000,000	–	1,372,755	1,372,755

Receive	3 Month USD LIBOR	Semi-Annually	(2.22)	Quarterly	04/20/2031	USD	217,500,000	–	1,503,775	1,503,775

Subtotal – Appreciation								3,109	16,503,160	16,500,050

Interest Rate Risk

Pay	3 Month CDOR	Semi-Annually	1.09	Semi-Annually	02/23/2024	CAD	1,495,000,000	–	(4,100,544)	(4,100,544)

Pay	28 Day MXN TIIE	28 Day	4.81	28 Day	07/23/2025	MXN	1,704,500,000	–	(3,368,962)	(3,368,962)

Pay	3 Month CDOR	Semi-Annually	1.09	Semi-Annually	02/22/2024	CAD	844,050,000	–	(2,308,130)	(2,308,130)

Pay	3 Month CDOR	Semi-Annually	0.98	Semi-Annually	02/16/2024	CAD	637,500,000	–	(2,245,713)	(2,245,713)

Pay	3 Month CDOR	Semi-Annually	1.04	Semi-Annually	02/18/2024	CAD	637,500,000	–	(1,982,705)	(1,982,705)

Pay	3 Month CDOR	Semi-Annually	1.06	Semi-Annually	02/19/2024	CAD	637,500,000	–	(1,885,639)	(1,885,639)

Pay	28 Day MXN TIIE	28 Day	6.12	28 Day	02/11/2031	MXN	660,000,000	–	(1,876,961)	(1,876,961)

Pay	28 Day MXN TIIE	28 Day	4.67	28 Day	07/02/2024	MXN	1,295,250,000	–	(1,634,727)	(1,634,727)

Pay	BZDIOVRA	At Maturity	6.21	At Maturity	01/02/2025	BRL	142,530,857	–	(1,053,688)	(1,053,688)

Pay	BZDIOVRA	At Maturity	5.10	At Maturity	01/02/2024	BRL	164,728,839	–	(988,729)	(988,729)

Pay	BZDIOVRA	At Maturity	6.34	At Maturity	01/02/2025	BRL	141,796,024	–	(915,995)	(915,995)

Pay	BZDIOVRA	At Maturity	7.26	At Maturity	01/02/2029	BRL	67,929,021	–	(824,116)	(824,116)

Pay	3 Month JIBAR	Quarterly	7.48	Quarterly	02/15/2036	ZAR	149,200,000	–	(751,700)	(751,700)

Pay	BZDIOVRA	At Maturity	6.04	At Maturity	01/02/2025	BRL	69,209,727	–	(575,983)	(575,983)

Pay	3 Month CNRR007	Quarterly	1.99	Quarterly	06/15/2022	CNY	700,000,000	–	(559,653)	(559,653)

Pay	28 Day MXN TIIE	28 Day	4.80	28 Day	07/23/2025	MXN	268,700,000	–	(535,164)	(535,164)

Pay	28 Day MXN TIIE	28 Day	6.91	28 Day	12/16/2026	MXN	1,318,000,000	–	(447,907)	(447,907)

Pay	3 Month COOVIBR	Quarterly	2.53	Quarterly	12/23/2023	COP	71,670,000,000	–	(391,211)	(391,211)

Pay	3 Month CNRR007	Quarterly	2.23	Quarterly	07/07/2022	CNY	909,090,000	–	(379,871)	(379,871)

Pay	BZDIOVRA	At Maturity	5.75	At Maturity	01/02/2025	BRL	56,173,655	–	(304,912)	(304,912)

Pay	BZDIOVRA	At Maturity	6.03	At Maturity	01/02/2025	BRL	139,764,338	–	(302,514)	(302,514)

Pay	BZDIOVRA	At Maturity	7.12	At Maturity	01/02/2025	BRL	158,968,393	–	(281,718)	(281,718)

Receive	6 Month IN00O/N	Semi-Annually	(5.26)	Semi-Annually	03/18/2026	INR	2,593,750,000	–	(233,997)	(233,997)

Receive	6 Month CDOR	Semi-Annually	(2.05)	Semi-Annually	03/29/2031	CAD	47,000,000	1,637	(219,852)	(221,489)

Receive	6 Month IN00O/N	Semi-Annually	(5.26)	Semi-Annually	03/17/2026	INR	1,562,500,000	–	(149,508)	(149,508)

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

21	Invesco International Bond Fund

Open Centrally Cleared Interest Rate Swap Agreements(a) —(continued)

Pay/			(Pay)/					Upfront
Receive			Receive					Payments		Unrealized
Floating	Floating Rate	Payment	Fixed	Payment	Maturity			Paid		Appreciation
Rate	Index	Frequency	Rate	Frequency	Date		Notional Value	(Received)	Value	(Depreciation)

Pay	28 Day MXN TIIE	28 Day	5.41%	28 Day	04/27/2023	MXN	3,161,500,000	$–	$(147,951)	$(147,951)

Pay	BZDIOVRA	At Maturity	6.61	At Maturity	01/02/2023	BRL	119,625,165	–	(130,920)	(130,920)

Pay	28 Day MXN TIIE	28 Day	5.39	28 Day	04/11/2023	MXN	3,150,000,000	–	(130,273)	(130,273)

Pay	3 Month KWKDC	Quarterly	1.19	Quarterly	03/14/2023	KRW	470,000,000,000	–	(123,298)	(123,298)

Pay	3 Month CDOR	Semi-Annually	1.41	Semi-Annually	02/27/2024	CAD	444,500,000	–	(115,390)	(115,390)

Pay	3 Month CNRR007	Quarterly	2.40	Quarterly	07/13/2022	CNY	900,000,000	–	(112,435)	(112,435)

Pay	BZDIOVRA	At Maturity	7.28	At Maturity	01/02/2025	BRL	158,554,160	–	(112,077)	(112,077)

Pay	3 Month CNRR007	Quarterly	2.13	Quarterly	06/29/2022	CNY	180,000,000	–	(106,766)	(106,766)

Pay	6 Month BUBOR	Semi-Annually	1.30	Annually	04/23/2023	HUF	15,400,000,000	–	(47,659)	(47,659)

Pay	28 Day MXN TIIE	28 Day	5.40	28 Day	04/05/2023	MXN	1,600,000,000	–	(44,776)	(44,776)

Pay	6 Month BUBOR	Semi-Annually	1.32	Annually	04/26/2023	HUF	15,500,000,000	–	(28,874)	(28,874)

Receive	6 Month WIBOR	Annually	(1.45)	Semi-Annually	05/05/2026	PLN	77,360,000	–	(17,854)	(17,854)

Pay	3 Month WIBOR	Quarterly	0.85	Annually	05/04/2023	PLN	380,000,000	–	(16,709)	(16,709)

Pay	28 Day MXN TIIE	28 Day	5.44	28 Day	04/05/2023	MXN	1,600,000,000	–	(14,964)	(14,964)

Pay	28 Day MXN TIIE	28 Day	5.02	28 Day	04/03/2023	MXN	1,050,000,000	–	(2,237)	(2,237)

Receive	6 Month WIBOR	Annually	(1.44)	Semi-Annually	05/04/2026	PLN	78,000,000	–	(200)	(200)

Subtotal – Depreciation								1,637	(29,472,282)	(29,473,919)

Total Centrally Cleared Interest Rate Swap Agreements								$4,746	$(12,969,122)	$(12,973,869)

(a)	Centrally cleared swap agreements collateralized by $60,299,105 cash held with Counterparties.

Open Over-The-Counter Credit Default Swap Agreements(a)

			(Pay)/			Implied			Upfront		Unrealized
Counterparty	Reference Entity	Buy/Sell Protection	Receive Fixed Rate	Payment Frequency	Maturity Date	Credit Spread(b)		Notional Value	Payments Paid (Received)	Value	Appreciation (Depreciation)

Credit Risk

Citibank, N.A.	Assicurazioni Generali S.p.A.	Sell	1.00%	Quarterly	12/20/2024	0.412%	EUR	10,000,000	$144,481	$260,901	$116,420

J.P. Morgan Chase Bank, N.A.	Markit iTraxx Europe Index, Series 32, Version 1	Sell	5.00	Quarterly	12/20/2021	4.404	EUR	5,000,000	(65,727)	23,019	88,746

J.P. Morgan Chase Bank, N.A.	Deutsche Bank AG	Sell	1.00	Quarterly	12/20/2025	0.471	EUR	20,000,000	414,803	596,524	181,721

Subtotal—Appreciation									493,557	880,444	386,887

Credit Risk

Citibank, N.A.	Assicurazioni Generali S.p.A.	Buy	(1.00)	Quarterly	12/20/2024	0.797	EUR	5,000,000	46,928	(44,801)	(91,729)

J.P. Morgan Chase Bank, N.A.	Royal Bank of Scotland Group PLC (The)	Buy	(1.00)	Quarterly	12/20/2021	0.205	EUR	5,000,000	19,362	(31,123)	(50,486)

J.P. Morgan Chase Bank, N.A.	Deutsche Bank AG	Buy	(1.00)	Quarterly	12/20/2025	1.491	EUR	5,000,000	370,521	136,088	(234,432)

J.P. Morgan Chase Bank, N.A.	Markit iTraxx Europe Crossover Index, Series 30, Version 1	Sell	5.00	Quarterly	12/20/2028	4.912	EUR	5,000,000	46,062	45,661	(978)

Subtotal—Depreciation									482,873	105,825	(377,625)

Total Open Over-The-Counter Credit Default Swap Agreements									$976,430	$986,269	$9,262

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $9,662,000.
(b)

Implied credit spreads represent the current level, as of April 30, 2021, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

22	Invesco International Bond Fund

Open Over-The-Counter Interest Rate Swap Agreements(a)

	Pay/			(Pay)/					Upfront
	Receive			Received					Payments		Unrealized
	Floating	Floating Rate	Payment	Fixed	Payment	Maturity	Notional		Paid		Appreciation
Counterparty	Rate	Index	Frequency	Rate	Frequency	Date	Value		(Received)	Value	(Depreciation)

Interest Rate Risk

Goldman Sachs International	Pay	3 Month MOSKP	Quarterly	6.55%	Annually	11/01/2021	RUB	694,000,000	$–	$8,163	$8,163

Interest Rate Risk

Goldman Sachs International	Pay	3 Month MOSKP	Quarterly	4.89	Annually	07/01/2023	RUB	3,850,000,000	–	(2,115,886)	(2,115,886)

Goldman Sachs International	Pay	3 Month MOSKP	Quarterly	4.97	Annually	07/07/2023	RUB	3,888,000,000	–	(2,062,633)	(2,062,633)

Goldman Sachs International	Pay	3 Month MOSKP	Quarterly	4.81	Annually	07/10/2023	RUB	2,555,000,000	–	(1,468,411)	(1,468,411)

Goldman Sachs International	Pay	3 Month MOSKP	Quarterly	6.35	Annually	02/28/2025	RUB	1,150,000,000	–	(380,922)	(380,922)

Goldman Sachs International	Pay	3 Month MOSKP	Quarterly	4.90	Annually	08/05/2023	RUB	1,700,000,000	–	(986,950)	(986,950)

Subtotal-Depreciation									–	(7,014,802)	(7,014,802)

Total Over-The-Counter Interest Rate Swap Agreements									$–	$(7,006,639)	$(7,006,639)

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $9,662,000.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

23	Invesco International Bond Fund

Abbreviations:

AUD	–Australian Dollar
BBSW	–Bank Bill Swap Rate
BRL	–Brazilian Real
BUBOR	–Budapest Interbank Offered Rate
BZDIOVRA	–Brazil Ceptip DI Interbank Deposit Rate
CAD	–Canadian Dollar
CDOR	–Canadian Dealer Offered Rate
CHF	–Swiss Franc
CLICP	–Sinacofi Chile Interbank Rate Avg (CAMARA)
CLP	–Chile Peso
CNH	–Chinese Renminbi
CNY	–Chinese Yuan Renminbi
COOVIBR	–Colombia IBR Overnight Nominal Interbank Reference Rate
COP	–Colombia Peso
CZK	–Czech Koruna
CZKPRIBR	–Prague Interbank Offered Rate
EUR	–Euro
FBIL	–Financial Benchmarks India Private Ltd.
GBP	–British Pound Sterling
HUF	–Hungarian Forint
IDR	–Indonesian Rupiah
IN00O/N	–FBIL Overnight MIBOR
CNRR007	–China 7-Day Reverse Repo Rate
INR	–Indian Rupee
JIBAR	–Johannesburg Interbank Average Rate
JPY	–Japanese Yen
KRW	–South Korean Won
LIBOR	–London Interbank Offered Rate
MIBOR	–Mumbai Interbank Offered Rate
MOSKP	–Moscow Prime Offered Rate
MXN	–Mexican Peso
NOK	–Norwegian Krone
PHP	–Philippines Peso
PLN	–Polish Zloty
RUB	–Russian Ruble
SEK	–Swedish Krona
SGD	–Singapore Dollar
THB	–Thai Baht
TIIE	–Interbank Equilibrium Interest Rate
TRY	–Turkish Lira
TWD	–New Taiwan Dollar
USD	–U.S. Dollar
WIBOR	–Warsaw Interbank Offered Rate
ZAR	–South African Rand

Portfolio Composition

By security type, based on Net Assets

as of April 30, 2021

Non-U.S. Dollar Denominated Bonds & Notes	50.57%
U.S. Dollar Denominated Bonds & Notes	12.34
U.S. Treasury Securities	10.60
Asset-Backed Securities	6.19
Security Types Each Less Than 1% of Portfolio	0.13
Money Market Funds Plus Other Assets Less Liabilities	20.17

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

24	Invesco International Bond Fund

Consolidated Statement of Assets and Liabilities

April 30, 2021

(Unaudited)

Assets:
Investments in securities, at value (Cost $2,168,516,426)	$2,093,074,521

Investments in affiliated money market funds, at value (Cost $293,541,806)	293,538,737

Other investments:
Variation margin receivable – centrally cleared swap agreements	1,536,142

Swaps receivable – OTC	114,725

Unrealized appreciation on swap agreements – OTC	395,050

Premiums paid on swap agreements – OTC	976,430

Unrealized appreciation on forward foreign currency contracts outstanding	64,388,161

Deposits with brokers:
Cash collateral – centrally cleared swap agreements	60,299,105

Cash collateral – OTC Derivatives	9,662,000

Cash	126,316,200

Foreign currencies, at value (Cost $18,189,491)	17,396,906

Receivable for:
Investments sold	95,971,683

Fund shares sold	1,032,733

Dividends	13,233

Interest	21,285,808

Investment for trustee deferred compensation and retirement plans	501,014

Other assets	117,859

Total assets	2,786,620,307

Liabilities:
Other investments:
Options written, at value (premiums received $52,025,809)	35,788,085

Variation margin payable – futures contracts	479,263

Unrealized depreciation on forward foreign currency contracts outstanding	71,743,926

Swaps payable – OTC	78,336

Unrealized depreciation on swap agreements – OTC	7,392,427

Payable for:
Investments purchased	117,175,747

Dividends	1,303,546

Fund shares reacquired	2,674,838

Accrued foreign taxes	395,454

Accrued fees to affiliates	260,424

Accrued trustees’ and officers’ fees and benefits	479

Accrued other operating expenses	1,482,169

Trustee deferred compensation and retirement plans	501,014

Total liabilities	239,275,708

Net assets applicable to shares outstanding	$2,547,344,599

Net assets consist of:
Shares of beneficial interest	$2,828,890,553

Distributable earnings (loss)	(281,545,954)

$2,547,344,599

Net Assets:
Class A	$813,122,392

Class C	$39,131,491

Class R	$72,923,267

Class Y	$1,070,189,768

Class R5	$10,192

Class R6	$551,967,489

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	147,598,847

Class C	7,131,592

Class R	13,275,917

Class Y	194,317,911

Class R5	1,848

Class R6	100,332,296

Class A:

Net asset value per share	$5.51

Maximum offering price per share
(Net asset value of $5.51 ÷ 95.75%)	$5.75

Class C:
Net asset value and offering price per share	$5.49

Class R:
Net asset value and offering price per share	$5.49

Class Y:
Net asset value and offering price per share	$5.51

Class R5:
Net asset value and offering price per share	$5.52

Class R6:
Net asset value and offering price per share	$5.50

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

25	Invesco International Bond Fund

Consolidated Statement of Operations

For the six months ended April 30, 2021

(Unaudited)

Investment income:
Interest (net of foreign withholding taxes of $1,959,748)	$50,843,944

Dividends from affiliated money market funds	24,811

Total investment income	50,868,755

Expenses:
Advisory fees	7,487,484

Administrative services fees	194,423

Custodian fees	357,135

Distribution fees:
Class A	1,060,609

Class C	252,456

Class R	195,506

Transfer agent fees — A, C, R and Y	1,869,953

Transfer agent fees — R6	36,751

Trustees’ and officers’ fees and benefits	22,089

Registration and filing fees	47,036

Reports to shareholders	241,003

Professional services fees	60,635

Other	44,123

Total expenses	11,869,203

Less: Fees waived, expenses reimbursed and/or expense offset arrangement(s)	(555,827)

Net expenses	11,313,376

Net investment income	39,555,379

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities (net of foreign taxes of $812,370)	64,340,480

Affiliated investment securities	(4,027)

Foreign currencies	502,206

Forward foreign currency contracts	(40,739,351)

Futures contracts	81,112,000

Option contracts written	25,678,119

Swap agreements	(73,891,358)

56,998,069

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities (net of foreign taxes of $2,040,718)	(2,140,822)

Affiliated investment securities	4,006

Foreign currencies	(636,114)

Forward foreign currency contracts	(4,494,035)

Futures contracts	2,499,949

Option contracts written	18,413,569

Swap agreements	(16,463,462)

(2,816,909)

Net realized and unrealized gain	54,181,160

Net increase in net assets resulting from operations	$93,736,539

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

26	Invesco International Bond Fund

Consolidated Statement of Changes in Net Assets

For the six months ended April 30, 2021 and the year ended October 31, 2020

(Unaudited)

	April 30, 2021	October 31, 2020

Operations:
Net investment income	$39,555,379	$104,297,439

Net realized gain (loss)	56,998,069	(163,389,675)

Change in net unrealized appreciation (depreciation)	(2,816,909)	39,254,450

Net increase (decrease) in net assets resulting from operations	93,736,539	(19,837,786)

Distributions to shareholders from distributable earnings:
Class A	(11,001,927)	(20,409,731)

Class C	(450,711)	(1,523,192)

Class R	(899,978)	(1,757,929)

Class Y	(15,710,348)	(31,683,922)

Class R5	(153)	(234)

Class R6	(8,798,252)	(17,704,326)

Total distributions from distributable earnings	(36,861,369)	(73,079,334)

Return of capital:
Class A	—	(12,584,992)

Class C	—	(939,221)

Class R	—	(1,083,963)

Class Y	—	(19,536,738)

Class R5	—	(144)

Class R6	—	(10,916,729)

Total return of capital	—	(45,061,787)

Total distributions	(36,861,369)	(118,141,121)

Share transactions–net:
Class A	(101,015,224)	(118,606,584)

Class C	(27,695,766)	(45,052,132)

Class R	(8,620,521)	(16,467,445)

Class Y	(58,715,679)	(443,976,101)

Class R6	(32,697,737)	(276,644,428)

Net increase (decrease) in net assets resulting from share transactions	(228,744,927)	(900,746,690)

Net increase (decrease) in net assets	(171,869,757)	(1,038,725,597)

Net assets:
Beginning of period	2,719,214,356	3,757,939,953

End of period	$2,547,344,599	$2,719,214,356

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

27	Invesco International Bond Fund

Consolidated Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Return of capital	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed(c)		Ratio of net investment income to average net assets		Portfolio turnover (d)
Class A
Six months ended 04/30/21	$5.41	$0.08	$0.09	$0.17	$(0.07)	$–	$(0.07)	$5.51	3.16%	$813,122	1.00	%(e)	1.05	%(e)	2.76	%(e)	102%
Year ended 10/31/20	5.53	0.17	(0.10)	0.07	(0.12)	(0.07)	(0.19)	5.41	1.35	894,798	1.00		1.04		3.17		162
One month ended 10/31/19	5.41	0.02	0.12	0.14	–	(0.02)	(0.02)	5.53	2.60	1,043,265	1.01	(f)	1.03	(f)	4.60	(f)	7
Year ended 09/30/19	5.47	0.28	(0.06)	0.22	–	(0.28)	(0.28)	5.41	4.15	1,039,683	0.99		1.02		5.15		105
Year ended 09/30/18	5.95	0.25	(0.48)	(0.23)	(0.13)	(0.12)	(0.25)	5.47	(4.20)	1,082,539	0.99		1.01		4.31		115
Year ended 09/30/17	5.95	0.23	0.03	0.26	(0.10)	(0.16)	(0.26)	5.95	4.67	1,280,770	1.02		1.05		3.94		96
Year ended 09/30/16	5.62	0.22	0.33	0.55	(0.10)	(0.12)	(0.22)	5.95	9.95	1,611,584	1.03		1.05		3.78		128
Class C
Six months ended 04/30/21	5.39	0.06	0.09	0.15	(0.05)	–	(0.05)	5.49	2.78	39,131	1.75	(e)	1.80	(e)	2.01	(e)	102
Year ended 10/31/20	5.51	0.13	(0.10)	0.03	(0.09)	(0.06)	(0.15)	5.39	0.58	64,440	1.75		1.79		2.42		162
One month ended 10/31/19	5.39	0.02	0.12	0.14	–	(0.02)	(0.02)	5.51	2.55	113,329	1.77	(f)	1.79	(f)	3.84	(f)	7
Year ended 09/30/19	5.45	0.24	(0.06)	0.18	–	(0.24)	(0.24)	5.39	3.36	116,134	1.74		1.77		4.39		105
Year ended 09/30/18	5.93	0.21	(0.48)	(0.27)	(0.11)	(0.10)	(0.21)	5.45	(4.79)	291,793	1.74		1.76		3.56		115
Year ended 09/30/17	5.92	0.18	0.05	0.23	(0.08)	(0.14)	(0.22)	5.93	3.89	369,679	1.77		1.80		3.20		96
Year ended 09/30/16	5.60	0.17	0.32	0.49	(0.07)	(0.10)	(0.17)	5.92	8.97	493,319	1.78		1.80		3.04		128
Class R
Six months ended 04/30/21	5.39	0.07	0.09	0.16	(0.06)	–	(0.06)	5.49	3.04	72,923	1.25	(e)	1.30	(e)	2.51	(e)	102
Year ended 10/31/20	5.51	0.15	(0.10)	0.05	(0.10)	(0.07)	(0.17)	5.39	1.09	79,763	1.25		1.29		2.92		162
One month ended 10/31/19	5.39	0.02	0.12	0.14	–	(0.02)	(0.02)	5.51	2.59	99,080	1.27	(f)	1.29	(f)	4.34	(f)	7
Year ended 09/30/19	5.45	0.27	(0.06)	0.21	–	(0.27)	(0.27)	5.39	3.88	98,380	1.24		1.27		4.90		105
Year ended 09/30/18	5.93	0.24	(0.49)	(0.25)	(0.12)	(0.11)	(0.23)	5.45	(4.47)	117,668	1.23		1.25		4.06		115
Year ended 09/30/17	5.93	0.21	0.04	0.25	(0.09)	(0.16)	(0.25)	5.93	4.41	131,112	1.27		1.30		3.67		96
Year ended 09/30/16	5.60	0.20	0.33	0.53	(0.09)	(0.11)	(0.20)	5.93	9.70	146,479	1.27		1.29		3.54		128
Class Y
Six months ended 04/30/21	5.40	0.08	0.11	0.19	(0.08)	–	(0.08)	5.51	3.48	1,070,190	0.75	(e)	0.80	(e)	3.01	(e)	102
Year ended 10/31/20	5.53	0.18	(0.11)	0.07	(0.12)	(0.08)	(0.20)	5.40	1.41	1,105,508	0.75		0.79		3.42		162
One month ended 10/31/19	5.41	0.02	0.12	0.14	–	(0.02)	(0.02)	5.53	2.62	1,623,640	0.77	(f)	0.79	(f)	4.84	(f)	7
Year ended 09/30/19	5.47	0.29	(0.05)	0.24	–	(0.30)	(0.30)	5.41	4.40	1,611,797	0.74		0.77		5.39		105
Year ended 09/30/18	5.95	0.26	(0.48)	(0.22)	(0.14)	(0.12)	(0.26)	5.47	(3.80)	2,597,821	0.74		0.76		4.56		115
Year ended 09/30/17	5.95	0.24	0.04	0.28	(0.11)	(0.17)	(0.28)	5.95	4.75	2,345,993	0.77		0.80		4.13		96
Year ended 09/30/16	5.61	0.23	0.34	0.57	(0.10)	(0.13)	(0.23)	5.95	10.42	2,072,160	0.78		0.80		4.03		128
Class R5
Six months ended 04/30/21	5.41	0.09	0.10	0.19	(0.08)	–	(0.08)	5.52	3.54	10	0.54	(e)	0.55	(e)	3.22	(e)	102
Year ended 10/31/20	5.53	0.19	(0.11)	0.08	(0.12)	(0.08)	(0.20)	5.41	1.71	10	0.61		0.62		3.56		162
One month ended 10/31/19	5.41	0.02	0.12	0.14	–	(0.02)	(0.02)	5.53	2.62	10	0.68	(f)	0.68	(f)	4.93	(f)	7

Period ended 09/30/19(g)	5.41	0.11	(0.01)	0.10	–	(0.10)	(0.10)	5.41	1.74	10	0.65	(f)	0.67	(f)	5.48	(f)	105
Class R6
Six months ended 04/30/21	5.40	0.09	0.09	0.18	(0.08)	–	(0.08)	5.50	3.36	551,967	0.61	(e)	0.63	(e)	3.15	(e)	102
Year ended 10/31/20	5.52	0.19	(0.10)	0.09	(0.13)	(0.08)	(0.21)	5.40	1.75	574,695	0.61		0.62		3.56		162
One month ended 10/31/19	5.40	0.02	0.12	0.14	–	(0.02)	(0.02)	5.52	2.64	878,616	0.60	(f)	0.62	(f)	5.01	(f)	7
Year ended 09/30/19	5.46	0.30	(0.06)	0.24	–	(0.30)	(0.30)	5.40	4.55	857,498	0.60		0.62		5.53		105
Year ended 09/30/18	5.94	0.27	(0.48)	(0.21)	(0.14)	(0.13)	(0.27)	5.46	(3.83)	1,404,290	0.58		0.60		4.71		115
Year ended 09/30/17	5.94	0.25	0.04	0.29	(0.11)	(0.18)	(0.29)	5.94	5.12	1,194,372	0.59		0.61		4.37		96
Year ended 09/30/16	5.61	0.24	0.33	0.57	(0.10)	(0.14)	(0.24)	5.94	10.45	1,631,480	0.58		0.60		4.28		128

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)

Does not include estimated acquired fund fees from underlying funds of 0.01%, 0.01%, 0.01%, 0.01% and 0.00% for the one month ended October 31, 2019 and the years ended September 30, 2019, 2018, 2017 and 2016 respectively.

(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)

Ratios are annualized and based on average daily net assets (000’s omitted) of $869,147, $50,910, $78,851, $1,128,775, $10 and $602,535 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

(f)	Annualized.
(g)	Commencement date after the close of business on May 24, 2019.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

28	Invesco International Bond Fund

Notes to Consolidated Financial Statements

April 30, 2021

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco International Bond Fund, formerly Invesco Oppenheimer International Bond Fund, (the “Fund”) is a series portfolio of AIM Investment Funds (Invesco Investment Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these consolidated financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

    The Fund will seek to gain exposure to Regulation S securities primarily through investments in the Invesco Oppenheimer International Bond Fund (Cayman) Ltd. (the “Subsidiary”), a wholly-owned and controlled subsidiary by the Fund organized under the laws of the Cayman Islands. The Subsidiary was organized by the Fund to invest in Regulation S securities. The Fund may invest up to 25% of its total assets in the Subsidiary.

    The Fund’s investment objective is to seek total return.

    The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for ten years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the tenth anniversary after a purchase of Class C shares. Effective November 30, 2020, the automatic conversion pursuant to the Conversion Feature changed from ten years to eight years. The first conversion of Class C shares to Class A shares occurred at the end of December 2020 for all Class C shares that were held for more than eight years as of November 30, 2020.

    The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

    The following is a summary of the significant accounting policies followed by the Fund in the preparation of its consolidated financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or

29	Invesco International Bond Fund

other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Consolidated Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Consolidated Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Consolidated Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income, if any, are declared and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the consolidated financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The financial statements are prepared on a consolidated basis in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. The accompanying financial statements reflect the financial position of the Fund and its Subsidiary and the results of operations on a consolidated basis. All inter-company accounts and transactions have been eliminated in consolidation.

In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the consolidated financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Structured Securities – The Fund may invest in structured securities. Structured securities are a type of derivative security whose value is determined by reference to changes in the value of underlying securities, currencies, interest rates, commodities, indices or other financial indicators (“reference instruments”). Most structured securities are fixed-income securities that have maturities of three years or less. Structured securities may be positively or negatively indexed (i.e., their principal value or interest rates may increase or decrease if the underlying reference instrument appreciates) and may have return characteristics similar to direct investments in the underlying reference instrument.

Structured securities may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference instruments. In addition to the credit risk of structured securities and the normal risks of price changes in response to changes in interest rates, the principal amount of structured notes or indexed securities may decrease as a result of changes in the value of the underlying reference instruments. Changes in the daily value of structured securities are recorded as unrealized gains (losses) in the Consolidated Statement of Operations. When the structured securities mature or are sold, the Fund recognizes a realized gain (loss) on the Consolidated Statement of Operations.

J.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Consolidated Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign

30	Invesco International Bond Fund

currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Consolidated Statement of Operations.

K.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Consolidated Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Consolidated Statement of Assets and Liabilities.

L.

Futures Contracts – The Fund may enter into futures contracts to equitize the Fund’s cash holdings or to manage exposure to interest rate, equity, commodity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Consolidated Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Consolidated Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Consolidated Statement of Assets and Liabilities.

M.

Call Options Purchased and Written – The Fund may write covered call options and/or buy call options. A covered call option gives the purchaser of such option the right to buy, and the writer the obligation to sell, the underlying security or foreign currency at the stated exercise price during the option period. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written.

Additionally, the Fund may enter into an option on a swap agreement, also called a “swaption”. A swaption is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based premium. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the Counterparties.

When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability in the Consolidated Statement of Assets and Liabilities. The amount of the liability is subsequently “marked-to-market” to reflect the current market value of the option written. If a written covered call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written covered call option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized and unrealized gains and losses on call options written are included in the Consolidated Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Option contracts written. A risk in writing a covered call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

When the Fund buys a call option, an amount equal to the premium paid by the Fund is recorded as an investment on the Consolidated Statement of Assets and Liabilities. The amount of the investment is subsequently “marked-to-market” to reflect the current value of the option purchased. Realized and unrealized gains and losses on call options purchased are included in the Consolidated Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

N.

Put Options Purchased and Written – The Fund may purchase and write put options including options on securities indexes, or foreign currency and/or futures contracts. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option’s underlying instrument may be a security, securities index, or a futures contract.

Additionally, the Fund may enter into an option on a swap agreement, also called a “swaption”. A swaption is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based premium. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the Counterparties.

Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund’s resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the underlying portfolio securities. The Fund may write put options to earn additional income in the form of option premiums if it expects the price of the underlying instrument to remain stable or rise during the option period so that the option will not be exercised. The risk in this strategy is that the price of the underlying securities may decline by an amount greater than the premium received. Put options written are reported as a liability in the Consolidated Statement of Assets and Liabilities. Realized and unrealized gains and losses on put options purchased and put options written are included in the Consolidated Statement of Operations as Net realized gain (loss) from and Change in

31	Invesco International Bond Fund

net unrealized appreciation (depreciation) of Investment securities and Option contracts written, respectively. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

O.

Swap Agreements – The Fund may enter into various swap transactions, including interest rate, total return, index, currency and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency, commodity or credit risk. Such transactions are agreements between Counterparties. A swap agreement may be negotiated bilaterally and traded over-the-counter (“OTC”) between two parties (“uncleared/OTC”) or, in some instances, must be transacted through a future commission merchant (“FCM”) and cleared through a clearinghouse that serves as a central Counterparty (“centrally cleared swap”). These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, index, and currency swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

In a centrally cleared swap, the Fund’s ultimate Counterparty is a central clearinghouse. The Fund initially will enter into centrally cleared swaps through an executing broker. When a fund enters into a centrally cleared swap, it must deliver to the central Counterparty (via the FCM) an amount referred to as “initial margin.” Initial margin requirements are determined by the central Counterparty, but an FCM may require additional initial margin above the amount required by the central Counterparty. Initial margin deposits required upon entering into centrally cleared swaps are satisfied by cash or securities as collateral at the FCM. Securities deposited as initial margin are designated on the Consolidated Schedule of Investments and cash deposited is recorded on the Consolidated Statement of Assets and Liabilities. During the term of a cleared swap agreement, a “variation margin” amount may be required to be paid by the Fund or may be received by the Fund, based on the daily change in price of the underlying reference instrument subject to the swap agreement and is recorded as a receivable or payable for variation margin in the Consolidated Statement of Assets and Liabilities until the centrally cleared swap is terminated at which time a realized gain or loss is recorded.

A CDS is an agreement between Counterparties to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its Counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund’s maximum risk of loss from Counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the Counterparty and by the designation of collateral by the Counterparty to cover the Fund’s exposure to the Counterparty.

Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.

An interest rate swap is an agreement between Counterparties pursuant to which the parties exchange a floating rate payment for a fixed rate payment based on a specified notional amount.

A total return swap is an agreement in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income generated and capital gains, if any. The unrealized appreciation (depreciation) on total return swaps includes dividends on the underlying securities and financing rate payable from the Counterparty. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference less a financing rate, if any. As a receiver, the Fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Fund would owe payments on any net positive total return, and would receive payment in the event of a negative total return.

Changes in the value of centrally cleared and OTC swap agreements are recognized as unrealized gains (losses) in the Consolidated Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Consolidated Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Consolidated Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Consolidated Statement of Operations. The Fund segregates cash or liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Cash held as collateral is recorded as deposits with brokers on the Consolidated Statement of Assets and Liabilities. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. Additionally, an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) includes credit related contingent features which allow Counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event that, for example, the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA master agreements, which would cause the Fund to accelerate payment of any net liability owed to the Counterparty. A short position in a security poses more risk than holding the same security long. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited.

Notional amounts of each individual credit default swap agreement outstanding as of April 30, 2021 for which the Fund is the seller of protection are disclosed in the open swap agreements table. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront

32	Invesco International Bond Fund

payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

P.

LIBOR Risk - The Fund may invest in financial instruments that utilize LIBOR as the reference or benchmark rate for variable interest rate calculations. On July 27, 2017, the head of the United Kingdom’s Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. Although many LIBOR rates will be phased out at the end of 2021 as originally intended, a selection of widely used USD LIBOR rates will continue to be published until June 2023 in order to assist with the transition. There remains uncertainty regarding the effect of the LIBOR transition process and therefore any impact of a transition away from LIBOR on the Fund or the instruments in which the Fund invests cannot yet be determined. There is no assurance that the composition or characteristics of any alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. Any such effects of the transition away from LIBOR and the adoption of alternative reference rates could result in losses to the Fund.

Q.

COVID-19 Risk - The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations and supply chains, layoffs, lower consumer demand, and defaults, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally.

The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

R.	Other Risks - Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.

The Fund may invest in lower-quality debt securities, i.e., “junk bonds”. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims.

The Fund is non-diversified and may invest in securities of fewer issuers than if it were diversified. Thus, the value of the Fund’s shares may vary more widely and the Fund may be subject to greater market and credit risk than if the Fund invested more broadly.

S.

Leverage Risk – Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.

T.

Collateral –To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets*	Rate

First $ 200 million	0.750%

Next $200 million	0.720%

Next $200 million	0.690%

Next $200 million	0.660%

Next $200 million	0.600%

Next $4 billion	0.500%

Next $10 billion	0.480%

Over $15 billion	0.450%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.

    For the six months ended April 30, 2021, the effective advisory fee rate incurred by the Fund was 0.55%.

    Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.

    The Adviser has contractually agreed, through May 31, 2021, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit the total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.01%, 1.76%, 1.26%, 0.76%, 0.67% and 0.62%, respectively, of the Fund’s average daily net assets (the “expense limits”). Effective June 1, 2021 through at least February 28, 2022, the Adviser has agreed to limit expenses for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.01%, 1.76%, 1.26%, 0.76%, 0.76% and 0.76% respectively, of the Fund’s average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause total annual fund operating expenses after fee waivers and/or expense reimbursement to exceed the numbers reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expenses on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate February 28, 2022. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. To the extent that the annualized expense ratio does not exceed the expense limits, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year

    Further, the Adviser has contractually agreed, through at least June 30, 2023, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

    For the six months ended April 30, 2021, the Adviser waived advisory fees of $83,365 and reimbursed class level expenses of $161,609, $10,497, $16,195, $231,776, $0 and $49,955 of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

    The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2021, expenses incurred under the agreement are shown in the Consolidated Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

33	Invesco International Bond Fund

    The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2021, expenses incurred under the agreement are shown in the Consolidated Statement of Operations as Transfer agent fees.

    The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2021, expenses incurred under the Plans are shown in the Consolidated Statement of Operations as Distribution fees.

    Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2021, IDI advised the Fund that IDI retained $12,464 in front-end sales commissions from the sale of Class A shares and $108 and $395 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

    The following is a summary of the tiered valuation input levels, as of April 30, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Non-U.S. Dollar Denominated Bonds & Notes	$–	$1,287,957,439	$251,416	$1,288,208,855

U.S. Dollar Denominated Bonds & Notes	–	314,264,472	0	314,264,472

U.S. Treasury Securities	–	269,994,423	–	269,994,423

Asset-Backed Securities	–	157,644,246	–	157,644,246

Preferred Stocks	–	3,264,418	–	3,264,418

Common Stocks & Other Equity Interests	–	–	1	1

Money Market Funds	293,538,737	–	–	293,538,737

Options Purchased	2,147,250	57,550,856	–	59,698,106

Total Investments in Securities	295,685,987	2,090,675,854	251,417	2,386,613,258

Other Investments - Assets*

Futures Contracts	4,076,942	–	–	4,076,942

Forward Foreign Currency Contracts	–	64,388,161	–	64,388,161

Swap Agreements	–	17,065,996	–	17,065,996

	4,076,942	81,454,157	–	85,531,099

Other Investments - Liabilities*

Futures Contracts	(696,454)	–	–	(696,454)

Forward Foreign Currency Contracts	–	(71,743,926)	–	(71,743,926)

Options Written	(1,092,000)	(34,696,086)	–	(35,788,086)

Swap Agreements	–	(37,414,482)	–	(37,414,482)

	(1,788,454)	(143,854,494)	–	(145,642,948)

Total Other Investments	2,288,488	(62,400,337)	–	(60,111,849)

Total Investments	$297,974,475	$2,028,275,517	$251,417	$2,326,501,409

*	Forward foreign currency contracts, futures contracts and swap agreements are valued at unrealized appreciation (depreciation). Options written are shown at value.

34	Invesco International Bond Fund

NOTE 4—Derivative Investments

The Fund may enter into an ISDA Master Agreement under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

    For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Consolidated Statement of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of April 30, 2021:

	Value
	Credit	Currency	Equity	Interest
Derivative Assets	Risk	Risk	Risk	Rate Risk	Total

Unrealized appreciation on futures contracts — Exchange-Traded(a)	$-	$-	$-	$4,076,909	$4,076,909

Unrealized appreciation on swap agreements — Centrally Cleared(a)	170,896	-	-	16,500,050	16,670,946

Unrealized appreciation on forward foreign currency contracts outstanding	-	64,388,161	-	-	64,388,161

Unrealized appreciation on swap agreements — OTC	386,887	-	-	8,163	395,050

Options purchased, at value — Exchange-Traded(b)	-	-	2,147,250	-	2,147,250

Options purchased, at value — OTC(b)	-	32,666,352	-	24,884,504	57,550,856

Total Derivative Assets	557,783	97,054,513	2,147,250	45,469,626	145,229,172

Derivatives not subject to master netting agreements	(170,896)	-	(2,147,250)	(20,576,959)	(22,895,105)

Total Derivative Assets subject to master netting agreements	$386,887	$97,054,513	$-	$24,892,667	$122,334,067

	Value
	Credit	Currency	Equity	Interest
Derivative Liabilities	Risk	Risk	Risk	Rate Risk	Total

Unrealized depreciation on futures contracts — Exchange-Traded(a)	$-	$-	$-	$(696,454)	$(696,454)

Unrealized depreciation on swap agreements — Centrally Cleared(a)	(548,136)	-	-	(29,473,919)	(30,022,055)

Unrealized depreciation on forward foreign currency contracts outstanding	-	(71,743,926)	-	-	(71,743,926)

Unrealized depreciation on swap agreements — OTC	(377,625)	-	-	(7,014,802)	(7,392,427)

Options written, at value — Exchange-Traded	-	-	(1,092,000)	-	(1,092,000)

Options written, at value — OTC	(1,454,009)	(20,913,014)	-	(12,329,063)	(34,696,086)

Total Derivative Liabilities	(2,379,770)	(92,656,940)	(1,092,000)	(49,514,238)	(145,642,948)

Derivatives not subject to master netting agreements	548,136	-	1,092,000	30,170,373	31,810,509

Total Derivative Liabilities subject to master netting agreements	$(1,831,634)	$(92,656,940)	$-	$(19,343,865)	$(113,832,439)

(a)	The daily variation margin receivable (payable) at period-end is recorded in the Consolidated Statement of Assets and Liabilities.
(b)	Options purchased, at value as reported in the Consolidated Schedule of Investments.

35	Invesco International Bond Fund

Offsetting Assets and Liabilities

The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of April 30, 2021.

										Collateral
	Financial Derivative Assets				Financial Derivative Liabilities					(Received/Pledged)
Counterparty	Forward Foreign Currency Contracts	Options Purchased	Swap Agreements	Total Assets	Forward Foreign Currency Contracts	Options Written	Swap Agreements	Total Liabilities	Net Value of Derivatives	Non-Cash	Cash	Net Amount

Bank of America, N.A.	$9,985,223	$6,503,871	$-	$16,489,094	$(15,860,184)	$(5,000)	$-	$(15,865,184)	$623,910	$-	$(623,910)	$-

Barclays Bank PLC	239,619	-	-	239,619	(715,667)	-	-	(715,667)	(476,048)	-	370,000	(106,048)

Citibank, N.A.	4,526,509	-	116,420	4,642,929	(3,568,841)	-	(91,729)	(3,660,570)	982,359	-	(982,359)	-

Goldman Sachs International	6,272,214	26,234,868	8,163	32,515,245	(5,161,002)	(13,919,975)	(7,093,138)	(26,174,115)	6,341,130	-	(6,341,130)	-

J.P. Morgan Chase Bank, N.A.	32,729,038	9,332,116	385,192	42,446,346	(35,576,754)	(6,299,735)	(285,896)	(42,162,385)	283,961	-	-	283,961

Morgan Stanley and Co. International PLC	5,172,938	11,040,317	-	16,213,255	(7,793,397)	(11,500,320)	-	(19,293,717)	(3,080,462)	-	590,000	(2,490,462)

Royal Bank of Canada	1,485,619	-	-	1,485,619	(1,949,735)	-	-	(1,949,735)	(464,116)	-	464,116	-

Standard Chartered Bank PLC	3,977,001	4,439,684	-	8,416,685	(1,118,346)	(2,971,056)	-	(4,089,402)	4,327,283	-	(4,327,283)	-

Total	$64,388,161	$57,550,856	$509,775	$122,448,792	$(71,743,926)	$(34,696,086)	$(7,470,763)	$(113,910,775)	$8,538,017	$-	$(10,850,566)	$(2,312,549)

Effect of Derivative Investments for the six months ended April 30, 2021

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Consolidated Statement of Operations
	Credit	Currency	Equity	Interest
	Risk	Risk	Risk	Rate Risk	Total

Realized Gain (Loss):
Forward foreign currency contracts	$-	$(40,739,351)	$-	$-	$(40,739,351)

Futures contracts	-	-	-	81,112,000	81,112,000

Options purchased(a)	-	(1,496,064)	-	15,363,258	13,867,194

Options written	-	21,644,570	-	4,033,549	25,678,119

Swap agreements	(1,295,726)	-	(122,069)	(72,473,563)	(73,891,358)

Change in Net Unrealized Appreciation (Depreciation):
Forward foreign currency contracts	-	(4,494,035)	-	-	(4,494,035)

Futures contracts	-	-	-	2,499,949	2,499,949

Options purchased(a)	-	(2,077,477)	(30,812)	(2,140,282)	(4,248,571)

Options written	253,811	14,220,168	(1,062)	3,940,652	18,413,569

Swap agreements	930,523	-	-	(17,393,985)	(16,463,462)

Total	$(111,392)	$(12,942,189)	$(153,943)	$14,941,578	$1,734,054

(a)	Options purchased are included in the net realized gain (loss) from investment securities and the change in net unrealized appreciation (depreciation) of investment securities.

     The table below summarizes the average notional value of derivatives held during the period.

					Foreign			Foreign
	Forward		Index		Currency	Index		Currency
	Foreign Currency	Futures	Options	Swaptions	Options	Options	Swaptions	Options	Swap
	Contracts	Contracts	Purchased	Purchased	Purchased	Written	Written	Written	Agreements
Average notional value	$11,636,580,116	$1,021,362,923	$142,450,000	$3,869,462,090	$1,729,161,443	$135,625,000	$1,843,024,910	$2,693,697,696	$11,199,981,925
Average Contracts	-	-	350	-	-	350	-	-	-

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2021, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $2,430.

36	Invesco International Bond Fund

NOTE 6—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Consolidated Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund had a capital loss carryforward as of October 31, 2020, as follows:

	Capital Loss Carryforward*
Expiration		Short-Term	Long-Term	Total
Not subject to expiration		$158,377,557	$77,357,512	$235,735,069

*

Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 9—Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2021 was $2,114,166,622 and $2,553,945,127, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$132,643,862

Aggregate unrealized (depreciation) of investments	(288,673,921)

Net unrealized appreciation (depreciation) of investments	$(156,030,059)

    Cost of investments for tax purposes is $2,482,531,435.

NOTE 10—Share Information

	Summary of Share Activity

	Six months ended		Year ended
	April 30, 2021(a)		October 31, 2020
	Shares	Amount	Shares	Amount

Sold:
Class A	6,204,022	$35,136,462	26,001,326	$138,285,569

Class C	497,521	2,808,380	1,089,680	5,845,149

Class R	1,090,432	6,144,079	2,335,386	12,397,914

Class Y	25,330,272	143,219,671	54,924,076	292,087,108

Class R6	15,152,275	85,330,934	38,722,105	207,171,403

Issued as reinvestment of dividends:
Class A	1,619,311	9,086,851	5,196,346	27,241,863

Class C	64,027	358,357	413,899	2,157,374

Class R	159,575	892,779	532,941	2,784,152

Class Y	2,094,804	11,761,363	7,469,088	39,200,481

Class R6	1,413,997	7,928,043	4,911,505	25,788,764

Automatic conversion of Class C shares to Class A shares:
Class A	3,917,368	22,594,228	5,077,757	27,007,066

Class C	(3,931,174)	(22,594,228)	(5,096,737)	(27,007,066)

37	Invesco International Bond Fund

	Summary of Share Activity

	Six months ended		Year ended
	April 30, 2021(a)		October 31, 2020
	Shares	Amount	Shares	Amount

Reacquired:
Class A	(29,674,894)	$(167,832,765)	(59,360,812)	$(311,141,082)

Class C	(1,465,258)	(8,268,275)	(5,007,250)	(26,047,589)

Class R	(2,772,829)	(15,657,379)	(6,035,135)	(31,649,511)

Class Y	(37,673,252)	(213,696,713)	(151,453,160)	(775,263,690)

Class R6	(22,691,867)	(125,956,714)	(96,206,785)	(509,604,595)

Net increase (decrease) in share activity	(40,665,670)	$(228,744,927)	(176,485,770)	$(900,746,690)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 41% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

38	Invesco International Bond Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2020 through April 30, 2021.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

    The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

    Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (11/01/20)	Ending Account Value (04/30/21)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/21)	Expenses Paid During Period[2]	Annualized Expense Ratio
Class A	$1,000.00	$1,031.60	$5.04	$1,019.84	$5.01	1.00%
Class C	1,000.00	1,027.80	8.80	1,016.12	8.75	1.75
Class R	1,000.00	1,030.40	6.29	1,018.60	6.26	1.25
Class Y	1,000.00	1,032.90	3.78	1,021.08	3.76	0.75
Class R5	1,000.00	1,035.40	2.73	1,022.12	2.71	0.54
Class R6	1,000.00	1,033.60	3.08	1,021.77	3.06	0.61

[1]

The actual ending account value is based on the actual total return of the Fund for the period November 1, 2020 through April 30, 2021, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

39	Invesco International Bond Fund

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎	Fund reports and prospectuses
∎	Quarterly statements
∎	Daily confirmations
∎	Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each fiscal year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/ corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-05426 and 033-19338                             Invesco Distributors, Inc.                                                                                                   O-IBD-SAR-1

Semiannual Report to Shareholders	April 30, 2021

Invesco Macro Allocation Strategy Fund
Nasdaq:
A: GMSDX ∎ C: GMSEX ∎ R: GMSJX ∎ Y: GMSHX ∎ R5: GMSKX ∎ R6: GMSLX

2	Fund Performance

4	Liquidity Risk Management Program

5	Consolidated Schedule of Investments

12	Consolidated Financial Statements

15	Consolidated Financial Highlights

16	Notes to Consolidated Financial Statements

24	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 10/31/20 to 4/30/21, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	11.23%
Class C Shares	10.89
Class R Shares	11.14
Class Y Shares	11.39
Class R5 Shares	11.38
Class R6 Shares	11.41
Bloomberg Barclays 3-Month Treasury Bellwether Index▼ (Broad Market/Style-Specific Index)	0.05
Lipper Absolute Return Funds Index∎ (Peer Group Index)	9.18

Source(s): ▼RIMES Technologies Corp.; ∎Lipper Inc.

The Bloomberg Barclays 3-Month Treasury Bellwether Index measures the performance of treasury bills with maturities of less than three months.

  The Lipper Absolute Return Funds Index is an unmanaged index considered representative of absolute return funds tracked by Lipper.

  The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

  A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

  Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2                         Invesco Macro Allocation Strategy Fund

Average Annual Total Returns
As of 4/30/21, including maximum applicable sales charges

Class A Shares
Inception	2.62%
5 Years	2.40
1 Year	7.94

Class C Shares
Inception	2.53%
5 Years	2.81
1 Year	12.42

Class R Shares
Inception	3.06%
5 Years	3.31
1 Year	13.93

Class Y Shares
Inception (9/26/12)	3.56%
5 Years	3.83
1 Year	14.45

Class R5 Shares
Inception	3.58%
5 Years	3.85
1 Year	14.57

Class R6 Shares
Inception	3.55%
5 Years	3.83
1 Year	14.46

On August 28, 2013, Class H1 shares converted to Class Y shares.

    Class A, Class C and Class R shares incepted on August 28, 2013. Performance shown prior to that date is that of Class Y shares at net asset value, restated to reflect the higher 12b-1 fees applicable to Class A, Class C and Class R shares.

    Class R5 shares and Class R6 shares incepted on August 28, 2013. Performance shown prior to that date is that of Class Y shares at net asset value and includes the 12b-1 fees applicable to that class.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3                         Invesco Macro Allocation Strategy Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 22-24, 2021, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2020 through December 31, 2020 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the coronavirus pandemic on the Fund and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

4                         Invesco Macro Allocation Strategy Fund

Consolidated Schedule of Investments

April 30, 2021

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities–36.87%
U.S. Treasury Bills–11.85%(a)
U.S. Treasury Bills	0.09%	06/03/2021	$ 15,580	$15,579,061
U.S. Treasury Bills	0.08%	06/10/2021	2,510	2,509,821
U.S. Treasury Bills	0.03%	10/21/2021	13,100	13,098,911
				31,187,793

U.S. Treasury Notes–25.02%(b)
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.15%)	0.17%	01/31/2022	32,900	32,938,418
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.11%)	0.13%	04/30/2022	32,900	32,936,386
				65,874,804
Total U.S. Treasury Securities (Cost $97,045,850)				97,062,597

			Shares
Money Market Funds–52.20%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(c)(d)			57,311,071	57,311,071
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(c)(d)			21,233,107	21,241,600
Invesco STIC (Global Series) PLC, U.S. Dollar Liquidity Portfolio (Ireland), Institutional Class, 0.02%(c)(d)			25,122,228	25,122,228
Invesco Treasury Portfolio, Institutional Class, 0.01%(c)(d)			33,774,939	33,774,939
Total Money Market Funds (Cost $137,449,671)				137,449,838
Options Purchased–0.45%
(Cost $1,460,412)(e)				1,177,520
TOTAL INVESTMENTS IN SECURITIES–89.52% (Cost $235,955,933)				235,689,955
OTHER ASSETS LESS LIABILITIES–10.48%				27,606,571
NET ASSETS–100.00%				$263,296,526

Notes to Consolidated Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on April 30, 2021.
(c)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2021.

	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$43,201,676	$ 94,564,504	$ (80,455,109)	$-	$ -	$57,311,071	$5,379
Invesco Liquid Assets Portfolio, Institutional Class	17,065,275	61,488,932	(57,312,652)	2,573	(2,528)	21,241,600	3,593
Invesco STIC (Global Series) PLC, U.S. Dollar Liquidity Portfolio, Institutional Class	10,541,153	45,149,854	(30,568,779)	-	-	25,122,228	4,220
Invesco Treasury Portfolio, Institutional Class	27,341,344	98,382,291	(91,948,696)	-	-	33,774,939	1,355
Total	$98,149,448	$299,585,581	$(260,285,236)	$2,573	$(2,528)	$137,449,838	$14,547

(d)	The rate shown is the 7-day SEC standardized yield as of April 30, 2021.
(e)	The table below details options purchased.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

5                         Invesco Macro Allocation Strategy Fund

Open Exchange-Traded Index Options Purchased(a)

Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value*		Value
Equity Risk
S&P 500 Index	Put	09/17/2021	16	USD	3,600.00	USD	5,760,000	$97,600
S&P 500 Index	Put	05/21/2021	16	USD	3,650.00	USD	5,840,000	5,680
S&P 500 Index	Put	12/17/2021	16	USD	3,625.00	USD	5,800,000	173,200
S&P 500 Index	Put	06/18/2021	16	USD	3,665.00	USD	5,864,000	25,200
S&P 500 Index	Put	03/18/2022	16	USD	3,750.00	USD	6,000,000	277,680
S&P 500 Index	Put	07/16/2021	16	USD	3,790.00	USD	6,064,000	69,840
S&P 500 Index	Put	04/14/2022	16	USD	3,925.00	USD	6,280,000	369,040
S&P 500 Index	Put	08/20/2021	16	USD	3,975.00	USD	6,360,000	159,280
Total Index Options Purchased			128					$1,177,520

(a)	Open Exchange-Traded Index Options Purchased collateralized by $4,095,000 cash held with Morgan Stanley & Co.
*	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
Brent Crude	25	August-2021	$1,632,500	$101,515	$101,515
Coffee ’C’	8	September-2021	430,200	35,050	35,050
Cotton No. 2	28	December-2021	1,190,840	43,026	43,026
Gasoline Reformulated Blendstock Oxygenate Blending	19	May-2021	1,656,888	52,790	52,790
Gold 100 oz.	18	June-2021	3,181,860	49,408	49,408
KC HRW Wheat	20	July-2021	703,500	131,175	131,175
Lean Hogs	39	December-2021	1,270,620	94,142	94,142
Live Cattle	13	December-2021	656,500	(11,977)	(11,977)
LME Nickel	6	June-2021	635,850	(17,110)	(17,110)
LME Zinc	8	June-2021	584,400	26,450	26,450
Silver	26	July-2021	3,363,490	(46,611)	(46,611)
Soybean Meal	67	July-2021	2,854,870	146,881	146,881
Soybeans	28	July-2021	2,147,950	374,269	374,269
WTI Crude	15	September-2021	931,500	61,538	61,538
Subtotal				1,040,546	1,040,546
Equity Risk
E-Mini Russell 2000 Index	135	June-2021	15,265,125	(150,956)	(150,956)
EURO STOXX 50 Index	300	June-2021	14,210,591	337,800	337,800
FTSE 100 Index	198	June-2021	18,970,441	468,191	468,191
S&P/TSX 60 Index	104	June-2021	19,213,538	156,815	156,815
Tokyo Stock Price Index	133	June-2021	23,140,223	(378,063)	(378,063)
Subtotal				433,787	433,787
Interest Rate Risk
Australia 10 Year Bonds	197	June-2021	21,153,721	125,266	125,266
Canada 10 Year Bonds	119	June-2021	13,492,121	(212,828)	(212,828)
Japan Mini 10 Year Bonds	13	June-2021	1,799,588	2,238	2,238
Long Gilt	31	June-2021	5,465,876	(9,437)	(9,437)
U.S. Treasury Long Bonds	35	June-2021	5,503,750	(94,078)	(94,078)
Subtotal				(188,839)	(188,839)
Subtotal—Long Futures Contracts				1,285,494	1,285,494

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

6                         Invesco Macro Allocation Strategy Fund

Open Futures Contracts(a)—(continued)
Short Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
Cocoa	110	July-2021	$(2,620,200)	$68,489	$68,489
Corn	4	July-2021	(134,650)	(26,346)	(26,346)
LME Nickel	15	June-2021	(1,589,625)	(99,757)	(99,757)
LME Zinc	8	June-2021	(584,400)	(17,575)	(17,575)
Low Sulphur Gas Oil	1	December-2021	(53,625)	(3,303)	(3,303)
Natural Gas	58	November-2021	(1,841,500)	(69,156)	(69,156)
New York Harbor Ultra-Low Sulfur Diesel	1	May-2021	(80,741)	(6,438)	(6,438)
Soybean Oil	10	July-2021	(374,340)	(68,966)	(68,966)
Sugar No. 11	3	February-2022	(56,482)	(5,669)	(5,669)
Wheat	5	July-2021	(183,687)	(29,323)	(29,323)
Subtotal				(258,044)	(258,044)
Equity Risk
E-Mini S&P 500 Index	73	June-2021	(15,236,560)	(746,134)	(746,134)
MSCI EAFE Index	236	June-2021	(26,636,140)	(587,863)	(587,863)
MSCI Emerging Markets Index Future	213	June-2021	(14,234,790)	(3,564)	(3,564)
Subtotal				(1,337,561)	(1,337,561)
Interest Rate Risk
Euro-Bund	120	June-2021	(24,525,893)	247,488	247,488
Subtotal—Short Futures Contracts				(1,348,117)	(1,348,117)
Total Futures Contracts				$(62,623)	$(62,623)

(a)	Futures contracts collateralized by $22,350,000 cash held with Goldman Sachs & Co. LLC, the futures commission merchant.

Open Over-The-Counter Total Return Swap Agreements(a)(b)
Counterparty	Pay/ Receive	Reference Entity(c)	Fixed Rate	Payment Frequency	Number of Contracts	Maturity Date	Notional Value	Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
Barclays Bank PLC	Receive	Barclays Commodity Strategy 1452 Excess Return Index	0.26%	Monthly	3,000	November-2021	$2,200,516	$-	$131,003	$131,003
Morgan Stanley Capital Services LLC	Receive	S&P GSCI Aluminum Dynamic Roll Index Excess Return	0.30	Monthly	17,600	July-2021	1,805,646	-	51,359	51,359
Subtotal — Appreciation								-	182,362	182,362
Commodity Risk
Barclays Bank PLC	Receive	Barclays Commodity Strategy 1748 Excess Return Index	0.42	Monthly	153,200	April-2022	45,974,232	-	(128,535)	(128,535)
Macquarie Bank Ltd.	Receive	Macquarie F6 Carry Alpha Index	0.32	Monthly	325,400	April-2022	86,758,180	-	(1,124,355)	(1,124,355)
Subtotal — Depreciation								-	(1,252,890)	(1,252,890)
Total — Total Return Swap Agreements								$-	$(1,070,528)	$(1,070,528)

(a)	Open Over-The-Counter Total Return Swap Agreements are collateralized by cash held with the swap Counterparties in the amount of $860,000.
(b)	The Fund receives or pays payments based on any positive or negative return on the Reference Entity, respectively.
(c)	The Reference Entity Components table below includes additional information regarding the underlying components of certain reference entities that are not publicly available.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

7                         Invesco Macro Allocation Strategy Fund

Open Over-The-Counter Total Return Swap Agreements(a)
Counterparty	Pay/ Receive	Reference Entity(c)	floating Rate Index	Payment Frequency	Number of Contracts	Maturity Date	Notional Value	Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Equity Risk
Goldman Sachs International	Receive	MSCI EAFE Minimum Volatility Index	1 Month USD LIBOR + 0.35%	Monthly	900	May-2021	$1,874,187	$-	$16,263	$16,263
Goldman Sachs International	Receive	MSCI EAFE Minimum Volatility Index	1 Month USD LIBOR + 0.40%	Monthly	2,300	July-2021	4,790,523	-	40,627	40,627
Goldman Sachs International	Receive	MSCI EAFE Minimum Volatility Index	1 Month USD LIBOR + 0.40%	Monthly	1,020	July-2021	2,140,541	-	1,969	1,969
Goldman Sachs International	Receive	MSCI EAFE Momentum Index	1 Month USD LIBOR + 0.40%	Monthly	280	July-2021	2,011,310	-	20,779	20,779
Goldman Sachs International	Receive	MSCI EAFE Quality Index	1 Month USD LIBOR + 0.30%	Monthly	430	May-2021	2,001,061	-	65,426	65,426
Goldman Sachs International	Receive	MSCI EAFE Quality Index	1 Month USD LIBOR + 0.35%	Monthly	1,020	July-2021	4,746,264	-	155,635	155,635
Goldman Sachs International	Receive	MSCI EAFE Quality Index	1 Month USD LIBOR + 0.35%	Monthly	430	July-2021	2,037,452	-	29,035	29,035
Goldman Sachs International	Receive	MSCI Emerging Markets Minimum Volatility Index	1 Month USD LIBOR + 0.90%	Monthly	4,900	May-2021	10,029,467	(10,778)	57,918	68,696
Goldman Sachs International	Receive	MSCI Emerging Markets Minimum Volatility Index	1 Month USD LIBOR + 1.56%	Monthly	1,520	July-2021	3,120,834	-	8,314	8,314
Goldman Sachs International	Receive	MSCI Emerging Markets Momentum Index	1 Month USD LIBOR + 0.70%	Monthly	703	May-2021	9,454,309	-	239,773	239,773
Goldman Sachs International	Receive	MSCI Emerging Markets Momentum Index	1 Month USD LIBOR + 1.10%	Monthly	60	July-2021	805,099	-	22,277	22,277
Goldman Sachs International	Receive	MSCI Emerging Markets Momentum Index	1 Month USD LIBOR + 1.35%	Monthly	207	July-2021	2,812,025	-	42,421	42,421
Goldman Sachs International	Receive	MSCI USA Minimum Volatility Index	1 Month USD LIBOR - 0.19%	Monthly	950	June-2021	4,496,578	-	89,974	89,974
Goldman Sachs International	Receive	MSCI USA Minimum Volatility Index	1 Month USD LIBOR - 0.19%	Monthly	420	June-2021	1,985,902	-	41,837	41,837
Goldman Sachs International	Receive	MSCI USA Momentum Index	1 Month USD LIBOR + 0.16%	Monthly	470	June-2021	1,881,515	-	34,053	34,053
Goldman Sachs International	Receive	MSCI USA Quality Index	1 Month USD LIBOR - 0.12%	Monthly	1,180	June-2021	4,549,665	-	85,647	85,647
Goldman Sachs International	Receive	MSCI USA Quality Index	1 Month USD LIBOR - 0.12%	Monthly	510	June-2021	1,977,169	-	26,228	26,228
J.P. Morgan Chase Bank, N.A.	Receive	MSCI EAFE Momentum Index	1 Month USD LIBOR + 0.18%	Monthly	960	June-2021	6,806,889	-	160,272	160,272
J.P. Morgan Chase Bank, N.A.	Receive	MSCI USA Momentum Index	1 Month USD LIBOR + 0.33%	Monthly	1,760	June-2021	6,906,071	-	267,119	267,119
Subtotal - Appreciation								(10,778)	1,405,567	1,416,345

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

8                         Invesco Macro Allocation Strategy Fund

Open Over-The-Counter Total Return Swap Agreements(a)—(continued)
Counterparty	Pay/ Receive	Reference Entity	Floating Rate Index	Payment Frequency	Number of Contracts	Maturity Date	Notional Value	Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Equity Risk
Goldman Sachs International	Receive	MSCI USA Minimum Volatility Index	1 Month USD LIBOR - 0.23%	Monthly	490	July-2021	$2,370,585	$-	$(4,889)	$(4,889)
Goldman Sachs International	Receive	MSCI USA Quality Index	1 Month USD LIBOR - 0.16%	Monthly	600	July-2021	2,379,078	-	(22,140)	(22,140)
Subtotal - Depreciation								-	(27,029)	(27,029)
Total - Total Return Swap Agreements								$(10,778)	$1,378,538	$1,389,316

(a)	The Fund receives or pays payments based on any positive or negative return on the Reference Entity, respectively.

Reference Entity Components
Reference Entity	Underlying Components	Percentage

Barclays Commodity Strategy 1452 Excess Return Index

Long Futures Contracts
Copper	100.00%

Barclays Commodity Strategy 1748 Excess Return Index

Long Futures Contracts
Aluminum	5.90%
Coffee ’C’	3.77
Corn	6.52
Copper	7.36
Cotton No. 2	1.86
Gas Oil	3.83
Heating Oil	3.09
Kansas Wheat	1.94
Lean Hogs	2.63
Live Cattle	5.22
Natural Gas	14.17
Nickel	3.05
Soybean Meal	3.86
Soybean Oil	4.15
Soybeans	6.47
Sugar No. 11	3.62
Unleaded Gasoline	3.22
Wheat	3.48
WTI Crude	11.86
Xinc	4.00
Total	100.00%

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

9                         Invesco Macro Allocation Strategy Fund

Reference Entity Components—(continued)
Reference Entity	Underlying Components	Percentage

Short Futures Contracts
Aluminum	(5.61)%
Coffee ’C’	(3.45)
Corn	(7.42)
Copper	(7.07)
Cotton No. 2	(1.83)
Gas Oil	(3.63)
Heating Oil	(2.94)
Kansas Wheat	(1.79)
Lean Hogs	(3.15)
Live Cattle	(4.92)
Natural Gas	(9.55)
Nickel	(2.91)
Soybean Meal	(3.98)
Soybean Oil	(4.64)
Soybeans	(7.18)
Sugar No. 11	(3.43)
Unleaded Gasoline	(3.52)
Wheat	(3.32)
WTI Crude	(15.85)
Xinc	(3.81)
Total	(100.00)%

Macquarie F6 Carry Alpha Index

Long Futures Contracts
Aluminum	5.90%
Coffee ’C’	3.77
Corn	6.52
Copper	7.36
Cotton No. 2	1.86
Gas Oil	3.83
Heating Oil	3.09
Kansas Wheat	1.94
Lean Hogs	2.63
Live Cattle	5.22
Natural Gas	14.17
Nickel	3.05
Soybean Meal	3.86
Soybean Oil	4.15
Soybeans	6.47
Sugar No. 11	3.62
Unleaded Gasoline	3.22
Wheat	3.48
WTI Crude	11.86
Xinc	4.00
Total	100.00%

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

10                         Invesco Macro Allocation Strategy Fund

Reference Entity Components–(continued)
Reference Entity	Underlying Components	Percentage

S&P GSCI Aluminum Dynamic Roll Index Excess Return

Short Futures Contracts
Aluminum	(5.61)%
Coffee ’C’	(3.45)
Corn	(7.42)
Copper	(7.07)
Cotton No. 2	(1.83)
Gas Oil	(3.63)
Heating Oil	(2.94)
Kansas Wheat	(1.79)
Lean Hogs	(3.15)
Live Cattle	(4.92)
Natural Gas	(9.55)
Nickel	(2.91)
Soybean Meal	(3.98)
Soybean Oil	(4.64)
Soybeans	(7.18)
Sugar No. 11	(3.43)
Unleaded Gasoline	(3.52)
Wheat	(3.32)
WTI Crude	(15.85)
Xinc	(3.81)
Total	(100.00)%

Long Futures Contracts
Aluminum	100.00%

Abbreviations:

LIBOR –London Interbank Offered Rate

USD    –U.S. Dollar

Target Risk Contribution and Notional Asset Weights

By asset class, based on Net Assets as of April 30, 2021

Asset Class	Target Risk Contribution*	Notional Asset Weights**
Equities	52.57%	61.87%
Fixed Income	28.52	8.78
Commodities	18.91	60.75
Total	100.00	131.40

*

Reflects the risk that each asset class is expected to contribute to the overall risk of the Fund as measured by standard deviation and estimates of risk based on historical data. Standard deviation measures the annualized fluctuations (volatility) of monthly returns.

**

Proprietary models determine the Notional Asset Weights necessary to achieve the Target Risk Contributions. Total Notional Asset Weight greater than 100% is achieved through derivatives and other instruments that create leverage.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

11                         Invesco Macro Allocation Strategy Fund

Consolidated Statement of Assets and Liabilities

April 30, 2021

(Unaudited)

Assets:
Investments in securities, at value (Cost $98,506,262)	$ 98,240,117
Investments in affiliated money market funds, at value (Cost $137,449,671)	137,449,838
Other investments:
Variation margin receivable – futures contracts	296,388
Unrealized appreciation on LME futures contracts	26,450
Swaps receivable – OTC	117,307
Unrealized appreciation on swap agreements – OTC	1,598,707
Deposits with brokers:
Cash collateral – exchange-traded futures contracts	22,350,000
Cash collateral – exchange-traded options contracts	4,095,000
Cash collateral – OTC Derivatives	860,000
Foreign currencies, at value (Cost $31)	4,636
Receivable for:
Fund shares sold	3,979
Dividends	4,400
Interest	281
Investment for trustee deferred compensation and retirement plans	25,906
Other assets	43,606
Total assets	265,116,615

Liabilities:
Other investments:
Premiums received on swap agreements – OTC	10,778
Swaps payable – OTC	37,298
Unrealized depreciation on LME futures contracts	134,442
Unrealized depreciation on swap agreements–OTC	1,279,919
Payable for:
Fund shares reacquired	8,827
Amount due custodian	160,856
Accrued fees to affiliates	29,371
Accrued trustees’ and officers’ fees and benefits	839
Accrued other operating expenses	129,717
Trustee deferred compensation and retirement plans	28,042
Total liabilities	1,820,089
Net assets applicable to shares outstanding	$263,296,526

Net assets consist of:
Shares of beneficial interest	$247,049,473
Distributable earnings	16,247,053
$263,296,526

Net Assets:
Class A	$2,192,454
Class C	$479,420
Class R	$153,205
Class Y	$6,036,173
Class R5	$8,754
Class R6	$254,426,520

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	240,728
Class C	53,515
Class R	16,873
Class Y	656,875
Class R5	952
Class R6	27,724,954
Class A:
Net asset value per share	$9.11
Maximum offering price per share
(Net asset value of $9.11 ÷ 94.50%)	$9.64
Class C:
Net asset value and offering price per share	$8.96
Class R:
Net asset value and offering price per share	$9.08
Class Y:
Net asset value and offering price per share	$9.19
Class R5:
Net asset value and offering price per share	$9.20
Class R6:
Net asset value and offering price per share	$9.18

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

12                         Invesco Macro Allocation Strategy Fund

Consolidated Statement of Operations

For the six months ended April 30, 2021

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $3,089)	$60,558
Interest	24,779
Dividends from affiliated money market funds	14,547
Total investment income	99,884

Expenses:
Advisory fees	1,129,583
Administrative services fees	18,486
Custodian fees	6,976
Distribution fees:
Class A	2,831
Class C	3,319
Class R	285
Transfer agent fees – A, C, R and Y	9,195
Trustees’ and officers’ fees and benefits	15,282
Registration and filing fees	38,934
Reports to shareholders	8,440
Professional services fees	34,322
Taxes	1,158
Other	(46,344)
Total expenses	1,222,467
Less: Fees waived and/or expenses reimbursed	(48,900)
Net expenses	1,173,567
Net investment income (loss)	(1,073,683)

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	4,700,953
Affiliated investment securities	(2,528)
Foreign currencies	(49,225)
Futures contracts	7,202,980
Option contracts written	711,978
Swap agreements	6,043,792
18,607,950
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	25,476
Affiliated investment securities	2,573
Foreign currencies	3,514
Futures contracts	2,932,655
Option contracts written	(11,910)
Swap agreements	323,697
3,276,005
Net realized and unrealized gain	21,883,955
Net increase in net assets resulting from operations	$20,810,272

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

13                         Invesco Macro Allocation Strategy Fund

Consolidated Statement of Changes in Net Assets

For the six months ended April 30, 2021 and the year ended October 31, 2020

(Unaudited)

	April 30, 2021	October 31, 2020
Operations:
Net investment income (loss)	$(1,073,683)	$(346,202)
Net realized gain (loss)	18,607,950	(407,544)
Change in net unrealized appreciation (depreciation)	3,276,005	(3,420,341)
Net increase (decrease) in net assets resulting from operations	20,810,272	(4,174,087)

Distributions to shareholders from distributable earnings:
Class A	–	(346,939)
Class C	–	(189,555)
Class R	–	(8,631)
Class Y	–	(1,267,811)
Class R5	–	(666)
Class R6	–	(22,043)
Total distributions from distributable earnings	–	(1,835,645)

Share transactions–net:
Class A	(148,259)	(2,219,668)
Class C	(435,357)	(2,100,202)
Class R	43,799	(11,807)
Class Y	(5,321,571)	(4,743,301)
Class R6	65,041,260	171,930,483
Net increase in net assets resulting from share transactions	59,179,872	162,855,505
Net increase in net assets	79,990,144	156,845,773

Net assets:
Beginning of period	183,306,382	26,460,609
End of period	$263,296,526	$183,306,382

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

14                         Invesco Macro Allocation Strategy Fund

Consolidated Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover (c)
Class A
Six months ended 04/30/21	$8.18	$(0.06)	$0.99	$0.93	$–	$–	$–	$9.11	11.37%	$2,192	1.40	%(d)	1.63	%(d)	(1.30	)%(d)	95%
Year ended 10/31/20	9.47	(0.06)	(0.56)	(0.62)	(0.67)	–	(0.67)	8.18	(7.02)	2,111	1.38		1.85		(0.75)		120
Year ended 10/31/19	8.81	0.08	0.60	0.68	(0.02)	–	(0.02)	9.47	7.67	4,982	1.37	(e)	2.12	(e)	0.87	(e)	0
Year ended 10/31/18	9.60	0.03	(0.40)	(0.37)	–	(0.42)	(0.42)	8.81	(4.03)	4,491	1.36		2.12		0.29		94
Year ended 10/31/17	10.26	(0.06)	0.68	0.62	(1.28)	–	(1.28)	9.60	6.55	4,645	1.41		2.30		(0.66)		25
Year ended 10/31/16	9.70	(0.13)	0.91	0.78	(0.22)	–	(0.22)	10.26	8.21	5,865	1.63		2.19		(1.31)		75
Class C
Six months ended 04/30/21	8.08	(0.09)	0.97	0.88	–	–	–	8.96	10.89	479	2.15	(d)	2.38	(d)	(2.05	)(d)	95
Year ended 10/31/20	9.30	(0.13)	(0.54)	(0.67)	(0.55)	–	(0.55)	8.08	(7.61)	828	2.13		2.60		(1.50)		120
Year ended 10/31/19	8.71	0.01	0.58	0.59	(0.00)	–	(0.00)	9.30	6.82	3,329	2.12	(e)	2.87	(e)	0.12	(e)	0
Year ended 10/31/18	9.57	(0.04)	(0.40)	(0.44)	–	(0.42)	(0.42)	8.71	(4.80)	6,167	2.11		2.87		(0.46)		94
Year ended 10/31/17	10.20	(0.13)	0.69	0.56	(1.19)	–	(1.19)	9.57	5.90	7,398	2.16		3.05		(1.41)		25
Year ended 10/31/16	9.62	(0.20)	0.90	0.70	(0.12)	–	(0.12)	10.20	7.41	7,540	2.38		2.94		(2.06)		75
Class R
Six months ended 04/30/21	8.17	(0.07)	0.98	0.91	–	–	–	9.08	11.14	153	1.65	(d)	1.88	(d)	(1.55	)(d)	95
Year ended 10/31/20	9.44	(0.08)	(0.56)	(0.64)	(0.63)	–	(0.63)	8.17	(7.22)	98	1.63		2.10		(1.00)		120
Year ended 10/31/19	8.80	0.06	0.59	0.65	(0.01)	–	(0.01)	9.44	7.41	128	1.62	(e)	2.37	(e)	0.62	(e)	0
Year ended 10/31/18	9.61	0.00	(0.39)	(0.39)	–	(0.42)	(0.42)	8.80	(4.24)	100	1.61		2.37		0.04		94
Year ended 10/31/17	10.25	(0.09)	0.70	0.61	(1.25)	–	(1.25)	9.61	6.42	54	1.66		2.55		(0.91)		25
Year ended 10/31/16	9.69	(0.15)	0.90	0.75	(0.19)	–	(0.19)	10.25	7.86	42	1.88		2.44		(1.56)		75
Class Y
Six months ended 04/30/21	8.25	(0.05)	0.99	0.94	–	–	–	9.19	11.39	6,036	1.15	(d)	1.38	(d)	(1.05	)(d)	95
Year ended 10/31/20	9.54	(0.04)	(0.55)	(0.59)	(0.70)	–	(0.70)	8.25	(6.66)	10,377	1.13		1.60		(0.50)		120
Year ended 10/31/19	8.87	0.10	0.60	0.70	(0.03)	–	(0.03)	9.54	7.88	17,768	1.12	(e)	1.87	(e)	1.12	(e)	0
Year ended 10/31/18	9.64	0.05	(0.40)	(0.35)	–	(0.42)	(0.42)	8.87	(3.80)	30,581	1.11		1.87		0.54		94
Year ended 10/31/17	10.29	(0.04)	0.70	0.66	(1.31)	–	(1.31)	9.64	6.93	30,657	1.16		2.05		(0.41)		25
Year ended 10/31/16	9.73	(0.10)	0.91	0.81	(0.25)	–	(0.25)	10.29	8.51	38,019	1.38		1.94		(1.06)		75
Class R5
Six months ended 04/30/21	8.26	(0.05)	0.99	0.94	–	–	–	9.20	11.38	9	1.14	(d)	1.18	(d)	(1.04	)(d)	95
Year ended 10/31/20	9.54	(0.04)	(0.54)	(0.58)	(0.70)	–	(0.70)	8.26	(6.55)	8	1.13		1.58		(0.50)		120
Year ended 10/31/19	8.88	0.11	0.58	0.69	(0.03)	–	(0.03)	9.54	7.76	9	1.12	(e)	1.83	(e)	1.12	(e)	0
Year ended 10/31/18	9.65	0.05	(0.40)	(0.35)	–	(0.42)	(0.42)	8.88	(3.79)	8	1.11		1.82		0.54		94
Year ended 10/31/17	10.30	(0.04)	0.70	0.66	(1.31)	–	(1.31)	9.65	6.93	9	1.15		1.97		(0.40)		25
Year ended 10/31/16	9.74	(0.10)	0.91	0.81	(0.25)	–	(0.25)	10.30	8.50	10	1.38		1.83		(1.06)		75
Class R6
Six months ended 04/30/21	8.23	(0.05)	1.00	0.95	–	–	–	9.18	11.54	254,427	1.14	(d)	1.18	(d)	(1.04	)(d)	95
Year ended 10/31/20	9.53	(0.04)	(0.56)	(0.60)	(0.70)	–	(0.70)	8.23	(6.77)	169,884	1.13		1.58		(0.50)		120
Year ended 10/31/19	8.86	0.10	0.60	0.70	(0.03)	–	(0.03)	9.53	7.89	244	1.12	(e)	1.83	(e)	1.12	(e)	0
Year ended 10/31/18	9.63	0.05	(0.40)	(0.35)	–	(0.42)	(0.42)	8.86	(3.80)	440	1.11		1.82		0.54		94
Year ended 10/31/17	10.29	(0.04)	0.69	0.65	(1.31)	–	(1.31)	9.63	6.83	345	1.15		1.97		(0.40)		25
Year ended 10/31/16	9.73	(0.10)	0.91	0.81	(0.25)	–	(0.25)	10.29	8.51	234	1.38		1.83		(1.06)		75

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)

Ratios are annualized and based on average daily net assets (000’s omitted) of $2,283, $669, $115, $6,967, $9 and $197,037 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

(e)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return. Estimated acquired fund fees from underlying funds was 0.11% for the year ended October 31, 2019.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

15                         Invesco Macro Allocation Strategy Fund

Notes to Consolidated Financial Statements

April 30, 2021

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Macro Allocation Strategy Fund (the “Fund”), is a series portfolio of AIM Investment Funds (Invesco Investment Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these consolidated financial statements pertains only to the Fund and the Subsidiary. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund will seek to gain exposure to the commodity markets primarily through investments in the Invesco Cayman Commodity Fund V Ltd. (the “Subsidiary”), a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands. The Subsidiary was organized by the Fund to invest in commodity-linked derivatives and other securities that may provide leveraged and non-leveraged exposure to commodities. The Fund may invest up to 25% of its total assets in the Subsidiary.

The Fund’s investment objective is to seek a positive absolute return over a complete economic and market cycle.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for ten years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the tenth anniversary after a purchase of Class C shares. Effective November 30, 2020, the automatic conversion pursuant to the Conversion Feature changed from ten years to eight years. The first conversion of Class C shares to Class A shares occurred at the end of December 2020 for all Class C shares that were held for more than eight years as of November 30, 2020.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its consolidated financial statements.

A.	Security Valuations - Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or

16                         Invesco Macro Allocation Strategy Fund

other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Consolidated Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Consolidated Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Consolidated Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Consolidated Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the consolidated financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary’s income. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The financial statements are prepared on a consolidated basis in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. The accompanying financial statements reflect the financial position of the Fund and its Subsidiary and the results of operations on a consolidated basis. All inter-company accounts and transactions have been eliminated in consolidation.

In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the consolidated financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust, and under the Subsidiary’s organizational documents, the directors and officers of the Subsidiary, are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund and/or the Subsidiary, respectively. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Structured Securities – The Fund may invest in structured securities. Structured securities are a type of derivative security whose value is determined by reference to changes in the value of underlying securities, currencies, interest rates, commodities, indices or other financial indicators (“reference instruments”). Most structured securities are fixed-income securities that have maturities of three years or less. Structured securities may be positively or negatively indexed (i.e., their principal value or interest rates may increase or decrease if the underlying reference instrument appreciates) and may have return characteristics similar to direct investments in the underlying reference instrument.

Structured securities may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference instruments. In addition to the credit risk of structured securities and the normal risks of price changes in response to changes in interest rates, the principal amount of structured notes or indexed securities may decrease as a result of changes in the value of the underlying reference instruments. Changes in the daily value of structured securities are recorded as unrealized gains (losses) in the Consolidated Statement of Operations. When the structured securities mature or are sold, the Fund recognizes a realized gain (loss) on the Consolidated Statement of Operations.

J.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in

17                         Invesco Macro Allocation Strategy Fund

foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Consolidated Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Consolidated Statement of Operations.

K.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Consolidated Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Consolidated Statement of Assets and Liabilities.

L.

Futures Contracts – The Fund may enter into futures contracts to equitize the Fund’s cash holdings or to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made on non-LME futures contracts depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Consolidated Statement of Assets and Liabilities. For LME contracts, subsequent or variation margin payments are not made and the value of the contracts is presented as unrealized appreciation or depreciation on the Consolidated Statement of Assets and Liabilities. When LME or non-LME contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Consolidated Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Consolidated Statement of Assets and Liabilities.

M.

Call Options Purchased and Written – The Fund may write covered call options and/or buy call options. A covered call option gives the purchaser of such option the right to buy, and the writer the obligation to sell, the underlying security or foreign currency at the stated exercise price during the option period. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written.

Additionally, the Fund may enter into an option on a swap agreement, also called a “swaption”. A swaption is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based premium. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the Counterparties.

When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability in the Consolidated Statement of Assets and Liabilities. The amount of the liability is subsequently “marked-to-market” to reflect the current market value of the option written. If a written covered call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written covered call option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized and unrealized gains and losses on call options written are included in the Consolidated Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Option contracts written. A risk in writing a covered call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

When the Fund buys a call option, an amount equal to the premium paid by the Fund is recorded as an investment on the Consolidated Statement of Assets and Liabilities. The amount of the investment is subsequently “marked-to-market” to reflect the current value of the option purchased. Realized and unrealized gains and losses on call options purchased are included in the Consolidated Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

N.

Put Options Purchased and Written – The Fund may purchase and write put options including options on securities indexes, or foreign currency and/or futures contracts. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option’s underlying instrument may be a security, securities index, or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund’s resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the underlying portfolio securities. The Fund may write put options to earn additional income in the form of option premiums if it expects the price of the underlying instrument to remain stable or rise during the option period so that the option will not be exercised. The risk in this strategy is that the price of the underlying securities may decline by an amount greater than the premium received. Put options written are reported as a liability in the Consolidated Statement of Assets and Liabilities. Realized and unrealized gains and losses on put options purchased and put options written are included in the Consolidated Statement of Operations as Net realized gain (loss) from and Change in net

18                         Invesco Macro Allocation Strategy Fund

unrealized appreciation (depreciation) of Investment securities and Option contracts written, respectively. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.
O.

Swap Agreements – The Fund may enter into various swap transactions, including interest rate, total return, index, currency and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency, commodity or credit risk. Such transactions are agreements between Counterparties. These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, index, and currency swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference less a financing rate, if any. As a receiver, the Fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Fund would owe payments on any net positive total return, and would receive payment in the event of a negative total return.

Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Consolidated Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Consolidated Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Consolidated Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Consolidated Statement of Operations. The Fund segregates cash or liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Cash held as collateral is recorded as deposits with brokers on the Consolidated Statement of Assets and Liabilities. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. Additionally, an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) includes credit related contingent features which allow Counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event that, for example, the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA master agreements, which would cause the Fund to accelerate payment of any net liability owed to the Counterparty. A short position in a security poses more risk than holding the same security long. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited.

P.

COVID-19 Risk - The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations and supply chains, layoffs, lower consumer demand, and defaults, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally.

The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

Q.

Other Risks - The Fund will seek to gain exposure to commodity markets primarily through an investment in the Subsidiary and through investments in exchange-traded funds and commodity-linked derivatives. The Subsidiary, unlike the Fund, may invest without limitation in commodities, commodity-linked derivatives and other securities, such as exchange-traded and commodity-linked notes, that may provide leveraged and non-leveraged exposure to commodity markets. The Fund is indirectly exposed to the risks associated with the Subsidiary’s investments.

The Fund is non-diversified and may invest in securities of fewer issuers than if it were diversified. Thus, the value of the Fund’s shares may vary more widely and the Fund may be subject to greater market and credit risk than if the Fund invested more broadly.

Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.

R.

Leverage Risk – Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.

S.

Collateral –To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser less the amount paid by the Subsidiary to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $ 250 million	1.100%
Next $250 million	1.080%
Next $500 million	1.050%
Next $1.5 billion	1.030%
Next $2.5 billion	1.000%
Next $2.5 billion	0.980%
Next $2.5 billion	0.950%
Over $10 billion	0.930%

For the six months ended April 30, 2021, the effective advisory fee rate incurred by the Fund was 1.10%.

The Subsidiary has entered into a separate contract with the Adviser whereby the Adviser provides investment advisory and other services to the Subsidiary. In consideration of these services, the Subsidiary pays an advisory fee to the Adviser based on the annual rate of the Subsidiary’s average daily net assets as set forth in the table above.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate

19                         Invesco Macro Allocation Strategy Fund

sub-advisory agreements with Invesco Capital Management LLC, and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least February 28, 2022, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.44%, 2.19%, 1.69%, 1.19%, 1.19% and 1.19%, respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Acquired Fund Fees and Expenses are not operating expenses of a Fund directly, but are fees and expenses, including management fees, of the investment companies in which a Fund invests. As a result, the total annual fund operating expenses after expense reimbursement may exceed the expense limits above. Unless Invesco continues the fee waiver agreement, it will terminate on February 28, 2022. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. To the extent that the annualized expense ratio does not exceed the expense limit, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

Further, the Adviser has contractually agreed, through at least June 30, 2023, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended April 30, 2021, the Adviser waived advisory fees of $41,992 and reimbursed class level expenses of $1,595, $453, $82, $4,778, $0 and $0 of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2021, expenses incurred under the agreement are shown in the Consolidated Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2021, expenses incurred under the agreement are shown in the Consolidated Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2021, expenses incurred under the Plans are shown in the Consolidated Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2021, IDI advised the Fund that IDI retained $617 in front-end sales commissions from the sale of Class A shares and $219 and $6 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 – Prices are determined using quoted prices in an active market for identical assets.

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Treasury Securities	$–	$97,062,597	$–	$97,062,597
Money Market Funds	137,449,838	–	–	137,449,838
Options Purchased	1,177,520	–	–	1,177,520
Total Investments in Securities	138,627,358	97,062,597	–	235,689,955

20                         Invesco Macro Allocation Strategy Fund

	Level 1	Level 2	Level 3	Total
Other Investments - Assets*
Futures Contracts	$2,522,531	$–	$ –	$2,522,531
Swap Agreements	–	1,598,707	–	1,598,707
	2,522,531	1,598,707	–	4,121,238

Other Investments - Liabilities*
Futures Contracts	(2,585,154)	–	–	(2,585,154)
Swap Agreements	–	(1,279,919)	–	(1,279,919)
	(2,585,154)	(1,279,919)	–	(3,865,073)

Total Other Investments	(62,623)	318,788	–	256,165
Total Investments	$138,564,735	$97,381,385	$ –	$235,946,120

*	Unrealized appreciation (depreciation).

NOTE 4–Derivative Investments

The Fund may enter into an ISDA Master Agreement under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Consolidated Statement of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of April 30, 2021:

Derivative Assets	Value
	Commodity Risk	Equity Risk	Interest Rate Risk	Total
Unrealized appreciation on futures contracts – Exchange-Traded(a)	$1,184,733	$962,806	$374,992	$2,522,531
Unrealized appreciation on swap agreements – OTC	182,362	1,416,345	-	1,598,707
Options purchased, at value – OTC	-	1,177,520	-	1,177,520
Total Derivative Assets	1,367,095	3,556,671	374,992	5,298,758
Derivatives not subject to master netting agreements	(1,184,733)	(2,140,326)	(374,992)	(3,700,051)
Total Derivative Assets subject to master netting agreements	$182,362	$1,416,345	$-	$1,598,707

Derivative Liabilities	Value
	Commodity Risk	Equity Risk	Interest Rate Risk	Total
Unrealized depreciation on futures contracts – Exchange-Traded(a)	$(402,231)	$(1,866,580)	$(316,343)	$(2,585,154)
Unrealized depreciation on swap agreements – OTC	(1,252,890)	(27,029)	-	(1,279,919)
Total Derivative Liabilities	(1,655,121)	(1,893,609)	(316,343)	(3,865,073)
Derivatives not subject to master netting agreements	402,231	1,866,580	316,343	2,585,154
Total Derivative Liabilities subject to master netting agreements	$(1,252,890)	$(27,029)	$-	$(1,279,919)

(a) The daily variation margin receivable (payable) at period-end is recorded in the Consolidated Statement of Assets and Liabilities.

Offsetting Assets and Liabilities

The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of April 30, 2021.

	Financial Derivative Assets	Financial Derivative Liabilities		Collateral (Received)/Pledged
Counterparty	Swap Agreements	Swap Agreements	Net Value of Derivatives	Non-Cash	Cash	Net Amount
Barclays Bank PLC	$131,003	$(131,470)	$(467)	$-	$-	$(467)
Goldman Sachs International	1,106,261	(51,033)	1,055,228	-	-	1,055,228
J.P. Morgan Chase Bank, N.A.	427,391	(4,014)	423,377	-	-	423,377
Macquarie Bank Ltd.	-	(1,124,580)	(1,124,580)	-	860,000	(264,580)
Morgan Stanley Capital Services LLC	51,359	(6,120)	45,239	-	-	45,239
Total	$1,716,014	$(1,317,217)	$398,797	$-	$860,000	$1,258,797

21                         Invesco Macro Allocation Strategy Fund

Effect of Derivative Investments for the six months ended April 30, 2021

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Consolidated Statement of Operations
	Commodity Risk	Equity Risk	Interest Rate Risk	Total
Realized Gain (Loss):
Futures contracts	$6,850,205	$3,006,120	$(2,653,345)	$7,202,980
Options written	-	711,978	-	711,978
Swap agreements	4,049,540	1,994,252	-	6,043,792
Change in Net Unrealized Appreciation (Depreciation):
Futures contracts	3,291,950	(628,821)	269,526	2,932,655
Options purchased(a)	-	(282,892)	-	(282,892)
Options written	-	(11,910)	-	(11,910)
Swap agreements	(1,065,619)	1,389,316	-	323,697
Total	$13,126,076	$6,178,043	$(2,383,819)	$16,920,300

(a) Options purchased are included in the net realized gain (loss) from investment securities and the change in net unrealized appreciation (depreciation) on investment securities.

The table below summarizes the average notional value of derivatives held during the period.

	Futures Contracts	Options Purchased	Options Written	Swap Agreements
Average notional value	$308,216,009	$47,968,000	$25,556,500	$127,327,920
Average Contracts	–	128	362	–

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Consolidated Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP.

Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of October 31, 2020, as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$1,801,661	$1,432,485	$3,234,146

*

Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

22                         Invesco Macro Allocation Strategy Fund

NOTE 8–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2021 was $4,559,715 and $44,482,888, respectively. Cost of investments, including any derivatives, on a tax basis    includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$ 4,138,152
Aggregate unrealized (depreciation) of investments	(1,957,864)
Net unrealized appreciation of investments	$ 2,180,288

Cost of investments for tax purposes is $233,755,054.

NOTE 9–Share Information

	Summary of Share Activity
	Six months ended April 30, 2021(a)		Year ended October 31, 2020
	Shares	Amount	Shares	Amount
Sold:
Class A	62,313	$ 570,949	40,646	$ 333,600
Class C	1,668	15,004	30,721	251,039
Class R	4,840	43,799	1,307	10,681
Class Y	104,941	959,193	312,667	2,686,841
Class R6(b)	7,191,615	65,918,547	20,736,821	173,033,857

Issued as reinvestment of dividends:
Class A	-	-	28,184	247,461
Class C	-	-	19,893	173,465
Class R	-	-	915	8,030
Class Y	-	-	117,375	1,036,418
Class R6	-	-	2,426	21,377

Automatic conversion of Class C shares to Class A shares:
Class A	28,427	256,458	21,452	178,384
Class C	(28,836)	(256,458)	(21,662)	(178,384)

Reacquired:
Class A	(107,923)	(975,666)	(358,612)	(2,979,113)
Class C	(21,759)	(193,903)	(284,321)	(2,346,322)
Class R	-	-	(3,791)	(30,518)
Class Y	(706,272)	(6,280,764)	(1,033,615)	(8,466,560)
Class R6	(98,549)	(877,287)	(132,923)	(1,124,751)
Net increase in share activity	6,430,465	$59,179,872	19,477,483	$162,855,505

(a)	96% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.
(b)	On July 21, 2020 and August 5, 2020, 10,452,000 Class R6 shares valued at $86,438,040 and 10,173,395 Class R6 shares valued at $85,659,987, respectively, were sold to affiliated mutual funds.

23                         Invesco Macro Allocation Strategy Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2020 through April 30, 2021.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (11/01/20)	Ending Account Value (04/30/21)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/21)	Expenses Paid During Period[2]	Annualized Expense Ratio
Class A	$1,000.00	$1,112.30	$7.33	$1,017.85	$7.00	1.40%
Class C	1,000.00	1,108.90	11.24	1,014.13	10.74	2.15
Class R	1,000.00	1,111.40	8.64	1,016.61	8.25	1.65
Class Y	1,000.00	1,113.90	6.03	1,019.09	5.76	1.15
Class R5	1,000.00	1,113.80	5.97	1,019.14	5.71	1.14
Class R6	1,000.00	1,114.10	5.98	1,019.14	5.71	1.14

[1]

The actual ending account value is based on the actual total return of the Fund for the period November 1, 2020 through April 30, 2021, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

24                         Invesco Macro Allocation Strategy Fund

(This page intentionally left blank)

(This page intentionally left blank)

(This page intentionally left blank)

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

∎ Daily confirmations

∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each fiscal year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-05426 and 033-19338                     Invesco Distributors, Inc.                                                                                       MAS-SAR-1

Semiannual Report to Shareholders	April 30, 2021

Invesco Multi-Asset Income Fund
Nasdaq:
A: PIAFX ∎ C: PICFX ∎ R: PIRFX ∎ Y: PIYFX ∎ R5: IPNFX ∎ R6: PIFFX

2	Fund Performance
4	Liquidity Risk Management Program
5	Schedule of Investments
21	Financial Statements
24	Financial Highlights
25	Notes to Financial Statements
34	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 10/31/20 to 4/30/21, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	8.35%
Class C Shares	8.06
Class R Shares	8.21
Class Y Shares	8.59
Class R5 Shares	8.49
Class R6 Shares	8.63
Bloomberg Barclays U.S. Aggregate Bond Index▼ (Broad Market Index)	-1.52
Custom Invesco Multi-Asset Income Index∎ (Style-Specific Index)	9.99
Lipper Mixed-Asset Target Allocation Conservative Funds Index◆ (Peer Group Index)	10.84

Source(s): ▼RIMES Technologies Corp.; ∎Invesco, RIMES Technologies Corp.; ◆ Lipper Inc.

The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index considered representative of the US investment-grade, fixed-rate bond market.

    The Custom Invesco Multi-Asset Income Index comprises the following indexes: 60% of the Bloomberg Barclays U.S. Aggregate Bond Index and 40% of the MSCI World Index.

The MSCI World Index is an unmanaged index considered representative of stocks of developed countries. The index return is computed using the net return, which withholds applicable taxes for non-resident investors.

    The Lipper Mixed-Asset Target Allocation Conservative Funds Index is an unmanaged index considered representative of mixed-asset target allocation conservative funds tracked by Lipper.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

    Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2	Invesco Multi-Asset Income Fund

Average Annual Total Returns
As of 4/30/21, including maximum applicable sales charges
Class A Shares
Inception (12/14/11)	4.56%
5 Years	3.60
1 Year	10.15

Class C Shares
Inception (12/14/11)	4.51%
5 Years	4.02
1 Year	14.86

Class R Shares
Inception (12/14/11)	4.94%
5 Years	4.54
1 Year	16.42

Class Y Shares
Inception (12/14/11)	5.46%
5 Years	5.07
1 Year	17.00

Class R5 Shares
Inception (12/14/11)	5.45%
5 Years	5.03
1 Year	16.91

Class R6 Shares
Inception	5.45%
5 Years	5.09
1 Year	17.10

Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3	Invesco Multi-Asset Income Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 22-24, 2021, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2020 through December 31, 2020 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the coronavirus pandemic on the Fund and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

4	Invesco Multi-Asset Income Fund

Schedule of Investments(a)

April 30, 2021

(Unaudited)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes–36.76%
Aerospace & Defense–0.22%
Bombardier, Inc. (Canada), 6.00%, 10/15/2022(b)	$790,000	$791,185
TransDigm UK Holdings PLC, 6.88%, 05/15/2026	2,652,000	2,796,202
TransDigm, Inc., 6.25%, 03/15/2026(b)	420,000	445,200
		4,032,587

Agricultural & Farm Machinery–0.20%
Titan International, Inc., 6.50%, 11/30/2023	3,429,000	3,551,501

Airlines–0.65%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
5.50%, 04/20/2026(b)	2,255,000	2,370,569
5.75%, 04/20/2029(b)	786,000	843,181
Delta Air Lines, Inc.,
7.00%, 05/01/2025(b)	3,280,000	3,816,079
7.38%, 01/15/2026	2,180,000	2,562,321
United Airlines, Inc., 4.38%, 04/15/2026(b)	2,073,000	2,153,785
		11,745,935

Apparel Retail–0.12%
L Brands, Inc.,
6.88%, 11/01/2035	1,579,000	1,916,646
6.75%, 07/01/2036	190,000	229,359
		2,146,005

Auto Parts & Equipment–0.37%
Clarios Global L.P., 6.75%, 05/15/2025(b)	620,000	666,698
Clarios Global L.P./Clarios US Finance Co., 8.50%, 05/15/2027(b)	1,244,000	1,345,075
Dana, Inc.,
5.50%, 12/15/2024	1,302,000	1,331,002
5.38%, 11/15/2027	1,107,000	1,181,490
5.63%, 06/15/2028	245,000	264,294
NESCO Holdings II, Inc., 5.50%, 04/15/2029(b)	1,879,000	1,937,719
		6,726,278

Automobile Manufacturers–0.65%
Allison Transmission, Inc., 3.75%, 01/30/2031(b)	2,098,000	2,027,193
Ford Motor Co.,
8.50%, 04/21/2023	1,200,000	1,345,500
4.75%, 01/15/2043	1,475,000	1,489,639
Ford Motor Credit Co. LLC,
5.60%, 01/07/2022	37,000	38,118
5.13%, 06/16/2025	682,000	745,869
3.38%, 11/13/2025	811,000	831,016
5.11%, 05/03/2029	2,829,000	3,095,096

	Principal Amount	Value
Automobile Manufacturers–(continued)
J.B. Poindexter & Co., Inc., 7.13%, 04/15/2026(b)	$2,008,000	$2,125,970
		11,698,401

Automotive Retail–0.32%
Group 1 Automotive, Inc., 4.00%, 08/15/2028(b)	1,465,000	1,465,000
LCM Investments Holdings II LLC, 4.88%, 05/01/2029(b)	2,114,000	2,165,095
Penske Automotive Group, Inc., 5.50%, 05/15/2026	2,028,000	2,096,445
		5,726,540

Broadcasting–0.14%
Gray Television, Inc., 7.00%, 05/15/2027(b)	2,318,000	2,534,745

Cable & Satellite–0.68%
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.00%, 02/01/2028(b)	4,065,000	4,253,006
4.50%, 08/15/2030(b)	290,000	295,405
CSC Holdings LLC,
5.50%, 05/15/2026(b)	623,000	641,472
4.63%, 12/01/2030(b)	1,471,000	1,439,741
DISH DBS Corp., 7.75%, 07/01/2026	169,000	194,984
DISH Network Corp., Conv., 3.38%, 08/15/2026	2,055,000	2,168,025
Intelsat Jackson Holdings S.A. (Luxembourg), 8.50%, 10/15/2024(b)(c)	1,613,000	1,003,931
UPC Holding B.V. (Netherlands), 5.50%, 01/15/2028(b)	2,081,000	2,165,541
Virgin Media Secured Finance PLC (United Kingdom), 5.50%, 08/15/2026(b)	16,000	16,622
		12,178,727

Casinos & Gaming–0.85%
Codere Finance 2 (Luxembourg) S.A. (Spain), 7.13% PIK Rate, 4.50% Cash Rate, 11/01/2023(b)(d)	375,000	262,500
MGM Resorts International,
7.75%, 03/15/2022	404,000	425,394
6.00%, 03/15/2023	1,004,000	1,075,922
4.63%, 09/01/2026	2,473,000	2,607,469
Midwest Gaming Borrower LLC, 4.88%, 05/01/2029(b)	2,485,000	2,487,336
Mohegan Gaming & Entertainment, 8.00%, 02/01/2026(b)	3,155,000	3,206,426
Scientific Games International, Inc.,
8.63%, 07/01/2025(b)	626,000	685,448
8.25%, 03/15/2026(b)	1,298,000	1,400,217
7.00%, 05/15/2028(b)	918,000	989,274

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Invesco Multi-Asset Income Fund

	Principal Amount	Value
Casinos & Gaming–(continued)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.13%, 10/01/2029(b)	$2,030,000	$2,100,979
		15,240,965

Coal & Consumable Fuels–0.23%
SunCoke Energy Partners L.P./SunCoke Energy Partners Finance Corp., 7.50%, 06/15/2025(b)	3,884,000	4,052,546

Construction & Engineering–0.13%
New Enterprise Stone & Lime Co., Inc.,
6.25%, 03/15/2026(b)	1,128,000	1,163,955
9.75%, 07/15/2028(b)	990,000	1,108,800
		2,272,755

Consumer Finance–0.74%
Navient Corp.,
7.25%, 01/25/2022	630,000	654,413
7.25%, 09/25/2023	2,349,000	2,557,474
5.00%, 03/15/2027	750,000	756,562
5.63%, 08/01/2033	3,100,000	2,906,637
OneMain Finance Corp.,
5.38%, 11/15/2029	2,219,000	2,397,641
4.00%, 09/15/2030	4,262,000	4,128,812
		13,401,539

Copper–0.17%
First Quantum Minerals Ltd. (Zambia), 7.50%, 04/01/2025(b)	2,993,000	3,110,849

Data Processing & Outsourced Services–0.19%
Cardtronics, Inc./Cardtronics USA, Inc., 5.50%, 05/01/2025(b)	3,264,000	3,361,920

Department Stores–0.47%
Macy’s, Inc., 8.38%, 06/15/2025(b)	7,619,000	8,420,289

Distributors–0.20%
Core & Main Holdings L.P., 9.38% PIK Rate, 8.63% Cash Rate, 09/15/2024(b)(d)	3,499,000	3,575,173

Diversified Banks–0.83%
Banco Nacional de Desenvolvimento Economico e Social (Brazil), 5.75%, 09/26/2023(b)	1,637,000	1,821,416
Banque Centrale de Tunisie International Bond (Tunisia), 5.75%, 01/30/2025(b)	1,441,000	1,355,748
Credit Agricole S.A. (France), 8.13%(b)(e)(f)	1,939,000	2,355,148
Development Bank of Kazakhstan JSC (Kazakhstan), 4.13%, 12/10/2022(b)	1,250,000	1,303,410
Export-Import Bank of India (India), 3.88%, 02/01/2028(b)	1,961,000	2,094,220
Natwest Group PLC (United Kingdom), 6.00%(e)(f)	2,415,000	2,677,511

	Principal Amount	Value
Diversified Banks–(continued)
Vnesheconombank Via VEB Finance PLC (Russia),
5.94%, 11/21/2023(b)	$1,450,000	$1,589,964
6.80%, 11/22/2025(b)	1,418,000	1,669,695
		14,867,112

Diversified Capital Markets–0.12%
Credit Suisse Group AG (Switzerland), 7.50%(b)(e)(f)	2,045,000	2,192,854

Diversified Chemicals–0.13%
Trinseo Materials Operating S.C.A./Trinseo Materials Finance, Inc., 5.13%, 04/01/2029(b)	2,362,000	2,402,378

Diversified Metals & Mining–0.33%
Corp. Nacional del Cobre de Chile (Chile),
5.63%, 09/21/2035(b)	1,450,000	1,891,558
6.15%, 10/24/2036(b)	1,390,000	1,878,273
5.63%, 10/18/2043(b)	95,000	122,899
4.88%, 11/04/2044(b)	105,000	124,774
4.50%, 08/01/2047(b)	1,740,000	1,975,621
		5,993,125

Diversified REITs–0.19%
Colony Capital, Inc., Conv., 5.00%, 04/15/2023	1,253,000	1,288,546
iStar, Inc., 4.75%, 10/01/2024	2,119,000	2,213,317
		3,501,863

Electric Utilities–0.38%
NextEra Energy Capital Holdings, Inc., Series K, Investment Units, 5.25%, 06/01/2076	59,354	1,503,437
Talen Energy Supply LLC, 7.63%, 06/01/2028(b)	3,009,000	3,124,621
Vistra Operations Co. LLC,
5.63%, 02/15/2027(b)	750,000	780,937
5.00%, 07/31/2027(b)	1,321,000	1,370,247
		6,779,242

Electrical Components & Equipment–0.24%
EnerSys, 5.00%, 04/30/2023(b)	2,194,000	2,302,329
Sensata Technologies B.V., 4.88%, 10/15/2023(b)	1,798,000	1,933,299
		4,235,628

Environmental & Facilities Services–0.18%
Waste Pro USA, Inc., 5.50%, 02/15/2026(b)	3,097,000	3,167,937

Food Distributors–0.11%
Prosperous Ray Ltd. (China), 4.63%, 11/12/2023(b)	1,750,000	1,892,381

Food Retail–0.39%
PetSmart, Inc./PetSmart Finance Corp., 7.75%, 02/15/2029(b)	810,000	878,737
SEG Holding LLC/SEG Finance Corp., 5.63%, 10/15/2028(b)	2,893,000	3,048,499

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Invesco Multi-Asset Income Fund

	Principal Amount	Value
Food Retail–(continued)
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc., 4.63%, 03/01/2029(b)	$3,010,000	$3,036,969
		6,964,205

Health Care Facilities–0.41%
Acadia Healthcare Co., Inc., 5.00%, 04/15/2029(b)	2,211,000	2,291,923
Encompass Health Corp., 4.75%, 02/01/2030	2,095,000	2,202,369
HCA, Inc.,
5.88%, 02/15/2026	1,322,000	1,520,300
5.38%, 09/01/2026	1,261,000	1,433,265
		7,447,857

Health Care REITs–0.10%
Diversified Healthcare Trust, 4.38%, 03/01/2031	1,933,000	1,871,879

Health Care Services–1.17%
Akumin, Inc., 7.00%, 11/01/2025(b)	4,888,000	5,109,060
Community Health Systems, Inc.,
6.63%, 02/15/2025(b)	1,704,000	1,799,543
8.00%, 03/15/2026(b)	1,866,000	2,012,948
8.00%, 12/15/2027(b)	765,000	842,934
DaVita, Inc.,
4.63%, 06/01/2030(b)	1,083,000	1,097,891
3.75%, 02/15/2031(b)	4,180,000	3,976,246
Global Medical Response, Inc., 6.50%, 10/01/2025(b)	925,000	948,125
Hadrian Merger Sub, Inc., 8.50%, 05/01/2026(b)	3,021,000	3,145,042
MEDNAX, Inc., 6.25%, 01/15/2027(b)	2,022,000	2,145,848
		21,077,637

Homebuilding–0.40%
Ashton Woods USA LLC/Ashton Woods Finance Co., 9.88%, 04/01/2027(b)	3,560,000	4,057,724
Taylor Morrison Communities, Inc., 6.63%, 07/15/2027(b)	2,372,000	2,570,655
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., 5.88%, 04/15/2023(b)	600,000	646,437
		7,274,816

Hotels, Resorts & Cruise Lines–0.13%
Carnival Corp., 10.50%, 02/01/2026(b)	1,996,000	2,355,180

Household Products–0.25%
Energizer Holdings, Inc., 4.38%, 03/31/2029(b)	2,126,000	2,112,840
Prestige Brands, Inc., 3.75%, 04/01/2031(b)	2,496,000	2,399,193
		4,512,033

	Principal Amount	Value
Independent Power Producers & Energy Traders–0.41%
Calpine Corp.,
5.13%, 03/15/2028(b)	$608,000	$618,704
3.75%, 03/01/2031(b)	2,521,000	2,413,051
Clearway Energy Operating LLC,
4.75%, 03/15/2028(b)	2,443,000	2,563,696
3.75%, 02/15/2031(b)	1,814,000	1,790,309
		7,385,760

Industrial Machinery–0.25%
Cleaver-Brooks, Inc., 7.88%, 03/01/2023(b)(g)	1,467,000	1,461,653
EnPro Industries, Inc., 5.75%, 10/15/2026	2,826,000	2,998,555
		4,460,208

Integrated Oil & Gas–1.31%
KazMunayGas National Co. JSC (Kazakhstan), 6.38%, 10/24/2048(b)	1,000,000	1,288,588
Occidental Petroleum Corp.,
2.90%, 08/15/2024	952,000	950,810
8.50%, 07/15/2027	750,000	913,594
6.38%, 09/01/2028	1,193,000	1,337,699
6.13%, 01/01/2031	2,477,000	2,758,759
6.45%, 09/15/2036	249,000	283,242
4.10%, 02/15/2047	2,302,000	1,919,454
Petroleos Mexicanos (Mexico),
6.84%, 01/23/2030	3,100,000	3,189,125
6.63%, 06/15/2035	3,555,000	3,440,795
7.69%, 01/23/2050	4,600,000	4,435,550
Saudi Arabian Oil Co. (Saudi Arabia), 4.25%, 04/16/2039(b)	2,812,000	3,069,215
		23,586,831

Integrated Telecommunication Services–0.56%
Altice France S.A. (France),
7.38%, 05/01/2026(b)	2,220,000	2,304,471
8.13%, 02/01/2027(b)	945,000	1,037,138
5.13%, 07/15/2029(b)	1,193,000	1,195,983
Embarq Corp., 8.00%, 06/01/2036	2,050,000	2,390,187
Level 3 Financing, Inc., 3.75%, 07/15/2029(b)	3,170,000	3,094,712
		10,022,491

Interactive Media & Services–0.24%
Entercom Media Corp., 6.75%, 03/31/2029(b)	2,052,000	2,120,332
Scripps Escrow II, Inc., 3.88%, 01/15/2029(b)	2,253,000	2,242,129
		4,362,461

Internet & Direct Marketing Retail–0.12%
QVC, Inc., 5.45%, 08/15/2034	2,181,000	2,247,597

Investment Banking & Brokerage–0.32%
MDGH - GMTN B.V. (United Arab Emirates),
4.50%, 11/07/2028(b)	1,180,000	1,370,275
3.75%, 04/19/2029(b)	1,740,000	1,923,744

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco Multi-Asset Income Fund

	Principal Amount	Value
Investment Banking & Brokerage–(continued)
NFP Corp., 6.88%, 08/15/2028(b)	$2,265,000	$2,379,926
		5,673,945

IT Consulting & Other Services–0.12%
Gartner, Inc., 4.50%, 07/01/2028(b)	2,120,000	2,231,342

Managed Health Care–0.36%
Centene Corp.,
5.38%, 08/15/2026(b)	645,000	677,411
4.63%, 12/15/2029	839,000	909,346
3.00%, 10/15/2030	1,434,000	1,425,038
2.50%, 03/01/2031	3,623,000	3,469,022
		6,480,817

Marine Ports & Services–0.19%
DP World PLC (United Arab Emirates), 6.85%, 07/02/2037(b)	2,590,000	3,451,175

Metal & Glass Containers–0.25%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 3.25%, 09/01/2028(b)	2,200,000	2,172,500
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 5.25%, 04/30/2025(b)	2,200,000	2,312,079
		4,484,579

Movies & Entertainment–0.33%
Cinemark USA, Inc., 5.88%, 03/15/2026(b)	2,140,000	2,220,250
Netflix, Inc.,
5.88%, 11/15/2028	2,754,000	3,354,372
5.38%, 11/15/2029(b)	270,000	320,962
		5,895,584

Multi-Utilities–0.28%
Dominion Energy, Inc., Series A, Investment Units, 5.25%, 07/30/2076	83,304	2,108,424
DTE Energy Co.,
Series B, Investment Units, 5.38%, 06/01/2076	33,820	855,646
Series F, Investment Units, 6.00%, 12/15/2076	32,432	849,070
Series E, Investment Units, 5.25%, 12/01/2077	46,261	1,209,725
		5,022,865

Oil & Gas Drilling–0.52%
Nabors Industries, Inc., 5.75%, 02/01/2025	2,721,000	2,255,029
NGL Energy Operating LLC/NGL Energy Finance Corp., 7.50%, 02/01/2026(b)	1,705,000	1,788,119
Precision Drilling Corp. (Canada),
7.75%, 12/15/2023	144,000	145,170
5.25%, 11/15/2024(g)	1,351,000	1,301,182
Rockies Express Pipeline LLC,
4.80%, 05/15/2030(b)	2,000,000	1,972,500
6.88%, 04/15/2040(b)	1,577,000	1,697,246

	Principal Amount	Value
Oil & Gas Drilling–(continued)
Valaris PLC (Saudi Arabia), 7.75%, 02/01/2026(c)	$2,387,000	$244,667
		9,403,913

Oil & Gas Equipment & Services–0.48%
Bristow Group, Inc., 6.88%, 03/01/2028(b)	2,310,000	2,344,696
Oil and Gas Holding Co. BSCC (The) (Bahrain), 7.50%, 10/25/2027(b)	1,000,000	1,125,315
TechnipFMC PLC (United Kingdom), 6.50%, 02/01/2026(b)	2,360,000	2,520,154
USA Compression Partners L.P./USA Compression Finance Corp., 6.88%, 09/01/2027	2,500,000	2,633,762
		8,623,927

Oil & Gas Exploration & Production–1.52%
Aethon United BR L.P./Aethon United Finance Corp., 8.25%, 02/15/2026(b)	5,336,000	5,679,505
Ascent Resources Utica Holdings LLC/ ARU Finance Corp.,
9.00%, 11/01/2027(b)	898,000	1,169,645
8.25%, 12/31/2028(b)	291,000	312,939
CNX Resources Corp., 7.25%, 03/14/2027(b)	2,206,000	2,385,723
Genesis Energy L.P./Genesis Energy Finance Corp.,
5.63%, 06/15/2024	12,000	12,022
6.25%, 05/15/2026	812,000	796,673
8.00%, 01/15/2027	837,000	863,361
7.75%, 02/01/2028	1,691,000	1,710,125
Hilcorp Energy I L.P./Hilcorp Finance Co.,
6.25%, 11/01/2028(b)	1,164,000	1,210,380
5.75%, 02/01/2029(b)	721,000	735,315
Northern Oil and Gas, Inc., 8.13%, 03/01/2028(b)	3,319,000	3,415,400
Ovintiv Exploration, Inc., 5.63%, 07/01/2024	1,285,000	1,434,142
Range Resources Corp., 8.25%, 01/15/2029(b)	1,889,000	2,051,709
SM Energy Co.,
5.00%, 01/15/2024	1,000,000	959,435
10.00%, 01/15/2025(b)	613,000	698,054
6.75%, 09/15/2026	725,000	702,344
6.63%, 01/15/2027(g)	1,796,000	1,737,648
Southwestern Energy Co., 4.10%, 03/15/2022	1,440,000	1,455,862
		27,330,282

Oil & Gas Refining & Marketing–0.50%
Calumet Specialty Products Partners L.P./Calumet Finance Corp.,
7.63%, 01/15/2022	925,000	929,408
9.25%, 07/15/2024(b)	1,703,000	1,881,815
New Fortress Energy, Inc., 6.50%, 09/30/2026(b)	3,614,000	3,692,695

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco Multi-Asset Income Fund

	Principal Amount	Value
Oil & Gas Refining & Marketing–(continued)
Petroliam Nasional Bhd. (Malaysia), 7.63%, 10/15/2026(b)	$1,920,000	$2,520,964
		9,024,882

Oil & Gas Storage & Transportation–0.86%
Abu Dhabi Crude Oil Pipeline LLC (United Arab Emirates), 4.60%, 11/02/2047(b)	1,587,000	1,824,844
Antero Midstream Partners L.P./Antero Midstream Finance Corp.,
5.38%, 09/15/2024	220,000	223,987
5.75%, 03/01/2027(b)	155,000	156,938
5.75%, 01/15/2028(b)	2,174,000	2,218,089
Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.63%, 12/15/2025(b)	1,850,000	2,002,162
Holly Energy Partners L.P./Holly Energy Finance Corp., 5.00%, 02/01/2028(b)	2,339,000	2,419,403
NGL Energy Partners L.P./NGL Energy Finance Corp., 7.50%, 04/15/2026	1,420,000	1,269,551
Oasis Midstream Partners L.P./OMP Finance Corp., 8.00%, 04/01/2029(b)	1,989,000	2,038,148
Southern Gas Corridor CJSC (Azerbaijan), 6.88%, 03/24/2026(b)	2,800,000	3,368,764
		15,521,886

Packaged Foods & Meats–0.61%
Kraft Heinz Foods Co. (The),
6.88%, 01/26/2039	1,581,000	2,173,518
5.00%, 06/04/2042	1,744,000	2,017,260
4.88%, 10/01/2049	1,065,000	1,224,438
5.50%, 06/01/2050	2,393,000	2,979,079
Post Holdings, Inc.,
5.63%, 01/15/2028(b)	1,905,000	2,009,775
4.63%, 04/15/2030(b)	654,000	661,358
		11,065,428

Paper Products–0.06%
Schweitzer-Mauduit International, Inc., 6.88%, 10/01/2026(b)	1,017,000	1,079,098

Pharmaceuticals–0.36%
Bausch Health Cos., Inc.,
6.13%, 04/15/2025(b)	913,000	933,342
9.00%, 12/15/2025(b)	1,632,000	1,773,086
5.75%, 08/15/2027(b)	135,000	145,093
6.25%, 02/15/2029(b)	1,522,000	1,611,440
Endo DAC/Endo Finance LLC/Endo Finco, Inc.,
9.50%, 07/31/2027(b)	849,000	901,001
6.00%, 06/30/2028(b)	10,000	7,614
Par Pharmaceutical, Inc., 7.50%, 04/01/2027(b)	1,063,000	1,120,136
		6,491,712

Publishing–0.23%
Meredith Corp., 6.88%, 02/01/2026	4,084,000	4,196,310

	Principal Amount	Value
Railroads–0.23%
Empresa de Transporte de Pasajeros Metro S.A. (Chile), 4.70%, 05/07/2050(b)	$1,550,000	$1,767,225
Kenan Advantage Group, Inc. (The), 7.88%, 07/31/2023(b)	2,357,000	2,362,892
		4,130,117

Research & Consulting Services–0.08%
Dun & Bradstreet Corp. (The),
6.88%, 08/15/2026(b)	693,000	738,478
10.25%, 02/15/2027(b)	583,000	647,751
		1,386,229

Restaurants–0.04%
IRB Holding Corp.,
7.00%, 06/15/2025(b)	429,000	462,226
6.75%, 02/15/2026(b)	283,000	293,542
		755,768

Retail REITs–0.12%
NMG Holding Co., Inc./Neiman Marcus Group LLC, 7.13%, 04/01/2026(b)	2,086,000	2,136,356

Security & Alarm Services–0.14%
Brink’s Co. (The),
5.50%, 07/15/2025(b)	245,000	258,934
4.63%, 10/15/2027(b)	2,167,000	2,263,161
		2,522,095

Sovereign Debt–12.76%
Abu Dhabi Government International Bond (United Arab Emirates), 3.13%, 09/30/2049(b)	1,090,000	1,063,402
Angolan Government International Bond (Angola),
9.50%, 11/12/2025(b)	1,044,000	1,148,285
9.13%, 11/26/2049(b)	1,140,000	1,156,342
Argentine Republic Government International Bond (Argentina), 0.50%, 07/09/2030(h)	6,951,645	2,530,399
Bahrain Government International Bond (Bahrain),
6.13%, 07/05/2022(b)	2,800,000	2,946,720
7.00%, 01/26/2026(b)	1,000,000	1,153,604
Bolivian Government International Bond (Bolivia), 4.50%, 03/20/2028(b)	699,000	629,450
Brazilian Government International Bond (Brazil),
4.25%, 01/07/2025	4,600,000	4,969,725
5.63%, 01/07/2041	910,000	979,742
Chile Government International Bond (Chile), 3.24%, 02/06/2028	200,000	217,469
Colombia Government International Bond (Colombia),
3.88%, 04/25/2027	4,750,000	5,090,100
4.50%, 03/15/2029	1,640,000	1,791,388
7.38%, 09/18/2037	3,500,000	4,660,740
6.13%, 01/18/2041	1,950,000	2,343,880

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco Multi-Asset Income Fund

	Principal Amount	Value
Sovereign Debt–(continued)
Costa Rica Government International Bond (Costa Rica),
5.63%, 04/30/2043(b)	$1,300,000	$1,215,500
7.16%, 03/12/2045(b)	800,000	830,000
Croatia Government International Bond (Croatia),
5.50%, 04/04/2023(b)	1,515,000	1,658,724
6.00%, 01/26/2024(b)	1,000,000	1,144,030
Dominican Republic International Bond (Dominican Republic),
5.95%, 01/25/2027(b)	2,228,000	2,534,350
7.45%, 04/30/2044(b)	2,935,000	3,551,350
6.85%, 01/27/2045(b)	2,902,000	3,308,280
6.40%, 06/05/2049(b)	935,000	1,022,189
Ecuador Government International Bond (Ecuador), 5.00%, 07/31/2030(b)(h)	3,135,000	2,633,400
Egypt Government International Bond (Egypt),
7.60%, 03/01/2029(b)	200,000	217,508
8.50%, 01/31/2047(b)	2,896,000	2,996,856
7.90%, 02/21/2048(b)	1,200,000	1,183,260
8.70%, 03/01/2049(b)	2,110,000	2,205,049
El Salvador Government International Bond (El Salvador),
7.65%, 06/15/2035(b)	1,110,000	1,167,054
7.12%, 01/20/2050(b)	1,120,000	1,075,200
Ghana Government International Bond (Ghana),
7.63%, 05/16/2029(b)	818,000	834,180
8.13%, 03/26/2032(b)	2,590,000	2,619,409
8.95%, 03/26/2051(b)	738,000	734,107
Hazine Mustesarligi Varlik Kiralama A.S. (Turkey), 5.00%, 04/06/2023(b)	320,000	325,228
Hungary Government International Bond (Hungary), 5.38%, 03/25/2024	1,210,000	1,374,100
Indonesia Government International Bond (Indonesia),
8.50%, 10/12/2035(b)	5,230,000	8,262,289
6.63%, 02/17/2037(b)	1,100,000	1,482,384
7.75%, 01/17/2038(b)	830,000	1,235,005
6.75%, 01/15/2044(b)	3,030,000	4,369,407
5.95%, 01/08/2046(b)	420,000	561,697
Ivory Coast Government International Bond (Ivory Coast), 6.38%, 03/03/2028(b)	650,000	721,267
Jamaica Government International Bond (Jamaica), 6.75%, 04/28/2028	1,600,000	1,901,280
Jordan Government International Bond (Jordan),
6.13%, 01/29/2026(b)	1,000,000	1,084,500
5.75%, 01/31/2027(b)	1,200,000	1,277,340
Kazakhstan Government International Bond (Kazakhstan),
3.88%, 10/14/2024(b)	1,650,000	1,812,772
6.50%, 07/21/2045(b)	700,000	1,013,705

	Principal Amount	Value
Sovereign Debt–(continued)
Kenya Government International Bond (Kenya),
6.88%, 06/24/2024(b)	$1,100,000	$1,222,551
7.25%, 02/28/2028(b)	1,100,000	1,196,205
Kuwait International Government Bond (Kuwait), 3.50%, 03/20/2027(b)	3,090,000	3,426,671
Malaysia Sukuk Global Bhd. (Malaysia), 3.18%, 04/27/2026(b)	250,000	273,668
Mexico Government International Bond (Mexico),
4.15%, 03/28/2027	2,500,000	2,804,687
5.55%, 01/21/2045	500,000	584,045
4.60%, 01/23/2046	1,050,000	1,087,511
5.75%, 10/12/2110	420,000	479,798
Series A, 6.05%, 01/11/2040	3,682,000	4,509,401
Mongolia Government International Bond (Mongolia), 8.75%, 03/09/2024(b)	1,716,000	1,985,411
Nigeria Government International Bond (Nigeria), 8.75%, 01/21/2031(b)	2,550,000	2,911,437
Oman Government International Bond (Oman),
4.75%, 06/15/2026(b)	3,310,000	3,444,469
5.63%, 01/17/2028(b)	3,725,000	3,925,983
6.75%, 01/17/2048(b)	2,054,000	2,054,513
Pakistan Government International Bond (Pakistan), 8.25%, 04/15/2024(b)	1,640,000	1,807,190
Panama Government International Bond (Panama),
4.00%, 09/22/2024	3,725,000	4,062,932
7.13%, 01/29/2026	1,110,000	1,381,184
3.88%, 03/17/2028	1,000,000	1,102,345
Paraguay Government International Bond (Paraguay), 5.00%, 04/15/2026(b)	1,000,000	1,127,500
Perusahaan Penerbit SBSN Indonesia III (Indonesia),
4.33%, 05/28/2025(b)	300,000	335,358
4.15%, 03/29/2027(b)	2,600,000	2,899,754
Peruvian Government International Bond (Peru),
7.35%, 07/21/2025	600,000	737,937
2.84%, 06/20/2030	1,170,000	1,187,959
8.75%, 11/21/2033	721,000	1,116,425
6.55%, 03/14/2037	1,084,000	1,458,311
Philippine Government International Bond (Philippines),
4.20%, 01/21/2024	100,000	109,962
10.63%, 03/16/2025	2,144,000	2,938,084
9.50%, 02/02/2030	80,000	125,706
6.38%, 10/23/2034	850,000	1,188,615
3.95%, 01/20/2040	900,000	985,805
Qatar Government International Bond (Qatar),
4.00%, 03/14/2029(b)	1,200,000	1,365,600
5.75%, 01/20/2042(b)	2,330,000	3,176,489
5.10%, 04/23/2048(b)	4,660,000	5,919,934
4.82%, 03/14/2049(b)	2,100,000	2,584,222

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco Multi-Asset Income Fund

	Principal Amount	Value
Sovereign Debt–(continued)
RAK Capital (United Arab Emirates), 3.09%, 03/31/2025(b)	$743,000	$789,889
Republic of Poland Government International Bond (Poland), 3.00%, 03/17/2023	599,000	628,419
Republic of South Africa Government International Bond (South Africa),
5.88%, 06/22/2030	3,200,000	3,538,080
5.75%, 09/30/2049	5,853,000	5,655,608
Romanian Government International Bond (Romania),
4.38%, 08/22/2023(b)	833,000	903,818
6.13%, 01/22/2044(b)	2,000,000	2,610,724
Russian Foreign Bond - Eurobond (Russia), 4.75%, 05/27/2026(b)	3,200,000	3,617,082
4.25%, 06/23/2027(b)	2,800,000	3,105,914
12.75%, 06/24/2028(b)	3,060,000	5,102,587
5.63%, 04/04/2042(b)	1,600,000	2,020,448
Saudi Government International Bond (Saudi Arabia),
3.25%, 10/26/2026(b)	500,000	538,424
3.63%, 03/04/2028(b)	3,100,000	3,400,898
4.38%, 04/16/2029(b)	538,000	616,289
4.50%, 10/26/2046(b)	1,000,000	1,118,730
4.63%, 10/04/2047(b)	4,640,000	5,300,574
5.00%, 04/17/2049(b)	1,548,000	1,872,631
5.25%, 01/16/2050(b)	2,680,000	3,348,014
Slovakia Government International Bond (Slovakia), 4.38%, 05/21/2022(b)	1,658,000	1,726,965
Sri Lanka Government International Bond (Sri Lanka),
6.83%, 07/18/2026(b)	903,000	601,915
6.20%, 05/11/2027(b)	923,000	610,103
6.75%, 04/18/2028(b)	1,012,000	668,173
7.85%, 03/14/2029(b)	1,041,000	689,392
Trinidad & Tobago Government International Bond (Trinidad), 4.50%, 08/04/2026(b)	1,730,000	1,849,889
Turkey Government International Bond (Turkey),
7.38%, 02/05/2025	527,000	560,905
4.88%, 10/09/2026	326,000	312,553
6.00%, 03/25/2027	1,890,000	1,886,768
7.63%, 04/26/2029	2,430,000	2,590,258
11.88%, 01/15/2030	1,920,000	2,591,848
8.00%, 02/14/2034	1,580,000	1,728,469
6.88%, 03/17/2036	1,218,000	1,196,575
7.25%, 03/05/2038	1,170,000	1,191,239
Ukraine Government International Bond (Ukraine),
7.75%, 09/01/2022(b)	657,000	688,181
7.75%, 09/01/2023(b)	650,000	692,961
7.75%, 09/01/2024(b)	650,000	699,168
7.75%, 09/01/2026(b)	4,450,000	4,806,756
7.75%, 09/01/2027(b)	1,090,000	1,171,815
9.75%, 11/01/2028(b)	900,000	1,043,858

	Principal Amount	Value
Sovereign Debt–(continued)
Uruguay Government International Bond (Uruguay),
4.50%, 08/14/2024	$2,215,922	$2,407,145
7.88%, 01/15/2033	1,430,000	2,154,023
Vietnam Government International Bond (Vietnam), 4.80%, 11/19/2024(b)	1,000,000	1,118,750
		229,706,166

Specialized Consumer Services–0.21%
Carriage Services, Inc., 4.25%, 05/15/2029(b)	2,125,000	2,117,031
Terminix Co. LLC (The), 7.45%, 08/15/2027	1,473,000	1,728,654
		3,845,685

Specialized REITs–0.31%
Rayonier A.M. Products, Inc.,
5.50%, 06/01/2024(b)	1,442,000	1,409,555
7.63%, 01/15/2026(b)	1,778,000	1,893,348
SBA Communications Corp., 3.88%, 02/15/2027	2,150,000	2,202,406
		5,505,309

Specialty Chemicals–0.08%
GCP Applied Technologies, Inc., 5.50%, 04/15/2026(b)	1,444,000	1,488,851

Steel–0.31%
Cleveland Cliffs, Inc.,
9.88%, 10/17/2025(b)	987,000	1,159,725
5.88%, 06/01/2027	1,436,000	1,507,800
6.25%, 10/01/2040	594,000	602,313
Commercial Metals Co., 3.88%, 02/15/2031	2,261,000	2,264,098
		5,533,936

Systems Software–0.58%
Boxer Parent Co., Inc., 9.13%, 03/01/2026(b)	2,889,000	3,056,259
Camelot Finance S.A., 4.50%, 11/01/2026(b)	5,057,000	5,240,316
Crowdstrike Holdings, Inc., 3.00%, 02/15/2029	2,173,000	2,156,268
		10,452,843

Textiles–0.14%
Eagle Intermediate Global Holding B.V./Ruyi US Finance LLC (China), 7.50%, 05/01/2025(b)	2,783,000	2,539,488

Thrifts & Mortgage Finance–0.09%
NMI Holdings, Inc., 7.38%, 06/01/2025(b)	1,362,000	1,568,268

Trading Companies & Distributors–0.10%
AerCap Global Aviation Trust (Ireland), 6.50%, 06/15/2045(b)(e)	1,615,000	1,721,994
Total U.S. Dollar Denominated Bonds & Notes (Cost $648,302,168)		661,649,080

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Invesco Multi-Asset Income Fund

	Shares	Value
Preferred Stocks–21.14%
Alternative Carriers–0.24%
Qwest Corp., 6.50%, Pfd.	101,788	$2,597,630
Qwest Corp., 6.75%, Pfd.	68,726	1,797,185
		4,394,815

Asset Management & Custody Banks–0.74%
Affiliated Managers Group, Inc., 5.88%, Pfd.	31,239	861,572
Affiliated Managers Group, Inc., 4.75%, Pfd.	28,636	733,941
Apollo Global Management, Inc., 6.38%, Series A, Pfd.	28,636	745,681
Apollo Global Management, Inc., 6.38%, Series B, Pfd.	31,239	838,455
Ares Management Corp., 7.00%, Series A, Pfd.	32,280	819,912
Brightsphere Investment Group, Inc., 5.13%, Pfd.	13,515	341,659
KKR & Co., Inc., 6.75%, Series A, Pfd.	37,302	955,304
KKR & Co., Inc., 6.50%, Series B, Pfd.	16,759	430,371
Legg Mason, Inc., 5.45%, Pfd.	63,237	1,608,117
Northern Trust Corp., 4.70%, Series E, Pfd.	41,652	1,129,186
Oaktree Capital Group LLC, 6.63%, Series A, Pfd.	18,743	502,312
Oaktree Capital Group LLC, 6.55%, Series B, Pfd.	24,471	658,270
State Street Corp., 5.35%, Series G, Pfd.(e)(g)	52,065	1,521,339
State Street Corp., 5.90%, Series D, Pfd.(e)	78,098	2,205,488
		13,351,607

Automobile Manufacturers–0.24%
Ford Motor Co., 6.20%, Pfd.	78,098	2,075,845
Ford Motor Co., 6.00%, Pfd.	83,304	2,199,225
		4,275,070

Consumer Finance–0.75%
Capital One Financial Corp., 5.20%, Series G, Pfd.	62,478	1,595,688
Capital One Financial Corp., 6.00%, Series H, Pfd.	52,065	1,344,839
Capital One Financial Corp., 5.00%, Series I, Pfd.	156,196	4,061,096
Capital One Financial Corp., 4.80%, Series J, Pfd.	130,163	3,312,648
Capital One Financial Corp., 4.63%, Series K, Pfd.	13,016	333,861
Navient Corp., 6.00%, Pfd.	31,239	753,797
Synchrony Financial, 5.63%, Series A, Pfd.	78,098	2,063,349
		13,465,278

Department Stores–0.03%
Dillard’s Capital Trust I, 7.50%, Pfd.	20,826	535,020

Diversified Banks–4.66%
Bank of America Corp., 6.00%, Series GG, Pfd.	162,475	4,472,937
Bank of America Corp., 5.88%, Series HH, Pfd.	108,350	2,966,623

	Shares	Value
Diversified Banks–(continued)
Bank of America Corp., 5.38%, Series KK, Pfd.	167,053	$4,632,380
Bank of America Corp., 5.00%, Series LL, Pfd.	158,200	4,312,532
Bank of America Corp., 4.38%, Series NN, Pfd.(g)	135,000	3,427,650
Bank of America Corp., 4.13%, Series PP, Pfd.(g)	91,500	2,313,120
Citigroup, Inc., 7.13%, Series J, Pfd.(e)	98,924	2,789,657
Citigroup, Inc., 6.88%, Series K, Pfd.(e)	155,675	4,428,954
JPMorgan Chase & Co., 6.10%, Series AA, Pfd.	148,695	3,761,983
JPMorgan Chase & Co., 6.15%, Series BB, Pfd.	119,841	3,034,374
JPMorgan Chase & Co., 5.75%, Series DD, Pfd.	177,332	4,819,884
JPMorgan Chase & Co., 6.00%, Series EE, Pfd.	193,130	5,328,457
JPMorgan Chase & Co., 4.75%, Series GG, Pfd.	93,810	2,459,698
JPMorgan Chase & Co., 4.55%, Series JJ, Pfd.	155,065	4,031,690
U.S. Bancorp, 5.50%, Series K, Pfd.	60,394	1,684,388
U.S. Bancorp, 3.75%, Series L, Pfd.	52,065	1,258,932
U.S. Bancorp, 4.00%, Series M, Pfd.	77,186	1,925,019
Wells Fargo & Co., 5.50%, Series X, Pfd.	154,223	3,975,869
Wells Fargo & Co., 5.63%, Series Y, Pfd.	84,537	2,230,931
Wells Fargo & Co., 5.20%, Pfd.(g)	39,907	1,030,399
Wells Fargo & Co., 5.13%, Series O, Pfd.	74,112	1,920,983
Wells Fargo & Co., 5.85%, Series Q, Pfd.(e)	179,634	4,844,729
Wells Fargo & Co., 6.63%, Series R, Pfd.(e)	92,748	2,688,764
Wells Fargo & Co., 4.75%, Series Z, Pfd.	150,464	3,871,439
Wells Fargo & Co., 4.70%, Series AA, Pfd.	125,000	3,187,500
Wells Fargo & Co., 4.38%, Series CC, Pfd.	102,000	2,552,040
		83,950,932

Diversified Chemicals–0.03%
EI du Pont de Nemours and Co., 4.50%, Series B, Pfd.	4,522	497,917

Diversified REITs–0.27%
Global Net Lease, Inc., 7.25%, Series A, Pfd.	18,000	481,140
iStar, Inc., 8.00%, Series D, Pfd.	10,812	278,625
iStar, Inc., 7.50%, Series I, Pfd.	13,515	351,390
PS Business Parks, Inc., 5.20%, Series W, Pfd.	20,516	528,903
PS Business Parks, Inc., 5.25%, Series X, Pfd.	23,950	639,465
PS Business Parks, Inc., 5.20%, Series Y, Pfd.	20,826	552,930
PS Business Parks, Inc., 4.88%, Series Z, Pfd.	33,842	914,072
VEREIT, Inc., 6.70%, Series F, Pfd.	44,392	1,127,113
		4,873,638

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12	Invesco Multi-Asset Income Fund

	Shares	Value
Electric Utilities–1.44%
Alabama Power Co., 5.00%, Series A, Pfd.	26,033	$691,957
Duke Energy Corp., 5.13%, Pfd.	52,065	1,353,169
Duke Energy Corp., 5.63%, Pfd.	52,065	1,401,069
Duke Energy Corp., 5.75%, Series A, Pfd.	104,130	2,914,599
Entergy Arkansas LLC, 4.88%, Pfd.	42,693	1,087,818
Entergy Louisiana LLC, 4.88%, Pfd.	28,115	716,651
Entergy Mississippi LLC, 4.90%, Pfd.	27,074	698,509
Entergy New Orleans LLC, 5.50%, Pfd.	11,454	291,046
Georgia Power Co., 5.00%, Series 2017A, Pfd.	28,115	738,581
Interstate Power and Light Co., 5.10%, Series D, Pfd.	20,826	545,641
NextEra Energy Capital Holdings, Inc., 5.65%, Series N, Pfd.	71,590	2,023,849
PPL Capital Funding, Inc., 5.90%, Series B, Pfd.	46,859	1,194,905
SCE Trust II, 5.10%, Pfd.	15,526	382,405
SCE Trust III, 5.75%, Series H, Pfd.(e)	27,902	708,711
SCE Trust IV, 5.38%, Series J, Pfd.(e)	32,020	803,702
SCE Trust V, 5.45%, Series K, Pfd.(e)	28,611	729,867
SCE Trust VI, 5.00%, Pfd.	62,986	1,552,605
Southern Co. (The), 5.25%, Pfd.	136,242	3,537,127
Southern Co. (The), 4.95%, Series 2020, Pfd.	99,324	2,638,046
Southern Co. (The), 4.20%, Series C, Pfd.	75,000	1,887,000
		25,897,257

Gas Utilities–0.07%
South Jersey Industries, Inc., 5.63%, Pfd.	20,826	544,183
Spire, Inc., 5.90%, Series A, Pfd.	26,033	721,375
		1,265,558

Health Care REITs–0.08%
Diversified Healthcare Trust, 5.63%, Pfd.	63,801	1,454,663

Integrated Telecommunication Services–0.77%
AT&T, Inc., 5.35%, Pfd.	137,713	3,634,246
AT&T, Inc., 5.63%, Pfd.	85,908	2,319,516
AT&T, Inc., 5.00%, Series A, Pfd.	124,957	3,282,621
AT&T, Inc., 4.75%, Series C, Pfd.	182,228	4,634,058
		13,870,441

Internet & Direct Marketing Retail–0.30%
Qurate Retail, Inc., 8.00%, Pfd.	32,541	3,403,789
QVC, Inc., 6.38%, Pfd.	23,437	597,878
QVC, Inc., 6.25%, Pfd.	52,091	1,328,841
		5,330,508

Investment Banking & Brokerage–1.47%
Brookfield Finance I (UK) PLC, 4.50%, Pfd.	23,950	592,523
Brookfield Finance, Inc., 4.63%, Series 50, Pfd.	41,652	1,032,970
Charles Schwab Corp. (The), 5.95%, Series D, Pfd.	78,098	1,993,842
Charles Schwab Corp. (The), 6.00%, Series C, Pfd.	62,478	1,583,817

	Shares	Value
Investment Banking & Brokerage–(continued)
Goldman Sachs Group, Inc. (The), 6.30%, Series N, Pfd.	70,288	$1,757,903
Goldman Sachs Group, Inc. (The), 5.50%, Series J, Pfd.(e)	104,130	2,821,923
Goldman Sachs Group, Inc. (The), 6.38%, Series K, Pfd.(e)	72,891	2,056,984
Morgan Stanley, 5.85%, Series K, Pfd.(e)	104,130	2,978,118
Morgan Stanley, 7.13%, Series E, Pfd.(e)	89,813	2,585,716
Morgan Stanley, 6.88%, Series F, Pfd.(e)	88,511	2,472,997
Morgan Stanley, 6.38%, Series I, Pfd.(e)	104,130	2,952,086
Morgan Stanley, 4.88%, Series L, Pfd.	52,065	1,378,681
Stifel Financial Corp., 6.25%, Series A, Pfd.	15,916	405,858
Stifel Financial Corp., 5.20%, Pfd.	23,874	633,139
Stifel Financial Corp., 6.25%, Series B, Pfd.	16,977	464,321
Stifel Financial Corp., 6.13%, Series C, Pfd.	23,874	663,458
		26,374,336

Leisure Products–0.09%
Brunswick Corp., 6.50%, Pfd.	19,264	519,935
Brunswick Corp., 6.63%, Pfd.	13,515	370,446
Brunswick Corp., 6.38%, Pfd.	23,950	657,428
		1,547,809

Life & Health Insurance–1.55%
AEGON Funding Co. LLC, 5.10%, Pfd.	96,321	2,524,573
American Equity Investment Life Holding Co., 5.95%, Series A, Pfd.(e)	41,652	1,147,096
American Equity Investment Life Holding Co., 6.63%, Series B, Pfd.(e)	31,239	876,566
Athene Holding Ltd., 6.35%, Series A, Pfd.(e)	89,865	2,563,848
Athene Holding Ltd., 5.63%, Series B, Pfd.	35,925	945,187
Athene Holding Ltd., 6.38%, Series C, Pfd.(e)	62,478	1,759,380
Athene Holding Ltd., 4.88%, Series D, Pfd.	59,875	1,508,850
Brighthouse Financial, Inc., 6.25%, Pfd.	39,049	1,050,809
Brighthouse Financial, Inc., 6.60%, Series A, Pfd.	44,255	1,192,230
Brighthouse Financial, Inc., 6.75%, Series B, Pfd.	41,913	1,176,498
Brighthouse Financial, Inc., 5.38%, Series C, Pfd.	59,875	1,570,521
CNO Financial Group, Inc., 5.13%, Pfd.	16,000	408,320
Globe Life, Inc., 6.13%, Pfd.	31,239	805,654
MetLife, Inc., 5.63%, Series E, Pfd.	92,786	2,559,966
MetLife, Inc., 4.75%, Series F, Pfd.	94,787	2,496,690
Prudential Financial, Inc., 5.63%, Pfd.	58,834	1,619,700
Prudential Financial, Inc., 4.13%, Pfd.	51,912	1,336,474
Prudential PLC, 6.75%, Pfd.	48,916	1,348,614
Prudential PLC, 6.50%, Pfd.	8,800	242,000
Unum Group, 6.25%, Pfd.	31,239	831,270
		27,964,246

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13	Invesco Multi-Asset Income Fund

	Shares	Value
Multi-line Insurance–0.37%
American Financial Group, Inc., 5.88%, Pfd.	13,515	$380,582
American Financial Group, Inc., 5.13%, Pfd.	20,826	560,011
American Financial Group, Inc., 5.63%, Pfd.	15,620	441,109
American Financial Group, Inc., 4.50%, Pfd.	20,826	558,970
American International Group, Inc., 5.85%, Series A, Pfd.	52,065	1,443,762
Assurant, Inc., 5.25%, Pfd.	26,033	684,408
Hartford Financial Services Group, Inc. (The), 7.88%, Pfd.(e)	80,684	2,146,194
Hartford Financial Services Group, Inc. (The), 6.00%, Series G, Pfd.	17,937	501,698
		6,716,734

Multi-Sector Holdings–0.12%
PartnerRe Ltd., 7.25%, Series H, Pfd.	55,858	1,413,207
PartnerRe Ltd., 5.88%, Series I, Pfd.	7,000	176,960
PartnerRe Ltd., 6.50%, Series G, Pfd.	5,500	139,095
PartnerRe Ltd., 4.88%, Series J, Pfd.	13,349	354,283
		2,083,545

Multi-Utilities–0.62%
Algonquin Power & Utilities Corp., 6.88%, Pfd.(e)	29,938	826,289
Algonquin Power & Utilities Corp., 6.20%, Series 19-A, Pfd.(e)	36,446	1,010,283
Brookfield Infrastructure Partners L.P., 5.13%, Series 13, Pfd.	21,445	551,351
Brookfield Infrastructure Partners L.P., 5.00%, Series 14, Pfd.	20,000	502,000
CMS Energy Corp., 5.63%, Pfd.	12,500	333,750
CMS Energy Corp., 5.88%, Pfd.	104,509	2,873,319
DTE Energy Co., 4.38%, Series G, Pfd.	13,000	325,000
Integrys Holding, Inc., 6.00%, Pfd.(e)	40,250	1,050,525
NiSource, Inc., 6.50%, Series B, Pfd.(e)	52,065	1,431,787
Sempra Energy, 5.75%, Pfd.	78,879	2,159,707
		11,064,011

Office REITs–0.29%
Office Properties Income Trust, 5.88%, Pfd.	32,280	811,842
Office Properties Income Trust, 6.38%, Pfd.	17,000	456,110
SL Green Realty Corp., 6.50%, Series I, Pfd.	23,950	615,036
Vornado Realty Trust, 5.40%, Series L, Pfd.	80,052	2,061,339
Vornado Realty Trust, 5.25%, Series M, Pfd.	17,000	448,290
Vornado Realty Trust, 5.25%, Series N, Pfd.	30,000	797,700
		5,190,317

Office Services & Supplies–0.06%
Pitney Bowes, Inc., 6.70%, Pfd.	44,255	1,104,162

Oil & Gas Storage & Transportation–0.45%
DCP Midstream L.P., 7.88%, Series B, Pfd.(e)	16,791	407,182

	Shares	Value
Oil & Gas Storage & Transportation–(continued)
DCP Midstream L.P., 7.95%, Series C, Pfd.(e)	11,894	$289,024
Enbridge, Inc., 6.38%, Series B, Pfd.(e)	62,478	1,655,667
Energy Transfer L.P., 7.63%, Series D, Pfd.(e)	41,778	1,013,534
Energy Transfer L.P., 7.38%, Series C, Pfd.(e)	37,128	892,186
Energy Transfer L.P., 7.60%, Series E, Pfd.(e)	102,948	2,499,577
NuStar Energy L.P., 9.00%, Series C, Pfd.(e)	17,963	444,944
NuStar Energy L.P., 7.63%, Series B, Pfd.(e)	40,090	833,872
		8,035,986

Other Diversified Financial Services–0.28%
Equitable Holdings, Inc., 5.25%, Series A, Pfd.	83,304	2,172,568
Equitable Holdings, Inc., 4.30%, Series C, Pfd.	31,239	771,291
KKR Group Finance Co. IX LLC, 4.63%, Pfd.	50,000	1,280,000
Voya Financial, Inc., 5.35%, Series B, Pfd.(e)	31,239	886,563
		5,110,422

Property & Casualty Insurance–1.05%
Allstate Corp. (The), 5.63%, Series G, Pfd.	59,875	1,662,729
Allstate Corp. (The), 5.10%, Pfd.(e)	52,065	1,399,507
Allstate Corp. (The), 5.10%, Series H, Pfd.	119,750	3,270,373
Allstate Corp. (The), 4.75%, Series I, Pfd.	31,239	830,645
Arch Capital Group Ltd., 5.25%, Series E, Pfd.	59,874	1,520,201
Arch Capital Group Ltd., 5.45%, Series F, Pfd.	20,374	531,558
Argo Group International Holdings Ltd., 7.00%, Pfd.(e)	15,620	427,519
Argo Group U.S., Inc., 6.50%, Pfd.	14,969	385,601
Aspen Insurance Holdings Ltd., 5.95%, Pfd.(e)	28,636	774,604
Aspen Insurance Holdings Ltd., 5.63%, Pfd.	52,066	1,365,691
Assured Guaranty Municipal Holdings, Inc., 6.25%, Pfd.	44,319	1,177,556
AXIS Capital Holdings Ltd., 5.50%, Series E, Pfd.	57,272	1,457,572
Selective Insurance Group, Inc., 4.60%, Series B, Pfd.	20,000	500,200
W R Berkley Corp., 4.13%, Pfd.	32,000	816,960
W.R. Berkley Corp., 5.75%, Pfd.	30,771	779,122
W.R. Berkley Corp., 5.70%, Pfd.	19,589	532,037
W.R. Berkley Corp., 5.10%, Pfd.	31,232	822,339
W.R. Berkley Corp., 4.25%, Pfd.	25,000	632,750
		18,886,964

Real Estate Operating Companies–0.10%
Brookfield Property Partners L.P., 6.50%, Series A-1, Pfd.	19,160	487,239
Brookfield Property Partners L.P., 6.38%, Series A2, Pfd.	26,033	657,593

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14	Invesco Multi-Asset Income Fund

	Shares	Value
Real Estate Operating Companies–(continued)
Brookfield Property Partners L.P., 5.75%, Series A, Pfd.	29,938	$709,531
		1,854,363

Regional Banks–2.76%
Associated Banc-Corp., 5.88%, Series E, Pfd.	10,413	285,524
Associated Banc-Corp., 5.63%, Series F, Pfd.	10,413	295,937
BancorpSouth Bank, 5.50%, Series A, Pfd.	17,963	480,510
BOK Financial Corp., 5.38%, Pfd.	16,218	411,775
CIT Group, Inc., 5.63%, Series B, Pfd.	20,826	550,848
Citizens Financial Group, Inc., 6.35%, Series D, Pfd.(e)	21,249	595,397
Citizens Financial Group, Inc., 5.00%, Series E, Pfd.	56,474	1,465,500
Cullen/Frost Bankers, Inc., 4.45%, Series B, Pfd.	16,010	405,693
Dime Community Bancshares, Inc., 5.50%, Pfd.	14,324	365,692
F.N.B. Corp., 7.25%, Pfd.(e)	11,545	328,109
Fifth Third Bancorp, 6.63%, Series I, Pfd.(e)	54,274	1,533,783
Fifth Third Bancorp, 6.00%, Series A, Pfd.	12,500	332,500
Fifth Third Bancorp, 4.95%, Series K, Pfd.	27,315	736,686
First Citizens BancShares, Inc., 5.38%, Series A, Pfd.	35,925	965,305
First Horizon Corp., 6.20%, Series A, Pfd.	11,940	303,276
First Horizon Corp., 6.50%, Pfd.	16,869	472,163
First Horizon Corp., 6.10%, Series D, Pfd.(e)	7,500	200,850
First Midwest Bancorp, Inc., 7.00%, Series A, Pfd.	11,677	331,510
First Midwest Bancorp, Inc., 7.00%, Series C, Pfd.	13,245	376,158
First Republic Bank, 5.13%, Series H, Pfd.	20,826	544,392
First Republic Bank, 5.50%, Series I, Pfd.	31,239	850,013
First Republic Bank, 4.70%, Series J, Pfd.	41,132	1,065,319
First Republic Bank, 4.13%, Series K, Pfd.	52,065	1,299,022
First Republic Bank, 4.25%, Series L, Pfd.	77,838	2,000,437
Fulton Financial Corp., 5.13%, Series A, Pfd.	20,826	538,144
Hancock Whitney Corp., 5.95%, Pfd.	15,620	398,622
Hancock Whitney Corp., 6.25%, Pfd.	17,930	493,165
Huntington Bancshares, Inc., 6.25%, Series D, Pfd.	64,874	1,644,556
Huntington Bancshares, Inc., 5.88%, Series C, Pfd.	10,932	285,544
Huntington Bancshares, Inc., 4.50%, Series H, Pfd.	49,000	1,232,350
KeyCorp, 6.13%, Series E, Pfd.(e)	52,065	1,561,950
KeyCorp, 5.65%, Series F, Pfd.	44,255	1,199,753
KeyCorp, 5.63%, Series G, Pfd.	46,859	1,292,840

	Shares	Value
Regional Banks–(continued)
People’s United Financial, Inc., 5.63%, Series A, Pfd.(e)	26,033	$715,907
PNC Financial Services Group, Inc. (The), 6.13%, Series P, Pfd.(e)	156,196	4,095,459
Popular Capital Trust I, 6.70%, Pfd.	18,854	490,015
Popular Capital Trust II, 6.13%, Pfd.	14,056	361,099
Regions Financial Corp., 6.38%, Series A, Pfd.	52,065	1,320,889
Regions Financial Corp., 6.38%, Series B, Pfd.(e)	52,065	1,483,332
Regions Financial Corp., 5.70%, Series C, Pfd.(e)	52,065	1,433,349
Signature Bank, 5.00%, Series A, Pfd.	76,015	1,949,785
SVB Financial Group, 5.25%, Series A, Pfd.	36,446	973,473
Synovus Financial Corp., 6.30%, Series D, Pfd.(e)	20,826	549,390
Synovus Financial Corp., 5.88%, Series E, Pfd.(e)	36,446	972,379
TCF Financial Corp., 5.70%, Series C, Pfd.	18,223	489,288
Texas Capital Bancshares, Inc., 6.50%, Series A, Pfd.	15,620	399,091
Texas Capital Bancshares, Inc., 6.50%, Pfd.	13,254	336,652
Texas Capital Bancshares, Inc., 5.75%, Series B, Pfd.	31,000	802,280
Truist Financial Corp., 5.63%, Series H, Pfd.	52,569	1,331,047
Truist Financial Corp., 5.25%, Series O, Pfd.(g)	59,875	1,668,117
Truist Financial Corp., 4.75%, Series R, Pfd.	96,321	2,554,433
Valley National Bancorp, 5.50%, Series B, Pfd.(e)	10,413	268,135
Valley National Bancorp, 6.25%, Series A, Pfd.(e)	11,975	335,180
Webster Financial Corp., 5.25%, Series F, Pfd.	15,620	409,869
Wintrust Financial Corp., 6.50%, Series D, Pfd.(e)	13,016	363,667
Wintrust Financial Corp., 6.88%, Series E, Pfd.(e)	29,938	834,671
Zions Bancorporation N.A., 6.30%, Series G, Pfd.(e)	14,524	397,522
Zions Bancorporation N.A., 5.75%, Series H, Pfd.	13,000	332,540
		49,710,892

Reinsurance–0.29%
Enstar Group Ltd., 7.00%, Series D, Pfd.(e)	44,195	1,273,258
Enstar Group Ltd., 7.00%, Series E, Pfd.	9,125	252,124
Reinsurance Group of America, Inc., 5.75%, Pfd.(e)	51,649	1,454,952
Reinsurance Group of America, Inc., 6.20%, Pfd.(e)	29,999	794,974
RenaissanceRe Holdings Ltd., 5.75%, Series F, Pfd.	26,527	735,859
RenaissanceRe Holdings Ltd., 5.38%, Series E, Pfd.	29,179	741,438
		5,252,605

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15	Invesco Multi-Asset Income Fund

	Shares	Value
Renewable Electricity–0.03%
Brookfield Renewable Partners L.P., 5.25%, Series 17, Pfd.	20,826	$547,932

Residential REITs–0.11%
American Homes 4 Rent, 5.88%, Series F, Pfd.	16,759	442,270
American Homes 4 Rent, 5.88%, Series G, Pfd.	4,500	118,845
American Homes 4 Rent, 6.50%, Series D, Pfd.	29,058	734,005
American Homes 4 Rent, 6.35%, Series E, Pfd.	24,868	631,150
American Homes 4 Rent, 6.25%, Series H, Pfd.	4,000	108,760
		2,035,030

Retail REITs–0.20%
Federal Realty Investment Trust, 5.00%, Series C, Pfd.	15,620	415,804
Kimco Realty Corp., 5.13%, Series L, Pfd.	23,429	615,011
Kimco Realty Corp., 5.25%, Class M, Pfd.	27,543	733,746
National Retail Properties, Inc., 5.20%, Series F, Pfd.	35,925	926,865
SITE Centers Corp., 6.38%, Series A, Pfd.	18,223	482,181
Spirit Realty Capital, Inc., 6.00%, Series A, Pfd.	17,963	481,229
		3,654,836

Specialized Finance–0.04%
National Rural Utilities Cooperative Finance Corp., 5.50%, Pfd.	26,033	690,916

Specialized REITs–0.77%
Digital Realty Trust, Inc., 5.25%, Series J, Pfd.	20,826	553,347
Digital Realty Trust, Inc., 6.63%, Series C, Pfd.	20,956	527,882
Digital Realty Trust, Inc., 5.85%, Series K, Pfd.	21,867	611,183
Digital Realty Trust, Inc., 5.20%, Series L, Pfd.	35,925	978,956
EPR Properties, 5.75%, Series G, Pfd.	15,620	395,811
Public Storage, 5.13%, Series C, Pfd.	41,574	1,055,980
Public Storage, 4.95%, Series D, Pfd.	69,750	1,769,557
Public Storage, 4.90%, Series E, Pfd.	64,949	1,675,684
Public Storage, 5.15%, Series F, Pfd.	9,700	258,602
Public Storage, 5.05%, Series G, Pfd.	21,400	566,886
Public Storage, 5.60%, Series H, Pfd.	21,200	600,384
Public Storage, 4.88%, Series I, Pfd.(g)	33,500	923,260
Public Storage, 4.70%, Series J, Pfd.	10,000	273,900
Public Storage, 4.75%, Series K, Pfd.	18,500	513,745
Public Storage, 4.63%, Series L, Pfd.	59,564	1,595,719
Public Storage, 4.13%, Series M, Pfd.	20,000	521,600
Public Storage, 3.88%, Series N, Pfd.	10,000	253,000
Public Storage, 3.90%, Series O, Pfd.	16,500	430,650
QTS Realty Trust, Inc., 7.13%, Series A, Pfd.	11,142	312,310
		13,818,456

	Shares	Value
Thrifts & Mortgage Finance–0.13%
New York Community Bancorp, Inc., 6.38%, Series A, Pfd.(e)	53,627	$1,489,222
Washington Federal, Inc., 4.88%, Series A, Pfd.	31,239	804,092
		2,293,314

Trading Companies & Distributors–0.27%
Air Lease Corp., 6.15%, Series A, Pfd.(e)	26,033	699,246
Fortress Transportation and Infrastructure Investors LLC, 8.00%, Series B, Pfd.(e)	12,500	322,500
Fortress Transportation and Infrastructure Investors LLC, 8.25%, Series A, Pfd.(e)	10,500	274,575
GATX Corp., 5.63%, Pfd.	15,620	395,967
Triton International Ltd., 8.00%, Pfd.	14,969	419,132
Triton International Ltd., 7.38%,Pfd.	18,223	498,946
Triton International Ltd., 6.88%, Pfd.	15,620	418,772
WESCO International, Inc., 10.63%, Series A, Pfd.(e)	56,260	1,785,693
		4,814,831

Wireless Telecommunication Services–0.47%
Telephone & Data Systems, Inc., 7.00%, Pfd.	31,832	803,440
Telephone & Data Systems, Inc., 5.88%, Pfd.	20,305	521,229
Telephone & Data Systems, Inc., 6.88%, Pfd.	23,874	605,922
Telephone & Data Systems, Inc., 6.63%, Pfd.	12,105	314,125
Telephone & Data Systems, Inc., 6.63%, Series UU, Pfd.	42,000	1,157,100
United States Cellular Corp., 7.25%, Pfd.	31,239	800,031
United States Cellular Corp., 6.95%, Pfd.	36,494	934,246
United States Cellular Corp., 7.25%, Pfd.	28,636	725,063
United States Cellular Corp., 6.25%, Pfd.	50,000	1,325,000
United States Cellular Corp., 5.50%, Pfd.	52,065	1,331,823
		8,517,979
Total Preferred Stocks (Cost $366,676,129)		380,432,390

	Principal Amount
Equity Linked Notes–19.82%
Diversified Banks–16.80%
Bank of Montreal (Canada),
9.93%, 05/12/2021(b)	$15,204,000	15,511,247
10.75%, 05/27/2021(b)	15,176,000	15,161,910
9.58%, 06/02/2021(b)	15,204,000	15,217,401
Barclays Bank PLC (United Kingdom), 22.05%, 05/24/2021(b)	7,786,000	8,019,910
BNP Paribas Issuance B.V. (France),
13.90%, 05/04/2021	8,130,000	8,303,881
19.22%, 05/13/2021(b)	7,684,000	7,874,877
20.00%, 05/17/2021(b)	7,724,000	7,961,808
18.58%, 05/17/2021(b)	8,130,000	8,384,628

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16	Invesco Multi-Asset Income Fund

	Principal Amount	Value
Diversified Banks–(continued)
BofA Finance LLC, 13.10%, 06/01/2021(b)	$15,340,000	$15,294,163
Canadian Imperial Bank of Commerce (Canada),
Series 1, 9.50%, 05/10/2021(b)	15,340,000	15,336,372
Series DN0O, 12.85%, 05/25/2021(b)	15,014,000	14,492,429
12.24%, 06/08/2021(b)	15,420,000	15,420,000
Citigroup Global Markets Holdings, Inc., Series 1, 9.60%, 05/20/2021(b)	15,260,000	15,407,883
HSBC Bank USA N.A.,
Series DN3C, 13.55%, 05/05/2021(b)	15,215,000	15,605,989
Series 14, 14.45%, 05/07/2021(b)	15,312,000	15,560,190
Series 12, 10.46%, 05/14/2021(b)	15,340,000	15,206,724
JPMorgan Chase Bank N.A.,
15.04%, 05/03/2021	8,130,000	8,167,789
20.14%, 06/03/2021(b)	7,843,000	7,637,420
Series EMUU, 12.94%, 05/18/2021(b)	15,259,000	15,200,011
Royal Bank of Canada (Canada), Conv.,
20.80%, 05/03/2021(b)	8,130,000	8,671,753
16.34%, 05/13/2021(b)	7,956,000	8,270,521
11.76%, 05/19/2021(b)	15,272,000	15,052,709
47.86%, 05/24/2021(b)	8,024,000	8,091,092
35.48%, 06/03/2021(b)	7,910,000	7,647,858
Toronto-Dominion Bank (The) (Canada), 11.69%, 05/28/2021(b)	15,312,000	14,819,958
		302,318,523

Diversified Capital Markets–1.33%
Credit Suisse AG (Switzerland),
19.80%, 05/04/2021	8,130,000	8,671,556
Series MU06, 34.40%, 06/07/2021(b)	7,944,000	7,564,861
Series MU07, 17.10%, 06/07/2021(b)	7,843,000	7,684,506
		23,920,923

Investment Banking & Brokerage–1.69%
GS Finance Corp.,
Series EMV6, 8.44%, 05/11/2021(b)	15,368,000	15,372,952
Series MTT2, 8.65%, 05/21/2021(b)	15,124,000	15,039,619
		30,412,571
Total Equity Linked Notes (Cost $355,524,000)		356,652,017

U.S. Treasury Securities–7.54%
U.S. Treasury Bills–0.04%
0.06%, 07/15/2021(i)	670,000	669,988

U.S. Treasury Bonds–7.50%
4.25%, 11/15/2040(j)	100,300,000	134,989,696
Total U.S. Treasury Securities (Cost $126,333,197)		135,659,684

	Principal Amount	Value
Variable Rate Senior Loan Interests–1.72%(k)(l)
Casinos & Gaming–0.12%
Four Seasons Hotels Ltd. (Canada), First Lien Term Loan, 2.11% (3 mo. USD LIBOR + 2.00%), 11/30/2023	$2,119,466	$2,117,400

Food Distributors–0.14%
United Natural Foods, Inc., Term Loan B, 3.61% (3 mo. USD LIBOR + 3.50%), 10/22/2025	2,455,743	2,457,401

Health Care Services–0.36%
Global Medical Response, Inc., Term Loan, 5.75% (1 mo. USD LIBOR + 4.75%), 10/02/2025	2,188,515	2,195,354
Radiology Partners, Inc., First Lien Term Loan B, 4.36% (1 mo. USD LIBOR + 4.25%), 07/09/2025	2,195,000	2,190,369
Surgery Center Holdings, Inc., Term Loan, 4.25% (3 mo. USD LIBOR + 3.25%), 09/03/2024	2,188,331	2,183,538
		6,569,261

Metal & Glass Containers–0.23%
Flex Acquisition Co., Inc., Incremental Term Loan B, 3.45% (3 mo. USD LIBOR + 3.25%), 06/29/2025	2,103,247	2,075,126
Graham Packaging Co., Inc., Term Loan, 3.75% (1 mo. USD LIBOR + 3.00%), 08/04/2027	2,120,000	2,117,477
		4,192,603

Oil & Gas Exploration & Production–0.03%
Ascent Resources Utica Holdings LLC, Term Loan, 10.00% (1 mo. USD LIBOR + 9.00%), 11/01/2025	548,000	609,195

Packaged Foods & Meats–0.18%
PetSmart, Inc., First Lien Term Loan B, 4.50% (1 mo. USD LIBOR + 3.75%), 02/12/2028	3,224,667	3,237,969

Paper Products–0.12%
Schweitzer-Mauduit International, Inc. (SWM International), Term Loan B, 4.50% (1 mo. USD LIBOR + 3.75%), 01/27/2028(m)	2,116,667	2,103,438

Pharmaceuticals–0.30%
Endo Luxembourg Finance Co. I S.a.r.l., Term Loan, 5.75% (1 mo. USD LIBOR + 5.00%), 03/10/2028	2,130,000	2,081,542
Valeant Pharmaceuticals International, Inc., First Lien Incremental Term Loan, 2.86% (3 mo. USD LIBOR + 2.75%), 11/27/2025(e)	3,297,643	3,292,499
		5,374,041

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17	Invesco Multi-Asset Income Fund

	Principal Amount		Value
Restaurants–0.19%
IRB Holding Corp., First Lien Term Loan B, 4.25% (1 mo. USD LIBOR + 3.25%), 12/15/2027		$3,403,800	$3,400,617

Systems Software–0.05%
Boxer Parent Co., Inc., Term Loan B, 3.86% (1 mo. USD LIBOR + 3.75%), 10/02/2025		975,923	972,449
Total Variable Rate Senior Loan Interests (Cost $31,038,751)			31,034,374

Non-U.S. Dollar Denominated Bonds & Notes–0.40%(n)
Building Products–0.13%
Maxeda DIY Holding B.V. (Netherlands), 5.88%, 10/01/2026(b)	EUR	1,858,000	2,321,177

Casinos & Gaming–0.01%
Codere Finance 2 (Luxembourg) S.A. (Spain), 10.75%, 09/30/2023(b)	EUR	211,000	272,072

Diversified Banks–0.12%
Erste Group Bank AG (Austria), 6.50%(b)(e)(f)	EUR	1,600,000	2,171,984

Food Retail–0.13%
Iceland Bondco PLC (United Kingdom), 4.63%, 03/15/2025(b)	GBP	1,738,000	2,372,819

Textiles–0.01%
Eagle Intermediate Global Holding B.V./Ruyi US Finance LLC (China), 5.38%, 05/01/2023(b)	EUR	100,000	113,042
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $6,943,547)			7,251,094

Asset-Backed Securities–0.00%
Banc of America Funding Trust, Series 2007-1, Class 1A3, 6.00%, 01/25/2037		75,649	74,589
GMACM Home Equity Loan Trust, Series 2007-HE2, Class A2, 6.05%, 12/25/2037(o)		3,236	3,332
Total Asset-Backed Securities (Cost $71,836)			77,921

	Principal Amount	Value
U.S. Government Sponsored Agency Mortgage-Backed Securities–0.00%
Collateralized Mortgage Obligations–0.00%
Fannie Mae REMICs, IO,
6.59% (6.70% - (1.00 x 1 mo. USD LIBOR)), 02/25/2024(p)(q)	$809	$29
9.69% (9.80% - (1.00 x 1 mo. USD LIBOR)), 03/17/2031(p)(q)	32	2
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $1,236)		31

	Shares
Money Market Funds–16.23%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(r)(s)	100,419,995	100,419,995
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(r)(s)	76,861,573	76,892,318
Invesco Treasury Portfolio, Institutional Class, 0.01%(r)(s)	114,765,709	114,765,709
Total Money Market Funds (Cost $292,058,388)		292,078,022
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-103.61% (Cost $1,826,949,252)		1,864,834,613
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.45%
Invesco Private Government Fund, 0.01%(r)(s)(t)	3,248,136	3,248,136
Invesco Private Prime Fund, 0.11%(r)(s)(t)	4,870,257	4,872,205
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $8,120,341)		8,120,341
TOTAL INVESTMENTS IN SECURITIES–104.06% (Cost $1,835,069,593)		1,872,954,954
OTHER ASSETS LESS LIABILITIES–(4.06)%		(73,043,698)
NET ASSETS–100.00%		$1,799,911,256

Investment Abbreviations:

Conv.	- Convertible
EUR	- Euro
GBP	- British Pound Sterling
IO	- Interest Only
LIBOR	- London Interbank Offered Rate
Pfd.	- Preferred
PIK	- Pay-in-Kind
REIT	- Real Estate Investment Trust
REMICs	- Real Estate Mortgage Investment Conduits
USD	- U.S. Dollar

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18	Invesco Multi-Asset Income Fund

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2021 was $781,416,568, which represented 43.41% of the Fund’s Net Assets.

(c)

Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at April 30, 2021 was $1,248,598, which represented less than 1% of the Fund’s Net Assets.

(d)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(e)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(f)	Perpetual bond with no specified maturity date.
(g)	All or a portion of this security was out on loan at April 30, 2021.
(h)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(i)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(j)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1O.
(k)

Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.

(l)

Variable rate senior loan interests are, at present, not readily marketable, not registered under the 1933 Act and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate (“LIBOR”), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(m)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(n)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(o)

Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on April 30, 2021.

(p)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security.
(q)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on April 30, 2021.
(r)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2021.

	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2021	Dividend Income

Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$91,650,571	$152,532,625	$(143,763,201)	$-	$-	$100,419,995	$12,990
Invesco Liquid Assets Portfolio, Institutional Class	70,629,080	108,951,875	(102,688,001)	2,151	(2,787)	76,892,318	17,004
Invesco Treasury Portfolio, Institutional Class	104,743,510	174,323,000	(164,300,801)	-	-	114,765,709	6,040
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	3,753,133	25,132,874	(25,637,871)	-	-	3,248,136	357	*
Invesco Private Prime Fund	5,629,700	35,851,506	(36,609,201)	-	200	4,872,205	3,032	*
Total	$276,405,994	$496,791,880	$(472,999,075)	$2,151	$(2,587)	$300,198,363	$39,423

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(s)	The rate shown is the 7-day SEC standardized yield as of April 30, 2021.
(t)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1L.

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Equity Risk
E-Mini Russell 2000 Index	200	June-2021	$22,615,000	$(645,555)	$(645,555)
E-Mini S&P 500 Index	119	June-2021	24,837,680	1,709,808	1,709,808
EURO STOXX 50 Index	370	June-2021	17,526,396	692,075	692,075
FTSE 100 Index	258	June-2021	24,719,060	751,420	751,420
Hang Seng Index	80	May-2021	14,691,513	(180,594)	(180,594)
Tokyo Stock Price Index	130	June-2021	22,618,263	136,376	136,376
Subtotal				2,463,530	2,463,530

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19	Invesco Multi-Asset Income Fund

Open Futures Contracts(a) –(continued)

Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)

Interest Rate Risk

U.S. Treasury 2 Year Notes	9	June-2021	$1,986,820	$(1,565)	$(1,565)

U.S. Treasury 10 Year Ultra Notes	136	June-2021	19,794,375	(398,738)	(398,738)

U.S. Treasury Long Bonds	215	June-2021	33,808,750	(792,982)	(792,982)

U.S. Treasury Ultra Bonds	81	June-2021	15,058,406	(474,690)	(474,690)

Subtotal				(1,667,975)	(1,667,975)

Subtotal–Long Futures Contracts				795,555	795,555

Short Futures Contracts

Interest Rate Risk

Euro-Bund	219	June-2021	(44,759,754)	459,793	459,793

Long Gilt	195	June-2021	(34,382,125)	308,930	308,930

U.S. Treasury 5 Year Notes	57	June-2021	(7,064,438)	40,947	40,947

U.S. Treasury 10 Year Notes	36	June-2021	(4,753,125)	77,782	77,782

U.S. Treasury Long Bonds	135	June-2021	(21,228,750)	471,140	471,140

Subtotal–Short Futures Contracts				1,358,592	1,358,592

Total Futures Contracts				$2,154,147	$2,154,147

(a)	Futures contracts collateralized by $10,960,000 cash held with Goldman Sachs & Co. LLC, the futures commission merchant.

Open Forward Foreign Currency Contracts

Settlement		Contract to				Unrealized
Date	Counterparty	Deliver		Receive		Appreciation

Currency Risk

05/17/2021	Citibank, N.A.	EUR	4,732,000	USD	5,745,120	$54,643

05/17/2021	Goldman Sachs International	GBP	1,380,000	USD	1,909,282	3,388

Total Forward Foreign Currency Contracts						$58,031

Abbreviations:

EUR –Euro
GBP –British Pound Sterling
USD –U.S. Dollar

Portfolio Composition

By security type, based on Net Assets

as of April 30, 2021

U.S. Dollar Denominated Bonds & Notes	36.76%

Preferred Stocks	21.14

Equity Linked Notes	19.82

U.S. Treasury Securities	7.54

Variable Rate Senior Loan Interests	1.72

Security Types Each Less Than 1% of Portfolio	0.40

Money Market Funds Plus Other Assets Less Liabilities	12.62

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20	Invesco Multi-Asset Income Fund

Statement of Assets and Liabilities

April 30, 2021

(Unaudited)

Assets:

Investments in securities, at value (Cost $1,534,890,864)*	$1,572,756,591

Investments in affiliated money market funds, at value (Cost $300,178,729)	300,198,363

Other investments:
Unrealized appreciation on forward foreign currency contracts outstanding	58,031

Deposits with brokers:
Cash collateral – exchange-traded futures contracts	10,960,000

Cash	14,818,354

Foreign currencies, at value (Cost $1,622,141)	1,641,294

Receivable for:
Investments sold	7,251,024

Fund shares sold	862,094

Dividends	1,985,571

Interest	12,014,530

Investment for trustee deferred compensation and retirement plans	275,847

Other assets	80,252

Total assets	1,922,901,951

Liabilities:

Other investments:
Variation margin payable – futures contracts	914,606

Payable for:
Investments purchased	109,197,654

Fund shares reacquired	3,086,531

Collateral upon return of securities loaned	8,120,341

Accrued fees to affiliates	1,081,810

Accrued other operating expenses	265,409

Trustee deferred compensation and retirement plans	324,344

Total liabilities	122,990,695

Net assets applicable to shares outstanding	$1,799,911,256

Net assets consist of:

Shares of beneficial interest	$2,211,040,524

Distributable earnings (loss)	(411,129,268)

$1,799,911,256

Net Assets:

Class A	$1,205,360,321

Class C	$166,779,227

Class R	$52,707,456

Class Y	$307,759,616

Class R5	$91,521

Class R6	$67,213,115

Shares outstanding, no par value, with an unlimited number of shares authorized:

Class A	123,739,326

Class C	17,128,157

Class R	5,405,817

Class Y	31,570,108

Class R5	9,393

Class R6	6,895,215

Class A:
Net asset value per share	$9.74

Maximum offering price per share (Net asset value of $9.74 ÷ 94.50%)	$10.31

Class C:
Net asset value and offering price per share	$9.74

Class R:
Net asset value and offering price per share	$9.75

Class Y:
Net asset value and offering price per share	$9.75

Class R5:
Net asset value and offering price per share	$9.74

Class R6:
Net asset value and offering price per share	$9.75

*	At April 30, 2021, securities with an aggregate value of $7,926,537 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21	Invesco Multi-Asset Income Fund

Statement of Operations

For the six months ended April 30, 2021

(Unaudited)

Investment income:

Interest	$42,843,454

Dividends (net of foreign withholding taxes of $1,988)	10,907,345

Dividends from affiliated money market funds (includes securities lending income of $78,409)	114,443

Total investment income	53,865,242

Expenses:

Advisory fees	4,075,843

Administrative services fees	147,358

Custodian fees	13,562

Distribution fees:
Class A	1,418,946

Class C	941,346

Class R	135,673

Transfer agent fees – A, C, R and Y	1,439,363

Transfer agent fees – R5	26

Transfer agent fees – R6	3,975

Trustees’ and officers’ fees and benefits	25,825

Registration and filing fees	64,845

Licensing fees	453,691

Reports to shareholders	32,745

Professional services fees	32,604

Taxes	32,108

Other	13,023

Total expenses	8,830,933

Less: Fees waived and/or expense offset arrangement(s)	(847,565)

Net expenses	7,983,368

Net investment income	45,881,874

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	43,066,648

Affiliated investment securities	(2,787)

Foreign currencies	(200,976)

Forward foreign currency contracts	(203,636)

Futures contracts	25,939,458

Swap agreements	(614,933)

67,983,774

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	30,523,501

Affiliated investment securities	2,151

Foreign currencies	(37,349)

Forward foreign currency contracts	(8,338)

Futures contracts	7,189,405

Swap agreements	307,585

37,976,955

Net realized and unrealized gain	105,960,729

Net increase in net assets resulting from operations	$151,842,603

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22	Invesco Multi-Asset Income Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2021 and the year ended October 31, 2020

(Unaudited)

	April 30, 2021	October 31, 2020

Operations:

Net investment income	$45,881,874	$89,487,820

Net realized gain (loss)	67,983,774	(136,463,179)

Change in net unrealized appreciation	37,976,955	67,596,696

Net increase in net assets resulting from operations	151,842,603	20,621,337

Distributions to shareholders from distributable earnings:

Class A	(36,393,647)	(43,417,650)

Class C	(4,911,001)	(9,182,693)

Class R	(1,553,916)	(1,823,413)

Class Y	(10,365,812)	(25,144,721)

Class R5	(2,791)	(5,020)

Class R6	(2,099,309)	(4,004,038)

Total distributions from distributable earnings	(55,326,476)	(83,577,535)

Share transactions–net:

Class A	(65,566,401)	1,000,267,355

Class C	(54,743,791)	104,140,912

Class R	(5,951,760)	49,020,979

Class Y	(70,877,211)	27,485,746

Class R5	1,940	(9,326)

Class R6	(1,787,418)	14,917,961

Net increase (decrease) in net assets resulting from share transactions	(198,924,641)	1,195,823,627

Net increase (decrease) in net assets	(102,408,514)	1,132,867,429

Net assets:

Beginning of period	1,902,319,770	769,452,341

End of period	$1,799,911,256	$1,902,319,770

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23	Invesco Multi-Asset Income Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (b)		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover (c)
Class A
Six months ended 04/30/21	$9.26	$0.24	$0.53	$0.77	$(0.29)	$–	$(0.29)	$9.74	8.35%		$1,205,360	0.82	%(d)	0.91	%(d)	4.97	%(d)	31%
Year ended 10/31/20	10.79	0.58	(1.55)	(0.97)	(0.56)	–	(0.56)	9.26	(8.97	)(e)	1,209,154	0.82	(e)	0.92	(e)	6.13	(e)	117
Year ended 10/31/19	10.07	0.55	0.74	1.29	(0.57)	–	(0.57)	10.79	13.18		188,655	0.84		0.97		5.21		76
Year ended 10/31/18	11.01	0.51	(0.84)	(0.33)	(0.52)	(0.09)	(0.61)	10.07	(3.13)		131,971	0.85		1.00		4.76		59
Year ended 10/31/17	10.51	0.49	0.50	0.99	(0.49)	–	(0.49)	11.01	9.64		191,395	0.86		1.06		4.53		40
Year ended 10/31/16	10.09	0.47	0.45	0.92	(0.50)	–	(0.50)	10.51	9.44		91,585	1.04		1.28		4.60		101
Class C
Six months ended 04/30/21	9.26	0.20	0.53	0.73	(0.25)	–	(0.25)	9.74	7.94		166,779	1.59	(d)	1.68	(d)	4.20	(d)	31
Year ended 10/31/20	10.78	0.51	(1.54)	(1.03)	(0.49)	–	(0.49)	9.26	(9.58)		210,967	1.59		1.69		5.36		117
Year ended 10/31/19	10.06	0.47	0.74	1.21	(0.49)	–	(0.49)	10.78	12.35		118,619	1.59		1.72		4.46		76
Year ended 10/31/18	11.00	0.43	(0.84)	(0.41)	(0.44)	(0.09)	(0.53)	10.06	(3.87)		85,370	1.60		1.75		4.01		59
Year ended 10/31/17	10.50	0.41	0.50	0.91	(0.41)	–	(0.41)	11.00	8.83		74,211	1.61		1.81		3.78		40
Year ended 10/31/16	10.08	0.39	0.45	0.84	(0.42)	–	(0.42)	10.50	8.62		24,238	1.79		2.03		3.85		101
Class R
Six months ended 04/30/21	9.27	0.23	0.53	0.76	(0.28)	–	(0.28)	9.75	8.21		52,707	1.09	(d)	1.18	(d)	4.70	(d)	31
Year ended 10/31/20	10.78	0.55	(1.52)	(0.97)	(0.54)	–	(0.54)	9.27	(9.02)		55,930	1.09		1.19		5.86		117
Year ended 10/31/19	10.07	0.52	0.74	1.26	(0.55)	–	(0.55)	10.78	12.80		5,202	1.09		1.22		4.96		76
Year ended 10/31/18	11.01	0.48	(0.84)	(0.36)	(0.49)	(0.09)	(0.58)	10.07	(3.38)		2,220	1.10		1.25		4.51		59
Year ended 10/31/17	10.51	0.46	0.50	0.96	(0.46)	–	(0.46)	11.01	9.37		1,608	1.11		1.31		4.28		40
Year ended 10/31/16	10.08	0.44	0.46	0.90	(0.47)	–	(0.47)	10.51	9.28		538	1.29		1.53		4.35		101
Class Y
Six months ended 04/30/21	9.27	0.25	0.53	0.78	(0.30)	–	(0.30)	9.75	8.47		307,760	0.59	(d)	0.68	(d)	5.20	(d)	31
Year ended 10/31/20	10.79	0.62	(1.55)	(0.93)	(0.59)	–	(0.59)	9.27	(8.65)		360,565	0.59		0.69		6.36		117
Year ended 10/31/19	10.07	0.57	0.75	1.32	(0.60)	–	(0.60)	10.79	13.47		397,303	0.59		0.72		5.46		76
Year ended 10/31/18	11.01	0.53	(0.83)	(0.30)	(0.55)	(0.09)	(0.64)	10.07	(2.89)		288,116	0.60		0.75		5.01		59
Year ended 10/31/17	10.51	0.52	0.50	1.02	(0.52)	–	(0.52)	11.01	9.91		328,798	0.61		0.81		4.78		40
Year ended 10/31/16	10.09	0.50	0.44	0.94	(0.52)	–	(0.52)	10.51	9.71		31,049	0.79		1.03		4.85		101
Class R5
Six months ended 04/30/21	9.27	0.25	0.52	0.77	(0.30)	–	(0.30)	9.74	8.38		92	0.57	(d)	0.58	(d)	5.22	(d)	31
Year ended 10/31/20	10.79	0.62	(1.55)	(0.93)	(0.59)	–	(0.59)	9.27	(8.63)		85	0.59		0.63		6.36		117
Year ended 10/31/19	10.08	0.57	0.74	1.31	(0.60)	–	(0.60)	10.79	13.35		104	0.59		0.68		5.46		76
Year ended 10/31/18	11.01	0.53	(0.82)	(0.29)	(0.55)	(0.09)	(0.64)	10.08	(2.79)		150	0.60		0.69		5.01		59
Year ended 10/31/17	10.52	0.52	0.49	1.01	(0.52)	–	(0.52)	11.01	9.81		30	0.61		0.72		4.78		40
Year ended 10/31/16	10.09	0.50	0.45	0.95	(0.52)	–	(0.52)	10.52	9.82		19	0.79		0.90		4.85		101
Class R6
Six months ended 04/30/21	9.27	0.25	0.53	0.78	(0.30)	–	(0.30)	9.75	8.51		67,213	0.52	(d)	0.53	(d)	5.27	(d)	31
Year ended 10/31/20	10.79	0.62	(1.55)	(0.93)	(0.59)	–	(0.59)	9.27	(8.59)		65,618	0.53		0.54		6.42		117
Year ended 10/31/19	10.07	0.57	0.75	1.32	(0.60)	–	(0.60)	10.79	13.47		59,569	0.59		0.60		5.46		76
Year ended 10/31/18	11.01	0.53	(0.83)	(0.30)	(0.55)	(0.09)	(0.64)	10.07	(2.89)		53,904	0.60		0.63		5.01		59
Year ended 10/31/17	10.51	0.52	0.50	1.02	(0.52)	–	(0.52)	11.01	9.91		61,077	0.61		0.69		4.78		40
Year ended 10/31/16	10.09	0.49	0.45	0.94	(0.52)	–	(0.52)	10.51	9.71		49,388	0.79		0.90		4.85		101

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)

Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ended October 31, 2020, the portfolio turnover calculation excludes the value of securities purchased of $1,279,950,104 in connection with the acquisition of Invesco Oppenheimer Capital Income Fund and Invesco Oppenheimer Global Multi-Asset Income Fund into the Fund.

(d)

Ratios are annualized and based on average daily net assets (000’s omitted) of $1,227,834, $189,829, $54,719, $336,891, $90 and $67,364 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

(e)	The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.23% for Class A for the year ended October 31, 2020.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24	Invesco Multi-Asset Income Fund

Notes to Financial Statements

April 30, 2021

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Multi-Asset Income Fund (the “Fund”) is a series portfolio of AIM Investment Funds (Invesco Investment Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is to provide current income.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for ten years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the tenth anniversary after a purchase of Class C shares. Effective November 30, 2020, the automatic conversion pursuant to the Conversion Feature changed from ten years to eight years. The first conversion of Class C shares to Class A shares occurred at the end of December 2020 for all Class C shares that were held for more than eight years as of November 30, 2020.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income

25	Invesco Multi-Asset Income Fund

and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital as a reduction of the cost of the related investment. These recharacterizations are reflected in the accompanying financial statements.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income, if any, are declared and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Master Limited Partnerships – The Fund invests in Master Limited Partnerships (“MLPs”). MLPs are publicly traded partnerships and limited liability companies taxed as partnerships under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The Fund invests in MLPs engaged in, among other things, the transportation, storage, processing, refining, marketing, exploration, production and mining of minerals and natural resources. The Fund is a partner in each MLP; accordingly, the Fund is required to take into account the Fund’s allocable share of income, gains, losses, deductions, expenses, and tax credits recognized by each MLP.

MLP’s may be less liquid and subject to more abrupt or erratic price movements than conventional publicly traded securities.

F.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

G.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

H.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

I.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

J.

Exchange-traded Notes – The Fund may invest in exchange-traded notes (“ETNs”) which are senior, unsecured, unsubordinated debt securities whose returns are linked to the performance of a particular market benchmark or strategy, minus applicable fees. ETNs can be traded on an exchange and/or they can be held to maturity. At maturity, the issuer pays the investor a cash amount equal to the principal amount, subject to the day’s market benchmark or strategy factor. ETNs do not make periodic coupon payments or provide principal protection. The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying market, changes in the applicable interest rates, and economic legal, political, or geographic events that affect the referenced underlying market or assets. ETNs are subject to credit risk, including the credit risk of the issuer, and counterparty risk.

K.

Equity-Linked Notes – The Fund may invest in Equity-Linked Notes (ELNs). ELNs are hybrid derivative-type instruments, in a single note form, that are specially designed to combine the characteristics of one or more reference securities (such as a single stock, an exchange traded fund, exchange-traded note, or an index or basket of securities (underlying securities)) and a related equity derivative, such as a put or call option. Generally, when purchasing an ELN, a Fund pays the counterparty the current value of the underlying securities plus a commission. Upon the maturity of the note, the Fund generally receives the par value of the note plus a return based on the appreciation of the underlying securities. Investments in ELNs possess the risks associated with the underlying securities, such as management risk, market risk and, as applicable, foreign securities and currency risks. In addition, as a note, ELNs are also subject to certain debt securities

26	Invesco Multi-Asset Income Fund

risks, such as interest rate and credit risk. An investment in an ELN also bears the risk that the ELN issuer will default or become bankrupt. In such an event, the Fund may have difficulty being repaid, or fail to be repaid, the principal amount of, or income from, its investment. As the holder of an ELN, the Fund generally has no rights to the underlying securities, including no voting rights or rights to receive dividends. Should the prices of the underlying securities move in an unexpected manner, the Fund may not achieve the anticipated benefits of its ELN investments, and it may realize losses, which could be significant and could include the Fund’s entire principal investment.

L.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

M.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

N.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

O.

Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties (“Counterparties”) to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

P.

Call Options Purchased and Written – The Fund may write call options and/or buy call options. A covered call option gives the purchaser of such option the right to buy, and the writer the obligation to sell, the underlying security or foreign currency at the stated exercise price during the option period. An uncovered call option exists without the ownership of the underlying security. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written.

Additionally, the Fund may enter into an option on a swap agreement, also called a “swaption”. A swaption is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based premium. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the Counterparties.

27	Invesco Multi-Asset Income Fund

When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability in the Statement of Assets and Liabilities. The amount of the liability is subsequently “marked-to-market” to reflect the current market value of the option written. If a written covered call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written covered call option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized and unrealized gains and losses on call options written are included in the Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Option contracts written. A risk in writing a covered call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing an uncovered call option is that the Fund may incur significant losses if the value of the written security exceeds the exercise price of the option.

When the Fund buys a call option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities. The amount of the investment is subsequently “marked-to-market” to reflect the current value of the option purchased. Realized and unrealized gains and losses on call options purchased are included in the Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

Q.

Put Options Purchased and Written – The Fund may purchase and write put options including options on securities indexes, or foreign currency and/or futures contracts. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option’s underlying instrument may be a security, securities index, or a futures contract.

Additionally, the Fund may enter into an option on a swap agreement, also called a “swaption”. A swaption is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based premium. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the Counterparties.

Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund’s resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the underlying portfolio securities. The Fund may write put options to earn additional income in the form of option premiums if it expects the price of the underlying instrument to remain stable or rise during the option period so that the option will not be exercised. The risk in this strategy is that the price of the underlying securities may decline by an amount greater than the premium received. Put options written are reported as a liability in the Statement of Assets and Liabilities. Realized and unrealized gains and losses on put options purchased and put options written are included in the Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities and Option contracts written, respectively. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

R.

Swap Agreements – The Fund may enter into various swap transactions, including interest rate, total return, index, currency and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between Counterparties. A swap agreement may be negotiated bilaterally and traded over-the-counter (“OTC”) between two parties (“uncleared/ OTC”) or, in some instances, must be transacted through a future commission merchant (“FCM”) and cleared through a clearinghouse that serves as a central Counterparty (“centrally cleared swap”). These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/ or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, index, and currency swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

In a centrally cleared swap, the Fund’s ultimate Counterparty is a central clearinghouse. The Fund initially will enter into centrally cleared swaps through an executing broker. When a fund enters into a centrally cleared swap, it must deliver to the central Counterparty (via the FCM) an amount referred to as “initial margin.” Initial margin requirements are determined by the central Counterparty, but an FCM may require additional initial margin above the amount required by the central Counterparty. Initial margin deposits required upon entering into centrally cleared swaps are satisfied by cash or securities as collateral at the FCM. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is recorded on the Statement of Assets and Liabilities. During the term of a cleared swap agreement, a “variation margin” amount may be required to be paid by the Fund or may be received by the Fund, based on the daily change in price of the underlying reference instrument subject to the swap agreement and is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities until the centrally cleared swap is terminated at which time a realized gain or loss is recorded.

A CDS is an agreement between Counterparties to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its Counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund’s maximum risk of loss from Counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the Counterparty and by the designation of collateral by the Counterparty to cover the Fund’s exposure to the Counterparty.

Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.

28	Invesco Multi-Asset Income Fund

An interest rate swap is an agreement between Counterparties pursuant to which the parties exchange a floating rate payment for a fixed rate payment based on a specified notional amount.

Changes in the value of centrally cleared and OTC swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates cash or liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Cash held as collateral is recorded as deposits with brokers on the Statement of Assets and Liabilities. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. Additionally, ISDA master agreements include credit related contingent features which allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event that, for example, the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA master agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. A short position in a security poses more risk than holding the same security long. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited.

Notional amounts of each individual credit default swap agreement outstanding as of April 30, 2021 for which the Fund is the seller of protection are disclosed in the open swap agreements table. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

S.

LIBOR Risk – The Fund may invest in financial instruments that utilize LIBOR as the reference or benchmark rate for variable interest rate calculations. On July 27, 2017, the head of the United Kingdom’s Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. Although many LIBOR rates will be phased out at the end of 2021 as originally intended, a selection of widely used USD LIBOR rates will continue to be published until June 2023 in order to assist with the transition. There remains uncertainty regarding the effect of the LIBOR transition process and therefore any impact of a transition away from LIBOR on the Fund or the instruments in which the Fund invests cannot yet be determined. There is no assurance that the composition or characteristics of any alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. Any such effects of the transition away from LIBOR and the adoption of alternative reference rates could result in losses to the Fund.

T.

COVID-19 Risk – The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations and supply chains, layoffs, lower consumer demand, and defaults, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally.

The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

U.

Other Risks – The Fund may invest in lower-quality debt securities, i.e., “junk bonds”. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims.

The current low interest rate environment was created in part by the Federal Reserve Board (FRB) and certain foreign central banks keeping the federal funds and equivalent foreign rates near historical lows. Increases in the federal funds and equivalent foreign rates may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies could also result in higher than normal shareholder redemptions, which could potentially increase portfolio turnover and the Fund’s transaction costs.

V.

Leverage Risk – Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.

W.

Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $ 500 million	0.500%

Next $500 million	0.450%

Next $500 million	0.400%

Over $1.5 billion	0.390%

For the six months ended April 30, 2021, the effective advisory fee rate incurred by the Fund was 0.44% .

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least February 28, 2022, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 0.85%, 1.60%, 1.10%, 0.60%, 0.60% and 0.60%, respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or reimbursement to exceed the numbers reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on February 28, 2022. During its term,

29	Invesco Multi-Asset Income Fund

the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waivers without approval of the Board of Trustees. To the extent that the annualized expense ratio does not exceed the expense limits, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

Further, the Adviser has contractually agreed, through at least June 30, 2023, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended April 30, 2021, the Adviser waived advisory fees of $106,579 and reimbursed class level expenses of $500,252, $77,341, $22,294, $137,258, $0 and $0 of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2021, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2021, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2021, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2021, IDI advised the Fund that IDI retained $60,214 in front-end sales commissions from the sale of Class A shares and $9,812 and $8,276 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of Invesco.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

U.S. Dollar Denominated Bonds & Notes	$6,526,302	$655,122,778	$–	$661,649,080

Preferred Stocks	380,432,390	–	–	380,432,390

Equity Linked Notes	–	356,652,017	–	356,652,017

U.S. Treasury Securities	–	135,659,684	–	135,659,684

Variable Rate Senior Loan Interests	–	28,930,936	2,103,438	31,034,374

Non-U.S. Dollar Denominated Bonds & Notes	–	7,251,094	–	7,251,094

Asset-Backed Securities	–	77,921	–	77,921

U.S. Government Sponsored Agency Mortgage-Backed Securities	–	31	–	31

Money Market Funds	292,078,022	8,120,341	–	300,198,363

Total Investments in Securities	679,036,714	1,191,814,802	2,103,438	1,872,954,954

Other Investments - Assets*

Futures Contracts	4,648,271	–	–	4,648,271

Forward Foreign Currency Contracts	–	58,031	–	58,031

	4,648,271	58,031	–	4,706,302

30	Invesco Multi-Asset Income Fund

	Level 1	Level 2	Level 3	Total

Other Investments - Liabilities*

Futures Contracts	$(2,494,124)	$–	$–	$(2,494,124)

Total Other Investments	2,154,147	58,031	–	2,212,178

Total Investments	$681,190,861	$1,191,872,833	$2,103,438	$1,875,167,132

*      Unrealized appreciation (depreciation).

NOTE 4–Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of April 30, 2021:

	Value
Derivative Assets	Currency Risk	Equity Risk	Interest Rate Risk	Total

Unrealized appreciation on futures contracts – Exchange-Traded(a)	$-	$3,289,679	$1,358,592	$4,648,271

Unrealized appreciation on forward foreign currency contracts outstanding	58,031	-	-	58,031

Total Derivative Assets	58,031	3,289,679	1,358,592	4,706,302

Derivatives not subject to master netting agreements	-	(3,289,679)	(1,358,592)	(4,648,271)

Total Derivative Assets subject to master netting agreements	$58,031	$-	$-	$58,031

	Value
Derivative Liabilities	Currency Risk	Equity Risk	Interest Rate Risk	Total

Unrealized depreciation on futures contracts – Exchange-Traded(a)	$-	$(826,149)	$(1,667,975)	$(2,494,124)

Derivatives not subject to master netting agreements	-	826,149	1,667,975	2,494,124

Total Derivative Liabilities subject to master netting agreements	$-	$-	$-	$-

(a)    The daily variation margin receivable (payable) at period-end is recorded in the Statement of Assets and Liabilities.

Offsetting Assets and Liabilities

The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of April 30, 2021.

	Financial	Financial
	Derivative	Derivative
	Assets	Liabilities
				Collateral
	Forward Foreign	Forward Foreign	Net Value of	(Received)/Pledged		Net
Counterparty	Currency Contracts	Currency Contracts	Derivatives	Non-Cash	Cash	Amount

Citibank, N.A.	$54,643	$-	$54,643	$-	$-	$54,643

Goldman Sachs International	3,388	-	3,388	-	-	3,388

Total	$58,031	$-	$58,031	$-	$-	$58,031

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Statement of Operations
	Credit	Currency	Equity	Interest
	Risk	Risk	Risk	Rate Risk	Total

Realized Gain (Loss):
Forward foreign currency contracts	$-	$(203,636)	$-	$-	$(203,636)

Futures contracts	-	-	30,895,016	(4,955,558)	25,939,458

Swap agreements	(614,933)	-	-	-	(614,933)

31	Invesco Multi-Asset Income Fund

	Location of Gain (Loss) on Statement of Operations
	Credit	Currency	Equity	Interest
	Risk	Risk	Risk	Rate Risk	Total

Change in Net Unrealized Appreciation (Depreciation):
Forward foreign currency contracts	$-	$(8,338)	$-	$-	$(8,338)

Futures contracts	-	-	5,776,414	1,412,991	7,189,405

Swap agreements	307,585	-	-	-	307,585

Total	$(307,348)	$(211,974)	$36,671,430	$(3,542,567)	$32,609,541

The table below summarizes the average notional value of derivatives held during the period.

	Forward Foreign Currency Contracts	Futures Contracts

Average notional value	$7,583,834	$299,264,873

NOTE 5–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2021, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $3,841.

NOTE 6–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 8–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of October 31, 2020, as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$376,650,333	$141,149,627	$517,799,960

*

Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 9–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2021 was $348,758,195 and $456,840,237, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$50,073,556

Aggregate unrealized (depreciation) of investments	(14,666,690)

Net unrealized appreciation of investments	$35,406,866

Cost of investments for tax purposes is $1,839,760,266.

32	Invesco Multi-Asset Income Fund

NOTE 10–Share Information

	Summary of Share Activity

	Six months ended		Year ended
	April 30, 2021(a)		October 31, 2020
	Shares	Amount	Shares	Amount

Sold:
Class A	3,645,235	$35,327,472	8,837,871	$88,755,660

Class C	625,473	6,056,968	2,856,994	29,356,874

Class R	759,293	7,328,277	595,843	5,785,820

Class Y	3,334,088	32,307,204	16,440,584	167,316,372

Class R5	-	-	-	110

Class R6	285,214	2,753,161	1,764,474	16,779,029

Issued as reinvestment of dividends:
Class A	3,304,181	32,011,299	4,010,393	37,584,452

Class C	382,958	3,709,909	704,919	6,647,943

Class R	158,489	1,537,061	193,046	1,809,692

Class Y	737,442	7,150,316	1,927,191	18,384,754

Class R5	200	1,940	405	3,889

Class R6	212,947	2,064,460	419,206	3,980,308

Automatic conversion of Class C shares to Class A shares:
Class A	2,772,781	26,892,298	1,803,643	16,874,860

Class C	(2,773,152)	(26,892,298)	(1,803,869)	(16,874,860)

Issued in connection with acquisitions:(b)
Class A	-	-	124,864,023	1,103,134,519

Class C	-	-	17,661,349	155,963,156

Class R	-	-	5,864,869	51,826,412

Class Y	-	-	20,645,499	182,406,435

Class R5	-	-	1,827	16,146

Class R6	-	-	1,551,029	13,703,735

Reacquired:
Class A	(16,494,093)	(159,797,470)	(26,495,343)	(246,082,136)

Class C	(3,884,898)	(37,618,370)	(7,648,910)	(70,952,201)

Class R	(1,542,415)	(14,817,098)	(1,105,734)	(10,400,945)

Class Y	(11,383,411)	(110,334,731)	(36,959,975)	(340,621,815)

Class R5	-	-	(2,711)	(29,471)

Class R6	(679,308)	(6,605,039)	(2,179,968)	(19,545,111)

Net increase (decrease) in share activity	(20,538,976)	$(198,924,641)	133,946,655	$1,195,823,627

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 17% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

(b)

After the close of business on April 17, 2020, the Fund acquired all the net assets of Invesco Oppenheimer Capital Income Fund and Invesco Oppenheimer Global Multi-Asset Income Fund pursuant to a plan of reorganization approved by the Board of Trustees of the Fund on February 14, 2020. The reorganization was executed in order to reduce overlap and increase efficiencies in the Adviser’s product line. The acquisition was accomplished by a tax-free exchange of 170,588,596 shares of the Fund for 178,589,134 and 8,056,589 shares outstanding of Invesco Oppenheimer Capital Income Fund and Invesco Oppenheimer Global Multi-Asset Income Fund, respectively, as of the close of business on April 17, 2020. Shares of Invesco Oppenheimer Capital Income Fund and Invesco Oppenheimer Global Multi-Asset Income Fund were exchanged for the like class of shares of the Fund, based on the relative net asset value of Invesco Oppenheimer Capital Income Fund and Invesco Oppenheimer Global Multi-Asset Income Fund to the net asset value of the Fund on the close of business, April 17, 2020. The Invesco Oppenheimer Capital Income Fund and Invesco Oppenheimer Global Multi-Asset Income Fund’s net assets as of the close of business on April 17, 2020 of $1,448,168,023 and $58,882,379, respectively, including $(83,083,525) of unrealized appreciation (depreciation), were combined with those of the Fund. The net assets of the Fund immediately before the acquisition were $646,225,063 and $2,153,275,466 immediately after the acquisition.

The pro forma results of operations for the year ended October 31, 2020 assuming the reorganization had been completed on November 1, 2019, the beginning of the annual reporting period are as follows:

Net investment income	$135,024,573

Net realized/unrealized gains (losses)	(451,337,346)

Change in net assets resulting from operations	$(316,312,773)

As the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of Invesco Oppenheimer Capital Income Fund and Invesco Oppenheimer Global Multi-Asset Income Fund that have been included in the Fund’s Statement of Operations since April 18, 2020.

33	Invesco Multi-Asset Income Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2020 through April 30, 2021.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
	(11/01/20)	(04/30/21)[1]	Period[2]	(04/30/21)	Period[2]	Ratio
Class A	$1,000.00	$1,083.50	$4.24	$1,020.73	$4.11	0.82%
Class C	1,000.00	1,080.60	8.20	1,016.91	7.95	1.59
Class R	1,000.00	1,082.10	5.63	1,019.39	5.46	1.09
Class Y	1,000.00	1,085.90	3.05	1,021.87	2.96	0.59
Class R5	1,000.00	1,084.90	2.95	1,021.97	2.86	0.57
Class R6	1,000.00	1,086.30	2.69	1,022.22	2.61	0.52

[1]

The actual ending account value is based on the actual total return of the Fund for the period November 1, 2020 through April 30, 2021, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

34	Invesco Multi-Asset Income Fund

(This page intentionally left blank)

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

∎ Daily confirmations

∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each fiscal year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/ corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-05426 and 033-19338                        Invesco Distributors, Inc.                                                                                     MAIN-SAR-1

Semiannual Report to Shareholders	April 30, 2021

Invesco U.S. Managed Volatility Fund
Nasdaq:
R6: USMVX

2	Fund Performance
4	Liquidity Risk Management Program
5	Schedule of Investments
12	Financial Statements
15	Financial Highlights
16	Notes to Financial Statements
21	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED   |   MAY LOSE VALUE   |   NO BANK GUARANTEE

Fund Performance

Performance summary

  Fund vs. Indexes

Cumulative total returns, 10/31/20 to 4/30/21, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class R6 Shares	21.94%

S&P 500 Index▼ (Broad Market Index)	28.85

Invesco US Large Cap Index▼ (Style-Specific Index)	28.79

Lipper S&P 500 Fund Index∎ (Peer Group Index)	28.72

Source(s): ▼RIMES Technologies Corp.; ∎Lipper Inc.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

    The Invesco US Large Cap Index is a broad-based benchmark measuring the aggregate performance of US large-cap equities.

    The Lipper S&P 500 Fund Index is an unmanaged index considered representative of S&P 500 funds tracked by Lipper.

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

    Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2                      Invesco U.S. Managed Volatility Fund

Average Annual Total Returns
As of 4/30/21, including maximum applicable sales charges
Class R6 Shares
Inception (12/18/17)	14.47%
1 Year	34.57

The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Performance figures reflect reinvested distributions and changes in net asset value. Shares of the Fund are sold at net asset value without a sales charge. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3                      Invesco U.S. Managed Volatility Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 22-24, 2021, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2020 through December 31, 2020 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the coronavirus pandemic on the Fund and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The	Report stated, in relevant part, that during the Program Reporting Period:
∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

4                      Invesco U.S. Managed Volatility Fund

Schedule of Investments(a)

April 30, 2021

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–99.23%
Advertising–0.05%
Omnicom Group, Inc.	160	$13,162

Aerospace & Defense–1.60%
Boeing Co. (The)(b)	468	109,657
General Dynamics Corp.	218	41,470
L3Harris Technologies, Inc.	157	32,849
Lockheed Martin Corp.	218	82,962
Northrop Grumman Corp.	130	46,077
Raytheon Technologies Corp.	1,182	98,390
TransDigm Group, Inc.(b)	39	23,936
		435,341

Agricultural & Farm Machinery–0.33%
Deere & Co.	242	89,746

Agricultural Products–0.10%
Archer-Daniels-Midland Co.	425	26,830

Air Freight & Logistics–0.71%
C.H. Robinson Worldwide, Inc.	96	9,320
Expeditors International of Washington, Inc.	127	13,952
FedEx Corp.	190	55,159
United Parcel Service, Inc., Class B	560	114,161
		192,592

Airlines–0.04%
Delta Air Lines, Inc.(b)	118	5,537
Southwest Airlines Co.	107	6,717
		12,254

Alternative Carriers–0.08%
Liberty Global PLC, Class C (United Kingdom)(b)	393	10,635
Lumen Technologies, Inc.	817	10,482
		21,117

Apparel Retail–0.37%
Ross Stores, Inc.	272	35,616
TJX Cos., Inc. (The)	932	66,172
		101,788

Apparel, Accessories & Luxury Goods–0.20%
lululemon athletica, inc.(b)	92	30,845
VF Corp.	278	24,369
		55,214

Application Software–2.86%
Adobe, Inc.(b)	372	189,102
ANSYS, Inc.(b)	67	24,499
Autodesk, Inc.(b)	170	49,625
C3.ai, Inc., Class A(b)	26	1,723
Cadence Design Systems, Inc.(b)	209	27,540
Citrix Systems, Inc.	90	11,146
DocuSign, Inc.(b)	139	30,989
Intuit, Inc.	216	89,026
Palantir Technologies, Inc., Class A(b)	1,057	24,353

	Shares	Value
Application Software–(continued)
RingCentral, Inc., Class A(b)	61	$19,456
salesforce.com, Inc.(b)(c)	690	158,921
Slack Technologies, Inc., Class A(b)	385	16,324
Splunk, Inc.(b)	123	15,550
Synopsys, Inc.(b)	118	29,153
Unity Software, Inc.(b)	93	9,447
Workday, Inc., Class A(b)	139	34,333
Zoom Video Communications, Inc., Class A(b)	154	49,214
		780,401

Asset Management & Custody Banks–1.09%
Ameriprise Financial, Inc.	90	23,256
Bank of New York Mellon Corp. (The)	665	33,170
BlackRock, Inc.	111	90,942
Blackstone Group, Inc. (The), Class A	538	47,608
Franklin Resources, Inc.	207	6,210
KKR & Co., Inc., Class A	421	23,820
Northern Trust Corp.	160	18,208
State Street Corp.	272	22,834
T. Rowe Price Group, Inc.	174	31,181
		297,229

Auto Parts & Equipment–0.11%
Aptiv PLC(b)	204	29,354

Automobile Manufacturers–1.94%
Ford Motor Co.(b)	3,023	34,885
General Motors Co.(b)	1,128	64,544
Tesla, Inc.(b)	606	429,921
		529,350

Automotive Retail–0.26%
AutoZone, Inc.(b)	17	24,890
CarMax, Inc.(b)	121	16,122
O’Reilly Automotive, Inc.(b)	52	28,750
		69,762

Biotechnology–2.02%
AbbVie, Inc.	1,370	152,755
Alexion Pharmaceuticals, Inc.(b)	168	28,338
Amgen, Inc.	444	106,400
Biogen, Inc.(b)	115	30,743
BioMarin Pharmaceutical, Inc.(b)	135	10,519
Gilead Sciences, Inc.	974	61,820
Incyte Corp.(b)	165	14,088
Moderna, Inc.(b)	253	45,241
Regeneron Pharmaceuticals, Inc.(b)	80	38,504
Seagen, Inc.(b)	137	19,695
Vertex Pharmaceuticals, Inc.(b)	199	43,422
		551,525

Broadcasting–0.13%
Fox Corp., Class A	441	16,502
ViacomCBS, Inc., Class B	451	18,500
		35,002

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                      Invesco U.S. Managed Volatility Fund

	Shares	Value
Building Products–0.35%
Carrier Global Corp.	679	$29,591
Johnson Controls International PLC	546	34,037
Trane Technologies PLC	184	31,985
		95,613

Cable & Satellite–1.16%
Charter Communications, Inc., Class A(b)	98	65,998
Comcast Corp., Class A	3,529	198,153
Liberty Broadband Corp., Class C(b)	177	28,802
Liberty Media Corp.-Liberty SiriusXM, Class C(b)	436	19,720
Sirius XM Holdings, Inc.	678	4,136
		316,809

Casinos & Gaming–0.13%
Las Vegas Sands Corp.(b)	583	35,715

Commodity Chemicals–0.21%
Dow, Inc.	571	35,688
LyondellBasell Industries N.V., Class A	195	20,229
		55,917

Communications Equipment–0.75%
Arista Networks, Inc.(b)	44	13,868
Cisco Systems, Inc.	3,287	167,341
Motorola Solutions, Inc.	127	23,914
		205,123

Computer & Electronics Retail–0.07%
Best Buy Co., Inc.	176	20,464

Construction Machinery & Heavy Trucks–0.54%
Caterpillar, Inc.	424	96,719
Cummins, Inc.	110	27,724
PACCAR, Inc.	257	23,099
		147,542

Construction Materials–0.13%
Martin Marietta Materials, Inc.	47	16,597
Vulcan Materials Co.	101	18,002
		34,599

Consumer Finance–0.73%
American Express Co.	627	96,150
Capital One Financial Corp.	350	52,178
Discover Financial Services	239	27,246
Synchrony Financial	441	19,289
Upstart Holdings, Inc.(b)	29	3,162
		198,025

Copper–0.16%
Freeport McMoRan, Inc.	1,135	42,801

Data Processing & Outsourced Services–4.41%
Affirm Holdings, Inc.(b)	68	4,794
Automatic Data Processing, Inc.	332	62,081
Concentrix Corp.(b)	29	4,506
Fidelity National Information Services, Inc.	482	73,698
Fiserv, Inc.(b)	447	53,694
FleetCor Technologies, Inc.(b)	59	16,975
Global Payments, Inc.	225	48,292
Mastercard, Inc., Class A	766	292,658
Paychex, Inc.	244	23,787

	Shares	Value
Data Processing & Outsourced Services– (continued)
PayPal Holdings, Inc.(b)	913	$239,471
Square, Inc., Class A(b)	302	73,935
Visa, Inc., Class A	1,321	308,533
		1,202,424

Distillers & Vintners–0.18%
Brown Forman Corp., Class B	225	17,163
Constellation Brands, Inc., Class A	128	30,761
		47,924

Distributors–0.05%
Genuine Parts Co.	106	13,247

Diversified Banks–3.54%
Bank of America Corp.	6,726	272,605
Citigroup, Inc.	1,622	115,551
JPMorgan Chase & Co.	2,359	362,838
U.S. Bancorp	1,170	69,440
Wells Fargo & Co.	3,208	144,520
		964,954

Diversified Support Services–0.16%
Cintas Corp.	68	23,470
Copart, Inc.(b)	159	19,797
		43,267

Drug Retail–0.11%
Walgreens Boots Alliance, Inc.	549	29,152

Electric Utilities–1.55%
American Electric Power Co., Inc.	381	33,799
Avangrid, Inc.	34	1,731
Duke Energy Corp.	626	63,032
Edison International	281	16,705
Entergy Corp.	151	16,503
Eversource Energy	257	22,159
Exelon Corp.	744	33,435
FirstEnergy Corp.	403	15,282
NextEra Energy, Inc.	1,526	118,280
PPL Corp.	573	16,691
Southern Co. (The)	824	54,524
Xcel Energy, Inc.	417	29,732
		421,873

Electrical Components & Equipment–0.49%
AMETEK, Inc.	174	23,478
Eaton Corp. PLC	310	44,308
Emerson Electric Co.	459	41,535
Rockwell Automation, Inc.	91	24,048
		133,369

Electronic Components–0.21%
Amphenol Corp., Class A	456	30,707
Corning, Inc.	587	25,951
		56,658

Electronic Equipment & Instruments–0.06%
Keysight Technologies, Inc.(b)	121	17,466

Electronic Manufacturing Services–0.13%
TE Connectivity Ltd.	257	34,559

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                      Invesco U.S. Managed Volatility Fund

	Shares	Value
Environmental & Facilities Services –0.34%
Republic Services, Inc.	240	$25,512
Waste Connections, Inc.	199	23,703
Waste Management, Inc.	324	44,702
		93,917

Fertilizers & Agricultural Chemicals–0.10%
Corteva, Inc.	563	27,452

Financial Exchanges & Data–1.04%
CME Group, Inc., Class A	277	55,951
Intercontinental Exchange, Inc.	430	50,615
MarketAxess Holdings, Inc.	29	14,166
Moody’s Corp.	145	47,373
MSCI, Inc.	61	29,632
Nasdaq, Inc.	87	14,054
S&P Global, Inc.	187	73,003
		284,794

Food Distributors–0.12%
Sysco Corp.	390	33,045

Food Retail–0.08%
Kroger Co. (The)	565	20,645

Footwear–0.47%
NIKE, Inc., Class B	970	128,641

General Merchandise Stores–0.52%
Dollar General Corp.	189	40,588
Dollar Tree, Inc.(b)	182	20,912
Target Corp.	389	80,624
		142,124

Gold–0.14%
Newmont Corp.	617	38,507

Health Care Distributors–0.18%
AmerisourceBergen Corp.	112	13,530
Cardinal Health, Inc.	224	13,516
McKesson Corp.	120	22,507
		49,553

Health Care Equipment–3.20%
Abbott Laboratories	1,371	164,630
Baxter International, Inc.	380	32,562
Becton, Dickinson and Co.	227	56,480
Boston Scientific Corp.(b)	1,089	47,480
Danaher Corp.	492	124,939
DexCom, Inc.(b)	72	27,799
Edwards Lifesciences Corp.(b)	481	45,945
IDEXX Laboratories, Inc.(b)	66	36,233
Intuitive Surgical, Inc.(b)	91	78,715
Medtronic PLC	1,048	137,204
ResMed, Inc.	109	20,489
Stryker Corp.	270	70,910
Zimmer Biomet Holdings, Inc.	162	28,700
		872,086

Health Care Facilities–0.15%
HCA Healthcare, Inc.	207	41,619

Health Care REITs–0.19%
Healthpeak Properties, Inc.	400	13,736

	Shares	Value
Health Care REITs–(continued)
Ventas, Inc.	277	$15,363
Welltower, Inc.	313	23,484
		52,583

Health Care Services–0.65%
Cigna Corp.	273	67,980
CVS Health Corp.	1,011	77,241
Laboratory Corp. of America Holdings(b)	74	19,674
Quest Diagnostics, Inc.	100	13,188
		178,083

Health Care Supplies–0.12%
Align Technology, Inc.(b)	56	33,350

Health Care Technology–0.18%
Cerner Corp.	233	17,487
Certara, Inc.(b)	31	986
Veeva Systems, Inc., Class A(b)	104	29,375
		47,848

Home Improvement Retail–1.41%
Home Depot, Inc. (The)	840	271,883
Lowe’s Cos., Inc.	570	111,862
		383,745

Homebuilding–0.18%
D.R. Horton, Inc.	281	27,619
Lennar Corp., Class A	215	22,274
		49,893

Hotels, Resorts & Cruise Lines–0.61%
Airbnb, Inc., Class A(b)	63	10,881
Booking Holdings, Inc.(b)	32	78,915
Expedia Group, Inc.(b)	93	16,389
Hilton Worldwide Holdings, Inc.(b)	213	27,413
Marriott International, Inc., Class A	215	31,932
		165,530

Household Products–1.37%
Church & Dwight Co., Inc.	191	16,376
Clorox Co. (The)	95	17,337
Colgate Palmolive Co.	647	52,213
Kimberly Clark Corp.	255	33,997
Procter & Gamble Co. (The)	1,909	254,699
		374,622

Hypermarkets & Super Centers–1.04%
Costco Wholesale Corp.	345	128,371
Walmart, Inc.	1,113	155,720
		284,091

Industrial Conglomerates–1.22%
3M Co.	451	88,910
General Electric Co.	6,788	89,059
Honeywell International, Inc.	533	118,880
Roper Technologies, Inc.	80	35,715
		332,564

Industrial Gases–0.61%
Air Products and Chemicals, Inc.	172	49,618
Linde PLC (United Kingdom)	407	116,337
		165,955

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                      Invesco U.S. Managed Volatility Fund

	Shares	Value
Industrial Machinery–0.63%
Dover Corp.	106	$15,814
Fortive Corp.	246	17,422
Illinois Tool Works, Inc.	246	56,693
Otis Worldwide Corp.	331	25,775
Parker Hannifin Corp.	100	31,381
Stanley Black & Decker, Inc.	122	25,226
		172,311

Industrial REITs–0.24%
Prologis, Inc.	573	66,772

Insurance Brokers–0.45%
Aon PLC, Class A	172	43,248
Marsh & McLennan Cos., Inc.	396	53,737
Willis Towers Watson PLC	100	25,886
		122,871

Integrated Oil & Gas–1.32%
Chevron Corp.	1,499	154,502
Exxon Mobil Corp.	3,303	189,063
Occidental Petroleum Corp.	691	17,524
		361,089

Integrated Telecommunication Services–1.32%
AT&T, Inc.	5,559	174,608
Verizon Communications, Inc.	3,218	185,968
		360,576

Interactive Home Entertainment–0.31%
Activision Blizzard, Inc.	582	53,073
Electronic Arts, Inc.	212	30,121
		83,194

Interactive Media & Services–6.61%
Alphabet, Inc., Class A(b)	463	1,089,670
Facebook, Inc., Class A(b)	1,861	604,974
Match Group, Inc.(b)	195	30,348
Snap, Inc., Class A(b)	734	45,376
Twitter, Inc.(b)	594	32,801
		1,803,169

Internet & Direct Marketing Retail–4.65%
Amazon.com, Inc.(b)	337	1,168,520
ContextLogic, Inc., Class A(b)	118	1,637
DoorDash, Inc., Class A(b)	74	10,595
eBay, Inc.	492	27,449
MercadoLibre, Inc. (Argentina)(b)	37	58,126
		1,266,327

Internet Services & Infrastructure–0.38%
Akamai Technologies, Inc.(b)	120	13,044
Okta, Inc.(b)	95	25,621
Twilio, Inc., Class A(b)	124	45,607
VeriSign, Inc.(b)	84	18,377
		102,649

Investment Banking & Brokerage–1.01%
Charles Schwab Corp. (The)	1,302	91,661
Goldman Sachs Group, Inc. (The)	258	89,900
Morgan Stanley	1,150	94,932
		276,493

	Shares	Value
IT Consulting & Other Services–1.02%
Accenture PLC, Class A	513	$148,755
Cognizant Technology Solutions Corp., Class A	403	32,401
International Business Machines Corp.	692	98,181
		279,337

Life & Health Insurance–0.41%
Aflac, Inc.	485	26,059
MetLife, Inc.	665	42,314
Principal Financial Group, Inc.	199	12,710
Prudential Financial, Inc.	301	30,208
		111,291

Life Sciences Tools & Services–1.07%
Agilent Technologies, Inc.	236	31,539
Illumina, Inc.(b)	113	44,391
IQVIA Holdings, Inc.(b)	148	34,734
Mettler-Toledo International, Inc.(b)	17	22,327
Thermo Fisher Scientific, Inc.	306	143,890
Waters Corp.(b)	48	14,394
		291,275

Managed Health Care–1.59%
Anthem, Inc.	187	70,946
Centene Corp.(b)	429	26,487
Humana, Inc.	96	42,743
UnitedHealth Group, Inc.	733	292,320
		432,496

Metal & Glass Containers–0.09%
Ball Corp.	254	23,785

Movies & Entertainment–1.61%
Netflix, Inc.(b)	340	174,580
Walt Disney Co. (The)(b)	1,417	263,590
		438,170

Multi-line Insurance–0.18%
American International Group, Inc.	665	32,219
Hartford Financial Services Group, Inc. (The)	267	17,612
		49,831

Multi-Sector Holdings–1.52%
Berkshire Hathaway, Inc., Class B(b)	1,508	414,625

Multi-Utilities–0.74%
Ameren Corp.	202	17,138
CMS Energy Corp.	213	13,715
Consolidated Edison, Inc.	255	19,739
Dominion Energy, Inc.	622	49,698
DTE Energy Co.	144	20,163
Public Service Enterprise Group, Inc.	394	24,885
Sempra Energy	241	33,154
WEC Energy Group, Inc.	247	24,001
		202,493

Office REITs–0.12%
Alexandria Real Estate Equities, Inc.	103	18,653
Boston Properties, Inc.	117	12,794
		31,447

Oil & Gas Equipment & Services–0.15%
Baker Hughes Co., Class A	543	10,904

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                      Invesco U.S. Managed Volatility Fund

	Shares	Value
Oil & Gas Equipment & Services–(continued)
Schlumberger Ltd.	1,066	$28,835
		39,739

Oil & Gas Exploration & Production–0.48%
ConocoPhillips	1,057	54,055
EOG Resources, Inc.	455	33,506
Hess Corp.	212	15,796
Pioneer Natural Resources Co.	170	26,151
		129,508

Oil & Gas Refining & Marketing–0.28%
Marathon Petroleum Corp.	491	27,324
Phillips 66	330	26,700
Valero Energy Corp.	305	22,558
		76,582

Oil & Gas Storage & Transportation–0.29%
Cheniere Energy, Inc.(b)	190	14,729
Kinder Morgan, Inc.	1,463	24,944
ONEOK, Inc.	337	17,638
Williams Cos., Inc. (The)	910	22,168
		79,479

Packaged Foods & Meats–0.89%
Campbell Soup Co.	145	6,924
Conagra Brands, Inc.	369	13,686
General Mills, Inc.	462	28,117
Hershey Co. (The)	108	17,744
Hormel Foods Corp.	408	18,850
JM Smucker Co. (The)	80	10,479
Kellogg Co.	256	15,979
Kraft Heinz Co. (The)	751	31,009
McCormick & Co., Inc.	189	17,078
Mondelez International, Inc., Class A	1,080	65,675
Tyson Foods, Inc., Class A	219	16,962
		242,503

Paper Packaging–0.12%
Amcor PLC	1,233	14,488
International Paper Co.	307	17,806
		32,294

Personal Products–0.20%
Estee Lauder Cos., Inc. (The), Class A	178	55,856

Pharmaceuticals–3.53%
Atea Pharmaceuticals, Inc.(b)	29	717
Bristol Myers Squibb Co.	1,732	108,112
Eli Lilly and Co.	707	129,218
Johnson & Johnson	2,047	333,108
Merck & Co., Inc.	1,966	146,467
Pfizer, Inc.	4,332	167,432
Royalty Pharma PLC, Class A	270	11,880
Zoetis, Inc.	370	64,021
		960,955

Property & Casualty Insurance–0.64%
Allstate Corp. (The)	230	29,164
Chubb Ltd.	346	59,370
Markel Corp.(b)	10	11,764
Progressive Corp. (The)	447	45,031

	Shares	Value
Property & Casualty Insurance–(continued)
Travelers Cos., Inc. (The)	196	$30,313
		175,642

Railroads–0.91%
CSX Corp.	593	59,745
Kansas City Southern	67	19,578
Norfolk Southern Corp.	194	54,172
Union Pacific Corp.	519	115,265
		248,760

Real Estate Services–0.08%
CBRE Group, Inc., Class A(b)	249	21,215

Regional Banks–0.89%
Fifth Third Bancorp	555	22,500
First Republic Bank	135	24,737
KeyCorp	762	16,581
M&T Bank Corp.	95	14,981
PNC Financial Services Group, Inc. (The)	329	61,506
Regions Financial Corp.	707	15,413
SVB Financial Group(b)	41	23,445
Truist Financial Corp.	1,049	62,216
		241,379

Research & Consulting Services–0.38%
CoStar Group, Inc.(b)	30	25,633
Equifax, Inc.	91	20,860
IHS Markit Ltd.	300	32,274
Verisk Analytics, Inc.	126	23,713
		102,480

Residential REITs–0.22%
Apartment Income REIT Corp.	107	4,831
AvalonBay Communities, Inc.	103	19,776
Equity Residential	278	20,636
Essex Property Trust, Inc.	48	13,945
		59,188

Restaurants–1.11%
Chipotle Mexican Grill, Inc.(b)	22	32,825
McDonald’s Corp.	580	136,926
Starbucks Corp.	915	104,758
Yum! Brands, Inc.	229	27,370
		301,879

Retail REITs–0.19%
Realty Income Corp.	310	21,436
Simon Property Group, Inc.	255	31,044
		52,480

Semiconductor Equipment–0.73%
Applied Materials, Inc.	714	94,755
KLA Corp.	118	37,211
Lam Research Corp.	110	68,250
		200,216

Semiconductors–4.30%
Advanced Micro Devices, Inc.(b)	904	73,784
Analog Devices, Inc.	284	43,497
Broadcom, Inc.	313	142,791
Intel Corp.	3,131	180,126
Marvell Technology, Inc.	603	27,262

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                      Invesco U.S. Managed Volatility Fund

	Shares	Value
Semiconductors–(continued)
Maxim Integrated Products, Inc.	206	$19,364
Microchip Technology, Inc.	213	32,012
Micron Technology, Inc.(b)	873	75,139
NVIDIA Corp.	464	278,576
QUALCOMM, Inc.	887	123,116
Skyworks Solutions, Inc.	124	22,485
Texas Instruments, Inc.	715	129,065
Xilinx, Inc.	186	23,801
		1,171,018

Soft Drinks–1.40%
Coca-Cola Co. (The)	3,330	179,753
Keurig Dr Pepper, Inc.	535	19,180
Monster Beverage Corp.(b)	291	28,241
PepsiCo, Inc.	1,067	153,819
		380,993

Specialized REITs–1.15%
American Tower Corp.	345	87,896
Crown Castle International Corp.	333	62,957
Digital Realty Trust, Inc.	215	33,177
Equinix, Inc.	69	49,732
Public Storage	116	32,614
SBA Communications Corp., Class A	82	24,577
Weyerhaeuser Co.	570	22,099
		313,052

Specialty Chemicals–0.67%
Celanese Corp.	86	13,472
DuPont de Nemours, Inc.	420	32,386
Ecolab, Inc.	221	49,531
PPG Industries, Inc.	180	30,823
Sherwin-Williams Co. (The)	205	56,143
		182,355

Specialty Stores–0.06%
Leslie’s, Inc.(b)	66	1,876
Ulta Beauty, Inc.(b)	42	13,832
		15,708

Steel–0.07%
Nucor Corp.	221	18,179

Systems Software–6.26%
Fortinet, Inc.(b)	106	21,648
Microsoft Corp.	5,790	1,460,122
NortonLifeLock, Inc.	420	9,076
Oracle Corp.	1,370	103,832
Palo Alto Networks, Inc.(b)	72	25,444

	Shares	Value
Systems Software–(continued)
ServiceNow, Inc.(b)	153	$77,475
VMware, Inc., Class A(b)	56	9,007
		1,706,604

Technology Hardware, Storage & Peripherals–6.64%
Apple, Inc.	12,936	1,700,567
Dell Technologies, Inc., Class C (b)	197	19,371
Hewlett Packard Enterprise Co.	1,034	16,565
HP, Inc.	884	30,153
NetApp, Inc.	166	12,398
Seagate Technology PLC	157	14,576
Western Digital Corp.(b)	227	16,033
		1,809,663

Tobacco–0.67%
Altria Group, Inc.	1,437	68,617
Philip Morris International, Inc.	1,208	114,760
		183,377

Trading Companies & Distributors–0.13%
Fastenal Co.	437	22,847
W.W. Grainger, Inc.	32	13,873
		36,720

Trucking–0.29%
Old Dominion Freight Line, Inc.	79	20,367
Uber Technologies, Inc.(b)	1,080	59,152
		79,519

Water Utilities–0.08%
American Water Works Co., Inc.	141	21,995

Wireless Telecommunication Services–0.22%
T-Mobile US, Inc.(b)	456	60,251
Total Common Stocks & Other Equity Interests (Cost $20,143,422)		27,048,605

Money Market Funds–1.01%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e)	94,256	94,256
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(d)(e)	72,732	72,762
Invesco Treasury Portfolio, Institutional Class, 0.01%(d)(e)	107,721	107,721
Total Money Market Funds (Cost $274,736)		274,739
TOTAL INVESTMENTS IN SECURITIES–100.24% (Cost $20,418,158)		27,323,344
OTHER ASSETS LESS LIABILITIES-(0.24)%		(64,461)
NET ASSETS–100.00%		$27,258,883

Investment Abbreviations:

REIT – Real Estate Investment Trust

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                      Invesco U.S. Managed Volatility Fund

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of the value was pledged as collateral to cover margin requirements for futures contracts. See Note 1H.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2021.

	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$100,239	$2,798,344	$(2,804,327)	$ -	$-	$ 94,256	$18
Invesco Liquid Assets Portfolio, Institutional Class	80,355	1,998,817	(2,006,403)	5	(12)	72,762	21
Invesco Treasury Portfolio, Institutional Class	114,558	3,198,107	(3,204,944)	-	-	107,721	8
Total	$295,152	$7,995,268	$(8,015,674)	$5	$(12)	$274,739	$47

(e)	The rate shown is the 7-day SEC standardized yield as of April 30, 2021.

Portfolio Composition

By sector, based on Net Assets

as of April 30, 2021

Information Technology	27.75%
Health Care	12.69
Consumer Discretionary	12.14
Financials	11.51
Communication Services	11.49
Industrials	8.13
Consumer Staples	6.16
Energy	2.52
Utilities	2.37
Materials	2.28
Real Estate	2.19
Money Market Funds Plus Other Assets Less Liabilities	0.77

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                      Invesco U.S. Managed Volatility Fund

Statement of Assets and Liabilities

April 30, 2021

(Unaudited)

Assets:
Investments in securities, at value (Cost $ 20,143,422)	$27,048,605
Investments in affiliated money market funds, at value (Cost $ 274,736)	274,739
Cash	11,011
Receivable for:
Fund shares sold	15,848
Fund expense absorbed	20,841
Dividends	18,801
Investment for trustee deferred compensation and retirement plans	12,198
Other assets	13,733
Total assets	27,415,776

Liabilities:
Payable for: Investments purchased	94,407
Accrued fees to affiliates	776
Accrued trustees’ and officers’ fees and benefits	776
Accrued other operating expenses	48,736
Trustee deferred compensation and retirement plans	12,198
Total liabilities	156,893
Net assets applicable to shares outstanding	$27,258,883

Net assets consist of:
Shares of beneficial interest	$23,533,262
Distributable earnings	3,725,621
$27,258,883

Net Assets:
Class R6	$27,258,883

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class R6	2,059,109
Class R6:
Net asset value and offering price per share	$13.24

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                      Invesco U.S. Managed Volatility Fund

Statement of Operations

For the six months ended April 30, 2021

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $9)	$143,903
Dividends from affiliated money market funds	47
Total investment income	143,950

Expenses:
Advisory fees	10,035
Administrative services fees	1,566
Custodian fees	3,490
Transfer agent fees	504
Trustees’ and officers’ fees and benefits	10,295
Registration and filing fees	9,357
Reports to shareholders	7,310
Professional services fees	21,588
Other	4,119
Total expenses	68,264
Less: Fees waived and/or expenses reimbursed	(53,333)
Net expenses	14,931
Net investment income	129,019

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	33,211
Affiliated investment securities	(12)
Futures contracts	(852,174)
Option contracts written	(31,672)
(850,647)
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	4,580,798
Affiliated investment securities	5
Futures contracts	(85,378)
Option contracts written	(22,194)
4,473,231
Net realized and unrealized gain	3,622,584
Net increase in net assets resulting from operations	$3,751,603

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                      Invesco U.S. Managed Volatility Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2021 and the year ended October 31, 2020

(Unaudited)

	April 30, 2021	October 31, 2020
Operations:
Net investment income	$129,019	$175,771
Net realized gain (loss)	(850,647)	(339,277)
Change in net unrealized appreciation	4,473,231	1,606,810
Net increase in net assets resulting from operations	3,751,603	1,443,304

Distributions to shareholders from distributable earnings:
Class R6	(1,821,222)	(251,272)
Share transactions–net:
Class R6	11,663,921	4,269,603
Net increase in net assets	13,594,302	5,461,635

Net assets:
Beginning of period	13,664,581	8,202,946
End of period	$27,258,883	$13,664,581

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                      Invesco U.S. Managed Volatility Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover (c)
Class R6
Six months ended 04/30/21	$12.27	$0.08	$2.41	$2.49	$(0.16)	$(1.36)	$(1.52)	$13.24	21.85%	$27,259	0.15	%(d)	0.68	%(d)	1.28	%(d)	11%
Year ended 10/31/20	10.90	0.19	1.50	1.69	(0.17)	(0.15)	(0.32)	12.27	15.78	13,665	0.15		1.12		1.63		23
Year ended 10/31/19	10.14	0.19	0.81	1.00	(0.19)	(0.05)	(0.24)	10.90	10.13	8,203	0.15		2.10		1.89		7
Period ended 10/31/18 (e)	10.00	0.16	(0.02)	0.14	–	–	–	10.14	1.40	5,910	0.15	(f)	3.40	(f)	1.74	(f)	9

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $20,236 for Class R6.
(e)	Commencement date of December 18, 2017.
(f)	Annualized.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                      Invesco U.S. Managed Volatility Fund

Notes to Financial Statements

April 30, 2021

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco U.S. Managed Volatility Fund (the “Fund”) is a series portfolio of AIM Investment Funds (Invesco Investment Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is to seek to provide capital appreciation while managing portfolio volatility.

The Fund currently consists of one class of shares, Class R6. Class R6 shares are sold at net asset value.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations

16                             Invesco U.S. Managed Volatility Fund

and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

G.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

H.

Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties (“Counterparties”) to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

I.

Call Options Purchased and Written – The Fund may write call options and/or buy call options. A covered call option gives the purchaser of such option the right to buy, and the writer the obligation to sell, the underlying security or foreign currency at the stated exercise price during the option period. An uncovered call option exists without the ownership of the underlying security. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written.

When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability in the Statement of Assets and Liabilities. The amount of the liability is subsequently “marked-to-market” to reflect the current market value of the option written. If a written covered call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written covered call option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized and unrealized gains and losses on call options written are included in the Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Option contracts written. A risk in writing a covered call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing an uncovered call option is that the Fund may incur significant losses if the value of the written security exceeds the exercise price of the option.

When the Fund buys a call option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities. The amount of the investment is subsequently “marked-to-market” to reflect the current value of the option purchased. Realized and unrealized gains and losses on call options purchased are included in the Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

J.

COVID-19 Risk - The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations and supply chains, layoffs, lower consumer demand, and defaults, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally.

The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

K.

Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

17                             Invesco U.S. Managed Volatility Fund

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser at the annual rate of 0.10% of the Fund’s average daily net assets.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least February 28, 2022, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or reimbursement (excluding certain items discussed below) of Class R6 shares to 0.15% of the Fund’s average daily net assets (the “expense limit”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on February 28, 2022. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. To the extent that the annualized expense ratio does not exceed the expense limits, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

Further, the Adviser has contractually agreed, through at least June 30, 2023, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended April 30, 2021, the Adviser waived advisory fees of $10,035 and reimbursed Fund expenses of $43,298.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2021, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2021, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund’s shares. The Fund does not pay a distribution fee to IDI under the agreement.

For the six months ended April 30, 2021, the Fund incurred $158 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of April 30, 2021, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4–Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

18                      Invesco U.S. Managed Volatility Fund

Effect of Derivative Investments for the six months ended April 30, 2021

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on Statement of Operations
Equity Risk
Realized Gain (Loss):
Futures contracts	$ (852,174)
Options purchased(a)	162,895
Options written	(31,672)
Change in Net Unrealized Appreciation (Depreciation):
Futures contracts	(85,378)
Options purchased(a)	47,687
Options written	(22,194)
Total	$ (780,836)

(a)	Options purchased are included in the net realized gain (loss) from investment securities and the change in net unrealized appreciation (depreciation) of investment securities.

The table below summarizes the average notional value of derivatives held during the period.

	Futures Contracts	Index Options Purchased	Index Options Written
Average notional value	$3,087,990	$3,162,333	$3,559,833
Average Contracts	–	9	9

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of October 31, 2020.

NOTE 8–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2021 was $11,666,541 and $2,176,298, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$4,533,925
Aggregate unrealized (depreciation) of investments	(40,290)
Net unrealized appreciation of investments	$4,493,635

Cost of investments for tax purposes is $ 22,829,709.

19                      Invesco U.S. Managed Volatility Fund

NOTE 9–Share Information

	Summary of Share Activity
	Six months ended April 30, 2021(a)		Year ended October 31, 2020
	Shares	Amount	Shares	Amount
Sold:
Class R6	966,740	$11,972,896	451,158	$5,269,631

Issued as reinvestment of dividends:
Class R6	89,748	1,059,020	8,388	93,022

Reacquired:
Class R6	(111,272)	(1,367,995)	(97,991)	(1,093,050)
Net increase in share activity	945,216	$11,663,921	361,555	$4,269,603

(a)	93% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

20                      Invesco U.S. Managed Volatility Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2020 through April 30, 2021.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

    The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

    Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
	Beginning Account Value (11/01/20)	Ending Account Value (04/30/21)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/21)	Expenses Paid During Period[2]
Class R6	$1,000.00	$1,219.40	$0.83	$1,024.05	$0.75	0.15%

[1]

The actual ending account value is based on the actual total return of the Fund for the period November 1, 2020 through April 30, 2021, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

21                      Invesco U.S. Managed Volatility Fund

(This page intentionally left blank)

(This page intentionally left blank)

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents. With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

◾ Fund reports and prospectuses

◾ Quarterly statements

◾ Daily confirmations

◾ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each fiscal year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/ corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-05426 and 033-19338	Invesco Distributors, Inc.	USMGV-SAR-1

Semiannual Report to Shareholders	April 30, 2021

Invesco World Bond Factor Fund

Nasdaq:
A: AUBAX ∎ C: AUBCX ∎ Y: AUBYX ∎ R5: AUBIX ∎ R6: AUBFX

2	Fund Performance
4	Liquidity Risk Management Program
5	Schedule of Investments
16	Financial Statements
19	Financial Highlights
20	Notes to Financial Statements
28	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED   |   MAY LOSE VALUE   |   NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 10/31/20 to 4/30/21, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	0.51%

Class C Shares	0.13

Class Y Shares	0.54

Class R5 Shares	0.54

Class R6 Shares	0.54

Bloomberg Barclays Global Aggregate Index▼ (Broad Market/Style-Specific Index)	-0.17

Lipper Global Income Funds Index⬛ (Peer Group Index)	1.25

Source(s): ▼RIMES Technologies Corp.;⬛Lipper Inc.

The Bloomberg Barclays Global Aggregate Index is an unmanaged index considered representative of global investment-grade, fixed-income markets.

    The Lipper Global Income Funds Index is an unmanaged index considered representative of global income funds tracked by Lipper.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

    Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2                      Invesco World Bond Factor Fund

Average Annual Total Returns
As of 4/30/21, including maximum applicable sales charges
Class A Shares
Inception (3/31/06)	3.31%
10 Years	1.45
5 Years	2.11
1 Year	0.85
Class C Shares
Inception (3/31/06)	3.18%
10 Years	1.28
5 Years	2.21
1 Year	3.57
Class Y Shares
Inception (10/3/08)	3.43%
10 Years	2.15
5 Years	3.24
1 Year	5.61
Class R5 Shares
Inception (3/31/06)	3.81%
10 Years	2.07
5 Years	3.10
1 Year	5.33
Class R6 Shares
10 Years	2.11%
5 Years	3.26
1 Year	5.60

Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 4.25% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3                      Invesco World Bond Factor Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 22-24, 2021, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2020 through December 31, 2020 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the coronavirus pandemic on the Fund and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

4                      Invesco World Bond Factor Fund

Schedule of Investments

April 30, 2021

(Unaudited)

	Principal Amount		Value
Non-U.S. Dollar Denominated Bonds & Notes–50.82%(a)

Australia–2.26%

Australia Government Bond, Series 133, 5.50%, 04/21/2023(b)	AUD	914,000	$779,046
Series 142, 4.25%, 04/21/2026(b)	AUD	63,000	56,960
Series 157, 1.50%, 06/21/2031(b)	AUD	163,000	123,380
Series 162, 1.75%, 06/21/2051(b)	AUD	66,000	41,249
			1,000,635

Austria–0.42%

OMV AG, 1.50%, 04/09/2024(b)	EUR	50,000	62,983

Raiffeisen Bank International AG, 1.50%, 03/12/2030(b)(c)	EUR	100,000	122,647
			185,630

Belgium–0.20%
Anheuser-Busch InBev S.A./N.V., 2.88%, 09/25/2024(b)	EUR	65,000	86,150

Canada–5.83%

Canadian Government Bond, 0.25%, 11/01/2022	CAD	358,000	291,302
0.50%, 09/01/2025	CAD	2,114,000	1,696,095
0.50%, 12/01/2030	CAD	369,000	272,163
2.00%, 12/01/2051	CAD	249,000	198,760
Canadian Imperial Bank of Commerce, 0.38%, 05/03/2024(b)	EUR	100,000	121,920
			2,580,240

China–0.30%
Bank of Communications Co. Ltd., 3.63%, 10/03/2026(b)(c)	EUR	110,000	134,122

Finland–0.28%
Transmission Finance DAC, 1.50%, 05/24/2023(b)	EUR	100,000	124,083

France–5.31%

Airbus Finance B.V., 2.38%, 04/02/2024(b)	EUR	100,000	128,169

Banque Federative du Credit Mutuel S.A., 3.00%, 05/21/2024(b)	EUR	100,000	130,982

Caisse Nationale de Reassurance Mutuelle Agricole Groupama, 6.38%(b)(c)(d)	EUR	100,000	139,230

Danone S.A., 1.25%, 05/30/2024(b)	EUR	100,000	125,485

Dassault Systemes SE, 0.13%, 09/16/2026(b)	EUR	100,000	120,875

French Republic Government Bond OAT, 0.01%, 11/25/2030(b)	EUR	1,000,000	1,194,801

	Principal Amount		Value
France–(continued)

Holding d’Infrastructures de Transport SASU, 1.63%, 09/18/2029(b)	EUR	100,000	$125,796

La Mondiale SAM, 5.05%(b)(c)(d)	EUR	100,000	140,545

Societe Generale S.A., 1.25%, 02/15/2024(b)	EUR	100,000	124,517
Thales S.A., 0.01%, 05/31/2022(b)	EUR	100,000	120,619
			2,351,019

Germany–6.72%

Bayer AG, 3.13%, 11/12/2079(b)(c)	EUR	100,000	124,861

BMW Finance N.V., 0.75%, 07/12/2024(b)	EUR	50,000	61,841

Bundesrepublik Deutschland Bundesanleihe, 0.01%, 08/15/2030(b)	EUR	1,124,434	1,382,784
0.01%, 08/15/2050(b)	EUR	352,371	381,692

Commerzbank AG, 0.63%, 08/28/2024(b)	EUR	70,000	86,033

Daimler AG, 0.01%, 02/08/2024(b)	EUR	38,000	45,872

Daimler International Finance B.V., 0.25%, 11/06/2023(b)	EUR	101,000	122,518

Deutsche Telekom International Finance B.V., 2.75%, 10/24/2024(b)	EUR	50,000	66,386
0.63%, 12/13/2024(b)	EUR	80,000	98,832

E.ON International Finance B.V., 5.53%, 02/21/2023	EUR	50,000	66,307

E.ON SE, 0.88%, 05/22/2024(b)	EUR	75,000	92,818

Merck Financial Services GmbH, 0.13%, 07/16/2025(b)	EUR	100,000	121,395

Volkswagen Bank GmbH, 1.25%, 06/10/2024(b)	EUR	100,000	124,895

Volkswagen Financial Services AG, 1.50%, 10/01/2024(b)	EUR	60,000	75,650

Wintershall Dea Finance B.V., 1.82%, 09/25/2031(b)	EUR	100,000	124,333
			2,976,217

Indonesia–0.41%
Indonesia Treasury Bond, 6.50%, 06/15/2025	IDR	2,546,000,000	182,568

Italy–1.13%

2i Rete Gas S.p.A., 1.61%, 10/31/2027(b)	EUR	100,000	128,912

Enel Finance International N.V., 1.00%, 09/16/2024(b)	EUR	100,000	124,803

Eni S.p.A., 1.00%, 10/11/2034(b)	EUR	100,000	122,228

FCA Bank S.p.A., 0.63%, 11/24/2022(b)	EUR	103,000	125,142
			501,085

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                      Invesco World Bond Factor Fund

	Principal Amount		Value

Japan–10.40%

Japan Government Bond, Series 146, 0.10%, 12/20/2025	JPY	153,300,000	$1,416,188
Series 361, 0.10%, 12/20/2030	JPY	149,800,000	1,373,790
Series 420, 0.10%, 01/01/2023	JPY	81,300,000	746,781
Series 69, 0.70%, 12/20/2050	JPY	102,250,000	946,860
JT International Financial Services B.V., 1.13%, 09/28/2025(b)	EUR	100,000	125,326
			4,608,945

Malaysia–0.12%

Malaysia Government Bond, Series 120, 4.07%, 06/15/2050	MYR	222,000	51,742

Mexico–0.71%

Mexican Bonos, Series M 20, 10.00%, 12/05/2024	MXN	5,600,000	315,604

Netherlands–0.76%

Cooperatieve Rabobank U.A., 1.25%, 03/23/2026(b)	EUR	120,000	153,581

Heineken N.V., 3.50%, 03/19/2024(b)	EUR	45,000	59,850
Koninklijke KPN N.V., 4.25%, 03/01/2022(b)	EUR	100,000	124,462
			337,893

New Zealand–0.50%

New Zealand Government Bond, 1.50%, 05/15/2031	NZD	312,000	220,211

Norway–0.39%

Norway Government Bond, Series 475, 2.00%, 05/24/2023(b)	NOK	30,000	3,717
Series 478, 1.50%, 02/19/2026(b)	NOK	798,000	98,189
Series 483, 1.25%, 09/17/2031(b)	NOK	607,000	71,208
			173,114

Poland–0.51%

Republic of Poland Government Bond, Series 725, 3.25%, 07/25/2025	PLN	775,000	225,948

Russia–0.33%

Russian Federal Bond - OFZ, Series 6221, 7.70%, 03/23/2033	RUB	10,543,000	147,520

South Korea–0.82%

Korea Treasury Bond, Series 2512, 2.25%, 12/10/2025	KRW	176,130,000	162,667
Series 3012, 1.50%, 12/10/2030	KRW	112,340,000	95,495
Series 5003, 1.50%, 03/10/2050	KRW	140,830,000	106,310
			364,472

	Principal Amount		Value
Spain–0.86%

Banco Bilbao Vizcaya Argentaria S.A., 0.38%, 10/02/2024(b)	EUR	100,000	$121,752

Banco Santander S.A., 3.25%, 04/04/2026(b)	EUR	100,000	135,649
Santander Consumer Finance S.A., 0.38%, 01/17/2025(b)	EUR	100,000	121,706
			379,107

Sweden–0.67%

Svenska Handelsbanken AB, 1.13%, 12/14/2022(b)	EUR	106,000	130,661

Swedbank AB, 0.75%, 05/05/2025(b)	EUR	100,000	124,118
Sweden Government Bond, Series 1058, 2.50%, 05/12/2025	SEK	325,000	42,541
			297,320

Switzerland–1.65%

Swiss Confederation Government Bond, 1.25%, 05/28/2026(b)	CHF	232,000	277,508
2.25%, 06/22/2031(b)	CHF	306,000	420,066
4.00%, 01/06/2049(b)	CHF	14,000	32,272
			729,846

Thailand–0.12%

Thailand Government Bond, 1.88%, 06/17/2049	THB	1,949,000	51,843

United Kingdom–7.03%

BAT International Finance PLC, 2.25%, 01/16/2030(b)	EUR	100,000	127,534

BP Capital Markets PLC, 0.90%, 07/03/2024(b)	EUR	100,000	124,477

CNH Industrial Finance Europe S.A., 1.63%, 07/03/2029(b)	EUR	100,000	127,719

Informa PLC, 1.50%, 07/05/2023(b)	EUR	100,000	124,053

Lloyds Banking Group PLC, 0.50%, 11/12/2025(b)(c)	EUR	100,000	121,996

NatWest Markets PLC, 1.00%, 05/28/2024(b)	EUR	100,000	124,336

Royal Mail PLC, 1.25%, 10/08/2026(b)	EUR	100,000	126,157

United Kingdom Gilt, 1.75%, 09/07/2022(b)	GBP	126,554	178,792
0.63%, 06/07/2025(b)	GBP	957,769	1,341,736
0.13%, 01/30/2026(b)	GBP	137,594	187,715
0.63%, 10/22/2050(b)	GBP	465,442	531,471
			3,115,986

United States–3.09%

Abbott Ireland Financing DAC, 0.88%, 09/27/2023(b)	EUR	100,000	123,441

Altria Group, Inc., 3.13%, 06/15/2031	EUR	100,000	136,284

American Honda Finance Corp., 0.35%, 08/26/2022	EUR	101,000	122,523

Apple, Inc., 0.88%, 05/24/2025	EUR	100,000	125,214

AT&T, Inc., 2.40%, 03/15/2024	EUR	116,000	148,512

Citigroup, Inc., 0.50%, 01/29/2022(b)	EUR	100,000	121,016

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                      Invesco World Bond Factor Fund

	Principal Amount		Value
United States–(continued)

Goldman Sachs Group, Inc. (The), 0.13%, 08/19/2024(b)	EUR	60,000	$72,303

Johnson & Johnson, 0.65%, 05/20/2024	EUR	100,000	123,407

JPMorgan Chase & Co., 0.63%, 01/25/2024(b)	EUR	125,000	153,272

Toyota Motor Credit Corp., 0.25%, 07/16/2026(b)	EUR	100,000	121,852
Wells Fargo & Co., 0.50%, 04/26/2024(b)	EUR	100,000	122,073
			1,369,897
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $22,465,340)			22,511,197

U.S. Dollar Denominated Bonds & Notes–22.15%

Australia–0.16%

Westpac Banking Corp., 2.35%, 02/19/2025	$	65,000	68,411

Canada–0.42%

Brookfield Finance, Inc., 4.85%, 03/29/2029		90,000	104,563

Canadian Pacific Railway Co., 2.90%, 02/01/2025		25,000	26,605

Magna International, Inc., 3.63%, 06/15/2024		52,000	56,262
			187,430

France–0.25%

Sanofi, 3.38%, 06/19/2023		105,000	111,629

Ireland–0.35%

AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.30%, 01/23/2023		150,000	155,949

Japan–0.20%

ORIX Corp., 2.90%, 07/18/2022		86,000	88,549

Mexico–0.43%

America Movil S.A.B. de C.V., 6.38%, 03/01/2035		35,000	49,234
6.13%, 03/30/2040		100,000	139,022
			188,256

Netherlands–0.35%

Cooperatieve Rabobank U.A., 5.25%, 05/24/2041		85,000	112,697

Koninklijke KPN N.V., 8.38%, 10/01/2030		30,000	41,435
			154,132

Switzerland–0.15%

Tyco Electronics Group S.A., 3.45%, 08/01/2024		60,000	64,724

United Kingdom–1.98%

Barclays PLC, 4.84%, 05/09/2028		200,000	225,174

BAT Capital Corp., 5.28%, 04/02/2050		75,000	81,672

BP Capital Markets PLC, 2.75%, 05/10/2023		46,000	48,137

	Principal Amount	Value

United Kingdom–(continued)

British Airways Pass-Through Trust, Series 2019-1, Class A, 3.35%, 06/15/2029(b)	$55,418	$54,574

CNH Industrial N.V., 3.85%, 11/15/2027	24,000	26,644

HSBC Holdings PLC, 4.58%, 06/19/2029(c)	200,000	227,354

Mead Johnson Nutrition Co., 4.13%, 11/15/2025	95,000	107,022

United Utilities PLC, 6.88%, 08/15/2028	84,000	107,137
		877,714

United States–17.86%

3M Co., 3.05%, 04/15/2030	83,000	89,467

Adventist Health System/West, 2.95%, 03/01/2029	40,000	42,026

Aircastle Ltd., 4.40%, 09/25/2023	55,000	59,015

Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/2025	32,000	34,655

Altria Group, Inc., 5.95%, 02/14/2049	10,000	12,316

American Express Co., 2.50%, 07/30/2024	90,000	95,591
3.00%, 10/30/2024	50,000	54,010

American Honda Finance Corp., 2.15%, 09/10/2024	65,000	68,118

American International Group, Inc., 4.13%, 02/15/2024	55,000	60,189

American Water Capital Corp., 6.59%, 10/15/2037	14,000	20,407

Ameriprise Financial, Inc., 4.00%, 10/15/2023	44,000	47,819

AmerisourceBergen Corp., 3.40%, 05/15/2024	50,000	53,608

Appalachian Power Co., 7.00%, 04/01/2038	25,000	36,673

Ares Capital Corp., 4.20%, 06/10/2024	47,000	50,728

AT&T, Inc., 3.95%, 01/15/2025	25,000	27,646
3.80%, 02/15/2027	16,000	17,814

Baker Hughes, a GE Co. LLC/Baker Hughes Co-Obligor, Inc., 2.77%, 12/15/2022	28,000	29,017
4.08%, 12/15/2047	75,000	80,825

Bank of America Corp., 4.20%, 08/26/2024	188,000	207,336
4.00%, 01/22/2025	30,000	33,037

Baxter International, Inc., 2.60%, 08/15/2026	103,000	109,830

BGC Partners, Inc., 3.75%, 10/01/2024	36,000	38,075

Boeing Co. (The), 2.25%, 06/15/2026	100,000	101,111
2.70%, 02/01/2027	29,000	29,857
6.63%, 02/15/2038	92,000	118,574

Booking Holdings, Inc., 4.63%, 04/13/2030	65,000	76,238

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                      Invesco World Bond Factor Fund

	Principal Amount	Value

United States–(continued)

California Institute of Technology, 4.70%, 11/01/2111	$22,000	$30,114

Capital One Financial Corp., 3.20%, 02/05/2025	75,000	80,840

Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.05%, 03/30/2029	28,000	32,472

Cigna Corp., 4.50%, 02/25/2026	55,000	62,723

Citigroup, Inc., 3.75%, 06/16/2024	45,000	49,190

Comcast Corp., 3.70%, 04/15/2024	87,000	94,903

CommonSpirit Health, 2.76%, 10/01/2024	65,000	68,831
1.55%, 10/01/2025	82,000	82,790

Constellation Brands, Inc., 4.25%, 05/01/2023	25,000	26,801

Corning, Inc., 5.85%, 11/15/2068	13,000	18,107

Cummins, Inc., 4.88%, 10/01/2043	55,000	70,688

Deere & Co., 2.60%, 06/08/2022	12,000	12,247

Dell International LLC/EMC Corp., 6.02%, 06/15/2026(b)	75,000	89,531

Delta Air Lines, Inc., 3.63%, 03/15/2022	21,000	21,349

Dignity Health, 5.27%, 11/01/2064	25,000	32,167

Discovery Communications LLC, 3.95%, 06/15/2025	150,000	164,363

Duke Energy Corp., 3.75%, 04/15/2024	71,000	76,853

Eaton Vance Corp., 3.63%, 06/15/2023	52,000	55,409

Eli Lilly and Co., 5.50%, 03/15/2027	75,000	92,023

Exelon Generation Co. LLC, 4.25%, 06/15/2022	40,000	41,348
6.25%, 10/01/2039	60,000	71,411

Expedia Group, Inc., 4.63%, 08/01/2027(b)	16,000	18,013

Exxon Mobil Corp., 3.18%, 03/15/2024	52,000	55,747

Federal Realty Investment Trust, 3.95%, 01/15/2024	45,000	48,740

FedEx Corp., 4.75%, 11/15/2045	107,000	128,419

Fifth Third Bancorp, 2.38%, 01/28/2025	50,000	52,375

FS KKR Capital Corp., 4.63%, 07/15/2024	25,000	26,794

General Electric Co., 3.45%, 05/15/2024	60,000	64,741
6.15%, 08/07/2037	75,000	100,363
Series A, 6.88%, 01/10/2039	50,000	71,985

General Motors Co., 6.75%, 04/01/2046	93,000	128,298

	Principal Amount	Value

United States–(continued)

Gilead Sciences, Inc., 3.70%, 04/01/2024	$84,000	$90,851

Goldman Sachs Group, Inc. (The), 4.00%, 03/03/2024	186,000	203,318

Harley-Davidson, Inc., 4.63%, 07/28/2045	26,000	27,544

Hasbro, Inc., 6.35%, 03/15/2040	50,000	66,017

HCA, Inc., 5.25%, 06/15/2026	100,000	116,133

Hewlett Packard Enterprise Co., 6.35%, 10/15/2045	30,000	39,767

Hexcel Corp., 4.20%, 02/15/2027	70,000	74,333

HP, Inc., 6.00%, 09/15/2041	31,000	40,667

Intel Corp., 2.88%, 05/11/2024	50,000	53,489

International Business Machines Corp., 7.13%, 12/01/2096	43,000	70,505

Interpublic Group of Cos., Inc. (The), 4.75%, 03/30/2030	40,000	46,587

IPALCO Enterprises, Inc., 4.25%, 05/01/2030(b)	68,000	75,737

JPMorgan Chase & Co., 3.88%, 09/10/2024	115,000	125,866

KLA Corp., 4.65%, 11/01/2024	47,000	52,637

Kohl’s Corp., 5.55%, 07/17/2045	68,000	81,442

Loews Corp., 4.13%, 05/15/2043	60,000	66,609

Marriott International, Inc., Series EE, 5.75%, 05/01/2025	9,000	10,365

MetLife, Inc., Series D, 4.37%, 09/15/2023	76,000	82,916

Microsoft Corp., 2.88%, 02/06/2024	71,000	75,609
3.13%, 11/03/2025	100,000	109,451

Morgan Stanley, 3.70%, 10/23/2024	85,000	93,026

6.38%, 07/24/2042	35,000	52,148

NextEra Energy Capital Holdings, Inc., 3.15%, 04/01/2024	70,000	75,041

Nordstrom, Inc., 5.00%, 01/15/2044	88,000	86,095

Omega Healthcare Investors, Inc., 3.38%, 02/01/2031	110,000	111,383

Oracle Corp., 3.63%, 07/15/2023	50,000	53,454
2.50%, 04/01/2025	85,000	89,423

Parker-Hannifin Corp., 3.30%, 11/21/2024	55,000	59,359

Patterson-UTI Energy, Inc., 5.15%, 11/15/2029	99,000	99,687

Philip Morris International, Inc., 2.50%, 08/22/2022	125,000	128,903

PNC Financial Services Group, Inc. (The), 3.90%, 04/29/2024	50,000	54,673

PSEG Power LLC, 8.63%, 04/15/2031	100,000	151,637

QUALCOMM, Inc., 2.90%, 05/20/2024	50,000	53,403

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                      Invesco World Bond Factor Fund

	Principal Amount	Value

United States–(continued)

Ralph Lauren Corp., 2.95%, 06/15/2030	$44,000	$45,823

Rockwell Collins, Inc., 3.20%, 03/15/2024	51,000	54,467

San Diego Gas & Electric Co., 6.00%, 06/01/2039	50,000	68,332

Seagate HDD Cayman, 4.75%, 01/01/2025	50,000	54,482

Sempra Energy, 4.05%, 12/01/2023	15,000	16,191
3.75%, 11/15/2025	30,000	33,080

Simon Property Group L.P., 2.63%, 06/15/2022	26,000	26,522
6.75%, 02/01/2040	38,000	54,615

Southern California Edison Co., 6.65%, 04/01/2029	75,000	92,215
6.00%, 01/15/2034	47,000	61,960
Series 2004-G, 5.75%, 04/01/2035	30,000	38,961

Southwest Airlines Co., 3.00%, 11/15/2026	100,000	107,117

Spectra Energy Partners L.P., 4.75%, 03/15/2024	63,000	69,594

Spirit Realty L.P., 3.20%, 02/15/2031	30,000	30,824

Starbucks Corp., 3.85%, 10/01/2023	22,000	23,669

Swiss Re America Holding Corp., 7.00%, 02/15/2026	47,000	58,861

Sysco Corp., 6.60%, 04/01/2050	50,000	74,498

Time Warner Entertainment Co. L.P., 8.38%, 03/15/2023	35,000	39,970

Truist Financial Corp., 2.50%, 08/01/2024	60,000	63,410

Union Electric Co., 8.45%, 03/15/2039	48,000	80,863

United Parcel Service, Inc., 2.20%, 09/01/2024	55,000	57,904

US Airways Pass-Through Trust, Series 2013-1A, Class PTT, 3.95%, 11/15/2025	40,641	40,467

ViacomCBS, Inc., 7.88%, 07/30/2030	35,000	49,020

Wachovia Corp., 7.57%, 08/01/2026(e)	82,000	104,916

Walmart, Inc., 3.30%, 04/22/2024	27,000	29,138

Walt Disney Co. (The), 1.65%, 09/01/2022	54,000	54,971

Waste Management, Inc., 3.13%, 03/01/2025	50,000	53,955

Wells Fargo & Co., 4.10%, 06/03/2026	76,000	85,474
5.38%, 02/07/2035	90,000	118,067

Xilinx, Inc., 2.95%, 06/01/2024	40,000	42,544
		7,913,602

Total U.S. Dollar Denominated Bonds & Notes (Cost $9,682,351)		9,810,396

	Principal Amount	Value

U.S. Treasury Securities–15.56%

U.S. Treasury Bills–0.29%
0.06%, 07/15/2021(f)(g)	$129,986	$129,998

U.S. Treasury Bonds–2.32%

1.63%, 11/15/2050	1,139,305	1,027,349

U.S. Treasury Notes–12.95%

0.13%, 12/31/2022	2,812,450	2,812,670

0.38%, 12/31/2025	1,952,114	1,923,939
1.13%, 02/15/2031	1,040,959	1,000,922
		5,737,531

Total U.S. Treasury Securities (Cost $7,074,814)		6,894,878

U.S. Government Sponsored Agency Mortgage-Backed Securities–9.93%

Federal Home Loan Mortgage Corp., 2.50%, 07/01/2035	152,230	161,075
4.50%, 09/01/2049	52,623	57,408
3.00%, 01/01/2050	43,206	45,940
4.50%, 01/01/2050	42,429	46,256
3.00%, 05/01/2050	235,423	251,980
2.50%, 07/01/2050	307,030	322,035
2.50%, 08/01/2050	309,448	323,689
3.00%, 10/01/2050	172,283	180,687
2.00%, 01/01/2051	442,252	448,570

Federal National Mortgage Association, 4.50%, 06/01/2049	34,736	37,783
3.00%, 10/01/2049	71,115	75,178
3.00%, 12/01/2049	83,422	89,081
2.50%, 01/01/2050	246,456	258,942
3.00%, 02/01/2050	61,723	64,817
2.50%, 03/01/2050	89,890	94,079
3.00%, 03/01/2050	40,177	42,734
2.50%, 08/01/2050	175,187	183,929
3.00%, 08/01/2050	250,937	263,001
2.00%, 03/01/2051	198,712	200,866

Freddie Mac Multifamily Structured Pass-Through Ctfs., Series K038, Class X1, IO, 1.26%, 03/25/2024(h)(i)	1,503,529	40,629

Uniform Mortgage-Backed Securities, TBA, 2.00%, 05/01/2036(j)	420,000	433,863
2.00%, 05/01/2051(j)	175,000	176,750
2.50%, 05/01/2051(j)	579,000	600,712

Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $4,396,683)		4,400,004

	Shares

Exchange-Traded Funds–1.01%

United States–1.01%

Invesco High Yield Bond Factor ETF(k) (Cost $446,307)	17,500	447,912

Money Market Funds–3.01%

Invesco Government & Agency Portfolio, Institutional Class, 0.03%(k)(l)	477,862	477,862

Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(k)(l)	307,667	307,790

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                      Invesco World Bond Factor Fund

	Shares	Value
Money Market Funds–(continued)
Invesco Treasury Portfolio, Institutional Class, 0.01%(k)(l)	546,128	$546,128

Total Money Market Funds (Cost $1,331,780)		1,331,780
TOTAL INVESTMENTS IN SECURITIES–102.48% (Cost $45,397,275)		45,396,167
OTHER ASSETS LESS LIABILITIES–(2.48)%		(1,097,587)
NET ASSETS–100.00%		$44,298,580

Investment Abbreviations:

AUD – Australian Dollar
CAD – Canadian Dollar
CHF – Swiss Franc
Ctfs. – Certificates
ETF – Exchange-Traded Fund
EUR – Euro
GBP – British Pound Sterling
IDR – Indonesian Rupiah
IO – Interest Only
JPY – Japanese Yen
KRW – South Korean Won
MXN – Mexican Peso
MYR – Malaysian Ringgit
NOK – Norwegian Krone
NZD – New Zealand Dollar
PLN – Polish Zloty
RUB – Russian Ruble
SEK – Swedish Krona
TBA – To Be Announced
THB – Thai Baht

Notes to Schedule of Investments:

(a)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2021 was $13,482,417, which represented 30.44% of the Fund’s Net Assets.

(c)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(d)	Perpetual bond with no specified maturity date.
(e)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(f)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1K.
(g)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(h)

Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on April 30, 2021.

(i)

Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security. Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on April 30, 2021.

(j)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions. See Note 1M.
(k)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2021.

	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2021	Dividend Income
Invesco High Yield Bond Factor ETF	$-	$446,307	$-	$1,605	$-	$447,912	$3,272
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	1,625,443	3,684,825	(4,832,406)	-	-	477,862	102
Invesco Liquid Assets Portfolio, Institutional Class	1,023,375	2,632,018	(3,347,605)	72	(70)	307,790	141
Invesco Treasury Portfolio, Institutional Class	1,857,649	4,211,229	(5,522,750)	-	-	546,128	49
Total	$4,506,467	$10,974,379	$(13,702,761)	$1,677	$(70)	$1,779,692	$3,564

(l)	The rate shown is the 7-day SEC standardized yield as of April 30, 2021.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                      Invesco World Bond Factor Fund

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)

Interest Rate Risk
Canada 10 Year Bonds	4	June-2021	$453,517	$(10,251)	$(10,251)
Euro-Buxl 30 Year Bonds	3	June-2021	728,203	(23,449)	(23,449)
Euro-Schatz	2	June-2021	269,496	(110)	(110)
Japan 10 Year Bonds	1	June-2021	1,384,756	4,846	4,846
Long Gilt	8	June-2021	1,410,549	(16,008)	(16,008)
U.S. Treasury 10 Year Ultra Notes	8	June-2021	1,164,375	(23,882)	(23,882)
Subtotal–Long Futures Contracts				(68,854)	(68,854)

Short Futures Contracts
Interest Rate Risk
U.S. Treasury 2 Year Notes	3	June-2021	(662,273)	393	393
U.S. Treasury 5 Year Notes	1	June-2021	(123,938)	1,021	1,021
U.S. Treasury 10 Year Notes	3	June-2021	(396,094)	7,119	7,119
U.S. Treasury Long Bonds	5	June-2021	(786,250)	16,395	16,395
Subtotal–Short Futures Contracts				24,928	24,928
Total Futures Contracts				$(43,926)	$(43,926)

Open Forward Foreign Currency Contracts

Settlement Date		Contract to				Unrealized Appreciation (Depreciation)
	Counterparty		Deliver		Receive
Currency Risk

05/17/2021	Bank of America, N.A.	GBP	289,283	USD	400,035	$510

05/17/2021	Bank of America, N.A.	USD	2,095,477	AUD	2,733,683	10,532

05/17/2021	Bank of America, N.A.	USD	132,022	EUR	110,000	258

05/20/2021	Bank of America, N.A.	IDR	429,341,786	USD	30,417	752

05/17/2021	Barclays Bank PLC	USD	37,107	CAD	46,804	972

05/17/2021	Barclays Bank PLC	USD	8,933	KRW	10,085,499	89

05/17/2021	Barclays Bank PLC	USD	8,873	ZAR	133,890	342

05/20/2021	Barclays Bank PLC	USD	18,488	IDR	269,917,347	162

05/17/2021	BNP Paribas S.A.	AUD	1,328,724	USD	1,027,144	3,504

05/17/2021	BNP Paribas S.A.	PLN	573,000	USD	154,609	3,502

05/17/2021	BNP Paribas S.A.	SEK	618,311	USD	74,429	1,382

05/17/2021	Citibank, N.A.	BRL	89,286	USD	16,577	160

05/17/2021	Citibank, N.A.	EUR	6,044,490	USD	7,338,581	69,767

05/17/2021	Citibank, N.A.	TRY	28,130	USD	3,691	316

05/17/2021	Citibank, N.A.	USD	19,358	BRL	110,229	910

05/17/2021	Citibank, N.A.	USD	69,483	CLP	50,596,801	1,702

05/17/2021	Citibank, N.A.	USD	70,327	KRW	79,037,546	375

05/20/2021	Citibank, N.A.	IDR	239,355,090	USD	16,560	22

05/17/2021	Deutsche Bank AG	MXN	4,952,000	USD	244,489	381

05/17/2021	Deutsche Bank AG	SEK	9,600,751	USD	1,146,173	11,953

05/17/2021	Deutsche Bank AG	SGD	5,145	USD	3,870	4

05/17/2021	Deutsche Bank AG	USD	152,360	EUR	129,326	3,162

05/17/2021	Deutsche Bank AG	USD	4,602	PLN	17,942	129

05/17/2021	Goldman Sachs International	GBP	432,619	USD	598,499	1,017

05/17/2021	Goldman Sachs International	RUB	7,554,820	USD	101,319	1,000

05/17/2021	Goldman Sachs International	USD	164,956	AUD	216,860	2,111

05/17/2021	Goldman Sachs International	USD	1,587,689	CAD	2,017,053	53,363

05/17/2021	Goldman Sachs International	USD	201,718	CHF	189,606	5,966

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                      Invesco World Bond Factor Fund

Open Forward Foreign Currency Contracts–(continued)

Settlement Date		Contract to				Unrealized Appreciation (Depreciation)
	Counterparty		Deliver		Receive

05/17/2021	J.P. Morgan Chase Bank, N.A.	JPY	196,387,390	USD	1,841,427	$44,363

05/17/2021	J.P. Morgan Chase Bank, N.A.	USD	27,936	JPY	3,088,318	324

05/17/2021	Morgan Stanley and Co. International PLC	AUD	2,203,833	USD	1,708,234	10,417

05/17/2021	Morgan Stanley and Co. International PLC	NZD	778,466	USD	562,441	5,404

05/17/2021	Morgan Stanley and Co. International PLC	USD	317,928	CAD	401,347	8,603

05/17/2021	Morgan Stanley and Co. International PLC	USD	4,493	MXN	91,775	31

05/17/2021	Morgan Stanley and Co. International PLC	USD	4,583	THB	143,355	20

05/17/2021	Morgan Stanley and Co. International PLC	USD	83,668	ZAR	1,238,860	1,600

05/18/2021	Morgan Stanley and Co. International PLC	USD	332,803	NOK	2,821,250	6,136

05/17/2021	Royal Bank of Canada	AUD	68,000	USD	53,270	883

05/17/2021	Royal Bank of Canada	CHF	218,300	USD	239,227	111

05/17/2021	Royal Bank of Canada	JPY	88,502,939	USD	845,473	35,617

05/17/2021	Royal Bank of Canada	NZD	511,070	USD	372,813	7,113

05/17/2021	State Street Bank & Trust Co.	GBP	766,000	USD	1,069,577	11,668

05/17/2021	State Street Bank & Trust Co.	USD	5,614	CZK	124,432	171

05/17/2021	State Street Bank & Trust Co.	USD	409,311	NZD	583,775	8,414

05/17/2021	State Street Bank & Trust Co.	USD	3,314	SGD	4,456	34

05/17/2021	UBS AG	CHF	2,072,192	USD	2,333,702	63,920

05/17/2021	UBS AG	RUB	2,685,030	USD	36,095	441

05/17/2021	UBS AG	USD	138,142	CNY	911,000	2,421

05/17/2021	UBS AG	USD	4,202	HUF	1,267,416	30

05/17/2021	UBS AG	USD	14,658	RUB	1,125,730	291

05/17/2021	UBS AG	USD	5,335	SEK	46,478	156

05/18/2021	UBS AG	USD	2,060,573	NOK	17,479,062	39,316

Subtotal–Appreciation						421,827

Currency Risk

05/17/2021	Bank of America, N.A.	CAD	1,579,812	USD	1,256,464	(28,853)

05/17/2021	Bank of America, N.A.	USD	791,196	GBP	572,150	(1,009)

05/20/2021	Bank of America, N.A.	USD	93,553	IDR	1,320,497,700	(2,313)

05/17/2021	Barclays Bank PLC	CAD	405,090	USD	321,163	(8,414)

05/17/2021	Barclays Bank PLC	USD	79,491	INR	5,887,740	(279)

05/17/2021	Barclays Bank PLC	USD	416,831	SEK	3,469,609	(6,936)

05/17/2021	Barclays Bank PLC	USD	27,113	THB	811,129	(1,065)

05/17/2021	Barclays Bank PLC	ZAR	114,228	USD	7,570	(292)

05/17/2021	BNP Paribas S.A.	USD	405,864	AUD	525,030	(1,385)

05/17/2021	BNP Paribas S.A.	USD	123,644	SGD	163,765	(587)

05/17/2021	Citibank, N.A.	BRL	49,100	USD	8,612	(416)

05/17/2021	Citibank, N.A.	CLP	33,741,280	USD	46,815	(656)

05/17/2021	Citibank, N.A.	TRY	40,020	USD	4,763	(38)

05/17/2021	Citibank, N.A.	USD	47,454	BRL	255,590	(458)

05/17/2021	Citibank, N.A.	USD	48,480	CZK	1,030,111	(592)

05/17/2021	Citibank, N.A.	USD	7,885,784	EUR	6,495,521	(74,581)

05/20/2021	Citibank, N.A.	USD	3,959	IDR	57,223,476	(5)

05/17/2021	Deutsche Bank AG	EUR	41,520	USD	48,915	(1,015)

05/17/2021	Deutsche Bank AG	USD	171,881	EUR	141,473	(1,752)

05/17/2021	Deutsche Bank AG	USD	95,406	GBP	69,000	(111)

05/17/2021	Deutsche Bank AG	USD	35,332	MXN	715,620	(55)

05/17/2021	Deutsche Bank AG	USD	42,558	SGD	56,580	(42)

05/18/2021	Deutsche Bank AG	NOK	2,888,514	USD	338,473	(8,546)

05/17/2021	Goldman Sachs International	AUD	151,605	USD	115,320	(1,476)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                      Invesco World Bond Factor Fund

Open Forward Foreign Currency Contracts–(continued)

Settlement Date		Contract to				Unrealized Appreciation (Depreciation)
	Counterparty		Deliver		Receive

05/17/2021	Goldman Sachs International	CAD	1,180,875	USD	929,867	$(30,880)

05/17/2021	Goldman Sachs International	USD	404,445	GBP	292,327	(718)

05/17/2021	Goldman Sachs International	USD	93,747	RUB	6,990,250	(926)

05/18/2021	Goldman Sachs International	USD	47,389	COP	167,994,150	(2,662)

05/17/2021	J.P. Morgan Chase Bank, N.A.	JPY	4,868,500	USD	44,039	(511)

05/17/2021	J.P. Morgan Chase Bank, N.A.	USD	132,438	TRY	971,403	(15,903)

05/17/2021	Morgan Stanley and Co. International PLC	MXN	715,620	USD	34,450	(827)

05/17/2021	Morgan Stanley and Co. International PLC	NZD	70,589	USD	49,789	(722)

05/17/2021	Morgan Stanley and Co. International PLC	THB	539,410	USD	17,245	(77)

05/17/2021	Morgan Stanley and Co. International PLC	USD	3,001,897	CNY	19,395,000	(9,343)

05/17/2021	Morgan Stanley and Co. International PLC	USD	35,927	HUF	10,585,455	(581)

05/17/2021	Morgan Stanley and Co. International PLC	USD	710,757	NZD	983,113	(7,283)

05/17/2021	Morgan Stanley and Co. International PLC	USD	73,843	THB	2,237,458	(1,992)

05/17/2021	Morgan Stanley and Co. International PLC	ZAR	1,127,683	USD	76,164	(1,452)

05/18/2021	Morgan Stanley and Co. International PLC	NOK	1,410,771	USD	166,214	(3,272)

05/17/2021	Royal Bank of Canada	EUR	102,000	USD	121,187	(1,474)

05/17/2021	Royal Bank of Canada	USD	154,804	AUD	197,610	(2,567)

05/17/2021	Royal Bank of Canada	USD	624,532	CHF	569,900	(290)

05/17/2021	Royal Bank of Canada	USD	13,150	INR	970,330	(96)

05/17/2021	Royal Bank of Canada	USD	2,229,755	JPY	233,134,474	(96,432)

05/17/2021	Royal Bank of Canada	USD	57,085	NZD	78,255	(1,089)

05/17/2021	State Street Bank & Trust Co.	CAD	734,143	USD	584,158	(13,132)

05/17/2021	State Street Bank & Trust Co.	CHF	257,000	USD	276,247	(5,258)

05/17/2021	State Street Bank & Trust Co.	SGD	22,590	USD	16,800	(174)

05/17/2021	State Street Bank & Trust Co.	USD	1,789,560	GBP	1,281,630	(19,522)

05/17/2021	UBS AG	SEK	1,173,440	USD	134,697	(3,931)

05/17/2021	UBS AG	USD	1,102,588	CHF	979,782	(29,381)

05/17/2021	UBS AG	USD	35,807	INR	2,643,710	(240)

05/17/2021	UBS AG	USD	1,669,468	JPY	180,685,845	(16,082)

05/17/2021	UBS AG	USD	64,847	KRW	71,558,951	(835)

05/17/2021	UBS AG	USD	4,113	PLN	15,441	(41)

05/17/2021	UBS AG	USD	6,035	RUB	448,940	(74)

05/18/2021	UBS AG	NOK	14,100,501	USD	1,667,053	(26,944)

Subtotal–Depreciation						(435,587)

Total Forward Foreign Currency Contracts						$(13,760)

Open Centrally Cleared Interest Rate Swap Agreements(a)
Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk

Receive	6 Month AUD BBSW	Semi-Annually	(0.08)%	Semi-Annually	01/19/2023	AUD	922,000	$-	$951	$951

Receive	3 Month STIBOR	Quarterly	(0.93)	Annually	02/03/2031	SEK	1,435,616	(3,071)	(2,031)	1,040

Receive	3 Month STIBOR	Quarterly	(0.76)	Annually	04/07/2031	SEK	2,268,248	252	1,385	1,133

Receive	3 Month STIBOR	Quarterly	(0.31)	Annually	04/07/2026	SEK	8,385,799	185	1,663	1,478

Receive	3 Month USD LIBOR	Quarterly	(1.11)	Semi-Annually	01/22/2031	USD	32,787	-	1,528	1,528

Receive	6 Month CHF LIBOR	Semi-Annually	(0.13)	Annually	02/12/2031	CHF	126,495	-	2,374	2,374

Pay	China 7-Day Reverse Repo Rate	Quarterly	2.83	Quarterly	04/08/2026	CNY	7,065,538	-	3,757	3,757

Receive	3 Month NZD BBSW	Quarterly	(0.56)	Semi-Annually	01/18/2026	NZD	267,925	-	4,008	4,008

Receive	6 Month EUR LIBOR	Semi-Annually	(0.44)	Annually	01/22/2026	EUR	586,792	827	5,177	4,350

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                      Invesco World Bond Factor Fund

Open Centrally Cleared Interest Rate Swap Agreements(a) –(continued)
Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)

Receive	3 Month STIBOR	Quarterly	(0.49)%	Annually	02/08/2031	SEK	1,859,829	$713	$6,551	$5,838

Receive	3 Month USD LIBOR	Quarterly	(0.61)	Semi-Annually	02/17/2026	USD	872,000	-	12,265	12,265

Subtotal – Appreciation								(1,094)	37,628	38,722
Interest Rate Risk

Pay	China 7-Day Reverse Repo Rate	Quarterly	2.59	Quarterly	10/29/2025	CNY	20,000,000	-	(19,258)	(19,258)

Receive	3 Month NZD BBSW	Quarterly	(1.07)	Semi-Annually	04/09/2026	NZD	332,523	-	(208)	(208)

Subtotal – Depreciation								-	(19,466)	(19,466)

Total Centrally Cleared Interest Rate Swap Agreements								$(1,094)	$18,162	$19,256

(a)	Centrally cleared swap agreements collateralized by $ 100,000 cash held with Credit Suisse Securities (USA) LLC.

Abbreviations:

AUD	-Australian Dollar
BBSW	-Bank Bill Swap Rate
BRL	-Brazilian Real
CAD	-Canadian Dollar
CHF	-Swiss Franc
CLP	-Chile Peso
CNY	-Chinese Yuan Renminbi
COP	-Colombia Peso
CZK	-Czech Koruna
EUR	-Euro
GBP	-British Pound Sterling
HUF	-Hungarian Forint
IDR	-Indonesian Rupiah
INR	-Indian Rupee
JPY	-Japanese Yen
KRW	-South Korean Won
LIBOR	-London Interbank Offered Rate
MXN	-Mexican Peso
NOK	-Norwegian Krone
NZD	-New Zealand Dollar
PLN	-Polish Zloty
RUB	-Russian Ruble
SEK	-Swedish Krona
SGD	-Singapore Dollar
STIBOR	-Stockholm Interbank Offered Rate
THB	-Thai Baht
TRY	-Turkish Lira
USD	-U.S. Dollar
ZAR	-South African Rand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                      Invesco World Bond Factor Fund

Portfolio Composition

By sector, based on Net Assets

as of April 30, 2021

Sovereign Debt	35.32%
U.S. Treasury Securities	15.56
Financials	13.25
Collateralized Mortgage Obligations	9.93
Industrials	4.62
Utilities	3.57
Communication Services	2.96
Consumer Discretionary	2.84
Health Care	2.80
Information Technology	2.60
Consumer Staples	2.54
Other Sectors, Each Less than 2% of Net Assets	3.48
Money Market Funds Plus Other Assets Less Liabilities	0.53

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                      Invesco World Bond Factor Fund

Statement of Assets and Liabilities

April 30, 2021

(Unaudited)

Assets:
Investments in securities, at value (Cost $43,619,188)	$43,616,475
Investments in affiliates, at value (Cost $1,778,087)	1,779,692
Other investments:
Variation margin receivable – futures contracts	3,097
Variation margin receivable – centrally cleared swap agreements	371
Unrealized appreciation on forward foreign currency contracts outstanding	421,827
Deposits with brokers:
Cash collateral – centrally cleared swap agreements	100,000
Cash	21,695
Foreign currencies, at value (Cost $102,510)	102,390
Receivable for:
Fund shares sold	32,499
Dividends	35
Interest	231,195
Investment for trustee deferred compensation and retirement plans	36,140
Other assets	54,940
Total assets	46,400,356

Liabilities:
Other investments:
Unrealized depreciation on forward foreign currency contracts outstanding	435,587
Payable for:
Investments purchased	1,200,965
Fund shares reacquired	322,546
Accrued foreign taxes	474
Accrued fees to affiliates	27,334
Accrued trustees’ and officers’ fees and benefits	106
Accrued other operating expenses	76,278
Trustee deferred compensation and retirement plans	38,486
Total liabilities	2,101,776
Net assets applicable to shares outstanding	$44,298,580

Net assets consist of:
Shares of beneficial interest	$43,516,680
Distributable earnings	781,900
$44,298,580

Net Assets:

Class A	$25,773,581
Class C	$2,290,497
Class Y	$15,237,260
Class R5	$877
Class R6	$996,365

Shares outstanding, no par value, with an unlimited number of shares authorized:

Class A	2,369,759
Class C	211,118
Class Y	1,401,747
Class R5	81.2
Class R6	91,562
Class A:
Net asset value per share	$10.88
Maximum offering price per share (Net asset value of $10.88 ÷ 95.75%)	$11.36
Class C:
Net asset value and offering price per share	$10.85
Class Y:
Net asset value and offering price per share	$10.87
Class R5:
Net asset value and offering price per share	$10.80
Class R6:
Net asset value and offering price per share	$10.88

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                      Invesco World Bond Factor Fund

Statement of Operations

For the six months ended April 30, 2021

(Unaudited)

Investment income:
Interest (net of foreign withholding taxes of $1,766)	$226,167

Dividends from affiliates	3,564

Total investment income	229,731

Expenses:
Advisory fees	59,392

Administrative services fees	2,905

Custodian fees	8,272

Distribution fees:
Class A	33,433

Class C	11,854

Transfer agent fees – A, C and Y	47,427

Transfer agent fees – R6	305

Trustees’ and officers’ fees and benefits	12,540

Registration and filing fees	40,400

Reports to shareholders	14,692

Professional services fees	29,493

Other	6,667

Total expenses	267,380

Less: Fees waived, expenses reimbursed and/or expense offset arrangement(s)	(159,252)

Net expenses	108,128

Net investment income	121,603

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	727,170

Affiliated investment securities	(70)

Foreign currencies	(9,913)

Forward foreign currency contracts	274,902

Futures contracts	(9,232)

Swap agreements	57,518

1,040,375

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities (net of foreign taxes of $96)	(868,505)

Affiliated investment securities	1,677

Foreign currencies	4,620

Forward foreign currency contracts	(99,716)

Futures contracts	(96,329)

Swap agreements	21,318

(1,036,935)

Net realized and unrealized gain	3,440

Net increase in net assets resulting from operations	$125,043

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                      Invesco World Bond Factor Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2021 and the year ended October 31, 2020

(Unaudited)

	April 30, 2021	October 31, 2020

Operations:
Net investment income	$121,603	$354,293

Net realized gain	1,040,375	1,136,358

Change in net unrealized appreciation (depreciation)	(1,036,935)	86,334

Net increase in net assets resulting from operations	125,043	1,576,985

Distributions to shareholders from distributable earnings:
Class A	(455,319)	(347,746)

Class C	(34,364)	(19,553)

Class Y	(248,654)	(92,861)

Class R5	(17)	(17)

Class R6	(8,511)	(3,200)

Total distributions from distributable earnings	(746,865)	(463,377)

Share transactions-net:
Class A	(32,840)	4,873,802

Class C	(167,781)	358,491

Class Y	3,746,989	8,736,215

Class R6	723,387	142,855

Net increase in net assets resulting from share transactions	4,269,755	14,111,363

Net increase in net assets	3,647,933	15,224,971

Net assets:
Beginning of period	40,650,647	25,425,676

End of period	$44,298,580	$40,650,647

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                      Invesco World Bond Factor Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Return of capital	Total distributions	Net asset value, end of period	Total return (b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover (c)
Class A
Six months ended 04/30/21	$11.01	$ 0.03	$ 0.03	$ 0.06	$(0.06)	$(0.13)	$ –	$(0.19)	$10.88	0.51%	$25,774	0.54	%(d)	1.26	%(d)	0.50	%(d)	104%
Year ended 10/31/20	10.61	0.13	0.45	0.58	(0.18)	–	–	(0.18)	11.01	5.56	26,165	0.64		1.49		1.21		191
Year ended 10/31/19	9.66	0.30	0.92	1.22	(0.11)	–	(0.16)	(0.27)	10.61	12.83	20,458	0.94		2.08		2.97		177
Year ended 10/31/18	10.43	0.33	(0.83)	(0.50)	(0.21)	–	(0.06)	(0.27)	9.66	(4.89)	18,347	0.93		2.21		3.25		131
Year ended 10/31/17	10.44	0.33	(0.07)	0.26	(0.04)	–	(0.23)	(0.27)	10.43	2.63	22,150	0.95		2.21		3.22		245
Year ended 10/31/16	9.81	0.25	0.54	0.79	(0.08)	–	(0.08)	(0.16)	10.44	8.02	28,870	1.10		1.84		2.36		246
Class C
Six months ended 04/30/21	10.98	(0.01)	0.03	0.02	(0.02)	(0.13)	–	(0.15)	10.85	0.13	2,290	1.29	(d)	2.01	(d)	(0.25	)(d)	104
Year ended 10/31/20	10.59	0.05	0.45	0.50	(0.11)	–	–	(0.11)	10.98	4.74	2,482	1.39		2.24		0.46		191
Year ended 10/31/19	9.64	0.22	0.93	1.15	(0.08)	–	(0.12)	(0.20)	10.59	12.01	2,046	1.69		2.83		2.22		177
Year ended 10/31/18	10.41	0.26	(0.84)	(0.58)	(0.15)	–	(0.04)	(0.19)	9.64	(5.62)	3,591	1.68		2.96		2.50		131
Year ended 10/31/17	10.42	0.25	(0.07)	0.18	(0.03)	–	(0.16)	(0.19)	10.41	1.80	4,147	1.70		2.96		2.47		245
Year ended 10/31/16	9.79	0.17	0.54	0.71	(0.05)	–	(0.03)	(0.08)	10.42	7.24	5,121	1.85		2.59		1.61		246
Class Y
Six months ended 04/30/21	11.01	0.04	0.02	0.06	(0.07)	(0.13)	–	(0.20)	10.87	0.54	15,237	0.29	(d)	1.01	(d)	0.75	(d)	104
Year ended 10/31/20	10.61	0.16	0.44	0.60	(0.20)	–	–	(0.20)	11.01	5.81	11,717	0.39		1.24		1.46		191
Year ended 10/31/19	9.65	0.33	0.93	1.26	(0.12)	–	(0.18)	(0.30)	10.61	13.23	2,783	0.69		1.83		3.22		177
Year ended 10/31/18	10.42	0.36	(0.83)	(0.47)	(0.23)	–	(0.07)	(0.30)	9.65	(4.66)	2,903	0.68		1.96		3.50		131
Year ended 10/31/17	10.44	0.35	(0.07)	0.28	(0.04)	–	(0.26)	(0.30)	10.42	2.81	5,797	0.70		1.96		3.47		245
Year ended 10/31/16	9.80	0.27	0.55	0.82	(0.07)	–	(0.11)	(0.18)	10.44	8.40	10,509	0.85		1.59		2.61		246
Class R5
Six months ended 04/30/21	10.94	0.04	0.02	0.06	(0.07)	(0.13)	–	(0.20)	10.80	0.54	1	0.29	(d)	0.89	(d)	0.75	(d)	104
Year ended 10/31/20	10.56	0.15	0.43	0.58	(0.20)	–	–	(0.20)	10.94	5.64	1	0.39		1.11		1.46		191
Year ended 10/31/19	9.64	0.33	0.89	1.22	(0.12)	–	(0.18)	(0.30)	10.56	12.81	1	0.69		1.60		3.22		177
Year ended 10/31/18	10.42	0.36	(0.84)	(0.48)	(0.23)	–	(0.07)	(0.30)	9.64	(4.75)	1	0.68		1.73		3.50		131
Year ended 10/31/17	10.44	0.36	(0.08)	0.28	(0.04)	–	(0.26)	(0.30)	10.42	2.81	1	0.70		1.77		3.47		245
Year ended 10/31/16	9.81	0.27	0.54	0.81	(0.07)	–	(0.11)	(0.18)	10.44	8.29	1	0.85		1.30		2.61		246
Class R6
Six months ended 04/30/21	11.02	0.04	0.02	0.06	(0.07)	(0.13)	–	(0.20)	10.88	0.54	996	0.29	(d)	0.89	(d)	0.75	(d)	104
Year ended 10/31/20	10.62	0.15	0.46	0.61	(0.21)	–	–	(0.21)	11.02	5.81	286	0.39		1.11		1.46		191
Year ended 10/31/19	9.66	0.33	0.93	1.26	(0.12)	–	(0.18)	(0.30)	10.62	13.21	138	0.69		1.60		3.22		177
Year ended 10/31/18	10.43	0.35	(0.82)	(0.47)	(0.23)	–	(0.07)	(0.30)	9.66	(4.65)	106	0.68		1.73		3.50		131
Year ended 10/31/17	10.44	0.36	(0.07)	0.29	(0.04)	–	(0.26)	(0.30)	10.43	2.91	11	0.70		1.77		3.47		245
Year ended 10/31/16	9.81	0.25	0.56	0.81	(0.07)	–	(0.11)	(0.18)	10.44	8.29	11	0.85		1.30		2.61		246

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $26,968, $2,390, $14,384, $1 and $615 for Class A, Class C, Class Y, Class R5 and Class R6 shares, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19                      Invesco World Bond Factor Fund

Notes to Financial Statements

April 30, 2021

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco World Bond Factor Fund (the “Fund”) is a series portfolio of AIM Investment Funds (Invesco Investment Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is total return.

The Fund currently consists of five different classes of shares: Class A, Class C, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for ten years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the tenth anniversary after a purchase of Class C shares. Effective November 30, 2020, the automatic conversion pursuant to the Conversion Feature changed from ten years to eight years. The first conversion of Class C shares to Class A shares occurred at the end of December 2020 for all Class C shares that were held for more than eight years as of November 30, 2020.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income

20                      Invesco World Bond Factor Fund

and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income, if any, are declared and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

J.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and

21                      Invesco World Bond Factor Fund

reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

K.

Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

L.

Swap Agreements – The Fund may enter into various swap transactions, including interest rate, total return, index, currency and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between Counterparties. A swap agreement may be negotiated bilaterally and traded over-the-counter (“OTC”) between two parties (“uncleared/ OTC”) or, in some instances, must be transacted through a future commission merchant (“FCM”) and cleared through a clearinghouse that serves as a central Counterparty (“centrally cleared swap”). These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/ or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, index, and currency swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

In a centrally cleared swap, the Fund’s ultimate Counterparty is a central clearinghouse. The Fund initially will enter into centrally cleared swaps through an executing broker. When a fund enters into a centrally cleared swap, it must deliver to the central Counterparty (via the FCM) an amount referred to as “initial margin.” Initial margin requirements are determined by the central Counterparty, but an FCM may require additional initial margin above the amount required by the central Counterparty. Initial margin deposits required upon entering into centrally cleared swaps are satisfied by cash or securities as collateral at the FCM. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is recorded on the Statement of Assets and Liabilities. During the term of a cleared swap agreement, a “variation margin” amount may be required to be paid by the Fund or may be received by the Fund, based on the daily change in price of the underlying reference instrument subject to the swap agreement and is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities until the centrally cleared swap is terminated at which time a realized gain or loss is recorded.

A CDS is an agreement between Counterparties to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its Counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund’s maximum risk of loss from Counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the Counterparty and by the designation of collateral by the Counterparty to cover the Fund’s exposure to the Counterparty.

Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.

An interest rate swap is an agreement between Counterparties pursuant to which the parties exchange a floating rate payment for a fixed rate payment based on a specified notional amount.

Changes in the value of centrally cleared and OTC swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates cash or liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Cash held as collateral is recorded as deposits with brokers on the Statement of Assets and Liabilities. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to

22                      Invesco World Bond Factor Fund

terminate existing swap agreements or to realize amounts to be received under such agreements. Additionally, ISDA master agreements include credit related contingent features which allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event that, for example, the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA master agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. A short position in a security poses more risk than holding the same security long. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited.

Notional amounts of each individual credit default swap agreement outstanding as of April 30, 2021 for which the Fund is the seller of protection are disclosed in the open swap agreements table. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

M.

Dollar Rolls and Forward Commitment Transactions – The Fund may enter into dollar roll transactions to enhance the Fund’s performance. The Fund executes its dollar roll transactions in the to be announced (“TBA”) market whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by the sale of the security with a simultaneous agreement to repurchase at a future date.

The Fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. These transactions increase the Fund’s portfolio turnover rate. The Fund will segregate liquid assets in an amount equal to its dollar roll commitments.

Dollar roll transactions involve the risk that a Counterparty to the transaction may fail to complete the transaction. If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price. Dollar roll transactions also involve the risk that the value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement. Dollar roll transactions covered in this manner are not treated as senior securities for purposes of a Fund’s fundamental investment limitation on borrowings.

N.

LIBOR Risk – The Fund may invest in financial instruments that utilize LIBOR as the reference or benchmark rate for variable interest rate calculations. On July 27, 2017, the head of the United Kingdom’s Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. Although many LIBOR rates will be phased out at the end of 2021 as originally intended, a selection of widely used USD LIBOR rates will continue to be published until June 2023 in order to assist with the transition. There remains uncertainty regarding the effect of the LIBOR transition process and therefore any impact of a transition away from LIBOR on the Fund or the instruments in which the Fund invests cannot yet be determined. There is no assurance that the composition or characteristics of any alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. Any such effects of the transition away from LIBOR and the adoption of alternative reference rates could result in losses to the Fund.

O.

COVID-19 Risk – The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations and supply chains, layoffs, lower consumer demand, and defaults, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally.

The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

P.	Other Risks – Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.

Mortgage- and asset-backed securities, including collateralized debt obligations and collateralized mortgage obligations, are subject to prepayment or call risk, which is the risk that a borrower’s payments may be received earlier or later than expected due to changes in prepayment rates on underlying loans. This could result in the Fund reinvesting these early payments at lower interest rates, thereby reducing the Fund’s income. Mortgage- and asset-backed securities also are subject to extension risk, which is the risk that an unexpected rise in interest rates could reduce the rate of prepayments, causing the price of the mortgage- and asset-backed securities and the Fund’s share price to fall. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of mortgage-backed securities and could result in losses to the Fund. Privately-issued mortgage-backed securities and asset-backed securities may be less liquid than other types of securities and the Fund may be unable to sell these securities at the time or price it desires.

Q.

Leverage Risk – Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.

R.

Collateral –To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $2 billion	0.270%
Over $2 billion	0.250%

For the six months ended April 30, 2021, the effective advisory fee rate incurred by the Fund was 0.27%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least February 28, 2022, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class Y, Class R5 and Class R6 shares to 0.54%, 1.29%, 0.29%, 0.29% and 0.29%, respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on February 28, 2022. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. To the extent that the annualized expense ratio does not exceed the expense limit, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

Further, the Adviser has contractually agreed, through at least June 30, 2023, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended April 30, 2021, the Adviser waived advisory fees of $59,392 and reimbursed fund level expenses of $52,009 and reimbursed class level expenses of $29,240, $2,592, $15,596, $0 and $305 of Class A, Class C, Class Y, Class R5 and Class R6 shares, respectively.

23                      Invesco World Bond Factor Fund

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2021, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2021, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A and Class C shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares and 1.00% of the average daily net assets of Class C shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2021, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2021, IDI advised the Fund that IDI retained $1,298 in front-end sales commissions from the sale of Class A shares and $478 and $148 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Non-U.S. Dollar Denominated Bonds & Notes	$–	$22,511,197	$–	$22,511,197
U.S. Dollar Denominated Bonds & Notes	–	9,810,396	–	9,810,396
U.S. Treasury Securities	–	6,894,878	–	6,894,878
U.S. Government Sponsored Agency Mortgage-Backed Securities	–	4,400,004	–	4,400,004
Exchange-Traded Funds	447,912	–	–	447,912
Money Market Funds	1,331,780	–	–	1,331,780
Total Investments in Securities	1,779,692	43,616,475	–	45,396,167
Other Investments - Assets*
Futures Contracts	29,774	–	–	29,774
Forward Foreign Currency Contracts	–	421,827	–	421,827
Swap Agreements	–	38,722	–	38,722
	29,774	460,549	–	490,323
Other Investments - Liabilities*
Futures Contracts	(73,700)	–	–	(73,700)
Forward Foreign Currency Contracts	–	(435,587)	–	(435,587)
Swap Agreements	–	(19,466)	–	(19,466)
	(73,700)	(455,053)	–	(528,753)
Total Other Investments	(43,926)	5,496	–	(38,430)
Total Investments	$1,735,766	$43,621,971	$–	$45,357,737

*	Unrealized appreciation (depreciation).

24                      Invesco World Bond Factor Fund

NOTE 4–Derivative Investments

The Fund may enter into an ISDA Master Agreement under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of April 30, 2021:

	Value
Derivative Assets	Currency Risk	Interest Rate Risk	Total
Unrealized appreciation on futures contracts – Exchange-Traded(a)	$-	$29,774	$29,774
Unrealized appreciation on swap agreements – Centrally Cleared(a)	-	38,722	38,722
Unrealized appreciation on forward foreign currency contracts outstanding	421,827	-	421,827
Total Derivative Assets	421,827	68,496	490,323
Derivatives not subject to master netting agreements	-	(68,496)	(68,496)
Total Derivative Assets subject to master netting agreements	$421,827	$-	$421,827

	Value
Derivative Liabilities	Currency Risk	Interest Rate Risk	Total
Unrealized depreciation on futures contracts – Exchange-Traded(a)	$-	$(73,700)	$(73,700)
Unrealized depreciation on swap agreements – Centrally Cleared(a)	-	(19,466)	(19,466)
Unrealized depreciation on forward foreign currency contracts outstanding	(435,587)	-	(435,587)
Total Derivative Liabilities	(435,587)	(93,166)	(528,753)
Derivatives not subject to master netting agreements	-	93,166	93,166
Total Derivative Liabilities subject to master netting agreements	$(435,587)	$-	$(435,587)

(a)	The daily variation margin receivable at period-end is recorded in the Statement of Assets and Liabilities.

Offsetting Assets and Liabilities

The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of April 30, 2021.

	Financial Derivative Assets	Financial Derivative Liabilities		Collateral (Received)/Pledged

Counterparty	Forward Foreign Currency Contracts	Forward Foreign Currency Contracts	Net Value of Derivatives	Non-Cash	Cash	Net Amount
Bank of America, N.A.	$ 12,052	$ (32,175)	$(20,123)	$-	$-	$(20,123)
Barclays Bank PLC	1,565	(16,986)	(15,421)	-	-	(15,421)
BNP Paribas S.A.	8,388	(1,972)	6,416	-	-	6,416
Citibank, N.A.	73,252	(76,746)	(3,494)	-	-	(3,494)
Deutsche Bank AG	15,629	(11,521)	4,108	-	-	4,108
Goldman Sachs International	63,457	(36,662)	26,795	-	-	26,795
J.P. Morgan Chase Bank, N.A.	44,687	(16,414)	28,273	-	-	28,273
Morgan Stanley and Co. International PLC	32,211	(25,549)	6,662	-	-	6,662
Royal Bank of Canada	43,724	(101,948)	(58,224)	-	-	(58,224)
State Street Bank & Trust Co.	20,287	(38,086)	(17,799)	-	-	(17,799)
UBS AG	106,575	(77,528)	29,047	-	-	29,047
Total	$421,827	$(435,587)	$(13,760)	$-	$-	$(13,760)

25                      Invesco World Bond Factor Fund

Effect of Derivative Investments for the six months ended April 30, 2021

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Statement of Operations
	Currency Risk	Interest Rate Risk	Total
Realized Gain (Loss):
Forward foreign currency contracts	$274,902	$-	$274,902
Futures contracts	-	(9,232)	(9,232)
Swap agreements	-	57,518	57,518
Change in Net Unrealized Appreciation (Depreciation):
Forward foreign currency contracts	(99,716)	-	(99,716)
Futures contracts	-	(96,329)	(96,329)
Swap agreements	-	21,318	21,318
Total	$175,186	$(26,725)	$148,461

The table below summarizes the average notional value of derivatives held during the period.

	Forward Foreign Currency Contracts	Futures Contracts	Swap Agreements
Average notional value	$43,278,077	$9,363,296	$6,346,459

NOTE 5–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2021, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $118.

NOTE 6–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7–Cash Balances

The Fund may borrow for leveraging in an amount up to 5% of the Fund’s total assets (excluding the amount borrowed) at the time the borrowing is made. In doing so, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 8–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP.

Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of October 31, 2020.

NOTE 9–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2021 was $29,902,523 and $23,597,163, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$1,309,522
Aggregate unrealized (depreciation) of investments	(1,789,901)
Net unrealized appreciation (depreciation) of investments	$(480,379)

26                      Invesco World Bond Factor Fund

Cost of investments for tax purposes is $45,838,116.

NOTE 10–Share Information

	Summary of Share Activity

	Six months ended April 30, 2021(a)		Year ended October 31, 2020
	Shares	Amount	Shares	Amount
Sold:
Class A	353,908	$3,933,849	1,116,052	$11,975,564
Class C	37,466	413,067	110,646	1,185,774
Class Y	630,230	6,968,984	1,068,531	11,521,900
Class R6	67,521	744,621	16,109	176,431

Issued as reinvestment of dividends:
Class A	37,893	422,177	30,389	319,821
Class C	2,744	30,597	1,481	15,419
Class Y	18,389	204,580	7,013	74,502
Class R6	748	8,303	283	2,991

Automatic conversion of Class C shares to Class A shares:
Class A	32,313	360,110	15,908	168,477
Class C	(32,395)	(360,110)	(15,940)	(168,477)

Reacquired:
Class A	(430,533)	(4,748,976)	(713,541)	(7,590,060)
Class C	(22,694)	(251,335)	(63,360)	(674,225)
Class Y	(311,515)	(3,426,575)	(273,293)	(2,860,187)
Class R6	(2,688)	(29,537)	(3,405)	(36,567)
Net increase in share activity	381,387	$4,269,755	1,296,873	$14,111,363

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 40% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

27                      Invesco World Bond Factor Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2020 through April 30, 2021.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (11/01/20)	Ending Account Value (04/30/21)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/21)	Expenses Paid During Period[2]	Annualized Expense Ratio
Class A	$1,000.00	$1,005.10	$2.68	$1,022.12	$2.71	0.54%
Class C	1,000.00	1,001.30	6.40	1,018.40	6.46	1.29
Class Y	1,000.00	1,005.40	1.44	1,023.36	1.45	0.29
Class R5	1,000.00	1,005.40	1.44	1,023.36	1.45	0.29
Class R6	1,000.00	1,005.40	1.44	1,023.36	1.45	0.29

[1]

The actual ending account value is based on the actual total return of the Fund for the period November 1, 2020 through April 30, 2021, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

28                      Invesco World Bond Factor Fund

(This page intentionally left blank)

(This page intentionally left blank)

(This page intentionally left blank)

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents. With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

∎ Daily confirmations

∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each fiscal year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/ corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-05426 and 033-19338	Invesco Distributors, Inc.	WBD-SAR-1

ITEM 2.	CODE OF ETHICS.

Not applicable for a semi-annual report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

As of June 18, 2021, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the PEO and PFO, to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of June 18, 2021, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

13(a) (1)	Not applicable.

13(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002.

13(a) (3)	Not applicable.

13(a) (4)	Not applicable.

13(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:    AIM Investment Funds (Invesco Investment Funds)

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	July 8, 2021

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	July 8, 2021

By:	/s/ Adrien Deberghes
Adrien Deberghes
Principal Financial Officer

Date:	July 8, 2021